UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000E Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000E Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2017 to August 31, 2017

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to §§ 210.12-12 — 12-14 of Regulation S-X are as follows:

S&P 500 Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 1.9%
General Dynamics Corp.	292,405	58,875,747

Beverages - 6.1%
Brown-Forman Corp., Class B	1,248,910	66,242,186
Coca-Cola Co. (The)	1,336,367	60,871,517
PepsiCo, Inc.	515,996	59,716,217
		186,829,920
Biotechnology - 2.0%
AbbVie, Inc.	810,753	61,049,701

Capital Markets - 5.8%
Franklin Resources, Inc.	1,284,242	55,517,782
S&P Global, Inc.	387,123	59,744,693
T. Rowe Price Group, Inc.	738,873	62,331,326
		177,593,801
Chemicals - 7.8%
Air Products & Chemicals, Inc.	413,432	60,100,610
Ecolab, Inc.	453,822	60,494,472
PPG Industries, Inc.	568,580	59,314,266
Sherwin-Williams Co. (The)	170,404	57,812,965
		237,722,313
Commercial Services & Supplies - 1.9%
Cintas Corp.	433,626	58,543,846

Distributors - 2.0%
Genuine Parts Co.	732,461	60,669,745

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	1,653,954	61,957,117

Electrical Equipment - 1.9%
Emerson Electric Co.	998,212	58,934,436

Equity Real Estate Investment Trusts (REITs) - 1.9%
Federal Realty Investment Trust	456,520	57,946,084

Food & Staples Retailing - 6.0%
Sysco Corp.	1,162,420	61,224,661
Walgreens Boots Alliance, Inc.	752,798	61,353,037
Wal-Mart Stores, Inc.	779,330	60,842,293
		183,419,991
Food Products - 5.8%
Archer-Daniels-Midland Co.	1,448,109	59,835,864
Hormel Foods Corp.	1,798,941	55,299,446
McCormick & Co., Inc. (Non-Voting)	637,814	60,675,246
		175,810,556
Health Care Equipment & Supplies - 7.7%
Abbott Laboratories	1,179,581	60,087,856
Becton Dickinson and Co.	291,409	58,118,611
CR Bard, Inc.	186,032	59,680,926
Medtronic plc	704,226	56,774,700
		234,662,093
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	777,510	52,450,825

Hotels, Restaurants & Leisure - 2.1%
McDonald’s Corp.	394,618	63,127,041

Household Durables - 1.7%
Leggett & Platt, Inc.	1,122,569	51,604,497

Household Products - 8.0%
Clorox Co. (The)	456,310	63,212,624
Colgate-Palmolive Co.	833,997	59,747,545
Kimberly-Clark Corp.	483,990	59,671,127
Procter & Gamble Co. (The)	679,550	62,702,079
		245,333,375
Industrial Conglomerates - 1.9%
3M Co.	285,347	58,302,099

Insurance - 4.1%
Aflac, Inc.	772,001	63,728,682
Cincinnati Financial Corp.	796,209	61,180,700
		124,909,382
IT Services - 2.0%
Automatic Data Processing, Inc.	578,740	61,618,448

Machinery - 7.8%
Dover Corp.	713,791	60,586,580
Illinois Tool Works, Inc.	422,051	58,036,233
Pentair plc	927,883	57,575,140
Stanley Black & Decker, Inc.	416,999	60,047,856
		236,245,809
Metals & Mining - 1.8%
Nucor Corp.	990,295	54,575,157

Multiline Retail - 2.0%
Target Corp.	1,108,652	60,454,794

Multi-Utilities - 2.0%
Consolidated Edison, Inc.	729,518	61,476,482

Oil, Gas & Consumable Fuels - 3.9%
Chevron Corp.	580,647	62,489,230
Exxon Mobil Corp.	750,252	57,266,735
		119,755,965
Pharmaceuticals - 2.0%
Johnson & Johnson	450,513	59,634,406

Specialty Retail - 2.0%
Lowe’s Cos., Inc.	806,389	59,584,083

Textiles, Apparel & Luxury Goods - 2.1%
VF Corp.	1,017,709	63,983,365

Trading Companies & Distributors - 1.9%
WW Grainger, Inc.	359,077	58,375,148

TOTAL COMMON STOCKS (Cost $2,765,211,993)		3,045,446,226

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.0%(a)

REPURCHASE AGREEMENT(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $429,476 (Cost $429,465)	429,465	429,465

Total Investments - 99.8% (Cost $2,765,641,458)		3,045,875,691
Other Assets Less Liabilities - 0.2%		6,515,691
Net assets - 100.0%		3,052,391,382

See accompanying notes to schedules of portfolio investments.

(a)                   Represents less than 0.05% of net assets.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$353,104,002
Aggregate gross unrealized depreciation	(75,831,754)
Net unrealized appreciation	$277,272,248
Federal income tax cost	$2,768,603,443

See accompanying notes to schedules of portfolio investments.

S&P MidCap 400 Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Banks - 10.6%
Bank of the Ozarks, Inc.	200,336	8,606,435
Commerce Bancshares, Inc.	163,225	8,975,743
Cullen/Frost Bankers, Inc.	98,712	8,311,550
Prosperity Bancshares, Inc.	145,676	8,704,141
UMB Financial Corp.	128,943	8,654,654
		43,252,523
Capital Markets - 6.9%
Eaton Vance Corp.	193,601	9,211,536
FactSet Research Systems, Inc.	57,117	8,977,650
SEI Investments Co.	167,988	9,820,578
		28,009,764
Chemicals - 2.3%
RPM International, Inc.	186,711	9,143,238

Commercial Services & Supplies - 2.1%
MSA Safety, Inc.	119,713	8,722,289

Containers & Packaging - 6.7%
AptarGroup, Inc.	106,169	8,876,790
Bemis Co., Inc.	207,516	8,842,257
Sonoco Products Co.	194,553	9,389,128
		27,108,175
Equity Real Estate Investment Trusts (REITs) - 4.4%
National Retail Properties, Inc.	236,150	9,878,154
Tanger Factory Outlet Centers, Inc.	349,964	8,189,158
		18,067,312
Food & Staples Retailing - 2.3%
Casey’s General Stores, Inc.	88,834	9,364,880

Food Products - 4.5%
Lancaster Colony Corp.	75,535	8,797,561
Tootsie Roll Industries, Inc.	255,322	9,536,277
		18,333,838
Gas Utilities - 11.8%
Atmos Energy Corp.	110,507	9,729,036
National Fuel Gas Co.	161,530	9,365,510
New Jersey Resources Corp.	231,657	10,111,828
UGI Corp.	188,715	9,324,408
WGL Holdings, Inc.	111,582	9,401,899
		47,932,681
Health Care Equipment & Supplies - 2.2%
West Pharmaceutical Services, Inc.	101,117	8,801,224

Health Care Providers & Services - 2.0%
Owens & Minor, Inc.	297,931	8,324,192

Industrial Conglomerates - 2.2%
Carlisle Cos., Inc.	95,151	9,009,848

Insurance - 11.5%
Brown & Brown, Inc.	214,645	9,650,439
Mercury General Corp.	173,321	9,960,759
Old Republic International Corp.	482,133	9,203,919
RenaissanceRe Holdings Ltd.	65,322	9,090,210
WR Berkley Corp.	133,285	8,882,112
		46,787,439
Leisure Products - 2.3%
Polaris Industries, Inc.	102,347	9,541,811

Machinery - 9.0%
Donaldson Co., Inc.	201,312	9,511,992
Graco, Inc.	88,199	10,187,867
Lincoln Electric Holdings, Inc.	101,617	8,824,420
Nordson Corp.	75,798	8,284,721
		36,809,000
Media - 4.4%
John Wiley & Sons, Inc., Class A	173,956	9,384,926
Meredith Corp.	155,833	8,469,524
		17,854,450
Multi-Utilities - 7.4%
Black Hills Corp.	135,996	9,571,399
MDU Resources Group, Inc.	370,580	10,020,483
Vectren Corp.	159,766	10,482,247
		30,074,129
Software - 2.3%
CDK Global, Inc.	144,258	9,304,641

Water Utilities - 2.4%
Aqua America, Inc.	285,997	9,552,300

Wireless Telecommunication Services - 2.4%
Telephone & Data Systems, Inc.	338,730	9,928,176

TOTAL COMMON STOCKS (Cost $398,766,694)		405,921,910

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.1%

REPURCHASE AGREEMENT(a) - 0.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $465,844 (Cost $465,832)	465,832	465,832

Total Investments - 99.8% (Cost $399,232,526)		406,387,742
Other Assets Less Liabilities - 0.2%		651,396
Net assets - 100.0%		407,039,138

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,644,138
Aggregate gross unrealized depreciation	(15,993,451)
Net unrealized appreciation	$6,650,687
Federal income tax cost	$399,737,055

See accompanying notes to schedules of portfolio investments.

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Banks - 9.5%
BancFirst Corp.	150,617	7,591,097
Community Bank System, Inc.	127,577	6,565,112
Southside Bancshares, Inc.	212,528	6,943,290
Tompkins Financial Corp.	88,821	6,743,290
UMB Financial Corp.	100,239	6,728,042
United Bankshares, Inc.	185,774	6,232,718
		40,803,549
Capital Markets - 1.9%
Westwood Holdings Group, Inc.	135,208	8,265,265

Chemicals - 7.5%
Hawkins, Inc.	146,374	5,218,233
HB Fuller Co.	138,110	6,931,741
Quaker Chemical Corp.	50,869	7,081,982
Sensient Technologies Corp.	89,500	6,457,425
Stepan Co.	85,535	6,616,988
		32,306,369
Commercial Services & Supplies - 10.0%
ABM Industries, Inc.	169,105	7,513,335
Brady Corp., Class A	187,235	6,244,287
Healthcare Services Group, Inc.	156,337	8,004,454
Matthews International Corp., Class A	109,893	6,621,053
McGrath RentCorp	198,915	8,030,199
MSA Safety, Inc.	91,601	6,674,049
		43,087,377
Diversified Telecommunication Services - 1.6%
ATN International, Inc.	111,435	6,749,618

Electric Utilities - 3.6%
ALLETE, Inc.	102,985	7,963,830
Portland General Electric Co.	157,648	7,489,856
		15,453,686
Electronic Equipment, Instruments & Components - 2.0%
Badger Meter, Inc.	188,719	8,662,202

Equity Real Estate Investment Trusts (REITs) - 5.4%
National Health Investors, Inc.	94,823	7,602,908
Universal Health Realty Income Trust	100,042	7,574,180
Urstadt Biddle Properties, Inc., Class A	382,594	7,912,044
		23,089,132
Food & Staples Retailing - 1.6%
Andersons, Inc. (The)	215,476	6,862,911

Food Products - 6.6%
Calavo Growers, Inc.	109,012	7,320,156
J&J Snack Foods Corp.	54,098	6,896,954
Lancaster Colony Corp.	58,035	6,759,337
Tootsie Roll Industries, Inc.	197,321	7,369,939
		28,346,386
Gas Utilities - 10.7%
Chesapeake Utilities Corp.	98,934	7,860,306
New Jersey Resources Corp.	176,589	7,708,110
Northwest Natural Gas Co.	119,749	7,939,359
South Jersey Industries, Inc.	201,952	7,246,038
Spire, Inc.	102,189	7,817,458
WGL Holdings, Inc.	86,456	7,284,783
		45,856,054
Health Care Equipment & Supplies - 1.9%
Atrion Corp.	13,228	8,229,800

Health Care Providers & Services - 2.9%
National HealthCare Corp.	99,526	6,204,451
Owens & Minor, Inc.	221,489	6,188,402
		12,392,853
Hotels, Restaurants & Leisure - 1.7%
International Speedway Corp., Class A	199,805	7,123,048

Insurance - 6.7%
American Equity Investment Life Holding Co.	301,648	8,373,748
AmTrust Financial Services, Inc.	544,438	6,751,031
Infinity Property & Casualty Corp.	75,150	6,647,018
RLI Corp.	130,609	6,990,194
		28,761,991
Machinery - 3.5%
Franklin Electric Co., Inc.	194,368	7,492,886
Lindsay Corp.	84,543	7,318,888
		14,811,774
Media - 1.6%
Meredith Corp.	129,637	7,045,771

Metals & Mining - 1.6%
Compass Minerals International, Inc.	105,510	7,048,068

Multi-Utilities - 5.4%
Avista Corp.	172,913	8,887,728
Black Hills Corp.	104,232	7,335,848
NorthWestern Corp.	117,716	7,100,629
		23,324,205
Specialty Retail - 2.1%
Aaron’s, Inc.	204,087	9,034,931

Tobacco - 3.0%
Universal Corp.	100,042	5,722,403
Vector Group Ltd.	336,142	7,260,667
		12,983,070
Trading Companies & Distributors - 1.7%
GATX Corp.	121,895	7,384,399

Water Utilities - 7.3%
California Water Service Group	209,473	7,844,764
Connecticut Water Service, Inc.	134,850	7,314,264
Middlesex Water Co.	206,506	7,843,098
SJW Group	147,766	8,201,013
		31,203,139
TOTAL COMMON STOCKS (Cost $404,933,704)		428,825,598

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.1%

REPURCHASE AGREEMENT(a) - 0.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $467,161 (Cost $467,149)	467,149	467,149

Total Investments - 99.9% (Cost $405,400,853)		429,292,747
Other Assets Less Liabilities - 0.1%		473,097
Net assets - 100.0%		429,765,844

See accompanying notes to schedules of portfolio investments.

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,821,586
Aggregate gross unrealized depreciation	(14,063,935)
Net unrealized appreciation	$23,757,651
Federal income tax cost	$405,535,096

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 3.5%
BAE Systems plc	182,821	1,431,112
Cobham plc	784,858	1,388,554
		2,819,666
Beverages - 1.8%
Diageo plc	41,833	1,397,189

Biotechnology - 1.8%
Shire plc	29,652	1,464,707

Chemicals - 5.3%
Croda International plc	28,119	1,392,062
FUCHS PETROLUB SE (Preference)	24,788	1,376,270
Novozymes A/S, Class B	28,550	1,450,330
		4,218,662
Commercial Services & Supplies - 1.7%
Babcock International Group plc	132,263	1,384,723

Diversified Financial Services - 3.4%
Groupe Bruxelles Lambert SA	13,320	1,354,149
Mitsubishi UFJ Lease & Finance Co. Ltd.	272,906	1,378,664
		2,732,813
Diversified Telecommunication Services - 1.7%
Inmarsat plc	146,457	1,381,410

Electric Utilities - 5.2%
CK Infrastructure Holdings Ltd.	153,793	1,393,215
Red Electrica Corp. SA	61,547	1,380,413
SSE plc	74,866	1,374,677
		4,148,305
Equity Real Estate Investment Trusts (REITs) - 3.5%
CapitaLand Commercial Trust	1,093,909	1,401,621
Link REIT	171,735	1,417,511
		2,819,132
Food & Staples Retailing - 3.5%
FamilyMart UNY Holdings Co. Ltd.	25,315	1,370,865
Sundrug Co. Ltd.	33,603	1,390,711
		2,761,576
Food Products - 8.8%
Associated British Foods plc	34,075	1,458,602
Chocoladefabriken Lindt & Spruengli AG, Class PC	241	1,379,292
Chocoladefabriken Lindt & Spruengli AG (Registered)	20	1,388,346
Kerry Group plc, Class A	15,191	1,412,879
Nestle SA (Registered)	16,333	1,382,611
		7,021,730
Gas Utilities - 1.8%
APA Group	207,048	1,454,990

Health Care Equipment & Supplies - 5.3%
Coloplast A/S, Class B	17,079	1,396,416
Essilor International SA	11,223	1,415,028
Sysmex Corp.	23,134	1,425,118
		4,236,562
Health Care Providers & Services - 6.7%
Fresenius Medical Care AG & Co. KGaA	14,927	1,393,117
Miraca Holdings, Inc.	30,688	1,392,754
Ramsay Health Care Ltd.	23,233	1,258,766
Ryman Healthcare Ltd.	200,403	1,303,240
		5,347,877
Hotels, Restaurants & Leisure - 3.4%
Compass Group plc	65,726	1,399,099
Paddy Power Betfair plc	14,994	1,315,408
		2,714,507
Household Durables - 1.8%
SEB SA	7,730	1,402,424

Insurance - 3.5%
Prudential plc	59,469	1,391,195
Standard Life Aberdeen plc	248,109	1,373,433
		2,764,628
Media - 5.1%
SES SA, FDR	60,890	1,390,291
Sky plc	112,181	1,381,906
WPP plc	68,631	1,255,769
		4,027,966
Multiline Retail - 3.6%
Don Quijote Holdings Co. Ltd.	38,409	1,457,001
Next plc	25,735	1,369,211
		2,826,212
Oil, Gas & Consumable Fuels - 3.5%
Enagas SA	47,513	1,398,366
Statoil ASA	75,535	1,427,231
		2,825,597
Personal Products - 1.8%
L’Oreal SA	6,686	1,409,753

Pharmaceuticals - 8.8%
Novartis AG (Registered)	16,608	1,398,114
Novo Nordisk A/S, Class B	30,257	1,441,282
Roche Holding AG	5,523	1,399,428
Sanofi	14,286	1,386,964
Vifor Pharma AG	13,948	1,406,411
		7,032,199
Professional Services - 5.3%
Capita plc	162,569	1,358,467
Intertek Group plc	22,176	1,460,177
Wolters Kluwer NV	31,854	1,389,684
		4,208,328
Specialty Retail - 1.7%
Shimamura Co. Ltd.	11,340	1,382,726

Tobacco - 1.8%
British American Tobacco plc	22,427	1,396,077

Trading Companies & Distributors - 3.6%
Ashtead Group plc	68,108	1,459,458
Bunzl plc	46,338	1,379,274
		2,838,732
Transportation Infrastructure - 1.8%
Abertis Infraestructuras SA	69,685	1,408,424

TOTAL COMMON STOCKS (Cost $75,323,225)		79,426,915

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 0.1%

REPURCHASE AGREEMENT(a) - 0.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $63,406 (Cost $63,405)	63,405	63,405

Total Investments - 99.8% (Cost $75,386,630)		79,490,320
Other Assets Less Liabilities - 0.2%		164,563
Net assets - 100.0%		79,654,883

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,622,157
Aggregate gross unrealized depreciation	(1,573,262)
Net unrealized appreciation	$4,048,895
Federal income tax cost	$75,441,425

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2017:

United Kingdom	35.0%
Japan	12.3%
Switzerland	10.5%
France	8.8%
Denmark	5.4%
Spain	5.3%
Germany	3.5%
Ireland	3.4%
Australia	3.4%
Norway	1.8%
China	1.8%
Singapore	1.8%
Hong Kong	1.7%
Netherlands	1.7%
Belgium	1.7%
New Zealand	1.6%
Other (1)	0.3%
100.0%

(1)                   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 4.6%
BAE Systems plc	27,122	212,310
Cobham plc	116,435	205,994
		418,304
Beverages - 2.3%
Diageo plc	6,206	207,276

Biotechnology - 2.4%
Shire plc	4,399	217,295

Chemicals - 6.8%
Croda International plc	4,171	206,490
FUCHS PETROLUB SE (Preference)	3,677	204,153
Novozymes A/S, Class B	4,235	215,136
		625,779
Commercial Services & Supplies - 2.2%
Babcock International Group plc	19,621	205,421

Diversified Financial Services - 2.2%
Groupe Bruxelles Lambert SA	1,976	200,886

Diversified Telecommunication Services - 2.2%
Inmarsat plc	21,727	204,933

Electric Utilities - 4.5%
Red Electrica Corp. SA	9,131	204,795
SSE plc	11,106	203,927
		408,722
Food Products - 11.4%
Associated British Foods plc	5,055	216,383
Chocoladefabriken Lindt & Spruengli AG, Class PC	35	200,312
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	208,252
Kerry Group plc, Class A	2,254	209,639
Nestle SA (Registered)	2,423	205,110
		1,039,696
Health Care Equipment & Supplies - 4.6%
Coloplast A/S, Class B	2,534	207,185
Essilor International SA	1,665	209,928
		417,113
Health Care Providers & Services - 2.2%
Fresenius Medical Care AG & Co. KGaA	2,215	206,723

Hotels, Restaurants & Leisure - 4.4%
Compass Group plc	9,751	207,568
Paddy Power Betfair plc	2,224	195,109
		402,677
Household Durables - 2.3%
SEB SA	1,147	208,096

Insurance - 4.5%
Prudential plc	8,822	206,378
Standard Life Aberdeen plc	36,807	203,752
		410,130
Media - 6.5%
SES SA, FDR	9,033	206,249
Sky plc	16,642	205,005
WPP plc	10,182	186,304
		597,558
Multiline Retail - 2.2%
Next plc	3,818	203,134

Oil, Gas & Consumable Fuels - 4.6%
Enagas SA	7,049	207,461
Statoil ASA	11,206	211,737
		419,198
Personal Products - 2.3%
L’Oreal SA	992	209,165

Pharmaceuticals - 11.4%
Novartis AG (Registered)	2,464	207,427
Novo Nordisk A/S, Class B	4,489	213,832
Roche Holding AG	819	207,520
Sanofi	2,119	205,724
Vifor Pharma AG	2,069	208,623
		1,043,126
Professional Services - 6.8%
Capita plc	24,117	201,527
Intertek Group plc	3,290	216,630
Wolters Kluwer NV	4,726	206,180
		624,337
Tobacco - 2.3%
British American Tobacco plc	3,327	207,105

Trading Companies & Distributors - 4.6%
Ashtead Group plc	10,104	216,515
Bunzl plc	6,874	204,608
		421,123
Transportation Infrastructure - 2.3%
Abertis Infraestructuras SA	10,338	208,944

TOTAL COMMON STOCKS (Cost $8,841,351)		9,106,741

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.1%

REPURCHASE AGREEMENT(a) - 0.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $6,494 (Cost $6,494)	6,494	6,494

Total Investments - 99.7% (Cost $8,847,845)		9,113,235
Other Assets Less Liabilities - 0.3%		28,538
Net assets - 100.0%		9,141,773

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$587,704
Aggregate gross unrealized depreciation	(337,898)
Net unrealized appreciation	$249,806
Federal income tax cost	$8,863,429

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2017:

United Kingdom	45.3%
Switzerland	13.5%
France	11.4%
Denmark	7.0%
Spain	6.8%
Germany	4.5%
Ireland	4.4%
Norway	2.3%
Netherlands	2.2%
Belgium	2.2%
Other (1)	0.4%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.3%

Auto Components - 1.4%
Hyundai Mobis Co. Ltd.	837	175,179

Automobiles - 5.8%
Hyundai Motor Co.	1,428	177,930
Hyundai Motor Co. (2nd Preference)	1,976	178,744
Hyundai Motor Co. (Preference)	2,125	181,669
Kia Motors Corp.	5,922	186,179
		724,522
Banks - 10.6%
Axis Bank Ltd.	24,056	188,286
Bancolombia SA, ADR	4,184	189,995
Bank Central Asia Tbk. PT	131,045	186,127
Bank Rakyat Indonesia Persero Tbk. PT	161,772	183,391
Capitec Bank Holdings Ltd.	2,824	195,485
E.Sun Financial Holding Co. Ltd.	313,546	193,245
Grupo Financiero Inbursa SAB de CV, Class O	110,492	184,779
		1,321,308
Chemicals - 1.5%
Asian Paints Ltd.	10,492	191,790

Commercial Services & Supplies - 1.5%
China Everbright International Ltd.	138,998	183,655

Construction & Engineering - 2.8%
China State Construction International Holdings Ltd.	116,211	168,397
Larsen & Toubro Ltd., GDR	10,627	188,098
		356,495
Construction Materials - 1.5%
Grupo Argos SA	25,893	184,191

Consumer Finance - 3.1%
Bajaj Finance Ltd.	7,041	196,263
Gentera SAB de CV	123,203	189,016
		385,279
Diversified Financial Services - 6.1%
FirstRand Ltd.	44,012	187,873
Grupo de Inversiones Suramericana SA	13,366	188,075
Power Finance Corp. Ltd.	100,445	191,851
RMB Holdings Ltd.	37,076	189,388
		757,187
Electronic Equipment, Instruments & Components - 1.6%
Sunny Optical Technology Group Co. Ltd.	13,627	195,374

Equity Real Estate Investment Trusts (REITs) - 1.4%
Resilient REIT Ltd.	18,494	177,793

Food & Staples Retailing - 6.2%
BIM Birlesik Magazalar A/S	8,762	194,085
Dongsuh Cos., Inc.	7,845	184,367
Shoprite Holdings Ltd.	12,164	210,754
SPAR Group Ltd. (The)	14,285	185,635
		774,841
Gas Utilities - 3.1%
China Gas Holdings Ltd.	78,436	198,051
China Resources Gas Group Ltd.	53,801	189,746
		387,797
Health Care Providers & Services - 3.2%
Bangkok Dusit Medical Services PCL, Class F	310,355	195,345
Sinopharm Group Co. Ltd., Class H	45,043	203,465
		398,810
Hotels, Restaurants & Leisure - 1.5%
Jollibee Foods Corp.	40,632	189,145

Household Products - 1.5%
Unilever Indonesia Tbk. PT	51,286	194,312

Independent Power and Renewable Electricity Producers - 1.5%
China Power International Development Ltd.	563,036	192,097

Industrial Conglomerates - 3.0%
Alfa SAB de CV, Class A	133,927	187,491
Bidvest Group Ltd. (The)	14,340	188,995
		376,486
Insurance - 4.6%
Discovery Ltd.	17,097	197,929
MMI Holdings Ltd.	114,729	183,531
Sanlam Ltd.	35,336	195,032
		576,492
Internet Software & Services - 1.5%
Tencent Holdings Ltd.	4,456	187,333

IT Services - 3.0%
Infosys Ltd., ADR	13,071	196,065
Tata Consultancy Services Ltd.	4,707	183,811
		379,876
Machinery - 1.5%
Eicher Motors Ltd.	376	184,987

Oil, Gas & Consumable Fuels - 6.9%
LUKOIL PJSC	3,847	195,019
Qatar Gas Transport Co. Ltd.	33,624	156,889
Reliance Industries Ltd.	7,609	189,790
Rosneft Oil Co. PJSC	23,814	124,807
Ultrapar Participacoes SA, ADR	8,306	193,364
		859,869
Paper & Forest Products - 1.5%
Mondi Ltd.	6,865	187,194

Personal Products - 3.2%
AMOREPACIFIC Group	1,691	200,953
Hengan International Group Co. Ltd.	23,279	194,543
		395,496
Real Estate Management & Development - 6.1%
Ayala Land, Inc.	222,509	182,634
China Overseas Land & Investment Ltd.	56,966	199,089
China Vanke Co. Ltd., Class H	65,730	196,961
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	114,720	185,043
		763,727
Semiconductors & Semiconductor Equipment - 1.5%
Vanguard International Semiconductor Corp.	105,396	190,334

Specialty Retail - 3.1%
Mr Price Group Ltd.	13,735	191,369
Truworths International Ltd.	30,561	195,059
		386,428
Technology Hardware, Storage & Peripherals - 3.0%
Foxconn Technology Co. Ltd.	59,620	189,257
Micro-Star International Co. Ltd.	82,524	187,859
		377,116
Textiles, Apparel & Luxury Goods - 1.5%
Eclat Textile Co. Ltd.	15,170	185,987

Thrifts & Mortgage Finance - 3.1%
Housing Development Finance Corp. Ltd.	6,848	190,348

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
LIC Housing Finance Ltd.	18,357	193,502
		383,850
Tobacco - 1.5%
ITC Ltd.	42,268	186,624

TOTAL COMMON STOCKS (Cost $10,573,363)		12,411,574

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.3%

REPURCHASE AGREEMENT(a) - 0.3%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $36,434 (Cost $36,434)	36,434	36,434

Total Investments - 99.6% (Cost $10,609,797)		12,448,008
Other Assets Less Liabilities - 0.4%		47,487
Net assets - 100.0%		12,495,495

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,967,102
Aggregate gross unrealized depreciation	(156,437)
Net unrealized appreciation	$1,810,665
Federal income tax cost	$10,637,343

See accompanying notes to schedules of portfolio investments.

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2017:

South Africa	19.9%
China	18.3%
India	18.3%
South Korea	10.3%
Taiwan	7.6%
Indonesia	4.5%
Colombia	4.5%
Mexico	4.5%
Philippines	3.0%
Russia	2.6%
Thailand	1.6%
Turkey	1.5%
Brazil	1.5%
Qatar	1.2%
Other (1)	0.7%
100.0%

(1)   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 100.0%

ProShares DJ Brookfield Global Infrastructure ETF(a)	50,285	2,212,540
ProShares Global Listed Private Equity ETF(a)	44,476	1,872,440
ProShares Hedge Replication ETF*(a)	71,312	3,161,618
ProShares Inflation Expectations ETF(a)	40,631	1,097,850
ProShares Managed Futures Strategy ETF*(a)	58,976	2,387,643
ProShares Merger ETF(a)	65,924	2,382,823
ProShares RAFI Long/Short(a)	33,475	1,252,634
TOTAL EXCHANGE TRADED FUNDS (Cost 14,286,851)		14,367,548

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.4%

REPURCHASE AGREEMENT(b) - 0.4%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $55,882 (Cost $55,882)	55,882	55,882

Total Investments - 100.4% (Cost $14,342,733)		14,423,430
Liabilities Less Other Assets - (0.4%)		(53,537)
Net assets - 100.0%		14,369,893

*                           Non-income producing security.

(a)                   Affiliated company as defined under the Investment Company Act of 1940.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,104
Aggregate gross unrealized depreciation	(138,604)
Net unrealized appreciation	$79,500
Federal income tax cost	$14,343,930

See accompanying notes to schedules of portfolio investments.

Investment in a company which was affiliated for the period ending August 31, 2017, was as follows:

Security	Value May 31, 2017	Purchases at Cost	Sales at Value	Shares August 31, 2017	Value August 31, 2017	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$969,736	$1,686,651	$489,945	50,285	$2,212,540	$15,304	$12,394	$30,733
ProShares Global Listed Private Equity ETF	2,975,411	47,216	1,099,902	44,476	1,872,440	(138,479)	64,955	89,927
ProShares Hedge Replication ETF	4,798,031	86,431	1,752,678	71,312	3,161,618	(33,821)	—	66,394
ProShares Inflation Expectations ETF	3,708,639	—	2,466,934	40,631	1,097,850	3,455	17,566	(144,667)
ProShares Managed Futures Strategy ETF	3,599,333	107,326	1,287,906	58,976	2,387,643	(71,064)	—	42,002
ProShares Merger ETF	2,166,391	982,035	785,225	65,924	2,382,823	10,957	—	9,529
ProShares RAFI Long/Short	3,320,252	—	2,046,303	33,475	1,252,634	51,760	6,938	(70,816)
	$21,537,793	$2,909,659	$9,928,893	365,079	$14,367,548	(161,888)	$101,853	$23,102

Further information about each affiliated Underlying Fund may be found herein.

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 84.6%

Construction & Engineering - 5.4%
Ferrovial SA	18,934	431,528
Vinci SA	18,314	1,686,377
		2,117,905
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA(a)	5,518	123,265
Ei Towers SpA	605	35,939
Infrastrutture Wireless Italiane SpA(a)	8,658	57,358
		216,562
Electric Utilities - 10.6%
AusNet Services	62,721	86,756
Edison International	10,142	813,186
Elia System Operator SA/NV	1,068	63,532
Eversource Energy	9,864	621,432
Fortis, Inc.	14,881	544,475
Hydro One Ltd.(a)	10,569	196,103
PG&E Corp.	15,895	1,118,690
Red Electrica Corp. SA	15,393	345,693
Spark Infrastructure Group	60,682	130,246
Terna Rete Elettrica Nazionale SpA	49,811	294,116
		4,214,229
Equity Real Estate Investment Trusts (REITs) - 9.9%
American Tower Corp.	13,230	1,958,701
Crown Castle International Corp.	12,533	1,359,079
InfraREIT, Inc.	1,208	27,168
SBA Communications Corp.*	3,776	579,805
		3,924,753
Gas Utilities - 7.3%
APA Group	39,487	278,117
Atmos Energy Corp.	3,253	286,394
China Gas Holdings Ltd.	82,646	208,681
China Resources Gas Group Ltd.	29,582	104,330
ENN Energy Holdings Ltd.	27,222	175,143
Hong Kong & China Gas Co. Ltd.	289,234	546,997
Italgas SpA	17,531	99,006
New Jersey Resources Corp.	2,704	118,030
Northwest Natural Gas Co.	895	59,338
ONE Gas, Inc.	1,641	123,469
Southwest Gas Holdings, Inc.	1,487	118,246
Spire, Inc.	1,511	115,592
Toho Gas Co. Ltd.	18,287	120,599
Tokyo Gas Co. Ltd.	71,811	380,954
Towngas China Co. Ltd.*	34,254	23,199
WGL Holdings, Inc.	1,602	134,985
		2,893,080
Industrial Conglomerates - 0.2%
Beijing Enterprises Holdings Ltd.	17,035	95,126

Media - 1.3%
Eutelsat Communications SA	6,213	180,580
RAI Way SpA(a)	3,435	18,810
SES SA, FDR	13,636	311,754
		511,144
Multi-Utilities - 10.5%
ACEA SpA	1,753	25,314
CenterPoint Energy, Inc.	13,337	395,042
Consolidated Edison, Inc.	9,506	801,071
National Grid plc	129,193	1,628,329
NiSource, Inc.	9,996	268,592
NorthWestern Corp.	1,498	90,359
Sempra Energy	7,780	917,495
Unitil Corp.	474	23,634
		4,149,836
Oil, Gas & Consumable Fuels - 23.3%
Cheniere Energy, Inc.*	7,335	313,865
Enagas SA	8,153	240,265
Enbridge Energy Management LLC*	2,380	34,296
Enbridge Income Fund Holdings, Inc.	4,208	104,362
Enbridge, Inc.	58,416	2,335,237
EnLink Midstream LLC	1,841	31,389
Inter Pipeline Ltd.	13,199	241,731
Keyera Corp.	6,730	195,311
Kinder Morgan, Inc.	59,552	1,151,140
Koninklijke Vopak NV	2,389	101,118
ONEOK, Inc.	11,784	638,221
Pembina Pipeline Corp.	14,296	460,792
Plains GP Holdings LP, Class A	4,477	100,643
SemGroup Corp., Class A	1,638	42,097
Snam SpA	85,593	416,747
Tallgrass Energy GP LP	1,795	48,250
Targa Resources Corp.	6,659	296,792
TransCanada Corp.	31,046	1,576,478
Veresen, Inc.	11,274	158,806
Williams Cos., Inc. (The)	25,629	761,950
		9,249,490
Transportation Infrastructure - 11.1%
Abertis Infraestructuras SA	20,779	420,518
Aena SA(a)	2,630	513,621
Aeroports de Paris	1,179	210,321
ASTM SpA	1,287	32,435
Atlantia SpA	16,825	540,792
Auckland International Airport Ltd.	33,577	163,695
Beijing Capital International Airport Co. Ltd., Class H	51,529	83,360
China Merchants Port Holdings Co. Ltd.	31,228	102,155
Flughafen Zurich AG (Registered)	674	165,170
Fraport AG Frankfurt Airport Services Worldwide	1,331	131,338
Groupe Eurotunnel SE (Registered)	19,842	236,563
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,296	62,688
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,341	148,248
Grupo Aeroportuario del Sureste SAB de CV, ADR	730	148,672
Hutchison Port Holdings Trust, Class U	188,561	85,795
Japan Airport Terminal Co. Ltd.	2,468	89,574
Jiangsu Expressway Co. Ltd., Class H	44,087	67,603
Macquarie Atlas Roads Group	18,811	84,938
Shenzhen Expressway Co. Ltd., Class H	27,524	26,871
Societa Iniziative Autostradali e Servizi SpA	2,422	36,185
Sydney Airport	38,839	228,475
Transurban Group	73,422	709,740
Westshore Terminals Investment Corp.	1,983	40,097
Zhejiang Expressway Co. Ltd., Class H	51,730	64,714
		4,393,568
Water Utilities - 4.4%
American States Water Co.	1,132	55,808
American Water Works Co., Inc.	5,547	448,752
Aqua America, Inc.	5,575	186,205
Beijing Enterprises Water Group Ltd.	176,818	150,253
California Water Service Group	1,482	55,501
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	12,331	125,653
Pennon Group plc	15,026	157,772
Severn Trent plc	8,505	249,540
SJW Group	511	28,360

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
United Utilities Group plc	24,251	285,367
		1,743,211

TOTAL COMMON STOCKS (Cost $29,838,598)		33,508,904

MASTER LIMITED PARTNERSHIPS - 14.6%

Electric Utilities - 0.5%
Brookfield Infrastructure Partners LP	4,718	208,205

Oil, Gas & Consumable Fuels - 14.1%
Andeavor Logistics LP	2,163	107,609
Antero Midstream Partners LP	2,384	80,508
Boardwalk Pipeline Partners LP	3,916	59,171
Buckeye Partners LP	4,343	248,376
Cheniere Energy Partners LP	1,376	38,088
Crestwood Equity Partners LP	1,485	37,051
DCP Midstream LP	2,822	90,614
Dominion Energy Midstream Partners LP	1,163	33,320
Enable Midstream Partners LP	880	13,103
Enbridge Energy Partners LP	8,302	126,439
Energy Transfer Equity LP	26,632	462,598
Energy Transfer Partners LP	33,677	640,200
EnLink Midstream Partners LP	4,660	75,632
Enterprise Products Partners LP	44,507	1,160,298
EQT GP Holdings LP	755	21,533
EQT Midstream Partners LP	1,814	138,535
Genesis Energy LP	3,221	86,001
Holly Energy Partners LP	1,221	39,853
Magellan Midstream Partners LP	7,073	476,649
MPLX LP	8,667	297,451
Noble Midstream Partners LP	351	16,908
NuStar Energy LP	2,416	97,824
NuStar GP Holdings LLC	953	20,156
Phillips 66 Partners LP	1,418	67,752
Plains All American Pipeline LP	13,852	300,034
Rice Midstream Partners LP	2,300	47,725
Shell Midstream Partners LP	2,774	76,757
Spectra Energy Partners LP	1,932	85,646
Summit Midstream Partners LP	1,345	28,312
TC PipeLines LP	1,575	82,877
TransMontaigne Partners LP	363	16,429
Valero Energy Partners LP	626	27,262
Western Gas Equity Partners LP	1,232	49,933
Western Gas Partners LP	2,367	120,906
Williams Partners LP	7,382	290,851
		5,562,401
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $6,627,443)		5,770,606

CLOSED END FUNDS - 0.5%

Capital Markets - 0.5%
3i Infrastructure plc	27,407	69,852
HICL Infrastructure Co. Ltd.	63,643	133,815
TOTAL CLOSED END FUNDS (Cost $209,619)		203,667

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.0%(b)

REPURCHASE AGREEMENT(c) - 0.0%(b)
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $19,255 (Cost $19,255)	19,255	19,255

Total Investments - 99.7% (Cost $36,694,915)		39,502,432
Other Assets Less Liabilities - 0.3%		124,301
Net assets - 100.0%		39,626,733

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at August 31, 2017 amounts to $909,157, which represents approximately 2.29% of net assets of the Fund.

(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,660,471
Aggregate gross unrealized depreciation	(2,117,205)
Net unrealized appreciation	$2,543,266
Federal income tax cost	$36,959,166

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of August 31, 2017:

United States	49.8%
Canada	15.3%
United Kingdom	6.4%
France	5.9%
Spain	5.2%
Italy	3.9%
Australia	3.8%
China	2.2%
Hong Kong	2.0%
Japan	1.5%
Luxembourg	0.8%
Mexico	0.8%
Switzerland	0.4%
New Zealand	0.4%
Germany	0.3%
Brazil	0.3%
Netherlands	0.3%
Singapore	0.2%
Belgium	0.2%
Other (1)	0.3%
100.0%

(1)                   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Equities for Rising Rates ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 2.1%
Textron, Inc.	6,210	304,849

Banks - 14.7%
Bank of America Corp.	18,075	431,812
Comerica, Inc.	5,985	408,476
Fifth Third Bancorp	16,890	441,336
Regions Financial Corp.	29,955	422,665
Zions Bancorp	9,990	436,163
		2,140,452
Capital Markets - 6.0%
Charles Schwab Corp. (The)	10,200	406,980
E*TRADE Financial Corp.*	11,535	473,050
		880,030
Chemicals - 11.0%
Albemarle Corp.	2,070	240,658
Celanese Corp., Series A	2,310	224,116
CF Industries Holdings, Inc.	7,845	227,427
Eastman Chemical Co.	2,610	224,982
LyondellBasell Industries NV, Class A	2,595	235,081
Mosaic Co. (The)	9,600	191,808
Westlake Chemical Corp.	3,315	254,957
		1,599,029
Communications Equipment - 1.1%
Harris Corp.	1,335	164,072

Construction Materials - 1.9%
Martin Marietta Materials, Inc.	1,320	279,827

Electrical Equipment - 3.9%
AMETEK, Inc.	4,830	305,498
Eaton Corp. plc	3,750	269,100
		574,598
Insurance - 8.7%
Lincoln National Corp.	6,495	440,751
MetLife, Inc.	8,927	418,051
Prudential Financial, Inc.	4,050	413,424
		1,272,226
Internet Software & Services - 1.0%
Akamai Technologies, Inc.*	2,940	138,621

IT Services - 2.0%
FleetCor Technologies, Inc.*	2,025	291,134

Machinery - 4.2%
Caterpillar, Inc.	2,715	318,985
Parker-Hannifin Corp.	1,830	294,429
		613,414
Metals & Mining - 4.7%
Freeport-McMoRan, Inc.*	18,255	269,809
Nucor Corp.	3,795	209,142
Steel Dynamics, Inc.	6,120	210,834
		689,785
Oil, Gas & Consumable Fuels - 24.0%
Apache Corp.	7,620	295,961
ConocoPhillips	8,310	362,815
Devon Energy Corp.	11,430	358,902
Hess Corp.	8,325	323,842
Marathon Oil Corp.	30,840	342,941
Marathon Petroleum Corp.	6,975	365,839
Phillips 66	4,425	370,859
Targa Resources Corp.	8,085	360,348
Valero Energy Corp.	5,415	368,761
Williams Cos., Inc. (The)	12,060	358,544
		3,508,812
Road & Rail - 3.8%
CSX Corp.	5,355	268,821
Norfolk Southern Corp.	2,400	289,248
		558,069
Semiconductors & Semiconductor Equipment - 2.3%
Microchip Technology, Inc.	1,890	164,052
NVIDIA Corp.	1,005	170,287
		334,339
Software - 3.3%
ANSYS, Inc.*	1,200	154,584
Autodesk, Inc.*	1,455	166,539
ServiceNow, Inc.*	1,380	160,342
		481,465
Technology Hardware, Storage & Peripherals - 2.8%
NetApp, Inc.	3,645	140,916
Seagate Technology plc	3,765	118,710
Western Digital Corp.	1,650	145,646
		405,272
Trading Companies & Distributors - 2.1%
United Rentals, Inc.*	2,595	306,366

TOTAL COMMON STOCKS (Cost $14,970,643)		14,542,360

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.3%

REPURCHASE AGREEMENT(a) - 0.3%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $44,078 (Cost $44,078)	44,078	44,078

Total Investments - 99.9% (Cost $15,014,721)		14,586,438
Other Assets Less Liabilities - 0.1%		21,048
Net assets - 100.0%		14,607,486

*                           Non-income producing security.

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,632
Aggregate gross unrealized depreciation	(598,915)
Net unrealized depreciation	$(428,283)
Federal income tax cost	$15,014,721

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 93.2%

Capital Markets - 66.8%
3i Group plc	89,844	1,126,339
Altamir	5,532	99,903
Apollo Investment Corp.	44,819	264,432
Ares Capital Corp.	64,343	1,033,349
AURELIUS Equity Opportunities SE & Co. KGaA	4,902	290,787
BlackRock Capital Investment Corp.	15,383	109,527
Brait SE*	61,845	273,551
Fifth Street Finance Corp.	22,876	123,530
FS Investment Corp.	52,293	420,959
Gimv NV	3,995	238,744
Golub Capital BDC, Inc.	12,635	234,885
Hercules Capital, Inc.	17,117	208,828
Intermediate Capital Group plc	41,288	474,099
IP Group plc*	145,321	217,229
Main Street Capital Corp.	11,338	444,336
New Mountain Finance Corp.	14,773	208,299
PennantPark Investment Corp.	14,986	112,545
Prospect Capital Corp.	58,549	383,496
Ratos AB, Class B	48,408	226,573
Solar Capital Ltd.	8,552	182,756
TCP Capital Corp.	12,576	208,007
Triangle Capital Corp.	9,835	135,723
		7,017,897
Diversified Financial Services - 23.1%
Eurazeo SA	10,556	873,238
Onex Corp.	12,944	1,035,002
Wendel SA	3,249	514,994
		2,423,234
Internet Software & Services - 3.3%
Rocket Internet SE*(a)	15,096	346,841

TOTAL COMMON STOCKS (Cost $9,539,745)		9,787,972

CLOSED END FUNDS - 4.7%

Capital Markets - 4.7%
Electra Private Equity plc	8,069	174,353
HBM Healthcare Investments AG Class A*	1,302	152,202
HgCapital Trust plc	7,396	162,584
TOTAL CLOSED END FUNDS (Cost $562,177)		489,139

MASTER LIMITED PARTNERSHIP - 1.7%

Diversified Financial Services - 1.7%
Compass Diversified Holdings (Cost $196,785)	10,744	183,722

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.3%

REPURCHASE AGREEMENT(b) - 0.3%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $29,440 (Cost $29,440)	29,440	29,440

Total Investments - 99.9% (Cost $10,328,147)		10,490,273
Other Assets Less Liabilities - 0.1%		13,323
Net assets - 100.0%		10,503,596

*                           Non-income producing security.

(a)                   Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at August 31, 2017 amounts to $346,841, which represents approximately 3.30% of net assets of the Fund.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,289,741
Aggregate gross unrealized depreciation	(1,233,147)
Net unrealized appreciation	$56,594
Federal income tax cost	$10,433,679

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of August 31, 2017:

United States	40.5%
United Kingdom	20.5%
France	14.2%
Canada	9.8%
Germany	6.1%
South Africa	2.6%
Belgium	2.3%
Sweden	2.2%
Switzerland	1.4%
Other (1)	0.4%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 94.2%

Aerospace & Defense - 1.3%
Arconic, Inc.	9,467	241,125
Boeing Co. (The)	9,002	2,157,419
General Dynamics Corp.	1,427	287,327
L3 Technologies, Inc.	11,955	2,169,593
Northrop Grumman Corp.	10,635	2,894,953
Raytheon Co.	3,406	619,926
United Technologies Corp.	2,085	249,616
		8,619,959
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	30,149	2,129,424
FedEx Corp.	14,495	3,107,438
United Parcel Service, Inc., Class B	2,175	248,733
		5,485,595
Airlines - 0.4%
American Airlines Group, Inc.	13,920	622,781
Southwest Airlines Co.	14,692	766,041
United Continental Holdings, Inc.*	23,754	1,471,798
		2,860,620
Auto Components - 0.3%
BorgWarner, Inc.	40,244	1,867,724

Automobiles - 0.8%
Ford Motor Co.	207,733	2,291,295
General Motors Co.	82,417	3,011,517
		5,302,812
Banks - 4.8%
Bank of America Corp.	145,181	3,468,374
Citigroup, Inc.	73,180	4,978,435
Citizens Financial Group, Inc.	62,175	2,059,858
Fifth Third Bancorp	82,605	2,158,469
Huntington Bancshares, Inc.	66,019	831,179
JPMorgan Chase & Co.	58,428	5,310,521
KeyCorp	117,717	2,025,909
M&T Bank Corp.	9,431	1,394,468
PNC Financial Services Group, Inc. (The)	7,704	966,159
Regions Financial Corp.	146,625	2,068,879
SunTrust Banks, Inc.	41,146	2,267,144
Wells Fargo & Co.	65,816	3,361,223
		30,890,618
Beverages - 1.7%
Coca-Cola Co. (The)	43,775	1,993,951
Constellation Brands, Inc., Class A	13,080	2,617,308
Dr Pepper Snapple Group, Inc.	22,039	2,006,651
Molson Coors Brewing Co., Class B	24,704	2,217,184
PepsiCo, Inc.	19,070	2,206,971
		11,042,065
Biotechnology - 2.6%
AbbVie, Inc.	60,222	4,534,717
Alexion Pharmaceuticals, Inc.*	3,847	547,851
Amgen, Inc.	15,786	2,806,277
Biogen, Inc.*	3,174	1,004,761
Bioverativ, Inc.*	1	57
Celgene Corp.*	3,473	482,504
Gilead Sciences, Inc.	50,505	4,227,774
Incyte Corp.*	9,890	1,358,985
Regeneron Pharmaceuticals, Inc.*	1,120	556,528
Vertex Pharmaceuticals, Inc.*	7,845	1,259,436
		16,778,890
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	31,216	1,951,936
Masco Corp.	15,597	573,502
		2,525,438
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	4,103	724,959
Ameriprise Financial, Inc.	6,277	869,427
CBOE Holdings, Inc.	21,282	2,147,141
CME Group, Inc.	6,430	808,894
E*TRADE Financial Corp.*	48,367	1,983,531
Goldman Sachs Group, Inc. (The)	1,010	225,977
Intercontinental Exchange, Inc.	40,285	2,605,231
Invesco Ltd.	41,269	1,352,798
Nasdaq, Inc.	25,788	1,943,899
S&P Global, Inc.	17,714	2,733,802
T. Rowe Price Group, Inc.	19,782	1,668,810
		17,064,469
Chemicals - 2.0%
AdvanSix, Inc.*	1	32
Dow Chemical Co. (The)	43,455	2,896,276
Eastman Chemical Co.	24,655	2,125,261
LyondellBasell Industries NV, Class A	22,689	2,055,396
Mosaic Co. (The)	37,268	744,615
Praxair, Inc.	20,771	2,732,217
Sherwin-Williams Co. (The)	6,897	2,339,945
		12,893,742
Commercial Services & Supplies - 0.9%
Republic Services, Inc.	33,569	2,190,042
Stericycle, Inc.*	12,003	862,896
Waste Management, Inc.	33,694	2,598,144
		5,651,082
Communications Equipment - 1.1%
Cisco Systems, Inc.	59,985	1,932,117
F5 Networks, Inc.*	2,326	277,678
Harris Corp.	14,961	1,838,707
Juniper Networks, Inc.	23,847	661,277
Motorola Solutions, Inc.	24,413	2,151,274
		6,861,053
Construction & Engineering - 0.3%
Fluor Corp.	50,768	1,958,122
Quanta Services, Inc.*	7,286	261,786
		2,219,908
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	6,829	1,447,680
Vulcan Materials Co.	17,597	2,133,812
		3,581,492
Consumer Finance - 0.9%
Discover Financial Services	35,756	2,107,816
Navient Corp.	120,266	1,587,511
Synchrony Financial	73,629	2,267,037
		5,962,364
Containers & Packaging - 0.5%
Avery Dennison Corp.	16,891	1,592,146
International Paper Co.	4,931	265,633
Sealed Air Corp.	12,459	552,930
WestRock Co.	14,460	822,919
		3,233,628
Distributors - 0.6%
Genuine Parts Co.	18,011	1,491,851
LKQ Corp.*	60,923	2,110,982
		3,602,833
Diversified Consumer Services - 0.1%
H&R Block, Inc.	20,824	556,834

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	30,975	5,611,431
Leucadia National Corp.	80,215	1,899,491
		7,510,922
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	99,051	3,710,451
CenturyLink, Inc.	44,975	886,907

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Level 3 Communications, Inc.*	36,119	1,965,957
Verizon Communications, Inc.	51,854	2,487,436
		9,050,751
Electric Utilities - 2.7%
American Electric Power Co., Inc.	32,142	2,366,615
Edison International	30,705	2,461,927
Entergy Corp.	28,294	2,240,036
Exelon Corp.	70,196	2,658,323
FirstEnergy Corp.	65,067	2,119,883
PG&E Corp.	38,334	2,697,947
Pinnacle West Capital Corp.	3,928	353,402
Xcel Energy, Inc.	45,612	2,257,794
		17,155,927
Electrical Equipment - 0.4%
Acuity Brands, Inc.	2,281	403,258
AMETEK, Inc.	31,405	1,986,366
		2,389,624
Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.	79,851	2,296,515
Knowles Corp.*	1	7
TE Connectivity Ltd.	30,330	2,414,268
		4,710,790
Energy Equipment & Services - 0.6%
Baker Hughes a GE Co.	43,336	1,469,090
Halliburton Co.	34,184	1,332,151
Schlumberger Ltd.	18,913	1,201,165
		4,002,406
Equity Real Estate Investment Trusts (REITs) - 5.8%
Apartment Investment & Management Co., Class A	44,051	1,996,832
AvalonBay Communities, Inc.	12,887	2,419,277
Digital Realty Trust, Inc.	19,817	2,345,144
Duke Realty Corp.	73,353	2,180,051
Equity Residential	35,336	2,372,812
Essex Property Trust, Inc.	5,961	1,585,447
Extra Space Storage, Inc.	25,267	1,961,477
Federal Realty Investment Trust	6,404	812,860
HCP, Inc.	49,327	1,470,438
Host Hotels & Resorts, Inc.	105,504	1,911,732
Iron Mountain, Inc.	14,988	590,827
Macerich Co. (The)	4,044	213,402
Mid-America Apartment Communities, Inc.	20,249	2,155,709
Prologis, Inc.	42,425	2,688,048
Public Storage	12,210	2,507,201
Realty Income Corp.	28,458	1,638,042
Simon Property Group, Inc.	1,488	233,393
UDR, Inc.	51,513	1,999,735
Ventas, Inc.	29,221	1,999,885
Vornado Realty Trust	21,182	1,577,847
Welltower, Inc.	33,396	2,445,255
Weyerhaeuser Co.	9,123	297,501
		37,402,915
Food & Staples Retailing - 1.2%
CVS Health Corp.	45,703	3,534,670
Kroger Co. (The)	80,690	1,764,690
Walgreens Boots Alliance, Inc.	18,958	1,545,077
Wal-Mart Stores, Inc.	10,458	816,456
		7,660,893
Food Products - 1.7%
Archer-Daniels-Midland Co.	50,890	2,102,775
Campbell Soup Co.	10,509	485,516
Conagra Brands, Inc.	55,372	1,797,375
Hershey Co. (The)	20,817	2,184,120
Hormel Foods Corp.	38,418	1,180,969
McCormick & Co., Inc. (Non-Voting)	11,751	1,117,873
Tyson Foods, Inc., Class A	33,461	2,118,081
		10,986,709
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	4,785	243,748
Baxter International, Inc.	40,617	2,519,879
Danaher Corp.	28,367	2,366,375
DENTSPLY SIRONA, Inc.	26,017	1,471,782
Edwards Lifesciences Corp.*	19,556	2,222,735
Hologic, Inc.*	45,845	1,769,617
IDEXX Laboratories, Inc.*	11,116	1,727,760
Medtronic plc	9,130	736,060
Varian Medical Systems, Inc.*	15,200	1,615,000
		14,672,956
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	25,120	2,015,880
Anthem, Inc.	14,580	2,858,263
Cardinal Health, Inc.	34,433	2,322,850
Centene Corp.*	26,361	2,342,175
DaVita, Inc.*	31,812	1,862,911
Envision Healthcare Corp.*	11,630	609,528
Express Scripts Holding Co.*	43,801	2,751,579
HCA Healthcare, Inc.*	21,492	1,690,561
Humana, Inc.	2,153	554,656
McKesson Corp.	16,030	2,393,439
Patterson Cos., Inc.	22,730	875,105
Quest Diagnostics, Inc.	4,598	498,193
UnitedHealth Group, Inc.	11,653	2,317,782
Universal Health Services, Inc., Class B	8,264	893,586
		23,986,508
Health Care Technology - 0.3%
Cerner Corp.*	31,312	2,122,327

Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	36,592	2,542,412
Chipotle Mexican Grill, Inc.*	5,340	1,691,232
Darden Restaurants, Inc.	22,843	1,875,182
Marriott International, Inc., Class A	2,345	242,895
McDonald’s Corp.	6,171	987,175
MGM Resorts International	47,895	1,578,619
Royal Caribbean Cruises Ltd.	19,168	2,385,649
Starbucks Corp.	6,592	361,637
Wyndham Worldwide Corp.	19,838	1,977,452
Wynn Resorts Ltd.	7,809	1,085,373
		14,727,626
Household Durables - 1.3%
DR Horton, Inc.	52,184	1,886,452
Garmin Ltd.	32,879	1,693,268
Lennar Corp., Class A	38,659	2,000,990
Newell Brands, Inc.	10,921	527,266
PulteGroup, Inc.	80,016	2,066,013
		8,173,989
Household Products - 0.8%
Church & Dwight Co., Inc.	38,000	1,906,460
Procter & Gamble Co. (The)	35,822	3,305,296
		5,211,756
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp.	23,015	254,086

Industrial Conglomerates - 0.9%
3M Co.	4,431	905,342
General Electric Co.	134,517	3,302,392
Honeywell International, Inc.	9,891	1,367,629
		5,575,363
Insurance - 4.0%
Aflac, Inc.	31,516	2,601,646
Allstate Corp. (The)	27,702	2,507,031
Aon plc	10,719	1,491,656
Arthur J Gallagher & Co.	35,643	2,063,730
Assurant, Inc.	18,805	1,780,645

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Brighthouse Financial, Inc.*	35,085	2,002,301
Hartford Financial Services Group, Inc. (The)	19,793	1,070,208
Loews Corp.	43,831	2,041,648
Marsh & McLennan Cos., Inc.	13,017	1,016,367
Principal Financial Group, Inc.	33,941	2,121,991
Progressive Corp. (The)	51,551	2,396,090
Torchmark Corp.	25,961	1,998,218
Travelers Cos., Inc. (The)	3,131	379,415
Unum Group	41,805	2,014,165
		25,485,111
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc.*	6,908	6,773,985
Expedia, Inc.	4,888	725,183
Priceline Group, Inc. (The)*	185	342,635
		7,841,803
Internet Software & Services - 4.4%
Akamai Technologies, Inc.*	5,967	281,344
Alphabet, Inc., Class A*	7,058	6,742,084
Alphabet, Inc., Class C*	6,939	6,518,011
eBay, Inc.*	48,037	1,735,577
Facebook, Inc., Class A*	62,803	10,800,232
LogMeIn, Inc.	1	114
VeriSign, Inc.*	20,636	2,140,985
		28,218,347
IT Services - 2.1%
Alliance Data Systems Corp.	4,638	1,045,869
Automatic Data Processing, Inc.	3,013	320,794
Conduent, Inc.*	1	16
CSRA, Inc.	59,496	1,874,719
DXC Technology Co.	4,237	360,145
International Business Machines Corp.	9,148	1,308,438
Mastercard, Inc., Class A	6,290	838,457
Paychex, Inc.	21,999	1,254,603
Total System Services, Inc.	31,624	2,185,851
Visa, Inc., Class A	22,305	2,309,014
Western Union Co. (The)	98,354	1,860,858
		13,358,764
Leisure Products - 0.1%
Hasbro, Inc.	3,839	377,182

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	37,616	2,434,507
Mettler-Toledo International, Inc.*	3,812	2,306,603
PerkinElmer, Inc.	29,043	1,945,591
		6,686,701
Machinery - 1.6%
Dover Corp.	21,766	1,847,498
Parker-Hannifin Corp.	14,241	2,291,235
Pentair plc	31,044	1,926,280
Snap-on, Inc.	13,246	1,954,712
Stanley Black & Decker, Inc.	16,049	2,311,056
		10,330,781
Media - 2.5%
Comcast Corp., Class A	58,837	2,389,370
Discovery Communications, Inc., Class A*	82,593	1,834,390
Interpublic Group of Cos., Inc. (The)	57,391	1,155,855
News Corp., Class A	130,254	1,741,496
Omnicom Group, Inc.	27,971	2,024,541
Time Warner, Inc.	11,672	1,180,039
Twenty-First Century Fox, Inc., Class A	87,919	2,425,685
Viacom, Inc., Class B	57,346	1,640,096
Walt Disney Co. (The)	16,888	1,709,066
		16,100,538
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.*	67,019	990,541
Newmont Mining Corp.	6,878	263,702
Nucor Corp.	34,382	1,894,792
		3,149,035
Multiline Retail - 0.7%
Kohl’s Corp.	37,926	1,508,696
Nordstrom, Inc.	15,664	698,928
Target Corp.	44,596	2,431,820
		4,639,444
Multi-Utilities - 2.2%
Ameren Corp.	37,520	2,250,825
CenterPoint Energy, Inc.	73,733	2,183,972
Consolidated Edison, Inc.	25,127	2,117,452
DTE Energy Co.	21,185	2,379,499
NiSource, Inc.	66,785	1,794,513
SCANA Corp.	15,645	944,645
WEC Energy Group, Inc.	34,127	2,225,763
		13,896,669
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	22,779	932,344
Andeavor	10,704	1,072,006
Cabot Oil & Gas Corp.	59,971	1,532,259
Chesapeake Energy Corp.*	53,401	194,380
Chevron Corp.	58,366	6,281,349
Cimarex Energy Co.	20,459	2,039,558
ConocoPhillips	68,135	2,974,774
Devon Energy Corp.	57,735	1,812,879
EOG Resources, Inc.	32,246	2,740,587
Exxon Mobil Corp.	80,570	6,149,908
Marathon Petroleum Corp.	8,627	452,486
Newfield Exploration Co.*	14,353	375,044
ONEOK, Inc.	42,171	2,283,981
Phillips 66	28,426	2,382,383
Pioneer Natural Resources Co.	4,507	584,333
Range Resources Corp.	90,794	1,576,184
Valero Energy Corp.	37,418	2,548,166
		35,932,621
Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	22,793	2,438,623

Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	68,505	4,143,183
Eli Lilly & Co.	28,876	2,347,330
Johnson & Johnson	45,874	6,072,341
Merck & Co., Inc.	33,184	2,119,130
Mylan NV*	13,158	414,214
Pfizer, Inc.	103,348	3,505,564
Zoetis, Inc.	23,598	1,479,595
		20,081,357
Professional Services - 0.3%
Equifax, Inc.	15,698	2,236,494

Road & Rail - 0.8%
JB Hunt Transport Services, Inc.	3,440	340,182
Norfolk Southern Corp.	6,483	781,331
Union Pacific Corp.	35,656	3,754,577
		4,876,090
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	26,838	2,245,535
Applied Materials, Inc.	66,334	2,992,990
Broadcom Ltd.	1,427	359,704
Intel Corp.	69,213	2,427,300
KLA-Tencor Corp.	20,150	1,887,854
Lam Research Corp.	15,532	2,578,001
Microchip Technology, Inc.	27,446	2,382,313
Micron Technology, Inc.*	81,388	2,601,974

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
NVIDIA Corp.	4,575	775,188
QUALCOMM, Inc.	25,873	1,352,382
Skyworks Solutions, Inc.	7,718	813,168
Texas Instruments, Inc.	30,691	2,541,829
Xilinx, Inc.	4,051	267,609
		23,225,847
Software - 3.5%
Activision Blizzard, Inc.	6,433	421,748
Adobe Systems, Inc.*	20,483	3,178,142
CA, Inc.	54,224	1,799,152
Citrix Systems, Inc.*	23,898	1,869,063
Electronic Arts, Inc.*	19,013	2,310,080
Microsoft Corp.	145,060	10,846,136
Oracle Corp.	29,613	1,490,422
Synopsys, Inc.*	6,772	544,604
		22,459,347
Specialty Retail - 2.0%
AutoZone, Inc.*	2,919	1,542,516
Best Buy Co., Inc.	30,046	1,630,296
Foot Locker, Inc.	6,256	220,399
Gap, Inc. (The)	29,837	704,750
Home Depot, Inc. (The)	16,197	2,427,444
L Brands, Inc.	17,639	638,885
O’Reilly Automotive, Inc.*	2,069	405,793
Ross Stores, Inc.	39,233	2,293,169
Staples, Inc.	40,335	412,022
TJX Cos., Inc. (The)	3,354	242,494
Tractor Supply Co.	7,853	467,332
Ulta Beauty, Inc.*	8,649	1,911,516
		12,896,616
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	102,562	16,820,168
HP, Inc.	77,333	1,475,513
NetApp, Inc.	21,662	837,453
Seagate Technology plc	7,158	225,692
Western Digital Corp.	5,195	458,563
Xerox Corp.	29,112	939,444
		20,756,833
Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd.*	23,555	994,492
NIKE, Inc., Class B	4,283	226,185
Under Armour, Inc., Class A*	97,180	1,569,457
		2,790,134
Tobacco - 0.8%
Altria Group, Inc.	45,554	2,888,123
Philip Morris International, Inc.	18,917	2,211,965
		5,100,088
Trading Companies & Distributors - 0.2%
United Rentals, Inc.*	9,636	1,137,626

TOTAL COMMON STOCKS (Cost $538,877,847)		606,612,725

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 2.5%

REPURCHASE AGREEMENT(c) - 2.5%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $16,198,202 (Cost $16,197,760)	16,197,760	16,197,760

Total Investments - 96.7% (Cost $555,075,607)		622,810,485
Other Assets Less Liabilities - 3.3%		21,338,904
Net assets - 100.0%		644,149,389

See accompanying notes to schedules of portfolio investments.

*                           Non-income producing security.

(a)                   All or a portion of this security is segregated in connection with obligations for swaps with a total value of $37,646,123.

(b)                   Represents less than 0.05% of net assets.

(c)                    The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,016,298
Aggregate gross unrealized depreciation	(32,745,782)
Net unrealized appreciation	$84,270,516
Federal income tax cost	$556,120,578

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(23,455,348)	$(36,052,848)	11/6/2017	Goldman Sachs International	(1.30)%	Credit Suisse 130/30 Large Cap Index (short portion)	$(13,657,810)
USD	(25,248,497)	(25,449,331)	11/6/2018	Societe Generale	(1.03)%	Credit Suisse 130/30 Large Cap Index (short portion)	(204,520)
USD	190,559,306	217,508,802	12/6/2017	Societe Generale	1.43%	Credit Suisse 130/30 Large Cap Index (long portion)	28,788,059
USD	(130,176,039)	(129,347,175)	1/8/2018	UBS AG	(1.33)%	Credit Suisse 130/30 Large Cap Index (short portion)	833,156
USD	8,770,287	10,382,473	11/6/2017	UBS AG	1.58%	Credit Suisse 130/30 Large Cap Index (long portion)	1,821,724
USD	20,449,709	$37,041,921					$17,580,609

(1)                   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)                   Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 2.6%
Arconic, Inc.	143	3,642
Boeing Co. (The)	182	43,618
General Dynamics Corp.	92	18,524
L3 Technologies, Inc.	25	4,537
Lockheed Martin Corp.	81	24,737
Northrop Grumman Corp.	56	15,244
Raytheon Co.	94	17,109
Rockwell Collins, Inc.	53	6,946
Textron, Inc.	87	4,271
TransDigm Group, Inc.	16	4,170
United Technologies Corp.	241	28,852
		171,650
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	46	3,249
Expeditors International of Washington, Inc.	58	3,254
FedEx Corp.	80	17,150
United Parcel Service, Inc., Class B	223	25,502
		49,155
Airlines - 0.6%
Alaska Air Group, Inc.	40	2,986
American Airlines Group, Inc.	159	7,114
Delta Air Lines, Inc.	238	11,231
Southwest Airlines Co.	196	10,220
United Continental Holdings, Inc.*	91	5,638
		37,189
Auto Components - 0.2%
BorgWarner, Inc.	65	3,017
Delphi Automotive plc	87	8,387
Goodyear Tire & Rubber Co. (The)	81	2,454
		13,858
Automobiles - 0.5%
Ford Motor Co.	1,265	13,953
General Motors Co.	444	16,224
Harley-Davidson, Inc.	57	2,679
		32,856
Banks - 6.6%
Bank of America Corp.	3,220	76,926
BB&T Corp.	263	12,122
Citigroup, Inc.	891	60,615
Citizens Financial Group, Inc.	164	5,433
Comerica, Inc.	57	3,890
Fifth Third Bancorp	243	6,349
Huntington Bancshares, Inc.	352	4,432
JPMorgan Chase & Co.	1,149	104,433
KeyCorp	355	6,109
M&T Bank Corp.	50	7,393
People’s United Financial, Inc.	111	1,854
PNC Financial Services Group, Inc. (The)	157	19,689
Regions Financial Corp.	389	5,489
SunTrust Banks, Inc.	156	8,596
US Bancorp	513	26,291
Wells Fargo & Co.	1,455	74,307
Zions Bancorp	66	2,881
		426,809
Beverages - 2.2%
Brown-Forman Corp., Class B	57	3,023
Coca-Cola Co. (The)	1,244	56,664
Constellation Brands, Inc., Class A	55	11,006
Dr Pepper Snapple Group, Inc.	59	5,372
Molson Coors Brewing Co., Class B	60	5,385
Monster Beverage Corp.*	130	7,257
PepsiCo, Inc.	462	53,467
		142,174
Biotechnology - 3.3%
AbbVie, Inc.	515	38,779
Alexion Pharmaceuticals, Inc.*	73	10,396
Amgen, Inc.	238	42,309
Biogen, Inc.*	69	21,843
Celgene Corp.*	253	35,149
Gilead Sciences, Inc.	423	35,409
Incyte Corp.*	55	7,558
Regeneron Pharmaceuticals, Inc.*	25	12,423
Vertex Pharmaceuticals, Inc.*	81	13,004
		216,870
Building Products - 0.4%
Allegion plc	31	2,440
AO Smith Corp.	48	2,673
Fortune Brands Home & Security, Inc.	50	3,127
Johnson Controls International plc	304	12,035
Masco Corp.	104	3,824
		24,099
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	18	3,180
Ameriprise Financial, Inc.	49	6,787
Bank of New York Mellon Corp. (The)	336	17,566
BlackRock, Inc.	39	16,341
CBOE Holdings, Inc.	30	3,027
Charles Schwab Corp. (The)	394	15,721
CME Group, Inc.	110	13,838
E*TRADE Financial Corp.*	89	3,650
Franklin Resources, Inc.	111	4,799
Goldman Sachs Group, Inc. (The)	118	26,401
Intercontinental Exchange, Inc.	192	12,417
Invesco Ltd.	132	4,327
Moody’s Corp.	54	7,238
Morgan Stanley	461	20,975
Nasdaq, Inc.	37	2,789
Northern Trust Corp.	70	6,195
Raymond James Financial, Inc.	41	3,211
S&P Global, Inc.	83	12,809
State Street Corp.	114	10,544
T. Rowe Price Group, Inc.	78	6,580
		198,395
Chemicals - 2.2%
Air Products & Chemicals, Inc.	70	10,176
Albemarle Corp.	36	4,185
CF Industries Holdings, Inc.	75	2,174
Dow Chemical Co. (The)	724	48,255
Eastman Chemical Co.	47	4,051
Ecolab, Inc.	84	11,197
FMC Corp.	43	3,708
International Flavors & Fragrances, Inc.	26	3,558
LyondellBasell Industries NV, Class A	107	9,693
Monsanto Co.	142	16,642
Mosaic Co. (The)	114	2,278
PPG Industries, Inc.	83	8,659
Praxair, Inc.	92	12,102
Sherwin-Williams Co. (The)	26	8,821
		145,499
Commercial Services & Supplies - 0.3%
Cintas Corp.	28	3,780
Republic Services, Inc.	74	4,828
Stericycle, Inc.*	28	2,013
Waste Management, Inc.	132	10,179
		20,800
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,618	52,116
F5 Networks, Inc.*	21	2,507
Harris Corp.	39	4,793
Juniper Networks, Inc.	124	3,439
Motorola Solutions, Inc.	53	4,670
		67,525

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Construction & Engineering - 0.1%
Fluor Corp.	45	1,736
Jacobs Engineering Group, Inc.	39	2,125
Quanta Services, Inc.*	48	1,724
		5,585
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20	4,240
Vulcan Materials Co.	43	5,214
		9,454
Consumer Finance - 0.8%
American Express Co.	243	20,922
Capital One Financial Corp.	156	12,419
Discover Financial Services	123	7,251
Navient Corp.	92	1,214
Synchrony Financial	249	7,667
		49,473
Containers & Packaging - 0.4%
Avery Dennison Corp.	29	2,733
Ball Corp.	113	4,519
International Paper Co.	134	7,219
Packaging Corp. of America	30	3,372
Sealed Air Corp.	63	2,796
WestRock Co.	81	4,610
		25,249
Distributors - 0.1%
Genuine Parts Co.	48	3,976
LKQ Corp.*	100	3,465
		7,441
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	67	1,792

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	615	111,413
Leucadia National Corp.	105	2,487
		113,900
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	1,989	74,508
CenturyLink, Inc.	178	3,510
Level 3 Communications, Inc.*	95	5,171
Verizon Communications, Inc.	1,320	63,320
		146,509
Electric Utilities - 2.2%
Alliant Energy Corp.	74	3,163
American Electric Power Co., Inc.	159	11,707
Duke Energy Corp.	226	19,730
Edison International	105	8,419
Entergy Corp.	58	4,592
Eversource Energy	103	6,489
Exelon Corp.	300	11,361
FirstEnergy Corp.	144	4,691
NextEra Energy, Inc.	151	22,727
PG&E Corp.	165	11,612
Pinnacle West Capital Corp.	36	3,239
PPL Corp.	221	8,672
Southern Co. (The)	322	15,540
Xcel Energy, Inc.	164	8,118
		140,060
Electrical Equipment - 0.6%
Acuity Brands, Inc.	14	2,475
AMETEK, Inc.	74	4,681
Eaton Corp. plc	145	10,405
Emerson Electric Co.	209	12,339
Rockwell Automation, Inc.	42	6,891
		36,791
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	99	8,013
Corning, Inc.	298	8,571
FLIR Systems, Inc.	44	1,672
TE Connectivity Ltd.	115	9,154
		27,410
Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexandria Real Estate Equities, Inc.	29	3,518
American Tower Corp.	138	20,431
Apartment Investment & Management Co., Class A	51	2,312
AvalonBay Communities, Inc.	45	8,448
Boston Properties, Inc.	50	6,030
Crown Castle International Corp.	130	14,097
Digital Realty Trust, Inc.	52	6,154
Duke Realty Corp.	115	3,418
Equinix, Inc.	25	11,710
Equity Residential	119	7,991
Essex Property Trust, Inc.	21	5,585
Extra Space Storage, Inc.	41	3,183
Federal Realty Investment Trust	23	2,919
GGP, Inc.	188	3,901
HCP, Inc.	152	4,531
Host Hotels & Resorts, Inc.	239	4,331
Iron Mountain, Inc.	79	3,114
Kimco Realty Corp.	138	2,708
Macerich Co. (The)	39	2,058
Mid-America Apartment Communities, Inc.	37	3,939
Prologis, Inc.	172	10,898
Public Storage	48	9,856
Realty Income Corp.	88	5,065
Regency Centers Corp.	47	3,023
SBA Communications Corp.*	39	5,989
Simon Property Group, Inc.	101	15,842
SL Green Realty Corp.	33	3,181
UDR, Inc.	87	3,377
Ventas, Inc.	115	7,871
Vornado Realty Trust	56	4,171
Welltower, Inc.	118	8,640
Weyerhaeuser Co.	243	7,924
		206,215
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	142	22,257
CVS Health Corp.	330	25,522
Kroger Co. (The)	295	6,452
Sysco Corp.	159	8,375
Walgreens Boots Alliance, Inc.	276	22,494
Wal-Mart Stores, Inc.	478	37,317
		122,417
Food Products - 1.3%
Archer-Daniels-Midland Co.	185	7,644
Campbell Soup Co.	62	2,864
Conagra Brands, Inc.	131	4,252
General Mills, Inc.	186	9,906
Hershey Co. (The)	45	4,722
Hormel Foods Corp.	87	2,674
JM Smucker Co. (The)	38	3,981
Kellogg Co.	82	5,368
Kraft Heinz Co. (The)	193	15,585
McCormick & Co., Inc. (Non-Voting)	37	3,520
Mondelez International, Inc., Class A	491	19,964
Tyson Foods, Inc., Class A	93	5,887
		86,367
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	561	28,577
Align Technology, Inc.*	24	4,242
Baxter International, Inc.	158	9,802
Becton Dickinson and Co.	74	14,759
Boston Scientific Corp.*	443	12,205
Cooper Cos., Inc. (The)	16	4,013
CR Bard, Inc.	23	7,379
Danaher Corp.	198	16,517
DENTSPLY SIRONA, Inc.	74	4,186
Edwards Lifesciences Corp.*	68	7,729
Hologic, Inc.*	91	3,513
IDEXX Laboratories, Inc.*	29	4,507
Intuitive Surgical, Inc.*	12	12,056

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Medtronic plc	443	35,715
ResMed, Inc.	46	3,569
Stryker Corp.	100	14,137
Varian Medical Systems, Inc.*	30	3,187
Zimmer Biomet Holdings, Inc.	65	7,427
		193,520
Health Care Providers & Services - 3.0%
Aetna, Inc.	107	16,874
AmerisourceBergen Corp.	54	4,333
Anthem, Inc.	86	16,859
Cardinal Health, Inc.	102	6,881
Centene Corp.*	56	4,976
Cigna Corp.	83	15,111
DaVita, Inc.*	50	2,928
Envision Healthcare Corp.*	38	1,992
Express Scripts Holding Co.*	192	12,061
HCA Healthcare, Inc.*	93	7,315
Henry Schein, Inc.*	26	4,516
Humana, Inc.	47	12,108
Laboratory Corp. of America Holdings*	33	5,177
McKesson Corp.	68	10,153
Patterson Cos., Inc.	26	1,001
Quest Diagnostics, Inc.	44	4,767
UnitedHealth Group, Inc.	312	62,057
Universal Health Services, Inc., Class B	29	3,136
		192,245
Health Care Technology - 0.1%
Cerner Corp.*	95	6,439

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	135	9,380
Chipotle Mexican Grill, Inc.*	9	2,850
Darden Restaurants, Inc.	40	3,284
Hilton Worldwide Holdings, Inc.	66	4,246
Marriott International, Inc., Class A	101	10,461
McDonald’s Corp.	264	42,232
MGM Resorts International	156	5,142
Royal Caribbean Cruises Ltd.	54	6,721
Starbucks Corp.	469	25,729
Wyndham Worldwide Corp.	34	3,389
Wynn Resorts Ltd.	26	3,614
Yum Brands, Inc.	107	8,220
		125,268
Household Durables - 0.5%
DR Horton, Inc.	111	4,013
Garmin Ltd.	37	1,905
Leggett & Platt, Inc.	43	1,977
Lennar Corp., Class A	66	3,416
Mohawk Industries, Inc.*	20	5,062
Newell Brands, Inc.	156	7,532
PulteGroup, Inc.	92	2,375
Whirlpool Corp.	24	4,119
		30,399
Household Products - 1.9%
Church & Dwight Co., Inc.	81	4,064
Clorox Co. (The)	42	5,818
Colgate-Palmolive Co.	286	20,489
Kimberly-Clark Corp.	115	14,179
Procter & Gamble Co. (The)	827	76,307
		120,857
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	214	2,362
NRG Energy, Inc.	102	2,541
		4,903
Industrial Conglomerates - 2.3%
3M Co.	193	39,434
General Electric Co.	2,818	69,182
Honeywell International, Inc.	247	34,152
Roper Technologies, Inc.	33	7,612
		150,380
Insurance - 2.9%
Aflac, Inc.	128	10,566
Allstate Corp. (The)	118	10,679
American International Group, Inc.	285	17,237
Aon plc	85	11,829
Arthur J Gallagher & Co.	58	3,358
Assurant, Inc.	18	1,705
Brighthouse Financial, Inc.*	32	1,826
Chubb Ltd.	151	21,355
Cincinnati Financial Corp.	48	3,688
Everest Re Group Ltd.	13	3,282
Hartford Financial Services Group, Inc. (The)	119	6,434
Lincoln National Corp.	73	4,954
Loews Corp.	89	4,146
Marsh & McLennan Cos., Inc.	167	13,039
MetLife, Inc.	350	16,391
Principal Financial Group, Inc.	87	5,439
Progressive Corp. (The)	188	8,738
Prudential Financial, Inc.	139	14,189
Torchmark Corp.	35	2,694
Travelers Cos., Inc. (The)	90	10,906
Unum Group	74	3,565
Willis Towers Watson plc	41	6,087
XL Group Ltd.	85	3,482
		185,589
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc.*	128	125,517
Expedia, Inc.	39	5,786
Netflix, Inc.*	139	24,285
Priceline Group, Inc. (The)*	16	29,633
TripAdvisor, Inc.*	36	1,538
		186,759
Internet Software & Services - 5.1%
Akamai Technologies, Inc.*	56	2,641
Alphabet, Inc., Class A*	96	91,703
Alphabet, Inc., Class C*	97	91,115
eBay, Inc.*	326	11,778
Facebook, Inc., Class A*	765	131,557
VeriSign, Inc.*	29	3,009
		331,803
IT Services - 4.2%
Accenture plc, Class A	201	26,283
Alliance Data Systems Corp.	18	4,059
Automatic Data Processing, Inc.	145	15,438
Cognizant Technology Solutions Corp., Class A	191	13,517
CSRA, Inc.	47	1,481
DXC Technology Co.	92	7,820
Fidelity National Information Services, Inc.	107	9,942
Fiserv, Inc.*	69	8,536
Gartner, Inc.*	29	3,497
Global Payments, Inc.	49	4,679
International Business Machines Corp.	277	39,619
Mastercard, Inc., Class A	303	40,390
Paychex, Inc.	103	5,874
PayPal Holdings, Inc.*	361	22,267
Total System Services, Inc.	54	3,733
Visa, Inc., Class A	597	61,801
Western Union Co. (The)	152	2,876
		271,812
Leisure Products - 0.1%
Hasbro, Inc.	36	3,537
Mattel, Inc.	111	1,800
		5,337
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	104	6,731

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Illumina, Inc.*	47	9,609
Mettler-Toledo International, Inc.*	8	4,841
PerkinElmer, Inc.	36	2,412
Quintiles IMS Holdings, Inc.*	44	4,225
Thermo Fisher Scientific, Inc.	127	23,767
Waters Corp.*	26	4,770
		56,355
Machinery - 1.6%
Caterpillar, Inc.	191	22,441
Cummins, Inc.	50	7,969
Deere & Co.	95	11,013
Dover Corp.	50	4,244
Flowserve Corp.	42	1,650
Fortive Corp.	98	6,367
Illinois Tool Works, Inc.	101	13,888
Ingersoll-Rand plc	83	7,087
PACCAR, Inc.	114	7,562
Parker-Hannifin Corp.	43	6,918
Pentair plc	54	3,351
Snap-on, Inc.	19	2,804
Stanley Black & Decker, Inc.	49	7,056
Xylem, Inc.	58	3,600
		105,950
Media - 3.2%
CBS Corp. (Non-Voting), Class B	119	7,623
Charter Communications, Inc., Class A*	70	27,898
Comcast Corp., Class A	1,531	62,174
Discovery Communications, Inc., Class A*	50	1,110
Discovery Communications, Inc., Class C*	68	1,429
DISH Network Corp., Class A*	74	4,239
Interpublic Group of Cos., Inc. (The)	128	2,578
News Corp., Class A	124	1,658
News Corp., Class B	39	534
Omnicom Group, Inc.	75	5,429
Scripps Networks Interactive, Inc., Class A	31	2,655
Time Warner, Inc.	251	25,376
Twenty-First Century Fox, Inc., Class A	340	9,381
Twenty-First Century Fox, Inc., Class B	158	4,282
Viacom, Inc., Class B	114	3,260
Walt Disney Co. (The)	471	47,665
		207,291
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	431	6,370
Newmont Mining Corp.	173	6,633
Nucor Corp.	103	5,676
		18,679
Multiline Retail - 0.4%
Dollar General Corp.	82	5,950
Dollar Tree, Inc.*	77	6,132
Kohl’s Corp.	55	2,188
Macy’s, Inc.	99	2,056
Nordstrom, Inc.	36	1,606
Target Corp.	178	9,707
		27,639
Multi-Utilities - 1.1%
Ameren Corp.	79	4,739
CenterPoint Energy, Inc.	139	4,117
CMS Energy Corp.	91	4,417
Consolidated Edison, Inc.	99	8,343
Dominion Energy, Inc.	203	15,990
DTE Energy Co.	58	6,515
NiSource, Inc.	105	2,821
Public Service Enterprise Group, Inc.	164	7,682
SCANA Corp.	46	2,778
Sempra Energy	81	9,552
WEC Energy Group, Inc.	102	6,653
		73,607
Personal Products - 0.2%
Coty, Inc., Class A	152	2,520
Estee Lauder Cos., Inc. (The), Class A	72	7,703
		10,223
Pharmaceuticals - 5.2%
Allergan plc	109	25,013
Bristol-Myers Squibb Co.	533	32,236
Eli Lilly & Co.	314	25,525
Johnson & Johnson	872	115,427
Merck & Co., Inc.	885	56,516
Mylan NV*	149	4,691
Perrigo Co. plc	46	3,632
Pfizer, Inc.	1,931	65,500
Zoetis, Inc.	159	9,969
		338,509
Professional Services - 0.3%
Equifax, Inc.	39	5,556
IHS Markit Ltd.*	103	4,825
Nielsen Holdings plc	109	4,235
Robert Half International, Inc.	41	1,857
Verisk Analytics, Inc.*	50	4,052
		20,525
Real Estate Management & Development - 0.0%(a)
CBRE Group, Inc., Class A*	97	3,500

Road & Rail - 0.9%
CSX Corp.	299	15,010
JB Hunt Transport Services, Inc.	28	2,769
Kansas City Southern	34	3,517
Norfolk Southern Corp.	94	11,329
Union Pacific Corp.	261	27,483
		60,108
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc.*	251	3,263
Analog Devices, Inc.	119	9,957
Applied Materials, Inc.	348	15,702
Broadcom Ltd.	130	32,769
Intel Corp.	1,524	53,447
KLA-Tencor Corp.	51	4,778
Lam Research Corp.	52	8,631
Microchip Technology, Inc.	74	6,423
Micron Technology, Inc.*	336	10,742
NVIDIA Corp.	193	32,702
Qorvo, Inc.*	41	3,002
QUALCOMM, Inc.	478	24,985
Skyworks Solutions, Inc.	60	6,321
Texas Instruments, Inc.	322	26,668
Xilinx, Inc.	80	5,285
		244,675
Software - 5.4%
Activision Blizzard, Inc.	224	14,685
Adobe Systems, Inc.*	160	24,826
ANSYS, Inc.*	28	3,607
Autodesk, Inc.*	63	7,211
CA, Inc.	101	3,351
Citrix Systems, Inc.*	49	3,832
Electronic Arts, Inc.*	100	12,150
Intuit, Inc.	79	11,175
Microsoft Corp.	2,498	186,775
Oracle Corp.	972	48,921
Red Hat, Inc.*	58	6,235
salesforce.com, Inc.*	216	20,626
Symantec Corp.	197	5,906
Synopsys, Inc.*	49	3,941
		353,241
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	24	2,350
AutoZone, Inc.*	9	4,756

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Best Buy Co., Inc.	86	4,666
CarMax, Inc.*	60	4,029
Foot Locker, Inc.	42	1,480
Gap, Inc. (The)	71	1,677
Home Depot, Inc. (The)	387	58,000
L Brands, Inc.	78	2,825
Lowe’s Cos., Inc.	278	20,542
O’Reilly Automotive, Inc.*	29	5,688
Ross Stores, Inc.	127	7,423
Signet Jewelers Ltd.	22	1,388
Staples, Inc.	211	2,155
Tiffany & Co.	35	3,199
TJX Cos., Inc. (The)	208	15,038
Tractor Supply Co.	42	2,499
Ulta Beauty, Inc.*	19	4,199
		141,914
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	1,687	276,668
Hewlett Packard Enterprise Co.	539	9,734
HP, Inc.	545	10,399
NetApp, Inc.	88	3,402
Seagate Technology plc	96	3,027
Western Digital Corp.	94	8,297
Xerox Corp.	69	2,227
		313,754
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	91	3,795
Hanesbrands, Inc.	118	2,863
Michael Kors Holdings Ltd.*	50	2,111
NIKE, Inc., Class B	429	22,656
PVH Corp.	25	3,147
Ralph Lauren Corp.	18	1,582
Under Armour, Inc., Class A*	60	969
Under Armour, Inc., Class C*	60	906
VF Corp.	104	6,538
		44,567
Tobacco - 1.5%
Altria Group, Inc.	625	39,625
Philip Morris International, Inc.	502	58,699
		98,324
Trading Companies & Distributors - 0.1%
Fastenal Co.	94	4,011
United Rentals, Inc.*	27	3,187
WW Grainger, Inc.	17	2,764
		9,962
Water Utilities - 0.1%
American Water Works Co., Inc.	58	4,692

TOTAL COMMON STOCKS (Cost $5,642,067)		6,464,368

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.3%

REPURCHASE AGREEMENT(b) - 0.3%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $18,068 (Cost $18,068)	18,068	18,068

Total Investments - 99.9% (Cost $5,660,135)		6,482,436
Other Assets Less Liabilities - 0.1%		5,071
Net assets - 100.0%		6,487,507

*                           Non-income producing security.

(a)                   Represents less than 0.05% of net assets.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,007,736
Aggregate gross unrealized depreciation	(187,104)
Net unrealized appreciation	$820,632
Federal income tax cost	$5,661,804

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 3.0%
Arconic, Inc.	32	815
Boeing Co. (The)	40	9,586
General Dynamics Corp.	20	4,027
L3 Technologies, Inc.	6	1,089
Lockheed Martin Corp.	18	5,497
Northrop Grumman Corp.	13	3,539
Raytheon Co.	21	3,822
Rockwell Collins, Inc.	12	1,572
Textron, Inc.	19	933
TransDigm Group, Inc.	4	1,043
United Technologies Corp.	53	6,345
		38,268
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	10	706
Expeditors International of Washington, Inc.	13	729
FedEx Corp.	18	3,859
United Parcel Service, Inc., Class B	49	5,604
		10,898
Airlines - 0.6%
Alaska Air Group, Inc.	9	672
American Airlines Group, Inc.	35	1,566
Delta Air Lines, Inc.	53	2,501
Southwest Airlines Co.	43	2,242
United Continental Holdings, Inc.*	20	1,239
		8,220
Auto Components - 0.2%
BorgWarner, Inc.	14	650
Delphi Automotive plc	19	1,832
Goodyear Tire & Rubber Co. (The)	18	545
		3,027
Automobiles - 0.6%
Ford Motor Co.	281	3,099
General Motors Co.	99	3,618
Harley-Davidson, Inc.	13	611
		7,328
Beverages - 2.5%
Brown-Forman Corp., Class B	13	689
Coca-Cola Co. (The)	276	12,572
Constellation Brands, Inc., Class A	12	2,401
Dr Pepper Snapple Group, Inc.	13	1,184
Molson Coors Brewing Co., Class B	13	1,167
Monster Beverage Corp.*	29	1,619
PepsiCo, Inc.	103	11,920
		31,552
Biotechnology - 3.8%
AbbVie, Inc.	114	8,584
Alexion Pharmaceuticals, Inc.*	16	2,279
Amgen, Inc.	53	9,422
Biogen, Inc.*	15	4,748
Celgene Corp.*	56	7,780
Gilead Sciences, Inc.	94	7,869
Incyte Corp.*	12	1,649
Regeneron Pharmaceuticals, Inc.*	5	2,484
Vertex Pharmaceuticals, Inc.*	18	2,890
		47,705
Building Products - 0.4%
Allegion plc	7	551
AO Smith Corp.	11	613
Fortune Brands Home & Security, Inc.	11	688
Johnson Controls International plc	67	2,652
Masco Corp.	23	846
		5,350
Chemicals - 2.6%
Air Products & Chemicals, Inc.	16	2,326
Albemarle Corp.	8	930
CF Industries Holdings, Inc.	17	493
Dow Chemical Co. (The)	161	10,731
Eastman Chemical Co.	10	862
Ecolab, Inc.	19	2,533
FMC Corp.	10	862
International Flavors & Fragrances, Inc.	6	821
LyondellBasell Industries NV, Class A	24	2,174
Monsanto Co.	31	3,633
Mosaic Co. (The)	25	499
PPG Industries, Inc.	18	1,878
Praxair, Inc.	21	2,762
Sherwin-Williams Co. (The)	6	2,036
		32,540
Commercial Services & Supplies - 0.4%
Cintas Corp.	6	810
Republic Services, Inc.	17	1,109
Stericycle, Inc.*	6	432
Waste Management, Inc.	29	2,236
		4,587
Communications Equipment - 1.2%
Cisco Systems, Inc.	359	11,563
F5 Networks, Inc.*	5	597
Harris Corp.	9	1,106
Juniper Networks, Inc.	27	749
Motorola Solutions, Inc.	12	1,058
		15,073
Construction & Engineering - 0.1%
Fluor Corp.	10	386
Jacobs Engineering Group, Inc.	9	490
Quanta Services, Inc.*	11	395
		1,271
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	4	848
Vulcan Materials Co.	9	1,091
		1,939
Containers & Packaging - 0.4%
Avery Dennison Corp.	6	566
Ball Corp.	25	1,000
International Paper Co.	30	1,616
Packaging Corp. of America	7	787
Sealed Air Corp.	14	621
WestRock Co.	18	1,024
		5,614
Distributors - 0.1%
Genuine Parts Co.	11	911
LKQ Corp.*	22	762
		1,673
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	15	401

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	441	16,520
CenturyLink, Inc.	39	769
Level 3 Communications, Inc.*	21	1,143
Verizon Communications, Inc.	293	14,055
		32,487
Electric Utilities - 2.5%
Alliant Energy Corp.	16	684
American Electric Power Co., Inc.	35	2,577
Duke Energy Corp.	50	4,365
Edison International	23	1,844
Entergy Corp.	13	1,029
Eversource Energy	23	1,449
Exelon Corp.	66	2,499
FirstEnergy Corp.	32	1,043
NextEra Energy, Inc.	34	5,117
PG&E Corp.	37	2,604
Pinnacle West Capital Corp.	8	720
PPL Corp.	49	1,923

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Southern Co. (The)	71	3,427
Xcel Energy, Inc.	36	1,782
		31,063
Electrical Equipment - 0.6%
Acuity Brands, Inc.	3	530
AMETEK, Inc.	17	1,075
Eaton Corp. plc	32	2,296
Emerson Electric Co.	46	2,716
Rockwell Automation, Inc.	9	1,477
		8,094
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	1,781
Corning, Inc.	66	1,898
FLIR Systems, Inc.	10	380
TE Connectivity Ltd.	25	1,990
		6,049
Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	31	1,051
Halliburton Co.	62	2,416
Helmerich & Payne, Inc.	8	339
National Oilwell Varco, Inc.	27	828
Schlumberger Ltd.	100	6,351
TechnipFMC plc*	33	852
		11,837
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	31	4,859
CVS Health Corp.	73	5,646
Kroger Co. (The)	66	1,443
Sysco Corp.	35	1,844
Walgreens Boots Alliance, Inc.	61	4,972
Wal-Mart Stores, Inc.	106	8,275
		27,039
Food Products - 1.5%
Archer-Daniels-Midland Co.	41	1,694
Campbell Soup Co.	14	647
Conagra Brands, Inc.	29	942
General Mills, Inc.	41	2,184
Hershey Co. (The)	10	1,049
Hormel Foods Corp.	19	584
JM Smucker Co. (The)	8	838
Kellogg Co.	18	1,178
Kraft Heinz Co. (The)	43	3,472
McCormick & Co., Inc. (Non-Voting)	8	761
Mondelez International, Inc., Class A	109	4,432
Tyson Foods, Inc., Class A	21	1,329
		19,110
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	125	6,367
Align Technology, Inc.*	5	884
Baxter International, Inc.	35	2,171
Becton Dickinson and Co.	16	3,191
Boston Scientific Corp.*	98	2,700
Cooper Cos., Inc. (The)	4	1,003
CR Bard, Inc.	5	1,604
Danaher Corp.	44	3,670
DENTSPLY SIRONA, Inc.	16	905
Edwards Lifesciences Corp.*	15	1,705
Hologic, Inc.*	20	772
IDEXX Laboratories, Inc.*	6	933
Intuitive Surgical, Inc.*	3	3,014
Medtronic plc	98	7,901
ResMed, Inc.	10	776
Stryker Corp.	22	3,110
Varian Medical Systems, Inc.*	7	744
Zimmer Biomet Holdings, Inc.	14	1,600
		43,050
Health Care Providers & Services - 3.4%
Aetna, Inc.	24	3,785
AmerisourceBergen Corp.	12	963
Anthem, Inc.	19	3,725
Cardinal Health, Inc.	23	1,552
Centene Corp.*	12	1,066
Cigna Corp.	18	3,277
DaVita, Inc.*	11	644
Envision Healthcare Corp.*	8	419
Express Scripts Holding Co.*	43	2,701
HCA Healthcare, Inc.*	21	1,652
Henry Schein, Inc.*	6	1,042
Humana, Inc.	10	2,576
Laboratory Corp. of America Holdings*	7	1,098
McKesson Corp.	15	2,240
Patterson Cos., Inc.	6	231
Quest Diagnostics, Inc.	10	1,083
UnitedHealth Group, Inc.	69	13,724
Universal Health Services, Inc., Class B	6	649
		42,427
Health Care Technology - 0.1%
Cerner Corp.*	21	1,423

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	30	2,084
Chipotle Mexican Grill, Inc.*	2	633
Darden Restaurants, Inc.	9	739
Hilton Worldwide Holdings, Inc.	15	965
Marriott International, Inc., Class A	22	2,279
McDonald’s Corp.	59	9,438
MGM Resorts International	35	1,154
Royal Caribbean Cruises Ltd.	12	1,494
Starbucks Corp.	104	5,705
Wyndham Worldwide Corp.	7	698
Wynn Resorts Ltd.	6	834
Yum Brands, Inc.	24	1,844
		27,867
Household Durables - 0.5%
DR Horton, Inc.	25	904
Garmin Ltd.	8	412
Leggett & Platt, Inc.	9	414
Lennar Corp., Class A	15	776
Mohawk Industries, Inc.*	5	1,266
Newell Brands, Inc.	35	1,690
PulteGroup, Inc.	20	516
Whirlpool Corp.	5	858
		6,836
Household Products - 2.1%
Church & Dwight Co., Inc.	18	903
Clorox Co. (The)	9	1,247
Colgate-Palmolive Co.	63	4,513
Kimberly-Clark Corp.	25	3,082
Procter & Gamble Co. (The)	184	16,978
		26,723
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	47	519
NRG Energy, Inc.	23	573
		1,092
Industrial Conglomerates - 2.6%
3M Co.	43	8,786
General Electric Co.	625	15,344
Honeywell International, Inc.	55	7,605
Roper Technologies, Inc.	7	1,614
		33,349
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc.*	28	27,457
Expedia, Inc.	9	1,335
Netflix, Inc.*	31	5,416
Priceline Group, Inc. (The)*	4	7,408
TripAdvisor, Inc.*	8	342
		41,958
Internet Software & Services - 5.8%
Akamai Technologies, Inc.*	12	566
Alphabet, Inc., Class A*	21	20,060

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Alphabet, Inc., Class C*	21	19,726
eBay, Inc.*	72	2,601
Facebook, Inc., Class A*	170	29,235
VeriSign, Inc.*	6	623
		72,811
IT Services - 4.8%
Accenture plc, Class A	45	5,884
Alliance Data Systems Corp.	4	902
Automatic Data Processing, Inc.	32	3,407
Cognizant Technology Solutions Corp., Class A	42	2,972
CSRA, Inc.	10	315
DXC Technology Co.	20	1,700
Fidelity National Information Services, Inc.	24	2,230
Fiserv, Inc.*	15	1,856
Gartner, Inc.*	6	724
Global Payments, Inc.	11	1,050
International Business Machines Corp.	61	8,725
Mastercard, Inc., Class A	67	8,931
Paychex, Inc.	23	1,312
PayPal Holdings, Inc.*	80	4,934
Total System Services, Inc.	12	830
Visa, Inc., Class A	133	13,768
Western Union Co. (The)	34	643
		60,183
Leisure Products - 0.1%
Hasbro, Inc.	8	786
Mattel, Inc.	25	405
		1,191
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	23	1,488
Illumina, Inc.*	10	2,045
Mettler-Toledo International, Inc.*	2	1,210
PerkinElmer, Inc.	8	536
Quintiles IMS Holdings, Inc.*	10	960
Thermo Fisher Scientific, Inc.	28	5,240
Waters Corp.*	6	1,101
		12,580
Machinery - 1.9%
Caterpillar, Inc.	42	4,935
Cummins, Inc.	11	1,753
Deere & Co.	21	2,435
Dover Corp.	11	934
Flowserve Corp.	9	353
Fortive Corp.	22	1,429
Illinois Tool Works, Inc.	22	3,025
Ingersoll-Rand plc	18	1,537
PACCAR, Inc.	25	1,658
Parker-Hannifin Corp.	10	1,609
Pentair plc	12	745
Snap-on, Inc.	4	590
Stanley Black & Decker, Inc.	11	1,584
Xylem, Inc.	13	807
		23,394
Media - 3.6%
CBS Corp. (Non-Voting), Class B	26	1,666
Charter Communications, Inc., Class A*	15	5,978
Comcast Corp., Class A	340	13,807
Discovery Communications, Inc., Class A*	11	244
Discovery Communications, Inc., Class C*	15	315
DISH Network Corp., Class A*	16	917
Interpublic Group of Cos., Inc. (The)	28	564
News Corp., Class A	27	361
News Corp., Class B	9	123
Omnicom Group, Inc.	17	1,230
Scripps Networks Interactive, Inc., Class A	7	600
Time Warner, Inc.	56	5,662
Twenty-First Century Fox, Inc., Class A	76	2,097
Twenty-First Century Fox, Inc., Class B	35	948
Viacom, Inc., Class B	25	715
Walt Disney Co. (The)	104	10,525
		45,752
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	96	1,419
Newmont Mining Corp.	38	1,457
Nucor Corp.	23	1,267
		4,143
Multiline Retail - 0.5%
Dollar General Corp.	18	1,306
Dollar Tree, Inc.*	17	1,354
Kohl’s Corp.	12	477
Macy’s, Inc.	22	457
Nordstrom, Inc.	8	357
Target Corp.	40	2,181
		6,132
Multi-Utilities - 1.3%
Ameren Corp.	17	1,020
CenterPoint Energy, Inc.	31	918
CMS Energy Corp.	20	971
Consolidated Edison, Inc.	22	1,854
Dominion Energy, Inc.	45	3,544
DTE Energy Co.	13	1,460
NiSource, Inc.	23	618
Public Service Enterprise Group, Inc.	36	1,686
SCANA Corp.	10	604
Sempra Energy	18	2,123
WEC Energy Group, Inc.	23	1,500
		16,298
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	40	1,637
Andeavor	11	1,102
Apache Corp.	27	1,049
Cabot Oil & Gas Corp.	33	843
Chesapeake Energy Corp.*	55	200
Chevron Corp.	136	14,636
Cimarex Energy Co.	7	698
Concho Resources, Inc.*	11	1,221
ConocoPhillips	89	3,886
Devon Energy Corp.	38	1,193
EOG Resources, Inc.	41	3,485
EQT Corp.	12	748
Exxon Mobil Corp.	304	23,204
Hess Corp.	19	739
Kinder Morgan, Inc.	138	2,668
Marathon Oil Corp.	61	678
Marathon Petroleum Corp.	37	1,941
Newfield Exploration Co.*	14	366
Noble Energy, Inc.	33	784
Occidental Petroleum Corp.	55	3,284
ONEOK, Inc.	27	1,462
Phillips 66	31	2,598
Pioneer Natural Resources Co.	12	1,556
Range Resources Corp.	14	243
Valero Energy Corp.	32	2,179
Williams Cos., Inc. (The)	59	1,754
		74,154
Personal Products - 0.2%
Coty, Inc., Class A	34	564
Estee Lauder Cos., Inc. (The), Class A	16	1,712
		2,276
Pharmaceuticals - 5.9%
Allergan plc	24	5,507

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Bristol-Myers Squibb Co.	118	7,137
Eli Lilly & Co.	70	5,690
Johnson & Johnson	193	25,547
Merck & Co., Inc.	196	12,517
Mylan NV*	33	1,039
Perrigo Co. plc	10	790
Pfizer, Inc.	428	14,518
Zoetis, Inc.	35	2,194
		74,939
Professional Services - 0.4%
Equifax, Inc.	9	1,282
IHS Markit Ltd.*	23	1,077
Nielsen Holdings plc	24	932
Robert Half International, Inc.	9	408
Verisk Analytics, Inc.*	11	892
		4,591
Road & Rail - 1.1%
CSX Corp.	66	3,313
JB Hunt Transport Services, Inc.	6	593
Kansas City Southern	8	828
Norfolk Southern Corp.	21	2,531
Union Pacific Corp.	58	6,107
		13,372
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc.*	56	728
Analog Devices, Inc.	26	2,175
Applied Materials, Inc.	77	3,474
Broadcom Ltd.	29	7,310
Intel Corp.	338	11,854
KLA-Tencor Corp.	11	1,030
Lam Research Corp.	12	1,992
Microchip Technology, Inc.	16	1,389
Micron Technology, Inc.*	75	2,398
NVIDIA Corp.	43	7,286
Qorvo, Inc.*	9	659
QUALCOMM, Inc.	106	5,541
Skyworks Solutions, Inc.	13	1,370
Texas Instruments, Inc.	72	5,963
Xilinx, Inc.	18	1,189
		54,358
Software - 6.2%
Activision Blizzard, Inc.	50	3,278
Adobe Systems, Inc.*	36	5,586
ANSYS, Inc.*	6	773
Autodesk, Inc.*	14	1,602
CA, Inc.	22	730
Citrix Systems, Inc.*	11	860
Electronic Arts, Inc.*	22	2,673
Intuit, Inc.	17	2,405
Microsoft Corp.	554	41,423
Oracle Corp.	216	10,871
Red Hat, Inc.*	13	1,397
salesforce.com, Inc.*	48	4,584
Symantec Corp.	44	1,319
Synopsys, Inc.*	11	885
		78,386
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	5	489
AutoZone, Inc.*	2	1,057
Best Buy Co., Inc.	19	1,031
CarMax, Inc.*	13	873
Foot Locker, Inc.	9	317
Gap, Inc. (The)	16	378
Home Depot, Inc. (The)	86	12,889
L Brands, Inc.	17	616
Lowe’s Cos., Inc.	62	4,581
O’Reilly Automotive, Inc.*	7	1,373
Ross Stores, Inc.	28	1,637
Signet Jewelers Ltd.	5	315
Staples, Inc.	47	480
Tiffany & Co.	8	731
TJX Cos., Inc. (The)	46	3,326
Tractor Supply Co.	9	536
Ulta Beauty, Inc.*	4	884
		31,513
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	374	61,336
Hewlett Packard Enterprise Co.	120	2,167
HP, Inc.	121	2,309
NetApp, Inc.	19	734
Seagate Technology plc	21	662
Western Digital Corp.	21	1,854
Xerox Corp.	15	484
		69,546
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	20	834
Hanesbrands, Inc.	26	631
Michael Kors Holdings Ltd.*	11	464
NIKE, Inc., Class B	95	5,017
PVH Corp.	6	755
Ralph Lauren Corp.	4	352
Under Armour, Inc., Class A*	13	210
Under Armour, Inc., Class C*	13	196
VF Corp.	23	1,446
		9,905
Tobacco - 1.7%
Altria Group, Inc.	139	8,813
Philip Morris International, Inc.	111	12,979
		21,792
Trading Companies & Distributors - 0.2%
Fastenal Co.	21	896
United Rentals, Inc.*	6	709
WW Grainger, Inc.	4	650
		2,255
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,052

TOTAL COMMON STOCKS (Cost $1,132,052)		1,256,473

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.3%

REPURCHASE AGREEMENT(b) - 0.3%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $3,651 (Cost $3,651)	3,651	3,651

Total Investments - 99.8% (Cost $1,135,703)		1,260,124
Other Assets Less Liabilities - 0.2%		2,479
Net assets - 100.0%		1,262,603

*                           Non-income producing security.

(a)                   Represents less than 0.05% of net assets.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$173,853
Aggregate gross unrealized depreciation	(50,199)
Net unrealized appreciation	$123,654
Federal income tax cost	$1,136,470

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 2.9%
Arconic, Inc.	31	790
Boeing Co. (The)	40	9,586
General Dynamics Corp.	20	4,027
L3 Technologies, Inc.	6	1,089
Lockheed Martin Corp.	18	5,497
Northrop Grumman Corp.	12	3,266
Raytheon Co.	21	3,822
Rockwell Collins, Inc.	11	1,442
Textron, Inc.	19	933
TransDigm Group, Inc.	3	782
United Technologies Corp.	53	6,345
		37,579
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	10	706
Expeditors International of Washington, Inc.	13	729
FedEx Corp.	17	3,645
United Parcel Service, Inc., Class B	49	5,604
		10,684
Airlines - 0.6%
Alaska Air Group, Inc.	9	672
American Airlines Group, Inc.	35	1,566
Delta Air Lines, Inc.	52	2,454
Southwest Airlines Co.	43	2,242
United Continental Holdings, Inc.*	20	1,239
		8,173
Auto Components - 0.2%
BorgWarner, Inc.	14	650
Delphi Automotive plc	19	1,832
Goodyear Tire & Rubber Co. (The)	18	545
		3,027
Automobiles - 0.6%
Ford Motor Co.	277	3,055
General Motors Co.	97	3,545
Harley-Davidson, Inc.	12	564
		7,164
Banks - 7.3%
Bank of America Corp.	705	16,843
BB&T Corp.	57	2,627
Citigroup, Inc.	195	13,266
Citizens Financial Group, Inc.	36	1,193
Comerica, Inc.	13	887
Fifth Third Bancorp	53	1,385
Huntington Bancshares, Inc.	77	970
JPMorgan Chase & Co.	252	22,904
KeyCorp	78	1,342
M&T Bank Corp.	11	1,627
People’s United Financial, Inc.	24	401
PNC Financial Services Group, Inc. (The)	34	4,264
Regions Financial Corp.	85	1,199
SunTrust Banks, Inc.	34	1,873
US Bancorp	112	5,740
Wells Fargo & Co.	319	16,291
Zions Bancorp	14	611
		93,423
Beverages - 2.4%
Brown-Forman Corp., Class B	13	689
Coca-Cola Co. (The)	272	12,389
Constellation Brands, Inc., Class A	12	2,401
Dr Pepper Snapple Group, Inc.	13	1,184
Molson Coors Brewing Co., Class B	13	1,167
Monster Beverage Corp.*	29	1,619
PepsiCo, Inc.	101	11,689
		31,138
Building Products - 0.4%
Allegion plc	7	551
AO Smith Corp.	10	557
Fortune Brands Home & Security, Inc.	11	688
Johnson Controls International plc	66	2,613
Masco Corp.	23	845
		5,254
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	4	707
Ameriprise Financial, Inc.	11	1,524
Bank of New York Mellon Corp. (The)	74	3,869
BlackRock, Inc.	9	3,771
CBOE Holdings, Inc.	7	706
Charles Schwab Corp. (The)	86	3,431
CME Group, Inc.	24	3,019
E*TRADE Financial Corp.*	19	779
Franklin Resources, Inc.	24	1,038
Goldman Sachs Group, Inc. (The)	26	5,817
Intercontinental Exchange, Inc.	42	2,716
Invesco Ltd.	29	951
Moody’s Corp.	12	1,608
Morgan Stanley	101	4,595
Nasdaq, Inc.	8	603
Northern Trust Corp.	15	1,328
Raymond James Financial, Inc.	9	705
S&P Global, Inc.	18	2,778
State Street Corp.	25	2,312
T. Rowe Price Group, Inc.	17	1,434
		43,691
Chemicals - 2.5%
Air Products & Chemicals, Inc.	15	2,180
Albemarle Corp.	8	930
CF Industries Holdings, Inc.	17	493
Dow Chemical Co. (The)	158	10,531
Eastman Chemical Co.	10	862
Ecolab, Inc.	18	2,399
FMC Corp.	9	776
International Flavors & Fragrances, Inc.	6	821
LyondellBasell Industries NV, Class A	23	2,084
Monsanto Co.	31	3,633
Mosaic Co. (The)	25	499
PPG Industries, Inc.	18	1,878
Praxair, Inc.	20	2,631
Sherwin-Williams Co. (The)	6	2,036
		31,753
Commercial Services & Supplies - 0.4%
Cintas Corp.	6	810
Republic Services, Inc.	16	1,044
Stericycle, Inc.*	6	431
Waste Management, Inc.	29	2,236
		4,521
Communications Equipment - 1.2%
Cisco Systems, Inc.	354	11,402
F5 Networks, Inc.*	5	597
Harris Corp.	9	1,106
Juniper Networks, Inc.	27	749
Motorola Solutions, Inc.	12	1,058
		14,912
Construction & Engineering - 0.1%
Fluor Corp.	10	386
Jacobs Engineering Group, Inc.	9	490
Quanta Services, Inc.*	10	359
		1,235
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4	848
Vulcan Materials Co.	9	1,091
		1,939
Consumer Finance - 0.8%
American Express Co.	53	4,563
Capital One Financial Corp.	34	2,707

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Discover Financial Services	27	1,592
Navient Corp.	20	264
Synchrony Financial	55	1,693
		10,819
Containers & Packaging - 0.4%
Avery Dennison Corp.	6	566
Ball Corp.	25	1,000
International Paper Co.	29	1,562
Packaging Corp. of America	7	787
Sealed Air Corp.	14	621
WestRock Co.	18	1,024
		5,560
Distributors - 0.1%
Genuine Parts Co.	10	828
LKQ Corp.*	22	763
		1,591
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	15	401

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	135	24,456
Leucadia National Corp.	23	545
		25,001
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	435	16,295
CenturyLink, Inc.	39	769
Level 3 Communications, Inc.*	21	1,143
Verizon Communications, Inc.	289	13,864
		32,071
Electric Utilities - 2.4%
Alliant Energy Corp.	16	684
American Electric Power Co., Inc.	35	2,577
Duke Energy Corp.	50	4,365
Edison International	23	1,844
Entergy Corp.	13	1,029
Eversource Energy	22	1,386
Exelon Corp.	66	2,499
FirstEnergy Corp.	31	1,010
NextEra Energy, Inc.	33	4,967
PG&E Corp.	36	2,534
Pinnacle West Capital Corp.	8	720
PPL Corp.	48	1,884
Southern Co. (The)	70	3,378
Xcel Energy, Inc.	36	1,782
		30,659
Electrical Equipment - 0.6%
Acuity Brands, Inc.	3	530
AMETEK, Inc.	16	1,012
Eaton Corp. plc	32	2,296
Emerson Electric Co.	46	2,716
Rockwell Automation, Inc.	9	1,477
		8,031
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	1,781
Corning, Inc.	65	1,869
FLIR Systems, Inc.	10	380
TE Connectivity Ltd.	25	1,990
		6,020
Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	30	1,017
Halliburton Co.	61	2,377
Helmerich & Payne, Inc.	8	339
National Oilwell Varco, Inc.	27	828
Schlumberger Ltd.	98	6,224
TechnipFMC plc*	33	852
		11,637
Equity Real Estate Investment Trusts (REITs) - 3.5%
Alexandria Real Estate Equities, Inc.	6	728
American Tower Corp.	30	4,441
Apartment Investment & Management Co., Class A	11	498
AvalonBay Communities, Inc.	10	1,877
Boston Properties, Inc.	11	1,326
Crown Castle International Corp.	29	3,145
Digital Realty Trust, Inc.	11	1,302
Duke Realty Corp.	25	743
Equinix, Inc.	6	2,810
Equity Residential	26	1,746
Essex Property Trust, Inc.	5	1,330
Extra Space Storage, Inc.	9	699
Federal Realty Investment Trust	5	635
GGP, Inc.	41	851
HCP, Inc.	33	984
Host Hotels & Resorts, Inc.	52	942
Iron Mountain, Inc.	17	670
Kimco Realty Corp.	30	588
Macerich Co. (The)	8	422
Mid-America Apartment Communities, Inc.	8	852
Prologis, Inc.	38	2,408
Public Storage	11	2,259
Realty Income Corp.	19	1,094
Regency Centers Corp.	10	643
SBA Communications Corp.*	9	1,382
Simon Property Group, Inc.	22	3,451
SL Green Realty Corp.	7	675
UDR, Inc.	19	737
Ventas, Inc.	25	1,711
Vornado Realty Trust	12	894
Welltower, Inc.	26	1,904
Weyerhaeuser Co.	53	1,728
		45,475
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	31	4,859
CVS Health Corp.	72	5,569
Kroger Co. (The)	65	1,422
Sysco Corp.	35	1,843
Walgreens Boots Alliance, Inc.	60	4,890
Wal-Mart Stores, Inc.	105	8,197
		26,780
Food Products - 1.5%
Archer-Daniels-Midland Co.	40	1,653
Campbell Soup Co.	14	647
Conagra Brands, Inc.	29	941
General Mills, Inc.	41	2,184
Hershey Co. (The)	10	1,049
Hormel Foods Corp.	19	584
JM Smucker Co. (The)	8	838
Kellogg Co.	18	1,178
Kraft Heinz Co. (The)	42	3,391
McCormick & Co., Inc. (Non-Voting)	8	761
Mondelez International, Inc., Class A	107	4,351
Tyson Foods, Inc., Class A	20	1,266
		18,843
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	30	2,084
Chipotle Mexican Grill, Inc.*	2	633
Darden Restaurants, Inc.	9	739
Hilton Worldwide Holdings, Inc.	15	965
Marriott International, Inc., Class A	22	2,279
McDonald’s Corp.	58	9,278
MGM Resorts International	34	1,121
Royal Caribbean Cruises Ltd.	12	1,493
Starbucks Corp.	103	5,651
Wyndham Worldwide Corp.	7	698
Wynn Resorts Ltd.	6	834
Yum Brands, Inc.	23	1,767
		27,542
Household Durables - 0.5%
DR Horton, Inc.	24	868
Garmin Ltd.	8	412
Leggett & Platt, Inc.	9	414

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Lennar Corp., Class A	14	725
Mohawk Industries, Inc.*	4	1,012
Newell Brands, Inc.	34	1,641
PulteGroup, Inc.	20	516
Whirlpool Corp.	5	858
		6,446
Household Products - 2.1%
Church & Dwight Co., Inc.	18	903
Clorox Co. (The)	9	1,247
Colgate-Palmolive Co.	63	4,513
Kimberly-Clark Corp.	25	3,082
Procter & Gamble Co. (The)	181	16,701
		26,446
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	47	519
NRG Energy, Inc.	22	548
		1,067
Industrial Conglomerates - 2.6%
3M Co.	42	8,581
General Electric Co.	617	15,147
Honeywell International, Inc.	54	7,467
Roper Technologies, Inc.	7	1,615
		32,810
Insurance - 3.2%
Aflac, Inc.	28	2,311
Allstate Corp. (The)	26	2,353
American International Group, Inc.	62	3,750
Aon plc	19	2,644
Arthur J Gallagher & Co.	13	753
Assurant, Inc.	4	379
Brighthouse Financial, Inc.*	7	399
Chubb Ltd.	33	4,667
Cincinnati Financial Corp.	11	845
Everest Re Group Ltd.	3	757
Hartford Financial Services Group, Inc. (The)	26	1,406
Lincoln National Corp.	16	1,086
Loews Corp.	20	931
Marsh & McLennan Cos., Inc.	36	2,811
MetLife, Inc.	77	3,606
Principal Financial Group, Inc.	19	1,188
Progressive Corp. (The)	41	1,906
Prudential Financial, Inc.	30	3,062
Torchmark Corp.	8	616
Travelers Cos., Inc. (The)	20	2,424
Unum Group	16	771
Willis Towers Watson plc	9	1,336
XL Group Ltd.	19	778
		40,779
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.*	28	27,457
Expedia, Inc.	9	1,335
Netflix, Inc.*	31	5,416
Priceline Group, Inc. (The)*	3	5,556
TripAdvisor, Inc.*	8	342
		40,106
Internet Software & Services - 5.6%
Akamai Technologies, Inc.*	12	566
Alphabet, Inc., Class A*	21	20,060
Alphabet, Inc., Class C*	21	19,726
eBay, Inc.*	71	2,565
Facebook, Inc., Class A*	167	28,719
VeriSign, Inc.*	6	623
		72,259
IT Services - 4.6%
Accenture plc, Class A	44	5,754
Alliance Data Systems Corp.	4	902
Automatic Data Processing, Inc.	32	3,407
Cognizant Technology Solutions Corp., Class A	42	2,972
CSRA, Inc.	10	315
DXC Technology Co.	20	1,700
Fidelity National Information Services, Inc.	23	2,137
Fiserv, Inc.*	15	1,856
Gartner, Inc.*	6	724
Global Payments, Inc.	11	1,050
International Business Machines Corp.	61	8,725
Mastercard, Inc., Class A	66	8,798
Paychex, Inc.	23	1,312
PayPal Holdings, Inc.*	79	4,873
Total System Services, Inc.	12	829
Visa, Inc., Class A	131	13,561
Western Union Co. (The)	33	624
		59,539
Leisure Products - 0.1%
Hasbro, Inc.	8	786
Mattel, Inc.	24	389
		1,175
Machinery - 1.8%
Caterpillar, Inc.	42	4,935
Cummins, Inc.	11	1,753
Deere & Co.	21	2,435
Dover Corp.	11	934
Flowserve Corp.	9	353
Fortive Corp.	21	1,364
Illinois Tool Works, Inc.	22	3,025
Ingersoll-Rand plc	18	1,537
PACCAR, Inc.	25	1,658
Parker-Hannifin Corp.	9	1,448
Pentair plc	12	745
Snap-on, Inc.	4	590
Stanley Black & Decker, Inc.	11	1,584
Xylem, Inc.	13	807
		23,168
Media - 3.5%
CBS Corp. (Non-Voting), Class B	26	1,666
Charter Communications, Inc., Class A*	15	5,978
Comcast Corp., Class A	335	13,604
Discovery Communications, Inc., Class A*	11	244
Discovery Communications, Inc., Class C*	15	315
DISH Network Corp., Class A*	16	917
Interpublic Group of Cos., Inc. (The)	28	564
News Corp., Class A	27	361
News Corp., Class B	8	110
Omnicom Group, Inc.	16	1,158
Scripps Networks Interactive, Inc., Class A	7	600
Time Warner, Inc.	55	5,560
Twenty-First Century Fox, Inc., Class A	75	2,069
Twenty-First Century Fox, Inc., Class B	34	921
Viacom, Inc., Class B	25	715
Walt Disney Co. (The)	103	10,424
		45,206
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	94	1,389
Newmont Mining Corp.	38	1,457
Nucor Corp.	23	1,268
		4,114
Multiline Retail - 0.5%
Dollar General Corp.	18	1,306
Dollar Tree, Inc.*	17	1,354
Kohl’s Corp.	12	477
Macy’s, Inc.	22	457
Nordstrom, Inc.	8	357

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Target Corp.	39	2,127
		6,078
Multi-Utilities - 1.3%
Ameren Corp.	17	1,020
CenterPoint Energy, Inc.	31	918
CMS Energy Corp.	20	971
Consolidated Edison, Inc.	22	1,854
Dominion Energy, Inc.	45	3,544
DTE Energy Co.	13	1,460
NiSource, Inc.	23	618
Public Service Enterprise Group, Inc.	36	1,686
SCANA Corp.	10	604
Sempra Energy	18	2,123
WEC Energy Group, Inc.	22	1,435
		16,233
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	40	1,637
Andeavor	11	1,102
Apache Corp.	27	1,049
Cabot Oil & Gas Corp.	33	843
Chesapeake Energy Corp.*	54	196
Chevron Corp.	134	14,421
Cimarex Energy Co.	7	698
Concho Resources, Inc.*	10	1,110
ConocoPhillips	88	3,842
Devon Energy Corp.	37	1,162
EOG Resources, Inc.	41	3,484
EQT Corp.	12	748
Exxon Mobil Corp.	300	22,899
Hess Corp.	19	739
Kinder Morgan, Inc.	136	2,629
Marathon Oil Corp.	60	667
Marathon Petroleum Corp.	37	1,941
Newfield Exploration Co.*	14	366
Noble Energy, Inc.	32	761
Occidental Petroleum Corp.	54	3,224
ONEOK, Inc.	27	1,462
Phillips 66	31	2,598
Pioneer Natural Resources Co.	12	1,556
Range Resources Corp.	13	226
Valero Energy Corp.	32	2,179
Williams Cos., Inc. (The)	59	1,754
		73,293
Personal Products - 0.2%
Coty, Inc., Class A	33	547
Estee Lauder Cos., Inc. (The), Class A	16	1,712
		2,259
Professional Services - 0.4%
Equifax, Inc.	9	1,282
IHS Markit Ltd.*	22	1,030
Nielsen Holdings plc	24	932
Robert Half International, Inc.	9	408
Verisk Analytics, Inc.*	11	892
		4,544
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	21	758

Road & Rail - 1.0%
CSX Corp.	65	3,263
JB Hunt Transport Services, Inc.	6	593
Kansas City Southern	8	828
Norfolk Southern Corp.	21	2,531
Union Pacific Corp.	57	6,002
		13,217
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc.*	55	715
Analog Devices, Inc.	26	2,175
Applied Materials, Inc.	76	3,429
Broadcom Ltd.	28	7,058
Intel Corp.	333	11,678
KLA-Tencor Corp.	11	1,031
Lam Research Corp.	11	1,826
Microchip Technology, Inc.	16	1,389
Micron Technology, Inc.*	74	2,366
NVIDIA Corp.	42	7,117
Qorvo, Inc.*	9	659
QUALCOMM, Inc.	105	5,488
Skyworks Solutions, Inc.	13	1,370
Texas Instruments, Inc.	71	5,880
Xilinx, Inc.	18	1,189
		53,370
Software - 6.0%
Activision Blizzard, Inc.	49	3,212
Adobe Systems, Inc.*	35	5,431
ANSYS, Inc.*	6	773
Autodesk, Inc.*	14	1,602
CA, Inc.	22	730
Citrix Systems, Inc.*	11	860
Electronic Arts, Inc.*	22	2,673
Intuit, Inc.	17	2,405
Microsoft Corp.	547	40,899
Oracle Corp.	213	10,720
Red Hat, Inc.*	13	1,398
salesforce.com, Inc.*	47	4,488
Symantec Corp.	43	1,289
Synopsys, Inc.*	11	885
		77,365
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	5	489
AutoZone, Inc.*	2	1,057
Best Buy Co., Inc.	19	1,031
CarMax, Inc.*	13	873
Foot Locker, Inc.	9	317
Gap, Inc. (The)	16	378
Home Depot, Inc. (The)	85	12,739
L Brands, Inc.	17	616
Lowe’s Cos., Inc.	61	4,507
O’Reilly Automotive, Inc.*	6	1,177
Ross Stores, Inc.	28	1,637
Signet Jewelers Ltd.	5	315
Staples, Inc.	46	470
Tiffany & Co.	8	731
TJX Cos., Inc. (The)	46	3,326
Tractor Supply Co.	9	536
Ulta Beauty, Inc.*	4	884
		31,083
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	369	60,516
Hewlett Packard Enterprise Co.	118	2,131
HP, Inc.	119	2,270
NetApp, Inc.	19	735
Seagate Technology plc	21	662
Western Digital Corp.	21	1,854
Xerox Corp.	15	484
		68,652
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	20	834
Hanesbrands, Inc.	26	631
Michael Kors Holdings Ltd.*	11	464
NIKE, Inc., Class B	94	4,964
PVH Corp.	6	755
Ralph Lauren Corp.	4	352
Under Armour, Inc., Class A*	13	210
Under Armour, Inc., Class C*	13	196
VF Corp.	23	1,446
		9,852
Tobacco - 1.7%
Altria Group, Inc.	137	8,686
Philip Morris International, Inc.	110	12,862
		21,548

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Trading Companies & Distributors - 0.2%
Fastenal Co.	20	854
United Rentals, Inc.*	6	708
WW Grainger, Inc.	4	650
		2,212
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,052

TOTAL COMMON STOCKS (Cost $1,128,098)		1,279,554

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.4%

REPURCHASE AGREEMENT(b) - 0.4%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $5,202 (Cost $5,202)	5,202	5,202

Total Investments - 99.9% (Cost $1,133,300)		1,284,756
Other Assets Less Liabilities - 0.1%		1,109
Net assets - 100.0%		1,285,865

*                           Non-income producing security.

(a)                   Represents less than 0.05% of net assets.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192,980
Aggregate gross unrealized depreciation	(42,278)
Net unrealized appreciation	$150,702
Federal income tax cost	$1,134,054

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 3.3%
Arconic, Inc.	34	866
Boeing Co. (The)	43	10,305
General Dynamics Corp.	22	4,430
L3 Technologies, Inc.	6	1,089
Lockheed Martin Corp.	19	5,802
Northrop Grumman Corp.	13	3,539
Raytheon Co.	22	4,004
Rockwell Collins, Inc.	12	1,572
Textron, Inc.	20	982
TransDigm Group, Inc.	4	1,043
United Technologies Corp.	57	6,824
		40,456
Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	11	777
Expeditors International of Washington, Inc.	14	786
FedEx Corp.	19	4,073
United Parcel Service, Inc., Class B	53	6,061
		11,697
Airlines - 0.7%
Alaska Air Group, Inc.	9	672
American Airlines Group, Inc.	38	1,700
Delta Air Lines, Inc.	56	2,643
Southwest Airlines Co.	46	2,398
United Continental Holdings, Inc.*	22	1,363
		8,776
Auto Components - 0.3%
BorgWarner, Inc.	15	696
Delphi Automotive plc	21	2,024
Goodyear Tire & Rubber Co. (The)	19	576
		3,296
Automobiles - 0.6%
Ford Motor Co.	299	3,298
General Motors Co.	105	3,837
Harley-Davidson, Inc.	13	611
		7,746
Banks - 8.3%
Bank of America Corp.	762	18,204
BB&T Corp.	62	2,858
Citigroup, Inc.	211	14,354
Citizens Financial Group, Inc.	39	1,292
Comerica, Inc.	14	956
Fifth Third Bancorp	57	1,489
Huntington Bancshares, Inc.	83	1,045
JPMorgan Chase & Co.	272	24,722
KeyCorp	84	1,446
M&T Bank Corp.	12	1,774
People’s United Financial, Inc.	26	434
PNC Financial Services Group, Inc. (The)	37	4,640
Regions Financial Corp.	92	1,298
SunTrust Banks, Inc.	37	2,039
US Bancorp	121	6,201
Wells Fargo & Co.	344	17,568
Zions Bancorp	16	699
		101,019
Beverages - 2.8%
Brown-Forman Corp., Class B	14	743
Coca-Cola Co. (The)	294	13,392
Constellation Brands, Inc., Class A	13	2,601
Dr Pepper Snapple Group, Inc.	14	1,275
Molson Coors Brewing Co., Class B	14	1,256
Monster Beverage Corp.*	31	1,730
PepsiCo, Inc.	109	12,615
		33,612
Biotechnology - 4.2%
AbbVie, Inc.	122	9,187
Alexion Pharmaceuticals, Inc.*	17	2,421
Amgen, Inc.	56	9,955
Biogen, Inc.*	16	5,065
Celgene Corp.*	60	8,336
Gilead Sciences, Inc.	100	8,371
Incyte Corp.*	13	1,786
Regeneron Pharmaceuticals, Inc.*	6	2,981
Vertex Pharmaceuticals, Inc.*	19	3,050
		51,152
Building Products - 0.5%
Allegion plc	7	551
AO Smith Corp.	11	613
Fortune Brands Home & Security, Inc.	12	750
Johnson Controls International plc	72	2,850
Masco Corp.	24	883
		5,647
Capital Markets - 3.9%
Affiliated Managers Group, Inc.	4	707
Ameriprise Financial, Inc.	12	1,662
Bank of New York Mellon Corp. (The)	80	4,182
BlackRock, Inc.	9	3,771
CBOE Holdings, Inc.	7	706
Charles Schwab Corp. (The)	93	3,711
CME Group, Inc.	26	3,271
E*TRADE Financial Corp.*	21	861
Franklin Resources, Inc.	26	1,124
Goldman Sachs Group, Inc. (The)	28	6,265
Intercontinental Exchange, Inc.	45	2,910
Invesco Ltd.	31	1,016
Moody’s Corp.	13	1,742
Morgan Stanley	109	4,960
Nasdaq, Inc.	9	678
Northern Trust Corp.	17	1,505
Raymond James Financial, Inc.	10	783
S&P Global, Inc.	20	3,087
State Street Corp.	27	2,497
T. Rowe Price Group, Inc.	18	1,519
		46,957
Chemicals - 2.8%
Air Products & Chemicals, Inc.	17	2,471
Albemarle Corp.	8	930
CF Industries Holdings, Inc.	18	522
Dow Chemical Co. (The)	171	11,397
Eastman Chemical Co.	11	948
Ecolab, Inc.	20	2,666
FMC Corp.	10	862
International Flavors & Fragrances, Inc.	6	821
LyondellBasell Industries NV, Class A	25	2,265
Monsanto Co.	34	3,985
Mosaic Co. (The)	27	540
PPG Industries, Inc.	20	2,086
Praxair, Inc.	22	2,894
Sherwin-Williams Co. (The)	6	2,036
		34,423
Commercial Services & Supplies - 0.4%
Cintas Corp.	7	945
Republic Services, Inc.	18	1,174
Stericycle, Inc.*	7	503
Waste Management, Inc.	31	2,391
		5,013
Construction & Engineering - 0.1%
Fluor Corp.	11	424
Jacobs Engineering Group, Inc.	9	491
Quanta Services, Inc.*	11	395
		1,310
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	5	1,060

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Vulcan Materials Co.	10	1,213
		2,273
Consumer Finance - 1.0%
American Express Co.	57	4,908
Capital One Financial Corp.	37	2,946
Discover Financial Services	29	1,709
Navient Corp.	22	290
Synchrony Financial	59	1,817
		11,670
Containers & Packaging - 0.5%
Avery Dennison Corp.	7	660
Ball Corp.	27	1,080
International Paper Co.	32	1,724
Packaging Corp. of America	7	787
Sealed Air Corp.	15	665
WestRock Co.	19	1,081
		5,997
Distributors - 0.1%
Genuine Parts Co.	11	911
LKQ Corp.*	24	832
		1,743
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	16	428

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc., Class B*	145	26,268
Leucadia National Corp.	25	592
		26,860
Electric Utilities - 2.8%
Alliant Energy Corp.	17	727
American Electric Power Co., Inc.	38	2,798
Duke Energy Corp.	54	4,714
Edison International	25	2,004
Entergy Corp.	14	1,108
Eversource Energy	24	1,512
Exelon Corp.	71	2,689
FirstEnergy Corp.	34	1,108
NextEra Energy, Inc.	36	5,418
PG&E Corp.	39	2,745
Pinnacle West Capital Corp.	9	810
PPL Corp.	52	2,040
Southern Co. (The)	76	3,668
Xcel Energy, Inc.	39	1,931
		33,272
Electrical Equipment - 0.7%
Acuity Brands, Inc.	3	530
AMETEK, Inc.	18	1,138
Eaton Corp. plc	34	2,440
Emerson Electric Co.	49	2,893
Rockwell Automation, Inc.	10	1,641
		8,642
Energy Equipment & Services - 1.0%
Baker Hughes a GE Co.	33	1,119
Halliburton Co.	66	2,572
Helmerich & Payne, Inc.	8	339
National Oilwell Varco, Inc.	29	889
Schlumberger Ltd.	106	6,732
TechnipFMC plc*	36	930
		12,581
Equity Real Estate Investment Trusts (REITs) - 4.1%
Alexandria Real Estate Equities, Inc.	7	849
American Tower Corp.	33	4,886
Apartment Investment & Management Co., Class A	12	544
AvalonBay Communities, Inc.	11	2,065
Boston Properties, Inc.	12	1,447
Crown Castle International Corp.	31	3,362
Digital Realty Trust, Inc.	12	1,420
Duke Realty Corp.	27	802
Equinix, Inc.	6	2,810
Equity Residential	28	1,880
Essex Property Trust, Inc.	5	1,330
Extra Space Storage, Inc.	10	776
Federal Realty Investment Trust	6	762
GGP, Inc.	45	934
HCP, Inc.	36	1,073
Host Hotels & Resorts, Inc.	57	1,033
Iron Mountain, Inc.	19	749
Kimco Realty Corp.	33	648
Macerich Co. (The)	9	475
Mid-America Apartment Communities, Inc.	9	958
Prologis, Inc.	41	2,598
Public Storage	11	2,259
Realty Income Corp.	21	1,209
Regency Centers Corp.	11	708
SBA Communications Corp.*	9	1,382
Simon Property Group, Inc.	24	3,764
SL Green Realty Corp.	8	771
UDR, Inc.	20	776
Ventas, Inc.	27	1,848
Vornado Realty Trust	13	968
Welltower, Inc.	28	2,050
Weyerhaeuser Co.	58	1,891
		49,027
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	34	5,329
CVS Health Corp.	78	6,033
Kroger Co. (The)	70	1,531
Sysco Corp.	38	2,001
Walgreens Boots Alliance, Inc.	65	5,297
Wal-Mart Stores, Inc.	113	8,822
		29,013
Food Products - 1.7%
Archer-Daniels-Midland Co.	44	1,818
Campbell Soup Co.	15	693
Conagra Brands, Inc.	31	1,006
General Mills, Inc.	44	2,343
Hershey Co. (The)	11	1,154
Hormel Foods Corp.	21	646
JM Smucker Co. (The)	9	943
Kellogg Co.	19	1,244
Kraft Heinz Co. (The)	46	3,714
McCormick & Co., Inc. (Non-Voting)	9	856
Mondelez International, Inc., Class A	116	4,717
Tyson Foods, Inc., Class A	22	1,393
		20,527
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	133	6,775
Align Technology, Inc.*	6	1,060
Baxter International, Inc.	37	2,296
Becton Dickinson and Co.	17	3,390
Boston Scientific Corp.*	105	2,893
Cooper Cos., Inc. (The)	4	1,003
CR Bard, Inc.	6	1,925
Danaher Corp.	47	3,921
DENTSPLY SIRONA, Inc.	18	1,018
Edwards Lifesciences Corp.*	16	1,819
Hologic, Inc.*	21	811
IDEXX Laboratories, Inc.*	7	1,088
Intuitive Surgical, Inc.*	3	3,014
Medtronic plc	105	8,465
ResMed, Inc.	11	853
Stryker Corp.	24	3,393
Varian Medical Systems, Inc.*	7	744
Zimmer Biomet Holdings, Inc.	15	1,714
		46,182
Health Care Providers & Services - 3.8%
Aetna, Inc.	25	3,942
AmerisourceBergen Corp.	13	1,043
Anthem, Inc.	20	3,921
Cardinal Health, Inc.	24	1,619

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Centene Corp.*	13	1,155
Cigna Corp.	20	3,641
DaVita, Inc.*	12	703
Envision Healthcare Corp.*	9	472
Express Scripts Holding Co.*	45	2,827
HCA Healthcare, Inc.*	22	1,730
Henry Schein, Inc.*	6	1,042
Humana, Inc.	11	2,834
Laboratory Corp. of America Holdings*	8	1,255
McKesson Corp.	16	2,389
Patterson Cos., Inc.	6	231
Quest Diagnostics, Inc.	10	1,083
UnitedHealth Group, Inc.	74	14,719
Universal Health Services, Inc., Class B	7	757
		45,363
Health Care Technology - 0.1%
Cerner Corp.*	23	1,559

Hotels, Restaurants & Leisure - 2.4%
Carnival Corp.	32	2,223
Chipotle Mexican Grill, Inc.*	2	633
Darden Restaurants, Inc.	10	821
Hilton Worldwide Holdings, Inc.	16	1,029
Marriott International, Inc., Class A	24	2,486
McDonald’s Corp.	62	9,918
MGM Resorts International	37	1,220
Royal Caribbean Cruises Ltd.	13	1,618
Starbucks Corp.	111	6,090
Wyndham Worldwide Corp.	8	797
Wynn Resorts Ltd.	6	834
Yum Brands, Inc.	25	1,921
		29,590
Household Durables - 0.6%
DR Horton, Inc.	26	940
Garmin Ltd.	9	463
Leggett & Platt, Inc.	10	460
Lennar Corp., Class A	16	828
Mohawk Industries, Inc.*	5	1,266
Newell Brands, Inc.	37	1,786
PulteGroup, Inc.	22	568
Whirlpool Corp.	6	1,030
		7,341
Household Products - 2.4%
Church & Dwight Co., Inc.	19	953
Clorox Co. (The)	10	1,385
Colgate-Palmolive Co.	68	4,872
Kimberly-Clark Corp.	27	3,329
Procter & Gamble Co. (The)	196	18,085
		28,624
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	51	563
NRG Energy, Inc.	24	598
		1,161
Industrial Conglomerates - 2.9%
3M Co.	46	9,399
General Electric Co.	667	16,375
Honeywell International, Inc.	58	8,019
Roper Technologies, Inc.	8	1,845
		35,638
Insurance - 3.6%
Aflac, Inc.	30	2,476
Allstate Corp. (The)	28	2,534
American International Group, Inc.	67	4,052
Aon plc	20	2,783
Arthur J Gallagher & Co.	14	811
Assurant, Inc.	4	379
Brighthouse Financial, Inc.*	8	456
Chubb Ltd.	36	5,091
Cincinnati Financial Corp.	11	845
Everest Re Group Ltd.	3	757
Hartford Financial Services Group, Inc. (The)	28	1,514
Lincoln National Corp.	17	1,154
Loews Corp.	21	978
Marsh & McLennan Cos., Inc.	39	3,045
MetLife, Inc.	83	3,887
Principal Financial Group, Inc.	21	1,313
Progressive Corp. (The)	44	2,045
Prudential Financial, Inc.	33	3,369
Torchmark Corp.	8	616
Travelers Cos., Inc. (The)	21	2,545
Unum Group	17	819
Willis Towers Watson plc	10	1,485
XL Group Ltd.	20	819
		43,773
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc.*	30	29,418
Expedia, Inc.	9	1,335
Netflix, Inc.*	33	5,766
Priceline Group, Inc. (The)*	4	7,408
TripAdvisor, Inc.*	8	342
		44,269
Leisure Products - 0.1%
Hasbro, Inc.	9	884
Mattel, Inc.	26	422
		1,306
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	25	1,618
Illumina, Inc.*	11	2,249
Mettler-Toledo International, Inc.*	2	1,210
PerkinElmer, Inc.	8	536
Quintiles IMS Holdings, Inc.*	11	1,057
Thermo Fisher Scientific, Inc.	30	5,614
Waters Corp.*	6	1,101
		13,385
Machinery - 2.1%
Caterpillar, Inc.	45	5,287
Cummins, Inc.	12	1,913
Deere & Co.	23	2,666
Dover Corp.	12	1,018
Flowserve Corp.	10	393
Fortive Corp.	23	1,494
Illinois Tool Works, Inc.	24	3,300
Ingersoll-Rand plc	20	1,708
PACCAR, Inc.	27	1,791
Parker-Hannifin Corp.	10	1,609
Pentair plc	13	807
Snap-on, Inc.	4	590
Stanley Black & Decker, Inc.	12	1,728
Xylem, Inc.	14	869
		25,173
Media - 4.1%
CBS Corp. (Non-Voting), Class B	28	1,794
Charter Communications, Inc., Class A*	17	6,775
Comcast Corp., Class A	362	14,701
Discovery Communications, Inc., Class A*	12	266
Discovery Communications, Inc., Class C*	16	336
DISH Network Corp., Class A*	17	974
Interpublic Group of Cos., Inc. (The)	30	604
News Corp., Class A	29	388
News Corp., Class B	9	123
Omnicom Group, Inc.	18	1,303
Scripps Networks Interactive, Inc., Class A	7	599
Time Warner, Inc.	59	5,965
Twenty-First Century Fox, Inc., Class A	81	2,235

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Twenty-First Century Fox, Inc., Class B	37	1,003
Viacom, Inc., Class B	27	772
Walt Disney Co. (The)	111	11,233
		49,071
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.*	102	1,507
Newmont Mining Corp.	41	1,572
Nucor Corp.	24	1,323
		4,402
Multiline Retail - 0.5%
Dollar General Corp.	19	1,379
Dollar Tree, Inc.*	18	1,433
Kohl’s Corp.	13	517
Macy’s, Inc.	23	478
Nordstrom, Inc.	9	402
Target Corp.	42	2,290
		6,499
Multi-Utilities - 1.4%
Ameren Corp.	19	1,140
CenterPoint Energy, Inc.	33	977
CMS Energy Corp.	21	1,019
Consolidated Edison, Inc.	23	1,938
Dominion Energy, Inc.	48	3,781
DTE Energy Co.	14	1,573
NiSource, Inc.	25	672
Public Service Enterprise Group, Inc.	39	1,827
SCANA Corp.	11	664
Sempra Energy	19	2,241
WEC Energy Group, Inc.	24	1,565
		17,397
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	43	1,760
Andeavor	12	1,202
Apache Corp.	29	1,126
Cabot Oil & Gas Corp.	36	920
Chesapeake Energy Corp.*	58	211
Chevron Corp.	145	15,605
Cimarex Energy Co.	7	698
Concho Resources, Inc.*	11	1,221
ConocoPhillips	95	4,148
Devon Energy Corp.	40	1,256
EOG Resources, Inc.	44	3,740
EQT Corp.	13	810
Exxon Mobil Corp.	324	24,731
Hess Corp.	21	817
Kinder Morgan, Inc.	147	2,841
Marathon Oil Corp.	65	723
Marathon Petroleum Corp.	40	2,098
Newfield Exploration Co.*	15	392
Noble Energy, Inc.	35	832
Occidental Petroleum Corp.	59	3,522
ONEOK, Inc.	29	1,571
Phillips 66	34	2,849
Pioneer Natural Resources Co.	13	1,685
Range Resources Corp.	14	243
Valero Energy Corp.	34	2,315
Williams Cos., Inc. (The)	63	1,873
		79,189
Personal Products - 0.2%
Coty, Inc., Class A	36	597
Estee Lauder Cos., Inc. (The), Class A	17	1,819
		2,416
Pharmaceuticals - 6.6%
Allergan plc	26	5,966
Bristol-Myers Squibb Co.	126	7,621
Eli Lilly & Co.	74	6,015
Johnson & Johnson	206	27,268
Merck & Co., Inc.	209	13,347
Mylan NV*	35	1,102
Perrigo Co. plc	11	869
Pfizer, Inc.	457	15,501
Zoetis, Inc.	38	2,383
		80,072
Professional Services - 0.4%
Equifax, Inc.	9	1,282
IHS Markit Ltd.*	24	1,124
Nielsen Holdings plc	26	1,010
Robert Half International, Inc.	10	453
Verisk Analytics, Inc.*	12	973
		4,842
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	23	830

Road & Rail - 1.2%
CSX Corp.	71	3,564
JB Hunt Transport Services, Inc.	7	692
Kansas City Southern	8	828
Norfolk Southern Corp.	22	2,651
Union Pacific Corp.	62	6,529
		14,264
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	6	587
AutoZone, Inc.*	2	1,057
Best Buy Co., Inc.	20	1,085
CarMax, Inc.*	14	940
Foot Locker, Inc.	10	352
Gap, Inc. (The)	17	402
Home Depot, Inc. (The)	92	13,788
L Brands, Inc.	18	652
Lowe’s Cos., Inc.	66	4,877
O’Reilly Automotive, Inc.*	7	1,373
Ross Stores, Inc.	30	1,754
Signet Jewelers Ltd.	5	315
Staples, Inc.	50	511
Tiffany & Co.	8	731
TJX Cos., Inc. (The)	49	3,543
Tractor Supply Co.	10	595
Ulta Beauty, Inc.*	4	884
		33,446
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	22	917
Hanesbrands, Inc.	28	679
Michael Kors Holdings Ltd.*	12	507
NIKE, Inc., Class B	101	5,334
PVH Corp.	6	755
Ralph Lauren Corp.	4	352
Under Armour, Inc., Class A*	14	226
Under Armour, Inc., Class C*	14	211
VF Corp.	25	1,572
		10,553
Tobacco - 1.9%
Altria Group, Inc.	148	9,383
Philip Morris International, Inc.	119	13,915
		23,298
Trading Companies & Distributors - 0.2%
Fastenal Co.	22	939
United Rentals, Inc.*	6	708
WW Grainger, Inc.	4	650
		2,297
Water Utilities - 0.1%
American Water Works Co., Inc.	14	1,133

TOTAL COMMON STOCKS (Cost $1,122,236)		1,206,210

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 0.3%

REPURCHASE AGREEMENT(b) - 0.3%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $3,287 (Cost $3,287)	3,287	3,287

Total Investments - 99.9% (Cost $1,125,523)		1,209,497
Other Assets Less Liabilities - 0.1%		1,191
Net assets - 100.0%		1,210,688

*                           Non-income producing security.

(a)                   Represents less than 0.05% of net assets.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,460
Aggregate gross unrealized depreciation	(60,190)
Net unrealized appreciation	$83,270
Federal income tax cost	$1,126,227

See accompanying notes to schedules of portfolio investments.

Hedged FTSE Europe ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.6%

Aerospace & Defense - 1.7%
Airbus SE	298	25,017
BAE Systems plc	1,736	13,589
Cobham plc	1,414	2,502
Dassault Aviation SA	1	1,526
Leonardo SpA	206	3,480
Meggitt plc	421	2,810
MTU Aero Engines AG	31	4,334
Rolls-Royce Holdings plc*	906	10,670
Safran SA	161	15,617
Thales SA	56	6,192
Zodiac Aerospace	117	3,381
		89,118
Air Freight & Logistics - 0.6%
Bollore SA	531	2,463
bpost SA	53	1,478
Deutsche Post AG (Registered)	532	22,039
Royal Mail plc	525	2,667
		28,647
Airlines - 0.2%
Deutsche Lufthansa AG (Registered)	126	3,156
easyJet plc	126	1,942
International Consolidated Airlines Group SA	584	4,602
		9,700
Auto Components - 0.9%
Cie Generale des Etablissements Michelin	98	13,341
Cie Plastic Omnium SA	32	1,211
Continental AG	61	13,747
Faurecia	39	2,265
GKN plc	986	4,051
Hella KGaA Hueck & Co.	26	1,434
Nokian Renkaat OYJ	72	3,040
Valeo SA	130	8,683
		47,772
Automobiles - 2.2%
Bayerische Motoren Werke AG	179	16,599
Bayerische Motoren Werke AG (Preference)	30	2,486
Daimler AG (Registered)	526	38,291
Ferrari NV	71	8,112
Fiat Chrysler Automobiles NV*	627	9,430
Peugeot SA	236	4,976
Porsche Automobil Holding SE (Preference)	92	5,208
Renault SA	99	8,751
Volkswagen AG	16	2,466
Volkswagen AG (Preference)	100	14,903
		111,222
Banks - 11.8%
ABN AMRO Group NV, CVA(a)	194	5,429
Allied Irish Banks plc(a)	379	2,256
Banco Bilbao Vizcaya Argentaria SA	3,635	32,075
Banco de Sabadell SA	2,959	6,498
Banco Santander SA	8,617	55,926
Bank of Ireland Group plc	549	4,569
Bankia SA	622	3,024
Bankinter SA	413	3,933
Banque Cantonale Vaudoise (Registered)	2	1,441
Barclays plc	9,264	22,812
BNP Paribas SA	589	44,754
CaixaBank SA	2,030	10,470
Commerzbank AG*	568	7,050
Credit Agricole SA	635	11,181
CYBG plc*	455	1,701
Danske Bank A/S	362	14,050
DNB ASA	587	11,431
Erste Group Bank AG*	131	5,528
FinecoBank Banca Fineco SpA	236	2,024
HSBC Holdings plc	11,029	106,657
ING Groep NV	2,121	37,573
Intesa Sanpaolo SpA	6,735	22,709
Intesa Sanpaolo SpA (Retirement Savings Plan)	503	1,587
Jyske Bank A/S (Registered)	39	2,343
KBC Group NV	143	11,736
Lloyds Banking Group plc	38,929	32,013
Mediobanca SpA	303	3,105
Natixis SA	495	3,712
Nordea Bank AB	1,771	23,792
Raiffeisen Bank International AG*	79	2,588
Royal Bank of Scotland Group plc*	1,853	6,015
Skandinaviska Enskilda Banken AB, Class A	789	10,252
Skandinaviska Enskilda Banken AB, Class C	7	89
Societe Generale SA	400	22,366
Standard Chartered plc*	1,470	14,585
Svenska Handelsbanken AB, Class A	797	11,899
Svenska Handelsbanken AB, Class B	24	359
Swedbank AB, Class A	572	15,441
UniCredit SpA*	1,216	24,707
Unione di Banche Italiane SpA	482	2,222
		601,902
Beverages - 2.7%
Anheuser-Busch InBev SA/NV	411	48,629
Carlsberg A/S, Class B	52	5,960
Coca-Cola HBC AG*	105	3,577
Davide Campari-Milano SpA	305	2,205
Diageo plc	1,348	45,022
Heineken Holding NV	53	5,226
Heineken NV	116	12,154
Pernod Ricard SA	115	15,696
Remy Cointreau SA	15	1,711
		140,180
Biotechnology - 0.8%
Genmab A/S*	32	7,458
Grifols SA	180	5,082
Grifols SA (Preference), Class B	139	2,849
Idorsia Ltd.*	56	1,020
Shire plc	486	24,007
		40,416
Building Products - 0.8%
Assa Abloy AB, Class B	510	11,011
Cie de Saint-Gobain	276	15,119
Geberit AG (Registered)	21	9,573
Kingspan Group plc	84	3,246
		38,949
Capital Markets - 2.4%
3i Group plc	552	6,896
Amundi SA(a)	30	2,306
Ashmore Group plc	257	1,220
Credit Suisse Group AG (Registered)*	1,343	19,705
Deutsche Bank AG (Registered)	1,148	18,385
Deutsche Boerse AG	102	10,889
Hargreaves Lansdown plc	145	2,616
Investec plc	377	2,866
Julius Baer Group Ltd.*	118	6,581
London Stock Exchange Group plc	177	9,009
Melker Schorling AB	7	451
Partners Group Holding AG	9	5,825
Schroders plc	67	2,908
UBS Group AG (Registered)*	1,896	31,172
		120,829
Chemicals - 3.9%
Air Liquide SA	208	25,360
Akzo Nobel NV	143	13,057

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Arkema SA	43	4,666
BASF SE	499	48,274
Chr Hansen Holding A/S	48	4,124
Clariant AG (Registered)*	164	3,949
Covestro AG(a)	58	4,552
Croda International plc	74	3,663
EMS-Chemie Holding AG (Registered)	4	2,728
Evonik Industries AG	86	2,784
FUCHS PETROLUB SE	23	1,114
FUCHS PETROLUB SE (Preference)	38	2,110
Givaudan SA (Registered)	5	10,198
Johnson Matthey plc	110	3,918
K+S AG (Registered)	105	2,499
Koninklijke DSM NV	102	7,728
LANXESS AG	54	4,022
Linde AG	101	19,339
Novozymes A/S, Class B	119	6,045
Sika AG	1	7,076
Solvay SA	39	5,650
Symrise AG	70	5,110
Umicore SA	56	4,178
Wacker Chemie AG	10	1,280
Yara International ASA	105	4,282
		197,706
Commercial Services & Supplies - 0.4%
Aggreko plc	130	1,509
Babcock International Group plc	137	1,434
Edenred	136	3,674
G4S plc	842	3,076
ISS A/S	110	4,275
Rentokil Initial plc	1,039	4,077
Securitas AB, Class B	168	2,757
Societe BIC SA	15	1,800
		22,602
Communications Equipment - 0.6%
Nokia OYJ	3,191	19,747
Telefonaktiebolaget LM Ericsson, Class B	1,647	9,639
		29,386
Construction & Engineering - 1.0%
ACS Actividades de Construccion y Servicios SA	139	5,249
Boskalis Westminster	44	1,436
Bouygues SA	117	5,299
Eiffage SA	41	4,231
Ferrovial SA	276	6,282
HOCHTIEF AG	12	2,112
OCI NV*	55	1,042
Skanska AB, Class B	216	4,873
Vinci SA	253	23,266
		53,790
Construction Materials - 0.8%
Buzzi Unicem SpA	38	929
Buzzi Unicem SpA (Retirement Savings Plan)	15	203
CRH plc	466	16,303
HeidelbergCement AG	85	8,150
Imerys SA	25	2,196
LafargeHolcim Ltd. (Registered)*	268	15,715
		43,496
Consumer Finance - 0.0%(b)
Provident Financial plc	85	967

Containers & Packaging - 0.2%
DS Smith plc	539	3,457
Huhtamaki OYJ	63	2,448
RPC Group plc	237	2,831
Smurfit Kappa Group plc	131	3,987
		12,723
Distributors - 0.0%(b)
Inchcape plc	235	2,521

Diversified Financial Services - 0.8%
Ackermans & van Haaren NV	7	1,175
Banca Mediolanum SpA	170	1,435
Corp. Financiera Alba SA	12	718
Eurazeo SA	22	1,818
EXOR NV	58	3,717
Groupe Bruxelles Lambert SA	40	4,066
Industrivarden AB, Class A	127	3,170
Industrivarden AB, Class C	89	2,105
Investment AB Latour, Class B	78	989
Investor AB, Class B	247	11,535
Kinnevik AB, Class B	131	3,936
L E Lundbergforetagen AB, Class B	18	1,392
Pargesa Holding SA	19	1,536
Sofina SA	8	1,162
Wendel SA	17	2,691
		41,445
Diversified Telecommunication Services - 3.1%
BT Group plc	4,669	17,601
Deutsche Telekom AG (Registered)	1,730	31,181
Elisa OYJ	74	3,229
Iliad SA	14	3,611
Inmarsat plc	259	2,443
Koninklijke KPN NV	1,788	6,316
Orange SA	1,045	17,735
Proximus SADP	77	2,711
SFR Group SA*	47	1,922
Swisscom AG (Registered)	13	6,542
TDC A/S	435	2,588
Telecom Italia SpA*	6,227	5,956
Telecom Italia SpA (Retirement Savings Plan)	3,269	2,536
Telefonica Deutschland Holding AG	369	1,994
Telefonica SA	2,365	25,472
Telekom Austria AG*	46	442
Telenor ASA	371	7,492
Telia Co. AB	1,496	7,125
Vivendi SA	604	13,841
		160,737
Electric Utilities - 1.8%
Acciona SA	17	1,451
DONG Energy A/S(a)	85	4,419
EDP - Energias de Portugal SA	1,342	5,145
Electricite de France SA	227	2,402
Endesa SA	190	4,578
Enel SpA	4,243	25,651
Fortum OYJ	265	4,751
Iberdrola SA	3,096	25,254
Red Electrica Corp. SA	258	5,787
SSE plc	552	10,136
Terna Rete Elettrica Nazionale SpA	854	5,036
		94,610
Electrical Equipment - 1.6%
ABB Ltd. (Registered)	1,053	24,325
Legrand SA	152	10,640
Melrose Industries plc	1,061	3,008
OSRAM Licht AG	45	3,690
Prysmian SpA	127	3,989
Schneider Electric SE*	289	23,272
Siemens Gamesa Renewable Energy SA	122	1,820
Vestas Wind Systems A/S	118	10,733
		81,477
Electronic Equipment, Instruments & Components - 0.3%
Halma plc	216	3,042
Hexagon AB, Class B	146	7,154
Ingenico Group SA	30	2,975
		13,171

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Energy Equipment & Services - 0.3%
John Wood Group plc	197	1,437
Petrofac Ltd.	141	760
Saipem SpA*	309	1,146
TechnipFMC plc*	250	6,402
Tenaris SA	282	3,765
		13,510
Equity Real Estate Investment Trusts (REITs) - 1.0%
British Land Co. plc (The)	588	4,633
Derwent London plc	53	1,901
Fonciere Des Regions	20	1,975
Gecina SA	23	3,580
Hammerson plc	452	3,267
ICADE	19	1,687
Intu Properties plc	501	1,606
Klepierre SA	117	4,709
Land Securities Group plc	449	5,844
Merlin Properties Socimi SA	188	2,587
Segro plc	588	4,076
Unibail-Rodamco SE	54	13,710
		49,575
Food & Staples Retailing - 1.0%
Booker Group plc	892	2,299
Carrefour SA	292	5,881
Casino Guichard Perrachon SA	30	1,704
Colruyt SA	40	2,220
Distribuidora Internacional de Alimentacion SA	323	2,041
ICA Gruppen AB	50	1,991
J Sainsbury plc	962	2,920
Jeronimo Martins SGPS SA	132	2,630
Kesko OYJ, Class B	37	1,991
Koninklijke Ahold Delhaize NV	695	12,477
METRO AG*	90	1,757
Tesco plc*	4,654	10,848
Wm Morrison Supermarkets plc	1,243	3,940
		52,699
Food Products - 4.1%
Aryzta AG*	45	1,415
Associated British Foods plc	197	8,433
Barry Callebaut AG (Registered)*	1	1,436
Chocoladefabriken Lindt & Spruengli AG, Class PC	1	5,723
Danone SA	311	24,459
Glanbia plc	98	1,831
Kerry Group plc, Class A	84	7,813
Marine Harvest ASA*	224	4,437
Nestle SA (Registered)	1,692	143,230
Orkla ASA	468	4,791
Parmalat SpA	194	710
Suedzucker AG	52	1,104
Tate & Lyle plc	253	2,228
		207,610
Gas Utilities - 0.1%
Gas Natural SDG SA	184	4,467
Italgas SpA	296	1,670
		6,137
Health Care Equipment & Supplies - 1.0%
BioMerieux	9	2,200
Coloplast A/S, Class B	77	6,296
ConvaTec Group plc*(a)	763	2,821
Essilor International SA	111	13,995
Getinge AB, Class B	101	1,873
Sartorius AG (Preference)	20	1,984
Sartorius Stedim Biotech	15	1,098
Smith & Nephew plc	505	9,091
Sonova Holding AG (Registered)	31	5,229
Straumann Holding AG (Registered)	5	3,197
William Demant Holding A/S*	67	1,770
		49,554
Health Care Providers & Services - 0.7%
Fresenius Medical Care AG & Co. KGaA	118	11,013
Fresenius SE & Co. KGaA	221	18,678
Mediclinic International plc	228	2,246
Orpea	23	2,784
		34,721
Hotels, Restaurants & Leisure - 1.1%
Accor SA	98	4,532
Carnival plc	101	6,995
Compass Group plc	862	18,349
InterContinental Hotels Group plc	109	5,416
Merlin Entertainments plc(a)	384	2,283
Paddy Power Betfair plc	49	4,303
Sodexo SA	50	5,827
TUI AG	242	4,079
Whitbread plc	106	5,133
William Hill plc	480	1,532
		58,449
Household Durables - 0.6%
Barratt Developments plc	574	4,619
Bellway plc	71	2,930
Berkeley Group Holdings plc	72	3,471
Electrolux AB, Series B	133	4,829
Husqvarna AB, Class B	202	2,035
Persimmon plc	175	5,996
SEB SA	15	2,721
Taylor Wimpey plc	1,851	4,782
		31,383
Household Products - 1.3%
Essity AB, Class B*	323	8,955
Henkel AG & Co. KGaA	66	7,980
Henkel AG & Co. KGaA (Preference)	95	12,712
Reckitt Benckiser Group plc	340	32,122
Svenska Cellulosa AB SCA, Class B	341	2,839
		64,608
Independent Power and Renewable Electricity Producers - 0.1%
EDP Renovaveis SA	133	1,087
Uniper SE	104	2,586
		3,673
Industrial Conglomerates - 1.6%
DCC plc	51	4,630
Koninklijke Philips NV	504	19,043
Siemens AG (Registered)	415	54,174
Smiths Group plc	225	4,479
		82,326
Insurance - 6.0%
Admiral Group plc	115	2,861
Aegon NV	1,019	5,810
Ageas	116	5,380
Allianz SE (Registered)	248	52,999
Assicurazioni Generali SpA	727	13,000
Aviva plc	2,214	14,906
AXA SA	1,032	29,907
Baloise Holding AG (Registered)	26	4,131
CNP Assurances	89	2,063
Direct Line Insurance Group plc	790	3,869
Euler Hermes Group	8	949
Gjensidige Forsikring ASA	91	1,588
Hannover Rueck SE	36	4,357
Helvetia Holding AG (Registered)	3	1,715
Legal & General Group plc	3,227	10,820
Mapfre SA	544	1,923
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	75	15,462
NN Group NV	195	7,728
Old Mutual plc	2,695	7,206
Poste Italiane SpA(a)	255	1,851
Prudential plc	1,411	33,008
RSA Insurance Group plc	583	5,007

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Sampo OYJ, Class A	241	12,705
SCOR SE	86	3,599
St James’s Place plc	298	4,427
Standard Life Aberdeen plc	1,525	8,443
Swiss Life Holding AG (Registered)*	19	6,785
Swiss Re AG	172	15,544
Talanx AG	25	1,033
Tryg A/S	55	1,270
UnipolSai Assicurazioni SpA	552	1,252
Vienna Insurance Group AG Wiener Versicherung Gruppe	26	767
Zurich Insurance Group AG	82	24,481
		306,846
Internet & Direct Marketing Retail - 0.1%
Zalando SE*(a)	57	2,696

Internet Software & Services - 0.2%
Auto Trader Group plc(a)	556	2,532
Just Eat plc*	334	2,866
Rightmove plc	51	2,709
United Internet AG (Registered)	63	3,734
		11,841
IT Services - 0.8%
Amadeus IT Group SA	226	13,991
Atos SE	50	7,704
Capgemini SE	88	9,743
Wirecard AG	63	5,364
Worldpay Group plc(a)	1,069	5,744
		42,546
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SE	5	2,854
Lonza Group AG (Registered)*	40	10,106
QIAGEN NV*	130	4,166
		17,126
Machinery - 2.2%
Alfa Laval AB	185	4,185
Alstom SA	83	2,948
ANDRITZ AG	40	2,174
Atlas Copco AB, Class A	343	13,423
Atlas Copco AB, Class B	213	7,591
CNH Industrial NV	555	6,288
GEA Group AG	103	4,531
IMI plc	148	2,165
KION Group AG	35	3,188
Kone OYJ, Class B	217	11,759
MAN SE	19	2,130
Metso OYJ	68	2,251
Rational AG	2	1,297
Sandvik AB	605	9,983
Schindler Holding AG	22	4,702
Schindler Holding AG (Registered)	12	2,516
SKF AB, Class B	227	4,530
Sulzer AG (Registered)	7	772
Trelleborg AB, Class B	133	3,164
Volvo AB, Class B	852	14,530
Wartsila OYJ Abp	84	5,787
Weir Group plc (The)	130	3,007
Zardoya Otis SA	117	1,205
		114,126
Marine - 0.3%
AP Moller - Maersk A/S, Class A	2	3,910
AP Moller - Maersk A/S, Class B	4	8,235
Kuehne + Nagel International AG (Registered)	27	4,880
		17,025
Media - 1.5%
Altice NV, Class A*	351	8,083
Altice NV, Class B*	49	1,132
Axel Springer SE	30	1,855
Daily Mail & General Trust plc, Class A	143	1,149
Eutelsat Communications SA	103	2,990
GEDI Gruppo Editoriale SpA*	30	26
Informa plc	487	4,333
ITV plc	2,150	4,394
JCDecaux SA	36	1,177
Lagardere SCA	61	1,957
Mediaset Espana Comunicacion SA	104	1,204
Mediaset SpA*	209	771
Pearson plc	473	3,697
ProSiebenSat.1 Media SE	136	4,556
Publicis Groupe SA	115	7,752
RTL Group SA	19	1,440
Schibsted ASA, Class A	54	1,308
Schibsted ASA, Class B	48	1,098
SES SA, FDR	192	4,384
Sky plc	600	7,391
Telenet Group Holding NV*	32	2,164
WPP plc	675	12,351
		75,212
Metals & Mining - 2.7%
Acerinox SA	90	1,282
Anglo American plc	622	11,241
Antofagasta plc	192	2,561
ArcelorMittal*	335	8,937
BHP Billiton plc	1,134	21,575
Boliden AB	164	5,729
Fresnillo plc	93	1,936
Glencore plc*	6,358	29,452
Norsk Hydro ASA	802	5,773
Polymetal International plc	138	1,573
Randgold Resources Ltd.	53	5,402
Rio Tinto plc	657	31,717
thyssenkrupp AG	241	7,218
voestalpine AG	62	3,213
		137,609
Multiline Retail - 0.2%
Marks & Spencer Group plc	934	3,846
Next plc	82	4,363
		8,209
Multi-Utilities - 1.6%
Centrica plc	3,158	8,134
E.ON SE	1,165	13,151
Engie SA	844	14,068
Innogy SE(a)	72	3,169
National Grid plc	1,876	23,562
RWE AG*	279	6,951
RWE AG (Preference) (Non-Voting)	22	405
Suez	201	3,808
Veolia Environnement SA	267	6,257
		79,505
Oil, Gas & Consumable Fuels - 6.2%
Aker BP ASA	52	949
BP plc	10,523	60,360
Enagas SA	136	4,003
Eni SpA	1,365	21,373
Galp Energia SGPS SA	310	5,127
Koninklijke Vopak NV	36	1,522
Lundin Petroleum AB*	94	2,014
Neste OYJ	69	3,038
OMV AG	85	4,880
Repsol SA	631	10,825
Royal Dutch Shell plc, Class A	2,455	67,285
Royal Dutch Shell plc, Class B	2,055	57,209
Snam SpA	1,291	6,278
Statoil ASA	537	10,147
TOTAL SA	1,205	62,240
		317,250
Paper & Forest Products - 0.4%
Mondi plc	211	5,745
Stora Enso OYJ, Class R	344	4,515

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
UPM-Kymmene OYJ	304	7,901
		18,161
Personal Products - 2.4%
Beiersdorf AG	56	5,971
L’Oreal SA	131	27,621
Unilever NV, CVA	853	50,717
Unilever plc	653	38,024
		122,333
Pharmaceuticals - 9.5%
AstraZeneca plc	691	40,432
Bayer AG (Registered)	452	57,769
GlaxoSmithKline plc	2,637	52,107
H Lundbeck A/S	39	2,481
Hikma Pharmaceuticals plc	76	1,226
Ipsen SA	20	2,683
Merck KGaA	74	8,117
Novartis AG (Registered)	1,283	108,007
Novo Nordisk A/S, Class B	974	46,396
Orion OYJ, Class B	55	2,601
Recordati SpA	54	2,310
Roche Holding AG	384	97,299
Roche Holding AG - BR	15	3,830
Sanofi	587	56,989
UCB SA	56	3,854
Vifor Pharma AG	26	2,622
		488,723
Professional Services - 1.5%
Adecco Group AG (Registered)*	86	6,220
Bureau Veritas SA	140	3,325
Capita plc	382	3,192
DKSH Holding AG	18	1,472
Experian plc	531	10,633
Intertek Group plc	92	6,058
Randstad Holding NV	66	3,853
RELX NV	505	10,588
RELX plc	600	13,074
SGS SA (Registered)	3	6,690
Teleperformance	31	4,260
Wolters Kluwer NV	157	6,849
		76,214
Real Estate Management & Development - 0.6%
Capital & Counties Properties plc	392	1,370
Deutsche Wohnen SE	197	8,357
Fastighets AB Balder, Class B*	54	1,420
Fastighets AB Balder (Preference)	3	131
LEG Immobilien AG	35	3,533
PSP Swiss Property AG (Registered)	20	1,831
Swiss Prime Site AG (Registered)*	39	3,523
Vonovia SE	267	11,271
		31,436
Road & Rail - 0.1%
DSV A/S	101	7,152

Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV	175	27,151
Infineon Technologies AG	617	14,209
STMicroelectronics NV	341	5,901
		47,261
Software - 1.5%
Dassault Systemes SE	74	7,280
Gemalto NV	44	2,375
Micro Focus International plc	133	3,896
Sage Group plc (The)	620	5,532
SAP SE	496	51,952
Temenos Group AG (Registered)	35	3,445
		74,480
Specialty Retail - 0.9%
CECONOMY AG	90	985
Dixons Carphone plc	573	1,280
Dufry AG (Registered)*	19	2,922
Fielmann AG	17	1,409
GrandVision NV(a)	34	835
Hennes & Mauritz AB, Class B	526	13,287
Industria de Diseno Textil SA	573	21,742
Kingfisher plc	1,310	5,045
		47,505
Textiles, Apparel & Luxury Goods - 2.8%
adidas AG	108	24,210
Burberry Group plc	254	5,882
Christian Dior SE	6	1,850
Cie Financiere Richemont SA (Registered)	278	24,806
Hermes International	17	8,980
HUGO BOSS AG	38	3,213
Kering	40	14,994
Luxottica Group SpA	91	5,231
LVMH Moet Hennessy Louis Vuitton SE	136	35,612
Moncler SpA	88	2,497
Pandora A/S	59	6,262
Salvatore Ferragamo SpA	28	804
Swatch Group AG (The)	17	6,772
Swatch Group AG (The) (Registered)	25	1,934
		143,047
Tobacco - 2.0%
British American Tobacco plc	1,263	78,621
Imperial Brands plc	521	21,486
Swedish Match AB	104	3,703
		103,810
Trading Companies & Distributors - 0.6%
Ashtead Group plc	289	6,193
Brenntag AG	84	4,446
Bunzl plc	191	5,685
Ferguson plc	145	8,600
Howden Joinery Group plc	338	1,855
Rexel SA	164	2,447
Travis Perkins plc	145	2,812
		32,038
Transportation Infrastructure - 0.7%
Abertis Infraestructuras SA	338	6,831
Aena SA(a)	37	7,216
Aeroports de Paris	16	2,851
Atlantia SpA	290	9,309
Flughafen Zurich AG (Registered)	11	2,690
Fraport AG Frankfurt Airport Services Worldwide	20	1,971
Groupe Eurotunnel SE (Registered)	248	2,953
		33,821
Water Utilities - 0.2%
Pennon Group plc	236	2,469
Severn Trent plc	136	3,976
United Utilities Group plc	392	4,597
		11,042
Wireless Telecommunication Services - 0.9%
Tele2 AB, Class B	211	2,453
Vodafone Group plc	14,538	41,474
		43,927

TOTAL COMMON STOCKS (Cost $4,801,226)		5,048,552

	No. of Rights
RIGHT - 0.0%(b)

Health Care Equipment & Supplies - 0.0%(b)
Getinge AB, expiring 9/14/2017* (Cost $—)	101	37

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 0.2%

REPURCHASE AGREEMENT(c) - 0.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $10,137 (Cost $10,137)	10,137	10,137

Total Investments - 98.8% (Cost $4,811,363)		5,058,726
Other Assets Less Liabilities - 1.2%		62,045
Net assets - 100.0%		5,120,771

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         Securities exempt from registration under Rule  144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at August 31, 2017 amounts to $48,109, which represents approximately 0.94% of net assets of the Fund.

(b)   Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$575,560
Aggregate gross unrealized depreciation	(335,887)
Net unrealized appreciation	$239,673
Federal income tax cost	$4,830,424

Forward Currency Contracts

Hedged FTSE Europe ETF had the following open forward currency contracts as of August 31, 2017:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	09/05/17	17,000	$(17,636)	$17,690	$54
U.S. Dollar vs. Danish Krone	Goldman Sachs International	09/05/17	23,000	(3,655)	3,677	22
U.S. Dollar vs. Euro	Goldman Sachs International	09/05/17	56,000	(66,180)	66,578	398
U.S. Dollar vs. British Pound	Goldman Sachs International	09/05/17	1,100,000	(1,417,350)	1,417,405	55
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	09/05/17	10,000	(1,266)	1,285	19
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	09/05/17	50,000	(6,174)	6,284	110
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	09/08/17	(638,000)	664,290	664,015	275
U.S. Dollar vs. Danish Krone	Goldman Sachs International	09/08/17	(912,000)	145,846	145,805	41
U.S. Dollar vs. Euro	Goldman Sachs International	09/08/17	(2,129,000)	2,532,594	2,531,542	1,052
U.S. Dollar vs. British Pound	Goldman Sachs International	09/05/17	(1,130,000)	1,491,436	1,456,061	35,375
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	09/08/17	(402,000)	51,697	51,676	21
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	09/08/17	(1,866,000)	234,589	234,538	51
						$37,473

U.S. Dollar vs. Swiss Franc	Goldman Sachs International	09/05/17	644,000	$(670,414)	$670,135	$(279)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	09/05/17	890,000	(142,305)	142,265	(40)
U.S. Dollar vs. Euro	Goldman Sachs International	09/05/17	2,131,000	(2,534,612)	2,533,546	(1,066)
U.S. Dollar vs. British Pound	Goldman Sachs International	09/05/17	30,000	(39,696)	38,656	(1,040)

See accompanying notes to schedules of portfolio investments.

	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	09/05/17	400,000	$(51,437)	$51,415	$(22)
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	09/05/17	1,860,000	(233,797)	233,746	(51)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	09/05/17	(661,000)	686,661	687,825	(1,164)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	09/05/17	(913,000)	144,994	145,941	(947)
U.S. Dollar vs. Euro	Goldman Sachs International	09/05/17	(2,187,000)	2,582,788	2,600,124	(17,336)
U.S. Dollar vs. British Pound	Goldman Sachs International	09/08/17	(1,109,000)	1,429,078	1,429,135	(57)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	09/05/17	(410,000)	51,940	52,700	(760)
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	09/05/17	(1,910,000)	236,690	240,030	(3,340)
						$(26,102)
						$11,371

Hedged FTSE Europe ETF invested, as a percentage of net assets, in the following countries as of August 31, 2017:

United Kingdom	28.0%
France	15.4%
Germany	14.6%
Switzerland	12.8%
Spain	5.4%
Netherlands	5.3%
Sweden	4.6%
Italy	4.1%
Denmark	2.8%
Belgium	1.8%
Finland	1.7%
Norway	1.0%
Ireland	0.4%
Austria	0.4%
Portugal	0.3%
Other (1)	1.4%
100.0%

(1)   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Hedged FTSE Japan ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 100.0%

Air Freight & Logistics - 0.2%
Yamato Holdings Co. Ltd.	373	7,944

Airlines - 0.2%
ANA Holdings, Inc.	1,252	4,639
Japan Airlines Co. Ltd.	125	4,291
		8,930
Auto Components - 3.2%
Aisin Seiki Co. Ltd.	190	9,547
Bridgestone Corp.	653	27,998
Denso Corp.	510	24,726
Exedy Corp.	40	1,198
Koito Manufacturing Co. Ltd.	122	7,593
NGK Spark Plug Co. Ltd.	204	3,883
NHK Spring Co. Ltd.	177	1,767
Nifco, Inc.	48	2,752
NOK Corp.	131	2,945
Stanley Electric Co. Ltd.	161	5,339
Sumitomo Electric Industries Ltd.	801	12,532
Sumitomo Rubber Industries Ltd.	191	3,164
Tokai Rika Co. Ltd.	67	1,263
Toyo Tire & Rubber Co. Ltd.	105	2,023
Toyoda Gosei Co. Ltd.	79	1,840
Toyota Boshoku Corp.	65	1,284
Toyota Industries Corp.	167	8,892
TS Tech Co. Ltd.	54	1,688
Yokohama Rubber Co. Ltd. (The)	111	2,052
		122,486
Automobiles - 8.0%
Honda Motor Co. Ltd.	1,864	52,180
Isuzu Motors Ltd.	582	7,604
Mazda Motor Corp.	602	8,855
Mitsubishi Motors Corp.	669	4,936
Nissan Motor Co. Ltd.	2,043	20,289
Nissan Shatai Co. Ltd.	98	1,107
Subaru Corp.	652	22,843
Suzuki Motor Corp.	448	22,494
Toyota Motor Corp.	2,772	155,727
Yamaha Motor Co. Ltd.	299	8,449
		304,484
Banks - 7.6%
77 Bank Ltd. (The)	384	1,790
Aozora Bank Ltd.	1,247	4,713
Awa Bank Ltd. (The)	221	1,361
Bank of Kyoto Ltd. (The)	389	3,594
Chiba Bank Ltd. (The)	705	4,715
Chugoku Bank Ltd. (The)	202	2,720
Concordia Financial Group Ltd.	1,279	6,111
Daishi Bank Ltd. (The)	347	1,570
Fukuoka Financial Group, Inc.	782	3,432
Gunma Bank Ltd. (The)	507	2,967
Hachijuni Bank Ltd. (The)	472	2,873
Hiroshima Bank Ltd. (The)	626	2,514
Hokuhoku Financial Group, Inc.	135	2,072
Iyo Bank Ltd. (The)	291	2,202
Japan Post Bank Co. Ltd.	441	5,610
Juroku Bank Ltd. (The)	477	1,465
Keiyo Bank Ltd. (The)	322	1,413
Kyushu Financial Group, Inc.	413	2,514
Mebuki Financial Group, Inc.	980	3,473
Mitsubishi UFJ Financial Group, Inc.	13,736	84,131
Mizuho Financial Group, Inc.	26,540	45,600
Nishi-Nippon Financial Holdings, Inc.	194	2,082
North Pacific Bank Ltd.	380	1,143
Resona Holdings, Inc.	2,314	11,534
San-In Godo Bank Ltd. (The)	162	1,345
Senshu Ikeda Holdings, Inc.	280	1,043
Seven Bank Ltd.	755	2,861
Shiga Bank Ltd. (The)	268	1,410
Shinsei Bank Ltd.	1,710	2,734
Shizuoka Bank Ltd. (The)	562	4,907
Sumitomo Mitsui Financial Group, Inc.	1,414	52,855
Sumitomo Mitsui Trust Holdings, Inc.	401	13,867
Suruga Bank Ltd.	186	3,975
Yamaguchi Financial Group, Inc.	261	2,950
		289,546
Beverages - 1.4%
Asahi Group Holdings Ltd.	403	17,536
Coca-Cola Bottlers Japan, Inc.	127	4,350
Ito En Ltd.	66	2,429
Kirin Holdings Co. Ltd.	890	20,188
Sapporo Holdings Ltd.	73	2,119
Suntory Beverage & Food Ltd.	135	6,231
Takara Holdings, Inc.	189	1,830
		54,683
Biotechnology - 0.1%
PeptiDream, Inc.*	92	3,206

Building Products - 1.3%
Asahi Glass Co. Ltd.	205	7,990
Daikin Industries Ltd.	272	27,173
LIXIL Group Corp.	279	7,311
Sanwa Holdings Corp.	232	2,584
TOTO Ltd.	153	5,818
		50,876
Capital Markets - 1.2%
Daiwa Securities Group, Inc.	1,700	9,296
Jafco Co. Ltd.	32	1,465
Japan Exchange Group, Inc.	582	9,905
Matsui Securities Co. Ltd.	139	1,063
Nomura Holdings, Inc.	3,557	19,795
SBI Holdings, Inc.	204	2,832
Tokai Tokyo Financial Holdings, Inc.	313	1,800
		46,156
Chemicals - 5.1%
Air Water, Inc.	164	3,022
Asahi Kasei Corp.	1,323	15,831
Daicel Corp.	318	4,048
Denka Co. Ltd.	511	3,245
DIC Corp.	87	3,071
Hitachi Chemical Co. Ltd.	105	2,839
JSR Corp.	200	3,893
Kaneka Corp.	310	2,411
Kansai Paint Co. Ltd.	206	5,220
Kuraray Co. Ltd.	375	7,114
Lintec Corp.	67	1,791
Mitsubishi Chemical Holdings Corp.	1,350	12,548
Mitsubishi Gas Chemical Co., Inc.	201	4,984
Mitsui Chemicals, Inc.	974	5,823
Nippon Kayaku Co. Ltd.	197	3,158
Nippon Paint Holdings Co. Ltd.	168	5,724
Nippon Shokubai Co. Ltd.	37	2,636
Nissan Chemical Industries Ltd.	150	5,022
Nitto Denko Corp.	163	14,363
Shin-Etsu Chemical Co. Ltd.	426	37,638
Showa Denko KK	146	3,875
Sumitomo Chemical Co. Ltd.	1,625	9,730
Taiyo Nippon Sanso Corp.	153	1,784
Teijin Ltd.	190	3,853
Toray Industries, Inc.	1,609	15,306
Tosoh Corp.	617	7,232
Toyobo Co. Ltd.	944	1,707
Ube Industries Ltd.	1,218	3,475
Zeon Corp.	157	1,977
		193,320
Commercial Services & Supplies - 1.0%
Dai Nippon Printing Co. Ltd.	645	7,607
Park24 Co. Ltd.	110	2,641
Pilot Corp.	40	1,752

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Secom Co. Ltd.	206	15,277
Sohgo Security Services Co. Ltd.	73	3,187
Toppan Forms Co. Ltd.	55	579
Toppan Printing Co. Ltd.	555	5,552
		36,595
Communications Equipment - 0.0%(a)
Hitachi Kokusai Electric, Inc.	52	1,321

Construction & Engineering - 1.4%
Chiyoda Corp.	208	1,081
COMSYS Holdings Corp.	129	2,771
JGC Corp.	232	3,725
Kajima Corp.	969	8,883
Kandenko Co. Ltd.	143	1,531
Kinden Corp.	139	2,268
Kyudenko Corp.	43	1,744
Maeda Road Construction Co. Ltd.	79	1,586
Nippo Corp.	70	1,386
Obayashi Corp.	725	8,544
Shimizu Corp.	603	6,224
Taisei Corp.	1,128	11,305
Toda Corp.	245	1,759
		52,807
Construction Materials - 0.2%
Sumitomo Osaka Cement Co. Ltd.	397	1,778
Taiheiyo Cement Corp.	1,323	5,097
		6,875
Consumer Finance - 0.3%
Acom Co. Ltd.*	452	1,848
AEON Financial Service Co. Ltd.	124	2,626
Aiful Corp.*	395	1,371
Aplus Financial Co. Ltd.*	125	121
Credit Saison Co. Ltd.	171	3,100
Hitachi Capital Corp.	59	1,369
Orient Corp.	630	1,019
		11,454
Containers & Packaging - 0.2%
FP Corp.	24	1,241
Rengo Co. Ltd.	284	1,638
Toyo Seikan Group Holdings Ltd.	171	2,817
		5,696
Distributors - 0.0%(a)
Canon Marketing Japan, Inc.	61	1,398

Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	75	2,882

Diversified Financial Services - 0.8%
Mitsubishi UFJ Lease & Finance Co. Ltd.	505	2,551
ORIX Corp.	1,398	22,349
Tokyo Century Corp.	50	2,165
Zenkoku Hosho Co. Ltd.	58	2,353
		29,418
Diversified Telecommunication Services - 0.9%
Nippon Telegraph & Telephone Corp.	710	35,274

Electric Utilities - 1.3%
Chubu Electric Power Co., Inc.	752	9,819
Chugoku Electric Power Co., Inc. (The)	326	3,756
Hokkaido Electric Power Co., Inc.	186	1,416
Hokuriku Electric Power Co.	216	2,055
Kansai Electric Power Co., Inc. (The)	784	10,970
Kyushu Electric Power Co., Inc.	490	5,752
Shikoku Electric Power Co., Inc.	178	2,316
Tohoku Electric Power Co., Inc.	507	6,928
Tokyo Electric Power Co. Holdings, Inc.*	1,667	6,740
		49,752
Electrical Equipment - 2.0%
Fuji Electric Co. Ltd.	611	3,364
Fujikura Ltd.	326	2,648
Furukawa Electric Co. Ltd.	66	3,574
GS Yuasa Corp.	416	2,064
Mabuchi Motor Co. Ltd.	56	2,641
Mitsubishi Electric Corp.	2,065	30,527
Nidec Corp.	242	27,397
Ushio, Inc.	126	1,709
		73,924
Electronic Equipment, Instruments & Components - 5.4%
Alps Electric Co. Ltd.	201	5,515
Azbil Corp.	68	2,830
Citizen Watch Co. Ltd.	317	2,244
Hamamatsu Photonics KK	146	4,517
Hirose Electric Co. Ltd.	34	4,702
Hitachi High-Technologies Corp.	75	2,675
Hitachi Ltd.	4,830	33,221
Horiba Ltd.	45	2,756
Ibiden Co. Ltd.	109	1,804
Japan Aviation Electronics Industry Ltd.	64	1,058
Japan Display, Inc.*	482	867
Keyence Corp.	94	48,905
Kyocera Corp.	330	19,789
Murata Manufacturing Co. Ltd.	195	29,836
Nippon Electric Glass Co. Ltd.	95	3,608
Omron Corp.	210	10,532
Shimadzu Corp.	288	5,288
Taiyo Yuden Co. Ltd.	117	1,768
TDK Corp.	128	8,571
Topcon Corp.	111	1,958
Yaskawa Electric Corp.	234	7,080
Yokogawa Electric Corp.	261	4,062
		203,586
Food & Staples Retailing - 1.9%
Aeon Co. Ltd.	735	10,832
Ain Holdings, Inc.	21	1,544
Cosmos Pharmaceutical Corp.	10	2,265
FamilyMart UNY Holdings Co. Ltd.	87	4,711
Kusuri no Aoki Holdings Co. Ltd.	15	846
Lawson, Inc.	50	3,357
Matsumotokiyoshi Holdings Co. Ltd.	46	3,126
Mitsubishi Shokuhin Co. Ltd.	20	600
Seven & i Holdings Co. Ltd.	805	31,926
Sugi Holdings Co. Ltd.	42	2,217
Sundrug Co. Ltd.	74	3,063
Tsuruha Holdings, Inc.	38	4,520
Welcia Holdings Co. Ltd.	53	2,078
		71,085
Food Products - 2.1%
Ajinomoto Co., Inc.	537	10,595
Ariake Japan Co. Ltd.	20	1,468
Calbee, Inc.	87	2,972
Ezaki Glico Co. Ltd.	60	3,184
House Foods Group, Inc.	79	2,401
Itoham Yonekyu Holdings, Inc.	142	1,275
Kagome Co. Ltd.	87	2,743
Kewpie Corp.	120	2,873
Kikkoman Corp.	188	5,885
Megmilk Snow Brand Co. Ltd.	44	1,291
MEIJI Holdings Co. Ltd.	141	11,223
Morinaga & Co. Ltd.	43	2,461
NH Foods Ltd.	209	6,134
Nichirei Corp.	117	3,090
Nisshin Seifun Group, Inc.	283	4,914
Nissin Foods Holdings Co. Ltd.	77	4,743
Toyo Suisan Kaisha Ltd.	97	3,583
Yakult Honsha Co. Ltd.	110	7,616
Yamazaki Baking Co. Ltd.	137	2,594
		81,045

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Gas Utilities - 0.6%
Osaka Gas Co. Ltd.	2,117	8,273
Toho Gas Co. Ltd.	485	3,195
Tokyo Gas Co. Ltd.	2,214	11,732
		23,200
Health Care Equipment & Supplies - 1.6%
Asahi Intecc Co. Ltd.	57	2,983
Hoya Corp.	398	22,764
Nihon Kohden Corp.	86	1,993
Nipro Corp.	125	1,651
Olympus Corp.	296	10,206
Sysmex Corp.	153	9,425
Terumo Corp.	321	12,396
		61,418
Health Care Providers & Services - 0.3%
Alfresa Holdings Corp.	192	3,609
Medipal Holdings Corp.	183	3,224
Miraca Holdings, Inc.	61	2,769
Suzuken Co. Ltd.	84	3,057
		12,659
Health Care Technology - 0.2%
M3, Inc.	213	5,529

Hotels, Restaurants & Leisure - 0.6%
HIS Co. Ltd.	48	1,605
Oriental Land Co. Ltd.	207	15,533
Resorttrust, Inc.	69	1,290
Skylark Co. Ltd.	129	1,890
Zensho Holdings Co. Ltd.	108	2,048
		22,366
Household Durables - 3.4%
Casio Computer Co. Ltd.	241	3,403
Fujitsu General Ltd.	65	1,358
Haseko Corp.	299	3,700
Iida Group Holdings Co. Ltd.	151	2,564
Nikon Corp.	377	6,210
PanaHome Corp.	35	379
Panasonic Corp.	2,227	29,654
Rinnai Corp.	40	3,471
Sekisui Chemical Co. Ltd.	397	7,395
Sekisui House Ltd.	615	10,639
Sharp Corp.*	1,542	4,624
Sony Corp.	1,320	52,016
Sumitomo Forestry Co. Ltd.	152	2,367
		127,780
Household Products - 0.5%
Lion Corp.	267	5,303
Pigeon Corp.	115	4,446
Unicharm Corp.	411	9,661
		19,410
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co. Ltd.	175	4,786

Industrial Conglomerates - 0.5%
Keihan Holdings Co. Ltd.	514	3,097
Nisshinbo Holdings, Inc.	172	1,822
Seibu Holdings, Inc.	226	3,883
Toshiba Corp.*	4,042	11,238
		20,040
Insurance - 2.6%
Dai-ichi Life Holdings, Inc.	1,236	19,877
Japan Post Holdings Co. Ltd.	444	5,511
Japan Post Insurance Co. Ltd.	70	1,506
MS&AD Insurance Group Holdings, Inc.	528	17,410
Sompo Holdings, Inc.	392	14,728
Sony Financial Holdings, Inc.	186	2,944
T&D Holdings, Inc.	659	9,032
Tokio Marine Holdings, Inc.	729	29,078
		100,086
Internet & Direct Marketing Retail - 0.5%
ASKUL Corp.	28	843
Rakuten, Inc.	863	10,237
Start Today Co. Ltd.	189	5,873
		16,953
Internet Software & Services - 0.3%
COOKPAD, Inc.	61	426
DeNA Co. Ltd.	113	2,415
Gree, Inc.	126	918
Kakaku.com, Inc.	152	1,891
Yahoo Japan Corp.	1,400	6,411
		12,061
IT Services - 1.2%
Fujitsu Ltd.	2,059	15,249
GMO Payment Gateway, Inc.	15	957
Itochu Techno-Solutions Corp.	51	1,895
Nomura Research Institute Ltd.	116	4,511
NS Solutions Corp.	44	944
NTT Data Corp.	675	7,286
Obic Co. Ltd.	71	4,445
Otsuka Corp.	55	3,638
SCSK Corp.	45	1,946
TIS, Inc.	95	2,801
		43,672
Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	209	6,998
Heiwa Corp.	71	1,414
Sankyo Co. Ltd.	59	1,925
Sega Sammy Holdings, Inc.	213	3,058
Shimano, Inc.	84	11,341
Yamaha Corp.	178	6,194
		30,930
Machinery - 5.7%
Amada Holdings Co. Ltd.	345	3,784
Daifuku Co. Ltd.	100	4,348
DMG Mori Co. Ltd.	106	1,729
Ebara Corp.	104	3,217
FANUC Corp.	203	39,361
Glory Ltd.	59	2,005
Hino Motors Ltd.	289	3,316
Hitachi Construction Machinery Co. Ltd.	120	3,385
Hoshizaki Corp.	56	4,869
IHI Corp.*	1,402	4,637
Japan Steel Works Ltd. (The)	71	1,440
JTEKT Corp.	242	3,234
Kawasaki Heavy Industries Ltd.	1,544	4,742
Komatsu Ltd.	951	25,706
Kubota Corp.	1,217	21,054
Kurita Water Industries Ltd.	116	3,336
Makita Corp.	262	10,510
MINEBEA MITSUMI, Inc.	456	7,487
Mitsubishi Heavy Industries Ltd.	3,046	11,649
Mitsui Engineering & Shipbuilding Co. Ltd.	1,001	1,255
Miura Co. Ltd.	115	2,591
Nabtesco Corp.	125	4,367
NGK Insulators Ltd.	285	5,316
NSK Ltd.	485	5,751
NTN Corp.	456	1,840
OKUMA Corp.	160	1,471
OSG Corp.	77	1,620
SMC Corp.	62	21,243
Sumitomo Heavy Industries Ltd.	605	4,508
Tadano Ltd.	121	1,412
THK Co. Ltd.	122	4,068
		215,251
Marine - 0.3%
Kawasaki Kisen Kaisha Ltd.*	955	2,586
Mitsui OSK Lines Ltd.	1,199	3,845

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Nippon Yusen KK*	1,728	3,423
		9,854
Media - 0.7%
CyberAgent, Inc.	112	3,658
Daiichikosho Co. Ltd.	49	2,373
Dentsu, Inc.	236	9,864
Hakuhodo DY Holdings, Inc.	255	3,468
Shochiku Co. Ltd.	12	1,686
SKY Perfect JSAT Holdings, Inc.	166	754
Toho Co. Ltd.	122	4,528
Tokyo Broadcasting System Holdings, Inc.	48	920
TV Asahi Holdings Corp.	30	605
		27,856
Metals & Mining - 1.6%
Daido Steel Co. Ltd.	368	2,187
Dowa Holdings Co. Ltd.	244	1,840
Hitachi Metals Ltd.	210	2,803
JFE Holdings, Inc.	550	10,854
Kobe Steel Ltd.*	318	3,826
Maruichi Steel Tube Ltd.	72	2,129
Mitsubishi Materials Corp.	134	4,803
Nippon Steel & Sumitomo Metal Corp.	848	20,221
Nisshin Steel Co. Ltd.	50	650
Sumitomo Metal Mining Co. Ltd.	507	8,729
Yamato Kogyo Co. Ltd.	37	1,046
		59,088
Multiline Retail - 0.8%
Don Quijote Holdings Co. Ltd.	125	4,742
H2O Retailing Corp.	92	1,658
Isetan Mitsukoshi Holdings Ltd.	388	3,991
Izumi Co. Ltd.	42	2,198
J Front Retailing Co. Ltd.	266	3,710
Marui Group Co. Ltd.	231	3,230
Ryohin Keikaku Co. Ltd.	26	7,205
Takashimaya Co. Ltd.	343	3,145
		29,879
Oil, Gas & Consumable Fuels - 0.9%
Cosmo Energy Holdings Co. Ltd.	89	1,840
Idemitsu Kosan Co. Ltd.	118	2,880
Inpex Corp.	976	9,320
Japan Petroleum Exploration Co. Ltd.	42	805
JXTG Holdings, Inc.	3,378	16,341
Showa Shell Sekiyu KK	206	2,255
		33,441
Paper & Forest Products - 0.2%
Nippon Paper Industries Co. Ltd.	101	1,933
Oji Holdings Corp.	941	4,933
		6,866
Personal Products - 1.6%
Kao Corp.	500	31,174
Kobayashi Pharmaceutical Co. Ltd.	66	4,096
Kose Corp.	31	3,887
Pola Orbis Holdings, Inc.	80	2,570
Shiseido Co. Ltd.	415	17,190
		58,917
Pharmaceuticals - 5.3%
Astellas Pharma, Inc.	2,153	27,064
Chugai Pharmaceutical Co. Ltd.	233	9,463
Daiichi Sankyo Co. Ltd.	689	16,270
Eisai Co. Ltd.	282	14,589
Hisamitsu Pharmaceutical Co., Inc.	78	3,749
Kaken Pharmaceutical Co. Ltd.	41	2,164
Kissei Pharmaceutical Co. Ltd.	43	1,089
KYORIN Holdings, Inc.	62	1,301
Kyowa Hakko Kirin Co. Ltd.	275	4,825
Mitsubishi Tanabe Pharma Corp.	240	5,888
Mochida Pharmaceutical Co. Ltd.	18	1,375
Nippon Shinyaku Co. Ltd.	59	4,101
Ono Pharmaceutical Co. Ltd.	483	9,835
Otsuka Holdings Co. Ltd.	456	18,350
Rohto Pharmaceutical Co. Ltd.	103	2,388
Santen Pharmaceutical Co. Ltd.	383	5,937
Sawai Pharmaceutical Co. Ltd.	37	2,020
Shionogi & Co. Ltd.	304	16,007
Sumitomo Dainippon Pharma Co. Ltd.	170	2,308
Taisho Pharmaceutical Holdings Co. Ltd.	49	3,820
Takeda Pharmaceutical Co. Ltd.	797	44,007
Tsumura & Co.	78	2,938
		199,488
Professional Services - 0.9%
Nihon M&A Center, Inc.	74	3,422
Persol Holdings Co. Ltd.	167	3,390
Recruit Holdings Co. Ltd.	1,303	25,939
		32,751
Real Estate Management & Development - 3.1%
Aeon Mall Co. Ltd.	126	2,262
Daikyo, Inc.	401	783
Daito Trust Construction Co. Ltd.	75	13,278
Daiwa House Industry Co. Ltd.	678	23,699
Hulic Co. Ltd.	381	3,770
Ichigo, Inc.	242	781
Leopalace21 Corp.	289	2,116
Mitsubishi Estate Co. Ltd.	1,255	21,597
Mitsui Fudosan Co. Ltd.	1,030	22,255
Nomura Real Estate Holdings, Inc.	138	2,847
NTT Urban Development Corp.	148	1,431
Relo Group, Inc.	120	2,725
Sumitomo Realty & Development Co. Ltd.	459	13,875
Tokyo Tatemono Co. Ltd.	220	2,706
Tokyu Fudosan Holdings Corp.	553	3,296
		117,421
Road & Rail - 4.2%
Central Japan Railway Co.	189	31,992
East Japan Railway Co.	389	35,645
Fukuyama Transporting Co. Ltd.	214	1,310
Hankyu Hanshin Holdings, Inc.	246	9,365
Hitachi Transport System Ltd.	59	1,424
Keikyu Corp.	531	5,635
Keio Corp.	614	5,105
Keisei Electric Railway Co. Ltd.	150	4,082
Kintetsu Group Holdings Co. Ltd.	1,931	7,281
Kyushu Railway Co.	171	5,345
Nagoya Railroad Co. Ltd.	955	4,269
Nankai Electric Railway Co. Ltd.	577	2,957
Nippon Express Co. Ltd.	782	5,393
Nishi-Nippon Railroad Co. Ltd.	439	2,126
Odakyu Electric Railway Co. Ltd.	328	6,348
Seino Holdings Co. Ltd.	152	2,065
Sotetsu Holdings, Inc.	415	2,013
Tobu Railway Co. Ltd.	1,081	5,972
Tokyu Corp.	535	7,778
West Japan Railway Co.	195	14,158
		160,263
Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp.	201	3,347
Disco Corp.	29	5,193
Rohm Co. Ltd.	95	7,389
SCREEN Holdings Co. Ltd.	43	2,778
Sumco Corp.	230	3,377
Tokyo Electron Ltd.	170	23,880
		45,964
Software - 1.8%
Capcom Co. Ltd.	48	1,191
COLOPL, Inc.	62	764
GungHo Online Entertainment, Inc.	471	1,408
Koei Tecmo Holdings Co. Ltd.	57	1,212
Konami Holdings Corp.	101	5,258

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
LINE Corp.*	42	1,481
Nexon Co. Ltd.	214	5,333
Nintendo Co. Ltd.	112	37,286
OBIC Business Consultants Co. Ltd.	10	512
Oracle Corp.	38	2,807
Square Enix Holdings Co. Ltd.	92	3,231
Trend Micro, Inc.	122	5,642
		66,125
Specialty Retail - 1.5%
ABC-Mart, Inc.	26	1,335
Adastria Co. Ltd.	30	662
Aoyama Trading Co. Ltd.	50	1,831
Autobacs Seven Co. Ltd.	80	1,319
Bic Camera, Inc.	160	1,906
Fast Retailing Co. Ltd.	56	16,012
Hikari Tsushin, Inc.	23	2,850
Komeri Co. Ltd.	38	1,103
K’s Holdings Corp.	86	1,921
Nitori Holdings Co. Ltd.	79	12,188
Sanrio Co. Ltd.	81	1,477
Shimachu Co. Ltd.	48	1,236
Shimamura Co. Ltd.	23	2,804
USS Co. Ltd.	231	4,536
Yamada Denki Co. Ltd.	764	4,130
		55,310
Technology Hardware, Storage & Peripherals - 2.1%
Brother Industries Ltd.	253	5,990
Canon, Inc.	1,086	38,029
FUJIFILM Holdings Corp.	414	16,258
Konica Minolta, Inc.	482	3,845
Ricoh Co. Ltd.	729	7,293
Seiko Epson Corp.	298	7,638
		79,053
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp.	189	2,846
Wacoal Holdings Corp.	130	1,852
		4,698
Tobacco - 1.1%
Japan Tobacco, Inc.	1,249	42,715

Trading Companies & Distributors - 3.5%
ITOCHU Corp.	1,539	25,114
Marubeni Corp.	1,655	10,758
MISUMI Group, Inc.	287	7,356
Mitsubishi Corp.	1,344	31,060
Mitsui & Co. Ltd.	1,747	26,103
MonotaRO Co. Ltd.	68	2,079
Nagase & Co. Ltd.	118	1,972
Sojitz Corp.	1,338	3,586
Sumitomo Corp.	1,193	16,872
Toyota Tsusho Corp.	241	7,412
		132,312
Transportation Infrastructure - 0.2%
Japan Airport Terminal Co. Ltd.	49	1,777
Kamigumi Co. Ltd.	245	2,709
Mitsubishi Logistics Corp.	156	1,885
		6,371
Wireless Telecommunication Services - 4.1%
KDDI Corp.	1,919	51,732
NTT DOCOMO, Inc.	1,357	31,484
SoftBank Group Corp.	904	73,283
		156,499

TOTAL COMMON STOCKS (Cost $3,422,498)		3,785,755

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.1%

REPURCHASE AGREEMENT(b) - 0.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $5,409 (Cost $5,409)	5,409	5,409

Total Investments - 100.1% (Cost $3,427,907)		3,791,164
Liabilities Less Other Assets - (0.1%)		(2,252)
Net assets - 100.0%		3,788,912

*                 Non-income producing security.

(a)         Represents less than 0.05% of net assets.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$521,418
Aggregate gross unrealized depreciation	(203,991)
Net unrealized appreciation	$317,427
Federal income tax cost	$3,463,147

See accompanying notes to schedules of portfolio investments.

Forward Currency Contracts

Hedged FTSE Japan ETF had the following open forward currency contracts as of August 31, 2017:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	09/01/17	(101,111)	$919	$919	$—
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	09/08/17	(417,100,000)	3,790,554	3,790,216	338
						$338

U.S. Dollar vs. Japanese Yen	Goldman Sachs International	09/05/17	425,030,000	$(3,862,162)	$3,861,802	$(360)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	09/05/17	(425,030,000)	3,851,235	3,861,803	(10,568)
						$(10,928)
						$(10,590)

See accompanying notes to schedules of portfolio investments.

High Yield—Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 94.8%

Aerospace & Defense - 2.7%
Bombardier, Inc.
8.75%, 12/1/2021(a)	819,000	930,327
7.50%, 3/15/2025(a)	1,088,000	1,158,040
KLX, Inc.
5.88%, 12/1/2022(a)	540,000	566,325
TransDigm, Inc.
6.00%, 7/15/2022	805,000	833,175
6.50%, 7/15/2024	598,000	621,172
		4,109,039
Air Freight & Logistics - 0.6%
XPO Logistics, Inc.
6.50%, 6/15/2022(a)	912,000	959,515

Auto Components - 2.8%
Allison Transmission, Inc.
5.00%, 10/1/2024(a)	730,000	751,900
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	953,000	997,067
Icahn Enterprises LP
6.00%, 8/1/2020	1,207,000	1,243,210
5.88%, 2/1/2022	1,150,000	1,182,717
		4,174,894
Automobiles - 0.4%
Tesla, Inc.
5.30%, 8/15/2025(a)	660,000	650,892

Banks - 0.4%
CIT Group, Inc.
3.88%, 2/19/2019	574,000	586,915

Chemicals - 3.4%
Ashland LLC
4.75%, 8/15/2022	999,000	1,042,706
Chemours Co. (The)
6.63%, 5/15/2023	836,000	887,205
Gates Global LLC
6.00%, 7/15/2022(a)	860,000	881,328
Momentive Performance Materials, Inc.
3.88%, 10/24/2021	1,079,000	1,081,698
NOVA Chemicals Corp.
4.88%, 6/1/2024(a)	483,000	483,000
Platform Specialty Products Corp.
6.50%, 2/1/2022(a)	747,000	775,012
		5,150,949
Commercial Services & Supplies - 3.5%
ADT Corp. (The)
3.50%, 7/15/2022	614,000	612,035
Nielsen Finance LLC
5.00%, 4/15/2022(a)	1,915,000	1,982,025
Prime Security Services Borrower LLC
9.25%, 5/15/2023(a)	1,968,000	2,174,640
West Corp.
5.38%, 7/15/2022(a)	541,000	547,086
		5,315,786
Communications Equipment - 0.6%
CommScope Technologies LLC
6.00%, 6/15/2025(a)	824,000	875,500

Consumer Finance - 2.3%
Ally Financial, Inc.
5.75%, 11/20/2025	606,000	654,298
Navient Corp.
5.50%, 1/15/2019	1,093,000	1,131,583
Springleaf Finance Corp.
8.25%, 12/15/2020	1,078,000	1,212,750
6.13%, 5/15/2022	514,000	538,415
		3,537,046
Containers & Packaging - 4.3%
Ball Corp.
4.38%, 12/15/2020	405,000	423,225
5.25%, 7/1/2025	1,091,000	1,189,190
BWAY Holding Co.
5.50%, 4/15/2024(a)	491,000	512,481
7.25%, 4/15/2025(a)	822,000	839,468
Crown Americas LLC
4.50%, 1/15/2023	696,000	729,060
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	2,179,000	2,219,616
5.13%, 7/15/2023(a)	600,000	625,314
		6,538,354
Diversified Telecommunication Services - 5.1%
CCO Holdings LLC
5.75%, 2/15/2026(a)	1,859,000	1,965,316
5.13%, 5/1/2027(a)	1,100,000	1,133,000
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024	1,677,000	1,756,657
Frontier Communications Corp.
10.50%, 9/15/2022	970,000	873,000
11.00%, 9/15/2025	2,175,000	1,894,969
		7,622,942
Energy Equipment & Services - 1.0%
Ensco plc
5.75%, 10/1/2044	1,042,000	669,485
Transocean, Inc.
9.00%, 7/15/2023(a)	748,000	794,750
		1,464,235
Equity Real Estate Investment Trusts (REITs) - 2.3%
Equinix, Inc.
5.88%, 1/15/2026	603,000	661,792
5.38%, 5/15/2027	1,095,000	1,178,494
Iron Mountain, Inc.
6.00%, 10/1/2020(a)	259,000	268,065
SBA Communications Corp.
4.88%, 9/1/2024	901,000	930,283
Uniti Group LP
8.25%, 10/15/2023	500,000	488,550
		3,527,184
Food & Staples Retailing - 1.5%
Albertsons Cos. LLC
6.63%, 6/15/2024	792,000	755,964
5.75%, 3/15/2025	412,000	371,315
Rite Aid Corp.
6.13%, 4/1/2023(a)	1,227,000	1,203,994
		2,331,273
Food Products - 1.2%
Post Holdings, Inc.
5.00%, 8/15/2026(a)	1,745,000	1,745,000

Health Care Equipment & Supplies - 1.4%
DJO Finco, Inc.
8.13%, 6/15/2021(a)	847,000	804,904
Hologic, Inc.
5.25%, 7/15/2022(a)	682,000	718,010
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/2022(a)	663,000	649,740
		2,172,654
Health Care Providers & Services - 9.1%
Centene Corp.
5.63%, 2/15/2021	369,000	383,760
4.75%, 1/15/2025	1,030,000	1,063,475

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Community Health Systems, Inc.
6.88%, 2/1/2022	2,378,000	1,970,767
6.25%, 3/31/2023	773,000	778,798
DaVita, Inc.
5.13%, 7/15/2024	1,408,000	1,437,040
5.00%, 5/1/2025	200,000	202,760
Envision Healthcare Corp.
5.63%, 7/15/2022	580,000	603,200
HCA, Inc.
5.38%, 2/1/2025	1,337,000	1,410,535
5.88%, 2/15/2026	872,000	940,670
HealthSouth Corp.
5.75%, 11/1/2024	101,000	104,030
LifePoint Health, Inc.
5.50%, 12/1/2021	882,000	915,516
MPH Acquisition Holdings LLC
7.13%, 6/1/2024(a)	1,333,000	1,429,643
Tenet Healthcare Corp.
8.13%, 4/1/2022	1,255,000	1,317,750
6.75%, 6/15/2023	1,193,000	1,183,575
		13,741,519
Health Care Technology - 0.4%
Quintiles IMS, Inc.
5.00%, 10/15/2026(a)	535,000	560,413

Hotels, Restaurants & Leisure - 7.6%
1011778 BC ULC
6.00%, 4/1/2022(a)	1,225,000	1,265,425
4.25%, 5/15/2024(a)	250,000	253,125
Caesars Entertainment Resort Properties LLC
11.00%, 10/1/2021	656,000	697,000
ESH Hospitality, Inc.,
5.25%, 5/1/2025(a)	582,000	599,460
GLP Capital LP
4.88%, 11/1/2020	895,000	944,225
KFC Holding Co.
5.00%, 6/1/2024(a)	141,000	147,387
5.25%, 6/1/2026(a)	1,592,000	1,677,570
MGM Resorts International
6.63%, 12/15/2021	516,000	579,210
6.00%, 3/15/2023	1,088,000	1,202,240
Scientific Games International, Inc.
7.00%, 1/1/2022(a)	505,000	539,087
10.00%, 12/1/2022	1,717,000	1,910,163
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	511,000	515,497
Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	1,092,000	1,138,410
		11,468,799
Household Products - 0.3%
Spectrum Brands, Inc.
5.75%, 7/15/2025	438,000	465,923

Independent Power and Renewable Electricity Producers - 3.1%
Calpine Corp.
5.38%, 1/15/2023	334,000	317,717
5.75%, 1/15/2025	1,855,000	1,701,406
Dynegy, Inc.
7.38%, 11/1/2022	1,720,000	1,780,200
NRG Energy, Inc.
6.63%, 1/15/2027	770,000	808,500
		4,607,823
Insurance - 0.2%
HUB International Ltd.
7.88%, 10/1/2021(a)	315,000	327,506

Internet & Direct Marketing Retail - 0.6%
Netflix, Inc.
4.38%, 11/15/2026(a)	910,000	887,250

Internet Software & Services - 1.7%
Rackspace Hosting, Inc.
8.63%, 11/15/2024(a)	810,000	859,612
Zayo Group LLC
6.00%, 4/1/2023	248,000	262,496
5.75%, 1/15/2027(a)	1,340,000	1,422,048
		2,544,156
IT Services - 2.4%
First Data Corp.
7.00%, 12/1/2023(a)	1,385,000	1,492,337
5.75%, 1/15/2024(a)	2,044,000	2,151,310
		3,643,647
Machinery - 1.7%
BlueLine Rental Finance Corp.
9.25%, 3/15/2024(a)	769,000	839,671
Novelis Corp.
6.25%, 8/15/2024(a)	1,326,000	1,400,588
5.88%, 9/30/2026(a)	286,000	298,155
		2,538,414
Media - 6.0%
Altice US Finance I Corp.
5.50%, 5/15/2026(a)	518,000	548,109
AMC Networks, Inc.
5.00%, 4/1/2024	808,000	833,250
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/2022	1,134,000	1,168,020
CSC Holdings LLC
5.50%, 4/15/2027(a)	500,000	521,875
DISH DBS Corp.
5.88%, 11/15/2024	1,484,000	1,600,865
7.75%, 7/1/2026	405,000	475,369
Sirius XM Radio, Inc.
6.00%, 7/15/2024(a)	1,108,000	1,196,950
5.00%, 8/1/2027(a)	325,000	333,938
Tribune Media Co.
5.88%, 7/15/2022	703,000	729,362
Univision Communications, Inc.
5.13%, 2/15/2025(a)	1,663,000	1,671,315
		9,079,053
Metals & Mining - 2.3%
First Quantum Minerals Ltd.
7.00%, 2/15/2021(a)	872,000	897,615
7.25%, 4/1/2023(a)	261,000	268,177
7.50%, 4/1/2025(a)	306,000	313,268
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	1,142,000	1,130,580
5.45%, 3/15/2043	885,000	823,050
		3,432,690
Multiline Retail - 0.9%
Dollar Tree, Inc.
5.75%, 3/1/2023	1,222,000	1,289,210

Oil, Gas & Consumable Fuels - 9.6%
Antero Resources Corp.
5.38%, 11/1/2021	1,001,000	1,018,517
5.13%, 12/1/2022	366,000	366,915
Ascent Resources Utica Holdings LLC
10.00%, 4/1/2022(a)	443,000	450,752
California Resources Corp.
8.00%, 12/15/2022(a)	1,322,000	728,753
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	413,000	443,975

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Chesapeake Energy Corp.
8.00%, 12/15/2022(a)	776,000	802,190
8.00%, 1/15/2025(a)	474,000	456,818
Citgo Holding, Inc.
10.75%, 2/15/2020(a)	1,028,000	1,097,390
CONSOL Energy, Inc.
5.88%, 4/15/2022	1,290,000	1,290,000
Continental Resources, Inc.
4.50%, 4/15/2023	1,105,000	1,088,425
Energy Transfer Equity LP
5.88%, 1/15/2024	132,000	142,230
5.50%, 6/1/2027	1,576,000	1,678,440
EP Energy LLC
9.38%, 5/1/2020	656,000	482,980
8.00%, 2/15/2025(a)	728,000	480,480
Jupiter Resources, Inc.
8.50%, 10/1/2022(a)	1,532,000	995,800
MEG Energy Corp.
7.00%, 3/31/2024(a)	1,099,000	873,705
Murray Energy Corp.
11.25%, 4/15/2021(a)	983,000	570,140
Sanchez Energy Corp.
6.13%, 1/15/2023	671,000	511,637
Southwestern Energy Co.
6.70%, 1/23/2025	403,000	392,925
Williams Cos., Inc. (The)
4.55%, 6/24/2024	618,000	631,905
		14,503,977
Personal Products - 0.6%
Nature’s Bounty Co. (The)
7.63%, 5/15/2021(a)	902,000	962,885

Pharmaceuticals - 2.9%
Endo Dac
6.00%, 7/15/2023(a)	650,000	546,000
6.00%, 2/1/2025(a)	1,047,000	861,158
Valeant Pharmaceuticals International, Inc.
5.88%, 5/15/2023(a)	1,412,000	1,203,730
6.13%, 4/15/2025(a)	2,035,000	1,717,031
		4,327,919
Professional Services - 0.5%
Jaguar Holding Co. II
6.38%, 8/1/2023(a)	704,000	738,285

Real Estate Management & Development - 0.3%
Howard Hughes Corp. (The)
5.38%, 3/15/2025(a)	478,000	478,315

Road & Rail - 0.2%
Hertz Corp. (The)
7.63%, 6/1/2022(a)	322,000	324,818

Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc.
5.25%, 8/1/2023(a)	305,000	317,581

Software - 2.5%
BMC Software Finance, Inc.
8.13%, 7/15/2021(a)	1,011,000	1,043,858
Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	501,000	515,404
Infor US, Inc.
6.50%, 5/15/2022	889,000	906,780
Solera LLC
10.50%, 3/1/2024(a)	1,159,000	1,319,811
		3,785,853
Specialty Retail - 0.8%
PetSmart, Inc.
7.13%, 3/15/2023(a)	878,000	715,570
5.88%, 6/1/2025(a)	500,000	446,250
		1,161,820
Technology Hardware, Storage & Peripherals - 2.2%
EMC Corp.
2.65%, 6/1/2020	615,000	606,630
Western Digital Corp.
10.50%, 4/1/2024	2,249,000	2,670,687
		3,277,317
Thrifts & Mortgage Finance - 0.7%
Quicken Loans, Inc.
5.75%, 5/1/2025(a)	1,029,000	1,077,878

Trading Companies & Distributors - 1.4%
HD Supply, Inc.
5.75%, 4/15/2024(a)	537,000	575,932
United Rentals North America, Inc.
5.88%, 9/15/2026	867,000	943,730
5.50%, 5/15/2027	608,000	644,480
		2,164,142
Wireless Telecommunication Services - 3.1%
Sprint Corp.
7.88%, 9/15/2023	2,149,000	2,455,512
7.13%, 6/15/2024	311,000	342,100
T-Mobile USA, Inc.
6.63%, 4/1/2023	668,000	703,905
6.50%, 1/15/2026	1,004,000	1,111,930
		4,613,447
TOTAL CORPORATE BONDS (Cost $142,441,373)		143,082,818

SHORT-TERM INVESTMENT - 0.7%

REPURCHASE AGREEMENT(b) - 0.7%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $1,054,793 (Cost $1,054,765)	1,054,765	1,054,765

Total Investments - 95.5% (Cost $143,496,138)		144,137,583
Other Assets Less Liabilities - 4.5%		6,759,333
Net assets - 100.0%		150,896,916

(a)                   Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at August 31, 2017 amounts to $66,851,907, which represents approximately 44.30% of net assets of the Fund.

See accompanying notes to schedules of portfolio investments.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,477,851
Aggregate gross unrealized depreciation	(3,028,925)
Net unrealized appreciation	$448,926
Federal income tax cost	$143,534,441

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
U.S. Treasury 10 Year Note	378	12/19/2017	USD	$48,000,094	$(95,128)
U.S. Treasury 2 Year Note	141	12/29/2017	USD	30,500,062	(9,025)
U.S. Treasury 5 Year Note	476	12/29/2017	USD	56,406,000	(50,063)
					$(154,216)

Cash collateral in the amount of $872,113 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Investment Grade—Interest Rate Hedged

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 96.4%

Aerospace & Defense - 1.7%
Embraer Netherlands Finance BV
5.05%, 6/15/2025	1,383,000	1,471,097
Lockheed Martin Corp.
4.07%, 12/15/2042	1,016,000	1,048,156
Northrop Grumman Corp.
3.25%, 8/1/2023	1,150,000	1,199,297
United Technologies Corp.
6.13%, 7/15/2038	1,121,000	1,449,772
5.70%, 4/15/2040	360,000	449,144
		5,617,466
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.
6.20%, 1/15/2038	239,000	327,651

Automobiles - 2.2%
Daimler Finance North America LLC
8.50%, 1/18/2031	1,035,000	1,559,411
Ford Motor Co.
7.45%, 7/16/2031	1,447,000	1,853,871
4.75%, 1/15/2043	1,702,000	1,643,274
General Motors Co.
4.88%, 10/2/2023	222,000	239,780
6.25%, 10/2/2043	1,340,000	1,504,018
5.20%, 4/1/2045	669,000	662,181
		7,462,535
Banks - 22.7%
Bank of America Corp.
4.13%, 1/22/2024	163,000	174,539
4.00%, 4/1/2024	500,000	531,176
4.20%, 8/26/2024	828,000	871,978
4.00%, 1/22/2025	622,000	643,970
Series L, 3.95%, 4/21/2025	1,159,000	1,196,839
3.88%, 8/1/2025	320,000	336,468
4.45%, 3/3/2026	577,000	613,437
3.50%, 4/19/2026	1,181,000	1,202,456
4.25%, 10/22/2026	682,000	716,813
6.11%, 1/29/2037	548,000	683,242
7.75%, 5/14/2038	846,000	1,239,242
5.88%, 2/7/2042	650,000	838,105
5.00%, 1/21/2044	942,000	1,093,653
4.88%, 4/1/2044	651,000	742,258
Barclays plc
4.38%, 9/11/2024	446,000	456,945
4.38%, 1/12/2026	400,000	420,577
5.20%, 5/12/2026	825,000	882,441
BNP Paribas
3.25%, 3/3/2023	1,500,000	1,553,529
Citigroup, Inc.
3.50%, 5/15/2023	991,000	1,012,954
3.88%, 3/26/2025	1,230,000	1,260,150
4.40%, 6/10/2025	630,000	666,200
5.50%, 9/13/2025	309,000	349,311
3.70%, 1/12/2026	425,000	438,076
4.60%, 3/9/2026	921,000	982,894
3.40%, 5/1/2026	813,000	820,253
4.30%, 11/20/2026	732,000	766,369
4.45%, 9/29/2027	1,614,000	1,710,253
4.13%, 7/25/2028	100,000	103,203
5.88%, 1/30/2042	146,000	186,112
6.68%, 9/13/2043	632,000	857,615
4.65%, 7/30/2045	190,000	209,168
4.75%, 5/18/2046	566,000	608,666
Cooperatieve Rabobank UA
4.63%, 12/1/2023	1,309,000	1,423,024
3.75%, 7/21/2026	450,000	459,506
5.25%, 5/24/2041	3,221,000	3,981,296
5.25%, 8/4/2045	263,000	311,496
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/9/2023	263,000	274,217
3.75%, 3/26/2025	400,000	409,976
4.88%, 5/15/2045	1,299,000	1,452,687
Discover Bank
4.20%, 8/8/2023	250,000	267,081
Fifth Third Bancorp
8.25%, 3/1/2038	1,092,000	1,676,504
HSBC Holdings plc
4.25%, 3/14/2024	627,000	660,043
3.90%, 5/25/2026	400,000	419,758
4.38%, 11/23/2026	500,000	525,617
6.50%, 5/2/2036	1,806,000	2,341,697
6.50%, 9/15/2037	1,472,000	1,919,337
6.80%, 6/1/2038	2,913,000	3,940,217
5.25%, 3/14/2044	417,000	485,156
JPMorgan Chase & Co.
3.38%, 5/1/2023	945,000	969,616
3.88%, 2/1/2024	1,842,000	1,962,993
3.63%, 5/13/2024	1,002,000	1,051,241
3.88%, 9/10/2024	962,000	1,007,136
4.25%, 10/1/2027	100,000	106,411
6.40%, 5/15/2038	719,000	968,250
5.50%, 10/15/2040	472,000	582,858
5.60%, 7/15/2041	313,000	390,531
5.40%, 1/6/2042	892,000	1,091,109
5.63%, 8/16/2043	440,000	536,764
4.85%, 2/1/2044	460,000	532,449
4.95%, 6/1/2045	781,000	889,458
Lloyds Banking Group plc
4.50%, 11/4/2024	206,000	217,426
4.65%, 3/24/2026	328,000	348,622
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026	254,000	268,285
3.68%, 2/22/2027	1,830,000	1,917,052
National Australia Bank Ltd.
2.50%, 7/12/2026	357,000	343,559
Royal Bank of Scotland Group plc
3.88%, 9/12/2023	250,000	255,934
Santander Issuances SAU
5.18%, 11/19/2025	200,000	215,810
Santander UK plc
4.00%, 3/13/2024	1,160,000	1,236,590
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/2026	1,290,000	1,359,500
2.63%, 7/14/2026	506,000	489,701
3.01%, 10/19/2026	200,000	199,121
3.45%, 1/11/2027	665,000	684,760
3.36%, 7/12/2027	700,000	717,254
Wells Fargo & Co.
4.13%, 8/15/2023	550,000	586,570
3.30%, 9/9/2024	1,100,000	1,127,505
3.00%, 2/19/2025	1,252,000	1,254,728
3.55%, 9/29/2025	703,000	727,896
3.00%, 4/22/2026	826,000	817,076
4.10%, 6/3/2026	1,662,000	1,745,259
3.00%, 10/23/2026	1,620,000	1,601,687
5.38%, 11/2/2043	100,000	117,150
4.65%, 11/4/2044	650,000	692,040
3.90%, 5/1/2045	748,000	757,610
4.90%, 11/17/2045	536,000	591,543
4.75%, 12/7/2046	669,000	726,643
Wells Fargo Bank NA
6.60%, 1/15/2038	250,000	345,884
Westpac Banking Corp.
2.85%, 5/13/2026	1,200,000	1,190,657
2.70%, 8/19/2026	406,000	397,642

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
3.35%, 3/8/2027	880,000	904,637
		76,643,461
Beverages - 2.5%
Anheuser-Busch InBev Finance, Inc.
3.70%, 2/1/2024	985,000	1,043,531
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	200,000	226,108
3.75%, 7/15/2042	1,409,000	1,369,253
Coca-Cola Co. (The)
3.20%, 11/1/2023	637,000	666,798
2.88%, 10/27/2025	1,098,000	1,116,695
2.25%, 9/1/2026	1,617,000	1,557,166
Constellation Brands, Inc.
4.25%, 5/1/2023	915,000	987,863
Molson Coors Brewing Co.
5.00%, 5/1/2042	784,000	866,690
PepsiCo, Inc.
5.50%, 1/15/2040	400,000	507,190
Pepsi-Cola Metropolitan Bottling Co., Inc.
Series B, 7.00%, 3/1/2029	120,000	164,803
		8,506,097
Biotechnology - 0.5%
AbbVie, Inc.
4.40%, 11/6/2042	1,615,000	1,675,102

Capital Markets - 7.7%
BlackRock, Inc.
3.50%, 3/18/2024	873,000	925,517
Deutsche Bank AG
3.70%, 5/30/2024	942,000	963,588
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	3,454,000	3,617,499
6.13%, 2/15/2033	1,639,000	2,065,188
6.75%, 10/1/2037	1,039,000	1,370,340
6.25%, 2/1/2041	1,038,000	1,375,500
5.15%, 5/22/2045	1,543,000	1,760,580
Morgan Stanley
Series F, 3.88%, 4/29/2024	1,182,000	1,243,990
3.70%, 10/23/2024	1,386,000	1,443,746
4.00%, 7/23/2025	858,000	905,550
5.00%, 11/24/2025	2,640,000	2,905,684
3.88%, 1/27/2026	1,078,000	1,126,833
3.13%, 7/27/2026	150,000	148,046
4.35%, 9/8/2026	730,000	765,565
3.63%, 1/20/2027	622,000	636,620
4.30%, 1/27/2045	591,000	618,128
4.38%, 1/22/2047	600,000	636,009
State Street Corp.
3.10%, 5/15/2023	439,000	451,150
3.70%, 11/20/2023	956,000	1,027,746
3.30%, 12/16/2024	671,000	700,897
3.55%, 8/18/2025	1,250,000	1,325,833
		26,014,009
Chemicals - 0.2%
Dow Chemical Co. (The)
7.38%, 11/1/2029	470,000	633,380

Communications Equipment - 0.7%
Cisco Systems, Inc.
3.63%, 3/4/2024	1,676,000	1,790,274
5.90%, 2/15/2039	566,000	744,789
		2,535,063
Consumer Finance - 0.7%
American Express Co.
4.05%, 12/3/2042	1,120,000	1,146,346
Ford Motor Credit Co. LLC
4.38%, 8/6/2023	729,000	769,505
John Deere Capital Corp.
2.80%, 3/6/2023	300,000	306,862
		2,222,713
Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	1,246,000	1,392,541
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	437,000	476,217
Shell International Finance BV
3.40%, 8/12/2023	529,000	557,191
3.25%, 5/11/2025	2,087,000	2,164,059
2.88%, 5/10/2026	475,000	477,632
2.50%, 9/12/2026	898,000	877,819
4.13%, 5/11/2035	684,000	729,720
6.38%, 12/15/2038	438,000	597,481
5.50%, 3/25/2040	528,000	654,739
4.55%, 8/12/2043	897,000	983,421
4.38%, 5/11/2045	1,586,000	1,704,826
4.00%, 5/10/2046	650,000	660,418
3.75%, 9/12/2046	1,186,000	1,154,809
		12,430,873
Diversified Telecommunication Services - 5.6%
AT&T, Inc.
6.30%, 1/15/2038	246,000	288,923
5.35%, 9/1/2040	860,000	907,321
5.55%, 8/15/2041	1,726,000	1,874,913
5.15%, 3/15/2042	260,000	265,448
CC Holdings GS V LLC,
3.85%, 4/15/2023	434,000	457,310
Telefonica Emisiones SAU
4.10%, 3/8/2027	600,000	626,898
7.05%, 6/20/2036	1,625,000	2,151,799
5.21%, 3/8/2047	1,117,000	1,242,798
Verizon Communications, Inc.
5.15%, 9/15/2023	816,000	911,992
2.63%, 8/15/2026	3,080,000	2,889,226
4.50%, 8/10/2033	1,000,000	1,011,969
4.27%, 1/15/2036	1,501,000	1,459,997
4.13%, 8/15/2046	240,000	212,866
4.86%, 8/21/2046	2,712,000	2,685,707
4.52%, 9/15/2048	2,122,000	1,994,968
		18,982,135
Electric Utilities - 1.4%
Duke Energy Florida LLC
6.40%, 6/15/2038	23,000	32,004
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	1,114,000	1,504,153
Georgia Power Co.
4.30%, 3/15/2042	931,000	985,405
Pacific Gas & Electric Co.
6.05%, 3/1/2034	1,776,000	2,316,296
		4,837,858
Energy Equipment & Services - 0.1%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	186,000	217,967
Halliburton Co.
7.45%, 9/15/2039	100,000	138,304
		356,271
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.
5.00%, 2/15/2024	300,000	333,309
Weyerhaeuser Co.
7.38%, 3/15/2032	997,000	1,415,662
		1,748,971
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.
5.25%, 9/1/2035	1,037,000	1,286,491
6.50%, 8/15/2037	1,000,000	1,408,817
6.20%, 4/15/2038	387,000	531,580

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
5.63%, 4/1/2040	530,000	684,826
5.00%, 10/25/2040	393,000	474,091
5.63%, 4/15/2041	1,843,000	2,405,000
		6,790,805
Food Products - 0.9%
JM Smucker Co. (The)
3.50%, 3/15/2025	1,148,000	1,190,838
Kraft Heinz Foods Co.
5.00%, 6/4/2042	1,274,000	1,343,951
Unilever Capital Corp.
5.90%, 11/15/2032	304,000	405,410
		2,940,199
Health Care Equipment & Supplies - 1.6%
Medtronic, Inc.
3.50%, 3/15/2025	3,440,000	3,626,544
4.38%, 3/15/2035	982,000	1,085,627
4.63%, 3/15/2045	691,000	783,230
		5,495,401
Health Care Providers & Services - 2.6%
HCA, Inc.
4.75%, 5/1/2023	130,000	137,124
5.00%, 3/15/2024	414,000	439,875
5.25%, 4/15/2025	2,013,000	2,171,524
Howard Hughes Medical Institute
3.50%, 9/1/2023	482,000	511,403
UnitedHealth Group, Inc.
3.75%, 7/15/2025	1,877,000	1,998,738
3.10%, 3/15/2026	998,000	1,016,189
4.63%, 7/15/2035	416,000	478,669
6.88%, 2/15/2038	920,000	1,327,186
4.75%, 7/15/2045	494,000	575,866
		8,656,574
Household Products - 0.4%
Procter & Gamble Co. (The)
3.10%, 8/15/2023	621,000	652,491
5.55%, 3/5/2037	608,000	819,129
		1,471,620
Industrial Conglomerates - 2.6%
General Electric Co.
6.75%, 3/15/2032	995,000	1,393,065
5.88%, 1/14/2038	1,824,000	2,380,425
6.88%, 1/10/2039	1,775,000	2,587,686
4.13%, 10/9/2042	1,432,000	1,518,243
4.50%, 3/11/2044	896,000	999,896
		8,879,315
Insurance - 2.1%
American International Group, Inc.
4.13%, 2/15/2024	464,000	495,895
AXA SA
8.60%, 12/15/2030	1,618,000	2,340,032
Manulife Financial Corp.
4.15%, 3/4/2026	1,368,000	1,471,704
MetLife, Inc.
3.60%, 4/10/2024	111,000	117,004
5.70%, 6/15/2035	1,019,000	1,274,712
4.05%, 3/1/2045	1,359,000	1,387,909
		7,087,256
IT Services - 1.4%
International Business Machines Corp.
3.38%, 8/1/2023	730,000	762,932
3.63%, 2/12/2024	1,702,000	1,793,594
3.45%, 2/19/2026	500,000	518,564
4.00%, 6/20/2042	410,000	415,689
Mastercard, Inc.
3.38%, 4/1/2024	1,208,000	1,272,923
		4,763,702
Machinery - 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	1,178,000	1,205,518

Media - 6.2%
21st Century Fox America, Inc.
6.40%, 12/15/2035	673,000	866,414
6.15%, 3/1/2037	669,000	851,627
6.65%, 11/15/2037	1,387,000	1,843,784
Comcast Corp.
3.60%, 3/1/2024	892,000	942,276
4.25%, 1/15/2033	1,011,000	1,081,154
6.50%, 11/15/2035	1,414,000	1,860,151
6.45%, 3/15/2037	982,000	1,296,673
6.95%, 8/15/2037	273,000	379,652
6.40%, 5/15/2038	792,000	1,050,798
4.75%, 3/1/2044	195,000	215,286
NBCUniversal Media LLC
5.95%, 4/1/2041	1,695,000	2,157,628
4.45%, 1/15/2043	180,000	190,293
Time Warner Cable LLC
7.30%, 7/1/2038	674,000	831,192
6.75%, 6/15/2039	754,000	887,349
Time Warner Entertainment Co. LP
8.38%, 3/15/2023	665,000	834,326
8.38%, 7/15/2033	302,000	405,784
Time Warner, Inc.
6.10%, 7/15/2040	580,000	673,760
6.25%, 3/29/2041	800,000	956,985
Viacom, Inc.
6.88%, 4/30/2036	669,000	755,551
4.38%, 3/15/2043	1,313,000	1,127,945
Walt Disney Co. (The)
3.00%, 2/13/2026	300,000	304,677
1.85%, 7/30/2026	1,607,000	1,493,903
		21,007,208
Metals & Mining - 2.6%
BHP Billiton Finance USA Ltd.
3.85%, 9/30/2023	1,270,000	1,378,491
4.13%, 2/24/2042	583,000	615,338
5.00%, 9/30/2043	770,000	911,684
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	702,000	850,402
Southern Copper Corp.
6.75%, 4/16/2040	100,000	122,140
5.25%, 11/8/2042	938,000	1,000,455
Vale Overseas Ltd.
6.25%, 8/10/2026	970,000	1,101,920
6.88%, 11/21/2036	942,000	1,077,177
6.88%, 11/10/2039	257,000	292,980
Vale SA
5.63%, 9/11/2042	1,264,000	1,286,120
		8,636,707
Multiline Retail - 0.7%
Target Corp.
3.50%, 7/1/2024	398,000	417,679
2.50%, 4/15/2026	506,000	485,701
4.00%, 7/1/2042	680,000	684,029
3.63%, 4/15/2046	872,000	819,509
		2,406,918
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co.
6.50%, 9/15/2037	805,000	1,097,540

Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.
6.45%, 9/15/2036	923,000	1,079,053
Apache Corp.
6.00%, 1/15/2037	812,000	935,939

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
BP Capital Markets plc
2.75%, 5/10/2023	1,371,000	1,377,089
3.81%, 2/10/2024	701,000	745,821
3.51%, 3/17/2025	488,000	509,211
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	580,000	682,705
Cenovus Energy, Inc.
6.75%, 11/15/2039	1,234,000	1,334,010
CNOOC Finance 2013 Ltd.
3.00%, 5/9/2023	200,000	201,511
CNOOC Finance 2015 USA LLC
3.50%, 5/5/2025	450,000	461,546
ConocoPhillips
6.50%, 2/1/2039	1,569,000	2,065,031
ConocoPhillips Holding Co.
6.95%, 4/15/2029	100,000	130,526
Devon Financing Co. LLC
7.88%, 9/30/2031	421,000	556,535
Ecopetrol SA
5.88%, 9/18/2023	1,075,000	1,192,712
4.13%, 1/16/2025	351,000	351,878
5.88%, 5/28/2045	941,000	915,687
Hess Corp.
5.60%, 2/15/2041	1,332,000	1,301,078
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	660,000	792,555
Kinder Morgan, Inc.
7.75%, 1/15/2032	319,000	410,561
Nexen Energy ULC
6.40%, 5/15/2037	1,392,000	1,812,653
Phillips 66
5.88%, 5/1/2042	868,000	1,073,699
Statoil ASA
3.70%, 3/1/2024	1,403,000	1,494,506
Suncor Energy, Inc.
6.50%, 6/15/2038	309,000	401,517
Total Capital Canada Ltd.
2.75%, 7/15/2023	110,000	112,116
Total Capital International SA
3.70%, 1/15/2024	103,000	109,662
3.75%, 4/10/2024	561,000	599,794
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	469,000	611,705
7.63%, 1/15/2039	413,000	608,469
Valero Energy Corp.
6.63%, 6/15/2037	900,000	1,120,030
Williams Partners LP
6.30%, 4/15/2040	612,000	721,592
		23,709,191
Pharmaceuticals - 6.8%
AstraZeneca plc
3.38%, 11/16/2025	714,000	730,502
6.45%, 9/15/2037	1,631,000	2,164,758
4.00%, 9/18/2042	329,000	326,891
4.38%, 11/16/2045	716,000	749,571
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/2023	514,000	527,992
6.38%, 5/15/2038	751,000	1,035,212
Merck & Co., Inc.
2.80%, 5/18/2023	970,000	996,012
4.15%, 5/18/2043	1,056,000	1,139,749
Novartis Capital Corp.
3.40%, 5/6/2024	1,239,000	1,305,605
4.40%, 5/6/2044	908,000	1,019,301
Pfizer, Inc.
3.00%, 6/15/2023	483,000	503,992
3.40%, 5/15/2024	1,232,000	1,304,238
2.75%, 6/3/2026	946,000	944,627
3.00%, 12/15/2026	1,194,000	1,215,817
4.00%, 12/15/2036	644,000	696,271
7.20%, 3/15/2039	1,070,000	1,610,400
4.13%, 12/15/2046	390,000	417,973
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/2023	674,000	635,162
3.15%, 10/1/2026	2,992,000	2,751,872
4.10%, 10/1/2046	1,670,000	1,407,424
Wyeth LLC
5.95%, 4/1/2037	1,096,000	1,453,365
		22,936,734
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.
4.80%, 10/1/2041	1,586,000	1,836,919

Software - 1.0%
Microsoft Corp.
4.50%, 10/1/2040	160,000	180,508
5.30%, 2/8/2041	168,000	210,417
Oracle Corp.
3.63%, 7/15/2023	944,000	1,010,674
6.13%, 7/8/2039	1,174,000	1,569,828
5.38%, 7/15/2040	222,000	271,540
		3,242,967
Specialty Retail - 0.6%
Home Depot, Inc. (The)
5.88%, 12/16/2036	1,688,000	2,203,325

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.
2.40%, 5/3/2023	2,231,000	2,238,438
3.45%, 5/6/2024	2,049,000	2,159,367
2.50%, 2/9/2025	700,000	691,416
3.20%, 5/13/2025	1,702,000	1,760,366
3.85%, 5/4/2043	1,055,000	1,071,940
4.45%, 5/6/2044	338,000	375,497
3.45%, 2/9/2045	906,000	868,875
4.38%, 5/13/2045	432,000	473,246
HP, Inc.
6.00%, 9/15/2041	825,000	879,767
		10,518,912
Thrifts & Mortgage Finance - 0.2%
BPCE SA
4.00%, 4/15/2024	500,000	534,472

Tobacco - 1.3%
Altria Group, Inc.
4.00%, 1/31/2024	735,000	789,163
5.38%, 1/31/2044	1,634,000	1,938,251
Philip Morris International, Inc.
6.38%, 5/16/2038	593,000	792,222
4.25%, 11/10/2044	935,000	978,370
		4,498,006
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV
6.38%, 3/1/2035	1,082,000	1,372,707
6.13%, 3/30/2040	1,526,000	1,902,160
Telefonica Europe BV
8.25%, 9/15/2030	710,000	1,012,087
Vodafone Group plc
6.15%, 2/27/2037	958,000	1,187,144
4.38%, 2/19/2043	650,000	661,190
		6,135,288
TOTAL CORPORATE BONDS (Cost $314,979,497)		326,048,162

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 0.3%

REPURCHASE AGREEMENT(a) - 0.3%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $883,191 (Cost $883,167)	883,167	883,167

Total Investments - 96.7% (Cost $315,862,664)		326,931,329
Other Assets Less Liabilities - 3.3%		11,232,593
Net assets - 100.0%		338,163,922

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,333,481
Aggregate gross unrealized depreciation	(1,450,872)
Net unrealized appreciation	$9,882,609
Federal income tax cost	$315,981,292

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
U.S. Treasury 10 Year Note	1,165	12/19/2017	USD	$147,936,797	$(309,387)
U.S. Treasury Long Bond	1,080	12/19/2017	USD	168,581,250	(660,019)
U.S. Treasury Ultra Bond	101	12/19/2017	USD	17,075,312	(98,022)
					$(1,067,428)

Cash collateral in the amount of $5,448,795 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

FOREIGN GOVERNMENT SECURITIES - 69.4%

Argentina Government International Bond
6.88%, 4/22/2021	150,000	163,050
5.63%, 1/26/2022	240,000	251,040
Brazilian Government International Bond
8.88%, 10/14/2019	120,000	136,560
Chile Government International Bond
3.25%, 9/14/2021	100,000	104,625
Colombia Government International Bond
11.75%, 2/25/2020	130,000	160,030
Croatia Government International Bond
6.63%, 7/14/2020(a)	200,000	221,004
Export-Import Bank of Korea (The)
5.13%, 6/29/2020	200,000	214,818
Hazine Mustesarligi Varlik Kiralama A/S
4.56%, 10/10/2018(a)	230,000	234,784
Hungary Government International Bond
6.38%, 3/29/2021	150,000	169,963
Indonesia Government International Bond
5.88%, 3/13/2020(a)	300,000	327,579
Korea International Bond
7.13%, 4/16/2019	300,000	324,747
Lithuania Government International Bond
6.13%, 3/9/2021(a)	150,000	168,916
Mexico Government International Bond
3.50%, 1/21/2021	60,000	63,030
3.63%, 3/15/2022	64,000	67,200
Philippine Government International Bond
6.50%, 1/20/2020	170,000	188,555
Poland Government International Bond
6.38%, 7/15/2019	140,000	152,051
5.00%, 3/23/2022	80,000	89,360
Qatar Government International Bond
4.50%, 1/20/2022(a)	300,000	319,890
Republic of Lebanon
8.25%, 4/12/2021(a)	250,000	267,625
Republic of Pakistan
7.25%, 4/15/2019(a)	200,000	208,885
Romania Government International Bond
6.75%, 2/7/2022(a)	80,000	93,346
Russian Foreign Bond
5.00%, 4/29/2020(a)	200,000	212,082
Serbia International Bond
4.88%, 2/25/2020(a)	200,000	210,064
South Africa Government International Bond
6.88%, 5/27/2019	200,000	215,363
Sri Lanka Government International Bond
6.25%, 10/4/2020(a)	200,000	213,984
Turkey Government International Bond
7.50%, 11/7/2019	200,000	219,448
Ukraine Government International Bond
7.75%, 9/1/2021	130,000	135,533
United Mexican States
5.13%, 1/15/2020	182,000	196,105
Venezuela Government International Bond
7.00%, 12/1/2018(a)	60,000	35,400
7.75%, 10/13/2019(a)	60,000	26,400
6.00%, 12/9/2020(a)	60,000	23,100
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $5,367,837)		5,414,537

CORPORATE BONDS - 28.4%

Banks - 6.5%
QNB Finance Ltd.
2.13%, 9/7/2021(a)	200,000	191,910
Russian Agricultural Bank OJSC
7.75%, 5/29/2018(a)	200,000	207,508
Vnesheconombank
6.90%, 7/9/2020	100,000	108,142
		507,560
Diversified Financial Services - 5.4%
Banco Nacional de Desenvolvimento Economico e Social
6.37%, 6/16/2018(a)	200,000	206,026
Gazprom OAO
6.00%, 1/23/2021(a)	200,000	215,594
		421,620
Electric Utilities - 2.8%
Majapahit Holding BV
8.00%, 8/7/2019(a)	200,000	221,500

Metals & Mining - 1.4%
Corp. Nacional del Cobre de Chile
3.75%, 11/4/2020(a)	100,000	105,535

Oil, Gas & Consumable Fuels - 12.3%
KazMunayGas National Co. JSC
6.38%, 4/9/2021(a)	200,000	220,008
Petrobras Global Finance BV
5.75%, 1/20/2020	115,000	120,923
4.88%, 3/17/2020	160,000	163,800
5.38%, 1/27/2021	100,000	103,420
Petroleos Mexicanos
6.00%, 3/5/2020	72,000	77,652
3.50%, 7/23/2020	80,000	82,120
5.38%, 3/13/2022(a)	180,000	193,140
		961,063
TOTAL CORPORATE BONDS (Cost $2,156,084)		2,217,278

SHORT-TERM INVESTMENT - 1.0%

REPURCHASE AGREEMENT(b) - 1.0%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $76,939 (Cost $76,937)	76,937	76,937

Total Investments - 98.8% (Cost $7,600,858)		7,708,752
Other Assets Less Liabilities - 1.2%		90,813
Net assets - 100.0%		7,799,565

(a)                   Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At August 31, 2017, the value of these securities amounted to $4,124,280 or 52.88% of net assets of the Fund.

See accompanying notes to schedules of portfolio investments.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

OJSC	Open Joint Stock Company

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,938
Aggregate gross unrealized depreciation	(30,044)
Net unrealized appreciation	$107,894
Federal income tax cost	$7,600,858

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of August 31, 2017:

Russia	9.5%
Brazil	9.4%
Mexico	8.7%
Indonesia	7.0%
South Korea	6.9%
Qatar	6.6%
Turkey	5.8%
Argentina	5.3%
Lebanon	3.4%
Poland	3.1%
Croatia	2.8%
Kazakhstan	2.8%
South Africa	2.8%
Sri Lanka	2.7%
Chile	2.7%
Serbia	2.7%
Pakistan	2.7%
Philippines	2.4%
Hungary	2.2%
Lithuania	2.2%
Colombia	2.1%
Ukraine	1.7%
Romania	1.2%
Venezuela	1.1%
Other (1)	2.2%
100.0%

(1)                   Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

USD Covered Bond

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 98.8%

Banks - 94.2%
Australia & New Zealand Banking Group Ltd.
2.05%, 5/27/2020(a)	250,000	251,344
Bank of Montreal
1.75%, 6/15/2021(a)	250,000	247,279
Bank of Nova Scotia (The)
1.85%, 4/14/2020	320,000	319,541
Canadian Imperial Bank of Commerce
2.25%, 7/21/2020(a)	307,000	309,483
Commonwealth Bank of Australia
1.88%, 12/11/2018(a)	300,000	300,423
DNB Boligkreditt A/S
2.00%, 5/28/2020(a)	308,000	308,801
National Australia Bank Ltd.
2.00%, 2/22/2019(a)	295,000	295,971
Norddeutsche Landesbank Girozentrale
2.00%, 2/5/2019(a)	200,000	200,567
Royal Bank of Canada
2.00%, 10/1/2018	330,000	331,366
2.20%, 9/23/2019	300,000	302,575
1.88%, 2/5/2020	380,000	380,691
2.10%, 10/14/2020	250,000	250,746
2.30%, 3/22/2021	340,000	342,706
SpareBank 1 Boligkreditt A/S
1.75%, 11/15/2019(a)	300,000	298,687
Stadshypotek AB
1.88%, 10/2/2019(a)	312,000	312,291
Toronto-Dominion Bank (The)
1.95%, 4/2/2020(a)	311,000	311,366
Westpac Banking Corp.
1.85%, 11/26/2018(a)	440,000	441,049
2.00%, 5/21/2019(a)	200,000	200,838
2.00%, 3/3/2020(a)	350,000	350,735
2.10%, 2/25/2021(a)	445,000	446,432
		6,202,891

Capital Markets - 4.6%
ING Bank NV
2.63%, 12/5/2022(a)	300,000	304,984

TOTAL CORPORATE BONDS (Cost $6,495,874)		6,507,875

SHORT-TERM INVESTMENT - 0.8%

REPURCHASE AGREEMENT(b) - 0.8%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $51,187 (Cost $51,187)	51,187	51,187

Total Investments - 99.6% (Cost $6,547,061)		6,559,062
Other Assets Less Liabilities - 0.4%		28,353
Net assets - 100.0%		6,587,415

(a)                   Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at August 31, 2017 amounts to $4,580,250, which represents approximately 69.53% of net assets of the Fund.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,433
Aggregate gross unrealized depreciation	(11,432)
Net unrealized appreciation	$12,001
Federal income tax cost	$6,547,061

See accompanying notes to schedules of portfolio investments.

USD Covered Bond invested, as a percentage of net assets, in the following countries as of August 31, 2017:

Canada	42.5%
Australia	34.7%
Norway	9.2%
Sweden	4.7%
Netherlands	4.6%
Germany	3.1%
Other (1)	1.2%
100.0%

(1)                   Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

German Sovereign/Sub-Sovereign ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments		Principal Amount ($)	Value ($)

FOREIGN GOVERNMENT SECURITIES - 65.1%

Bund Laender Anleihe
1.50%, 7/15/2020(a)	EUR	139,000	174,003
Bundesrepublik Deutschland
3.50%, 7/4/2019(a)	EUR	136,000	174,435
1.75%, 7/4/2022(a)	EUR	140,000	184,017
1.00%, 8/15/2025(a)	EUR	148,000	189,299
0.00%, 8/15/2026(a)	EUR	175,000	204,158
0.25%, 2/15/2027	EUR	158,000	187,109
Gemeinsame Deutsche Bundeslaender
1.75%, 6/13/2022	EUR	75,000	97,000
0.50%, 2/5/2025(a)	EUR	65,000	78,350
State of Baden-Wurttemberg
1.00%, 7/18/2022(a)	EUR	67,000	83,813
2.00%, 11/13/2023(a)	EUR	76,000	100,889
State of Berlin
0.75%, 11/11/2022(a)	EUR	67,000	82,799
0.25%, 4/22/2025(a)	EUR	70,000	82,554
State of Brandenburg
1.50%, 2/12/2020(a)	EUR	42,000	52,195
3.50%, 6/15/2021(a)	EUR	48,000	65,131
State of Hesse
0.25%, 6/10/2025(a)	EUR	150,000	176,851
State of Lower Saxony
2.13%, 1/16/2024(a)	EUR	100,000	133,668
State of North Rhine-Westphalia
1.25%, 3/13/2020(a)	EUR	63,000	77,955
1.88%, 9/15/2022(a)	EUR	81,000	105,608
State of Rhineland-Palatinate
0.10%, 8/18/2026(a)	EUR	130,000	148,894
State of Saxony-Anhalt
1.63%, 4/25/2023(a)	EUR	75,000	96,982
1.88%, 4/10/2024(a)	EUR	46,000	60,683
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,537,513)			2,556,393

CORPORATE BONDS - 34.0%

Banks - 34.0%
Kreditanstalt fuer Wiederaufbau
3.88%, 1/21/2019	EUR	135,000	170,331
3.38%, 1/18/2021	EUR	130,000	174,230
0.00%, 6/30/2021	EUR	155,000	186,511
0.13%, 1/15/2024	EUR	160,000	191,217
0.63%, 2/22/2027	EUR	153,000	183,888
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.13%, 11/5/2020(a)	EUR	128,000	154,070
Landwirtschaftliche Rentenbank
0.25%, 11/24/2022(a)	EUR	56,000	67,779
0.63%, 2/20/2030(a)	EUR	75,000	86,105
NRW Bank
3.88%, 1/27/2020(a)	EUR	54,000	70,734
0.50%, 5/11/2026(a)	EUR	43,000	51,114
TOTAL CORPORATE BONDS (Cost $1,291,625)			1,335,979

SHORT-TERM INVESTMENT - 0.2%

REPURCHASE AGREEMENT(b) - 0.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $8,035 (Cost $8,035)		8,035	8,035

Total Investments - 99.3% (Cost $3,837,173)			3,900,407
Other Assets Less Liabilities - 0.7%			29,125
Net assets - 100.0%			3,929,532

(a)                   Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At August 31, 2017, the value of these securities amounted to $2,702,086 or 68.76% of net assets of the Fund.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

EUR	Euro

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,384
Aggregate gross unrealized depreciation	(102,150)
Net unrealized appreciation	$63,234
Federal income tax cost	$3,837,173

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 14.0%

Aerospace & Defense - 0.2%
AAR Corp.	107	3,858
Aerojet Rocketdyne Holdings, Inc.*	229	6,785
Aerovironment, Inc.*	69	3,382
Arconic, Inc.	1	25
Astronics Corp.*	71	1,867
Astronics Corp., Class B*	3	79
Axon Enterprise, Inc.*	173	3,756
Cubic Corp.	84	3,608
Curtiss-Wright Corp.	147	14,232
DigitalGlobe, Inc.*	205	7,052
Ducommun, Inc.*	35	962
Engility Holdings, Inc.*	60	1,864
Esterline Technologies Corp.*	87	7,430
KeyW Holding Corp. (The)*	160	1,144
KLX, Inc.*	172	8,246
Kratos Defense & Security Solutions, Inc.*	238	3,184
Mercury Systems, Inc.*	155	7,479
Moog, Inc., Class A*	106	8,137
National Presto Industries, Inc.	16	1,594
Sparton Corp.*	32	741
Triumph Group, Inc.	162	4,261
Vectrus, Inc.*	36	1,029
		90,715
Air Freight & Logistics - 0.0%(a)
Air Transport Services Group, Inc.*	173	3,972
Atlas Air Worldwide Holdings, Inc.*	77	5,143
Echo Global Logistics, Inc.*	91	1,383
Forward Air Corp.	100	5,197
Hub Group, Inc., Class A*	108	4,153
Park-Ohio Holdings Corp.	29	1,156
Radiant Logistics, Inc.*	124	626
		21,630
Airlines - 0.0%(a)
Allegiant Travel Co.	43	5,074
Hawaiian Holdings, Inc.*	176	7,541
SkyWest, Inc.	168	5,830
		18,445
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.*	277	4,047
Cooper Tire & Rubber Co.	176	5,913
Cooper-Standard Holdings, Inc.*	58	5,834
Dana, Inc.	482	11,602
Dorman Products, Inc.*	91	6,044
Fox Factory Holding Corp.*	116	4,640
Gentherm, Inc.*	122	3,800
Horizon Global Corp.*	85	1,462
LCI Industries	80	7,904
Modine Manufacturing Co.*	164	2,649
Motorcar Parts of America, Inc.*	62	1,629
Shiloh Industries, Inc.*	29	254
Standard Motor Products, Inc.	71	3,131
Stoneridge, Inc.*	89	1,474
Superior Industries International, Inc.	82	1,201
Tenneco, Inc.	177	9,593
Tower International, Inc.	66	1,482
		72,659
Automobiles - 0.0%(a)
Winnebago Industries, Inc.	105	3,796

Banks - 1.4%
1st Source Corp.	53	2,474
Access National Corp.	49	1,258
ACNB Corp.	20	523
Allegiance Bancshares, Inc.*	38	1,294
American National Bankshares, Inc.	27	985
Ameris Bancorp	120	5,286
Ames National Corp.	28	759
Arrow Financial Corp.	38	1,227
Atlantic Capital Bancshares, Inc.*	69	1,239
Banc of California, Inc.	144	2,671
BancFirst Corp.	56	2,822
Banco Latinoamericano de Comercio Exterior SA, Class E	101	2,723
Bancorp, Inc. (The)*	163	1,280
BancorpSouth, Inc.	286	8,308
Bank of Commerce Holdings	51	538
Bank of Marin Bancorp	20	1,309
Bank of NT Butterfield & Son Ltd. (The)	178	5,853
Bankwell Financial Group, Inc.	20	678
Banner Corp.	109	6,008
Bar Harbor Bankshares	50	1,313
BCB Bancorp, Inc.	31	440
Berkshire Hills Bancorp, Inc.	118	3,988
Blue Hills Bancorp, Inc.	79	1,477
Boston Private Financial Holdings, Inc.	277	4,072
Bridge Bancorp, Inc.	63	1,947
Brookline Bancorp, Inc.	249	3,573
Bryn Mawr Bank Corp.	56	2,293
BSB Bancorp, Inc.*	28	798
C&F Financial Corp.	11	515
Cadence BanCorp*	29	604
California First National Bancorp	7	113
Camden National Corp.	51	1,989
Capital Bank Financial Corp., Class A	96	3,610
Capital City Bank Group, Inc.	37	766
Capstar Financial Holdings, Inc.*	29	503
Carolina Financial Corp.	48	1,633
Cathay General Bancorp	250	8,818
CenterState Banks, Inc.	179	4,380
Central Pacific Financial Corp.	99	2,871
Central Valley Community Bancorp	33	649
Century Bancorp, Inc., Class A	10	668
Chemical Financial Corp.	235	10,671
Chemung Financial Corp.	11	444
Citizens & Northern Corp.	39	875
City Holding Co.	50	3,166
Civista Bancshares, Inc.	33	667
CNB Financial Corp.	49	1,184
CoBiz Financial, Inc.	126	2,148
Codorus Valley Bancorp, Inc.	27	676
Columbia Banking System, Inc.	193	7,174
Commerce Union Bancshares, Inc.	23	552
Community Bank System, Inc.	163	8,388
Community Bankers Trust Corp.*	71	596
Community Financial Corp. (The)	13	455
Community Trust Bancorp, Inc.	51	2,170
ConnectOne Bancorp, Inc.	100	2,280
County Bancorp, Inc.	16	480
CU Bancorp*	55	1,961
Customers Bancorp, Inc.*	93	2,621
CVB Financial Corp.	344	7,121
DNB Financial Corp.	10	326
Eagle Bancorp, Inc.*	105	6,531
Enterprise Bancorp, Inc.	31	992
Enterprise Financial Services Corp.	75	2,865
Equity Bancshares, Inc., Class A*	35	1,195
Evans Bancorp, Inc.	15	620
Farmers & Merchants Bancorp, Inc.	15	1,004
Farmers Capital Bank Corp.	24	899
Farmers National Banc Corp.	84	1,151
FB Financial Corp.*	22	765
FCB Financial Holdings, Inc., Class A*	117	5,101
Fidelity Southern Corp.	72	1,574
Financial Institutions, Inc.	46	1,251
First Bancorp	81	2,506

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
First BanCorp*	544	3,090
First Bancorp, Inc.	34	885
First Bancshares, Inc. (The)	28	790
First Busey Corp.	125	3,616
First Business Financial Services, Inc.	27	575
First Citizens BancShares, Inc., Class A	25	8,513
First Commonwealth Financial Corp.	321	4,048
First Community Bancshares, Inc.	55	1,416
First Connecticut Bancorp, Inc.	47	1,163
First Financial Bancorp	204	4,886
First Financial Bankshares, Inc.	210	8,410
First Financial Corp.	35	1,519
First Financial Northwest, Inc.	28	448
First Foundation, Inc.*	94	1,593
First Guaranty Bancshares, Inc.	13	340
First Internet Bancorp	20	636
First Interstate BancSystem, Inc., Class A	85	2,992
First Merchants Corp.	136	5,341
First Mid-Illinois Bancshares, Inc.	33	1,144
First Midwest Bancorp, Inc.	339	7,146
First Northwest Bancorp*	33	523
First of Long Island Corp. (The)	77	2,060
Flushing Financial Corp.	92	2,515
FNB Bancorp	18	539
Franklin Financial Network, Inc.*	39	1,275
Fulton Financial Corp.	569	9,929
German American Bancorp, Inc.	70	2,278
Glacier Bancorp, Inc.	255	8,469
Great Southern Bancorp, Inc.	36	1,793
Great Western Bancorp, Inc.	196	7,040
Green Bancorp, Inc.*	71	1,424
Guaranty Bancorp	78	2,012
Guaranty Bancshares, Inc.	7	212
Hancock Holding Co.	280	12,306
Hanmi Financial Corp.	105	2,803
HarborOne Bancorp, Inc.*	43	739
Heartland Financial USA, Inc.	81	3,685
Heritage Commerce Corp.	120	1,608
Heritage Financial Corp.	98	2,563
Hilltop Holdings, Inc.	249	5,894
Home BancShares, Inc.	429	10,000
HomeTrust Bancshares, Inc.*	55	1,276
Hope Bancorp, Inc.	430	6,940
Horizon Bancorp	71	1,858
Howard Bancorp, Inc.*	29	573
IBERIABANK Corp.	168	12,869
Independent Bank Corp.	88	6,098
Independent Bank Corp.	67	1,367
Independent Bank Group, Inc.	59	3,283
International Bancshares Corp.	182	6,543
Investar Holding Corp.	27	594
Investors Bancorp, Inc.	860	11,257
Lakeland Bancorp, Inc.	149	2,756
Lakeland Financial Corp.	80	3,477
LCNB Corp.	29	535
LegacyTexas Financial Group, Inc.	157	5,650
Live Oak Bancshares, Inc.	66	1,475
Macatawa Bank Corp.	86	823
MainSource Financial Group, Inc.	82	2,684
MB Financial, Inc.	269	10,698
MBT Financial Corp.	59	599
Mercantile Bank Corp.	53	1,611
Middlefield Banc Corp.	9	405
Midland States Bancorp, Inc.	51	1,558
MidSouth Bancorp, Inc.	29	344
MidWestOne Financial Group, Inc.	37	1,217
MutualFirst Financial, Inc.	20	704
National Bank Holdings Corp., Class A	83	2,671
National Bankshares, Inc.	22	867
National Commerce Corp.*	35	1,391
NBT Bancorp, Inc.	142	4,662
Nicolet Bankshares, Inc.*	30	1,639
Northeast Bancorp	24	518
Northrim BanCorp, Inc.	22	657
Norwood Financial Corp.	13	573
OFG Bancorp	143	1,244
Ohio Valley Banc Corp.	14	461
Old Line Bancshares, Inc.	28	770
Old National Bancorp	446	7,292
Old Point Financial Corp.	12	369
Old Second Bancorp, Inc.	96	1,099
Opus Bank*	69	1,546
Orrstown Financial Services, Inc.	25	611
Pacific Continental Corp.	72	1,710
Pacific Mercantile Bancorp*	51	434
Pacific Premier Bancorp, Inc.*	130	4,602
Paragon Commercial Corp.*	14	726
Park National Corp.	44	4,250
Park Sterling Corp.	171	1,944
Parke Bancorp, Inc.	19	370
Peapack Gladstone Financial Corp.	56	1,706
Penns Woods Bancorp, Inc.	15	644
Peoples Bancorp of North Carolina, Inc.	14	425
Peoples Bancorp, Inc.	54	1,677
Peoples Financial Services Corp.	23	956
People’s Utah Bancorp	45	1,231
Preferred Bank	43	2,313
Premier Financial Bancorp, Inc.	31	586
QCR Holdings, Inc.	40	1,748
Renasant Corp.	143	5,696
Republic Bancorp, Inc., Class A	32	1,139
Republic First Bancorp, Inc.*	162	1,369
S&T Bancorp, Inc.	114	4,097
Sandy Spring Bancorp, Inc.	78	3,008
Seacoast Banking Corp. of Florida*	133	3,042
ServisFirst Bancshares, Inc.	153	5,219
Shore Bancshares, Inc.	41	676
Sierra Bancorp	41	1,038
Simmons First National Corp., Class A	100	5,220
SmartFinancial, Inc.*	24	554
South State Corp.	96	7,896
Southern First Bancshares, Inc.*	21	742
Southern National Bancorp of Virginia, Inc.	61	1,022
Southside Bancshares, Inc.	93	3,038
Southwest Bancorp, Inc.	59	1,490
State Bank Financial Corp.	124	3,332
Sterling Bancorp	437	9,811
Stock Yards Bancorp, Inc.	72	2,506
Stonegate Bank	47	2,266
Summit Financial Group, Inc.	36	788
Sun Bancorp, Inc.	36	841
Sunshine Bancorp, Inc.*	24	518
Texas Capital Bancshares, Inc.*	165	12,251
Tompkins Financial Corp.	49	3,720
Towne Bank	188	5,772
TriCo Bancshares	68	2,419
TriState Capital Holdings, Inc.*	74	1,547
Triumph Bancorp, Inc.*	51	1,438
Trustmark Corp.	224	6,635
Two River Bancorp	24	437
UMB Financial Corp.	150	10,068
Umpqua Holdings Corp.	735	12,863
Union Bankshares Corp.	143	4,480
Union Bankshares, Inc.	13	561
United Bankshares, Inc.	332	11,139
United Community Banks, Inc.	235	6,136
United Security Bancshares	43	398
Unity Bancorp, Inc.	26	451

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Univest Corp. of Pennsylvania	86	2,507
Valley National Bancorp	857	9,590
Veritex Holdings, Inc.*	47	1,241
Washington Trust Bancorp, Inc.	50	2,562
WashingtonFirst Bankshares, Inc.	32	1,084
WesBanco, Inc.	140	5,317
West Bancorporation, Inc.	53	1,163
Westamerica Bancorp	84	4,330
Wintrust Financial Corp.	184	13,397
Xenith Bankshares, Inc.*	17	487
		639,069
Beverages - 0.0%(a)
Boston Beer Co., Inc. (The), Class A*	29	4,321
Castle Brands, Inc.*	288	409
Coca-Cola Bottling Co. Consolidated	16	3,417
Craft Brew Alliance, Inc.*	42	731
MGP Ingredients, Inc.	43	2,418
National Beverage Corp.	39	4,532
Primo Water Corp.*	84	920
		16,748
Biotechnology - 0.9%
Abeona Therapeutics, Inc.*	80	1,052
Acceleron Pharma, Inc.*	106	4,109
Achaogen, Inc.*	96	1,799
Achillion Pharmaceuticals, Inc.*	388	1,983
Acorda Therapeutics, Inc.*	144	2,995
Adamas Pharmaceuticals, Inc.*	49	1,026
Aduro Biotech, Inc.*	135	1,640
Advaxis, Inc.*	121	824
Agenus, Inc.*	245	904
Aimmune Therapeutics, Inc.*	117	2,516
Akebia Therapeutics, Inc.*	122	2,042
Alder Biopharmaceuticals, Inc.*	157	1,539
Altimmune, Inc.	1	3
AMAG Pharmaceuticals, Inc.*	116	1,937
Amicus Therapeutics, Inc.*	476	6,635
AnaptysBio, Inc.*	18	503
Anavex Life Sciences Corp.*	121	537
Ardelyx, Inc.*	111	572
Arena Pharmaceuticals, Inc.*	106	2,457
Array BioPharma, Inc.*	572	5,537
Asterias Biotherapeutics, Inc.*	89	307
Atara Biotherapeutics, Inc.*	84	1,323
Athersys, Inc.*	339	593
Audentes Therapeutics, Inc.*	51	1,071
Avexis, Inc.*	81	7,561
Axovant Sciences Ltd.*	99	1,980
Bellicum Pharmaceuticals, Inc.*	90	975
BioCryst Pharmaceuticals, Inc.*	266	1,357
Biohaven Pharmaceutical Holding Co. Ltd.*	33	1,180
BioSpecifics Technologies Corp.*	19	896
BioTime, Inc.*	251	735
Bluebird Bio, Inc.*	149	18,603
Blueprint Medicines Corp.*	129	6,994
Calithera Biosciences, Inc.*	102	1,673
Cara Therapeutics, Inc.*	89	1,275
Cascadian Therapeutics, Inc.*	114	413
Catalyst Pharmaceuticals, Inc.*	237	652
Celldex Therapeutics, Inc.*	401	986
ChemoCentryx, Inc.*	81	562
Chimerix, Inc.*	155	738
Clovis Oncology, Inc.*	144	10,954
Coherus Biosciences, Inc.*	127	1,835
Conatus Pharmaceuticals, Inc.*	85	488
Concert Pharmaceuticals, Inc.*	59	898
Corbus Pharmaceuticals Holdings, Inc.*	147	1,139
Corvus Pharmaceuticals, Inc.*	28	453
Curis, Inc.*	384	783
Cytokinetics, Inc.*	138	2,049
CytomX Therapeutics, Inc.*	96	1,659
Dynavax Technologies Corp.*	163	2,926
Eagle Pharmaceuticals, Inc.*	27	1,473
Edge Therapeutics, Inc.*	66	696
Editas Medicine, Inc.*	112	2,364
Emergent BioSolutions, Inc.*	111	4,144
Enanta Pharmaceuticals, Inc.*	51	2,186
Epizyme, Inc.*	137	2,377
Esperion Therapeutics, Inc.*	49	2,422
Exact Sciences Corp.*	364	15,248
Fate Therapeutics, Inc.*	126	476
FibroGen, Inc.*	220	10,604
Five Prime Therapeutics, Inc.*	90	3,053
Flexion Therapeutics, Inc.*	92	2,364
Fortress Biotech, Inc.*	109	518
Foundation Medicine, Inc.*	48	1,934
Genocea Biosciences, Inc.*	95	463
Genomic Health, Inc.*	66	2,092
Geron Corp.*	493	1,070
Global Blood Therapeutics, Inc.*	122	3,709
Halozyme Therapeutics, Inc.*	362	4,710
Heron Therapeutics, Inc.*	151	2,492
Idera Pharmaceuticals, Inc.*	358	709
Ignyta, Inc.*	166	1,909
Immune Design Corp.*	57	618
ImmunoGen, Inc.*	279	2,332
Immunomedics, Inc.*	339	4,285
Inovio Pharmaceuticals, Inc.*	223	1,325
Insmed, Inc.*	206	2,559
Insys Therapeutics, Inc.*	80	731
Intellia Therapeutics, Inc.*	47	988
Invitae Corp.*	129	1,267
Iovance Biotherapeutics, Inc.*	175	1,006
Ironwood Pharmaceuticals, Inc.*	447	7,130
Jounce Therapeutics, Inc.*	22	374
Karyopharm Therapeutics, Inc.*	112	1,145
Keryx Biopharmaceuticals, Inc.*	271	1,954
Kindred Biosciences, Inc.*	70	532
Kite Pharma, Inc.*	162	28,834
Kura Oncology, Inc.*	47	338
La Jolla Pharmaceutical Co.*	58	1,981
Lexicon Pharmaceuticals, Inc.*	143	2,165
Ligand Pharmaceuticals, Inc.*	68	8,763
Loxo Oncology, Inc.*	66	5,504
MacroGenics, Inc.*	110	2,080
Madrigal Pharmaceuticals, Inc.*	13	222
Matinas BioPharma Holdings, Inc.*	175	224
MediciNova, Inc.*	109	591
Merrimack Pharmaceuticals, Inc.	426	579
MiMedx Group, Inc.*	343	5,581
Minerva Neurosciences, Inc.*	83	502
Miragen Therapeutics, Inc.*	42	378
Momenta Pharmaceuticals, Inc.*	244	4,111
Myriad Genetics, Inc.*	213	6,494
NantKwest, Inc.*	101	629
Natera, Inc.*	104	1,284
NewLink Genetics Corp.*	73	593
Novavax, Inc.*	934	981
Novelion Therapeutics, Inc.*	50	356
Nymox Pharmaceutical Corp.*	95	354
Oncocyte Corp.*	12	68
Organovo Holdings, Inc.*	327	680
Otonomy, Inc.*	93	335
Ovid therapeutics, Inc.*	17	160
PDL BioPharma, Inc.*	527	1,644
Pieris Pharmaceuticals, Inc.*	114	628
Portola Pharmaceuticals, Inc.*	165	10,469
Progenics Pharmaceuticals, Inc.*	235	1,582
Protagonist Therapeutics, Inc.*	31	506
Prothena Corp. plc*	127	7,803
PTC Therapeutics, Inc.*	111	2,303
Puma Biotechnology, Inc.*	95	8,788
Ra Pharmaceuticals, Inc.*	39	585

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Radius Health, Inc.*	123	4,629
Recro Pharma, Inc.*	45	339
REGENXBIO, Inc.*	91	2,070
Repligen Corp.*	114	4,978
Retrophin, Inc.*	127	3,099
Rigel Pharmaceuticals, Inc.*	410	1,046
Sage Therapeutics, Inc.*	115	9,459
Sangamo Therapeutics, Inc.*	237	3,164
Sarepta Therapeutics, Inc.*	196	7,897
Selecta Biosciences, Inc.*	39	696
Seres Therapeutics, Inc.*	68	954
Spark Therapeutics, Inc.*	89	7,327
Spectrum Pharmaceuticals, Inc.*	258	2,518
Stemline Therapeutics, Inc.*	75	679
Strongbridge Biopharma plc*	73	489
Syndax Pharmaceuticals, Inc.*	29	336
Synergy Pharmaceuticals, Inc.*	752	2,241
Syros Pharmaceuticals, Inc.*	41	802
TG Therapeutics, Inc.*	161	2,045
Tocagen, Inc.*	28	389
Trevena, Inc.*	182	437
Ultragenyx Pharmaceutical, Inc.*	131	7,475
Vanda Pharmaceuticals, Inc.*	146	2,511
VBI Vaccines, Inc.*	72	258
Veracyte, Inc.*	79	647
Versartis, Inc.*	108	2,052
Voyager Therapeutics, Inc.*	48	463
vTv Therapeutics, Inc., Class A*	24	130
XBiotech, Inc.*	64	328
Xencor, Inc.*	126	2,724
ZIOPHARM Oncology, Inc.*	436	2,786
		389,990
Building Products - 0.2%
AAON, Inc.	137	4,466
Advanced Drainage Systems, Inc.	117	2,276
American Woodmark Corp.*	47	3,892
Apogee Enterprises, Inc.	94	4,108
Armstrong Flooring, Inc.*	77	1,149
Builders FirstSource, Inc.*	321	5,226
Caesarstone Ltd.*	75	2,173
Continental Building Products, Inc.*	131	3,190
CSW Industrials, Inc.*	48	2,009
Gibraltar Industries, Inc.*	105	3,071
Griffon Corp.	97	1,799
Insteel Industries, Inc.	60	1,504
JELD-WEN Holding, Inc.*	75	2,289
Masonite International Corp.*	99	6,267
NCI Building Systems, Inc.*	133	2,234
Patrick Industries, Inc.*	54	3,996
PGT Innovations, Inc.*	161	2,125
Ply Gem Holdings, Inc.*	74	1,151
Quanex Building Products Corp.	114	2,234
Simpson Manufacturing Co., Inc.	137	5,998
Trex Co., Inc.*	98	7,448
Universal Forest Products, Inc.	66	5,756
		74,361
Capital Markets - 0.2%
Actua Corp.*	101	1,293
Arlington Asset Investment Corp., Class A	77	995
Artisan Partners Asset Management, Inc., Class A	148	4,544
Associated Capital Group, Inc., Class A	17	584
B. Riley Financial, Inc.	45	738
Cohen & Steers, Inc.	71	2,687
Cowen, Inc.*	86	1,397
Diamond Hill Investment Group, Inc.	11	2,160
Donnelley Financial Solutions, Inc.*	88	1,884
Evercore, Inc., Class A	136	10,261
Fifth Street Asset Management, Inc.	23	94
Financial Engines, Inc.	194	6,412
GAIN Capital Holdings, Inc.	120	756
GAMCO Investors, Inc., Class A	15	442
Greenhill & Co., Inc.	91	1,369
Hamilton Lane, Inc., Class A	46	1,078
Houlihan Lokey, Inc.	74	2,668
INTL. FCStone, Inc.*	50	1,774
Investment Technology Group, Inc.	109	2,190
Ladenburg Thalmann Financial Services, Inc.*	337	866
Medley Management, Inc., Class A	18	112
Moelis & Co., Class A	83	3,270
OM Asset Management plc	183	2,586
Oppenheimer Holdings, Inc., Class A	32	520
Piper Jaffray Cos.	48	2,662
PJT Partners, Inc., Class A	60	2,320
Pzena Investment Management, Inc., Class A	56	554
Safeguard Scientifics, Inc.*	67	817
Silvercrest Asset Management Group, Inc., Class A	24	294
Stifel Financial Corp.	221	10,553
Value Line, Inc.	4	64
Virtu Financial, Inc., Class A	82	1,472
Virtus Investment Partners, Inc.	22	2,332
Waddell & Reed Financial, Inc., Class A	270	5,025
Westwood Holdings Group, Inc.	27	1,650
Wins Finance Holdings, Inc.*(b)	3	58
WisdomTree Investments, Inc.	383	3,512
		81,993
Chemicals - 0.3%
A Schulman, Inc.	95	2,888
Advanced Emissions Solutions, Inc.	70	726
AdvanSix, Inc.*	99	3,161
AgroFresh Solutions, Inc.*	73	520
American Vanguard Corp.	95	1,924
Balchem Corp.	105	7,871
Calgon Carbon Corp.	168	2,050
Chase Corp.	24	2,244
Codexis, Inc.*	135	749
Core Molding Technologies, Inc.	24	494
Ferro Corp.*	278	5,357
Flotek Industries, Inc.*	180	932
FutureFuel Corp.	83	1,119
GCP Applied Technologies, Inc.*	238	6,723
Hawkins, Inc.	32	1,141
HB Fuller Co.	167	8,382
Ingevity Corp.*	141	8,879
Innophos Holdings, Inc.	64	2,922
Innospec, Inc.	79	4,384
Intrepid Potash, Inc.*	314	1,165
KMG Chemicals, Inc.	31	1,489
Koppers Holdings, Inc.*	68	2,666
Kraton Corp.*	99	3,250
Kronos Worldwide, Inc.	75	1,570
LSB Industries, Inc.*	72	439
Minerals Technologies, Inc.	117	7,488
OMNOVA Solutions, Inc.*	143	1,244
PolyOne Corp.	270	9,758
Quaker Chemical Corp.	43	5,986
Rayonier Advanced Materials, Inc.	142	1,948
Sensient Technologies Corp.	147	10,606
Stepan Co.	66	5,106
Trecora Resources*	65	790
Tredegar Corp.	86	1,402
Trinseo SA	147	9,834
Tronox Ltd., Class A	216	4,469
Valhi, Inc.	84	183
		131,859
Commercial Services & Supplies - 0.3%
ABM Industries, Inc.	186	8,264
ACCO Brands Corp.*	359	3,931

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Advanced Disposal Services, Inc.*	83	1,979
Aqua Metals, Inc.*	55	408
ARC Document Solutions, Inc.*	133	469
Brady Corp., Class A	154	5,136
Brink’s Co. (The)	152	11,924
Casella Waste Systems, Inc., Class A*	130	2,185
CECO Environmental Corp.	99	740
CompX International, Inc.	5	75
Covanta Holding Corp.	389	5,582
Deluxe Corp.	161	11,165
Ennis, Inc.	83	1,585
Essendant, Inc.	124	1,471
Healthcare Services Group, Inc.	236	12,083
Heritage-Crystal Clean, Inc.*	47	916
Herman Miller, Inc.	198	6,663
HNI Corp.	146	5,351
Hudson Technologies, Inc.*	122	1,086
InnerWorkings, Inc.*	150	1,571
Interface, Inc.	206	3,914
Kimball International, Inc., Class B	121	2,052
Knoll, Inc.	160	2,888
LSC Communications, Inc.	111	1,788
Matthews International Corp., Class A	104	6,266
McGrath RentCorp	78	3,149
Mobile Mini, Inc.	146	4,417
MSA Safety, Inc.	111	8,087
Multi-Color Corp.	45	3,591
NL Industries, Inc.*	28	211
Quad/Graphics, Inc.	104	1,982
RR Donnelley & Sons Co.	233	2,151
SP Plus Corp.*	58	2,140
Steelcase, Inc., Class A	284	3,749
Team, Inc.*	97	1,198
Tetra Tech, Inc.	190	8,094
UniFirst Corp.	51	7,324
US Ecology, Inc.	72	3,701
Viad Corp.	67	3,682
VSE Corp.	29	1,512
West Corp.	144	3,365
		157,845
Communications Equipment - 0.3%
Acacia Communications, Inc.*	61	2,979
ADTRAN, Inc.	161	3,558
Aerohive Networks, Inc.*	104	359
Applied Optoelectronics, Inc.*	61	3,606
CalAmp Corp.*	115	2,132
Calix, Inc.*	142	696
Ciena Corp.*	468	10,113
Clearfield, Inc.*	39	476
Comtech Telecommunications Corp.	76	1,487
Digi International, Inc.*	88	810
EMCORE Corp.*	89	810
Extreme Networks, Inc.*	362	4,138
Finisar Corp.*	370	8,935
Harmonic, Inc.*	263	855
Infinera Corp.*	480	4,061
InterDigital, Inc.	115	8,205
KVH Industries, Inc.*	52	614
Lumentum Holdings, Inc.*	202	11,484
NETGEAR, Inc.*	107	5,136
NetScout Systems, Inc.*	295	9,661
Oclaro, Inc.*	549	4,617
Plantronics, Inc.	110	4,689
Quantenna Communications, Inc.*	70	1,301
ShoreTel, Inc.*	227	1,691
Sonus Networks, Inc.*	157	1,085
Ubiquiti Networks, Inc.*	77	4,588
ViaSat, Inc.*	177	11,259
Viavi Solutions, Inc.*	759	7,620
		116,965
Construction & Engineering - 0.2%
Aegion Corp.*	110	2,384
Ameresco, Inc., Class A*	62	449
Argan, Inc.	48	3,041
Chicago Bridge & Iron Co. NV	334	4,122
Comfort Systems USA, Inc.	122	4,154
Dycom Industries, Inc.*	101	8,149
EMCOR Group, Inc.	196	12,944
Granite Construction, Inc.	132	7,290
Great Lakes Dredge & Dock Corp.*	188	761
HC2 Holdings, Inc.*	135	616
IES Holdings, Inc.*	29	478
KBR, Inc.	478	7,777
Layne Christensen Co.*	60	644
MasTec, Inc.*	221	9,017
MYR Group, Inc.*	53	1,368
Northwest Pipe Co.*	32	587
NV5 Global, Inc.*	26	1,254
Orion Group Holdings, Inc.*	90	544
Primoris Services Corp.	131	3,748
Sterling Construction Co., Inc.*	86	1,013
Tutor Perini Corp.*	124	3,243
		73,583
Construction Materials - 0.0%(a)
Forterra, Inc.*	62	206
Summit Materials, Inc., Class A*	355	10,487
United States Lime & Minerals, Inc.	7	560
US Concrete, Inc.*	51	4,082
		15,335
Consumer Finance - 0.1%
Elevate Credit, Inc.*	48	304
Encore Capital Group, Inc.*	80	3,228
Enova International, Inc.*	110	1,309
EZCORP, Inc., Class A*	166	1,502
FirstCash, Inc.	157	9,216
Green Dot Corp., Class A*	152	7,323
LendingClub Corp.*	1,055	6,531
Nelnet, Inc., Class A	66	3,130
PRA Group, Inc.*	152	4,393
Regional Management Corp.*	34	746
World Acceptance Corp.*	20	1,497
		39,179
Containers & Packaging - 0.0%(a)
Greif, Inc., Class A	85	5,138
Greif, Inc., Class B	19	1,200
Myers Industries, Inc.	77	1,447
UFP Technologies, Inc.*	21	559
		8,344
Distributors - 0.0%(a)
Core-Mark Holding Co., Inc.	151	4,086
VOXX International Corp.*	67	543
Weyco Group, Inc.	21	578
		5,207
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc.	206	7,045
American Public Education, Inc.*	52	959
Ascent Capital Group, Inc., Class A*	37	367
Bridgepoint Education, Inc.*	61	539
Cambium Learning Group, Inc.*	46	270
Capella Education Co.	38	2,559
Career Education Corp.*	224	2,153
Carriage Services, Inc.	51	1,249
Chegg, Inc.*	277	3,931
Collectors Universe, Inc.	25	601
Grand Canyon Education, Inc.*	156	12,800
Houghton Mifflin Harcourt Co.*	343	3,499
K12, Inc.*	113	2,025
Laureate Education, Inc., Class A*	118	1,727
Liberty Tax, Inc.	23	309
Regis Corp.*	118	1,567
Sotheby’s*	126	5,654
Strayer Education, Inc.	35	2,800

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Weight Watchers International, Inc.*	93	4,353
		54,407
Diversified Financial Services - 0.0%(a)
FNFV Group*	209	3,522
Marlin Business Services Corp.	29	757
NewStar Financial, Inc.	102	1,094
On Deck Capital, Inc.*	164	792
Tiptree, Inc.	81	518
		6,683
Diversified Telecommunication Services - 0.1%
ATN International, Inc.	35	2,120
Cincinnati Bell, Inc.*	139	2,926
Cogent Communications Holdings, Inc.	138	6,431
Consolidated Communications Holdings, Inc.	216	3,992
Frontier Communications Corp.	259	3,487
General Communication, Inc., Class A*	88	3,796
Globalstar, Inc.*	1,473	2,828
Hawaiian Telcom Holdco, Inc.*	20	608
IDT Corp., Class B	58	853
Intelsat SA*	120	463
Iridium Communications, Inc.*	278	3,086
Lumos Networks Corp.*	73	1,313
Ooma, Inc.*	56	549
ORBCOMM, Inc.*	217	2,400
pdvWireless, Inc.*	31	907
Straight Path Communications, Inc., Class B*	28	4,998
Vonage Holdings Corp.*	663	5,503
Windstream Holdings, Inc.	632	1,308
		47,568
Electric Utilities - 0.2%
ALLETE, Inc.	170	13,146
El Paso Electric Co.	134	7,444
Genie Energy Ltd., Class B	45	277
IDACORP, Inc.	168	14,949
MGE Energy, Inc.	116	7,378
Otter Tail Corp.	130	5,434
PNM Resources, Inc.	265	11,236
Portland General Electric Co.	297	14,110
Spark Energy, Inc., Class A	38	602
		74,576
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	22	556
Atkore International Group, Inc.*	109	1,816
AZZ, Inc.	86	4,205
Babcock & Wilcox Enterprises, Inc.*	162	366
Encore Wire Corp.	67	2,874
Energous Corp.*	62	588
EnerSys	145	9,295
Generac Holdings, Inc.*	204	8,238
General Cable Corp.	163	2,763
LSI Industries, Inc.	80	455
Plug Power, Inc.*	741	1,586
Powell Industries, Inc.	29	826
Preformed Line Products Co.	10	522
Revolution Lighting Technologies, Inc.*	41	304
Sunrun, Inc.*	282	1,889
Thermon Group Holdings, Inc.*	107	1,768
TPI Composites, Inc.*	35	712
Vicor Corp.*	56	1,089
Vivint Solar, Inc.*	86	409
		40,261
Electronic Equipment, Instruments & Components - 0.4%
Akoustis Technologies, Inc.*	29	195
Anixter International, Inc.*	96	7,085
AVX Corp.	153	2,670
Badger Meter, Inc.	93	4,269
Bel Fuse, Inc., Class B	32	816
Belden, Inc.	140	10,790
Benchmark Electronics, Inc.*	166	5,395
Control4 Corp.*	81	2,006
CTS Corp.	106	2,385
Daktronics, Inc.	118	1,136
Electro Scientific Industries, Inc.*	105	1,294
ePlus, Inc.*	44	3,683
Fabrinet*	120	4,661
FARO Technologies, Inc.*	55	1,895
Fitbit, Inc., Class A*	579	3,491
II-VI, Inc.*	201	7,206
Insight Enterprises, Inc.*	118	4,729
Iteris, Inc.*	78	501
Itron, Inc.*	113	8,204
KEMET Corp.*	152	3,634
Kimball Electronics, Inc.*	88	1,676
Knowles Corp.*	292	4,284
Littelfuse, Inc.	75	13,962
Maxwell Technologies, Inc.*	120	668
Mesa Laboratories, Inc.	11	1,502
Methode Electronics, Inc.	119	4,867
MicroVision, Inc.*	226	536
MTS Systems Corp.	56	2,710
Napco Security Technologies, Inc.*	39	306
Novanta, Inc.*	106	4,145
OSI Systems, Inc.*	58	4,817
Park Electrochemical Corp.	64	1,162
PC Connection, Inc.	38	969
PCM, Inc.*	33	434
Plexus Corp.*	111	5,781
Radisys Corp.*	122	191
Rogers Corp.*	60	7,113
Sanmina Corp.*	245	9,175
ScanSource, Inc.*	82	3,218
SYNNEX Corp.	96	11,483
Systemax, Inc.	38	929
Tech Data Corp.*	116	12,794
TTM Technologies, Inc.*	306	4,357
VeriFone Systems, Inc.*	370	7,315
Vishay Intertechnology, Inc.	447	7,912
Vishay Precision Group, Inc.*	34	743
		189,094
Energy Equipment & Services - 0.2%
Archrock, Inc.	232	2,366
Atwood Oceanics, Inc.*	255	1,675
Basic Energy Services, Inc.*	58	826
Bristow Group, Inc.	107	882
C&J Energy Services, Inc.*	154	3,890
CARBO Ceramics, Inc.*	76	499
Diamond Offshore Drilling, Inc.*	215	2,442
Dril-Quip, Inc.*	126	4,731
Ensco plc, Class A	1,011	4,297
Era Group, Inc.*	65	573
Exterran Corp.*	107	2,968
Fairmount Santrol Holdings, Inc.*	515	1,576
Forum Energy Technologies, Inc.*	229	2,656
Frank’s International NV	165	1,036
Geospace Technologies Corp.*	43	649
Gulf Island Fabrication, Inc.	45	504
Helix Energy Solutions Group, Inc.*	467	2,928
Independence Contract Drilling, Inc.*	114	367
Keane Group, Inc.*	103	1,334
Key Energy Services, Inc.*	34	433
Mammoth Energy Services, Inc.*	27	372
Matrix Service Co.*	87	1,031
McDermott International, Inc.*	940	5,772
Natural Gas Services Group, Inc.*	41	968
NCS Multistage Holdings, Inc.*	37	731
Newpark Resources, Inc.*	290	2,334
Noble Corp. plc*	810	2,641
Nordic American Offshore Ltd.	14	17
Oil States International, Inc.*	170	3,697

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Parker Drilling Co.*	445	489
PHI, Inc. (Non-Voting)*	39	429
Pioneer Energy Services Corp.*	253	430
ProPetro Holding Corp.*	84	967
RigNet, Inc.*	44	704
Rowan Cos. plc, Class A*	387	3,773
SEACOR Holdings, Inc.*	54	2,072
SEACOR Marine Holdings, Inc.*	54	692
Select Energy Services, Inc., Class A*	13	183
Smart Sand, Inc.*	73	436
Solaris Oilfield Infrastructure, Inc., Class A*	34	481
Superior Energy Services, Inc.*	505	4,161
Tesco Corp.*	154	678
TETRA Technologies, Inc.*	380	783
Unit Corp.*	172	2,738
US Silica Holdings, Inc.	271	7,374
Willbros Group, Inc.*	145	319
		80,904
Equity Real Estate Investment Trusts (REITs) - 1.0%
Acadia Realty Trust	279	8,004
Agree Realty Corp.	84	4,210
Alexander’s, Inc.	7	2,931
Altisource Residential Corp.	165	1,998
American Assets Trust, Inc.	134	5,443
Armada Hoffler Properties, Inc.	148	1,979
Ashford Hospitality Prime, Inc.	88	847
Ashford Hospitality Trust, Inc.	255	1,584
Bluerock Residential Growth REIT, Inc.	76	770
CareTrust REIT, Inc.	239	4,610
CatchMark Timber Trust, Inc., Class A	128	1,476
CBL & Associates Properties, Inc.	559	4,472
Cedar Realty Trust, Inc.	274	1,381
Chatham Lodging Trust	125	2,535
Chesapeake Lodging Trust	196	5,016
City Office REIT, Inc.	98	1,253
Clipper Realty, Inc.	50	558
Community Healthcare Trust, Inc.	42	1,116
CorEnergy Infrastructure Trust, Inc.	39	1,273
Cousins Properties, Inc.	1,387	12,968
DiamondRock Hospitality Co.	664	7,297
Easterly Government Properties, Inc.	123	2,467
EastGroup Properties, Inc.	110	9,775
Education Realty Trust, Inc.	244	9,428
Farmland Partners, Inc.	106	939
First Industrial Realty Trust, Inc.	386	11,958
First Potomac Realty Trust	193	2,148
Four Corners Property Trust, Inc.	201	5,107
Franklin Street Properties Corp.	347	3,460
GEO Group, Inc. (The)	406	11,222
Getty Realty Corp.	90	2,480
Gladstone Commercial Corp.	83	1,776
Global Medical REIT, Inc.	49	414
Global Net Lease, Inc.	222	4,809
Government Properties Income Trust	314	5,825
Gramercy Property Trust	502	15,291
Healthcare Realty Trust, Inc.	383	12,746
Hersha Hospitality Trust	129	2,392
Independence Realty Trust, Inc.	230	2,367
InfraREIT, Inc.	141	3,171
Investors Real Estate Trust	404	2,537
iStar, Inc.*	231	2,682
Jernigan Capital, Inc.	31	603
Kite Realty Group Trust	275	5,533
LaSalle Hotel Properties	378	10,728
Lexington Realty Trust	719	7,089
LTC Properties, Inc.	131	6,371
Mack-Cali Realty Corp.	300	6,867
MedEquities Realty Trust, Inc.	95	1,090
Monmouth Real Estate Investment Corp.	230	3,737
Monogram Residential Trust, Inc.	559	6,708
National Health Investors, Inc.	132	10,584
National Storage Affiliates Trust	147	3,281
New Senior Investment Group, Inc.	272	2,511
NexPoint Residential Trust, Inc.	57	1,328
NorthStar Realty Europe Corp.	181	2,250
One Liberty Properties, Inc.	48	1,152
Parkway, Inc.	141	3,237
Pebblebrook Hotel Trust	228	7,658
Pennsylvania REIT	227	2,277
Physicians Realty Trust	578	10,826
Potlatch Corp.	134	6,405
Preferred Apartment Communities, Inc., Class A	101	1,837
PS Business Parks, Inc.	66	8,917
QTS Realty Trust, Inc., Class A	156	8,452
Quality Care Properties, Inc.*	314	4,308
RAIT Financial Trust	305	252
Ramco-Gershenson Properties Trust	261	3,432
Retail Opportunity Investments Corp.	359	7,123
Rexford Industrial Realty, Inc.	220	6,611
RLJ Lodging Trust	563	11,361
Ryman Hospitality Properties, Inc.	147	8,735
Sabra Health Care REIT, Inc.	528	11,537
Saul Centers, Inc.	37	2,242
Select Income REIT	210	4,874
Seritage Growth Properties, Class A	83	3,989
STAG Industrial, Inc.	296	8,285
Starwood Waypoint Homes*	335	12,472
Summit Hotel Properties, Inc.	339	5,031
Sunstone Hotel Investors, Inc.	733	11,581
Terreno Realty Corp.	162	5,872
Tier REIT, Inc.	158	2,909
UMH Properties, Inc.	92	1,455
Universal Health Realty Income Trust	42	3,180
Urban Edge Properties	324	8,149
Urstadt Biddle Properties, Inc., Class A	98	2,027
Washington Prime Group, Inc.	619	5,169
Washington REIT	256	8,412
Whitestone REIT	122	1,530
Xenia Hotels & Resorts, Inc.	357	7,126
		451,818
Food & Staples Retailing - 0.1%
Andersons, Inc. (The)	90	2,866
Chefs’ Warehouse, Inc. (The)*	65	1,121
Ingles Markets, Inc., Class A	47	1,032
Natural Grocers by Vitamin Cottage, Inc.*	30	169
Performance Food Group Co.*	236	6,561
PriceSmart, Inc.	73	5,931
Smart & Final Stores, Inc.*	75	529
SpartanNash Co.	125	3,080
SUPERVALU, Inc.*	127	2,539
United Natural Foods, Inc.*	168	5,838
Village Super Market, Inc., Class A	26	601
Weis Markets, Inc.	32	1,415
		31,682
Food Products - 0.2%
Alico, Inc.	10	320
Amplify Snack Brands, Inc.*	110	793
B&G Foods, Inc.	218	6,649
Calavo Growers, Inc.	53	3,559
Cal-Maine Foods, Inc.*	103	3,754
Darling Ingredients, Inc.*	545	9,483
Dean Foods Co.	302	3,322
Farmer Brothers Co.*	29	944
Fresh Del Monte Produce, Inc.	110	5,169
Freshpet, Inc.*	81	1,284
Hostess Brands, Inc.*	265	3,535

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
J&J Snack Foods Corp.	50	6,375
John B Sanfilippo & Son, Inc.	28	1,738
Lancaster Colony Corp.	62	7,221
Landec Corp.*	89	1,157
Lifeway Foods, Inc.*	16	139
Limoneira Co.	40	896
Omega Protein Corp.	73	1,153
Sanderson Farms, Inc.	67	9,884
Seneca Foods Corp., Class A*	23	685
Snyder’s-Lance, Inc.	285	10,123
Tootsie Roll Industries, Inc.	56	2,092
		80,275
Gas Utilities - 0.2%
Chesapeake Utilities Corp.	52	4,131
Delta Natural Gas Co., Inc.	23	705
New Jersey Resources Corp.	285	12,440
Northwest Natural Gas Co.	94	6,232
ONE Gas, Inc.	173	13,017
RGC Resources, Inc.	22	606
South Jersey Industries, Inc.	265	9,508
Southwest Gas Holdings, Inc.	158	12,564
Spire, Inc.	157	12,011
WGL Holdings, Inc.	170	14,324
		85,538
Health Care Equipment & Supplies - 0.5%
Abaxis, Inc.	73	3,374
Accuray, Inc.*	270	1,120
Analogic Corp.	42	3,005
AngioDynamics, Inc.*	121	2,061
Anika Therapeutics, Inc.*	48	2,578
Antares Pharma, Inc.*	477	1,436
AtriCure, Inc.*	105	2,355
Atrion Corp.	5	3,111
AxoGen, Inc.*	91	1,602
Cantel Medical Corp.	121	9,831
Cardiovascular Systems, Inc.*	106	3,113
Cerus Corp.*	342	804
ConforMIS, Inc.*	133	492
CONMED Corp.	91	4,514
Corindus Vascular Robotics, Inc.*	278	531
CryoLife, Inc.*	107	2,226
Cutera, Inc.*	44	1,635
Endologix, Inc.*	273	1,155
Entellus Medical, Inc.*	40	708
Exactech, Inc.*	35	1,069
FONAR Corp.*	20	592
GenMark Diagnostics, Inc.*	146	1,422
Glaukos Corp.*	95	3,586
Globus Medical, Inc., Class A*	234	7,074
Haemonetics Corp.*	174	7,485
Halyard Health, Inc.*	155	7,020
Heska Corp.*	21	2,136
ICU Medical, Inc.*	50	8,717
Inogen, Inc.*	56	5,365
Insulet Corp.*	193	11,206
Integer Holdings Corp.*	103	4,733
Integra LifeSciences Holdings Corp.*	204	10,402
Invacare Corp.	105	1,417
iRhythm Technologies, Inc.*	46	2,196
K2M Group Holdings, Inc.*	135	3,156
Lantheus Holdings, Inc.*	86	1,505
LeMaitre Vascular, Inc.	49	1,784
LivaNova plc*	161	10,075
Masimo Corp.*	149	12,573
Meridian Bioscience, Inc.	138	1,918
Merit Medical Systems, Inc.*	161	6,649
Natus Medical, Inc.*	108	3,629
Neogen Corp.*	123	8,475
Nevro Corp.*	92	7,929
Novocure Ltd.*	192	3,936
NuVasive, Inc.*	168	10,497
NxStage Medical, Inc.*	215	6,020
Obalon Therapeutics, Inc.*	29	261
OraSure Technologies, Inc.*	188	3,837
Orthofix International NV*	57	2,805
Oxford Immunotec Global plc*	75	1,186
Penumbra, Inc.*	97	8,342
Pulse Biosciences, Inc.*	30	601
Quidel Corp.*	92	3,214
Quotient Ltd.*	89	344
Rockwell Medical, Inc.*	159	1,005
RTI Surgical, Inc.*	181	814
Sientra, Inc.*	47	539
STAAR Surgical Co.*	136	1,625
Surmodics, Inc.*	43	1,118
Tactile Systems Technology, Inc.*	30	986
Utah Medical Products, Inc.	11	794
Varex Imaging Corp.*	125	3,816
ViewRay, Inc.*	97	510
Viveve Medical, Inc.*	50	283
Wright Medical Group NV*	347	10,271
		240,568
Health Care Providers & Services - 0.3%
AAC Holdings, Inc.*	38	353
Aceto Corp.	97	1,029
Addus HomeCare Corp.*	25	851
Almost Family, Inc.*	42	2,045
Amedisys, Inc.*	95	4,963
American Renal Associates Holdings, Inc.*	32	459
AMN Healthcare Services, Inc.*	156	5,827
BioScrip, Inc.*	385	1,167
BioTelemetry, Inc.*	93	3,455
Capital Senior Living Corp.*	81	1,007
Chemed Corp.	52	10,259
Civitas Solutions, Inc.*	53	1,012
Community Health Systems, Inc.*	316	2,414
CorVel Corp.*	31	1,609
Cross Country Healthcare, Inc.*	117	1,448
Diplomat Pharmacy, Inc.*	158	2,646
Ensign Group, Inc. (The)	160	3,286
Genesis Healthcare, Inc.*	124	129
HealthEquity, Inc.*	165	7,057
HealthSouth Corp.	296	13,542
Kindred Healthcare, Inc.	278	2,252
Landauer, Inc.	30	1,861
LHC Group, Inc.*	52	3,393
Magellan Health, Inc.*	79	6,391
Molina Healthcare, Inc.*	146	9,344
National HealthCare Corp.	37	2,307
National Research Corp., Class A	31	1,001
Owens & Minor, Inc.	202	5,644
PharMerica Corp.*	99	2,911
Providence Service Corp. (The)*	38	1,970
R1 RCM, Inc.*	333	1,099
RadNet, Inc.*	123	1,261
Select Medical Holdings Corp.*	356	6,622
Surgery Partners, Inc.*	63	614
Teladoc, Inc.*	178	5,972
Tenet Healthcare Corp.*	270	4,636
Tivity Health, Inc.*	121	4,743
Triple-S Management Corp., Class B*	78	1,927
US Physical Therapy, Inc.	40	2,396
		130,902
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	603	7,923
Castlight Health, Inc., Class B*	212	827
Computer Programs & Systems, Inc.	37	1,114
Cotiviti Holdings, Inc.*	122	4,359
Evolent Health, Inc., Class A*	128	2,138
HealthStream, Inc.*	86	2,020
HMS Holdings Corp.*	278	4,926
Inovalon Holdings, Inc., Class A*	208	2,818
Medidata Solutions, Inc.*	187	14,017

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
NantHealth, Inc.*	59	163
Omnicell, Inc.*	122	6,259
Quality Systems, Inc.*	173	2,725
Simulations Plus, Inc.	36	522
Tabula Rasa HealthCare, Inc.*	31	705
Vocera Communications, Inc.*	93	2,590
		53,106
Hotels, Restaurants & Leisure - 0.4%
Belmond Ltd., Class A*	297	3,787
Biglari Holdings, Inc.*	3	893
BJ’s Restaurants, Inc.*	70	2,107
Bloomin’ Brands, Inc.	330	5,613
Bob Evans Farms, Inc.	66	4,540
Bojangles’, Inc.*	58	774
Boyd Gaming Corp.	276	7,297
Brinker International, Inc.	163	5,089
Buffalo Wild Wings, Inc.*	53	5,446
Caesars Acquisition Co., Class A*	162	3,021
Caesars Entertainment Corp.*	189	2,192
Carrols Restaurant Group, Inc.*	114	1,243
Century Casinos, Inc.*	70	480
Cheesecake Factory, Inc. (The)	149	6,173
Churchill Downs, Inc.	45	8,793
Chuy’s Holdings, Inc.*	55	1,034
ClubCorp Holdings, Inc.	214	3,638
Cracker Barrel Old Country Store, Inc.	64	9,514
Dave & Buster’s Entertainment, Inc.*	140	8,184
Del Frisco’s Restaurant Group, Inc.*	72	1,008
Del Taco Restaurants, Inc.*	109	1,535
Denny’s Corp.*	227	2,715
DineEquity, Inc.	57	2,266
Drive Shack, Inc.	206	556
El Pollo Loco Holdings, Inc.*	67	761
Eldorado Resorts, Inc.*	153	3,519
Empire Resorts, Inc.*	11	257
Fiesta Restaurant Group, Inc.*	86	1,496
Fogo De Chao, Inc.*	31	392
Golden Entertainment, Inc.*	35	795
Habit Restaurants, Inc. (The), Class A*	67	871
ILG, Inc.	353	9,319
Inspired Entertainment, Inc.*	13	144
International Speedway Corp., Class A	83	2,959
J Alexander’s Holdings, Inc.*	43	426
Jack in the Box, Inc.	105	9,830
La Quinta Holdings, Inc.*	271	4,282
Lindblad Expeditions Holdings, Inc.*	67	745
Marcus Corp. (The)	62	1,544
Marriott Vacations Worldwide Corp.	73	8,494
Monarch Casino & Resort, Inc.*	36	1,281
Nathan’s Famous, Inc.*	9	527
Noodles & Co.*	39	150
Papa John’s International, Inc.	90	6,731
Penn National Gaming, Inc.*	281	6,235
Pinnacle Entertainment, Inc.*	175	3,413
Planet Fitness, Inc., Class A	280	7,104
Potbelly Corp.*	76	912
RCI Hospitality Holdings, Inc.	30	699
Red Lion Hotels Corp.*	55	385
Red Robin Gourmet Burgers, Inc.*	43	2,451
Red Rock Resorts, Inc., Class A	225	5,085
Ruby Tuesday, Inc.*	196	421
Ruth’s Hospitality Group, Inc.	99	1,935
Scientific Games Corp., Class A*	177	6,230
SeaWorld Entertainment, Inc.	227	2,947
Shake Shack, Inc., Class A*	73	2,257
Sonic Corp.	136	3,184
Speedway Motorsports, Inc.	39	812
Texas Roadhouse, Inc.	222	10,534
Wingstop, Inc.	96	3,111
Zoe’s Kitchen, Inc.*	63	811
		200,947
Household Durables - 0.2%
AV Homes, Inc.*	40	618
Bassett Furniture Industries, Inc.	34	1,219
Beazer Homes USA, Inc.*	104	1,551
Cavco Industries, Inc.*	28	3,767
Century Communities, Inc.*	63	1,421
CSS Industries, Inc.	30	803
Ethan Allen Interiors, Inc.	82	2,399
Flexsteel Industries, Inc.	25	1,138
GoPro, Inc., Class A*	355	3,270
Green Brick Partners, Inc.*	76	718
Helen of Troy Ltd.*	90	8,127
Hooker Furniture Corp.	38	1,529
Hovnanian Enterprises, Inc., Class A*	410	746
Installed Building Products, Inc.*	72	4,154
iRobot Corp.*	88	8,397
KB Home	278	5,949
La-Z-Boy, Inc.	160	3,816
LGI Homes, Inc.*	57	2,425
Libbey, Inc.	73	596
Lifetime Brands, Inc.	32	557
M/I Homes, Inc.*	79	1,943
MDC Holdings, Inc.	138	4,312
Meritage Homes Corp.*	128	5,210
NACCO Industries, Inc., Class A	14	1,015
New Home Co., Inc. (The)*	41	423
PICO Holdings, Inc.*	74	1,203
Taylor Morrison Home Corp., Class A*	203	4,105
TopBuild Corp.*	122	7,241
TRI Pointe Group, Inc.*	522	6,650
Universal Electronics, Inc.*	47	2,752
William Lyon Homes, Class A*	79	1,895
ZAGG, Inc.*	90	1,134
		91,083
Household Products - 0.0%(a)
Central Garden & Pet Co.*	35	1,234
Central Garden & Pet Co., Class A*	117	3,988
HRG Group, Inc.*	395	6,237
Oil-Dri Corp. of America	17	692
Orchids Paper Products Co.	30	306
WD-40 Co.	46	5,012
		17,469
Independent Power and Renewable Electricity Producers - 0.1%
Atlantic Power Corp.*	380	931
Dynegy, Inc.*	367	3,457
NRG Yield, Inc., Class A	116	2,110
NRG Yield, Inc., Class C	211	3,904
Ormat Technologies, Inc.	132	7,582
Pattern Energy Group, Inc.	233	5,853
TerraForm Global, Inc., Class A*	296	1,495
TerraForm Power, Inc., Class A*	267	3,727
		29,059
Industrial Conglomerates - 0.0%(a)
Raven Industries, Inc.	120	3,360

Insurance - 0.3%
Ambac Financial Group, Inc.*	151	2,747
American Equity Investment Life Holding Co.	287	7,967
AMERISAFE, Inc.	63	3,389
AmTrust Financial Services, Inc.	283	3,509
Argo Group International Holdings Ltd.	96	5,779
Atlas Financial Holdings, Inc.*	35	590
Baldwin & Lyons, Inc., Class B	31	679
Blue Capital Reinsurance Holdings Ltd.	20	376
Citizens, Inc.*	155	1,167
CNO Financial Group, Inc.	568	12,695

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Crawford & Co., Class B	40	397
Donegal Group, Inc., Class A	29	445
eHealth, Inc.*	52	1,263
EMC Insurance Group, Inc.	29	809
Employers Holdings, Inc.	105	4,426
Enstar Group Ltd.*	37	7,679
FBL Financial Group, Inc., Class A	33	2,244
Federated National Holding Co.	42	653
Fidelity & Guaranty Life	38	1,187
Genworth Financial, Inc., Class A*	1,668	5,721
Global Indemnity Ltd.*	27	1,091
Greenlight Capital Re Ltd., Class A*	100	2,225
Hallmark Financial Services, Inc.*	45	461
HCI Group, Inc.	26	1,014
Health Insurance Innovations, Inc., Class A*	37	1,245
Heritage Insurance Holdings, Inc.	86	979
Horace Mann Educators Corp.	136	4,780
Independence Holding Co.	23	499
Infinity Property & Casualty Corp.	36	3,184
Investors Title Co.	5	879
James River Group Holdings Ltd.	60	2,393
Kemper Corp.	131	6,275
Kingstone Cos., Inc.	30	452
Kinsale Capital Group, Inc.	48	1,817
Maiden Holdings Ltd.	238	1,726
MBIA, Inc.*	416	4,185
National General Holdings Corp.	163	2,799
National Western Life Group, Inc., Class A	8	2,675
Navigators Group, Inc. (The)	68	3,794
NI Holdings, Inc.*	34	561
OneBeacon Insurance Group Ltd., Class A	67	1,221
Primerica, Inc.	151	11,559
RLI Corp.	128	6,851
Safety Insurance Group, Inc.	48	3,427
Selective Insurance Group, Inc.	191	9,626
State Auto Financial Corp.	53	1,311
State National Cos., Inc.	98	2,035
Stewart Information Services Corp.	70	2,526
Third Point Reinsurance Ltd.*	255	3,583
Trupanion, Inc.*	74	1,619
United Fire Group, Inc.	71	2,986
United Insurance Holdings Corp.	57	897
Universal Insurance Holdings, Inc.	105	2,252
WMIH Corp.*	642	803
		157,452
Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc., Class A*	87	783
Duluth Holdings, Inc., Class B*	32	627
Etsy, Inc.*	384	6,286
FTD Cos., Inc.*	56	750
Gaia, Inc.*	29	323
Groupon, Inc.*	1,127	5,004
HSN, Inc.	107	3,927
Lands’ End, Inc.*	44	535
Liberty Interactive Corp. QVC Group, Class A*	1	22
Liberty TripAdvisor Holdings, Inc., Class A*	241	3,217
Nutrisystem, Inc.	99	5,376
Overstock.com, Inc.*	56	1,229
PetMed Express, Inc.	66	2,394
Shutterfly, Inc.*	113	5,150
		35,623
Internet Software & Services - 0.4%
2U, Inc.*	145	7,265
Alarm.com Holdings, Inc.*	67	3,010
Alteryx, Inc., Class A*	29	684
Amber Road, Inc.*	67	540
Angie’s List, Inc.*	134	1,629
Appfolio, Inc., Class A*	26	1,115
Apptio, Inc., Class A*	59	1,050
Bankrate, Inc.*	157	2,174
Bazaarvoice, Inc.*	277	1,316
Benefitfocus, Inc.*	53	1,635
Blucora, Inc.*	137	3,124
Box, Inc., Class A*	261	5,121
Brightcove, Inc.*	112	790
Carbonite, Inc.*	82	1,640
Care.com, Inc.*	45	674
Cars.com, Inc.*	239	6,181
ChannelAdvisor Corp.*	84	974
Cimpress NV*	83	7,673
Cloudera, Inc.*	46	892
CommerceHub, Inc., Series C*	96	2,038
CommerceHub, Inc., Series A*	46	1,020
Cornerstone OnDemand, Inc.*	173	6,052
Coupa Software, Inc.*	99	3,016
DHI Group, Inc.*	161	314
Endurance International Group Holdings, Inc.*	192	1,478
Envestnet, Inc.*	143	6,356
Five9, Inc.*	173	3,719
Gogo, Inc.*	189	2,648
GrubHub, Inc.*	285	16,271
GTT Communications, Inc.*	103	3,270
Hortonworks, Inc.*	159	2,701
Instructure, Inc.*	70	2,072
Internap Corp.*	265	1,185
j2 Global, Inc.	154	11,593
Leaf Group Ltd.*	39	277
Limelight Networks, Inc.*	247	887
Liquidity Services, Inc.*	85	484
LivePerson, Inc.*	180	2,412
Meet Group, Inc. (The)*	222	870
MINDBODY, Inc., Class A*	122	2,885
MuleSoft, Inc., Class A*	50	1,090
New Relic, Inc.*	97	4,646
NIC, Inc.	213	3,483
Nutanix, Inc., Class A*	115	2,530
Okta, Inc.*	37	999
Ominto, Inc.*	47	153
Q2 Holdings, Inc.*	104	4,222
QuinStreet, Inc.*	121	647
Quotient Technology, Inc.*	244	3,660
Reis, Inc.	30	513
Rocket Fuel, Inc.*	117	303
Shutterstock, Inc.*	62	2,082
SPS Commerce, Inc.*	56	3,412
Stamps.com, Inc.*	53	10,136
TechTarget, Inc.*	65	646
Trade Desk, Inc. (The), Class A*	57	3,019
TrueCar, Inc.*	208	3,526
Tucows, Inc., Class A*	30	1,585
Twilio, Inc., Class A*	206	6,032
Veritone, Inc.*	8	124
Web.com Group, Inc.*	127	3,213
WebMD Health Corp.*	123	8,172
XO Group, Inc.*	82	1,527
Yelp, Inc.*	258	10,991
Yext, Inc.*	40	520
		196,266
IT Services - 0.3%
Acxiom Corp.*	259	6,032
Blackhawk Network Holdings, Inc.*	181	8,109
CACI International, Inc., Class A*	81	10,514
Cardtronics plc, Class A*	151	3,923
Cass Information Systems, Inc.	36	2,204
Convergys Corp.	312	7,332
CSG Systems International, Inc.	111	4,297
EPAM Systems, Inc.*	163	13,257
Everi Holdings, Inc.*	211	1,627

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
EVERTEC, Inc.	201	3,698
ExlService Holdings, Inc.*	109	6,134
Forrester Research, Inc.	33	1,345
Hackett Group, Inc. (The)	79	1,079
Information Services Group, Inc.*	108	405
ManTech International Corp., Class A	85	3,419
MAXIMUS, Inc.	213	12,946
MoneyGram International, Inc.*	97	1,529
Perficient, Inc.*	114	2,086
Planet Payment, Inc.*	140	554
Presidio, Inc.*	63	876
Science Applications International Corp.	145	10,713
ServiceSource International, Inc.*	251	883
StarTek, Inc.*	34	405
Sykes Enterprises, Inc.*	130	3,466
Syntel, Inc.	110	1,987
TeleTech Holdings, Inc.	46	1,826
Travelport Worldwide Ltd.	412	6,238
Unisys Corp.*	167	1,294
Virtusa Corp.*	92	3,341
		121,519
Leisure Products - 0.1%
Acushnet Holdings Corp.	77	1,266
American Outdoor Brands Corp.*	186	3,035
Callaway Golf Co.	310	4,321
Clarus Corp.*	68	493
Escalade, Inc.	35	422
Johnson Outdoors, Inc., Class A	16	1,021
Malibu Boats, Inc., Class A*	60	1,618
Marine Products Corp.	26	405
MCBC Holdings, Inc.*	61	1,046
Nautilus, Inc.*	100	1,635
Sturm Ruger & Co., Inc.	57	2,611
Vista Outdoor, Inc.*	190	3,895
		21,768
Life Sciences Tools & Services - 0.1%
Accelerate Diagnostics, Inc.*	86	1,978
Cambrex Corp.*	108	5,627
Enzo Biochem, Inc.*	137	1,541
Fluidigm Corp.*	97	443
INC Research Holdings, Inc., Class A*	181	10,625
Luminex Corp.	135	2,610
Medpace Holdings, Inc.*	24	783
NanoString Technologies, Inc.*	59	911
NeoGenomics, Inc.*	185	1,870
Pacific Biosciences of California, Inc.*	278	1,376
PAREXEL International Corp.*	167	14,678
PRA Health Sciences, Inc.*	162	12,539
		54,981
Machinery - 0.5%
Actuant Corp., Class A	198	4,762
Alamo Group, Inc.	31	2,844
Albany International Corp., Class A	95	5,092
Altra Industrial Motion Corp.	95	4,375
American Railcar Industries, Inc.	24	864
Astec Industries, Inc.	71	3,527
Barnes Group, Inc.	167	10,441
Blue Bird Corp.*	24	437
Briggs & Stratton Corp.	138	2,890
Chart Industries, Inc.*	102	3,441
CIRCOR International, Inc.	55	2,641
Columbus McKinnon Corp.	64	2,114
Commercial Vehicle Group, Inc.*	83	493
DMC Global, Inc.	47	609
Douglas Dynamics, Inc.	73	2,548
Eastern Co. (The)	19	497
Energy Recovery, Inc.*	120	780
EnPro Industries, Inc.	70	4,933
ESCO Technologies, Inc.	85	4,628
ExOne Co. (The)*	37	299
Federal Signal Corp.	196	3,663
Franklin Electric Co., Inc.	154	5,937
FreightCar America, Inc.	40	726
Gencor Industries, Inc.*	27	416
Global Brass & Copper Holdings, Inc.	72	2,149
Gorman-Rupp Co. (The)	59	1,796
Graham Corp.	32	641
Greenbrier Cos., Inc. (The)	91	3,904
Hardinge, Inc.	38	520
Harsco Corp.*	267	4,566
Hillenbrand, Inc.	210	7,507
Hurco Cos., Inc.	20	703
Hyster-Yale Materials Handling, Inc.	34	2,420
John Bean Technologies Corp.	104	9,225
Kadant, Inc.	36	3,127
Kennametal, Inc.	266	9,310
LB Foster Co., Class A	28	535
Lindsay Corp.	35	3,030
Lydall, Inc.*	55	2,585
Manitowoc Co., Inc. (The)*	423	3,481
Meritor, Inc.*	278	5,521
Milacron Holdings Corp.*	149	2,376
Miller Industries, Inc.	37	929
Mueller Industries, Inc.	189	5,638
Mueller Water Products, Inc., Class A	511	6,127
Navistar International Corp.*	165	5,636
NN, Inc.	90	2,295
Omega Flex, Inc.	10	580
Proto Labs, Inc.*	82	5,888
RBC Bearings, Inc.*	77	8,491
REV Group, Inc.	42	1,058
Rexnord Corp.*	345	8,239
Spartan Motors, Inc.	113	1,040
SPX Corp.*	141	3,398
SPX FLOW, Inc.*	137	4,585
Standex International Corp.	42	4,009
Sun Hydraulics Corp.	78	3,737
Supreme Industries, Inc., Class A	46	963
Tennant Co.	58	3,535
Titan International, Inc.	165	1,416
TriMas Corp.*	151	3,654
Twin Disc, Inc.*	28	486
Wabash National Corp.	197	4,141
Watts Water Technologies, Inc., Class A	92	5,676
Woodward, Inc.	177	12,427
		226,301
Marine - 0.0%(a)
Costamare, Inc.	121	759
Eagle Bulk Shipping, Inc.*	127	575
Genco Shipping & Trading Ltd.*	25	348
Matson, Inc.	142	3,663
Navios Maritime Holdings, Inc.*	298	459
Safe Bulkers, Inc.*	160	518
Scorpio Bulkers, Inc.*	195	1,570
		7,892
Media - 0.2%
AMC Entertainment Holdings, Inc., Class A	183	2,452
Beasley Broadcast Group, Inc., Class A	16	159
Central European Media Enterprises Ltd., Class A*	273	1,133
Clear Channel Outdoor Holdings, Inc., Class A	118	454
Daily Journal Corp.*	4	840
Emerald Expositions Events, Inc.	52	1,130
Entercom Communications Corp., Class A	93	958
Entravision Communications Corp., Class A	220	1,221

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Eros International plc*	90	877
EW Scripps Co. (The), Class A*	192	3,433
Gannett Co., Inc.	379	3,218
Global Eagle Entertainment, Inc.*	169	522
Gray Television, Inc.*	212	3,032
Hemisphere Media Group, Inc.*	52	673
IMAX Corp.*	191	3,562
Liberty Media Corp.-Liberty Braves, Class C*	114	2,790
Liberty Media Corp-Liberty Braves, Class A*	33	806
Loral Space & Communications, Inc.*	43	1,952
MDC Partners, Inc., Class A*	184	1,877
Meredith Corp.	131	7,120
MSG Networks, Inc., Class A*	199	4,269
National CineMedia, Inc.	205	1,109
New Media Investment Group, Inc.	170	2,344
New York Times Co. (The), Class A	417	7,777
Nexstar Media Group, Inc., Class A	151	9,090
Reading International, Inc., Class A*	56	883
Saga Communications, Inc., Class A	13	531
Salem Media Group, Inc.	39	236
Scholastic Corp.	94	3,706
Sinclair Broadcast Group, Inc., Class A	240	7,260
Time, Inc.	332	4,366
Townsquare Media, Inc., Class A*	29	289
tronc, Inc.*	65	943
World Wrestling Entertainment, Inc., Class A	127	2,769
		83,781
Metals & Mining - 0.2%
AK Steel Holding Corp.*	1,046	5,858
Alcoa Corp.*	1	44
Allegheny Technologies, Inc.*	361	7,520
Ampco-Pittsburgh Corp.	29	447
Carpenter Technology Corp.	154	6,242
Century Aluminum Co.*	165	3,221
Cleveland-Cliffs, Inc.*	989	8,268
Coeur Mining, Inc.*	601	5,259
Commercial Metals Co.	384	7,254
Compass Minerals International, Inc.	112	7,482
Gold Resource Corp.	174	694
Handy & Harman Ltd.*	10	327
Haynes International, Inc.	41	1,252
Hecla Mining Co.	1,308	6,906
Kaiser Aluminum Corp.	56	5,394
Klondex Mines Ltd.*	583	1,965
Materion Corp.	66	2,521
Olympic Steel, Inc.	30	547
Ramaco Resources, Inc.*	20	155
Ryerson Holding Corp.*	53	456
Schnitzer Steel Industries, Inc., Class A	88	2,367
SunCoke Energy, Inc.*	214	1,994
TimkenSteel Corp.*	131	1,943
Warrior Met Coal, Inc.	56	1,528
Worthington Industries, Inc.	149	7,444
		87,088
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AG Mortgage Investment Trust, Inc.	91	1,754
Anworth Mortgage Asset Corp.	314	1,903
Apollo Commercial Real Estate Finance, Inc.	305	5,517
Ares Commercial Real Estate Corp.	89	1,174
ARMOUR Residential REIT, Inc.	121	3,196
Capstead Mortgage Corp.	316	3,056
Cherry Hill Mortgage Investment Corp.	39	721
CYS Investments, Inc.	503	4,421
Dynex Capital, Inc.	153	1,094
Ellington Residential Mortgage REIT	28	410
Great Ajax Corp.	52	737
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	164	3,805
Invesco Mortgage Capital, Inc.	373	6,334
KKR Real Estate Finance Trust, Inc.	34	706
Ladder Capital Corp.	234	3,210
MTGE Investment Corp.	152	2,918
New York Mortgage Trust, Inc.	370	2,316
Orchid Island Capital, Inc.	111	1,073
Owens Realty Mortgage, Inc.	33	573
PennyMac Mortgage Investment Trust	219	3,786
Redwood Trust, Inc.	254	4,237
Resource Capital Corp.	100	1,035
Sutherland Asset Management Corp.	56	854
Western Asset Mortgage Capital Corp.	136	1,429
		56,259
Multiline Retail - 0.0%(a)
Big Lots, Inc.	149	7,093
Dillard’s, Inc., Class A	50	3,040
Fred’s, Inc., Class A	119	705
JC Penney Co., Inc.*	1,029	3,982
Ollie’s Bargain Outlet Holdings, Inc.*	158	6,612
Sears Holdings Corp.*	39	320
		21,752
Multi-Utilities - 0.1%
Avista Corp.	214	11,000
Black Hills Corp.	177	12,457
NorthWestern Corp.	162	9,772
Unitil Corp.	46	2,293
		35,522
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp.*	502	853
Adams Resources & Energy, Inc.	7	243
Approach Resources, Inc.*	143	398
Arch Coal, Inc., Class A	73	5,831
Ardmore Shipping Corp.*	93	753
Bill Barrett Corp.*	250	748
Bonanza Creek Energy, Inc.*	67	1,741
California Resources Corp.*	141	1,100
Callon Petroleum Co.*	669	6,931
Carrizo Oil & Gas, Inc.*	207	2,782
Clean Energy Fuels Corp.*	453	1,078
Cloud Peak Energy, Inc.*	245	769
Cobalt International Energy, Inc.*	1	2
Contango Oil & Gas Co.*	78	358
CVR Energy, Inc.	52	1,114
Delek US Energy, Inc.	258	6,378
Denbury Resources, Inc.*	1,319	1,398
DHT Holdings, Inc.	256	960
Dorian LPG Ltd.*	63	432
Earthstone Energy, Inc.*	33	316
Eclipse Resources Corp.*	290	676
Energy XXI Gulf Coast, Inc.*	98	1,024
EP Energy Corp., Class A*	128	376
Evolution Petroleum Corp.	84	584
EXCO Resources, Inc.*	1	2
Frontline Ltd.	255	1,244
GasLog Ltd.	136	2,285
Gastar Exploration, Inc.*	579	342
Gener8 Maritime, Inc.*	157	707
Golar LNG Ltd.	319	6,916
Green Plains, Inc.	126	2,337
Halcon Resources Corp.*	203	1,257
Hallador Energy Co.	53	307
International Seaways, Inc.*	98	1,807
Isramco, Inc.*	2	225
Jagged Peak Energy, Inc.*	106	1,358
Jones Energy, Inc., Class A*	151	149
Lilis Energy, Inc.*	142	520

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Matador Resources Co.*	298	7,027
Midstates Petroleum Co., Inc.*	37	536
Navios Maritime Acquisition Corp.	274	345
Nordic American Tankers Ltd.	332	1,574
Oasis Petroleum, Inc.*	781	5,701
Overseas Shipholding Group, Inc., Class A*	150	339
Pacific Ethanol, Inc.*	136	680
Panhandle Oil and Gas, Inc., Class A	52	1,097
Par Pacific Holdings, Inc.*	105	1,870
PDC Energy, Inc.*	219	8,613
Peabody Energy Corp.*	206	5,974
Penn Virginia Corp.*	47	1,809
Renewable Energy Group, Inc.*	126	1,525
Resolute Energy Corp.*	72	2,128
REX American Resources Corp.*	19	1,646
Ring Energy, Inc.*	150	1,788
Rosehill Resources, Inc.*	8	52
Sanchez Energy Corp.*	235	1,029
SandRidge Energy, Inc.*	116	1,998
Scorpio Tankers, Inc.	547	2,226
SemGroup Corp., Class A	220	5,654
Ship Finance International Ltd.	198	2,584
SilverBow Resources, Inc.*	23	498
SRC Energy, Inc.*	666	5,255
Stone Energy Corp.*	65	1,573
Teekay Corp.	179	1,650
Teekay Tankers Ltd., Class A	405	571
Tellurian, Inc.*	184	1,700
Ultra Petroleum Corp.*	647	5,040
Uranium Energy Corp.*	453	598
W&T Offshore, Inc.*	311	594
Westmoreland Coal Co.*	61	142
WildHorse Resource Development Corp.*	66	720
		130,837
Paper & Forest Products - 0.1%
Boise Cascade Co.*	128	3,840
Clearwater Paper Corp.*	54	2,511
Deltic Timber Corp.	36	2,809
KapStone Paper and Packaging Corp.	288	6,442
Louisiana-Pacific Corp.*	483	12,307
Neenah Paper, Inc.	55	4,249
PH Glatfelter Co.	144	2,494
Schweitzer-Mauduit International, Inc.	101	3,831
Verso Corp., Class A*	112	596
		39,079
Personal Products - 0.0%(a)
elf Beauty, Inc.*	69	1,428
Inter Parfums, Inc.	57	2,249
Medifast, Inc.	35	1,982
Natural Health Trends Corp.	24	484
Nature’s Sunshine Products, Inc.	36	380
Revlon, Inc., Class A*	39	659
USANA Health Sciences, Inc.*	38	2,249
		9,431
Pharmaceuticals - 0.3%
Aclaris Therapeutics, Inc.*	67	1,737
Aerie Pharmaceuticals, Inc.*	101	5,792
Amphastar Pharmaceuticals, Inc.*	120	1,921
ANI Pharmaceuticals, Inc.*	27	1,296
Aratana Therapeutics, Inc.*	134	765
Assembly Biosciences, Inc.*	47	1,274
Catalent, Inc.*	417	17,218
Cempra, Inc.*	159	485
Clearside Biomedical, Inc.*	69	482
Collegium Pharmaceutical, Inc.*	75	753
Corcept Therapeutics, Inc.*	302	5,034
Corium International, Inc.*	66	564
Depomed, Inc.*	189	1,149
Dermira, Inc.*	126	2,972
Durect Corp.*	455	723
Horizon Pharma plc*	542	7,415
Impax Laboratories, Inc.*	243	5,261
Innoviva, Inc.*	252	3,538
Intersect ENT, Inc.*	86	2,657
Intra-Cellular Therapies, Inc.*	112	2,066
Lannett Co., Inc.*	93	1,632
Medicines Co. (The)*	229	8,402
MyoKardia, Inc.*	57	2,471
Nektar Therapeutics*	492	10,347
Neos Therapeutics, Inc.*	64	534
Ocular Therapeutix, Inc.*	75	470
Omeros Corp.*	138	2,825
Pacira Pharmaceuticals, Inc.*	130	4,953
Paratek Pharmaceuticals, Inc.*	78	2,200
Phibro Animal Health Corp., Class A	63	2,237
Prestige Brands Holdings, Inc.*	177	8,976
Reata Pharmaceuticals, Inc., Class A*	28	847
Revance Therapeutics, Inc.*	74	1,817
SciClone Pharmaceuticals, Inc.*	172	1,892
Sucampo Pharmaceuticals, Inc., Class A*	80	940
Supernus Pharmaceuticals, Inc.*	157	7,191
Teligent, Inc.*	136	940
Tetraphase Pharmaceuticals, Inc.*	126	880
TherapeuticsMD, Inc.*	518	3,108
Theravance Biopharma, Inc.*	138	4,508
WaVe Life Sciences Ltd.*	39	917
Zogenix, Inc.*	82	972
Zynerba Pharmaceuticals, Inc.*	38	241
		132,402
Professional Services - 0.2%
Acacia Research Corp.*	164	533
Advisory Board Co. (The)*	134	7,135
Barrett Business Services, Inc.	23	1,186
BG Staffing, Inc.	23	372
CBIZ, Inc.*	170	2,576
Cogint, Inc.*	67	328
CRA International, Inc.	28	1,051
Exponent, Inc.	85	5,789
Franklin Covey Co.*	32	602
FTI Consulting, Inc.*	137	4,646
GP Strategies Corp.*	42	1,201
Heidrick & Struggles International, Inc.	61	1,113
Hill International, Inc.*	113	537
Huron Consulting Group, Inc.*	73	2,208
ICF International, Inc.*	59	2,835
Insperity, Inc.	61	4,898
Kelly Services, Inc., Class A	101	2,185
Kforce, Inc.	78	1,404
Korn/Ferry International	170	5,664
Mistras Group, Inc.*	57	1,078
Navigant Consulting, Inc.*	156	2,391
On Assignment, Inc.*	168	8,014
Pendrell Corp.*	40	271
Resources Connection, Inc.	95	1,211
RPX Corp.*	150	1,959
TriNet Group, Inc.*	136	4,859
TrueBlue, Inc.*	139	2,843
WageWorks, Inc.*	124	7,310
Willdan Group, Inc.*	25	775
		76,974
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	155	6,727
Altisource Portfolio Solutions SA*	37	843
Consolidated-Tomoka Land Co.	13	720
Forestar Group, Inc.*	139	2,391
FRP Holdings, Inc.*	22	966
Griffin Industrial Realty, Inc.	2	69
HFF, Inc., Class A	122	4,652
Kennedy-Wilson Holdings, Inc.	276	5,327

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Marcus & Millichap, Inc.*	53	1,395
Maui Land & Pineapple Co., Inc.*	22	284
RE/MAX Holdings, Inc., Class A	59	3,614
RMR Group, Inc. (The), Class A	23	1,188
St Joe Co. (The)*	160	3,016
Stratus Properties, Inc.	20	592
Tejon Ranch Co.*	49	979
Transcontinental Realty Investors, Inc.*	6	127
Trinity Place Holdings, Inc.*	60	414
		33,304
Road & Rail - 0.1%
ArcBest Corp.	86	2,554
Avis Budget Group, Inc.*	248	8,985
Covenant Transportation Group, Inc., Class A*	39	936
Daseke, Inc.*	68	891
Heartland Express, Inc.	157	3,481
Hertz Global Holdings, Inc.*	182	3,957
Knight Transportation, Inc.	243	9,489
Marten Transport Ltd.	129	2,212
Roadrunner Transportation Systems, Inc.*	101	755
Saia, Inc.*	84	4,750
Schneider National, Inc., Class B	108	2,403
Swift Transportation Co.*	241	6,760
Universal Logistics Holdings, Inc.	28	465
Werner Enterprises, Inc.	158	5,230
YRC Worldwide, Inc.*	110	1,473
		54,341
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Energy Industries, Inc.*	132	9,707
Alpha & Omega Semiconductor Ltd.*	62	985
Ambarella, Inc.*	108	5,875
Amkor Technology, Inc.*	338	2,968
Axcelis Technologies, Inc.*	100	2,090
AXT, Inc.*	123	959
Brooks Automation, Inc.	228	5,944
Cabot Microelectronics Corp.	83	5,944
CEVA, Inc.*	71	2,879
Cirrus Logic, Inc.*	214	12,408
Cohu, Inc.	89	1,670
Cree, Inc.*	324	7,883
CyberOptics Corp.*	23	348
Diodes, Inc.*	127	3,574
DSP Group, Inc.*	72	857
Entegris, Inc.*	471	11,987
FormFactor, Inc.*	239	3,609
GSI Technology, Inc.*	47	312
Ichor Holdings Ltd.*	39	892
Impinj, Inc.*	60	2,294
Inphi Corp.*	139	5,322
Integrated Device Technology, Inc.*	445	10,996
IXYS Corp.*	83	1,909
Kopin Corp.*	204	820
Lattice Semiconductor Corp.*	407	2,300
MACOM Technology Solutions Holdings, Inc.*	135	6,148
MaxLinear, Inc.*	200	4,320
MKS Instruments, Inc.	179	14,741
Monolithic Power Systems, Inc.	132	13,374
Nanometrics, Inc.*	80	2,063
NeoPhotonics Corp.*	107	626
NVE Corp.	16	1,213
PDF Solutions, Inc.*	93	1,413
Photronics, Inc.*	222	1,754
Pixelworks, Inc.*	95	456
Power Integrations, Inc.	95	6,921
Rambus, Inc.*	368	4,773
Rudolph Technologies, Inc.*	104	2,309
Semtech Corp.*	215	8,084
Sigma Designs, Inc.*	124	775
Silicon Laboratories, Inc.*	139	10,550
SunPower Corp.*	198	1,750
Synaptics, Inc.*	114	4,739
Ultra Clean Holdings, Inc.*	109	2,515
Veeco Instruments, Inc.*	157	2,967
Xcerra Corp.*	178	1,748
Xperi Corp.	162	4,415
		202,186
Software - 0.5%
8x8, Inc.*	293	4,146
A10 Networks, Inc.*	163	1,068
ACI Worldwide, Inc.*	387	8,808
Agilysys, Inc.*	51	525
American Software, Inc., Class A	88	969
Aspen Technology, Inc.*	249	15,749
Barracuda Networks, Inc.*	83	2,009
Blackbaud, Inc.	158	13,337
Blackline, Inc.*	36	1,111
Bottomline Technologies de, Inc.*	132	4,001
BroadSoft, Inc.*	102	5,054
Callidus Software, Inc.*	214	5,510
CommVault Systems, Inc.*	129	7,875
Dell Technologies, Inc., Class V*	1	75
Digimarc Corp.*	33	1,020
Ebix, Inc.	80	4,616
Ellie Mae, Inc.*	112	9,294
Everbridge, Inc.*	56	1,298
Exa Corp.*	46	660
Fair Isaac Corp.	102	14,358
Gigamon, Inc.*	120	5,154
Glu Mobile, Inc.*	344	1,252
Guidance Software, Inc.*	74	524
HubSpot, Inc.*	112	8,215
Imperva, Inc.*	111	4,956
Majesco*	18	89
MicroStrategy, Inc., Class A*	32	4,128
Mitek Systems, Inc.*	102	1,035
MobileIron, Inc.*	182	692
Model N, Inc.*	77	1,043
Monotype Imaging Holdings, Inc.	138	2,519
Park City Group, Inc.*	43	542
Paycom Software, Inc.*	164	12,236
Paylocity Holding Corp.*	86	4,226
Pegasystems, Inc.	122	7,021
Progress Software Corp.	158	5,306
Proofpoint, Inc.*	142	13,030
PROS Holdings, Inc.*	87	2,292
QAD, Inc., Class A	33	1,112
Qualys, Inc.*	104	4,940
Rapid7, Inc.*	69	1,163
RealNetworks, Inc.*	81	323
RealPage, Inc.*	195	8,405
RingCentral, Inc., Class A*	207	8,766
Rosetta Stone, Inc.*	56	515
Rubicon Project, Inc. (The)*	147	553
SecureWorks Corp., Class A*	27	276
Silver Spring Networks, Inc.*	139	1,760
Synchronoss Technologies, Inc.*	141	2,367
Telenav, Inc.*	101	656
TiVo Corp.	389	7,119
Upland Software, Inc.*	24	552
Varonis Systems, Inc.*	63	2,444
VASCO Data Security International, Inc.*	100	1,255
Verint Systems, Inc.*	207	8,218
VirnetX Holding Corp.*	168	672
Workiva, Inc.*	82	1,656
Zendesk, Inc.*	322	8,823
Zix Corp.*	178	945
		238,263
Specialty Retail - 0.3%
Aaron’s, Inc.	210	9,297

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Abercrombie & Fitch Co., Class A	227	2,892
American Eagle Outfitters, Inc.	538	6,429
America’s Car-Mart, Inc.*	25	960
Asbury Automotive Group, Inc.*	62	3,339
Ascena Retail Group, Inc.*	572	1,167
At Home Group, Inc.*	17	416
Barnes & Noble Education, Inc.*	127	658
Barnes & Noble, Inc.	197	1,527
Big 5 Sporting Goods Corp.	70	536
Boot Barn Holdings, Inc.*	41	332
Buckle, Inc. (The)	95	1,344
Build-A-Bear Workshop, Inc.*	45	414
Caleres, Inc.	140	3,777
Camping World Holdings, Inc., Class A	41	1,507
Carvana Co.*	50	892
Cato Corp. (The), Class A	80	1,053
Chico’s FAS, Inc.	427	3,279
Children’s Place, Inc. (The)	57	6,051
Citi Trends, Inc.	48	870
Conn’s, Inc.*	61	1,058
Container Store Group, Inc. (The)*	53	215
DSW, Inc., Class A	218	4,040
Express, Inc.*	256	1,631
Finish Line, Inc. (The), Class A	132	1,100
Five Below, Inc.*	179	8,515
Francesca’s Holdings Corp.*	122	886
Genesco, Inc.*	64	1,354
GNC Holdings, Inc., Class A	225	1,867
Group 1 Automotive, Inc.	68	4,081
Guess?, Inc.	199	3,100
Haverty Furniture Cos., Inc.	62	1,454
Hibbett Sports, Inc.*	71	873
J. Jill, Inc.*	39	379
Kirkland’s, Inc.*	51	588
Lithia Motors, Inc., Class A	77	8,316
Lumber Liquidators Holdings, Inc.*	93	3,490
MarineMax, Inc.*	83	1,340
Monro, Inc.	105	5,009
Office Depot, Inc.	1,699	7,289
Party City Holdco, Inc.*	91	1,269
Pier 1 Imports, Inc.	268	1,123
Rent-A-Center, Inc.	142	1,718
Restoration Hardware Holdings, Inc.*	113	5,287
Select Comfort Corp.*	136	4,016
Shoe Carnival, Inc.	39	784
Sonic Automotive, Inc., Class A	88	1,593
Sportsman’s Warehouse Holdings, Inc.*	120	498
Tailored Brands, Inc.	163	1,927
Tile Shop Holdings, Inc.	113	1,701
Tilly’s, Inc., Class A	43	473
Vitamin Shoppe, Inc.*	71	380
West Marine, Inc.	62	804
Winmark Corp.	8	1,055
Zumiez, Inc.*	61	759
		126,712
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*	363	4,559
Avid Technology, Inc.*	111	490
CPI Card Group, Inc.	68	65
Cray, Inc.*	133	2,507
Diebold Nixdorf, Inc.	251	5,133
Eastman Kodak Co.*	55	426
Electronics For Imaging, Inc.*	154	5,476
Immersion Corp.*	97	710
Intevac, Inc.*	64	582
Pure Storage, Inc., Class A*	309	4,601
Quantum Corp.*	93	513
Stratasys Ltd.*	166	3,715
Super Micro Computer, Inc.*	129	3,435
USA Technologies, Inc.*	129	703
		32,915
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	97	5,557
Crocs, Inc.*	245	2,188
Culp, Inc.	36	1,044
Deckers Outdoor Corp.*	105	6,709
Delta Apparel, Inc.*	23	451
Fossil Group, Inc.*	142	1,177
G-III Apparel Group Ltd.*	144	3,960
Iconix Brand Group, Inc.*	166	928
Movado Group, Inc.	50	1,387
Oxford Industries, Inc.	55	3,180
Perry Ellis International, Inc.*	42	917
Sequential Brands Group, Inc.*	132	403
Steven Madden Ltd.*	196	8,310
Superior Uniform Group, Inc.	28	617
Unifi, Inc.*	51	1,585
Vera Bradley, Inc.*	67	606
Wolverine World Wide, Inc.	313	8,232
		47,251
Thrifts & Mortgage Finance - 0.3%
ASB Bancorp, Inc.*	9	399
Astoria Financial Corp.	309	6,053
Bank Mutual Corp.	141	1,290
BankFinancial Corp.	48	770
Bear State Financial, Inc.	69	709
Beneficial Bancorp, Inc.	230	3,439
BofI Holding, Inc.*	199	5,276
Capitol Federal Financial, Inc.	426	5,845
Charter Financial Corp.	41	667
Clifton Bancorp, Inc.	68	1,071
Dime Community Bancshares, Inc.	105	1,990
Entegra Financial Corp.*	21	487
ESSA Bancorp, Inc.	29	438
Essent Group Ltd.*	256	10,004
Federal Agricultural Mortgage Corp., Class C	29	1,976
First Defiance Financial Corp.	33	1,616
Flagstar Bancorp, Inc.*	71	2,330
Greene County Bancorp, Inc.	10	234
Hingham Institution for Savings	4	736
Home Bancorp, Inc.	19	767
HomeStreet, Inc.*	96	2,424
Impac Mortgage Holdings, Inc.*	35	464
Kearny Financial Corp.	282	3,990
LendingTree, Inc.*	21	4,850
Malvern Bancorp, Inc.*	21	500
Meridian Bancorp, Inc.	159	2,798
Meta Financial Group, Inc.	30	2,109
MGIC Investment Corp.*	1,229	14,072
Nationstar Mortgage Holdings, Inc.*	97	1,670
NMI Holdings, Inc., Class A*	189	2,051
Northfield Bancorp, Inc.	143	2,304
Northwest Bancshares, Inc.	314	4,845
OceanFirst Financial Corp.	105	2,621
Oconee Federal Financial Corp.	4	112
Ocwen Financial Corp.*	351	1,028
Oritani Financial Corp.	131	2,103
PCSB Financial Corp.*	60	1,015
PennyMac Financial Services, Inc., Class A*	53	901
PHH Corp.*	175	2,485
Provident Bancorp, Inc.*	15	306
Provident Financial Holdings, Inc.	20	379
Provident Financial Services, Inc.	205	5,094
Prudential Bancorp, Inc.	27	498
Radian Group, Inc.	719	12,583
Riverview Bancorp, Inc.	64	514
SI Financial Group, Inc.	37	540
Southern Missouri Bancorp, Inc.	20	649
Territorial Bancorp, Inc.	26	786

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Timberland Bancorp, Inc.	21	582
TrustCo Bank Corp.	307	2,425
United Community Financial Corp.	162	1,473
United Financial Bancorp, Inc.	168	2,910
Walker & Dunlop, Inc.*	92	4,434
Washington Federal, Inc.	297	9,281
Waterstone Financial, Inc.	85	1,500
Western New England Bancorp, Inc.	92	915
WSFS Financial Corp.	100	4,470
		147,778
Tobacco - 0.0%(a)
Turning Point Brands, Inc.*	17	292
Universal Corp.	82	4,691
Vector Group Ltd.	310	6,696
		11,679
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	158	3,542
Applied Industrial Technologies, Inc.	127	7,239
Beacon Roofing Supply, Inc.*	200	9,420
BMC Stock Holdings, Inc.*	217	4,405
CAI International, Inc.*	51	1,580
DXP Enterprises, Inc.*	52	1,409
EnviroStar, Inc.	12	397
Foundation Building Materials, Inc.*	43	562
GATX Corp.	130	7,875
GMS, Inc.*	78	2,510
H&E Equipment Services, Inc.	105	2,472
Herc Holdings, Inc.*	80	3,378
Huttig Building Products, Inc.*	79	450
Kaman Corp.	89	4,365
Lawson Products, Inc.*	21	501
MRC Global, Inc.*	296	4,668
Neff Corp., Class A*	27	674
Nexeo Solutions, Inc.*	87	624
NOW, Inc.*	355	4,139
Rush Enterprises, Inc., Class A*	99	4,058
Rush Enterprises, Inc., Class B*	18	693
SiteOne Landscape Supply, Inc.*	113	5,677
Textainer Group Holdings Ltd.*	90	1,597
Titan Machinery, Inc.*	62	800
Triton International Ltd.*	144	5,316
Veritiv Corp.*	38	1,064
Willis Lease Finance Corp.*	11	262
		79,677
Transportation Infrastructure - 0.0%(a)
Wesco Aircraft Holdings, Inc.*	185	1,554

Water Utilities - 0.1%
American States Water Co.	120	5,916
AquaVenture Holdings Ltd.*	38	576
Artesian Resources Corp., Class A	26	964
Cadiz, Inc.*	69	842
California Water Service Group	159	5,954
Connecticut Water Service, Inc.	37	2,007
Consolidated Water Co. Ltd.	48	574
Global Water Resources, Inc.	34	326
Middlesex Water Co.	53	2,013
Pure Cycle Corp.*	57	413
SJW Group	54	2,997
York Water Co. (The)	43	1,415
		23,997
Wireless Telecommunication Services - 0.0%(a)
Boingo Wireless, Inc.*	121	2,491
Shenandoah Telecommunications Co.	154	5,552
Spok Holdings, Inc.	68	1,139
		9,182
TOTAL COMMON STOCKS (Cost $5,997,502)		6,370,789

	No. of Rights

RIGHTS - 0.0%(a)

Biotechnology - 0.0%(a)
Dyax Corp., CVR*(b)(c)	288	320
Tobira Therapeutics, Inc., CVR*(b)(c)	10	—
TOTAL RIGHTS (Cost $—)		320

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 74.4%

REPURCHASE AGREEMENT(d) - 7.8%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $3,558,080 (Cost $3,557,982)	3,557,982	3,557,982

U.S. TREASURY OBLIGATION - 66.6%
U.S. Treasury Bills 0.97%, 11/2/2017(e) (Cost $30,295,649)	30,350,000	30,302,755
TOTAL SHORT-TERM INVESTMENTS (Cost $33,853,631)		33,860,737

Total Investments - 88.4% (Cost $39,851,133)		40,231,846
Other Assets Less Liabilities - 11.6%		5,265,814
Net assets - 100.0%		45,497,660

See accompanying notes to schedules of portfolio investments.

*                           Non-income producing security.

(a)                   Represents less than 0.05% of net assets.

(b)                   Security fair valued as of August 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2017 amounted to $378, which represents approximately 0.00% of net assets of the Fund.

(c)                    Illiquid security.

(d)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)                    The rate shown was the current yield as of August 31, 2017.

Abbreviations

CVR               Contingent Value Rights — No defined expiration

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,940,454
Aggregate gross unrealized depreciation	(737,248)
Net unrealized appreciation	$3,203,206
Federal income tax cost	$39,878,391

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
E-Mini Euro	59	9/18/2017	USD	$4,393,656	$(210,317)

Cash collateral in the amount of $68,145 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(4,374,770)	$(4,542,140)	1/8/2018	Credit Suisse International	(1.53)%	S&P 500® Total Return Index	$(180,525)
USD	(156,919)	48,751	1/8/2018	Credit Suisse International	0.43%	Russell 2000® Total Return Index	212,272
USD	1,312,171	1,778,257	1/8/2018	Credit Suisse International	0.98%	iShares® MSCI Emerging Markets ETF	459,996
USD	1,982,907	2,752,363	1/8/2018	Credit Suisse International	0.93%	iShares® MSCI EAFE ETF	762,280
USD	(131,345)	(185,167)	11/6/2017	Morgan Stanley & Co. International plc	(1.08)%	S&P 500® Total Return Index	(58,350)
USD	11,241	16,772	1/8/2018	Morgan Stanley & Co. International plc	0.98%	iShares® MSCI Emerging Markets ETF	5,449
USD	1,624	1,993	11/6/2017	Societe Generale	1.23%	Russell 2000® Total Return Index	397
USD	1,281,754	1,578,785	11/6/2017	Societe Generale	0.88%	iShares® MSCI Emerging Markets ETF	291,896
USD	1,633,743	2,002,460	1/8/2018	Societe Generale	1.93%	iShares® MSCI EAFE ETF	339,173
USD	3,070	3,766	11/6/2017	UBS AG	1.23%	Russell 2000® Total Return Index	756
USD	1,060,682	1,306,387	1/8/2018	UBS AG	1.03%	iShares® MSCI Emerging Markets ETF	239,341
USD	799,228	1,794,567	1/8/2018	UBS AG	1.23%	iShares® MSCI EAFE ETF	987,383
USD	3,423,386	$6,556,794					$3,060,068

(1)                   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)                   Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 86.9%

REPURCHASE AGREEMENT(a) - 86.9%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $4,392,158 (Cost $4,392,078)	4,392,078	4,392,078

Total Investments - 86.9% (Cost $4,392,078)		4,392,078
Other Assets Less Liabilities - 13.1%		664,666
Net assets - 100.0%		5,056,744

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,291
Aggregate gross unrealized depreciation	(91,133)
Net unrealized depreciation	$30,158
Federal income tax cost	$4,392,078

Managed Futures Strategy ETF had the following open long and short futures contracts as of August 31, 2017:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar Currency	4	9/19/2017	USD	$320,140	$9,723
Cocoa	6	12/13/2017	USD	115,560	(8,146)
Coffee ‘C’	2	12/18/2017	USD	97,012	(10,881)
Copper	3	12/27/2017	USD	232,387	14,131
Corn	7	7/13/2018	USD	134,400	(6,856)
E-Mini Euro	4	9/18/2017	USD	297,800	14,925
Foreign Exchange AUD/USD	3	9/18/2017	USD	238,440	10,703
Foreign Exchange CHF/USD	2	9/18/2017	USD	260,700	(30)
Foreign Exchange GBP/USD	3	9/18/2017	USD	242,625	(988)
Foreign Exchange JPY/USD	2	9/18/2017	USD	227,462	1,239
Gold	5	12/27/2017	USD	212,544	9,046
NY Harbor ULSD	1	10/31/2017	USD	72,257	2,324
RBOB Gasoline	1	9/29/2017	USD	74,726	9,893
Soybean	3	11/14/2017	USD	141,788	(2,664)
U.S. Treasury 10 Year Note	5	12/19/2017	USD	634,922	5,603
U.S. Treasury Long Bond	2	12/19/2017	USD	312,188	5,935
Wheat	5	12/14/2017	USD	108,625	(32,813)
WTI Crude Oil	2	10/20/2017	USD	95,920	(3,705)
					$17,439

Futures Contracts Sold

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Cotton No. 2	6	12/6/2017	USD	$212,790	$(7,581)
E-Mini Natural Gas	2	9/26/2017	USD	15,200	(1,027)
Lean Hogs	7	10/13/2017	USD	171,920	12,941
Live Cattle	8	10/31/2017	USD	337,280	24,828
Natural Gas	4	9/27/2017	USD	121,600	(8,009)
Silver	3	12/27/2017	USD	123,025	(6,709)
Sugar No. 11	8	9/29/2017	USD	129,024	(1,724)
					$12,719
					$30,158

Cash collateral in the amount of $162,350 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Merger ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 84.8%

Aerospace & Defense - 2.5%
Zodiac Aerospace	3,051	88,277

Biotechnology - 2.6%
Kite Pharma, Inc.*	529	94,157

Communications Equipment - 2.6%
Brocade Communications Systems, Inc.	7,491	92,738

Diversified Telecommunication Services - 2.5%
Level 3 Communications, Inc.*	1,641	89,320

Energy Equipment & Services - 3.8%
Amec Foster Wheeler plc	13,759	75,170
Atwood Oceanics, Inc.*	9,230	60,641
		135,811
Equity Real Estate Investment Trusts (REITs) - 5.3%
DuPont Fabros Technology, Inc.	1,511	97,248
Monogram Residential Trust, Inc.	7,870	94,440
		191,688
Food & Staples Retailing - 2.5%
Booker Group plc	34,807	90,018

Gas Utilities - 2.7%
WGL Holdings, Inc.	1,147	96,646

Health Care Equipment & Supplies - 5.2%
CR Bard, Inc.	307	98,489
NxStage Medical, Inc.*	3,160	88,480
		186,969
Health Care Providers & Services - 2.6%
VCA, Inc.*	1,017	94,540

Hotels, Restaurants & Leisure - 5.2%
ClubCorp Holdings, Inc.	5,495	93,415
Tatts Group Ltd.	29,122	95,149
		188,564
Independent Power and Renewable Electricity Producers - 2.6%
Calpine Corp.*	6,283	92,360

Insurance - 2.6%
Fidelity & Guaranty Life	3,039	94,969

Internet & Direct Marketing Retail - 2.4%
HSN, Inc.	2,360	86,612

Internet Software & Services - 2.6%
WebMD Health Corp.*	1,415	94,012

Life Sciences Tools & Services - 2.6%
PAREXEL International Corp.*	1,075	94,482

Marine - 2.6%
Orient Overseas International Ltd.	10,166	94,051

Media - 10.6%
Scripps Networks Interactive, Inc., Class A	1,076	92,159
Sky plc	7,530	93,086
Time Warner, Inc.	1,073	108,480
Tribune Media Co., Class A	2,193	87,874
		381,599
Multi-Utilities - 2.6%
Avista Corp.	1,795	92,263

Oil, Gas & Consumable Fuels - 5.6%
Rice Energy, Inc.*	3,802	104,023
Veresen, Inc.	6,899	97,180
		201,203
Pharmaceuticals - 2.6%
Akorn, Inc.*	2,804	92,252

Real Estate Management & Development - 2.6%
Global Logistic Properties Ltd.	39,100	93,428

Road & Rail - 3.0%
Swift Transportation Co.*	3,856	108,161

Specialty Retail - 2.6%
Staples, Inc.	9,300	94,999

Thrifts & Mortgage Finance - 2.3%
Astoria Financial Corp.	4,313	84,492

TOTAL COMMON STOCKS (Cost $3,062,028)		3,053,611

	No. of Rights

RIGHT - 0.2%

Biotechnology - 0.2%
Dyax Corp., CVR*(a)(b) (Cost $—)	4,897	5,436

	Principal Amount ($)

SHORT-TERM INVESTMENT - 12.6%

REPURCHASE AGREEMENT(c) - 12.6%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $453,663 (Cost $453,651)	453,651	453,651

Total Investments - 97.6% (Cost $3,515,679)		3,512,698
Other Assets Less Liabilities - 2.4%		87,597
Net assets - 100.0%		3,600,295

*                 Non-income producing security.

(a)         Security fair valued as of August 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2017 amounted to $5,436, which represents approximately 0.15% of net assets of the Fund.

(b)         Illiquid security.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Abbreviations

CVR	Contingent Value Rights — No defined expiration

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,367
Aggregate gross unrealized depreciation	(490,572)
Net unrealized depreciation	$(378,205)
Federal income tax cost	$3,515,338

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of August 31, 2017:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. British Pound	Goldman Sachs International	11/10/17	(98,000)	$128,025	$127,007	$1,018
U.S. Dollar vs. Hong Kong Dollar	Goldman Sachs International	11/10/17	(841,000)	107,760	107,671	89
						$1,107
U.S. Dollar vs. Euro	Goldman Sachs International	11/10/17	87,000	$(104,020)	$103,941	$(79)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	11/10/17	(20,000)	15,801	15,885	(84)
U.S. Dollar vs. Euro	Goldman Sachs International	11/10/17	(172,000)	203,920	205,493	(1,573)
U.S. Dollar vs. Singapore Dollar	Goldman Sachs International	11/10/17	(146,000)	107,270	107,743	(473)
						$(2,209)
						$(1,102)

Swap Agreements

Merger ETF had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(4,905)	$(4,746)	11/6/2018	Citibank NA	(0.50)%	S&P Merger Arbitrage Index (short exposure to Acquirers)	$52
USD	5,604	5,624	11/6/2018	Citibank NA	1.65%	S&P Merger Arbitrage Index (long exposure to Targets)	25
USD	(810,578)	(1,161,136)	11/6/2017	Societe Generale	(0.53)%	S&P Merger Arbitrage Index (short exposure to Acquirers)	(415,173)
USD	396,387	434,951	11/6/2018	Societe Generale	1.68%	S&P Merger Arbitrage Index (long exposure to Targets)	40,633
USD	(413,492)	$(725,307)					$(374,463)

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

See accompanying notes to schedules of portfolio investments.

Abbreviations

USD	U.S. Dollar

Merger ETF invested, as a percentage of net assets, in the following countries as of August 31, 2017:

United States	64.8%
United Kingdom	7.2%
Canada	2.7%
Australia	2.6%
Hong Kong	2.6%
Singapore	2.6%
France	2.5%
Other (1)	15.0%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 96.5%

Aerospace & Defense - 2.3%
Arconic, Inc.	508	12,939
Boeing Co. (The)	477	114,318
Curtiss-Wright Corp.	30	2,905
Esterline Technologies Corp.*	40	3,416
General Dynamics Corp.	216	43,492
Huntington Ingalls Industries, Inc.	29	6,205
KLX, Inc.*	63	3,020
Lockheed Martin Corp.	227	69,323
Moog, Inc., Class A*	40	3,070
Northrop Grumman Corp.	133	36,204
Orbital ATK, Inc.	38	4,240
Raytheon Co.	236	42,954
Rockwell Collins, Inc.	93	12,188
Spirit AeroSystems Holdings, Inc., Class A	117	8,716
Teledyne Technologies, Inc.*	26	3,902
Textron, Inc.	263	12,911
TransDigm Group, Inc.	44	11,469
Triumph Group, Inc.	118	3,103
United Technologies Corp.	821	98,290
		492,665
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	144	10,171
Expeditors International of Washington, Inc.	130	7,293
FedEx Corp.	230	49,307
Hub Group, Inc., Class A*	57	2,192
United Parcel Service, Inc., Class B	597	68,273
XPO Logistics, Inc.*	79	4,835
		142,071
Airlines - 0.1%
American Airlines Group, Inc.	148	6,621
Delta Air Lines, Inc.	193	9,108
Southwest Airlines Co.	92	4,797
United Continental Holdings, Inc.*	142	8,798
		29,324
Auto Components - 0.6%
Adient plc	309	21,840
American Axle & Manufacturing Holdings, Inc.*	157	2,294
Autoliv, Inc.	110	11,948
BorgWarner, Inc.	228	10,581
Cooper Tire & Rubber Co.	91	3,058
Dana, Inc.	289	6,956
Delphi Automotive plc	218	21,015
Gentex Corp.	193	3,526
Goodyear Tire & Rubber Co. (The)	462	13,999
Lear Corp.	90	13,459
Tenneco, Inc.	109	5,908
Visteon Corp.*	68	7,850
		122,434
Automobiles - 1.1%
Ford Motor Co.	10,511	115,936
General Motors Co.	2,927	106,953
Harley-Davidson, Inc.	177	8,321
Thor Industries, Inc.	29	3,150
		234,360
Banks - 7.8%
Associated Banc-Corp.	141	3,088
Bank of America Corp.	10,758	257,009
Bank of Hawaii Corp.	33	2,578
BankUnited, Inc.	91	3,028
BB&T Corp.	847	39,038
CIT Group, Inc.	314	14,083
Citigroup, Inc.	4,260	289,808
Citizens Financial Group, Inc.	670	22,197
Comerica, Inc.	147	10,033
Commerce Bancshares, Inc.	77	4,234
Cullen/Frost Bankers, Inc.	47	3,957
East West Bancorp, Inc.	92	5,094
Fifth Third Bancorp	955	24,954
First Horizon National Corp.	154	2,650
First Republic Bank	69	6,696
FNB Corp.	204	2,589
Fulton Financial Corp.	177	3,089
Hancock Holding Co.	78	3,428
Huntington Bancshares, Inc.	784	9,871
IBERIABANK Corp.	32	2,451
Investors Bancorp, Inc.	243	3,181
JPMorgan Chase & Co.	4,155	377,648
KeyCorp	839	14,439
M&T Bank Corp.	128	18,926
PacWest Bancorp	87	3,928
People’s United Financial, Inc.	428	7,148
PNC Financial Services Group, Inc. (The)	520	65,213
Popular, Inc.	128	5,108
Prosperity Bancshares, Inc.	54	3,227
Regions Financial Corp.	1,411	19,909
Signature Bank*	29	3,722
SunTrust Banks, Inc.	543	29,919
SVB Financial Group*	32	5,419
Synovus Financial Corp.	98	4,128
TCF Financial Corp.	183	2,842
Umpqua Holdings Corp.	252	4,410
United Bankshares, Inc.	59	1,979
US Bancorp	1,555	79,694
Valley National Bancorp	310	3,469
Webster Financial Corp.	57	2,661
Wells Fargo & Co.	5,809	296,666
Wintrust Financial Corp.	36	2,621
Zions Bancorp	171	7,466
		1,673,598
Beverages - 1.5%
Brown-Forman Corp., Class B	134	7,107
Coca-Cola Co. (The)	3,311	150,816
Coca-Cola European Partners plc	144	6,192
Constellation Brands, Inc., Class A	60	12,006
Dr Pepper Snapple Group, Inc.	131	11,928
Molson Coors Brewing Co., Class B	98	8,795
Monster Beverage Corp.*	135	7,536
PepsiCo, Inc.	1,123	129,965
		334,345
Biotechnology - 1.3%
AbbVie, Inc.	903	67,996
Alexion Pharmaceuticals, Inc.*	81	11,535
Amgen, Inc.	400	71,108
Biogen, Inc.*	88	27,857
Celgene Corp.*	144	20,006
Gilead Sciences, Inc.	701	58,681
PDL BioPharma, Inc.*	1,165	3,635
Regeneron Pharmaceuticals, Inc.*	15	7,454
United Therapeutics Corp.*	23	3,008
		271,280
Building Products - 0.2%
AO Smith Corp.	55	3,063
Armstrong World Industries, Inc.*	70	3,325
Fortune Brands Home & Security, Inc.	88	5,503
Johnson Controls International plc	454	17,974
Masco Corp.	180	6,618

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Owens Corning	109	8,080
		44,563
Capital Markets - 2.5%
Affiliated Managers Group, Inc.	39	6,891
Ameriprise Financial, Inc.	161	22,300
Bank of New York Mellon Corp. (The)	1,143	59,756
BlackRock, Inc.	102	42,739
Charles Schwab Corp. (The)	417	16,638
CME Group, Inc.	258	32,456
E*TRADE Financial Corp.*	238	9,760
Eaton Vance Corp.	90	4,282
Federated Investors, Inc., Class B	115	3,141
Franklin Resources, Inc.	426	18,416
Goldman Sachs Group, Inc. (The)	425	95,090
Intercontinental Exchange, Inc.	270	17,461
Invesco Ltd.	482	15,800
Janus Henderson Group plc	145	5,011
Legg Mason, Inc.	138	5,270
LPL Financial Holdings, Inc.	96	4,497
Moody’s Corp.	69	9,248
Morgan Stanley	1,323	60,197
Nasdaq, Inc.	99	7,463
Northern Trust Corp.	182	16,107
Raymond James Financial, Inc.	81	6,344
S&P Global, Inc.	95	14,661
State Street Corp.	385	35,609
Stifel Financial Corp.	71	3,390
T. Rowe Price Group, Inc.	240	20,246
TD Ameritrade Holding Corp.	115	4,982
Waddell & Reed Financial, Inc., Class A	207	3,852
		541,607
Chemicals - 1.9%
Air Products & Chemicals, Inc.	157	22,823
Albemarle Corp.	68	7,906
Ashland Global Holdings, Inc.	66	4,095
Axalta Coating Systems Ltd.*	185	5,461
Cabot Corp.	63	3,319
Celanese Corp., Series A	95	9,217
CF Industries Holdings, Inc.	432	12,524
Chemours Co. (The)	189	9,274
Dow Chemical Co. (The)	1,201	80,047
Eastman Chemical Co.	170	14,654
Ecolab, Inc.	144	19,195
FMC Corp.	90	7,760
Huntsman Corp.	318	8,449
International Flavors & Fragrances, Inc.	48	6,569
LyondellBasell Industries NV, Class A	608	55,079
Monsanto Co.	307	35,980
Mosaic Co. (The)	635	12,687
NewMarket Corp.	8	3,348
Olin Corp.	143	4,609
Platform Specialty Products Corp.*	218	2,546
PolyOne Corp.	89	3,216
PPG Industries, Inc.	202	21,073
Praxair, Inc.	239	31,438
RPM International, Inc.	116	5,680
Sherwin-Williams Co. (The)	30	10,178
Trinseo SA	63	4,215
WR Grace & Co.	43	3,074
		404,416
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	84	3,732
Brink’s Co. (The)	52	4,079
Cintas Corp.	50	6,751
Clean Harbors, Inc.*	64	3,462
Covanta Holding Corp.	180	2,583
Deluxe Corp.	41	2,843
Essendant, Inc.	150	1,779
KAR Auction Services, Inc.	97	4,374
LSC Communications, Inc.	162	2,610
Pitney Bowes, Inc.	557	7,157
Republic Services, Inc.	230	15,005
RR Donnelley & Sons Co.	340	3,138
Stericycle, Inc.*	57	4,098
Waste Management, Inc.	386	29,765
		91,376
Communications Equipment - 0.8%
ARRIS International plc*	143	3,984
Brocade Communications Systems, Inc.	343	4,246
Cisco Systems, Inc.	3,943	127,004
CommScope Holding Co., Inc.*	148	4,893
EchoStar Corp., Class A*	67	4,040
F5 Networks, Inc.*	27	3,223
Harris Corp.	90	11,061
Juniper Networks, Inc.	264	7,321
Motorola Solutions, Inc.	112	9,869
NetScout Systems, Inc.*	74	2,424
		178,065
Construction & Engineering - 0.3%
AECOM*	250	8,375
Chicago Bridge & Iron Co. NV	211	2,604
EMCOR Group, Inc.	63	4,161
Fluor Corp.	299	11,532
Jacobs Engineering Group, Inc.	222	12,097
KBR, Inc.	298	4,848
MasTec, Inc.*	86	3,509
Quanta Services, Inc.*	212	7,617
Tutor Perini Corp.*	99	2,589
Valmont Industries, Inc.	22	3,158
		60,490
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	29	6,148
Vulcan Materials Co.	54	6,548
		12,696
Consumer Finance - 1.1%
Ally Financial, Inc.	1,307	29,538
American Express Co.	779	67,072
Capital One Financial Corp.	829	65,997
Discover Financial Services	396	23,344
Navient Corp.	990	13,068
Santander Consumer USA Holdings, Inc.*	332	4,741
SLM Corp.*	635	6,458
Synchrony Financial	1,065	32,791
		243,009
Containers & Packaging - 0.6%
AptarGroup, Inc.	49	4,097
Avery Dennison Corp.	85	8,012
Ball Corp.	226	9,038
Bemis Co., Inc.	122	5,198
Berry Global Group, Inc.*	82	4,612
Crown Holdings, Inc.*	166	9,799
Graphic Packaging Holding Co.	299	3,902
International Paper Co.	571	30,760
Owens-Illinois, Inc.*	427	10,521
Packaging Corp. of America	74	8,318
Sealed Air Corp.	128	5,680
Silgan Holdings, Inc.	87	2,618
Sonoco Products Co.	114	5,502
WestRock Co.	281	15,992
		124,049

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Distributors - 0.1%
Core-Mark Holding Co., Inc.	143	3,869
Genuine Parts Co.	161	13,336
LKQ Corp.*	229	7,935
		25,140
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc.	79	2,702
Graham Holdings Co., Class B	6	3,523
H&R Block, Inc.	328	8,771
Service Corp. International	142	5,018
ServiceMaster Global Holdings, Inc.*	84	3,958
		23,972
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc., Class A*	1	271,450
Berkshire Hathaway, Inc., Class B*	1,293	234,240
Leucadia National Corp.	467	11,059
Voya Financial, Inc.	423	16,171
		532,920
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	9,402	352,199
CenturyLink, Inc.	2,308	45,514
Frontier Communications Corp.	382	5,146
Level 3 Communications, Inc.*	261	14,206
Verizon Communications, Inc.	5,485	263,115
Windstream Holdings, Inc.	958	1,983
		682,163
Electric Utilities - 3.1%
ALLETE, Inc.	51	3,944
Alliant Energy Corp.	252	10,770
American Electric Power Co., Inc.	723	53,234
Avangrid, Inc.	86	4,199
Duke Energy Corp.	1,076	93,935
Edison International	393	31,511
Entergy Corp.	390	30,876
Eversource Energy	383	24,129
Exelon Corp.	1,882	71,271
FirstEnergy Corp.	1,167	38,021
Great Plains Energy, Inc.	264	8,102
Hawaiian Electric Industries, Inc.	177	5,915
IDACORP, Inc.	51	4,538
NextEra Energy, Inc.	439	66,074
OGE Energy Corp.	247	8,823
PG&E Corp.	647	45,536
Pinnacle West Capital Corp.	152	13,675
PNM Resources, Inc.	107	4,537
Portland General Electric Co.	118	5,606
PPL Corp.	944	37,043
Southern Co. (The)	1,352	65,248
Westar Energy, Inc.	160	8,210
Xcel Energy, Inc.	675	33,412
		668,609
Electrical Equipment - 0.6%
Acuity Brands, Inc.	13	2,298
AMETEK, Inc.	131	8,286
Eaton Corp. plc	516	37,028
Emerson Electric Co.	721	42,568
EnerSys	34	2,179
Generac Holdings, Inc.*	93	3,755
General Cable Corp.	200	3,390
Hubbell, Inc.	44	4,963
Regal Beloit Corp.	52	3,921
Rockwell Automation, Inc.	77	12,633
Sensata Technologies Holding NV*	113	5,047
		126,068
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	123	9,956
Anixter International, Inc.*	53	3,911
Arrow Electronics, Inc.*	265	21,049
Avnet, Inc.	384	14,811
Benchmark Electronics, Inc.*	93	3,023
CDW Corp.	117	7,420
Corning, Inc.	1,037	29,824
Flex Ltd.*	1,263	20,549
FLIR Systems, Inc.	94	3,572
Insight Enterprises, Inc.*	86	3,447
Jabil, Inc.	432	13,543
Keysight Technologies, Inc.*	138	5,639
Sanmina Corp.*	146	5,468
ScanSource, Inc.*	65	2,551
SYNNEX Corp.	43	5,143
TE Connectivity Ltd.	317	25,233
Tech Data Corp.*	194	21,396
Trimble, Inc.*	146	5,647
VeriFone Systems, Inc.*	133	2,630
Vishay Intertechnology, Inc.	192	3,398
		208,210
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc.*	327	2,148
Baker Hughes a GE Co.	529	17,933
Diamond Offshore Drilling, Inc.*	381	4,328
Ensco plc, Class A	1,312	5,576
Halliburton Co.	800	31,176
Helmerich & Payne, Inc.	144	6,097
McDermott International, Inc.*	450	2,763
Nabors Industries Ltd.	594	3,891
National Oilwell Varco, Inc.	834	25,579
Noble Corp. plc*	1,789	5,832
Oceaneering International, Inc.	187	4,217
Oil States International, Inc.*	88	1,914
Patterson-UTI Energy, Inc.	186	2,970
Rowan Cos. plc, Class A*	309	3,013
Schlumberger Ltd.	1,196	75,958
Superior Energy Services, Inc.*	270	2,225
Tidewater, Inc.*	79	1,868
Transocean Ltd.*	1,706	13,921
Weatherford International plc*	2,970	11,375
		222,784
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	47	5,702
American Campus Communities, Inc.	100	4,759
American Tower Corp.	149	22,059
Apartment Investment & Management Co., Class A	102	4,624
Apple Hospitality REIT, Inc.	246	4,472
AvalonBay Communities, Inc.	86	16,145
Boston Properties, Inc.	121	14,593
Brandywine Realty Trust	225	3,865
Brixmor Property Group, Inc.	300	5,616
Camden Property Trust	78	6,979
CBL & Associates Properties, Inc.	448	3,584
Columbia Property Trust, Inc.	224	4,704
CoreCivic, Inc.	213	5,708
Corporate Office Properties Trust	99	3,303
Crown Castle International Corp.	163	17,676
CubeSmart	97	2,391
DCT Industrial Trust, Inc.	63	3,676
DDR Corp.	362	3,504
DiamondRock Hospitality Co.	279	3,066
Digital Realty Trust, Inc.	100	11,834
Douglas Emmett, Inc.	91	3,545
Duke Realty Corp.	281	8,351
EPR Properties	45	3,135
Equinix, Inc.	17	7,963
Equity Commonwealth*	145	4,486
Equity LifeStyle Properties, Inc.	37	3,299
Equity Residential	332	22,294
Essex Property Trust, Inc.	39	10,373

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Extra Space Storage, Inc.	57	4,425
Federal Realty Investment Trust	37	4,696
Forest City Realty Trust, Inc., Class A	179	4,289
Gaming and Leisure Properties, Inc.	92	3,605
GEO Group, Inc. (The)	125	3,455
GGP, Inc.	414	8,590
Gramercy Property Trust	111	3,381
HCP, Inc.	569	16,962
Healthcare Realty Trust, Inc.	95	3,162
Healthcare Trust of America, Inc., Class A	98	3,045
Highwoods Properties, Inc.	81	4,231
Hospitality Properties Trust	246	6,731
Host Hotels & Resorts, Inc.	869	15,746
Iron Mountain, Inc.	298	11,747
JBG SMITH Properties*	63	2,062
Kilroy Realty Corp.	55	3,808
Kimco Realty Corp.	362	7,102
Lamar Advertising Co., Class A	46	3,062
LaSalle Hotel Properties	144	4,087
Lexington Realty Trust	289	2,850
Liberty Property Trust	162	6,901
Macerich Co. (The)	142	7,493
Mack-Cali Realty Corp.	128	2,930
Medical Properties Trust, Inc.	232	3,053
Mid-America Apartment Communities, Inc.	57	6,068
National Retail Properties, Inc.	97	4,057
Omega Healthcare Investors, Inc.	152	4,844
Outfront Media, Inc.	183	4,026
Paramount Group, Inc.	179	2,825
Park Hotels & Resorts, Inc.	150	4,003
Piedmont Office Realty Trust, Inc., Class A	209	4,232
Prologis, Inc.	423	26,801
Public Storage	60	12,320
Quality Care Properties, Inc.*	313	4,294
Rayonier, Inc.	160	4,642
Realty Income Corp.	142	8,173
Regency Centers Corp.	63	4,052
Retail Properties of America, Inc., Class A	304	4,052
RLJ Lodging Trust	181	3,653
Ryman Hospitality Properties, Inc.	48	2,852
SBA Communications Corp.*	25	3,839
Senior Housing Properties Trust	348	6,863
Simon Property Group, Inc.	176	27,606
SL Green Realty Corp.	86	8,289
Spirit Realty Capital, Inc.	458	3,985
Sun Communities, Inc.	34	3,071
Sunstone Hotel Investors, Inc.	252	3,982
Taubman Centers, Inc.	58	3,030
UDR, Inc.	183	7,104
Ventas, Inc.	343	23,475
VEREIT, Inc.	1,063	8,972
Vornado Realty Trust	127	9,460
Washington Prime Group, Inc.	423	3,532
Weingarten Realty Investors	101	3,236
Welltower, Inc.	390	28,556
Weyerhaeuser Co.	487	15,881
WP Carey, Inc.	82	5,646
Xenia Hotels & Resorts, Inc.	202	4,032
		620,572
Food & Staples Retailing - 2.9%
Andersons, Inc. (The)	77	2,452
Casey’s General Stores, Inc.	46	4,849
Costco Wholesale Corp.	488	76,489
CVS Health Corp.	1,543	119,336
Kroger Co. (The)	1,797	39,300
Performance Food Group Co.*	145	4,031
Rite Aid Corp.*	2,470	5,977
SpartanNash Co.	79	1,947
Sprouts Farmers Market, Inc.*	142	2,831
SUPERVALU, Inc.*	272	5,437
Sysco Corp.	674	35,500
United Natural Foods, Inc.*	110	3,823
US Foods Holding Corp.*	126	3,459
Walgreens Boots Alliance, Inc.	852	69,438
Wal-Mart Stores, Inc.	3,150	245,921
		620,790
Food Products - 1.6%
Archer-Daniels-Midland Co.	1,411	58,302
Bunge Ltd.	443	33,061
Campbell Soup Co.	138	6,376
Conagra Brands, Inc.	363	11,783
Darling Ingredients, Inc.*	348	6,055
Dean Foods Co.	188	2,068
Flowers Foods, Inc.	204	3,543
General Mills, Inc.	574	30,571
Hain Celestial Group, Inc. (The)*	95	3,821
Hershey Co. (The)	90	9,443
Hormel Foods Corp.	166	5,103
Ingredion, Inc.	59	7,305
JM Smucker Co. (The)	102	10,686
Kellogg Co.	212	13,878
Kraft Heinz Co. (The)	401	32,381
Lamb Weston Holdings, Inc.	116	5,276
McCormick & Co., Inc. (Non-Voting)	69	6,564
Mondelez International, Inc., Class A	1,533	62,332
Pinnacle Foods, Inc.	77	4,567
Post Holdings, Inc.*	41	3,490
TreeHouse Foods, Inc.*	50	3,349
Tyson Foods, Inc., Class A	336	21,269
		341,223
Gas Utilities - 0.2%
Atmos Energy Corp.	106	9,332
National Fuel Gas Co.	84	4,870
New Jersey Resources Corp.	96	4,190
ONE Gas, Inc.	53	3,988
Spire, Inc.	45	3,443
UGI Corp.	202	9,981
WGL Holdings, Inc.	50	4,213
		40,017
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	976	49,717
Alere, Inc.*	86	4,254
Baxter International, Inc.	435	26,987
Becton Dickinson and Co.	110	21,938
Boston Scientific Corp.*	390	10,745
Cooper Cos., Inc. (The)	18	4,515
CR Bard, Inc.	24	7,699
Danaher Corp.	286	23,858
DENTSPLY SIRONA, Inc.	74	4,186
Edwards Lifesciences Corp.*	65	7,388
Hologic, Inc.*	124	4,786
Intuitive Surgical, Inc.*	11	11,051
Medtronic plc	999	80,539
ResMed, Inc.	56	4,345
STERIS plc	63	5,491
Stryker Corp.	145	20,499
Teleflex, Inc.	20	4,235
Varex Imaging Corp.*	1	31
Varian Medical Systems, Inc.*	58	6,163
Zimmer Biomet Holdings, Inc.	121	13,827
		312,254
Health Care Providers & Services - 3.8%
Aetna, Inc.	375	59,138

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
AmerisourceBergen Corp.	402	32,261
Anthem, Inc.	417	81,749
Brookdale Senior Living, Inc.*	387	4,694
Cardinal Health, Inc.	720	48,571
Centene Corp.*	155	13,772
Cigna Corp.	208	37,868
Community Health Systems, Inc.*	1,778	13,584
DaVita, Inc.*	256	14,991
Envision Healthcare Corp.*	58	3,040
Express Scripts Holding Co.*	1,211	76,075
HCA Healthcare, Inc.*	382	30,048
HealthSouth Corp.	83	3,797
Henry Schein, Inc.*	65	11,289
Humana, Inc.	169	43,538
Kindred Healthcare, Inc.	593	4,803
Laboratory Corp. of America Holdings*	90	14,118
LifePoint Health, Inc.*	90	5,216
Magellan Health, Inc.*	48	3,883
McKesson Corp.	548	81,822
MEDNAX, Inc.*	74	3,319
Molina Healthcare, Inc.*	108	6,912
Owens & Minor, Inc.	164	4,582
Patterson Cos., Inc.	89	3,427
Quest Diagnostics, Inc.	133	14,411
Select Medical Holdings Corp.*	244	4,538
Tenet Healthcare Corp.*	670	11,504
UnitedHealth Group, Inc.	778	154,744
Universal Health Services, Inc., Class B	78	8,434
VCA, Inc.*	30	2,789
WellCare Health Plans, Inc.*	62	10,830
		809,747
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	213	2,799
Cerner Corp.*	131	8,879
		11,678
Hotels, Restaurants & Leisure - 1.6%
Aramark	271	11,027
Bloomin’ Brands, Inc.	164	2,790
Brinker International, Inc.	70	2,185
Caesars Entertainment Corp.*	281	3,260
Carnival Corp.	428	29,737
Chipotle Mexican Grill, Inc.*	14	4,434
Cracker Barrel Old Country Store, Inc.	18	2,676
Darden Restaurants, Inc.	124	10,179
Hilton Grand Vacations, Inc.*	2	72
Hilton Worldwide Holdings, Inc.	120	7,720
International Game Technology plc	157	3,198
Las Vegas Sands Corp.	422	26,253
Marriott International, Inc., Class A	115	11,912
McDonald’s Corp.	687	109,899
MGM Resorts International	526	17,337
Norwegian Cruise Line Holdings Ltd.*	115	6,838
Pinnacle Entertainment, Inc.*	212	4,134
Royal Caribbean Cruises Ltd.	112	13,939
SeaWorld Entertainment, Inc.	152	1,973
Six Flags Entertainment Corp.	59	3,220
Starbucks Corp.	470	25,784
Wyndham Worldwide Corp.	94	9,370
Wynn Resorts Ltd.	137	19,042
Yum Brands, Inc.	237	18,206
Yum China Holdings, Inc.*	302	10,679
		355,864
Household Durables - 0.5%
CalAtlantic Group, Inc.	103	3,579
DR Horton, Inc.	280	10,122
Garmin Ltd.	116	5,974
Leggett & Platt, Inc.	125	5,746
Lennar Corp., Class A	159	8,230
Mohawk Industries, Inc.*	44	11,137
Newell Brands, Inc.	169	8,159
NVR, Inc.*	2	5,442
PulteGroup, Inc.	291	7,514
Tempur Sealy International, Inc.*	58	3,590
Toll Brothers, Inc.	180	7,013
Tupperware Brands Corp.	60	3,472
Whirlpool Corp.	106	18,192
		98,170
Household Products - 1.4%
Church & Dwight Co., Inc.	135	6,773
Clorox Co. (The)	79	10,944
Colgate-Palmolive Co.	520	37,253
HRG Group, Inc.*	177	2,795
Kimberly-Clark Corp.	263	32,425
Procter & Gamble Co. (The)	2,374	219,049
		309,239
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	1,988	21,948
Calpine Corp.*	942	13,847
Dynegy, Inc.*	517	4,870
NRG Energy, Inc.	714	17,786
		58,451
Industrial Conglomerates - 1.9%
3M Co.	392	80,094
Carlisle Cos., Inc.	45	4,261
General Electric Co.	9,762	239,657
Honeywell International, Inc.	517	71,486
Roper Technologies, Inc.	43	9,918
		405,416
Insurance - 4.3%
Aflac, Inc.	582	48,044
Alleghany Corp.*	20	11,255
Allstate Corp. (The)	544	49,232
Ambac Financial Group, Inc.*	144	2,619
American Equity Investment Life Holding Co.	139	3,859
American Financial Group, Inc.	93	9,468
American International Group, Inc.	2,042	123,500
Aon plc	162	22,544
Arch Capital Group Ltd.*	95	9,247
Arthur J Gallagher & Co.	146	8,453
Aspen Insurance Holdings Ltd.	79	3,571
Assurant, Inc.	107	10,132
Assured Guaranty Ltd.	195	8,295
Axis Capital Holdings Ltd.	124	7,470
Brighthouse Financial, Inc.*	157	8,960
Brown & Brown, Inc.	78	3,507
Chubb Ltd.	351	49,638
Cincinnati Financial Corp.	150	11,526
CNO Financial Group, Inc.	298	6,660
Everest Re Group Ltd.	42	10,604
First American Financial Corp.	152	7,457
FNF Group	203	9,793
Genworth Financial, Inc., Class A*	4,876	16,725
Hanover Insurance Group, Inc. (The)	64	6,284
Hartford Financial Services Group, Inc. (The)	739	39,958
Kemper Corp.	61	2,922
Lincoln National Corp.	291	19,747
Loews Corp.	459	21,380
Markel Corp.*	11	11,572
Marsh & McLennan Cos., Inc.	329	25,688
MBIA, Inc.*	494	4,970

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
MetLife, Inc.	1,738	81,391
Old Republic International Corp.	385	7,350
Principal Financial Group, Inc.	318	19,881
ProAssurance Corp.	79	4,207
Progressive Corp. (The)	629	29,236
Prudential Financial, Inc.	699	71,354
Reinsurance Group of America, Inc.	93	12,504
RenaissanceRe Holdings Ltd.	38	5,288
RLI Corp.	47	2,515
Selective Insurance Group, Inc.	62	3,125
Torchmark Corp.	106	8,159
Travelers Cos., Inc. (The)	508	61,559
Unum Group	321	15,466
Validus Holdings Ltd.	97	4,865
White Mountains Insurance Group Ltd.	4	3,484
Willis Towers Watson plc	59	8,760
WR Berkley Corp.	113	7,530
XL Group Ltd.	382	15,647
		937,401
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc.*	68	66,681
Expedia, Inc.	59	8,753
HSN, Inc.	84	3,083
Liberty Interactive Corp. QVC Group, Class A*	826	18,271
Netflix, Inc.*	39	6,814
Priceline Group, Inc. (The)*	13	24,077
		127,679
Internet Software & Services - 1.3%
Akamai Technologies, Inc.*	92	4,338
Alphabet, Inc., Class A*	106	101,255
Alphabet, Inc., Class C*	104	97,690
Cars.com, Inc.*	98	2,534
eBay, Inc.*	427	15,428
Facebook, Inc., Class A*	348	59,846
IAC/InterActiveCorp*	53	6,016
Twitter, Inc.*	240	4,058
		291,165
IT Services - 2.3%
Accenture plc, Class A	373	48,774
Alliance Data Systems Corp.	39	8,795
Amdocs Ltd.	106	6,868
Automatic Data Processing, Inc.	241	25,659
Booz Allen Hamilton Holding Corp.	258	8,800
Broadridge Financial Solutions, Inc.	62	4,844
CACI International, Inc., Class A*	33	4,283
Cognizant Technology Solutions Corp., Class A	346	24,486
Conduent, Inc.*	2	33
Convergys Corp.	111	2,609
CoreLogic, Inc.*	68	3,194
CSRA, Inc.	147	4,632
DST Systems, Inc.	56	2,875
DXC Technology Co.	250	21,250
Fidelity National Information Services, Inc.	207	19,234
First Data Corp., Class A*	329	6,057
Fiserv, Inc.*	94	11,629
FleetCor Technologies, Inc.*	25	3,594
Genpact Ltd.	133	3,784
Global Payments, Inc.	56	5,347
International Business Machines Corp.	966	138,167
Leidos Holdings, Inc.	95	5,540
Mastercard, Inc., Class A	201	26,793
Paychex, Inc.	200	11,406
PayPal Holdings, Inc.*	483	29,792
Science Applications International Corp.	30	2,216
Teradata Corp.*	132	4,213
Total System Services, Inc.	77	5,322
Unisys Corp.*	244	1,891
Vantiv, Inc., Class A*	49	3,464
Visa, Inc., Class A	486	50,311
Western Union Co. (The)	564	10,671
		506,533
Leisure Products - 0.1%
Brunswick Corp.	64	3,359
Hasbro, Inc.	73	7,172
Mattel, Inc.	541	8,775
Polaris Industries, Inc.	61	5,687
Vista Outdoor, Inc.*	153	3,137
		28,130
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	160	10,355
Bio-Rad Laboratories, Inc., Class A*	15	3,267
Illumina, Inc.*	25	5,112
Mettler-Toledo International, Inc.*	7	4,236
PerkinElmer, Inc.	65	4,354
Quintiles IMS Holdings, Inc.*	48	4,609
Thermo Fisher Scientific, Inc.	198	37,054
VWR Corp.*	125	4,128
Waters Corp.*	32	5,871
		78,986
Machinery - 2.0%
AGCO Corp.	135	9,241
Allison Transmission Holdings, Inc.	116	4,029
Caterpillar, Inc.	814	95,637
Colfax Corp.*	137	5,464
Crane Co.	42	3,118
Cummins, Inc.	173	27,573
Deere & Co.	402	46,604
Donaldson Co., Inc.	82	3,874
Dover Corp.	151	12,817
Flowserve Corp.	134	5,263
Fortive Corp.	187	12,149
Graco, Inc.	29	3,350
Harsco Corp.*	202	3,454
IDEX Corp.	47	5,526
Illinois Tool Works, Inc.	202	27,777
Ingersoll-Rand plc	198	16,907
ITT, Inc.	72	2,906
Kennametal, Inc.	92	3,220
Lincoln Electric Holdings, Inc.	36	3,126
Meritor, Inc.*	191	3,793
Navistar International Corp.*	156	5,329
Oshkosh Corp.	84	6,266
PACCAR, Inc.	415	27,527
Parker-Hannifin Corp.	116	18,663
Pentair plc	157	9,742
Rexnord Corp.*	127	3,033
Snap-on, Inc.	35	5,165
SPX FLOW, Inc.*	108	3,615
Stanley Black & Decker, Inc.	136	19,584
Terex Corp.	176	6,785
Timken Co. (The)	80	3,588
Trinity Industries, Inc.	231	6,662
WABCO Holdings, Inc.*	32	4,596
Wabtec Corp.	35	2,470
Welbilt, Inc.*	141	2,806
Woodward, Inc.	37	2,598
Xylem, Inc.	119	7,386
		431,643

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Marine - 0.0%(b)
Kirby Corp.*	72	4,507

Media - 2.5%
AMC Networks, Inc., Class A*	47	2,857
CBS Corp. (Non-Voting), Class B	310	19,859
Charter Communications, Inc., Class A*	31	12,355
Cinemark Holdings, Inc.	105	3,495
Comcast Corp., Class A	3,987	161,912
Discovery Communications, Inc., Class A*	139	3,087
Discovery Communications, Inc., Class C*	206	4,328
DISH Network Corp., Class A*	141	8,078
Gannett Co., Inc.	369	3,133
Interpublic Group of Cos., Inc. (The)	365	7,351
Liberty Broadband Corp., Class A*	5	507
Liberty Broadband Corp., Class C*	33	3,350
Liberty Global plc, Class A*	252	8,568
Liberty Global plc, Class C*	650	21,470
Live Nation Entertainment, Inc.*	182	7,273
Meredith Corp.	41	2,228
News Corp., Class A	777	10,388
News Corp., Class B	219	3,000
Omnicom Group, Inc.	239	17,299
Regal Entertainment Group, Class A	174	2,570
Scripps Networks Interactive, Inc., Class A	47	4,026
TEGNA, Inc.	296	3,736
Time Warner, Inc.	635	64,198
Time, Inc.	193	2,538
Tribune Media Co., Class A	203	8,134
Twenty-First Century Fox, Inc., Class A	862	23,783
Twenty-First Century Fox, Inc., Class B	350	9,485
Viacom, Inc., Class B	552	15,787
Walt Disney Co. (The)	960	97,152
		531,947
Metals & Mining - 0.8%
AK Steel Holding Corp.*	379	2,122
Alcoa Corp.*	603	26,460
Allegheny Technologies, Inc.*	252	5,249
Carpenter Technology Corp.	64	2,594
Cleveland-Cliffs, Inc.*	555	4,640
Commercial Metals Co.	223	4,212
Compass Minerals International, Inc.	36	2,405
Constellium NV, Class A*	391	4,418
Freeport-McMoRan, Inc.*	2,902	42,892
Newmont Mining Corp.	606	23,234
Nucor Corp.	392	21,603
Reliance Steel & Aluminum Co.	106	7,676
Southern Copper Corp.	101	4,111
Steel Dynamics, Inc.	209	7,200
United States Steel Corp.	249	6,626
		165,442
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	650	14,001
Annaly Capital Management, Inc.	1,771	22,137
Blackstone Mortgage Trust, Inc., Class A	91	2,853
Chimera Investment Corp.	277	5,282
Invesco Mortgage Capital, Inc.	246	4,177
MFA Financial, Inc.	584	5,128
New Residential Investment Corp.	276	4,548
PennyMac Mortgage Investment Trust	184	3,181
Starwood Property Trust, Inc.	274	6,086
Two Harbors Investment Corp.	581	5,944
		73,337
Multiline Retail - 0.7%
Big Lots, Inc.	75	3,570
Dillard’s, Inc., Class A	73	4,439
Dollar General Corp.	208	15,093
Dollar Tree, Inc.*	160	12,742
JC Penney Co., Inc.*	987	3,820
Kohl’s Corp.	505	20,089
Macy’s, Inc.	907	18,838
Nordstrom, Inc.	300	13,386
Sears Holdings Corp.*	444	3,645
Target Corp.	1,144	62,382
		158,004
Multi-Utilities - 1.4%
Ameren Corp.	348	20,877
Avista Corp.	95	4,883
Black Hills Corp.	55	3,871
CenterPoint Energy, Inc.	635	18,809
CMS Energy Corp.	328	15,921
Consolidated Edison, Inc.	461	38,848
Dominion Energy, Inc.	611	48,128
DTE Energy Co.	238	26,732
MDU Resources Group, Inc.	266	7,193
NiSource, Inc.	353	9,485
NorthWestern Corp.	58	3,499
Public Service Enterprise Group, Inc.	799	37,425
SCANA Corp.	186	11,231
Sempra Energy	277	32,667
Vectren Corp.	102	6,692
WEC Energy Group, Inc.	293	19,109
		305,370
Oil, Gas & Consumable Fuels - 8.3%
Aegean Marine Petroleum Network, Inc.	257	1,298
Anadarko Petroleum Corp.	473	19,360
Andeavor	274	27,441
Antero Resources Corp.*	216	4,253
Apache Corp.	345	13,400
Cabot Oil & Gas Corp.	189	4,829
California Resources Corp.*	152	1,186
Chesapeake Energy Corp.*	1,485	5,405
Chevron Corp.	3,630	390,661
Cimarex Energy Co.	36	3,589
Concho Resources, Inc.*	81	8,989
ConocoPhillips	2,886	126,003
CONSOL Energy, Inc.*	490	7,129
Continental Resources, Inc.*	59	2,001
Cosan Ltd., Class A	360	2,952
Delek US Energy, Inc.	232	5,735
Devon Energy Corp.	392	12,309
Energen Corp.*	75	3,846
EOG Resources, Inc.	296	25,157
EQT Corp.	124	7,730
Exxon Mobil Corp.	7,138	544,843
Hess Corp.	664	25,830
HollyFrontier Corp.	772	24,171
Kinder Morgan, Inc.	2,696	52,114
Marathon Oil Corp.	2,345	26,076
Marathon Petroleum Corp.	1,279	67,084
Murphy Oil Corp.	556	12,599
Newfield Exploration Co.*	69	1,803
Noble Energy, Inc.	468	11,124
Oasis Petroleum, Inc.*	294	2,146
Occidental Petroleum Corp.	1,106	66,028
ONEOK, Inc.	253	13,702
PBF Energy, Inc., Class A	441	10,443

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Phillips 66	1,278	107,109
Pioneer Natural Resources Co.	58	7,520
QEP Resources, Inc.*	401	3,028
Range Resources Corp.	126	2,187
SM Energy Co.	167	2,231
Southwestern Energy Co.*	320	1,744
Targa Resources Corp.	101	4,502
Teekay Corp.	263	2,425
Valero Energy Corp.	1,353	92,139
Whiting Petroleum Corp.*	747	3,339
Williams Cos., Inc. (The)	965	28,689
World Fuel Services Corp.	303	10,466
WPX Energy, Inc.*	302	3,017
		1,799,632
Paper & Forest Products - 0.0%(b)
Domtar Corp.	169	6,834

Personal Products - 0.1%
Avon Products, Inc.*	1,913	4,763
Edgewell Personal Care Co.*	54	4,101
Estee Lauder Cos., Inc. (The), Class A	109	11,662
Herbalife Ltd.*	80	5,521
Nu Skin Enterprises, Inc., Class A	64	3,893
		29,940
Pharmaceuticals - 4.2%
Allergan plc	294	67,467
Bristol-Myers Squibb Co.	1,149	69,492
Catalent, Inc.*	97	4,005
Eli Lilly & Co.	735	59,748
Endo International plc*	565	4,966
Jazz Pharmaceuticals plc*	21	3,137
Johnson & Johnson	2,043	270,432
Mallinckrodt plc*	140	5,751
Merck & Co., Inc.	2,487	158,820
Mylan NV*	396	12,466
Perrigo Co. plc	126	9,949
Pfizer, Inc.	6,624	224,686
Zoetis, Inc.	149	9,342
		900,261
Professional Services - 0.2%
Dun & Bradstreet Corp. (The)	28	3,120
Equifax, Inc.	48	6,839
FTI Consulting, Inc.*	63	2,136
IHS Markit Ltd.*	85	3,981
ManpowerGroup, Inc.	139	15,500
Nielsen Holdings plc	268	10,412
Robert Half International, Inc.	101	4,575
Verisk Analytics, Inc.*	53	4,296
		50,859
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	239	8,623
Howard Hughes Corp. (The)*	25	2,934
Jones Lang LaSalle, Inc.	46	5,608
Realogy Holdings Corp.	258	8,746
		25,911
Road & Rail - 1.0%
AMERCO	7	2,613
Avis Budget Group, Inc.*	393	14,238
CSX Corp.	705	35,391
Genesee & Wyoming, Inc., Class A*	56	3,839
Hertz Global Holdings, Inc.*	1,043	22,675
JB Hunt Transport Services, Inc.	52	5,142
Kansas City Southern	87	8,998
Norfolk Southern Corp.	276	33,264
Old Dominion Freight Line, Inc.	50	4,995
Ryder System, Inc.	119	9,234
Swift Transportation Co.*	138	3,871
Union Pacific Corp.	630	66,339
YRC Worldwide, Inc.*	243	3,254
		213,853
Semiconductors & Semiconductor Equipment - 2.4%
Amkor Technology, Inc.*	294	2,581
Analog Devices, Inc.	160	13,387
Applied Materials, Inc.	572	25,809
Broadcom Ltd.	53	13,360
Cree, Inc.*	131	3,187
Cypress Semiconductor Corp.	267	3,655
First Solar, Inc.*	172	8,077
Intel Corp.	5,242	183,837
KLA-Tencor Corp.	181	16,958
Lam Research Corp.	66	10,955
Marvell Technology Group Ltd.	346	6,197
Maxim Integrated Products, Inc.	193	9,005
Microchip Technology, Inc.	111	9,635
Micron Technology, Inc.*	1,227	39,227
NVIDIA Corp.	82	13,894
NXP Semiconductors NV*	141	15,927
ON Semiconductor Corp.*	304	5,192
Qorvo, Inc.*	112	8,201
QUALCOMM, Inc.	1,454	76,001
Skyworks Solutions, Inc.	54	5,689
Teradyne, Inc.	109	3,882
Texas Instruments, Inc.	527	43,646
Xilinx, Inc.	145	9,579
		527,881
Software - 2.6%
Activision Blizzard, Inc.	305	19,996
Adobe Systems, Inc.*	106	16,447
ANSYS, Inc.*	36	4,638
Autodesk, Inc.*	47	5,380
CA, Inc.	370	12,277
Cadence Design Systems, Inc.*	104	4,086
CDK Global, Inc.	41	2,644
Check Point Software Technologies Ltd.*	48	5,370
Citrix Systems, Inc.*	71	5,553
Electronic Arts, Inc.*	84	10,206
Intuit, Inc.	74	10,467
Microsoft Corp.	4,238	316,875
Nuance Communications, Inc.*	188	3,021
Oracle Corp.	2,228	112,135
Red Hat, Inc.*	38	4,085
salesforce.com, Inc.*	87	8,308
Symantec Corp.	786	23,564
Synopsys, Inc.*	76	6,112
		571,164
Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A	371	4,727
Advance Auto Parts, Inc.	48	4,699
American Eagle Outfitters, Inc.	335	4,003
Asbury Automotive Group, Inc.*	54	2,908
Ascena Retail Group, Inc.*	826	1,685
AutoNation, Inc.*	203	9,210
AutoZone, Inc.*	17	8,984
Bed Bath & Beyond, Inc.	366	10,098
Best Buy Co., Inc.	531	28,812
Burlington Stores, Inc.*	42	3,659
Cabela’s, Inc.*	69	3,705
CarMax, Inc.*	197	13,229
Dick’s Sporting Goods, Inc.	95	2,504
DSW, Inc., Class A	139	2,576
Express, Inc.*	249	1,586
Foot Locker, Inc.	119	4,192
GameStop Corp., Class A	339	6,272
Gap, Inc. (The)	452	10,676

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Genesco, Inc.*	53	1,121
GNC Holdings, Inc., Class A	427	3,544
Group 1 Automotive, Inc.	63	3,781
Guess?, Inc.	230	3,583
Home Depot, Inc. (The)	704	105,508
L Brands, Inc.	325	11,772
Lithia Motors, Inc., Class A	28	3,024
Lowe’s Cos., Inc.	722	53,349
Murphy USA, Inc.*	170	10,958
Office Depot, Inc.	2,007	8,610
O’Reilly Automotive, Inc.*	39	7,649
Penske Automotive Group, Inc.	94	3,982
Ross Stores, Inc.	182	10,638
Sally Beauty Holdings, Inc.*	169	3,142
Signet Jewelers Ltd.	91	5,739
Sonic Automotive, Inc., Class A	149	2,697
Staples, Inc.	2,310	23,597
Tiffany & Co.	91	8,317
TJX Cos., Inc. (The)	402	29,065
Tractor Supply Co.	61	3,630
Urban Outfitters, Inc.*	123	2,514
Williams-Sonoma, Inc.	120	5,520
		435,265
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	3,074	504,136
Diebold Nixdorf, Inc.	98	2,004
Hewlett Packard Enterprise Co.	2,908	52,519
HP, Inc.	2,859	54,550
NCR Corp.*	136	4,968
NetApp, Inc.	223	8,621
Seagate Technology plc	446	14,062
Western Digital Corp.	271	23,921
Xerox Corp.	576	18,588
		683,369
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	316	13,177
Deckers Outdoor Corp.*	51	3,259
Fossil Group, Inc.*	196	1,625
Hanesbrands, Inc.	267	6,478
Michael Kors Holdings Ltd.*	179	7,557
NIKE, Inc., Class B	519	27,408
PVH Corp.	89	11,204
Ralph Lauren Corp.	97	8,525
Under Armour, Inc., Class A*	85	1,373
Under Armour, Inc., Class C*	83	1,253
VF Corp.	288	18,107
		99,966
Thrifts & Mortgage Finance - 0.1%
Capitol Federal Financial, Inc.	189	2,593
MGIC Investment Corp.*	253	2,897
New York Community Bancorp, Inc.	835	10,062
PHH Corp.*	347	4,927
Radian Group, Inc.	153	2,677
Washington Federal, Inc.	83	2,594
		25,750
Tobacco - 1.1%
Altria Group, Inc.	1,179	74,749
Philip Morris International, Inc.	1,302	152,243
Universal Corp.	47	2,688
		229,680
Trading Companies & Distributors - 0.3%
AerCap Holdings NV*	242	12,173
Air Lease Corp.	88	3,576
Aircastle Ltd.	111	2,489
Fastenal Co.	174	7,424
GATX Corp.	53	3,211
HD Supply Holdings, Inc.*	171	5,694
MRC Global, Inc.*	230	3,627
MSC Industrial Direct Co., Inc., Class A	38	2,617
NOW, Inc.*	163	1,901
Rush Enterprises, Inc., Class A*	80	3,279
United Rentals, Inc.*	79	9,327
Univar, Inc.*	161	4,542
Watsco, Inc.	22	3,242
WESCO International, Inc.*	101	5,095
WW Grainger, Inc.	44	7,153
		75,350
Transportation Infrastructure - 0.0%(b)
Macquarie Infrastructure Corp.	67	4,990

Water Utilities - 0.1%
American Water Works Co., Inc.	154	12,459
Aqua America, Inc.	134	4,475
		16,934
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	230	6,741
T-Mobile US, Inc.*	201	13,007
		19,748
TOTAL COMMON STOCKS (Cost $16,988,842)		20,831,166

	No. of Warrants

WARRANTS - 0.0%(b)

Energy Equipment & Services - 0.0%(b)
Tidewater, Inc., Series A, expiring 7/31/2023*	127	279
Tidewater, Inc., Series B, expiring 7/31/2023*	138	228
TOTAL WARRANTS (Cost $—)		507

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 25.7%

REPURCHASE AGREEMENT(c) - 25.7%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $5,536,983 (Cost $5,536,832)	5,536,832	5,536,832

Total Investments - 122.2% (Cost $22,525,674)		26,368,505
Liabilities Less Other Assets - (22.2%)		(4,797,966)
Net assets - 100.0%		21,570,539

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,731,217.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,153,151
Aggregate gross unrealized depreciation	(6,192,609)
Net unrealized depreciation	$(1,039,458)
Federal income tax cost	$22,534,357

Swap Agreements

RAFI® Long/Short had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(400,000)	$(429,632)	11/6/2018	Goldman Sachs International	(1.40)%	Russell 1000 Total Return Index	$(31,922)
USD	200,000	208,345	11/6/2018	Goldman Sachs International	1.65%	FTSE RAFI US 1000 Total Return Index	10,555
USD	(16,564,518)	(21,608,773)	11/6/2017	Societe Generale	(0.93)%	Russell 1000 Total Return Index	(5,562,905)
USD	232,737	892,326	11/6/2017	Societe Generale	1.43%	FTSE RAFI US 1000 Total Return Index	710,665
USD	(16,531,781)	$(20,937,734)					$(4,873,607)

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

K-1 Free Crude Oil Strategy ETF

Consolidated Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 91.4%

REPURCHASE AGREEMENT(a) - 91.4%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $3,384,054 (Cost $3,383,993)	3,383,993	3,383,993

Total Investments - 91.4% (Cost $3,383,993)		3,383,993
Other Assets Less Liabilities - 8.6%		317,278
Net assets - 100.0%		3,701,271

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(101,026)
Net unrealized depreciation	$(101,026)
Federal income tax cost	$3,383,993

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
WTI Crude Oil	77	10/20/2017	USD	$3,692,920	$(101,026)

Cash collateral in the amount of $201,163 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Inflation Expectations ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATION - 83.8%

U.S. Treasury Inflation Linked Bonds
0.88%, 2/15/2047 (Cost $49,002,011)	48,928,251	49,044,377

SHORT-TERM INVESTMENT - 18.6%

REPURCHASE AGREEMENT(a) - 18.6%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $10,893,071 (Cost $10,892,773)	10,892,773	10,892,773

Total Investments - 102.4% (Cost $59,894,784)		59,937,150
Liabilities Less Other Assets - (2.4%)		(1,393,052)
Net assets - 100.0%		58,544,098

(a)   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$565,480
Aggregate gross unrealized depreciation	(4,540,887)
Net unrealized depreciation	$(3,975,407)
Federal income tax cost	$59,894,784

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	5,330,000	$5,682,554	11/6/2018	Citibank NA	0.97%	Citi 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	$336,380
USD	23,375,370	22,778,888	1/7/2019	Citibank NA	0.88%	Citi 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)	(557,545)
USD	3,696,290	3,918,863	11/6/2018	Societe Generale	1.28%	Citi 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	186,734
USD	67,173,917	62,976,207	11/6/2018	Societe Generale	0.73%	Citi 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)	(3,983,342)
USD	99,575,577	$95,356,512					$(4,017,773)

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

CDS Short North American HY Credit ETF

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 97.6%

REPURCHASE AGREEMENT(a) - 97.6%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $4,840,279 (Cost $4,840,146)	4,840,146	4,840,146

Total Investments - 97.6% (Cost $4,840,146)		4,840,146
Other Assets Less Liabilities - 2.4%		119,457
Net assets - 100.0%		4,959,603

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(83,405)
Net unrealized depreciation	$(83,405)
Federal income tax cost	$4,549,937

Credit Default Swap Agreements - Buy protection (a)

Underlying Instrument	Fixed Deal Pay Rate	Fixed Rate Payment Frequency	Maturity Date	Implied Credit Spread at August 31, 2017(b)	Notional Amount(c)		Value	Premiums Paid(Received)	Unrealized Depreciation
CDX North American High Yield Index; Version 2, Series 27*	5.00%	Quarterly	12/20/2021	2.97%	$49,500	**	$(4,353)	$(3,194)	$(1,159)
CDX North American High Yield Index; Version 1, Series 28	5.00%	Quarterly	6/20/2022	3.26%	4,460,000		(369,261)	(287,015)	(82,246)
							$(373,614)	$(290,209)	$(83,405)

* As of August 31, 2017, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

** Reflects the notional amount after the default of securities.

(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(b) Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2017 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 125 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund other than S&P 500 Dividend Aristocrats ETF, S&P MidCap 400 Dividend Aristocrats ETF, Russell 2000 Dividend Growers ETF, MSCI EAFE Dividend Growers ETF, MSCI Europe Dividend Growers ETF, MSCI Emerging Markets Dividend Growers ETF, DJ Brookfield Global Infrastructure ETF, Equities for Rising Rates ETF, S&P 500® Ex-Energy ETF, S&P 500® Ex-Financials ETF, S&P 500® Ex-Health Care ETF, S&P 500® Ex-Technology ETF, High Yield-Interest Rate Hedged, Investment Grade-Interest Rate Hedged and Short Term USD Emerging Markets Bond ETF, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of High Yield — Interest Rate Hedged, Investment Grade — Interest Rate Hedged, Short Term USD Emerging Markets Bond ETF, USD Covered Bond, Managed Futures Strategy ETF, Inflation Expectations ETF and CDS Short North American HY Credit ETF is generally determined at 3:00 p.m. (Eastern Time) on each business day. The NAV of K-1 Free Crude Oil Strategy ETF is generally determined at 2:30 p.m. (Eastern Time) on each business day. The NAV of each of Hedged FTSE Japan ETF, German Sovereign/Sub-Sovereign ETF, MSCI EAFE Dividend Growers ETF, MSCI Europe Dividend Growers ETF and Hedged FTSE Europe ETF is typically determined at 11:00 a.m., 11:15 a.m, 11:30 a.m., 11:30 a.m. and 11:30 a.m. Eastern Time, respectively (these times may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation times are 4:00 p.m., 4:15 p.m., 4:30 p.m., 4:30 p.m. and 4:30 p.m., respectively, London Time) on days where the NYSE Arca is open for trading.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments had a compliance date of August 1, 2017, and are reflected in the Funds’ filing of Form N-Q for the period ending August 31, 2017. The Funds’ compliance date for Form N-PORT is June 1, 2018, and the Funds will make their initial filing on Form N-PORT for the period ending June 30, 2018. The Funds’ compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending May 31, 2019. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Exchange traded funds held by Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and Covered Bonds. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates fair value. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond, commodity and currency futures contracts are generally valued at the official futures settlement price.  These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1— Quoted prices in active markets for identical assets.

•   Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 3, or Level 2 and 3 as of August 31, 2017, based on levels assigned to securities on May 31, 2017. Transfers between Level 1 and 2 are included in a summary of the valuations below.

The following is a summary of the valuations as of August 31, 2017, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements and Forward Currency Contracts*
S&P 500 Dividend Aristocrats ETF	$3,045,446,226	$—	$—	$—	$—	$—	$—	$—	$429,465	$—	$—	$3,045,875,691	$—
S&P MidCap 400 Dividend Aristocrats ETF	405,921,910	—	—	—	—	—	—	—	465,832	—	—	406,387,742	—
Russell 2000 Dividend Growers ETF	428,825,598	—	—	—	—	—	—	—	467,149	—	—	429,292,747	—
MSCI EAFE Dividend Growers ETF	79,426,915	—	—	—	—	—	—	—	63,405	—	—	79,490,320	—
MSCI Europe Dividend Growers ETF	9,106,741	—	—	—	—	—	—	—	6,494	—	—	9,113,235	—
MSCI Emerging Markets Dividend Growers ETF	12,411,574	—	—	—	—	—	—	—	36,434	—	—	12,448,008	—
Morningstar Alternatives Solution ETF	—	—	—	14,367,548	—	—	—	—	55,882	—	—	14,423,430	—
DJ Brookfield Global Infrastructure ETF	39,483,177	—	—	—	—	—	—	—	19,255	—	—	39,502,432	—
Equities for Rising Rates ETF	14,542,360	—	—	—	—	—	—	—	44,078	—	—	14,586,438	—
Global Listed Private Equity ETF	10,460,833	—	—	—	—	—	—	—	29,440	—	—	10,490,273	—
Large Cap Core Plus	606,612,725	—	—	—	—	—	—	—	16,197,760	17,580,609	—	622,810,485	17,580,609
S&P 500® Ex-Energy ETF	6,464,368	—	—	—	—	—	—	—	18,068	—	—	6,482,436	—
S&P 500® Ex-Financials ETF	1,256,473	—	—	—	—	—	—	—	3,651	—	—	1,260,124	—
S&P 500® Ex-Health Care ETF	1,279,554	—	—	—	—	—	—	—	5,202	—	—	1,284,756	—
S&P 500® Ex-Technology ETF	1,206,210	—	—	—	—	—	—	—	3,287	—	—	1,209,497	—
Hedged FTSE Europe ETF	5,048,552	37	—	—	—	—	—	—	10,137	—	11,371	5,058,726	11,371
Hedged FTSE Japan ETF	3,785,755	—	—	—	—	—	—	—	5,409	—	(10,590)	3,791,164	(10,590)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs									Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest		Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements and Forward Currency Contracts*
High Yield-Interest Rate Hedged	—	—	(154,216)	—		—	—	143,082,818	—	1,054,765	—	—	144,137,583	(154,216)
Investment Grade-Interest Rate Hedged	—	—	(1,067,428)	—		—	—	326,048,162	—	883,167	—	—	326,931,329	(1,067,428)
Short Term USD Emerging Markets Bond ETF	—	—	—	—		—	—	2,217,278	5,414,537	76,937	—	—	7,708,752	—
USD Covered Bond	—	—	—	—		—	—	6,507,875	—	51,187	—	—	6,559,062	—
German Sovereign/Sub-Sovereign ETF	—	—	—	—		—	—	1,335,979	2,556,393	8,035	—	—	3,900,407	—
Hedge Replication ETF	6,370,731	—	(210,317)	58	(1)	320	30,302,755	—	—	3,557,982	3,060,068	—	40,231,846	2,849,751
Managed Futures Strategy ETF	—	—	30,158	—		—	—	—	—	4,392,078	—	—	4,392,078	30,158
Merger ETF	3,053,611	—	—	—		5,436	—	—	—	453,651	(374,463)	(1,102)	3,512,698	(375,565)
RAFI® Long/Short	20,831,166	507	—	—		—	—	—	—	5,536,832	(4,873,607)	—	26,368,505	(4,873,607)
K-1 Free Crude Oil Strategy ETF	—	—	(101,026)	—		—	—	—	—	3,383,993	—	—	3,383,993	(101,026)
Inflation Expectations ETF	—	—	—	—		—	49,044,377	—	—	10,892,773	(4,017,773)	—	59,937,150	(4,017,773)
CDS Short North American HY Credit ETF	—	—	—	—		—	—	—	—	4,840,146	(373,614)	—	4,840,146	(373,614)

*   These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

(1) Common Stocks (Wins Finance Holdings, Inc.) transferred from Level 1 to Level 2 during the period due to a NASDAQ Stock Exchange trading halt imposed on June 7, 2017.

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the MSCI Emerging Markets Dividend Growers ETF, DJ Brookfield Global Infrastructure ETF, Global Listed Private Equity ETF and Merger ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2017, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	BNP Paribas Securities Corp., 0.70%, dated 08/31/17 due 09/01/17 (1)	BNP Paribas Securities Corp., 0.80%, dated 08/31/17 due 09/01/17 (2)	BNP Paribas Securities Corp., 1.06%, dated 08/31/17 due 09/01/17 (3)	Credit Suisse Securities (USA) LLC, 1.03%, dated 08/31/17 due 09/01/17 (4)	ING Financial Markets LLC, 1.05%, dated 08/31/17 due 09/01/17 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.06%, dated 08/31/17 due 09/01/17 (6)	Total

S&P 500 Dividend Aristocrats ETF	$20,252	$91,136	$101,262	$6,696	$126,577	$83,542	$429,465
S&P MidCap 400 Dividend Aristocrats ETF	21,967	98,853	109,837	7,263	137,296	90,616	465,832
Russell 2000 Dividend Growers ETF	22,029	99,133	110,147	7,284	137,684	90,872	467,149
MSCI EAFE Dividend Growers ETF	2,990	13,455	14,950	989	18,687	12,334	63,405
MSCI Europe Dividend Growers ETF	307	1,378	1,531	101	1,914	1,263	6,494
MSCI Emerging Markets Dividend Growers ETF	1,718	7,731	8,592	568	10,739	7,086	36,434
Morningstar Alternatives Solution ETF	2,636	11,859	13,176	871	16,470	10,870	55,882
DJ Brookfield Global Infrastructure ETF	908	4,086	4,540	300	5,675	3,746	19,255
Equities for Rising Rates ETF	2,079	9,353	10,394	687	12,992	8,573	44,078
Global Listed Private Equity ETF	1,388	6,247	6,942	459	8,677	5,727	29,440
Large Cap Core Plus	763,843	3,437,291	3,819,213	252,547	4,774,015	3,150,851	16,197,760
S&P 500® Ex-Energy ETF	852	3,834	4,260	282	5,325	3,515	18,068
S&P 500® Ex-Financials ETF	172	775	861	57	1,076	710	3,651
S&P 500® Ex-Health Care ETF	245	1,104	1,226	81	1,533	1,013	5,202
S&P 500® Ex-Technology ETF	155	697	775	52	969	639	3,287
Hedged FTSE Europe ETF	478	2,151	2,390	158	2,988	1,972	10,137
Hedged FTSE Japan ETF	256	1,148	1,275	84	1,594	1,052	5,409
High Yield-Interest Rate Hedged	49,740	223,829	248,699	16,445	310,874	205,178	1,054,765
Investment Grade—Interest Rate Hedged	41,648	187,415	208,239	13,770	260,299	171,796	883,167
Short Term USD Emerging Markets Bond ETF	3,628	16,327	18,141	1,200	22,676	14,965	76,937
USD Covered Bond	2,414	10,862	12,069	798	15,087	9,957	51,187
German Sovereign/Sub-Sovereign ETF	379	1,705	1,894	125	2,368	1,564	8,035
Hedge Replication ETF	167,785	755,032	838,924	55,474	1,048,655	692,112	3,557,982
Managed Futures Strategy ETF	207,119	932,032	1,035,594	68,479	1,294,491	854,363	4,392,078
Merger ETF	21,393	96,268	106,965	7,073	133,706	88,246	453,651
RAFI® Long/Short	261,102	1,174,959	1,305,510	86,327	1,631,888	1,077,046	5,536,832
K-1 Free Crude Oil Strategy ETF	159,580	718,109	797,901	52,761	997,376	658,266	3,383,993
Inflation Expectations ETF	513,673	2,311,532	2,568,369	169,834	3,210,461	2,118,904	10,892,773
CDS Short North American HY Credit ETF	228,248	1,027,117	1,141,241	75,465	1,426,551	941,524	4,840,146
	$2,498,984	$11,245,418	$12,494,917	$826,230	$15,618,643	$10,308,302	$52,992,494

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2017 as follows:

(1) U.S. Treasury Bonds, 0% to 4.38%, due 11/15/18 to 11/15/45; U.S. Treasury Notes, 1.88% to 2.38%, due 10/31/22 to 05/15/27, which had an aggregate value at the Trust level of $204,000,001.

(2) U.S. Treasury Bills, 0%, due 03/01/18 to 07/19/18; U.S. Treasury Bond, 8.00%, due 11/15/21; U.S. Treasury Notes, 0.13% to 3.75%, due 10/31/17 to 02/15/27 and Cash, which had an aggregate value at the Trust level of $917,747,112.

(3) U.S. Treasury Bill, 0%, due 01/25/18; U.S. Treasury Bonds, 0% to 2.50%, due 02/15/19 to 02/15/45; U.S. Treasury Notes, 0.13% to 2.25%, due 11/15/17 to 08/31/24, which had an aggregate value at the Trust level of $1,020,000,054.

(4) U.S. Treasury Bonds, 2.13% to 3.38%, due 04/15/32 to 02/15/41, which had an aggregate value at the Trust level of $67,454,009.

(5) Federal Farm Credit Bank, 0.75%, due 04/18/18; Federal Home Loan Bank, 1.13% to 4.88%, due 09/08/17 to 06/21/19; Federal Home Loan Mortgage Corp., 1.05% to 2.38%, due 07/27/18 to 01/13/22; Federal National Mortgage Association, 0.88% to 5.36%, due 10/26/17 to 02/26/21; Government National Mortgage Association, 3.00% to 4.00%, due 04/20/43 to 10/20/45; U.S. Treasury Bonds, 2.50% to 3.63%, due 08/15/43 to 02/15/45; U.S. Treasury Notes, 1.50% to 2.50%, due 02/28/19 to 08/15/27, which had an aggregate value at the Trust level of $1,275,009,246.

(6) U.S. Treasury Bonds, 0.16% to 3.00%, due 02/15/44 to 11/15/46; U.S. Treasury Note, 1.00%, due 03/15/18, which had an aggregate value at the Trust level of $841,742,182.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”) and Business Development Companies (“BDCs”)

REITs and BDCs report information on the source of their distributions annually. A portion of distributions received from REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Covered Bonds, and foreign and U.S. investment grade corporate debt securities.  Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.

Covered Bonds

USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a “cover pool”), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

German Sovereign/Sub-Sovereign ETF principally invests in fixed-rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments’ issuers. Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than or equal to  five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-protected public obligations of the U.S. Treasury. Inflation-protected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, of its index, as appropriate, based upon each Fund’s investment objective. CDS Short North American HY Credit ETF, which is actively managed, seeks to provide inverse exposure to the credit of North American high yield debt issuers, primarily through investing in a portfolio of credit derivatives. Managed Futures Strategy ETF also actively managed, seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets, primarily by gaining exposure to derivative instruments by investing in Cayman subsidiaries that invest in commodity futures contracts.  K-1 Free Crude Oil Strategy ETF seeks to provide total return through actively managed exposure to the West Texas Intermediate crude oil futures markets, primarily by gaining exposure to derivative instruments by investing in Cayman subsidiaries that invest in commodity futures contracts.

In connection with its management of certain series of the Trust included in this report (Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Managed Futures Strategy ETF	29%
Inflation Expectations ETF	15% Long/(136)% Short

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-

exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than USD Covered Bond and German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index and commodity futures and in the range of approximately 1% to 3% of the contract amount for bond and currency futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than USD Covered Bond and German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund other than USD Covered Bond may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

CDS Short North American HY Credit ETF Fund primarily invests in centrally cleared (as opposed to the non-exchange traded swaps described above), index-based credit default swaps (“CDS”) that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities.  The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred.  If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.  CDS are designed to reflect changes in credit quality, including events of default. The CDS Short North American HY Credit ETF will normally be a “buyer” of credit protection on North American high yield debt issuers through index-based CDS.

A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.  In connection with CDS in which a Fund is a “buyer”, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund’s maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a “seller”, however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

The counterparty risk for centrally cleared swaps is generally lower than for non-exchange traded, over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a centrally cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the centrally cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin” to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on August 31, 2017 contractually terminate within 17 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.

As the Funds’ investment objective is to approximate, on a daily basis, the corresponding performance of its index (except for the CDS Short North American HY Credit ETF, which seeks to provide inverse exposure to the credit of North American high yield debt issuers, Managed Futures Strategy ETF, which seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets and K-1 Free Crude Oil Strategy ETF which seeks to provide total return through actively managed exposure to the West Intermediate crude oil futures markets), the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by Hedged FTSE Europe ETF, Hedged FTSE Japan ETF, Merger ETF and for the currency futures contracts held by Hedge Replication ETF and Managed Futures Strategy ETF, the primary risk is foreign currency risk. The primary risk for the CDS Short North American HY Credit ETF is high yield credit risk and the primary risk for Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF is commodity market risk.

3. Investment Transactions and Income

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments of Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF include the accounts of Cayman Portfolio I, a wholly-owned subsidiary of Managed Futures Strategy ETF and Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of K-1 Free Crude Oil Strategy ETF organized under the laws of the Cayman Islands (together, the “Subsidiaries” and each, a “Subsidiary”), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements.  Each Fund may invest up to 25% of its total assets in its Subsidiary.  Intercompany accounts and transactions, if any, have been eliminated. The Subsidiaries are subject to the same investment policies and restrictions that apply to Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF, except that the Subsidiaries may invest without limitation in commodity-related instruments.

5. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•        Long/Short Risk

Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund’s long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of Morningstar Alternatives Solution ETF) whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund’s correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective.

•        Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At August 31, 2017, none of the Funds had any unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Foreign Currency and Currency Hedging Risk

Certain of the Funds’ investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

Hedged FTSE Europe ETF and Hedged FTSE Japan ETF seek to mitigate these foreign currency risks by using short positions in currency forward contracts; such short positions should increase in value when a foreign currency rate decreases versus the U.S. dollar and should decrease in value in when a foreign currency rate increases versus the U.S. dollar, thereby mitigating potential gains and losses in the equity positions of the Fund arising from fluctuations in currency rates. There is no guarantee that the currency forwards will completely eliminate the currency rate risk of the equity positions. Currency hedging may also limit potential gains from the exposure to the equity securities if foreign currencies appreciate or remain unchanged.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•        Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  These factors may cause the value of an investment in a Fund to change.

•        Breakeven Inflation Investing Risk

Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index.  The Citi 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Citi 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.  As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•        Affiliated Fund Risk

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•        Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF and their Subsidiaries are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Thus, the Funds, as an investor in the Subsidiaries, will not have all the protections offered to investors in registered investment companies.

•        Investment in Underlying ETFs Risk

Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

•        Risks Associated with the Use of Commodity Futures Contracts

Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF obtain investment exposure through commodity futures and do not invest directly in physical commodities. K-1 Free Crude Oil Strategy ETF does not invest in nor seek exposure to the current “spot” or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as discussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.

•        Active Management Risk

The performance of actively managed funds (Managed Futures Strategy ETF, K-1 Fee Crude Oil Strategy ETF and CDS Short North American HY Credit ETF) reflect, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving a Fund’s investment objective. The Advisor’s judgments about a Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.

•        Commodity Market Risk

The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market’s expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators’ and/or investor’s demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strengthening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.

•        Rolling Futures Contract Risk

Managed Futures Strategy ETF (directly and through its investment in the Subsidiary) and K-1 Free Crude Oil Strategy ETF  (through its investment in the Subsidiary) have exposure to futures contracts and are subject to risks related to “rolling” of such contracts.  A Fund does not intend to hold futures contracts through their expiration date, but instead intends to “roll” its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and are replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as “contango.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

•        Risks Specific to the Crude Oil Markets

Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil producing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

7. Subsequent Events

The Board approved a Plan of Liquidation and Termination which resulted in the closure and liquidation of ProShares Hedged FTSE Europe ETF, ProShares Hedged FTSE Japan ETF, ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF (together, the “Liquidating Funds”).

Trading in the Liquidating Funds was halted prior to market open on September 7, 2017. Any shareholders that remained in the Liquidating Funds had their shares redeemed for cash at the net asset value per share as of the liquidation date of September 14, 2017.

Short S&P500®

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 117.1%

REPURCHASE AGREEMENT(b) - 23.8%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $470,522,977 (Cost $470,510,110)	470,510,110	470,510,110

U.S. TREASURY OBLIGATIONS - 93.3%
U.S. Treasury Bills
0.96%, 9/7/2017(c)	103,000,000	102,981,280
0.95%, 9/14/2017(c)	124,000,000	123,956,018
0.87%, 9/21/2017(c)	150,000,000	149,918,100
0.97%, 9/28/2017(c)	87,000,000	86,936,822
0.89%, 10/5/2017(c)	125,000,000	124,880,366
1.03%, 10/12/2017(c)	108,000,000	107,869,749
1.02%, 10/19/2017(c)	75,000,000	74,894,371
1.06%, 10/26/2017(c)	78,000,000	77,881,033
1.03%, 11/2/2017(c)	69,000,000	68,882,355
0.88%, 11/9/2017(c)	103,000,000	102,813,935
1.00%, 11/16/2017(c)	75,000,000	74,854,136
1.01%, 11/24/2017(c)	75,000,000	74,832,656
0.57%, 11/30/2017(c)	72,000,000	71,824,050
1.02%, 12/7/2017(c)	83,000,000	82,782,824
1.06%, 12/14/2017(c)	40,000,000	39,893,111
1.05%, 12/21/2017(c)	40,000,000	39,876,050
1.10%, 12/28/2017(c)	78,000,000	77,746,251
1.10%, 1/4/2018(c)	62,000,000	61,777,995
1.11%, 1/11/2018(c)	35,000,000	34,871,025
1.11%, 1/18/2018(c)	34,000,000	33,869,707
1.09%, 1/25/2018(c)	30,000,000	29,876,813
1.12%, 2/1/2018(c)	50,000,000	49,778,468
1.13%, 2/8/2018(c)	31,000,000	30,856,367
1.08%, 2/15/2018(c)	34,000,000	33,833,997
1.10%, 2/22/2018(c)	33,000,000	32,833,323
1.06%, 3/1/2018(c)	53,000,000	52,719,538
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,843,078,905)		1,843,240,340
TOTAL SHORT-TERM INVESTMENTS (Cost $2,313,589,015)		2,313,750,450

Total Investments - 117.1% (Cost $2,313,589,015)		2,313,750,450
Liabilities Less Other Assets - (17.1%)		(338,514,654)
Net assets - 100.0%		1,975,235,796

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $403,190,011.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$472,223
Aggregate gross unrealized depreciation	(220,334,284)
Net unrealized depreciation	$(219,862,061)
Federal income tax cost	$2,313,589,015

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
S&P 500 E-Mini Index	1,125	9/15/2017	USD	$138,979,688	$(1,277,595)

Cash collateral in the amount of $5,197,500 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(212,465,536)	$(254,063,776)	11/6/2018	Bank of America NA	(1.38)%	S&P 500®	$(44,621,993)
USD	(205,065,245)	(221,615,392)	11/6/2018	Citibank NA	(1.42)%	S&P 500®	(17,712,993)
USD	(250,899,244)	(328,393,515)	11/6/2017	Credit Suisse International	(1.18)%	S&P 500®	(87,962,653)
USD	(604,867,850)	(604,011,973)	11/6/2018	Goldman Sachs International	(1.55)%	S&P 500®	273,538
USD	(72,495,397)	(76,167,863)	11/6/2018	Morgan Stanley & Co. International plc	(1.08)%	S&P 500®	(4,153,191)
USD	(142,632,022)	(181,995,855)	11/6/2017	Societe Generale	(1.38)%	S&P 500®	(44,686,442)
USD	(151,332,926)	(169,900,651)	11/6/2018	UBS AG	(1.28)%	S&P 500®	(19,882,166)
USD	(1,639,758,220)	$(1,836,149,025)					$(218,745,900)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD         U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 119.3%

REPURCHASE AGREEMENT(b) - 39.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $153,955,222 (Cost $153,951,012)	153,951,012	153,951,012
U.S. TREASURY OBLIGATIONS - 80.1%
U.S. Treasury Bills
0.97%, 9/7/2017(c)	19,000,000	18,996,416
0.96%, 9/14/2017(c)	25,000,000	24,990,891
0.85%, 9/21/2017(c)	50,000,000	49,972,700
0.98%, 9/28/2017(c)	13,000,000	12,990,560
1.03%, 10/12/2017(c)	17,000,000	16,979,498
1.04%, 10/19/2017(c)	12,000,000	11,983,099
1.07%, 10/26/2017(c)	13,000,000	12,980,172
1.07%, 11/2/2017(c)	12,000,000	11,979,540
0.78%, 11/9/2017(c)	21,000,000	20,962,064
0.99%, 11/16/2017(c)	14,000,000	13,972,773
1.00%, 11/24/2017(c)	14,000,000	13,968,763
0.37%, 11/30/2017(c)	14,000,000	13,965,788
1.06%, 12/7/2017(c)	9,000,000	8,976,451
1.06%, 12/14/2017(c)	5,000,000	4,986,639
1.05%, 12/21/2017(c)	5,000,000	4,984,506
1.10%, 12/28/2017(c)	11,000,000	10,964,215
1.10%, 1/4/2018(c)	9,000,000	8,967,773
1.11%, 1/11/2018(c)	6,000,000	5,977,890
1.11%, 1/18/2018(c)	5,000,000	4,980,839
1.09%, 1/25/2018(c)	5,000,000	4,979,469
1.12%, 2/1/2018(c)	9,000,000	8,960,124
1.13%, 2/8/2018(c)	5,000,000	4,976,833
1.08%, 2/15/2018(c)	6,000,000	5,970,705
1.10%, 2/22/2018(c)	6,000,000	5,969,695
1.06%, 3/1/2018(c)	10,000,000	9,947,083
TOTAL U.S. TREASURY OBLIGATIONS (Cost $314,358,073)		314,384,486
TOTAL SHORT-TERM INVESTMENTS (Cost $468,309,085)		468,335,498

Total Investments - 119.3% (Cost $468,309,085)		468,335,498
Liabilities Less Other Assets - (19.3%)		(75,786,796)
Net assets - 100.0%		392,548,702

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $57,295,260.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,181
Aggregate gross unrealized depreciation	(53,783,494)
Net unrealized depreciation	$(53,751,313)
Federal income tax cost	$468,309,085

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
NASDAQ 100 E-Mini Index	181	9/15/2017	USD	$21,689,230	$(487,754)

Cash collateral in the amount of $776,490 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short QQQ® had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(43,660,646)	$(51,491,818)	11/6/2018	Bank of America NA	(1.33)%	NASDAQ-100 Index®	$(7,951,555)
USD	(99,473,976)	(108,078,943)	11/6/2018	Citibank NA	(1.40)%	NASDAQ-100 Index®	(8,586,149)
USD	(7,622,737)	(14,802,532)	11/6/2017	Credit Suisse International	(1.28)%	NASDAQ-100 Index®	(7,440,511)
USD	(15,778,565)	(21,317,472)	1/8/2018	Goldman Sachs International	(1.50)%	NASDAQ-100 Index®	(5,659,789)
USD	(55,766,049)	(56,467,293)	11/6/2019	Morgan Stanley & Co. International plc	(1.28)%	NASDAQ-100 Index®	(746,016)
USD	(1,798,269)	(2,334,103)	11/6/2017	Morgan Stanley & Co. International plc	(1.03)%	PowerShares QQQ TrustSM, Series 1	(521,091)
USD	(83,550,860)	(102,742,888)	11/6/2017	Societe Generale	(1.43)%	NASDAQ-100 Index®	(19,690,440)
USD	(10,969,995)	(13,626,213)	11/6/2018	UBS AG	(1.28)%	NASDAQ-100 Index®	(2,694,421)
USD	(318,621,097)	$(370,861,262)					$(53,289,972)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 128.8%

REPURCHASE AGREEMENT(b) - 29.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $77,125,495 (Cost $77,123,386)	77,123,386	77,123,386
U.S. TREASURY OBLIGATIONS - 99.6%
U.S. Treasury Bills
0.97%, 9/7/2017(c)	15,000,000	14,997,187
0.97%, 9/14/2017(c)	18,000,000	17,993,571
0.85%, 9/21/2017(c)	50,000,000	49,972,700
0.98%, 9/28/2017(c)	12,000,000	11,991,286
1.03%, 10/12/2017(c)	15,000,000	14,981,910
1.04%, 10/19/2017(c)	10,000,000	9,985,916
1.07%, 10/26/2017(c)	11,000,000	10,983,223
1.07%, 11/2/2017(c)	10,000,000	9,982,950
0.89%, 11/9/2017(c)	15,000,000	14,972,903
1.00%, 11/16/2017(c)	11,000,000	10,978,606
1.01%, 11/24/2017(c)	11,000,000	10,975,456
0.52%, 11/30/2017(c)	10,000,000	9,975,562
1.06%, 12/7/2017(c)	8,000,000	7,979,067
1.06%, 12/14/2017(c)	5,000,000	4,986,639
1.05%, 12/21/2017(c)	5,000,000	4,984,506
1.10%, 12/28/2017(c)	10,000,000	9,967,468
1.10%, 1/4/2018(c)	8,000,000	7,971,354
1.11%, 1/11/2018(c)	5,000,000	4,981,575
1.11%, 1/18/2018(c)	4,000,000	3,984,671
1.09%, 1/25/2018(c)	4,000,000	3,983,575
1.12%, 2/1/2018(c)	7,000,000	6,968,986
1.13%, 2/8/2018(c)	4,000,000	3,981,467
1.08%, 2/15/2018(c)	5,000,000	4,975,588
1.10%, 2/22/2018(c)	4,000,000	3,979,797
1.06%, 3/1/2018(c)	7,000,000	6,962,958
TOTAL U.S. TREASURY OBLIGATIONS (Cost $263,476,546)		263,498,921
TOTAL SHORT-TERM INVESTMENTS (Cost $340,599,932)		340,622,307

Total Investments - 128.8% (Cost $340,599,932)		340,622,307
Liabilities Less Other Assets - (28.8%)		(76,145,520)
Net assets - 100.0%		264,476,787

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $89,490,338.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,584
Aggregate gross unrealized depreciation	(62,535,516)
Net unrealized depreciation	$(62,507,932)
Federal income tax cost	$340,599,932

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
DJIA CBOT E-Mini Index	108	9/15/2017	USD	$11,853,540	$(106,521)

Cash collateral in the amount of $397,980 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(1,370,065)	$(4,093,355)	11/6/2018	Bank of America NA	(1.18)%	Dow Jones Industrial AverageSM	$(2,933,309)
USD	(8,826,581)	(9,857,541)	11/6/2018	Citibank NA	(1.40)%	Dow Jones Industrial AverageSM	(1,143,900)
USD	(50,552,743)	(66,189,204)	11/6/2018	Credit Suisse International	(1.33)%	Dow Jones Industrial AverageSM	(18,130,967)
USD	(118,429,915)	(145,057,608)	1/8/2018	Goldman Sachs International	(1.40)%	Dow Jones Industrial AverageSM	(29,246,320)
USD	(11,056,969)	(19,480,837)	11/6/2017	Societe Generale	(1.43)%	Dow Jones Industrial AverageSM	(9,708,404)
USD	(6,765,139)	(7,926,128)	11/6/2018	UBS AG	(1.28)%	Dow Jones Industrial AverageSM	(1,260,886)
USD	(197,001,412)	$(252,604,673)					$(62,423,786)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD          U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 99.6%

REPURCHASE AGREEMENT(a) - 99.6%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $14,488,921 (Cost $14,488,525)	14,488,525	14,488,525

Total Investments - 99.6% (Cost $14,488,525)		14,488,525
Other Assets Less Liabilities - 0.4%		54,946
Net assets - 100.0%		14,543,471

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,102
Aggregate gross unrealized depreciation	(5,447,973)
Net unrealized depreciation	$(5,434,871)
Federal income tax cost	$14,488,525

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P Midcap 400 E-Mini Index	13	9/15/2017	USD	$2,249,520	$13,102

Cash collateral in the amount of $78,650 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(981,141)	$(1,253,564)	11/6/2018	Bank of America NA	(1.03)%	S&P MidCap 400®	$(284,033)
USD	(780,000)	(1,078,915)	11/6/2017	Citibank NA	(1.20)%	S&P MidCap 400®	(317,502)
USD	(928,409)	(2,995,626)	11/6/2017	Credit Suisse International	(1.23)%	S&P MidCap 400®	(2,238,084)
USD	(841,701)	(1,508,871)	11/6/2017	Morgan Stanley & Co. International plc	(0.93)%	S&P MidCap 400®	(720,407)
USD	(3,711,895)	(5,449,683)	11/6/2017	Societe Generale	(1.13)%	S&P MidCap 400®	(1,887,947)
USD	(7,243,146)	$(12,286,659)					$(5,447,973)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD          U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 124.2%

REPURCHASE AGREEMENT(b) - 45.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $163,796,506 (Cost $163,792,028)	163,792,028	163,792,028
U.S. TREASURY OBLIGATIONS - 79.1%
U.S. Treasury Bills
0.97%, 9/7/2017(c)	20,000,000	19,996,371
0.96%, 9/14/2017(c)	24,000,000	23,991,481
0.97%, 9/28/2017(c)	15,000,000	14,989,107
1.03%, 10/12/2017(c)	20,000,000	19,975,880
1.04%, 10/19/2017(c)	14,000,000	13,980,283
1.07%, 10/26/2017(c)	14,000,000	13,978,647
1.07%, 11/2/2017(c)	13,000,000	12,977,835
0.87%, 11/9/2017(c)	20,000,000	19,963,871
1.00%, 11/16/2017(c)	14,000,000	13,972,772
1.01%, 11/24/2017(c)	14,000,000	13,968,762
0.52%, 11/30/2017(c)	14,000,000	13,965,787
1.06%, 12/7/2017(c)	11,000,000	10,971,218
1.06%, 12/14/2017(c)	7,000,000	6,981,294
1.05%, 12/21/2017(c)	7,000,000	6,978,309
1.10%, 12/28/2017(c)	14,000,000	13,954,455
1.10%, 1/4/2018(c)	11,000,000	10,960,612
1.11%, 1/11/2018(c)	6,000,000	5,977,890
1.11%, 1/18/2018(c)	6,000,000	5,977,007
1.09%, 1/25/2018(c)	6,000,000	5,975,363
1.12%, 2/1/2018(c)	10,000,000	9,955,694
1.13%, 2/8/2018(c)	6,000,000	5,972,200
1.08%, 2/15/2018(c)	6,000,000	5,970,705
1.10%, 2/22/2018(c)	6,000,000	5,969,695
1.06%, 3/1/2018(c)	10,000,000	9,947,083
TOTAL U.S. TREASURY OBLIGATIONS (Cost $287,316,358)		287,352,321
TOTAL SHORT-TERM INVESTMENTS (Cost $451,108,386)		451,144,349

Total Investments - 124.2% (Cost $451,108,386)		451,144,349
Liabilities Less Other Assets - (24.2%)		(87,878,919)
Net assets - 100.0%		363,265,430

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $93,910,512.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$522,763
Aggregate gross unrealized depreciation	(73,550,633)
Net unrealized depreciation	$(73,027,870)
Federal income tax cost	$451,108,386

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Russell 2000 E-Mini Index	221	9/15/2017	USD	$15,528,565	$255,044

Cash collateral in the amount of $814,385 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(13,460,313)	$(19,611,013)	11/6/2018	Bank of America NA	(0.48)%	Russell 2000® Index	$(6,444,118)
USD	(17,253,806)	(31,034,743)	11/6/2017	Citibank NA	(0.50)%	Russell 2000® Index	(14,560,237)
USD	(8,465,978)	(9,450,395)	11/6/2017	Credit Suisse International	(0.43)%	Russell 2000® Index	(1,202,359)
USD	(93,875,115)	(115,905,365)	1/8/2018	Goldman Sachs International	(0.85)%	Russell 2000® Index	(23,272,478)
USD	(49,110,509)	(48,845,648)	11/6/2019	Morgan Stanley & Co. International plc	(0.53)%	Russell 2000® Index	229,901
USD	(902,738)	(1,086,846)	11/6/2017	Morgan Stanley & Co. International plc	(0.33)%	iShares® Russell 2000 ETF	(188,363)
USD	(45,026,410)	(62,684,794)	11/6/2017	Societe Generale	(0.63)%	Russell 2000® Index	(19,394,570)
USD	(51,014,515)	(59,157,008)	11/6/2018	UBS AG	(0.73)%	Russell 2000® Index	(8,486,653)
USD	(279,109,384)	$(347,775,812)					$(73,318,877)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD         U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 92.9%

REPURCHASE AGREEMENT(a) - 92.9%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $6,032,487 (Cost $6,032,321)	6,032,321	6,032,321

Total Investments - 92.9% (Cost $6,032,321)		6,032,321
Other Assets Less Liabilities - 7.1%		459,009
Net assets - 100.0%		6,491,330

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,170,970)
Net unrealized depreciation	$(3,170,970)
Federal income tax cost	$6,032,321

Swap Agreements

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(195,018)	$(827,934)	11/6/2017	Bank of America NA	(0.93)%	S&P SmallCap 600®	$(692,950)
USD	(854,401)	(1,806,487)	11/6/2017	Citibank NA	(1.00)%	S&P SmallCap 600®	(1,003,320)
USD	(683,379)	(1,020,236)	11/6/2017	Credit Suisse International	(0.78)%	S&P SmallCap 600®	(374,706)
USD	(312,723)	(830,390)	11/6/2017	Morgan Stanley & Co. International plc	(0.68)%	S&P SmallCap 600®	(569,092)
USD	(384,659)	(829,618)	11/6/2017	Societe Generale	(0.63)%	S&P SmallCap 600®	(490,976)
USD	(1,130,000)	(1,168,302)	11/6/2018	UBS AG	(1.08)%	S&P SmallCap 600®	(39,926)
USD	(3,560,180)	$(6,482,967)					$(3,170,970)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD          U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 129.7%

REPURCHASE AGREEMENT(b) - 25.4%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $347,501,090 (Cost $347,491,588)	347,491,588	347,491,588
U.S. TREASURY OBLIGATIONS - 104.3%
U.S. Treasury Bills
0.97%, 9/7/2017(c)	83,000,000	82,984,909
0.95%, 9/14/2017(c)	98,000,000	97,965,382
0.87%, 9/21/2017(c)	150,000,000	149,918,100
0.98%, 9/28/2017(c)	70,000,000	69,949,167
0.90%, 10/5/2017(c)	70,000,000	69,933,005
1.03%, 10/12/2017(c)	87,000,000	86,895,075
1.00%, 10/19/2017(c)	62,000,000	61,912,680
1.03%, 10/26/2017(c)	65,000,000	64,900,861
1.00%, 11/2/2017(c)	55,000,000	54,906,225
0.87%, 11/9/2017(c)	81,000,000	80,853,677
1.00%, 11/16/2017(c)	59,000,000	58,885,253
1.01%, 11/24/2017(c)	59,000,000	58,868,356
0.58%, 11/30/2017(c)	56,000,000	55,863,150
1.06%, 12/7/2017(c)	50,000,000	49,869,171
1.06%, 12/14/2017(c)	31,000,000	30,917,161
1.05%, 12/21/2017(c)	31,000,000	30,903,939
1.10%, 12/28/2017(c)	62,000,000	61,798,302
1.10%, 1/4/2018(c)	50,000,000	49,820,964
1.11%, 1/11/2018(c)	2,000,000	1,992,630
1.11%, 1/18/2018(c)	28,000,000	27,892,700
1.09%, 1/25/2018(c)	24,000,000	23,901,450
1.12%, 2/1/2018(c)	40,000,000	39,822,775
1.13%, 2/8/2018(c)	25,000,000	24,884,167
1.08%, 2/15/2018(c)	27,000,000	26,868,174
1.10%, 2/22/2018(c)	26,000,000	25,868,678
1.06%, 3/1/2018(c)	41,000,000	40,783,039
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,429,042,486)		1,429,158,990
TOTAL SHORT-TERM INVESTMENTS (Cost $1,776,534,074)		1,776,650,578

Total Investments - 129.7% (Cost $1,776,534,074)		1,776,650,578
Liabilities Less Other Assets - (29.7%)		(406,763,036)
Net assets - 100.0%		1,369,887,542

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $544,997,325.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$591,044
Aggregate gross unrealized depreciation	(338,763,278)
Net unrealized depreciation	$(338,172,234)
Federal income tax cost	$1,776,534,074

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
S&P 500 E-Mini Index	1,348	9/15/2017	USD	$166,528,550	$(1,350,019)

Cash collateral in the amount of $6,227,760 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(196,783,901)	$(261,547,660)	11/6/2018	Bank of America NA	(1.38)%	S&P 500®	$(69,173,514)
USD	(565,926,392)	(604,130,939)	11/6/2018	Citibank NA	(1.42)%	S&P 500®	(40,960,846)
USD	(17,287,769)	(113,431,411)	11/6/2017	Credit Suisse International	(1.18)%	S&P 500®	(113,958,035)
USD	(865,015,619)	(863,734,608)	11/6/2018	Goldman Sachs International	(1.55)%	S&P 500®	445,761
USD	(533,115)	(628,413)	11/6/2018	Goldman Sachs International	(1.30)%	SPDR® S&P 500® ETF Trust	(90,904)
USD	(99,803,358)	(100,470,365)	11/6/2019	Morgan Stanley & Co. International plc	(1.08)%	S&P 500®	(814,199)
USD	(326,679,502)	(410,766,222)	11/6/2017	Societe Generale	(1.38)%	S&P 500®	(92,497,750)
USD	(200,034,149)	(218,519,708)	11/6/2018	UBS AG	(1.28)%	S&P 500®	(19,889,232)
USD	(2,272,063,805)	$(2,573,229,326)					$(336,938,719)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD         U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 142.8%

REPURCHASE AGREEMENT(b) - 26.7%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $90,361,290 (Cost $90,358,819)	90,358,819	90,358,819
U.S. TREASURY OBLIGATIONS - 116.1%
U.S. Treasury Bills
0.98%, 9/7/2017(c)	22,000,000	21,995,912
0.95%, 9/14/2017(c)	26,000,000	25,990,698
0.99%, 9/21/2017(c)	15,000,000	14,991,810
0.99%, 9/28/2017(c)	15,000,000	14,989,107
0.90%, 10/5/2017(c)	75,000,000	74,928,220
0.99%, 10/12/2017(c)	20,000,000	19,975,880
1.04%, 10/19/2017(c)	15,000,000	14,978,874
1.07%, 10/26/2017(c)	15,000,000	14,977,122
1.01%, 11/2/2017(c)	14,000,000	13,976,130
0.88%, 11/9/2017(c)	21,000,000	20,962,064
1.00%, 11/16/2017(c)	15,000,000	14,970,827
1.01%, 11/24/2017(c)	15,000,000	14,966,531
0.49%, 11/30/2017(c)	15,000,000	14,963,344
1.06%, 12/7/2017(c)	11,000,000	10,971,218
1.06%, 12/14/2017(c)	7,000,000	6,981,294
1.05%, 12/21/2017(c)	7,000,000	6,978,309
1.10%, 12/28/2017(c)	14,000,000	13,954,455
1.10%, 1/4/2018(c)	11,000,000	10,960,612
1.11%, 1/11/2018(c)	7,000,000	6,974,205
1.11%, 1/18/2018(c)	7,000,000	6,973,175
1.09%, 1/25/2018(c)	6,000,000	5,975,362
1.12%, 2/1/2018(c)	10,000,000	9,955,694
1.13%, 2/8/2018(c)	6,000,000	5,972,200
1.08%, 2/15/2018(c)	7,000,000	6,965,823
1.10%, 2/22/2018(c)	6,000,000	5,969,695
1.06%, 3/1/2018(c)	11,000,000	10,941,791
TOTAL U.S. TREASURY OBLIGATIONS (Cost $392,213,595)		392,240,352
TOTAL SHORT-TERM INVESTMENTS (Cost $482,572,414)		482,599,171

Total Investments - 142.8% (Cost $482,572,414)		482,599,171
Liabilities Less Other Assets - (42.8%)		(144,623,446)
Net assets - 100.0%		337,975,725

(a)                   All or a portion of this security is segregated in connection with obligations for swaps with a total value of $136,838,767.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    The rate shown was the current yield as of August 31, 2017.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,211
Aggregate gross unrealized depreciation	(131,263,419)
Net unrealized depreciation	$(131,225,208)
Federal income tax cost	$482,572,414

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
NASDAQ 100 E-Mini Index	207	9/15/2017	USD	$24,804,810	$(509,689)

Cash collateral in the amount of $888,030 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

UltraShort QQQ® had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(82,248,658)	$(93,286,141)	11/6/2018	Bank of America NA	(1.33)%	NASDAQ-100 Index®	$(11,197,646)
USD	(175,293,242)	(189,941,654)	11/6/2018	Citibank NA	(1.40)%	NASDAQ-100 Index®	(14,615,082)
USD	(8,721,216)	(19,676,001)	11/6/2017	Credit Suisse International	(1.28)%	NASDAQ-100 Index®	(11,569,082)
USD	(6,570,463)	(29,438,487)	1/8/2018	Goldman Sachs International	(1.50)%	NASDAQ-100 Index®	(23,246,177)
USD	(331,131)	(501,796)	11/6/2017	Goldman Sachs International	(1.25)%	PowerShares QQQ TrustSM, Series 1	(167,603)
USD	(73,063,654)	(73,982,412)	11/6/2019	Morgan Stanley & Co. International plc	(1.28)%	NASDAQ-100 Index®	(977,416)
USD	(404,381)	(524,875)	11/6/2017	Morgan Stanley & Co. International plc	(1.03)%	PowerShares QQQ TrustSM, Series 1	(117,179)
USD	(174,479,622)	(231,097,707)	11/6/2017	Societe Generale	(1.43)%	NASDAQ-100 Index®	(57,997,481)
USD	(1,929,670)	(12,648,361)	11/6/2018	UBS AG	(1.28)%	NASDAQ-100 Index®	(10,854,610)
USD	(523,042,037)	$(651,097,434)					$(130,742,276)

(1)                   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)                   Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 152.0%

REPURCHASE AGREEMENT(b) - 41.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $90,710,519 (Cost $90,708,038)	90,708,038	90,708,038
U.S. TREASURY OBLIGATIONS - 110.8%
U.S. Treasury Bills
0.98%, 9/7/2017(c)	14,500,000	14,497,246
0.96%, 9/14/2017(c)	18,000,000	17,993,311
0.99%, 9/21/2017(c)	9,000,000	8,995,086
0.98%, 9/28/2017(c)	11,000,000	10,992,012
0.87%, 10/5/2017(c)	25,000,000	24,976,073
1.03%, 10/12/2017(c)	14,000,000	13,983,116
1.04%, 10/19/2017(c)	10,000,000	9,985,916
1.07%, 10/26/2017(c)	10,000,000	9,984,748
1.07%, 11/2/2017(c)	10,000,000	9,982,950
0.89%, 11/9/2017(c)	15,000,000	14,972,903
1.00%, 11/16/2017(c)	11,000,000	10,978,607
1.01%, 11/24/2017(c)	11,000,000	10,975,456
0.52%, 11/30/2017(c)	10,000,000	9,975,563
1.06%, 12/7/2017(c)	8,000,000	7,979,067
1.06%, 12/14/2017(c)	5,000,000	4,986,639
1.05%, 12/21/2017(c)	5,000,000	4,984,506
1.10%, 12/28/2017(c)	10,000,000	9,967,468
1.10%, 1/4/2018(c)	8,000,000	7,971,354
1.11%, 1/11/2018(c)	5,000,000	4,981,575
1.11%, 1/18/2018(c)	4,000,000	3,984,671
1.09%, 1/25/2018(c)	4,000,000	3,983,575
1.12%, 2/1/2018(c)	7,000,000	6,968,986
1.13%, 2/8/2018(c)	4,000,000	3,981,467
1.08%, 2/15/2018(c)	5,000,000	4,975,588
1.10%, 2/22/2018(c)	4,000,000	3,979,797
1.06%, 3/1/2018(c)	7,000,000	6,962,958
TOTAL U.S. TREASURY OBLIGATIONS (Cost $243,978,307)		244,000,638
TOTAL SHORT-TERM INVESTMENTS (Cost $334,686,345)		334,708,676

Total Investments - 152.0% (Cost $334,686,345)		334,708,676
Liabilities Less Other Assets - (52.0%)		(114,573,403)
Net assets - 100.0%		220,135,273

(a)                   All or a portion of this security is segregated in connection with obligations for swaps with a total value of $133,533,095.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    The rate shown was the current yield as of August 31, 2017.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,242
Aggregate gross unrealized depreciation	(100,777,700)
Net unrealized depreciation	$(100,742,458)
Federal income tax cost	$334,686,345

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
DJIA CBOT E-Mini Index	89	9/15/2017	USD	$9,768,195	$7,853

Cash collateral in the amount of $327,965 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(35,359,454)	$(44,022,737)	11/6/2018	Bank of America NA	(1.18)%	Dow Jones Industrial AverageSM	$(9,445,512)
USD	(59,858,575)	(64,610,819)	11/6/2018	Citibank NA	(1.40)%	Dow Jones Industrial AverageSM	(5,260,348)
USD	(27,777,746)	(43,285,190)	11/6/2017	Credit Suisse International	(1.33)%	Dow Jones Industrial AverageSM	(17,499,676)
USD	(145,564,994)	(180,445,269)	1/8/2018	Goldman Sachs International	(1.40)%	Dow Jones Industrial AverageSM	(38,293,926)
USD	(3,323,514)	(3,693,859)	11/6/2018	Goldman Sachs International	(1.25)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(354,331)
USD	(52,884,512)	(74,703,142)	11/6/2017	Societe Generale	(1.43)%	Dow Jones Industrial AverageSM	(24,443,050)
USD	(14,755,655)	(19,743,659)	11/6/2018	UBS AG	(1.28)%	Dow Jones Industrial AverageSM	(5,475,799)
USD	(339,524,450)	$(430,504,675)					$(100,772,642)

(1)                   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)                   Agreements may be terminated at will by either party without penalty.

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 94.3%

REPURCHASE AGREEMENT(a) - 94.3%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $5,489,850 (Cost $5,489,701)	5,489,701	5,489,701

Total Investments - 94.3% (Cost $5,489,701)		5,489,701
Other Assets Less Liabilities - 5.7%		328,961
Net assets - 100.0%		5,818,662

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,929
Aggregate gross unrealized depreciation	(4,308,310)
Net unrealized depreciation	$(4,294,381)
Federal income tax cost	$5,489,701

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P Midcap 400 E-Mini Index	6	9/15/2017	USD	$1,038,240	$13,929

Cash collateral in the amount of $36,300 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(1,632,764)	$(2,008,783)	11/6/2018	Bank of America NA	(1.03)%	S&P MidCap 400®	$(392,318)
USD	(1,563,939)	(3,264,465)	11/6/2017	Citibank NA	(1.20)%	S&P MidCap 400®	(1,771,858)
USD	(667,772)	(1,676,916)	11/6/2017	Credit Suisse International	(1.23)%	S&P MidCap 400®	(1,081,383)
USD	(1,599,676)	(1,875,453)	11/6/2017	Morgan Stanley & Co. International plc	(0.93)%	S&P MidCap 400®	(303,647)
USD	(1,068,302)	(1,770,818)	11/6/2017	Societe Generale	(1.13)%	S&P MidCap 400®	(759,104)
USD	(6,532,453)	$(10,596,435)					$(4,308,310)

(1)                   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)                   Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 193.3%

REPURCHASE AGREEMENT(b) - 83.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $135,677,488 (Cost $135,673,778)	135,673,778	135,673,778
U.S. TREASURY OBLIGATIONS - 110.1%
U.S. Treasury Bills
0.97%, 9/21/2017(c)	80,000,000	79,954,687
0.93%, 11/9/2017(c)	50,000,000	49,909,677
0.96%, 12/7/2017(c)	50,000,000	49,869,171
TOTAL U.S. TREASURY OBLIGATIONS (Cost $179,738,703)		179,733,535
TOTAL SHORT-TERM INVESTMENTS (Cost $315,412,481)		315,407,313

Total Investments - 193.3% (Cost $315,412,481)		315,407,313
Liabilities Less Other Assets - (93.3%)		(152,273,247)
Net assets - 100.0%		163,134,066

(a)                   All or a portion of this security is segregated in connection with obligations for swaps with a total value of $54,840,873.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$440,477
Aggregate gross unrealized depreciation	(62,431,364)
Net unrealized depreciation	$(61,990,887)
Federal income tax cost	$315,412,481

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Russell 2000 E-Mini Index	37	9/15/2017	USD	$2,599,805	$68,302

Cash collateral in the amount of $136,345 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(30,221,956)	$(33,647,945)	11/6/2018	Bank of America NA	(0.48)%	Russell 2000® Index	$(3,702,733)
USD	(16,886,776)	(32,937,270)	11/6/2017	Citibank NA	(0.50)%	Russell 2000® Index	(17,122,795)
USD	(10,415,812)	(11,571,305)	11/6/2017	Credit Suisse International	(0.43)%	Russell 2000® Index	(1,371,300)
USD	(2,982,069)	(3,796,708)	11/6/2017	Goldman Sachs International	(0.85)%	Russell 2000® Index	(887,542)
USD	(79,502,521)	(79,073,751)	11/6/2019	Morgan Stanley & Co. International plc	(0.53)%	Russell 2000® Index	372,175
USD	(1,042,900)	(1,255,594)	11/6/2017	Morgan Stanley & Co. International plc	(0.33)%	iShares® Russell 2000 ETF	(217,609)
USD	(97,186,225)	(125,518,731)	11/6/2017	Societe Generale	(0.63)%	Russell 2000® Index	(30,692,316)
USD	(27,791,000)	(35,873,921)	11/6/2018	UBS AG	(0.73)%	Russell 2000® Index	(8,431,901)
USD	(266,029,259)	$(323,675,225)					$(62,054,021)

(1)                   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)                   Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                               U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 99.1%

REPURCHASE AGREEMENT(a) - 99.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $2,430,899 (Cost $2,430,833)	2,430,833	2,430,833

Total Investments - 99.1% (Cost $2,430,833)		2,430,833
Other Assets Less Liabilities - 0.9%		21,312
Net assets - 100.0%		2,452,145

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,426,971)
Net unrealized depreciation	$(1,426,971)
Federal income tax cost	$2,430,833

Swap Agreements

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(821,322)	$(1,369,734)	11/6/2017	Bank of America NA	(0.93)%	S&P SmallCap 600®	$(582,534)
USD	(683,711)	(990,144)	11/6/2017	Credit Suisse International	(0.78)%	S&P SmallCap 600®	(341,250)
USD	(873,497)	(1,060,145)	11/6/2017	Morgan Stanley & Co. International plc	(0.68)%	S&P SmallCap 600®	(218,623)
USD	(734,564)	(981,281)	11/6/2017	Societe Generale	(0.63)%	S&P SmallCap 600®	(275,872)
USD	(490,000)	(498,230)	11/6/2018	UBS AG	(1.08)%	S&P SmallCap 600®	(8,692)
USD	(3,603,094)	$(4,899,534)					$(1,426,971)

(1)         Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)         Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 134.3%

REPURCHASE AGREEMENT(b) - 32.6%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $226,155,213 (Cost $226,149,030)	226,149,030	226,149,030

U.S. TREASURY OBLIGATIONS - 101.7%
U.S. Treasury Bills
0.97%, 9/7/2017(c)	44,000,000	43,992,046
0.96%, 9/14/2017(c)	51,000,000	50,981,947
0.85%, 9/21/2017(c)	50,000,000	49,972,700
0.97%, 9/28/2017(c)	38,000,000	37,972,405
0.91%, 10/5/2017(c)	50,000,000	49,952,146
1.03%, 10/12/2017(c)	47,000,000	46,943,317
1.04%, 10/19/2017(c)	35,000,000	34,950,707
1.07%, 10/26/2017(c)	36,000,000	35,945,092
0.97%, 11/2/2017(c)	10,000,000	9,982,950
0.94%, 11/9/2017(c)	42,000,000	41,924,129
1.01%, 11/16/2017(c)	30,000,000	29,941,654
1.02%, 11/24/2017(c)	30,000,000	29,933,063
0.61%, 11/30/2017(c)	29,000,000	28,929,131
1.06%, 12/7/2017(c)	27,000,000	26,929,352
1.06%, 12/14/2017(c)	17,000,000	16,954,572
1.05%, 12/21/2017(c)	17,000,000	16,947,321
1.10%, 12/28/2017(c)	34,000,000	33,889,392
1.10%, 1/4/2018(c)	27,000,000	26,903,320
1.11%, 1/11/2018(c)	16,000,000	15,941,040
1.11%, 1/18/2018(c)	16,000,000	15,938,686
1.13%, 2/8/2018(c)	13,000,000	12,939,767
1.08%, 2/15/2018(c)	14,000,000	13,931,646
1.10%, 2/22/2018(c)	13,000,000	12,934,339
1.06%, 3/1/2018(c)	21,000,000	20,888,873
TOTAL U.S. TREASURY OBLIGATIONS (Cost $705,556,262)		705,619,595
TOTAL SHORT-TERM INVESTMENTS (Cost $931,705,292)		931,768,625

Total Investments - 134.3% (Cost $931,705,292)		931,768,625
Liabilities Less Other Assets - (34.3%)		(237,952,086)
Net assets - 100.0%		693,816,539

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $399,152,082.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

See accompanying notes to schedules of portfolio investments.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$798,307
Aggregate gross unrealized depreciation	(213,779,969)
Net unrealized depreciation	$(212,981,662)
Federal income tax cost	$931,705,292

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
S&P 500 E-Mini Index	805	9/15/2017	USD	$99,447,688	$(825,895)

Cash collateral in the amount of $3,719,100 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(174,560,305)	$(196,292,911)	11/6/2018	Bank of America NA	(1.38)%	S&P 500®	$(23,127,573)
USD	(443,658,902)	(472,284,064)	11/6/2018	Citibank NA	(1.42)%	S&P 500®	(30,462,835)
USD	(53,869,472)	(93,988,163)	11/6/2017	Credit Suisse International	(1.18)%	S&P 500®	(48,552,421)
USD	(792,591,105)	(791,090,203)	11/6/2018	Goldman Sachs International	(1.55)%	S&P 500®	721,509
USD	(724,083)	(853,517)	11/6/2018	Goldman Sachs International	(1.30)%	SPDR® S&P 500® ETF Trust	(123,467)
USD	(92,725,847)	(97,104,775)	11/6/2018	Morgan Stanley & Co. International plc	(1.08)%	S&P 500®	(4,772,756)
USD	(114,009,164)	(191,688,466)	11/6/2017	Societe Generale	(1.38)%	S&P 500®	(84,486,894)
USD	(118,826,699)	(138,765,674)	11/6/2018	UBS AG	(1.28)%	S&P 500®	(21,414,663)
USD	(1,790,965,577)	$(1,982,067,773)					$(212,219,100)

(1)         Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)         Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 164.8%

REPURCHASE AGREEMENT(b) - 51.3%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $311,427,468 (Cost $311,418,951)	311,418,951	311,418,951

U.S. TREASURY OBLIGATIONS - 113.5%
U.S. Treasury Bills
0.98%, 9/7/2017(c)	47,000,000	46,991,321
0.96%, 9/14/2017(c)	54,000,000	53,980,694
0.88%, 9/21/2017(c)	50,000,000	49,972,700
0.98%, 9/28/2017(c)	32,000,000	31,976,762
1.03%, 10/12/2017(c)	41,000,000	40,950,553
1.04%, 10/19/2017(c)	31,000,000	30,956,340
1.07%, 10/26/2017(c)	32,000,000	31,951,193
1.03%, 11/2/2017(c)	30,000,000	29,948,850
0.92%, 11/9/2017(c)	45,000,000	44,918,709
0.99%, 11/16/2017(c)	33,000,000	32,935,820
1.01%, 11/24/2017(c)	33,000,000	32,926,369
0.47%, 11/30/2017(c)	31,000,000	30,924,244
1.06%, 12/7/2017(c)	23,000,000	22,939,819
1.06%, 12/14/2017(c)	14,000,000	13,962,589
1.05%, 12/21/2017(c)	14,000,000	13,956,617
1.10%, 12/28/2017(c)	28,000,000	27,908,911
1.10%, 1/4/2018(c)	23,000,000	22,917,643
1.11%, 1/11/2018(c)	14,000,000	13,948,410
1.11%, 1/18/2018(c)	14,000,000	13,946,350
1.09%, 1/25/2018(c)	13,000,000	12,946,619
1.12%, 2/1/2018(c)	22,000,000	21,902,526
1.13%, 2/8/2018(c)	14,000,000	13,935,133
1.08%, 2/15/2018(c)	15,000,000	14,926,764
1.10%, 2/22/2018(c)	14,000,000	13,929,288
1.06%, 3/1/2018(c)	23,000,000	22,878,290
TOTAL U.S. TREASURY OBLIGATIONS (Cost $688,457,401)		688,532,514
TOTAL SHORT-TERM INVESTMENTS (Cost $999,876,352)		999,951,465

Total Investments - 164.8% (Cost $999,876,352)		999,951,465
Liabilities Less Other Assets - (64.8%)		(393,071,128)
Net assets - 100.0%		606,880,337

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $443,327,773.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,299
Aggregate gross unrealized depreciation	(391,358,068)
Net unrealized depreciation	$(391,275,769)
Federal income tax cost	$999,876,352

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
NASDAQ 100 E-Mini Index	434	9/15/2017	USD	$52,006,220	$(1,216,891)

Cash collateral in the amount of $1,861,860 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short QQQ® had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(164,068,109)	$(180,526,962)	11/6/2018	Bank of America NA	(1.33)%	NASDAQ-100 Index®	$(16,632,930)
USD	(532,626,143)	(572,500,867)	11/6/2018	Citibank NA	(1.40)%	NASDAQ-100 Index®	(39,796,462)
USD	19,050,796	(17,330,691)	11/6/2017	Credit Suisse International	(1.28)%	NASDAQ-100 Index®	(38,298,557)
USD	(269,232,669)	(409,058,299)	1/8/2018	Goldman Sachs International	(1.50)%	NASDAQ-100 Index®	(141,526,639)
USD	(75,424)	(95,513)	11/6/2018	Goldman Sachs International	(1.25)%	PowerShares QQQ TrustSM, Series 1	(19,498)
USD	(25,455,476)	(25,775,572)	11/6/2019	Morgan Stanley & Co. International plc	(1.28)%	NASDAQ-100 Index®	(340,533)
USD	(1,209,484)	(1,569,876)	11/6/2017	Morgan Stanley & Co. International plc	(1.03)%	PowerShares QQQ TrustSM, Series 1	(350,477)
USD	(409,986,330)	(540,168,278)	11/6/2017	Societe Generale	(1.43)%	NASDAQ-100 Index®	(133,090,220)
USD	(1,812,897)	(21,572,324)	11/6/2018	UBS AG	(1.28)%	NASDAQ-100 Index®	(20,078,674)
USD	(1,385,415,736)	$(1,768,598,382)					$(390,133,990)

(1)         Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)         Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 142.3%

REPURCHASE AGREEMENT(b) - 35.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $66,753,890 (Cost $66,752,065)	66,752,065	66,752,065

U.S. TREASURY OBLIGATIONS - 107.2%
U.S. Treasury Bills
0.98%, 9/7/2017(c)	12,500,000	12,497,631
0.97%, 9/14/2017(c)	15,000,000	14,994,566
0.99%, 9/21/2017(c)	6,000,000	5,996,724
0.99%, 9/28/2017(c)	10,500,000	10,492,375
0.87%, 10/5/2017(c)	10,000,000	9,990,430
1.03%, 10/12/2017(c)	14,000,000	13,983,116
1.04%, 10/19/2017(c)	10,000,000	9,985,916
1.07%, 10/26/2017(c)	10,000,000	9,984,748
1.00%, 11/2/2017(c)	8,000,000	7,986,360
0.85%, 11/9/2017(c)	12,000,000	11,978,323
1.00%, 11/16/2017(c)	9,000,000	8,982,496
1.02%, 11/24/2017(c)	9,000,000	8,979,919
0.65%, 11/30/2017(c)	8,000,000	7,980,450
1.06%, 12/7/2017(c)	8,000,000	7,979,067
1.06%, 12/14/2017(c)	5,000,000	4,986,639
1.05%, 12/21/2017(c)	5,000,000	4,984,506
1.10%, 12/28/2017(c)	10,000,000	9,967,468
1.10%, 1/4/2018(c)	8,000,000	7,971,354
1.11%, 1/11/2018(c)	4,000,000	3,985,260
1.11%, 1/18/2018(c)	4,000,000	3,984,671
1.09%, 1/25/2018(c)	3,000,000	2,987,681
1.12%, 2/1/2018(c)	6,000,000	5,973,416
1.13%, 2/8/2018(c)	3,000,000	2,986,100
1.08%, 2/15/2018(c)	4,000,000	3,980,470
1.10%, 2/22/2018(c)	4,000,000	3,979,797
1.06%, 3/1/2018(c)	6,000,000	5,968,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $203,546,204)		203,567,733
TOTAL SHORT-TERM INVESTMENTS (Cost $270,298,269)		270,319,798

Total Investments - 142.3% (Cost $270,298,269)		270,319,798
Liabilities Less Other Assets - (42.3%)		(80,308,222)
Net assets - 100.0%		190,011,576

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $76,409,633.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,572
Aggregate gross unrealized depreciation	(71,350,969)
Net unrealized depreciation	$(71,298,397)
Federal income tax cost	$270,298,269

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
DJIA CBOT E-Mini Index	111	9/15/2017	USD	$12,182,805	$(11,141)

Cash collateral in the amount of $409,035 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(14,573,699)	$(20,095,501)	11/6/2018	Bank of America NA	(1.18)%	Dow Jones Industrial AverageSM	$(5,990,322)
USD	(43,974,530)	(50,830,338)	11/6/2018	Citibank NA	(1.40)%	Dow Jones Industrial AverageSM	(7,569,983)
USD	(4,809,254)	(6,033,606)	11/6/2017	Credit Suisse International	(1.33)%	Dow Jones Industrial AverageSM	(1,318,762)
USD	(6,829,141)	(7,630,528)	11/6/2017	Goldman Sachs International	(1.40)%	Dow Jones Industrial AverageSM	(881,068)
USD	(4,391,315)	(5,668,664)	11/6/2017	Goldman Sachs International	(1.25)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(1,233,119)
USD	(184,933,543)	(184,361,176)	11/6/2019	Morgan Stanley & Co. International plc	(1.03)%	Dow Jones Industrial AverageSM	28,339
USD	(214,957,919)	(258,140,320)	11/6/2017	Societe Generale	(1.43)%	Dow Jones Industrial AverageSM	(48,656,663)
USD	(19,872,818)	(25,080,790)	11/6/2018	UBS AG	(1.28)%	Dow Jones Industrial AverageSM	(5,687,208)
USD	(494,342,219)	$(557,840,923)					$(71,308,786)

(1)         Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)         Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 86.9%

REPURCHASE AGREEMENT(a) - 86.9%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $2,639,747 (Cost $2,639,676)	2,639,676	2,639,676

Total Investments - 86.9% (Cost $2,639,676)		2,639,676
Other Assets Less Liabilities - 13.1%		398,846
Net assets - 100.0%		3,038,522

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$318,535
Aggregate gross unrealized depreciation	(2,332,120)
Net unrealized depreciation	$(2,013,585)
Federal income tax cost	$2,639,676

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P Midcap 400 E-Mini Index	3	9/15/2017	USD	$519,120	$6,341

Cash collateral in the amount of $18,150 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(1,295,691)	$(1,669,459)	11/6/2017	Bank of America NA	(1.03)%	S&P MidCap 400®	$(410,305)
USD	(1,151,014)	(1,923,131)	11/6/2017	Citibank NA	(1.20)%	S&P MidCap 400®	(810,705)
USD	(148,470)	(179,968)	11/6/2017	Credit Suisse International	(1.23)%	S&P MidCap 400®	(34,491)
USD	(129,929)	(160,336)	11/6/2017	Goldman Sachs International	(0.95)%	SPDR® S&P MidCap 400® ETF Trust	(29,840)
USD	(3,188,575)	(4,189,206)	11/6/2018	Morgan Stanley & Co. International plc	(0.93)%	S&P MidCap 400®	(1,046,779)
USD	(812,919)	(477,405)	11/6/2017	Societe Generale	(1.13)%	S&P MidCap 400®	312,194
USD	(6,726,598)	$(8,599,505)					$(2,019,926)

(1)         Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)         Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 192.3%

REPURCHASE AGREEMENT(b) - 85.6%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $84,152,480 (Cost $84,150,179)	84,150,179	84,150,179

U.S. TREASURY OBLIGATIONS - 106.7%
U.S. Treasury Bills
0.99%, 9/7/2017(c)	55,000,000	54,989,403
0.96%, 12/7/2017(c)	50,000,000	49,869,171
TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,861,515)		104,858,574
TOTAL SHORT-TERM INVESTMENTS (Cost $189,011,694)		189,008,753

Total Investments - 192.3% (Cost $189,011,694)		189,008,753
Liabilities Less Other Assets - (92.3%)		(90,743,336)
Net assets - 100.0%		98,265,417

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $47,347,034.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$458,947
Aggregate gross unrealized depreciation	(46,496,287)
Net unrealized depreciation	$(46,037,340)
Federal income tax cost	$189,011,694

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Russell 2000 E-Mini Index	20	9/15/2017	USD	$1,405,300	$36,920

Cash collateral in the amount of $73,700 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(18,293,280)	$(23,170,039)	11/6/2018	Bank of America NA	(0.48)%	Russell 2000® Index	$(5,177,240)
USD	2,261,311	(10,841,657)	11/6/2017	Citibank NA	(0.50)%	Russell 2000® Index	(13,947,110)
USD	(2,502,429)	(2,823,789)	11/6/2017	Credit Suisse International	(0.43)%	Russell 2000® Index	(369,308)
USD	(2,063,900)	(2,403,983)	11/6/2017	Goldman Sachs International	(0.85)%	Russell 2000® Index	(367,570)
USD	(90,151,855)	(89,665,651)	11/6/2019	Morgan Stanley & Co. International plc	(0.53)%	Russell 2000® Index	422,027
USD	(417,309)	(502,417)	11/6/2017	Morgan Stanley & Co. International plc	(0.33)%	iShares® Russell 2000 ETF	(87,075)
USD	(103,484,761)	(124,959,212)	11/6/2017	Societe Generale	(0.63)%	Russell 2000® Index	(23,309,717)
USD	(36,019,816)	(39,057,809)	11/6/2018	UBS AG	(0.73)%	Russell 2000® Index	(3,235,326)
USD	(250,672,039)	$(293,424,557)					$(46,071,319)

(1)         Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)         Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 105.6%

REPURCHASE AGREEMENT(a) - 105.6%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $2,072,336 (Cost $2,072,279)	2,072,279	2,072,279

Total Investments - 105.6% (Cost $2,072,279)		2,072,279
Liabilities Less Other Assets - (5.6%)		(109,457)
Net assets - 100.0%		1,962,822

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,022,658)
Net unrealized depreciation	$(1,022,658)
Federal income tax cost	$2,072,279

Swap Agreements

Short Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(143,570)	$(318,122)	11/6/2017	Bank of America NA	(0.93)%	Dow Jones U.S. Basic MaterialsSM Index	$(187,920)
USD	(248,394)	(317,636)	1/8/2018	Credit Suisse International	(1.33)%	Dow Jones U.S. Basic MaterialsSM Index	(75,075)
USD	(311,555)	(391,526)	11/6/2017	Morgan Stanley & Co. International plc	(0.93)%	Dow Jones U.S. Basic MaterialsSM Index	(91,463)
USD	(214,207)	(269,737)	11/6/2017	Societe Generale	(0.98)%	Dow Jones U.S. Basic MaterialsSM Index	(63,311)
USD	(90,399)	(664,105)	11/6/2017	UBS AG	(0.98)%	Dow Jones U.S. Basic MaterialsSM Index	(604,889)
USD	(1,008,125)	$(1,961,126)					$(1,022,658)

(1)                   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)                   Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 123.8%

REPURCHASE AGREEMENT(b) - 62.5%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $15,262,924 (Cost $15,262,507)	15,262,507	15,262,507

U.S. TREASURY OBLIGATION - 61.3%
U.S. Treasury Bills
0.99%, 9/7/2017(c) (Cost $14,997,523)	15,000,000	14,997,110
TOTAL SHORT-TERM INVESTMENTS (Cost $30,260,030)		30,259,617

Total Investments - 123.8% (Cost $30,260,030)		30,259,617
Liabilities Less Other Assets - (23.8%)		(5,820,296)
Net assets - 100.0%		24,439,321

(a)                   All or a portion of this security is segregated in connection with obligations for swaps with a total value of $9,544,596.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(10,885,588)
Net unrealized depreciation	$(10,885,588)
Federal income tax cost	$30,260,030

Swap Agreements

Short Financials had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(1,540,095)	$(3,329,208)	11/6/2017	Bank of America NA	(1.03)%	Dow Jones U.S. FinancialsSM Index	$(1,953,734)
USD	(3,024,970)	(3,794,434)	11/6/2017	Credit Suisse International	(1.33)%	Dow Jones U.S. FinancialsSM Index	(885,080)
USD	(3,939,301)	(5,254,841)	11/6/2017	Goldman Sachs International	(1.45)%	Dow Jones U.S. FinancialsSM Index	(1,426,281)
USD	(2,753,442)	(3,253,180)	11/6/2017	Morgan Stanley & Co. International plc	(0.98)%	Dow Jones U.S. FinancialsSM Index	(598,364)
USD	(2,716,635)	(3,573,994)	11/6/2017	Societe Generale	(1.08)%	Dow Jones U.S. FinancialsSM Index	(1,015,483)
USD	(598,582)	(5,213,401)	11/6/2017	UBS AG	(1.23)%	Dow Jones U.S. FinancialsSM Index	(5,006,233)
USD	(14,573,025)	$(24,419,058)					$(10,885,175)

(1)                   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)                   Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 80.8%

REPURCHASE AGREEMENT(a) - 80.8%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $2,736,289 (Cost $2,736,213)	2,736,213	2,736,213

Total Investments - 80.8% (Cost $2,736,213)		2,736,213
Other Assets Less Liabilities - 19.2%		651,894
Net assets - 100.0%		3,388,107

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,175
Aggregate gross unrealized depreciation	(1,265,388)
Net unrealized depreciation	$(1,157,213)
Federal income tax cost	$2,736,213

Swap Agreements

Short Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(767,678)	$(675,330)	1/8/2018	Bank of America NA	(0.93)%	Dow Jones U.S. Oil & GasSM Index	$78,576
USD	(24,825)	(479,658)	11/6/2017	Credit Suisse International	(1.33)%	Dow Jones U.S. Oil & GasSM Index	(533,587)
USD	(88,982)	(161,148)	11/6/2017	Goldman Sachs International	(1.35)%	Dow Jones U.S. Oil & GasSM Index	(96,691)
USD	(149,225)	(512,602)	11/6/2017	Morgan Stanley & Co. International plc	(1.13)%	Dow Jones U.S. Oil & GasSM Index	(424,086)
USD	(259,803)	(222,132)	11/6/2017	Societe Generale	(0.98)%	Dow Jones U.S. Oil & GasSM Index	29,599
USD	(1,170,450)	(1,335,000)	11/6/2017	UBS AG	(1.08)%	Dow Jones U.S. Oil & GasSM Index	(211,024)
USD	(2,460,963)	$(3,385,870)					$(1,157,213)

(1)                   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)                   Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 97.1%

REPURCHASE AGREEMENT(a) - 97.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $14,080,105 (Cost $14,079,720)	14,079,720	14,079,720

Total Investments - 97.1% (Cost $14,079,720)		14,079,720
Other Assets Less Liabilities - 2.9%		424,952
Net assets - 100.0%		14,504,672

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,541,668)
Net unrealized depreciation	$(3,541,668)
Federal income tax cost	$14,079,720

Swap Agreements

Short Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(2,743,268)	$(3,421,486)	11/6/2018	Bank of America NA	(1.18)%	Dow Jones U.S. Real EstateSM Index	$(820,430)
USD	(2,370,730)	(3,744,366)	11/6/2017	Credit Suisse International	(1.23)%	Dow Jones U.S. Real EstateSM Index	(1,771,020)
USD	(4,093,052)	(4,175,840)	11/6/2017	Morgan Stanley & Co. International plc	(0.93)%	Dow Jones U.S. Real EstateSM Index	(221,537)
USD	(609,833)	(850,233)	11/6/2017	Societe Generale	(1.03)%	Dow Jones U.S. Real EstateSM Index	(329,276)
USD	(2,044,086)	(2,300,500)	11/6/2017	UBS AG	(0.98)%	Dow Jones U.S. Real EstateSM Index	(399,405)
USD	(11,860,969)	$(14,492,425)					$(3,541,668)

(1)                   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)                   Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short S&P Regional Banking

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 108.9%

REPURCHASE AGREEMENT(a) - 108.9%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $1,848,541 (Cost $1,848,489)	1,848,489	1,848,489

Total Investments - 108.9% (Cost $1,848,489)		1,848,489
Liabilities Less Other Assets - (8.9%)		(150,957)
Net assets - 100.0%		1,697,532

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(395,491)
Net unrealized depreciation	$(395,491)
Federal income tax cost	$1,848,489

Swap Agreements

Short S&P Regional Banking had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(466,996)	$(512,730)	11/6/2018	Bank of America NA	(0.78)%	S&P Regional Banks Select Industry Index	$(49,285)
USD	(118,059)	(138,729)	11/6/2018	Morgan Stanley & Co. International plc	(0.58)%	S&P Regional Banks Select Industry Index	(22,667)
USD	(547,450)	(808,053)	11/6/2018	Societe Generale	(0.98)%	S&P Regional Banks Select Industry Index	(272,760)
USD	(187,280)	(236,001)	11/6/2018	UBS AG	(1.08)%	S&P Regional Banks Select Industry Index	(50,779)
USD	(1,319,785)	$(1,695,513)					$(395,491)

(1)                   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)                   Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 78.9%

REPURCHASE AGREEMENT(a) - 78.9%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $6,377,554 (Cost $6,377,379)	6,377,379	6,377,379

Total Investments - 78.9% (Cost $6,377,379)		6,377,379
Other Assets Less Liabilities - 21.1%		1,708,976
Net assets - 100.0%		8,086,355

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,068,386)
Net unrealized depreciation	$(3,068,386)
Federal income tax cost	$6,377,379

Swap Agreements

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(3,027,003)	$(3,524,827)	11/6/2018	Bank of America NA	(0.93)%	Dow Jones U.S. Basic MaterialsSM Index	$(532,914)
USD	(3,524,655)	(5,012,816)	11/6/2018	Credit Suisse International	(1.33)%	Dow Jones U.S. Basic MaterialsSM Index	(1,563,944)
USD	(1,320,457)	(1,659,400)	11/6/2017	Morgan Stanley & Co. International plc	(0.93)%	Dow Jones U.S. Basic MaterialsSM Index	(387,646)
USD	(693,744)	(941,983)	11/6/2017	Societe Generale	(0.98)%	Dow Jones U.S. Basic MaterialsSM Index	(284,262)
USD	(4,891,845)	(5,072,969)	11/6/2017	UBS AG	(0.98)%	Dow Jones U.S. Basic MaterialsSM Index	(299,620)
USD	(13,457,704)	$(16,211,995)					$(3,068,386)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 93.2%

REPURCHASE AGREEMENT(a) - 93.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $38,186,217 (Cost $38,185,173)	38,185,173	38,185,173

Total Investments - 93.2% (Cost $38,185,173)		38,185,173
Other Assets Less Liabilities - 6.8%		2,790,325
Net assets - 100.0%		40,975,498

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,805,045
Aggregate gross unrealized depreciation	(33,010,448)
Net unrealized depreciation	$(27,205,403)
Federal income tax cost	$38,185,173

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(4,002,003)	$(18,874,376)	11/6/2017	Bank of America NA	(0.73)%	NASDAQ Biotechnology Index®	$(15,132,461)
USD	(2,015,685)	(2,494,898)	11/6/2017	Bank of America NA	(0.45)%	iShares® Nasdaq Biotechnology ETF	(476,788)
USD	(32,218)	(33,123)	11/6/2017	Citibank NA	(0.20)%	NASDAQ Biotechnology Index®	(1,328)
USD	(291,202)	(126,351)	11/6/2017	Credit Suisse International	(0.53)%	NASDAQ Biotechnology Index®	162,548
USD	(138,057)	(139,512)	11/6/2017	Morgan Stanley & Co. International plc	(0.53)%	NASDAQ Biotechnology Index®	(2,572)
USD	(61,979)	(62,783)	11/6/2017	Morgan Stanley & Co. International plc	0.27%	iShares® Nasdaq Biotechnology ETF	(1,782)
USD	(41,942,477)	(59,190,141)	1/8/2018	Societe Generale	(1.08)%	NASDAQ Biotechnology Index®	(17,395,517)
USD	(6,995,871)	(1,083,685)	11/6/2017	UBS AG	(0.23)%	NASDAQ Biotechnology Index®	5,642,497
USD	(55,479,492)	$(82,004,869)					$(27,205,403)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 111.1%

REPURCHASE AGREEMENT(a) - 111.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $1,923,545 (Cost $1,923,492)	1,923,492	1,923,492

Total Investments - 111.1% (Cost $1,923,492)		1,923,492
Liabilities Less Other Assets - (11.1%)		(191,832)
Net assets - 100.0%		1,731,660

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(739,621)
Net unrealized depreciation	$(739,621)
Federal income tax cost	$1,923,492

Swap Agreements

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(1,219,001)	$(1,517,420)	11/6/2017	Bank of America NA	(1.03)%	Dow Jones U.S. Consumer GoodsSM Index	$(374,341)
USD	(12,950)	(15,058)	11/6/2017	Bank of America NA	(0.72)%	iShares® U.S. Consumer Goods ETF	(2,076)
USD	(8,324)	(9,223)	11/6/2017	Credit Suisse International	(1.33)%	Dow Jones U.S. Consumer GoodsSM Index	(1,159)
USD	(101,680)	(95,685)	11/6/2017	Morgan Stanley & Co. International plc	(0.88)%	Dow Jones U.S. Consumer GoodsSM Index	(1,208)
USD	(15,298)	(17,788)	11/6/2017	Morgan Stanley & Co. International plc	(0.38)%	iShares® U.S. Consumer Goods ETF	(2,549)
USD	(1,088,725)	(1,202,431)	11/6/2017	Societe Generale	(0.98)%	Dow Jones U.S. Consumer GoodsSM Index	(157,519)
USD	(441,291)	(607,829)	11/6/2017	UBS AG	(0.98)%	Dow Jones U.S. Consumer GoodsSM Index	(200,769)
USD	(2,887,269)	$(3,465,434)					$(739,621)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 120.9%

REPURCHASE AGREEMENT(a) - 120.9%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $2,233,505 (Cost $2,233,443)	2,233,443	2,233,443

Total Investments - 120.9% (Cost $2,233,443)		2,233,443
Liabilities Less Other Assets - (20.9%)		(385,873)
Net assets - 100.0%		1,847,570

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(606,926)
Net unrealized depreciation	$(606,926)
Federal income tax cost	$2,233,443

Swap Agreements

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(157,848)	$(413,070)	11/6/2017	Bank of America NA	(1.08)%	Dow Jones U.S. Consumer ServicesSM Index	$(273,434)
USD	(17,700)	(19,817)	11/6/2017	Bank of America NA	(0.72)%	iShares® U.S. Consumer Services ETF	(2,073)
USD	(127,737)	(140,997)	11/6/2017	Credit Suisse International	(1.33)%	Dow Jones U.S. Consumer ServicesSM Index	(14,793)
USD	(784,028)	(861,140)	11/6/2017	Morgan Stanley & Co. International plc	(0.73)%	Dow Jones U.S. Consumer ServicesSM Index	(96,361)
USD	(8,659)	(9,694)	11/6/2017	Morgan Stanley & Co. International plc	(0.23)%	iShares® U.S. Consumer Services ETF	(1,092)
USD	(1,521,544)	(1,678,510)	11/6/2017	Societe Generale	(0.98)%	Dow Jones U.S. Consumer ServicesSM Index	(195,282)
USD	(551,469)	(571,230)	11/6/2017	UBS AG	(0.98)%	Dow Jones U.S. Consumer ServicesSM Index	(23,891)
USD	(3,168,985)	$(3,694,458)					$(606,926)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 127.8%

REPURCHASE AGREEMENT(b) - 22.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $9,435,630 (Cost $9,435,372)	9,435,372	9,435,372

U.S. TREASURY OBLIGATIONS - 105.6%
U.S. Treasury Bills
0.99%, 9/7/2017(c)	10,000,000	9,998,073
0.97%, 9/21/2017(c)	15,000,000	14,991,503
0.87%, 10/5/2017(c)	20,000,000	19,980,859
TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,973,804)		44,970,435
TOTAL SHORT-TERM INVESTMENTS (Cost $54,409,176)		54,405,807

Total Investments - 127.8% (Cost $54,409,176)		54,405,807
Liabilities Less Other Assets - (27.8%)		(11,822,956)
Net assets - 100.0%		42,582,851

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $23,994,761.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(32,724,716)
Net unrealized depreciation	$(32,724,716)
Federal income tax cost	$54,409,176

Swap Agreements

UltraShort Financials had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(1,165,741)	$(7,393,757)	11/6/2017	Bank of America NA	(1.03)%	Dow Jones U.S. FinancialsSM Index	$(6,687,345)
USD	(15,162,245)	(19,282,950)	11/6/2017	Credit Suisse International	(1.33)%	Dow Jones U.S. FinancialsSM Index	(4,728,529)
USD	(28,237,231)	(41,249,428)	1/8/2018	Goldman Sachs International	(1.45)%	Dow Jones U.S. FinancialsSM Index	(13,963,761)
USD	(3,012,349)	(4,070,587)	11/6/2017	Morgan Stanley & Co. International plc	(0.98)%	Dow Jones U.S. FinancialsSM Index	(1,223,146)
USD	(2,491,015)	(4,149,686)	11/6/2017	Societe Generale	(1.08)%	Dow Jones U.S. FinancialsSM Index	(1,952,677)
USD	(5,258,765)	(9,040,079)	11/6/2017	UBS AG	(1.23)%	Dow Jones U.S. FinancialsSM Index	(4,165,889)
USD	(55,327,346)	$(85,186,487)					$(32,721,347)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Gold Miners

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 108.4%

REPURCHASE AGREEMENT(a) - 108.4%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $3,675,249 (Cost $3,675,148)	3,675,148	3,675,148

Total Investments - 108.4% (Cost $3,675,148)		3,675,148
Liabilities Less Other Assets - (8.4%)		(284,877)
Net assets - 100.0%		3,390,271

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,062,686)
Net unrealized depreciation	$(2,062,686)
Federal income tax cost	$3,675,148

Swap Agreements(2)

UltraShort Gold Miners had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(2,163,686)	$(2,671,790)	1/8/2018	Bank of America NA	(0.83)%	VanEck Vectors Gold Miners ETF	$(497,670)
USD	(601,344)	(696,647)	11/6/2017	Goldman Sachs International	(1.00)%	VanEck Vectors Gold Miners ETF	(91,941)
USD	(73,802)	(506,912)	1/8/2018	Morgan Stanley & Co. International plc	(0.93)%	VanEck Vectors Gold Miners ETF	(430,611)
USD	(1,784,894)	(2,079,779)	3/6/2018	Societe Generale	(0.73)%	VanEck Vectors Gold Miners ETF	(288,873)
USD	(74,166)	(830,050)	1/8/2018	UBS AG	(0.98)%	VanEck Vectors Gold Miners ETF	(753,591)
USD	(4,697,892)	$(6,785,178)					$(2,062,686)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

(3)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 97.6%

REPURCHASE AGREEMENT(a) - 97.6%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $1,126,485 (Cost $1,126,454)	1,126,454	1,126,454

Total Investments - 97.6% (Cost $1,126,454)		1,126,454
Other Assets Less Liabilities - 2.4%		27,978
Net assets - 100.0%		1,154,432

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,121
Aggregate gross unrealized depreciation	(328,087)
Net unrealized depreciation	$(194,966)
Federal income tax cost	$1,126,454

Swap Agreements

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(1,745,806)	$(1,873,911)	11/6/2018	Bank of America NA	(1.03)%	Dow Jones U.S. Health CareSM Index	$(130,924)
USD	(7,901)	(9,198)	11/6/2017	Bank of America NA	(0.72)%	iShares® U.S. Healthcare ETF	(1,278)
USD	(15,012)	(22,800)	11/6/2017	Credit Suisse International	(1.33)%	Dow Jones U.S. Health CareSM Index	(8,912)
USD	(351,155)	(189,984)	11/6/2017	Morgan Stanley & Co. International plc	(0.93)%	Dow Jones U.S. Health CareSM Index	133,121
USD	(9,960)	(11,596)	11/6/2017	Morgan Stanley & Co. International plc	(0.43)%	iShares® U.S. Healthcare ETF	(1,664)
USD	(10)	(162,372)	11/6/2017	Societe Generale	(0.98)%	Dow Jones U.S. Health CareSM Index	(177,898)
USD	(29,293)	(36,527)	11/6/2018	UBS AG	(0.98)%	Dow Jones U.S. Health CareSM Index	(7,411)
USD	(2,159,137)	$(2,306,388)					$(194,966)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                               U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 118.0%

REPURCHASE AGREEMENT(a) - 118.0%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $3,329,018 (Cost $3,328,927)	3,328,927	3,328,927

Total Investments - 118.0% (Cost $3,328,927)		3,328,927
Liabilities Less Other Assets - (18.0%)		(506,613)
Net assets - 100.0%		2,822,314

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,909,218)
Net unrealized depreciation	$(1,909,218)
Federal income tax cost	$3,328,927

Swap Agreements

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(96,274)	$(249,588)	1/8/2018	Bank of America NA	(1.03)%	Dow Jones U.S. IndustrialsSM Index	$(161,497)
USD	(6,270)	(8,098)	11/6/2017	Bank of America NA	(0.72)%	iShares® U.S. Industrials ETF	(1,812)
USD	(3,102)	(12,141)	11/6/2017	Credit Suisse International	(1.33)%	Dow Jones U.S. IndustrialsSM Index	(9,816)
USD	(18,716)	(23,490)	11/6/2017	Morgan Stanley & Co. International plc	(0.93)%	Dow Jones U.S. IndustrialsSM Index	(5,397)
USD	(5,912)	(7,635)	11/6/2017	Morgan Stanley & Co. International plc	(0.98)%	iShares® U.S. Industrials ETF	(1,680)
USD	(3,780,243)	(4,964,351)	11/6/2017	Societe Generale	(0.98)%	Dow Jones U.S. IndustrialsSM Index	(1,360,121)
USD	(38,513)	(378,301)	11/6/2017	UBS AG	(0.98)%	Dow Jones U.S. IndustrialsSM Index	(368,895)
USD	(3,949,030)	$(5,643,604)					$(1,909,218)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 90.9%

REPURCHASE AGREEMENT(b) - 34.4%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $9,139,930 (Cost $9,139,681)	9,139,681	9,139,681

U.S. TREASURY OBLIGATION - 56.5%
U.S. Treasury Bills
0.91%, 9/14/2017(c) (Cost $14,995,063)	15,000,000	14,994,683
TOTAL SHORT-TERM INVESTMENTS (Cost $24,134,744)		24,134,364

Total Investments - 90.9% (Cost $24,134,744)		24,134,364
Other Assets Less Liabilities - 9.1%		2,410,184
Net assets - 100.0%		26,544,548

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,642,793.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,103,021
Aggregate gross unrealized depreciation	(3,067,967)
Net unrealized appreciation	$1,035,054
Federal income tax cost	$24,134,744

Swap Agreements

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(3,820,713)	$(3,196,513)	11/6/2018	Bank of America NA	(0.93)%	Dow Jones U.S. Oil & GasSM Index	$509,574
USD	(3,005,678)	(2,558,654)	11/6/2017	Bank of America NA	(0.67)%	iShares® U.S. Energy ETF	455,749
USD	(2,877,884)	(2,566,860)	11/6/2017	Credit Suisse International	(1.33)%	Dow Jones U.S. Oil & GasSM Index	270,770
USD	(513,035)	(506,695)	11/6/2017	Goldman Sachs International	(1.35)%	Dow Jones U.S. Oil & GasSM Index	(12,676)
USD	(34,983,074)	(31,518,874)	11/6/2017	Morgan Stanley & Co. International plc	(1.13)%	Dow Jones U.S. Oil & GasSM Index	2,746,992
USD	(14,076)	(12,945)	11/6/2018	Morgan Stanley & Co. International plc	(0.98)%	iShares® U.S. Energy ETF	1,208
USD	(4,827,476)	(4,270,819)	11/6/2017	Societe Generale	(0.98)%	Dow Jones U.S. Oil & GasSM Index	118,728
USD	(6,018,753)	(8,466,625)	11/6/2017	UBS AG	(1.08)%	Dow Jones U.S. Oil & GasSM Index	(3,054,911)
USD	(56,060,689)	$(53,097,985)					$1,035,434

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                               U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas Exploration & Production

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 82.2%

REPURCHASE AGREEMENT(a) - 82.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $696,176 (Cost $696,157)	696,157	696,157

Total Investments - 82.2% (Cost $696,157)		696,157
Other Assets Less Liabilities - 17.8%		150,338
Net assets - 100.0%		846,495

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,384
Aggregate gross unrealized depreciation	(681,566)
Net unrealized depreciation	$(669,182)
Federal income tax cost	$696,157

Swap Agreements

UltraShort Oil & Gas Exploration & Production had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(698,926)	$(907,466)	1/8/2018	Bank of America NA	0.47%	S&P Oil & Gas Exploration & Production Select Industry Index	$(222,072)
USD	(55,977)	(60,054)	1/8/2018	Goldman Sachs International	1.30%	SPDR S&P Oil & Gas Exploration & Production ETF	(5,736)
USD	(17,088)	(67,942)	11/6/2017	Morgan Stanley & Co. International plc	1.37%	S&P Oil & Gas Exploration & Production Select Industry Index	(56,557)
USD	(83,126)	(450,744)	1/8/2018	Societe Generale	0.62%	S&P Oil & Gas Exploration & Production Select Industry Index	(397,201)
USD	(224,576)	(208,150)	1/8/2018	UBS AG	1.27%	S&P Oil & Gas Exploration & Production Select Industry Index	12,384
USD	(1,079,693)	$(1,694,356)					$(669,182)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 114.5%

REPURCHASE AGREEMENT(b) - 35.6%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $11,289,905 (Cost $11,289,597)	11,289,597	11,289,597

U.S. TREASURY OBLIGATION - 78.9%
U.S. Treasury Bills
0.91%, 9/14/2017(c) (Cost $24,991,771)	25,000,000	24,991,138
TOTAL SHORT-TERM INVESTMENTS (Cost $36,281,368)		36,280,735

Total Investments - 114.5% (Cost $36,281,368)		36,280,735
Liabilities Less Other Assets - (14.5%)		(4,600,296)
Net assets - 100.0%		31,680,439

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $7,395,549.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(9,793,945)
Net unrealized depreciation	$(9,793,945)
Federal income tax cost	$36,281,368

Swap Agreements

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(3,157,216)	$(5,922,356)	11/6/2018	Bank of America NA	(1.18)%	Dow Jones U.S. Real EstateSM Index	$(3,199,251)
USD	(83,334)	(98,527)	11/6/2017	Bank of America NA	(0.82)%	iShares® U.S. Real Estate ETF	(14,833)
USD	(599,731)	(660,820)	11/6/2017	Credit Suisse International	(1.23)%	Dow Jones U.S. Real EstateSM Index	(98,323)
USD	(314,501)	(358,978)	11/6/2017	Goldman Sachs International	(1.35)%	Dow Jones U.S. Real EstateSM Index	(66,302)
USD	(21,230,654)	(22,304,329)	11/6/2017	Morgan Stanley & Co. International plc	(0.93)%	Dow Jones U.S. Real EstateSM Index	(2,110,662)
USD	(63,757)	(75,380)	11/6/2017	Morgan Stanley & Co. International plc	(0.13)%	iShares® U.S. Real Estate ETF	(12,159)
USD	(18,191,526)	(20,152,848)	11/6/2017	Societe Generale	(1.03)%	Dow Jones U.S. Real EstateSM Index	(3,044,366)
USD	(13,043,688)	(13,840,138)	11/6/2017	UBS AG	(0.98)%	Dow Jones U.S. Real EstateSM Index	(1,247,416)
USD	(56,684,407)	$(63,413,376)					$(9,793,312)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                               U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 100.5%

REPURCHASE AGREEMENT(a) - 100.5%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $5,510,098 (Cost $5,509,948)	5,509,948	5,509,948

Total Investments - 100.5% (Cost $5,509,948)		5,509,948
Liabilities Less Other Assets - (0.5%)		(26,270)
Net assets - 100.0%		5,483,678

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,893,361)
Net unrealized depreciation	$(3,893,361)
Federal income tax cost	$5,509,948

Swap Agreements

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(346,692)	$(1,424,217)	11/6/2017	Bank of America NA	(1.13)%	Dow Jones U.S. SemiconductorsSM Index	$(1,213,103)
USD	(22,837)	(32,858)	11/6/2017	Credit Suisse International	(1.33)%	Dow Jones U.S. SemiconductorsSM Index	(10,711)
USD	(13,185)	(952,823)	11/6/2017	Morgan Stanley & Co. International plc	(0.93)%	Dow Jones U.S. SemiconductorsSM Index	(1,010,690)
USD	(1,644,102)	(2,289,944)	11/6/2017	Societe Generale	(0.98)%	Dow Jones U.S. SemiconductorsSM Index	(691,516)
USD	(5,331,930)	(6,266,305)	11/6/2017	UBS AG	(1.23)%	Dow Jones U.S. SemiconductorsSM Index	(967,341)
USD	(7,358,746)	$(10,966,147)					$(3,893,361)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 108.0%

REPURCHASE AGREEMENT(a) - 108.0%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $3,304,004 (Cost $3,303,914)	3,303,914	3,303,914

Total Investments - 108.0% (Cost $3,303,914)		3,303,914
Liabilities Less Other Assets - (8.0%)		(245,080)
Net assets - 100.0%		3,058,834

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,538
Aggregate gross unrealized depreciation	(2,616,088)
Net unrealized depreciation	$(2,608,550)
Federal income tax cost	$3,303,914

Swap Agreements

UltraShort Technology had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(238,203)	$(514,284)	11/6/2017	Bank of America NA	(1.13)%	Dow Jones U.S. TechnologySM Index	$(300,968)
USD	(74,385)	(93,820)	11/6/2017	Bank of America NA	(0.77)%	iShares® U.S. Technology ETF	(19,170)
USD	(49,071)	(41,057)	11/6/2017	Credit Suisse International	(1.33)%	Dow Jones U.S. TechnologySM Index	7,538
USD	(30,097)	(81,142)	11/6/2017	Morgan Stanley & Co. International plc	(0.93)%	Dow Jones U.S. TechnologySM Index	(54,239)
USD	(10,165)	(13,937)	11/6/2017	Morgan Stanley & Co. International plc	(0.98)%	iShares® U.S. Technology ETF	(3,697)
USD	(1,107,841)	(2,282,695)	11/6/2017	Societe Generale	(0.98)%	Dow Jones U.S. TechnologySM Index	(1,292,656)
USD	(2,196,173)	(3,095,356)	11/6/2017	UBS AG	(0.98)%	Dow Jones U.S. TechnologySM Index	(945,358)
USD	(3,705,935)	$(6,122,291)					$(2,608,550)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 86.3%

REPURCHASE AGREEMENT(a) - 86.3%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $6,574,922 (Cost $6,574,741)	6,574,741	6,574,741

Total Investments - 86.3% (Cost $6,574,741)		6,574,741
Other Assets Less Liabilities - 13.7%		1,040,340
Net assets - 100.0%		7,615,081

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,901,177)
Net unrealized depreciation	$(3,901,177)
Federal income tax cost	$6,574,741

Swap Agreements

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(1,001,560)	$(2,264,107)	11/6/2017	Bank of America NA	(1.03)%	Dow Jones U.S. UtilitiesSM Index	$(1,562,470)
USD	(8,300,153)	(9,831,583)	11/6/2017	Credit Suisse International	(1.33)%	Dow Jones U.S. UtilitiesSM Index	(1,855,861)
USD	(103,439)	(135,094)	11/6/2017	Morgan Stanley & Co. International plc	(0.93)%	Dow Jones U.S. UtilitiesSM Index	(38,847)
USD	(198,113)	(305,882)	11/6/2017	Societe Generale	(0.98)%	Dow Jones U.S. UtilitiesSM Index	(132,516)
USD	(2,433,413)	(2,689,797)	11/6/2017	UBS AG	(0.98)%	Dow Jones U.S. UtilitiesSM Index	(311,483)
USD	(12,036,678)	$(15,226,463)					$(3,901,177)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 30.0%

REPURCHASE AGREEMENT(a) - 30.0%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $1,255,179 (Cost $1,255,144)	1,255,144	1,255,144

Total Investments - 30.0% (Cost $1,255,144)		1,255,144
Other Assets Less Liabilities - 70.0%		2,926,714
Net assets - 100.0%		4,181,858

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,185,277
Aggregate gross unrealized depreciation	(3,436,239)
Net unrealized depreciation	$(2,250,962)
Federal income tax cost	$1,255,144

Swap Agreements

UltraPro Short Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(1,155,450)	$(1,541,517)	1/8/2018	Bank of America NA	(0.73)%	NASDAQ Biotechnology Index®	$(391,700)
USD	(6,636,096)	(8,315,043)	1/8/2018	Goldman Sachs International	(0.75)%	NASDAQ Biotechnology Index®	(1,688,231)
USD	(2,088,015)	(882,990)	1/8/2018	Societe Generale	(1.08)%	NASDAQ Biotechnology Index®	1,185,277
USD	(472,074)	(1,805,396)	1/8/2018	UBS AG	(0.23)%	NASDAQ Biotechnology Index®	(1,356,308)
USD	(10,351,635)	$(12,544,946)					$(2,250,962)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                               U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short Financial Select Sector

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 99.9%

REPURCHASE AGREEMENT(a) - 99.9%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $1,799,923 (Cost $1,799,875)	1,799,875	1,799,875

Total Investments - 99.9% (Cost $1,799,875)		1,799,875
Other Assets Less Liabilities - 0.1%		1,920
Net assets - 100.0%		1,801,795

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$232,101
Aggregate gross unrealized depreciation	(1,768,344)
Net unrealized depreciation	$(1,536,243)
Federal income tax cost	$1,799,875

Swap Agreements

UltraPro Short Financial Select Sector had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(262,025)	$(25,412)	11/6/2017	Bank of America NA	(1.03)%	S&P Financial Select Sector Index	$232,101
USD	(913,177)	(1,792,494)	11/6/2017	Morgan Stanley & Co. International plc	(0.98)%	S&P Financial Select Sector Index	(1,024,049)
USD	(2,577,024)	(2,772,556)	11/6/2018	Societe Generale	(1.08)%	S&P Financial Select Sector Index	(207,576)
USD	(313,428)	(819,639)	1/8/2018	UBS AG	(0.98)%	S&P Financial Select Sector Index	(536,719)
USD	(4,065,654)	$(5,410,101)					$(1,536,243)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 126.2%

REPURCHASE AGREEMENT(b) - 43.9%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $7,994,245 (Cost $7,994,026)	7,994,026	7,994,026

U.S. TREASURY OBLIGATION - 82.3%
U.S. Treasury Bills
0.99%, 9/7/2017(c) (Cost $14,997,523)	15,000,000	14,997,110
TOTAL SHORT-TERM INVESTMENTS (Cost $22,991,549)		22,991,136

Total Investments - 126.2% (Cost $22,991,549)		22,991,136
Liabilities Less Other Assets - (26.2%)		(4,773,847)
Net assets - 100.0%		18,217,289

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,805,146.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,646,977)
Net unrealized depreciation	$(5,646,977)
Federal income tax cost	$22,991,549

Swap Agreements(2)

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(2,650,000)	$(3,707,631)	11/6/2017	Citibank NA	(0.80)%	iShares® MSCI EAFE ETF	$(1,040,635)
USD	(1,769,983)	(4,029,441)	11/6/2017	Credit Suisse International	(0.93)%	iShares® MSCI EAFE ETF	(2,225,307)
USD	(5,998,499)	(6,051,696)	11/6/2018	Goldman Sachs International	(1.20)%	iShares® MSCI EAFE ETF	(42,905)
USD	(1,797,854)	(3,483,169)	11/6/2018	Societe Generale	(0.93)%	iShares® MSCI EAFE ETF	(1,660,546)
USD	(241,109)	(928,997)	11/6/2017	UBS AG	(0.83)%	iShares® MSCI EAFE ETF	(677,171)
USD	(12,457,445)	$(18,200,934)					$(5,646,564)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 109.4%

REPURCHASE AGREEMENT(b) - 30.7%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $44,839,701 (Cost $44,838,476)	44,838,476	44,838,476

U.S. TREASURY OBLIGATIONS - 78.7%
U.S. Treasury Bills
0.91%, 9/14/2017(c)	15,000,000	14,994,683
0.97%, 9/21/2017(c)	100,000,000	99,943,357
TOTAL U.S. TREASURY OBLIGATIONS (Cost $114,941,118)		114,938,040
TOTAL SHORT-TERM INVESTMENTS (Cost $159,779,594)		159,776,516

Total Investments - 109.4% (Cost $159,779,594)		159,776,516
Liabilities Less Other Assets - (9.4%)		(13,777,087)
Net assets - 100.0%		145,999,429

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $35,822,325.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,687,889
Aggregate gross unrealized depreciation	(26,953,025)
Net unrealized depreciation	$(25,265,136)
Federal income tax cost	$159,779,594

See accompanying notes to schedules of portfolio investments.

Swap Agreements(2)

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(19,653,543)	$(23,785,695)	11/6/2018	Bank of America NA	(0.23)%	iShares® MSCI Emerging Markets ETF	$(4,216,489)
USD	(79,270,395)	(85,614,976)	11/6/2018	Citibank NA	(0.90)%	iShares® MSCI Emerging Markets ETF	(6,143,101)
USD	(193,927)	(2,564,926)	1/8/2018	Credit Suisse International	(0.03)%	iShares® MSCI Emerging Markets ETF	(2,417,292)
USD	(1,002,578)	(2,345,717)	12/6/2017	Goldman Sachs International	0.80%	iShares® MSCI Emerging Markets ETF	(1,364,322)
USD	(4,423,143)	(2,407,864)	11/6/2017	Morgan Stanley & Co. International plc	0.27%	iShares® MSCI Emerging Markets ETF	1,687,889
USD	(16,368,143)	(19,363,480)	11/6/2018	Societe Generale	0.27%	iShares® MSCI Emerging Markets ETF	(3,041,260)
USD	(618,847)	(9,661,281)	11/6/2017	UBS AG	(0.13)%	iShares® MSCI Emerging Markets ETF	(9,767,483)
USD	(121,530,576)	$(145,743,939)					$(25,262,058)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short FTSE China 50

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 95.2%

REPURCHASE AGREEMENT(a) - 95.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $5,916,201 (Cost $5,916,039)	5,916,039	5,916,039

Total Investments - 95.2% (Cost $5,916,039)		5,916,039
Other Assets Less Liabilities - 4.8%		298,698
Net assets - 100.0%		6,214,737

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,251,842)
Net unrealized depreciation	$(1,251,842)
Federal income tax cost	$5,916,039

Swap Agreements(2)

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(1,354,716)	$(1,637,831)	11/6/2017	Bank of America NA	(0.23)%	iShares® China Large-Cap ETF	$(292,727)
USD	(1,523,081)	(1,734,850)	11/6/2018	Citibank NA	0.05%	iShares® China Large-Cap ETF	(213,031)
USD	(325,914)	(479,471)	11/6/2017	Goldman Sachs International	0.55%	iShares® China Large-Cap ETF	(165,577)
USD	(1,215,075)	(1,313,035)	11/6/2017	Societe Generale	0.27%	iShares® China Large-Cap ETF	(123,174)
USD	(604,021)	(1,048,266)	11/6/2018	UBS AG	0.52%	iShares® China Large-Cap ETF	(457,333)
USD	(5,022,807)	$(6,213,453)					$(1,251,842)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 97.1%

REPURCHASE AGREEMENT(a) - 97.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $3,436,173 (Cost $3,436,078)	3,436,078	3,436,078

Total Investments - 97.1% (Cost $3,436,078)		3,436,078
Other Assets Less Liabilities - 2.9%		102,651
Net assets - 100.0%		3,538,729

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,422,054)
Net unrealized depreciation	$(1,422,054)
Federal income tax cost	$3,436,078

Swap Agreements(2)

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(70,000)	$(206,809)	11/6/2017	Citibank NA	(0.80)%	iShares® MSCI EAFE ETF	$(135,159)
USD	(1,188,803)	(1,431,998)	11/6/2017	Credit Suisse International	(0.93)%	iShares® MSCI EAFE ETF	(229,838)
USD	(3,104,435)	(3,990,301)	11/6/2017	Societe Generale	(0.93)%	iShares® MSCI EAFE ETF	(865,417)
USD	(1,229,056)	(1,425,305)	1/8/2018	UBS AG	(0.83)%	iShares® MSCI EAFE ETF	(191,640)
USD	(5,592,294)	$(7,054,413)					$(1,422,054)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 137.6%

REPURCHASE AGREEMENT(b) - 38.8%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $13,716,825 (Cost $13,716,449)	13,716,449	13,716,449

U.S. TREASURY OBLIGATIONS - 98.8%
U.S. Treasury Bills
0.97%, 9/21/2017(c)	15,000,000	14,991,503
0.87%, 10/5/2017(c)	20,000,000	19,980,859
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,975,456)		34,972,362
TOTAL SHORT-TERM INVESTMENTS (Cost $48,691,905)		48,688,811

Total Investments - 137.6% (Cost $48,691,905)		48,688,811
Liabilities Less Other Assets - (37.6%)		(13,315,304)
Net assets - 100.0%		35,373,507

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $17,649,521.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(15,238,906)
Net unrealized depreciation	$(15,238,906)
Federal income tax cost	$48,691,905

See accompanying notes to schedules of portfolio investments.

Swap Agreements(2)

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(49,770,392)	$(52,962,743)	11/6/2018	Citibank NA	(0.90)%	iShares® MSCI Emerging Markets ETF	$(3,088,729)
USD	250,173	(5,167,358)	11/6/2017	Credit Suisse International	(0.03)%	iShares® MSCI Emerging Markets ETF	(5,647,241)
USD	(142,352)	(1,842,620)	11/7/2017	Goldman Sachs International	0.80%	iShares® MSCI Emerging Markets ETF	(1,941,367)
USD	(7,475,235)	(8,314,531)	11/6/2018	Societe Generale	0.27%	iShares® MSCI Emerging Markets ETF	(847,291)
USD	1,455,038	(2,242,947)	1/8/2018	UBS AG	(0.13)%	iShares® MSCI Emerging Markets ETF	(3,711,184)
USD	(55,682,768)	$(70,530,199)					$(15,235,812)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE Europe

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 145.3%

REPURCHASE AGREEMENT(b) - 76.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $21,974,278 (Cost $21,973,676)	21,973,676	21,973,676

U.S. TREASURY OBLIGATION - 69.2%
U.S. Treasury Bills
0.91%, 9/14/2017(c) (Cost $19,993,417)	20,000,000	19,992,911
TOTAL SHORT-TERM INVESTMENTS (Cost $41,967,093)		41,966,587

Total Investments - 145.3% (Cost $41,967,093)		41,966,587
Liabilities Less Other Assets - (45.3%)		(13,082,779)
Net assets - 100.0%		28,883,808

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $18,107,999.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(16,088,379)
Net unrealized depreciation	$(16,088,379)
Federal income tax cost	$41,967,093

Swap Agreements(2)

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(30,213,189)	$(30,967,845)	11/6/2018	Citibank NA	(0.40)%	Vanguard® FTSE Europe ETF Shares	$(723,782)
USD	(1,481,886)	(7,705,166)	11/6/2017	Credit Suisse International	(0.48)%	Vanguard® FTSE Europe ETF Shares	(6,256,167)
USD	(3,413,530)	(4,329,129)	11/6/2017	Goldman Sachs International	(0.40)%	Vanguard® FTSE Europe ETF Shares	(928,664)
USD	(2,016,436)	(2,403,355)	11/6/2018	Morgan Stanley & Co. International plc	1.52%	Vanguard® FTSE Europe ETF Shares	(411,629)
USD	(591,735)	(4,601,254)	11/6/2018	Societe Generale	(0.23)%	Vanguard® FTSE Europe ETF Shares	(4,035,670)
USD	(4,040,391)	(7,803,665)	11/6/2018	UBS AG	(0.73)%	Vanguard® FTSE Europe ETF Shares	(3,731,961)
USD	(41,757,167)	$(57,810,414)					$(16,087,873)

(1)          Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)          In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)          Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 125.8%

REPURCHASE AGREEMENT(b) - 67.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $17,145,716 (Cost $17,145,247)	17,145,247	17,145,247

U.S. TREASURY OBLIGATION - 58.7%
U.S. Treasury Bills
0.91%, 9/14/2017(c) (Cost $14,995,063)	15,000,000	14,994,683
TOTAL SHORT-TERM INVESTMENTS (Cost $32,140,310)		32,139,930

Total Investments - 125.8% (Cost $32,140,310)		32,139,930
Liabilities Less Other Assets - (25.8%)		(6,584,847)
Net assets - 100.0%		25,555,083

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $9,141,970.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(21,050,998)
Net unrealized depreciation	$(21,050,998)
Federal income tax cost	$32,140,310

Swap Agreements(2)

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(579,381)	$(1,627,321)	11/6/2017	Bank of America NA	0.77%	iShares® MSCI Brazil Capped ETF	$(1,061,323)
USD	(1,344,019)	(4,214,755)	12/6/2017	Credit Suisse International	0.07%	iShares® MSCI Brazil Capped ETF	(2,885,252)
USD	(1,771,975)	(2,027,297)	11/6/2018	Morgan Stanley & Co. International plc	(0.78)%	iShares® MSCI Brazil Capped ETF	(250,922)
USD	(27,333,389)	(37,964,286)	11/6/2017	Societe Generale	(0.73)%	iShares® MSCI Brazil Capped ETF	(10,589,730)
USD	763,099	(5,502,956)	12/6/2017	UBS AG	(0.48)%	iShares® MSCI Brazil Capped ETF	(6,263,391)
USD	(30,265,665)	$(51,336,615)					$(21,050,618)

(1)   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)   In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)   Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 50

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 108.0%

REPURCHASE AGREEMENT(b) - 51.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $17,958,860 (Cost $17,958,369)	17,958,369	17,958,369

U.S. TREASURY OBLIGATION - 56.9%
U.S. Treasury Bills
0.91%, 9/14/2017(c) (Cost $19,993,417)	20,000,000	19,992,911
TOTAL SHORT-TERM INVESTMENTS (Cost $37,951,786)		37,951,280

Total Investments - 108.0% (Cost $37,951,786)		37,951,280
Liabilities Less Other Assets - (8.0%)		(2,821,411)
Net assets - 100.0%		35,129,869

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $14,148,311.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(17,103,382)
Net unrealized depreciation	$(17,103,382)
Federal income tax cost	$37,951,786

Swap Agreements(2)

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(12,160,476)	$(14,995,901)	11/6/2018	Bank of America NA	(0.23)%	iShares® China Large-Cap ETF	$(2,831,638)
USD	(27,002,637)	(30,905,269)	11/6/2018	Citibank NA	0.05%	iShares® China Large-Cap ETF	(3,915,634)
USD	601,362	(2,514,922)	11/6/2017	Credit Suisse International	0.02%	iShares® China Large-Cap ETF	(3,159,955)
USD	(1,192,788)	(2,529,009)	12/6/2017	Goldman Sachs International	0.55%	iShares® China Large-Cap ETF	(1,360,043)
USD	(2,874,780)	(3,404,735)	11/6/2018	Morgan Stanley & Co. International plc	0.02%	iShares® China Large-Cap ETF	(532,520)
USD	(11,882,849)	(14,171,863)	11/6/2017	Societe Generale	0.27%	iShares® China Large-Cap ETF	(2,657,288)
USD	881,384	(1,674,790)	11/6/2017	UBS AG	0.52%	iShares® China Large-Cap ETF	(2,645,798)
USD	(53,630,784)	$(70,196,489)					$(17,102,876)

(1)   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)   In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)   Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 74.5%

REPURCHASE AGREEMENT(a) - 74.5%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $7,208,367 (Cost $7,208,170)	7,208,170	7,208,170

Total Investments - 74.5% (Cost $7,208,170)		7,208,170
Other Assets Less Liabilities - 25.5%		2,468,191
Net assets - 100.0%		9,676,361

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,957,415)
Net unrealized depreciation	$(5,957,415)
Federal income tax cost	$7,208,170

Swap Agreements(2)

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(921,088)	$(992,040)	11/6/2017	Bank of America NA	(0.78)%	iShares® MSCI Japan ETF	$(69,409)
USD	(5,832,480)	(9,766,848)	11/6/2017	Credit Suisse International	(1.13)%	iShares® MSCI Japan ETF	(3,841,638)
USD	(1,694,585)	(1,901,201)	11/6/2017	Morgan Stanley & Co. International plc	0.77%	iShares® MSCI Japan ETF	(223,789)
USD	(1,404,202)	(2,154,493)	11/6/2017	Societe Generale	(0.63)%	iShares® MSCI Japan ETF	(749,991)
USD	(3,452,534)	(4,519,948)	11/6/2017	UBS AG	(0.58)%	iShares® MSCI Japan ETF	(1,072,588)
USD	(13,304,889)	$(19,334,530)					$(5,957,415)

(1)   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)   In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)   Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Capped IMI

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 87.7%

REPURCHASE AGREEMENT(a) - 87.7%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $678,112 (Cost $678,093)	678,093	678,093

Total Investments - 87.7% (Cost $678,093)		678,093
Other Assets Less Liabilities - 12.3%		95,304
Net assets - 100.0%		773,397

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,814
Aggregate gross unrealized depreciation	(333,390)
Net unrealized depreciation	$(329,576)
Federal income tax cost	$678,093

Swap Agreements(2)

UltraShort MSCI Mexico Capped IMI had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(176,056)	$(240,445)	11/6/2017	Credit Suisse International	0.27%	iShares® MSCI Mexico Capped ETF	$(69,537)
USD	(972,432)	(968,833)	1/8/2018	Societe Generale	(0.23)%	iShares® MSCI Mexico Capped ETF	3,814
USD	(70,000)	(332,809)	11/6/2017	UBS AG	(0.23)%	iShares® MSCI Mexico Capped ETF	(263,853)
USD	(1,218,488)	$(1,542,087)					$(329,576)

(1)   Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)   In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)   Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 97.7%

REPURCHASE AGREEMENT(a) - 97.7%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $35,261,109 (Cost $35,260,145)	35,260,145	35,260,145

Total Investments - 97.7% (Cost $35,260,145)		35,260,145
Other Assets Less Liabilities - 2.3%		838,711
Net assets - 100.0%		36,098,856

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$116,289
Aggregate gross unrealized depreciation	(802,010)
Net unrealized depreciation	$(685,721)
Federal income tax cost	$35,260,145

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
U.S. Treasury 10 Year Note	9	12/19/2017	USD	$1,142,859	$(2,404)

Cash collateral in the amount of $11,385 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(17,487,814)	$(17,439,802)	11/6/2017	Bank of America NA	(0.79)%	ICE U.S. Treasury 7-10 Year Bond Index	$116,289
USD	(16,923,967)	(17,782,731)	11/6/2018	Citibank NA	(0.76)%	ICE U.S. Treasury 7-10 Year Bond Index	(799,606)
USD	(34,411,781)	$(35,222,533)					$(683,317)

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 108.0%

REPURCHASE AGREEMENT(b) - 28.0%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $165,191,299 (Cost $165,186,782)	165,186,782	165,186,782

U.S. TREASURY OBLIGATIONS - 80.0%
U.S. Treasury Bills
0.97%, 9/7/2017(c)	29,000,000	28,994,731
0.95%, 9/14/2017(c)	34,000,000	33,987,937
0.97%, 9/28/2017(c)	24,000,000	23,982,528
0.90%, 10/5/2017(c)	80,000,000	79,920,453
1.03%, 10/12/2017(c)	31,000,000	30,962,572
1.04%, 10/19/2017(c)	20,000,000	19,972,026
1.06%, 10/26/2017(c)	21,000,000	20,967,772
1.07%, 11/2/2017(c)	19,000,000	18,967,930
0.90%, 11/9/2017(c)	29,000,000	28,948,724
1.00%, 11/16/2017(c)	20,000,000	19,961,091
1.02%, 11/24/2017(c)	20,000,000	19,955,114
0.52%, 11/30/2017(c)	20,000,000	19,950,596
1.06%, 12/7/2017(c)	17,000,000	16,955,524
1.06%, 12/14/2017(c)	10,000,000	9,973,127
1.05%, 12/21/2017(c)	10,000,000	9,969,609
1.10%, 1/4/2018(c)	17,000,000	16,939,423
1.11%, 1/18/2018(c)	9,000,000	8,965,120
1.09%, 1/25/2018(c)	8,000,000	7,966,979
1.12%, 2/1/2018(c)	14,000,000	13,938,194
1.13%, 2/8/2018(c)	9,000,000	8,958,500
1.08%, 2/15/2018(c)	9,000,000	8,956,319
1.10%, 2/22/2018(c)	9,000,000	8,954,542
1.06%, 3/1/2018(c)	14,000,000	13,926,092
TOTAL U.S. TREASURY OBLIGATIONS (Cost $472,042,206)		472,074,903
TOTAL SHORT-TERM INVESTMENTS (Cost $637,228,988)		637,261,685

Total Investments - 108.0% (Cost $637,228,988)		637,261,685
Liabilities Less Other Assets - (8.0%)		(47,227,050)
Net assets - 100.0%		590,034,635

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $27,448,916.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,475,214
Aggregate gross unrealized depreciation	(24,188,522)
Net unrealized depreciation	$(20,713,308)
Federal income tax cost	$637,228,988

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
U.S. Treasury Long Bond	67	12/19/2017	USD	$10,458,281	$(33,861)

Cash collateral in the amount of $221,100 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(152,968,857)	$(177,955,656)	11/6/2018	Citibank NA	(0.88)%	ICE U.S. Treasury 20+ Year Bond Index	$(24,087,311)
USD	(52,511,210)	(52,845,530)	3/6/2018	Goldman Sachs International	(0.88)%	ICE U.S. Treasury 20+ Year Bond Index	(52,502)
USD	(89,127,846)	(88,563,582)	12/6/2017	Morgan Stanley & Co. International plc	(0.93)%	ICE U.S. Treasury 20+ Year Bond Index	1,020,465
USD	(263,885,372)	(262,764,958)	3/6/2018	Societe Generale	(0.91)%	ICE U.S. Treasury 20+ Year Bond Index	2,407,205
USD	(558,493,285)	$(582,129,726)					$(20,712,143)

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 143.6%

REPURCHASE AGREEMENT(b) - 64.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $80,516,378 (Cost $80,514,176)	80,514,176	80,514,176

U.S. TREASURY OBLIGATIONS - 79.5%
U.S. Treasury Bills
0.97%, 9/21/2017(c)	60,000,000	59,966,014
0.96%, 12/7/2017(c)	40,000,000	39,895,337
TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,864,113)		99,861,351
TOTAL SHORT-TERM INVESTMENTS (Cost $180,378,289)		180,375,527

Total Investments - 143.6% (Cost $180,378,289)		180,375,527
Liabilities Less Other Assets - (43.6%)		(54,766,092)
Net assets - 100.0%		125,609,435

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $26,109,085.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(42,759,679)
Net unrealized depreciation	$(42,759,679)
Federal income tax cost	$180,378,289

Swap Agreements(2)

Short High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(59,736,053)	$(79,238,536)	2/20/2018	Citibank NA	0.12%	iShares® iBoxx $High Yield Corporate Bond ETF	$(20,251,363)
USD	(20,177,823)	(30,037,655)	12/7/2017	Credit Suisse International	1.07%	iShares® iBoxx $High Yield Corporate Bond ETF	(10,637,773)
USD	(5,058,305)	(16,418,674)	12/7/2018	Goldman Sachs International	0.45%	iShares® iBoxx $High Yield Corporate Bond ETF	(11,867,781)
USD	(84,972,181)	$(125,694,865)					$(42,756,917)

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)

In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

(3)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort 3-7 Year Treasury

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 95.5%

REPURCHASE AGREEMENT(a) - 95.5%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $2,491,924 (Cost $2,491,857)	2,491,857	2,491,857

Total Investments - 95.5% (Cost $2,491,857)		2,491,857
Other Assets Less Liabilities - 4.5%		116,488
Net assets - 100.0%		2,608,345

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,488)
Net unrealized depreciation	$(6,488)
Federal income tax cost	$2,491,857

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(2,299,236)	$(2,309,672)	11/6/2017	Bank of America NA	(0.79)%	ICE U.S. Treasury 3-7 Year Bond Index	$(1,459)
USD	(2,897,086)	(2,915,272)	12/6/2017	Citibank NA	(0.83)%	ICE U.S. Treasury 3-7 Year Bond Index	(5,029)
USD	(5,196,322)	$(5,224,944)					$(6,488)

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 103.6%

REPURCHASE AGREEMENT(b) - 21.3%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $25,871,418 (Cost $25,870,710)	25,870,710	25,870,710

U.S. TREASURY OBLIGATIONS - 82.3%
U.S. Treasury Bills
0.99%, 9/7/2017(c)	50,000,000	49,990,367
0.91%, 9/14/2017(c)	50,000,000	49,982,276
TOTAL U.S. TREASURY OBLIGATIONS (Cost $99,975,284)		99,972,643
TOTAL SHORT-TERM INVESTMENTS (Cost $125,845,994)		125,843,353

Total Investments - 103.6% (Cost $125,845,994)		125,843,353
Liabilities Less Other Assets - (3.6%)		(4,323,305)
Net assets - 100.0%		121,520,048

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,365,394.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,864,663
Aggregate gross unrealized depreciation	(884,767)
Net unrealized appreciation	$979,896
Federal income tax cost	$125,845,994

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
U.S. Treasury 10 Year Note	17	12/19/2017	USD	$2,158,734	$(4,540)

Cash collateral in the amount of $21,505 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(1,746,969)	$(2,677,265)	11/6/2018	Citibank NA	(0.76)%	ICE U.S. Treasury 7-10 Year Bond Index	$(877,586)
USD	(239,636,697)	(238,962,191)	3/6/2018	Societe Generale	(0.91)%	ICE U.S. Treasury 7-10 Year Bond Index	1,864,663
USD	(241,383,666)	$(241,639,456)					$987,077

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 117.8%

REPURCHASE AGREEMENT(b) - 27.9%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $554,271,396 (Cost $554,256,239)	554,256,239	554,256,239

U.S. TREASURY OBLIGATIONS - 89.9%
U.S. Treasury Bills
0.97%, 9/7/2017(c)	108,000,000	107,980,227
0.95%, 9/14/2017(c)	125,000,000	124,955,534
0.87%, 9/21/2017(c)	100,000,000	99,944,403
0.98%, 9/28/2017(c)	88,000,000	87,935,936
0.89%, 10/5/2017(c)	125,000,000	124,875,707
1.03%, 10/12/2017(c)	109,000,000	108,868,398
1.04%, 10/19/2017(c)	75,000,000	74,895,096
1.07%, 10/26/2017(c)	78,000,000	77,880,296
1.06%, 11/2/2017(c)	73,000,000	72,876,785
0.91%, 11/9/2017(c)	106,000,000	105,812,578
1.00%, 11/16/2017(c)	77,000,000	76,850,200
1.01%, 11/24/2017(c)	77,000,000	76,827,190
0.56%, 11/30/2017(c)	74,000,000	73,817,206
1.02%, 12/7/2017(c)	77,000,000	76,798,549
1.06%, 12/14/2017(c)	40,000,000	39,892,507
1.05%, 12/21/2017(c)	40,000,000	39,878,435
1.10%, 12/28/2017(c)	79,000,000	78,743,281
1.10%, 1/4/2018(c)	63,000,000	62,775,508
1.11%, 1/18/2018(c)	34,000,000	33,868,230
1.09%, 1/25/2018(c)	32,000,000	31,867,914
1.12%, 2/1/2018(c)	53,000,000	52,766,021
1.13%, 2/8/2018(c)	33,000,000	32,847,833
1.08%, 2/15/2018(c)	35,000,000	34,830,130
1.10%, 2/22/2018(c)	33,000,000	32,833,323
1.06%, 3/1/2018(c)	54,000,000	53,714,925
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,784,171,429)		1,784,336,212
TOTAL SHORT-TERM INVESTMENTS (Cost $2,338,427,668)		2,338,592,451

Total Investments - 117.8% (Cost $2,338,427,668)		2,338,592,451
Liabilities Less Other Assets - (17.8%)		(353,984,702)
Net assets - 100.0%		1,984,607,749

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $302,453,603.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,236,235
Aggregate gross unrealized depreciation	(293,885,440)
Net unrealized depreciation	$(280,649,205)
Federal income tax cost	$2,338,427,668

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
U.S. Treasury Long Bond	38	12/19/2017	USD	$5,931,563	$(14,307)

Cash collateral in the amount of $125,400 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(805,760,658)	$(839,965,326)	11/6/2017	Bank of America NA	(0.94)%	ICE U.S. Treasury 20+ Year Bond Index	$(30,635,292)
USD	(749,179,047)	(824,161,425)	11/6/2018	Citibank NA	(0.88)%	ICE U.S. Treasury 20+ Year Bond Index	(71,595,534)
USD	(940,275,624)	(1,043,913,049)	3/6/2018	Goldman Sachs International	(0.88)%	ICE U.S. Treasury 20+ Year Bond Index	(99,157,844)
USD	(311,801,736)	(301,612,166)	12/6/2017	Morgan Stanley & Co. International plc	(0.93)%	ICE U.S. Treasury 20+ Year Bond Index	13,034,196
USD	(857,297,090)	(953,960,858)	3/6/2018	Societe Generale	(0.91)%	ICE U.S. Treasury 20+ Year Bond Index	(92,445,208)
USD	(3,664,314,155)	$(3,963,612,824)					$(280,799,682)

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraShort TIPS

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 87.5%

REPURCHASE AGREEMENT(a) - 87.5%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $1,069,052 (Cost $1,069,024)	1,069,024	1,069,024

Total Investments - 87.5% (Cost $1,069,024)		1,069,024
Other Assets Less Liabilities - 12.5%		153,313
Net assets - 100.0%		1,222,337

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(137,857)
Net unrealized depreciation	$(137,857)
Federal income tax cost	$1,069,024

Swap Agreements

UltraShort TIPS had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
USD	(142,160)	$(148,208)	11/6/2018	Citibank NA	(1.13)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(5,029)
USD	(2,139,170)	(2,295,365)	3/6/2018	Goldman Sachs International	(1.18)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(132,828)
USD	(2,281,330)	$(2,443,573)					$(137,857)

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 96.5%

REPURCHASE AGREEMENT(a) - 96.5%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $72,148,074 (Cost $72,146,102)	72,146,102	72,146,102

Total Investments - 96.5% (Cost $72,146,102)		72,146,102
Other Assets Less Liabilities - 3.5%		2,596,500
Net assets - 100.0%		74,742,602

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,114,786
Aggregate gross unrealized depreciation	(9,470,890)
Net unrealized depreciation	$(8,356,104)
Federal income tax cost	$72,146,102

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Depreciation
U.S. Treasury Long Bond	1	12/19/2017	USD	$156,094	$(377)

Cash collateral in the amount of $3,300 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	(36,037,545)	$(36,649,291)	11/6/2017	Bank of America NA	(0.94)%	ICE U.S. Treasury 20+ Year Bond Index	$(432,996)
USD	(11,780,920)	(16,776,860)	11/6/2018	Citibank NA	(0.88)%	ICE U.S. Treasury 20+ Year Bond Index	(4,866,152)
USD	(36,151,458)	(37,852,998)	3/6/2018	Goldman Sachs International	(0.88)%	ICE U.S. Treasury 20+ Year Bond Index	(1,467,753)
USD	(97,263,053)	(96,644,944)	12/6/2017	Morgan Stanley & Co. International plc	(0.93)%	ICE U.S. Treasury 20+ Year Bond Index	1,114,786
USD	(33,321,953)	(36,195,375)	3/6/2018	Societe Generale	(0.91)%	ICE U.S. Treasury 20+ Year Bond Index	(2,703,612)
USD	(214,554,929)	$(224,119,468)					$(8,355,727)

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 71.3%

Aerospace & Defense - 1.8%
Arconic, Inc.	28,305	720,928
Boeing Co. (The)	36,047	8,639,024
General Dynamics Corp.	18,211	3,666,785
L3 Technologies, Inc.	5,000	907,400
Lockheed Martin Corp.	15,984	4,881,354
Northrop Grumman Corp.	11,209	3,051,202
Raytheon Co.	18,692	3,402,131
Rockwell Collins, Inc.	10,428	1,366,589
Textron, Inc.	17,190	843,857
TransDigm Group, Inc.	3,138	817,951
United Technologies Corp.	47,850	5,728,602
		34,025,823
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	9,048	639,060
Expeditors International of Washington, Inc.	11,569	649,021
FedEx Corp.	15,795	3,386,132
United Parcel Service, Inc., Class B	44,229	5,058,029
		9,732,242
Airlines - 0.4%
Alaska Air Group, Inc.	7,936	592,502
American Airlines Group, Inc.	31,630	1,415,126
Delta Air Lines, Inc.	47,265	2,230,435
Southwest Airlines Co.	38,826	2,024,388
United Continental Holdings, Inc.*	18,095	1,121,166
		7,383,617
Auto Components - 0.1%
BorgWarner, Inc.	12,811	594,559
Delphi Automotive plc	17,203	1,658,369
Goodyear Tire & Rubber Co. (The)	16,170	489,951
		2,742,879
Automobiles - 0.3%
Ford Motor Co.	251,148	2,770,163
General Motors Co.	88,182	3,222,170
Harley-Davidson, Inc.	11,240	528,392
		6,520,725
Banks - 4.4%
Bank of America Corp.	639,052	15,266,952
BB&T Corp.	52,102	2,401,381
Citigroup, Inc.	176,800	12,027,704
Citizens Financial Group, Inc.	32,527	1,077,620
Comerica, Inc.	11,362	775,456
Fifth Third Bancorp	48,179	1,258,917
Huntington Bancshares, Inc.	69,808	878,883
JPMorgan Chase & Co.	228,140	20,735,645
KeyCorp	70,385	1,211,326
M&T Bank Corp.	9,880	1,460,857
People’s United Financial, Inc.	22,113	369,287
PNC Financial Services Group, Inc. (The)	31,073	3,896,865
Regions Financial Corp.	77,189	1,089,137
SunTrust Banks, Inc.	31,045	1,710,579
US Bancorp	101,724	5,213,355
Wells Fargo & Co.	288,808	14,749,425
Zions Bancorp	13,011	568,060
		84,691,449
Beverages - 1.5%
Brown-Forman Corp., Class B	11,358	602,428
Coca-Cola Co. (The)	246,922	11,247,297
Constellation Brands, Inc., Class A	11,010	2,203,101
Dr Pepper Snapple Group, Inc.	11,803	1,074,663
Molson Coors Brewing Co., Class B	11,858	1,064,256
Monster Beverage Corp.*	25,888	1,445,068
PepsiCo, Inc.	91,730	10,615,913
		28,252,726
Biotechnology - 2.3%
AbbVie, Inc.	102,199	7,695,585
Alexion Pharmaceuticals, Inc.*	14,418	2,053,267
Amgen, Inc.	47,255	8,400,521
Biogen, Inc.*	13,717	4,342,254
Celgene Corp.*	50,139	6,965,811
Gilead Sciences, Inc.	83,908	7,023,939
Incyte Corp.*	10,913	1,499,555
Regeneron Pharmaceuticals, Inc.*	4,894	2,431,829
Vertex Pharmaceuticals, Inc.*	15,994	2,567,677
		42,980,438
Building Products - 0.2%
Allegion plc	6,116	481,390
AO Smith Corp.	9,457	526,660
Fortune Brands Home & Security, Inc.	9,881	617,859
Johnson Controls International plc	60,240	2,384,902
Masco Corp.	20,545	755,440
		4,766,251
Capital Markets - 2.1%
Affiliated Managers Group, Inc.	3,636	642,445
Ameriprise Financial, Inc.	9,790	1,356,013
Bank of New York Mellon Corp. (The)	66,775	3,490,997
BlackRock, Inc.	7,787	3,262,831
CBOE Holdings, Inc.	5,899	595,150
Charles Schwab Corp. (The)	78,135	3,117,586
CME Group, Inc.	21,821	2,745,082
E*TRADE Financial Corp.*	17,639	723,375
Franklin Resources, Inc.	21,986	950,455
Goldman Sachs Group, Inc. (The)	23,507	5,259,456
Intercontinental Exchange, Inc.	38,019	2,458,689
Invesco Ltd.	26,125	856,378
Moody’s Corp.	10,688	1,432,513
Morgan Stanley	91,462	4,161,521
Nasdaq, Inc.	7,317	551,555
Northern Trust Corp.	13,857	1,226,344
Raymond James Financial, Inc.	8,230	644,574
S&P Global, Inc.	16,554	2,554,779
State Street Corp.	22,712	2,100,633
T. Rowe Price Group, Inc.	15,492	1,306,905
		39,437,281
Chemicals - 1.5%
Air Products & Chemicals, Inc.	13,982	2,032,563
Albemarle Corp.	7,112	826,841
CF Industries Holdings, Inc.	14,971	434,009
Dow Chemical Co. (The)	143,704	9,577,872
Eastman Chemical Co.	9,362	807,005
Ecolab, Inc.	16,764	2,234,641
FMC Corp.	8,605	741,923
International Flavors & Fragrances, Inc.	5,072	694,103
LyondellBasell Industries NV, Class A	21,211	1,921,505
Monsanto Co.	28,176	3,302,227
Mosaic Co. (The)	22,541	450,369
PPG Industries, Inc.	16,452	1,716,273
Praxair, Inc.	18,356	2,414,548
Sherwin-Williams Co. (The)	5,201	1,764,543
		28,918,422
Commercial Services & Supplies - 0.2%
Cintas Corp.	5,544	748,495
Republic Services, Inc.	14,762	963,073
Stericycle, Inc.*	5,476	393,670
Waste Management, Inc.	26,101	2,012,648
		4,117,886

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Communications Equipment - 0.7%
Cisco Systems, Inc.	321,074	10,341,793
F5 Networks, Inc.*	4,155	496,024
Harris Corp.	7,829	962,184
Juniper Networks, Inc.	24,535	680,356
Motorola Solutions, Inc.	10,497	924,996
		13,405,353
Construction & Engineering - 0.1%
Fluor Corp.	8,978	346,281
Jacobs Engineering Group, Inc.	7,734	421,426
Quanta Services, Inc.*	9,511	341,730
		1,109,437
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,020	852,200
Vulcan Materials Co.	8,485	1,028,891
		1,881,091
Consumer Finance - 0.5%
American Express Co.	48,212	4,151,053
Capital One Financial Corp.	31,015	2,469,104
Discover Financial Services	24,414	1,439,206
Navient Corp.	18,296	241,507
Synchrony Financial	49,459	1,522,843
		9,823,713
Containers & Packaging - 0.3%
Avery Dennison Corp.	5,688	536,151
Ball Corp.	22,482	899,055
International Paper Co.	26,514	1,428,309
Packaging Corp. of America	6,049	679,968
Sealed Air Corp.	12,574	558,034
WestRock Co.	16,124	917,617
		5,019,134
Distributors - 0.1%
Genuine Parts Co.	9,465	783,986
LKQ Corp.*	19,795	685,897
		1,469,883
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	13,303	355,722

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	121,972	22,096,447
Leucadia National Corp.	20,794	492,402
		22,588,849
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	394,786	14,788,684
CenturyLink, Inc.	35,241	694,952
Level 3 Communications, Inc.*	18,797	1,023,121
Verizon Communications, Inc.	261,954	12,565,933
		29,072,690
Electric Utilities - 1.5%
Alliant Energy Corp.	14,629	625,244
American Electric Power Co., Inc.	31,576	2,324,941
Duke Energy Corp.	44,944	3,923,611
Edison International	20,923	1,677,606
Entergy Corp.	11,524	912,355
Eversource Energy	20,347	1,281,861
Exelon Corp.	59,469	2,252,091
FirstEnergy Corp.	28,493	928,302
NextEra Energy, Inc.	30,063	4,524,782
PG&E Corp.	32,790	2,307,760
Pinnacle West Capital Corp.	7,165	644,635
PPL Corp.	43,868	1,721,380
Southern Co. (The)	63,867	3,082,222
Xcel Energy, Inc.	32,604	1,613,898
		27,820,688
Electrical Equipment - 0.4%
Acuity Brands, Inc.	2,830	500,316
AMETEK, Inc.	14,776	934,582
Eaton Corp. plc	28,723	2,061,163
Emerson Electric Co.	41,386	2,443,429
Rockwell Automation, Inc.	8,273	1,357,268
		7,296,758
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	19,624	1,588,366
Corning, Inc.	59,093	1,699,515
FLIR Systems, Inc.	8,760	332,880
TE Connectivity Ltd.	22,798	1,814,721
		5,435,482
Energy Equipment & Services - 0.6%
Baker Hughes a GE Co.	27,321	926,182
Halliburton Co.	55,728	2,171,720
Helmerich & Payne, Inc.	6,972	295,194
National Oilwell Varco, Inc.	24,404	748,471
Schlumberger Ltd.	89,222	5,666,489
TechnipFMC plc*	29,961	773,893
		10,581,949
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	5,847	709,300
American Tower Corp.	27,290	4,040,285
Apartment Investment & Management Co., Class A	10,083	457,062
AvalonBay Communities, Inc.	8,847	1,660,847
Boston Properties, Inc.	9,880	1,191,528
Crown Castle International Corp.	25,853	2,803,499
Digital Realty Trust, Inc.	10,258	1,213,932
Duke Realty Corp.	22,835	678,656
Equinix, Inc.	5,003	2,343,455
Equity Residential	23,578	1,583,263
Essex Property Trust, Inc.	4,214	1,120,798
Extra Space Storage, Inc.	8,087	627,794
Federal Realty Investment Trust	4,637	588,574
GGP, Inc.	37,406	776,175
HCP, Inc.	30,090	896,983
Host Hotels & Resorts, Inc.	47,502	860,736
Iron Mountain, Inc.	15,774	621,811
Kimco Realty Corp.	27,333	536,273
Macerich Co. (The)	7,647	403,532
Mid-America Apartment Communities, Inc.	7,291	776,200
Prologis, Inc.	34,054	2,157,661
Public Storage	9,601	1,971,469
Realty Income Corp.	17,535	1,009,315
Regency Centers Corp.	9,391	604,029
SBA Communications Corp.*	7,782	1,194,926
Simon Property Group, Inc.	20,046	3,144,215
SL Green Realty Corp.	6,539	630,229
UDR, Inc.	17,170	666,539
Ventas, Inc.	22,788	1,559,611
Vornado Realty Trust	11,061	823,934
Welltower, Inc.	23,513	1,721,622
Weyerhaeuser Co.	48,244	1,573,237
		40,947,490
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	28,164	4,414,425
CVS Health Corp.	65,422	5,059,737
Kroger Co. (The)	58,602	1,281,626
Sysco Corp.	31,620	1,665,425
Walgreens Boots Alliance, Inc.	54,835	4,469,053
Wal-Mart Stores, Inc.	94,851	7,405,018
		24,295,284
Food Products - 0.9%
Archer-Daniels-Midland Co.	36,647	1,514,254
Campbell Soup Co.	12,315	568,953
Conagra Brands, Inc.	25,958	842,597
General Mills, Inc.	36,996	1,970,407
Hershey Co. (The)	8,991	943,336
Hormel Foods Corp.	17,322	532,478

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
JM Smucker Co. (The)	7,477	783,290
Kellogg Co.	16,193	1,059,994
Kraft Heinz Co. (The)	38,313	3,093,775
McCormick & Co., Inc. (Non-Voting)	7,272	691,785
Mondelez International, Inc., Class A	97,432	3,961,585
Tyson Foods, Inc., Class A	18,506	1,171,430
		17,133,884
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	111,429	5,676,193
Align Technology, Inc.*	4,851	857,366
Baxter International, Inc.	31,323	1,943,279
Becton Dickinson and Co.	14,599	2,911,625
Boston Scientific Corp.*	87,936	2,422,637
Cooper Cos., Inc. (The)	3,135	786,352
CR Bard, Inc.	4,649	1,491,446
Danaher Corp.	39,224	3,272,066
DENTSPLY SIRONA, Inc.	14,718	832,597
Edwards Lifesciences Corp.*	13,473	1,531,341
Hologic, Inc.*	17,979	693,989
IDEXX Laboratories, Inc.*	5,659	879,578
Intuitive Surgical, Inc.*	2,366	2,377,049
Medtronic plc	87,902	7,086,659
ResMed, Inc.	9,106	706,444
Stryker Corp.	19,920	2,816,091
Varian Medical Systems, Inc.*	5,902	627,088
Zimmer Biomet Holdings, Inc.	12,920	1,476,368
		38,388,168
Health Care Providers & Services - 2.0%
Aetna, Inc.	21,299	3,358,852
AmerisourceBergen Corp.	10,656	855,144
Anthem, Inc.	17,016	3,335,817
Cardinal Health, Inc.	20,285	1,368,426
Centene Corp.*	11,062	982,859
Cigna Corp.	16,440	2,993,066
DaVita, Inc.*	9,996	585,366
Envision Healthcare Corp.*	7,543	395,329
Express Scripts Holding Co.*	38,114	2,394,321
HCA Healthcare, Inc.*	18,377	1,445,535
Henry Schein, Inc.*	5,095	884,899
Humana, Inc.	9,269	2,387,880
Laboratory Corp. of America Holdings*	6,570	1,030,636
McKesson Corp.	13,542	2,021,956
Patterson Cos., Inc.	5,238	201,663
Quest Diagnostics, Inc.	8,785	951,855
UnitedHealth Group, Inc.	61,882	12,308,330
Universal Health Services, Inc., Class B	5,743	620,990
		38,122,924
Health Care Technology - 0.1%
Cerner Corp.*	18,877	1,279,483

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	26,876	1,867,344
Chipotle Mexican Grill, Inc.*	1,842	583,380
Darden Restaurants, Inc.	7,984	655,407
Hilton Worldwide Holdings, Inc.	13,158	846,454
Marriott International, Inc., Class A	19,951	2,066,525
McDonald’s Corp.	52,341	8,372,990
MGM Resorts International	31,003	1,021,859
Royal Caribbean Cruises Ltd.	10,772	1,340,683
Starbucks Corp.	92,989	5,101,376
Wyndham Worldwide Corp.	6,699	667,756
Wynn Resorts Ltd.	5,129	712,880
Yum Brands, Inc.	21,242	1,631,810
		24,868,464
Household Durables - 0.3%
DR Horton, Inc.	21,947	793,384
Garmin Ltd.	7,366	379,349
Leggett & Platt, Inc.	8,494	390,469
Lennar Corp., Class A	13,048	675,364
Mohawk Industries, Inc.*	4,055	1,026,402
Newell Brands, Inc.	31,024	1,497,839
PulteGroup, Inc.	18,235	470,828
Whirlpool Corp.	4,750	815,195
		6,048,830
Household Products - 1.3%
Church & Dwight Co., Inc.	16,006	803,021
Clorox Co. (The)	8,270	1,145,643
Colgate-Palmolive Co.	56,721	4,063,492
Kimberly-Clark Corp.	22,791	2,809,902
Procter & Gamble Co. (The)	164,235	15,153,964
		23,976,022
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp.	42,389	467,975
NRG Energy, Inc.	20,298	505,623
		973,598
Industrial Conglomerates - 1.6%
3M Co.	38,375	7,840,780
General Electric Co.	559,223	13,728,925
Honeywell International, Inc.	48,952	6,768,593
Roper Technologies, Inc.	6,553	1,511,515
		29,849,813
Insurance - 1.9%
Aflac, Inc.	25,483	2,103,622
Allstate Corp. (The)	23,407	2,118,333
American International Group, Inc.	56,477	3,415,729
Aon plc	16,828	2,341,784
Arthur J Gallagher & Co.	11,524	667,240
Assurant, Inc.	3,518	333,119
Brighthouse Financial, Inc.*	6,309	360,055
Chubb Ltd.	29,982	4,240,054
Cincinnati Financial Corp.	9,624	739,508
Everest Re Group Ltd.	2,637	665,790
Hartford Financial Services Group, Inc. (The)	23,591	1,275,565
Lincoln National Corp.	14,400	977,184
Loews Corp.	17,729	825,817
Marsh & McLennan Cos., Inc.	33,093	2,583,901
MetLife, Inc.	69,379	3,249,019
Principal Financial Group, Inc.	17,213	1,076,157
Progressive Corp. (The)	37,302	1,733,797
Prudential Financial, Inc.	27,548	2,812,100
Torchmark Corp.	6,984	537,558
Travelers Cos., Inc. (The)	17,943	2,174,333
Unum Group	14,655	706,078
Willis Towers Watson plc	8,161	1,211,664
XL Group Ltd.	16,787	687,596
		36,836,003
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc.*	25,475	24,980,785
Expedia, Inc.	7,808	1,158,395
Netflix, Inc.*	27,677	4,835,449
Priceline Group, Inc. (The)*	3,156	5,845,164
TripAdvisor, Inc.*	7,091	302,998
		37,122,791
Internet Software & Services - 3.4%
Akamai Technologies, Inc.*	11,101	523,412
Alphabet, Inc., Class A*	19,113	18,257,502
Alphabet, Inc., Class C*	19,159	17,996,623
eBay, Inc.*	64,636	2,335,299
Facebook, Inc., Class A*	151,785	26,102,466
VeriSign, Inc.*	5,670	588,263
		65,803,565
IT Services - 2.8%
Accenture plc, Class A	39,818	5,206,602

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Alliance Data Systems Corp.	3,576	806,388
Automatic Data Processing, Inc.	28,730	3,058,883
Cognizant Technology Solutions Corp., Class A	37,824	2,676,804
CSRA, Inc.	9,330	293,988
DXC Technology Co.	18,183	1,545,555
Fidelity National Information Services, Inc.	21,229	1,972,599
Fiserv, Inc.*	13,638	1,687,157
Gartner, Inc.*	5,805	700,025
Global Payments, Inc.	9,792	935,038
International Business Machines Corp.	54,899	7,852,204
Mastercard, Inc., Class A	60,232	8,028,926
Paychex, Inc.	20,531	1,170,883
PayPal Holdings, Inc.*	71,737	4,424,738
Total System Services, Inc.	10,635	735,091
Visa, Inc., Class A	118,556	12,272,917
Western Union Co. (The)	30,260	572,519
		53,940,317
Leisure Products - 0.1%
Hasbro, Inc.	7,226	709,955
Mattel, Inc.	21,996	356,775
		1,066,730
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	20,696	1,339,445
Illumina, Inc.*	9,374	1,916,608
Mettler-Toledo International, Inc.*	1,656	1,002,029
PerkinElmer, Inc.	7,065	473,284
Quintiles IMS Holdings, Inc.*	8,806	845,640
Thermo Fisher Scientific, Inc.	25,121	4,701,144
Waters Corp.*	5,141	943,271
		11,221,421
Machinery - 1.1%
Caterpillar, Inc.	37,834	4,445,117
Cummins, Inc.	9,924	1,581,687
Deere & Co.	18,896	2,190,613
Dover Corp.	9,995	848,376
Flowserve Corp.	8,389	329,520
Fortive Corp.	19,362	1,257,949
Illinois Tool Works, Inc.	19,965	2,745,387
Ingersoll-Rand plc	16,441	1,403,897
PACCAR, Inc.	22,558	1,496,272
Parker-Hannifin Corp.	8,552	1,375,931
Pentair plc	10,766	668,030
Snap-on, Inc.	3,719	548,813
Stanley Black & Decker, Inc.	9,824	1,414,656
Xylem, Inc.	11,540	716,288
		21,022,536
Media - 2.2%
CBS Corp. (Non-Voting), Class B	23,653	1,515,211
Charter Communications, Inc., Class A*	13,849	5,519,380
Comcast Corp., Class A	303,906	12,341,623
Discovery Communications, Inc., Class A*	9,876	219,346
Discovery Communications, Inc., Class C*	13,537	284,412
DISH Network Corp., Class A*	14,607	836,835
Interpublic Group of Cos., Inc. (The)	25,373	511,012
News Corp., Class A	24,541	328,113
News Corp., Class B	7,691	105,367
Omnicom Group, Inc.	14,946	1,081,791
Scripps Networks Interactive, Inc., Class A	6,157	527,347
Time Warner, Inc.	49,799	5,034,679
Twenty-First Century Fox, Inc., Class A	67,574	1,864,367
Twenty-First Century Fox, Inc., Class B	31,280	847,688
Viacom, Inc., Class B	22,623	647,018
Walt Disney Co. (The)	93,414	9,453,497
		41,117,686
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.*	85,472	1,263,276
Newmont Mining Corp.	34,242	1,312,838
Nucor Corp.	20,489	1,129,149
		3,705,263
Multiline Retail - 0.3%
Dollar General Corp.	16,199	1,175,399
Dollar Tree, Inc.*	15,198	1,210,369
Kohl’s Corp.	10,947	435,472
Macy’s, Inc.	19,554	406,137
Nordstrom, Inc.	7,145	318,810
Target Corp.	35,429	1,931,943
		5,478,130
Multi-Utilities - 0.8%
Ameren Corp.	15,582	934,764
CenterPoint Energy, Inc.	27,674	819,704
CMS Energy Corp.	18,008	874,109
Consolidated Edison, Inc.	19,611	1,652,619
Dominion Energy, Inc.	40,390	3,181,520
DTE Energy Co.	11,519	1,293,814
NiSource, Inc.	20,770	558,090
Public Service Enterprise Group, Inc.	32,486	1,521,644
SCANA Corp.	9,177	554,107
Sempra Energy	16,107	1,899,499
WEC Energy Group, Inc.	20,265	1,321,683
		14,611,553
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	35,982	1,472,743
Andeavor	9,703	971,755
Apache Corp.	24,426	948,706
Cabot Oil & Gas Corp.	29,893	763,766
Chesapeake Energy Corp.*	48,981	178,291
Chevron Corp.	121,655	13,092,511
Cimarex Energy Co.	6,105	608,607
Concho Resources, Inc.*	9,515	1,055,880
ConocoPhillips	79,439	3,468,307
Devon Energy Corp.	33,757	1,059,970
EOG Resources, Inc.	37,068	3,150,409
EQT Corp.	11,130	693,844
Exxon Mobil Corp.	272,092	20,768,782
Hess Corp.	17,353	675,032
Kinder Morgan, Inc.	123,285	2,383,099
Marathon Oil Corp.	54,581	606,941
Marathon Petroleum Corp.	33,311	1,747,162
Newfield Exploration Co.*	12,792	334,255
Noble Energy, Inc.	29,231	694,821
Occidental Petroleum Corp.	49,099	2,931,210
ONEOK, Inc.	24,395	1,321,233
Phillips 66	28,168	2,360,760
Pioneer Natural Resources Co.	10,922	1,416,037
Range Resources Corp.	12,082	209,744
Valero Energy Corp.	28,718	1,955,696
Williams Cos., Inc. (The)	53,057	1,577,385
		66,446,946
Personal Products - 0.1%
Coty, Inc., Class A	30,244	501,446
Estee Lauder Cos., Inc. (The), Class A	14,376	1,538,088
		2,039,534
Pharmaceuticals - 3.5%
Allergan plc	21,567	4,949,195
Bristol-Myers Squibb Co.	105,789	6,398,119
Eli Lilly & Co.	62,352	5,068,594

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Johnson & Johnson	172,980	22,897,363
Merck & Co., Inc.	175,634	11,215,987
Mylan NV*	29,599	931,777
Perrigo Co. plc	9,207	726,985
Pfizer, Inc.	383,219	12,998,788
Zoetis, Inc.	31,516	1,976,053
		67,162,861
Professional Services - 0.2%
Equifax, Inc.	7,720	1,099,868
IHS Markit Ltd.*	20,378	954,506
Nielsen Holdings plc	21,566	837,839
Robert Half International, Inc.	8,165	369,874
Verisk Analytics, Inc.*	9,876	800,450
		4,062,537
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	19,311	696,741

Road & Rail - 0.6%
CSX Corp.	59,248	2,974,250
JB Hunt Transport Services, Inc.	5,507	544,587
Kansas City Southern	6,812	704,565
Norfolk Southern Corp.	18,607	2,242,516
Union Pacific Corp.	51,847	5,459,489
		11,925,407
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc.*	49,759	646,867
Analog Devices, Inc.	23,568	1,971,934
Applied Materials, Inc.	69,008	3,113,641
Broadcom Ltd.	25,773	6,496,600
Intel Corp.	302,386	10,604,677
KLA-Tencor Corp.	10,066	943,083
Lam Research Corp.	10,358	1,719,221
Microchip Technology, Inc.	14,729	1,278,477
Micron Technology, Inc.*	66,779	2,134,925
NVIDIA Corp.	38,205	6,473,455
Qorvo, Inc.*	8,162	597,622
QUALCOMM, Inc.	94,870	4,958,855
Skyworks Solutions, Inc.	11,849	1,248,411
Texas Instruments, Inc.	63,979	5,298,741
Xilinx, Inc.	15,927	1,052,138
		48,538,647
Software - 3.7%
Activision Blizzard, Inc.	44,524	2,918,993
Adobe Systems, Inc.*	31,766	4,928,813
ANSYS, Inc.*	5,491	707,351
Autodesk, Inc.*	12,454	1,425,485
CA, Inc.	20,122	667,648
Citrix Systems, Inc.*	9,705	759,028
Electronic Arts, Inc.*	19,907	2,418,700
Intuit, Inc.	15,629	2,210,722
Microsoft Corp.	495,765	37,068,349
Oracle Corp.	192,880	9,707,650
Red Hat, Inc.*	11,417	1,227,328
salesforce.com, Inc.*	42,935	4,099,863
Symantec Corp.	39,057	1,170,929
Synopsys, Inc.*	9,650	776,053
		70,086,912
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	4,742	464,242
AutoZone, Inc.*	1,808	955,420
Best Buy Co., Inc.	17,038	924,482
CarMax, Inc.*	11,894	798,682
Foot Locker, Inc.	8,427	296,883
Gap, Inc. (The)	14,134	333,845
Home Depot, Inc. (The)	76,771	11,505,670
L Brands, Inc.	15,474	560,468
Lowe’s Cos., Inc.	55,098	4,071,191
O’Reilly Automotive, Inc.*	5,842	1,145,792
Ross Stores, Inc.	25,172	1,471,303
Signet Jewelers Ltd.	4,391	276,940
Staples, Inc.	41,944	428,458
Tiffany & Co.	6,885	629,289
TJX Cos., Inc. (The)	41,308	2,986,568
Tractor Supply Co.	8,255	491,255
Ulta Beauty, Inc.*	3,743	827,241
		28,167,729
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	334,801	54,907,364
Hewlett Packard Enterprise Co.	106,906	1,930,722
HP, Inc.	108,093	2,062,414
NetApp, Inc.	17,398	672,607
Seagate Technology plc	19,072	601,340
Western Digital Corp.	18,703	1,650,914
Xerox Corp.	13,710	442,422
		62,267,783
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	18,052	752,768
Hanesbrands, Inc.	23,384	567,296
Michael Kors Holdings Ltd.*	10,006	422,453
NIKE, Inc., Class B	85,096	4,493,920
PVH Corp.	5,009	630,583
Ralph Lauren Corp.	3,539	311,043
Under Armour, Inc., Class A*	11,859	191,523
Under Armour, Inc., Class C*	11,837	178,739
VF Corp.	20,572	1,293,361
		8,841,686
Tobacco - 1.0%
Altria Group, Inc.	124,037	7,863,946
Philip Morris International, Inc.	99,734	11,661,896
		19,525,842
Trading Companies & Distributors - 0.1%
Fastenal Co.	18,573	792,510
United Rentals, Inc.*	5,429	640,948
WW Grainger, Inc.	3,449	560,704
		1,994,162
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	11,441	925,577

TOTAL COMMON STOCKS (Cost $1,352,459,035)		1,359,922,807

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 5.9%

REPURCHASE AGREEMENT(c) - 5.9%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $112,428,702 (Cost $112,425,628)	112,425,628	112,425,628

Total Investments - 77.2% (Cost $1,464,884,663)		1,472,348,435
Other Assets Less Liabilities - 22.8%		433,993,548
Net assets - 100.0%		1,906,341,983

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $389,566,994.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$525,280,261
Aggregate gross unrealized depreciation	(94,041,116)
Net unrealized appreciation	$431,239,145
Federal income tax cost	$1,468,801,926

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P 500 E-Mini Index	610	9/15/2017	USD	$75,357,875	$1,218,361

Cash collateral in the amount of $2,818,200 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	325,612,822	$403,018,610	11/6/2017	Bank of America NA	1.58%	S&P 500®	$84,814,048
USD	159,776,395	198,890,452	1/8/2018	Citibank NA	1.57%	S&P 500®	41,528,841
USD	409,883,996	432,712,123	11/6/2017	Credit Suisse International	1.53%	S&P 500®	24,852,220
USD	67,181,910	97,429,435	11/6/2017	Goldman Sachs International	1.75%	S&P 500®	32,769,998
USD	551,244,003	656,108,057	11/6/2018	Goldman Sachs International	1.50%	SPDR® S&P 500® ETF Trust	99,318,449
USD	156,988,362	203,232,014	11/6/2017	Morgan Stanley & Co. International plc	1.43%	S&P 500®	54,325,542
USD	208,531,647	257,865,746	1/8/2018	Societe Generale	1.53%	S&P 500®	53,628,012
USD	96,183,231	128,105,359	11/6/2017	UBS AG	1.63%	S&P 500®	35,237,165
USD	1,975,402,366	$2,377,361,796					$426,474,275

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	USD

See accompanying notes to schedules of portfolio investments.

Ultra QQQ®

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 70.5%

Airlines - 0.2%
American Airlines Group, Inc.	66,790	2,988,185

Automobiles - 0.6%
Tesla, Inc.*	22,272	7,926,605

Beverages - 0.3%
Monster Beverage Corp.*	76,989	4,297,526

Biotechnology - 6.1%
Alexion Pharmaceuticals, Inc.*	30,447	4,335,957
Amgen, Inc.	99,712	17,725,802
Biogen, Inc.*	28,761	9,104,582
BioMarin Pharmaceutical, Inc.*	23,659	2,133,805
Celgene Corp.*	105,871	14,708,658
Gilead Sciences, Inc.	177,178	14,831,571
Incyte Corp.*	27,765	3,815,189
Regeneron Pharmaceuticals, Inc.*	14,153	7,032,626
Shire plc, ADR	10,621	1,586,671
Vertex Pharmaceuticals, Inc.*	33,771	5,421,596
		80,696,457
Commercial Services & Supplies - 0.2%
Cintas Corp.	14,281	1,928,078

Communications Equipment - 1.7%
Cisco Systems, Inc.	677,953	21,836,866

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	59,516	9,328,538
Walgreens Boots Alliance, Inc.	146,565	11,945,047
		21,273,585
Food Products - 1.7%
Kraft Heinz Co. (The)	165,098	13,331,663
Mondelez International, Inc., Class A	205,727	8,364,860
		21,696,523
Health Care Equipment & Supplies - 0.8%
DENTSPLY SIRONA, Inc.	31,081	1,758,252
Hologic, Inc.*	37,966	1,465,487
IDEXX Laboratories, Inc.*	11,949	1,857,233
Intuitive Surgical, Inc.*	4,995	5,018,327
		10,099,299
Health Care Providers & Services - 0.5%
Express Scripts Holding Co.*	80,476	5,055,502
Henry Schein, Inc.*	10,756	1,868,102
		6,923,604
Health Care Technology - 0.2%
Cerner Corp.*	44,803	3,036,747

Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc., Class A	51,373	5,321,215
Norwegian Cruise Line Holdings Ltd.*	30,902	1,837,433
Starbucks Corp.	196,347	10,771,597
Wynn Resorts Ltd.	13,879	1,929,042
		19,859,287
Internet & Direct Marketing Retail - 7.5%
Amazon.com, Inc.*	64,808	63,550,725
Ctrip.com International Ltd., ADR*	60,420	3,108,609
Expedia, Inc.	18,731	2,778,931
JD.com, Inc., ADR*	124,358	5,211,844
Liberty Interactive Corp. QVC Group, Class A*	57,152	1,264,202
Liberty Ventures, Series A*	11,010	677,776
Netflix, Inc.*	58,440	10,210,052
Priceline Group, Inc. (The)*	6,663	12,340,409
		99,142,548
Internet Software & Services - 11.9%
Akamai Technologies, Inc.*	23,440	1,105,196
Alphabet, Inc., Class A*	40,355	38,548,710
Alphabet, Inc., Class C*	47,045	44,190,780
Baidu, Inc., ADR*	37,449	8,540,245
eBay, Inc.*	146,753	5,302,186
Facebook, Inc., Class A*	320,639	55,140,289
MercadoLibre, Inc.	5,987	1,547,460
NetEase, Inc., ADR	10,335	2,850,806
		157,225,672
IT Services - 2.2%
Automatic Data Processing, Inc.	60,664	6,458,896
Cognizant Technology Solutions Corp., Class A	79,862	5,651,834
Fiserv, Inc.*	28,796	3,562,353
Paychex, Inc.	48,710	2,777,931
PayPal Holdings, Inc.*	162,878	10,046,315
		28,497,329
Leisure Products - 0.2%
Hasbro, Inc.	16,949	1,665,239
Mattel, Inc.	46,447	753,371
		2,418,610
Life Sciences Tools & Services - 0.3%
Illumina, Inc.*	19,796	4,047,490

Machinery - 0.2%
PACCAR, Inc.	47,630	3,159,298

Media - 4.5%
Charter Communications, Inc., Class A*	36,275	14,457,039
Comcast Corp., Class A	641,813	26,064,026
Discovery Communications, Inc., Class A*	20,850	463,079
Discovery Communications, Inc., Class C*	30,411	638,935
DISH Network Corp., Class A*	30,843	1,766,995
Liberty Global plc, Class A*	32,156	1,093,304
Liberty Global plc, Class C*	82,580	2,727,617
Liberty Global plc LiLAC, Class A*	6,725	174,917
Liberty Global plc LiLAC, Class C*	16,365	422,053
Sirius XM Holdings, Inc.	632,526	3,637,025
Twenty-First Century Fox, Inc., Class A	142,685	3,936,679
Twenty-First Century Fox, Inc., Class B	108,271	2,934,144
Viacom, Inc., Class B	47,768	1,366,165
		59,681,978
Multiline Retail - 0.2%
Dollar Tree, Inc.*	32,092	2,555,807

Pharmaceuticals - 0.2%
Mylan NV*	72,673	2,287,746

Professional Services - 0.1%
Verisk Analytics, Inc.*	22,418	1,816,979

Road & Rail - 0.6%
CSX Corp.	125,097	6,279,869
JB Hunt Transport Services, Inc.	14,913	1,474,747
		7,754,616
Semiconductors & Semiconductor Equipment - 7.7%
Analog Devices, Inc.	49,763	4,163,670
Applied Materials, Inc.	145,708	6,574,345
Broadcom Ltd.	54,420	13,717,649
Intel Corp.	638,490	22,391,844

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
KLA-Tencor Corp.	21,255	1,991,381
Lam Research Corp.	21,872	3,630,315
Maxim Integrated Products, Inc.	38,310	1,787,545
Microchip Technology, Inc.	31,104	2,699,827
Micron Technology, Inc.*	150,003	4,795,596
NVIDIA Corp.	80,676	13,669,741
QUALCOMM, Inc.	200,324	10,470,936
Skyworks Solutions, Inc.	25,020	2,636,107
Texas Instruments, Inc.	135,091	11,188,237
Xilinx, Inc.	33,633	2,221,796
		101,938,989
Software - 8.9%
Activision Blizzard, Inc.	102,188	6,699,445
Adobe Systems, Inc.*	67,076	10,407,512
Autodesk, Inc.*	29,883	3,420,408
CA, Inc.	56,651	1,879,680
Check Point Software Technologies Ltd.*	22,504	2,517,522
Citrix Systems, Inc.*	20,494	1,602,836
Electronic Arts, Inc.*	42,036	5,107,374
Intuit, Inc.	34,740	4,913,973
Microsoft Corp.	1,046,818	78,270,582
Symantec Corp.	82,471	2,472,481
		117,291,813
Specialty Retail - 0.6%
O’Reilly Automotive, Inc.*	12,339	2,420,048
Ross Stores, Inc.	53,151	3,106,676
Tractor Supply Co.	17,432	1,037,379
Ulta Beauty, Inc.*	8,425	1,862,009
		8,426,112
Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	706,940	115,938,160
Seagate Technology plc	40,219	1,268,105
Western Digital Corp.	39,489	3,485,694
		120,691,959
Trading Companies & Distributors - 0.1%
Fastenal Co.	39,221	1,673,560

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.*	112,652	7,289,711
Vodafone Group plc, ADR	59,021	1,713,380
		9,003,091
TOTAL COMMON STOCKS (Cost $797,228,185)		930,176,359

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 5.4%

REPURCHASE AGREEMENT(b) - 5.4%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $70,707,086 Cost $70,705,152)	70,705,152	70,705,152
Total Investments - 75.9% (Cost $867,933,337)		1,000,881,511
Other Assets Less Liabilities - 24.1%		318,102,840
Net assets - 100.0%		1,318,984,351

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $135,071,397.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$477,998,723
Aggregate gross unrealized depreciation	(29,568,099)
Net unrealized appreciation	$448,430,624
Federal income tax cost	$868,730,517

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
NASDAQ 100 E-Mini Index	1,192	9/15/2017	USD	$142,837,360	$4,446,921

Cash collateral in the amount of $5,113,680 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

Ultra QQQ® had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	408,764,420	$502,105,835	11/6/2017	Bank of America NA	1.53%	NASDAQ-100 Index®	$94,469,342
USD	42,388,106	71,929,938	11/6/2017	Citibank NA	1.65%	NASDAQ-100 Index®	30,049,933
USD	114,060,546	132,315,445	11/6/2018	Credit Suisse International	1.63%	NASDAQ-100 Index®	18,204,469
USD	37,670,839	55,277,151	11/6/2017	Goldman Sachs International	1.75%	NASDAQ-100 Index®	17,921,271
USD	142,805,264	179,732,120	11/6/2017	Goldman Sachs International	1.50%	PowerShares QQQ TrustSM, Series 1	35,742,602
USD	29,586,851	33,813,964	11/6/2017	Morgan Stanley & Co. International plc	1.63%	NASDAQ-100 Index®	4,398,444
USD	163,839,481	216,268,980	11/6/2017	Morgan Stanley & Co. International plc	1.63%	PowerShares QQQ TrustSM, Series 1	49,734,277
USD	201,808,564	241,430,487	11/6/2017	Societe Generale	1.58%	NASDAQ-100 Index®	39,692,984
USD	110,535,014	132,141,848	11/6/2018	UBS AG	1.63%	NASDAQ-100 Index®	21,619,387
USD	1,251,459,085	$1,565,015,768					$311,832,709

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	USD

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 68.5%

Aerospace & Defense - 7.7%
Boeing Co. (The)	72,615	17,402,911
United Technologies Corp.	72,615	8,693,468
		26,096,379
Banks - 2.0%
JPMorgan Chase & Co.	72,615	6,599,977

Beverages - 1.0%
Coca-Cola Co. (The)	72,615	3,307,613

Capital Markets - 4.8%
Goldman Sachs Group, Inc. (The)	72,615	16,246,880

Chemicals - 1.4%
Dow Chemical Co. (The)	72,615	4,839,790

Communications Equipment - 0.7%
Cisco Systems, Inc.	72,615	2,338,929

Consumer Finance - 1.9%
American Express Co.	72,615	6,252,151

Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	72,615	3,483,342

Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	72,615	5,669,053

Health Care Providers & Services - 4.3%
UnitedHealth Group, Inc.	72,615	14,443,124

Hotels, Restaurants & Leisure - 3.4%
McDonald’s Corp.	72,615	11,616,222

Household Products - 2.0%
Procter & Gamble Co. (The)	72,615	6,700,186

Industrial Conglomerates - 4.9%
3M Co.	72,615	14,836,697
General Electric Co.	72,615	1,782,698
		16,619,395
Insurance - 2.6%
Travelers Cos., Inc. (The)	72,615	8,799,486

IT Services - 5.3%
International Business Machines Corp.	72,615	10,386,123
Visa, Inc., Class A	72,615	7,517,105
		17,903,228
Machinery - 2.5%
Caterpillar, Inc.	72,615	8,531,536

Media - 2.2%
Walt Disney Co. (The)	72,615	7,348,638

Oil, Gas & Consumable Fuels - 4.0%
Chevron Corp.	72,615	7,814,826
Exxon Mobil Corp.	72,615	5,542,703
		13,357,529
Pharmaceuticals - 4.9%
Johnson & Johnson	72,615	9,612,047
Merck & Co., Inc.	72,615	4,637,194
Pfizer, Inc.	72,615	2,463,101
		16,712,342
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	72,615	2,546,608

Software - 1.6%
Microsoft Corp.	72,615	5,429,424

Specialty Retail - 3.2%
Home Depot, Inc. (The)	72,615	10,882,810

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	72,615	11,908,860

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc., Class B	72,615	3,834,798

TOTAL COMMON STOCKS (Cost $209,170,126)		231,468,300

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 14.0%

REPURCHASE AGREEMENT(b) - 14.0%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $47,188,114 (Cost $47,186,823)	47,186,823	47,186,823
Total Investments - 82.5% (Cost $256,356,949)		278,655,123
Other Assets Less Liabilities - 17.5%		59,245,148
Net assets - 100.0%		337,900,271

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $35,961,943.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,322,451
Aggregate gross unrealized depreciation	(5,906,352)
Net unrealized appreciation	$76,416,099
Federal income tax cost	$257,210,459

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
DJIA CBOT E-Mini Index	164	9/15/2017	USD	$17,999,820	$316,625

Cash collateral in the amount of $604,340 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	74,816,000	$89,777,407	11/6/2018	Bank of America NA	1.48%	Dow Jones Industrial AverageSM	$16,125,591
USD	58,755,821	62,252,157	11/6/2018	Citibank NA	1.60%	Dow Jones Industrial AverageSM	3,869,749
USD	56,518,672	62,216,874	11/6/2017	Credit Suisse International	1.68%	Dow Jones Industrial AverageSM	6,581,758
USD	27,000,000	27,867,713	11/6/2018	Goldman Sachs International	1.55%	SPDR® Dow Jones Industrial AverageSM ETF Trust	776,019
USD	31,083,192	30,907,794	11/6/2018	Goldman Sachs International	1.70%	Dow Jones Industrial AverageSM	(93,622)
USD	81,830,000	97,395,774	11/6/2017	Morgan Stanley & Co. International plc	1.58%	SPDR® Dow Jones Industrial AverageSM ETF Trust	14,713,523
USD	41,792,094	46,332,081	11/6/2017	Societe Generale	1.58%	Dow Jones Industrial AverageSM	5,327,556
USD	2,756,015	9,648,597	11/6/2018	UBS AG	1.63%	Dow Jones Industrial AverageSM	7,354,235
USD	374,551,794	$426,398,397					$54,654,809

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 83.3%

Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	3,309	320,378
Esterline Technologies Corp.*	2,226	190,101
Huntington Ingalls Industries, Inc.	3,441	736,236
KLX, Inc.*	3,868	185,432
Orbital ATK, Inc.	4,316	481,579
Teledyne Technologies, Inc.*	2,639	396,008
		2,309,734
Airlines - 0.3%
JetBlue Airways Corp.*	24,951	494,279

Auto Components - 0.5%
Cooper Tire & Rubber Co.	3,958	132,989
Dana, Inc.	10,809	260,172
Gentex Corp.	21,481	392,458
		785,619
Automobiles - 0.3%
Thor Industries, Inc.	3,578	388,714

Banks - 6.5%
Associated Banc-Corp.	11,390	249,441
BancorpSouth, Inc.	6,215	180,546
Bank of Hawaii Corp.	3,194	249,547
Bank of the Ozarks, Inc.	9,080	390,077
Cathay General Bancorp	5,611	197,900
Chemical Financial Corp.	5,318	241,490
Commerce Bancshares, Inc.	6,535	359,360
Cullen/Frost Bankers, Inc.	4,256	358,355
East West Bancorp, Inc.	10,804	598,217
First Horizon National Corp.	17,481	300,848
FNB Corp.	24,160	306,590
Fulton Financial Corp.	13,072	228,106
Hancock Holding Co.	6,320	277,764
Home BancShares, Inc.	9,438	220,000
International Bancshares Corp.	4,347	156,275
MB Financial, Inc.	5,328	211,895
PacWest Bancorp	8,963	404,679
Pinnacle Financial Partners, Inc.	5,421	337,186
Prosperity Bancshares, Inc.	5,196	310,461
Signature Bank*	4,014	515,157
SVB Financial Group*	3,925	664,659
Synovus Financial Corp.	9,145	385,187
TCF Financial Corp.	12,804	198,846
Texas Capital Bancshares, Inc.*	3,706	275,170
Trustmark Corp.	5,064	149,996
UMB Financial Corp.	3,280	220,154
Umpqua Holdings Corp.	16,481	288,418
United Bankshares, Inc.	7,840	263,032
Valley National Bancorp	19,729	220,768
Webster Financial Corp.	6,895	321,859
Wintrust Financial Corp.	4,162	303,035
		9,385,018
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	691	102,959

Biotechnology - 0.6%
Bioverativ, Inc.*	8,088	458,509
United Therapeutics Corp.*	3,369	440,665
		899,174
Building Products - 0.3%
Lennox International, Inc.	2,872	475,977

Capital Markets - 2.7%
Eaton Vance Corp.	8,598	409,093
FactSet Research Systems, Inc.	2,950	463,681
Federated Investors, Inc., Class B	6,937	189,449
Janus Henderson Group plc	13,487	466,111
Legg Mason, Inc.	6,380	243,652
MarketAxess Holdings, Inc.	2,811	542,382
MSCI, Inc.	6,771	776,024
SEI Investments Co.	9,969	582,788
Stifel Financial Corp.	5,118	244,385
		3,917,565
Chemicals - 2.5%
Ashland Global Holdings, Inc.	4,653	288,719
Cabot Corp.	4,672	246,121
Chemours Co. (The)	13,793	676,823
Minerals Technologies, Inc.	2,624	167,936
NewMarket Corp.	691	289,190
Olin Corp.	12,405	399,813
PolyOne Corp.	6,113	220,924
RPM International, Inc.	9,989	489,161
Scotts Miracle-Gro Co. (The)	3,296	315,065
Sensient Technologies Corp.	3,309	238,744
Valvoline, Inc.	15,292	325,567
		3,658,063
Commercial Services & Supplies - 1.3%
Clean Harbors, Inc.*	3,893	210,572
Copart, Inc.*	15,329	501,105
Deluxe Corp.	3,627	251,533
Herman Miller, Inc.	4,470	150,416
HNI Corp.	3,297	120,835
MSA Safety, Inc.	2,355	171,585
Pitney Bowes, Inc.	13,946	179,206
Rollins, Inc.	7,173	318,553
		1,903,805
Communications Equipment - 1.2%
ARRIS International plc*	14,041	391,182
Brocade Communications Systems, Inc.	30,661	379,583
Ciena Corp.*	10,601	229,088
InterDigital, Inc.	2,593	185,011
NetScout Systems, Inc.*	6,858	224,599
Plantronics, Inc.	2,500	106,575
ViaSat, Inc.*	3,962	252,023
		1,768,061
Construction & Engineering - 1.0%
AECOM*	11,645	390,108
Dycom Industries, Inc.*	2,324	187,500
EMCOR Group, Inc.	4,429	292,491
Granite Construction, Inc.	2,977	164,420
KBR, Inc.	10,704	174,154
Valmont Industries, Inc.	1,689	242,456
		1,451,129
Construction Materials - 0.2%
Eagle Materials, Inc.	3,629	352,920

Consumer Finance - 0.2%
SLM Corp.*	32,231	327,789

Containers & Packaging - 1.1%
AptarGroup, Inc.	4,668	390,291
Bemis Co., Inc.	6,876	292,986
Greif, Inc., Class A	1,930	116,669
Owens-Illinois, Inc.*	12,166	299,770
Silgan Holdings, Inc.	5,608	168,745
Sonoco Products Co.	7,431	358,620
		1,627,081
Distributors - 0.2%
Pool Corp.	3,092	308,242

Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc.	4,261	145,726

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Graham Holdings Co., Class B	348	204,346
Service Corp. International	14,057	496,774
Sotheby’s*	3,426	153,725
		1,000,571
Diversified Telecommunication Services - 0.1%
Frontier Communications Corp.	5,848	78,773

Electric Utilities - 1.7%
Great Plains Energy, Inc.	16,122	494,784
Hawaiian Electric Industries, Inc.	8,132	271,771
IDACORP, Inc.	3,768	335,277
OGE Energy Corp.	14,933	533,407
PNM Resources, Inc.	5,956	252,534
Westar Energy, Inc.	10,621	544,964
		2,432,737
Electrical Equipment - 0.6%
EnerSys	3,254	208,582
Hubbell, Inc.	3,828	431,760
Regal Beloit Corp.	3,351	252,665
		893,007
Electronic Equipment, Instruments & Components - 4.5%
Arrow Electronics, Inc.*	6,643	527,654
Avnet, Inc.	9,346	360,475
Belden, Inc.	3,161	243,618
Cognex Corp.	6,479	706,017
Coherent, Inc.*	1,841	429,542
IPG Photonics Corp.*	2,810	493,970
Jabil, Inc.	13,631	427,332
Keysight Technologies, Inc.*	13,811	564,317
Knowles Corp.*	6,672	97,878
Littelfuse, Inc.	1,697	315,914
National Instruments Corp.	7,946	320,939
SYNNEX Corp.	2,179	260,630
Tech Data Corp.*	2,594	286,092
Trimble, Inc.*	18,910	731,439
VeriFone Systems, Inc.*	8,346	165,000
Vishay Intertechnology, Inc.	10,023	177,407
Zebra Technologies Corp., Class A*	3,945	406,690
		6,514,914
Energy Equipment & Services - 1.1%
Core Laboratories NV	3,298	290,818
Diamond Offshore Drilling, Inc.*	4,823	54,789
Dril-Quip, Inc.*	2,829	106,229
Ensco plc, Class A	22,702	96,483
Nabors Industries Ltd.	21,371	139,980
Oceaneering International, Inc.	7,347	165,675
Oil States International, Inc.*	3,861	83,977
Patterson-UTI Energy, Inc.	12,363	197,437
Rowan Cos. plc, Class A*	9,429	91,933
Superior Energy Services, Inc.*	11,428	94,167
Transocean Ltd.*	29,241	238,606
		1,560,094
Equity Real Estate Investment Trusts (REITs) - 7.8%
American Campus Communities, Inc.	10,025	477,090
Camden Property Trust	6,553	586,362
CoreCivic, Inc.	8,835	236,778
CoreSite Realty Corp.	2,551	302,957
Corporate Office Properties Trust	7,435	248,032
Cousins Properties, Inc.	31,323	292,870
CyrusOne, Inc.	5,838	367,969
DCT Industrial Trust, Inc.	6,874	401,098
Douglas Emmett, Inc.	11,567	450,650
Education Realty Trust, Inc.	5,472	211,438
EPR Properties	4,791	333,741
First Industrial Realty Trust, Inc.	8,769	271,664
GEO Group, Inc. (The)	9,304	257,163
Healthcare Realty Trust, Inc.	9,227	307,074
Highwoods Properties, Inc.	7,629	398,463
Hospitality Properties Trust	12,283	336,063
JBG SMITH Properties*	6,440	210,781
Kilroy Realty Corp.	7,349	508,771
Lamar Advertising Co., Class A	6,243	415,534
LaSalle Hotel Properties	8,466	240,265
Liberty Property Trust	11,008	468,941
Life Storage, Inc.	3,477	255,872
Mack-Cali Realty Corp.	6,718	153,775
Medical Properties Trust, Inc.	27,218	358,189
National Retail Properties, Inc.	11,152	466,488
Omega Healthcare Investors, Inc.	14,716	468,999
Potlatch Corp.	3,037	145,169
Quality Care Properties, Inc.*	6,999	96,026
Rayonier, Inc.	9,633	279,453
Sabra Health Care REIT, Inc.	11,929	260,649
Senior Housing Properties Trust	17,762	350,267
Tanger Factory Outlet Centers, Inc.	7,213	168,784
Taubman Centers, Inc.	4,538	237,065
Uniti Group, Inc.	11,807	227,403
Urban Edge Properties	7,827	196,849
Washington Prime Group, Inc.	13,859	115,723
Weingarten Realty Investors	8,832	282,977
		11,387,392
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	2,930	308,881
Sprouts Farmers Market, Inc.*	9,664	192,700
United Natural Foods, Inc.*	3,783	131,459
		633,040
Food Products - 2.0%
Dean Foods Co.	6,796	74,756
Flowers Foods, Inc.	13,768	239,150
Hain Celestial Group, Inc. (The)*	7,735	311,102
Ingredion, Inc.	5,360	663,675
Lamb Weston Holdings, Inc.	10,376	471,901
Lancaster Colony Corp.	1,457	169,697
Post Holdings, Inc.*	4,955	421,819
Snyder’s-Lance, Inc.	6,431	228,429
Tootsie Roll Industries, Inc.	1,327	49,563
TreeHouse Foods, Inc.*	4,258	285,243
		2,915,335
Gas Utilities - 2.0%
Atmos Energy Corp.	7,873	693,139
National Fuel Gas Co.	6,387	370,318
New Jersey Resources Corp.	6,464	282,154
ONE Gas, Inc.	3,922	295,091
Southwest Gas Holdings, Inc.	3,556	282,773
UGI Corp.	12,945	639,612
WGL Holdings, Inc.	3,830	322,716
		2,885,803
Health Care Equipment & Supplies - 2.5%
ABIOMED, Inc.*	3,047	459,488
Globus Medical, Inc., Class A*	5,399	163,212
Halyard Health, Inc.*	3,490	158,062
Hill-Rom Holdings, Inc.	4,475	344,396
LivaNova plc*	3,242	202,884
Masimo Corp.*	3,404	287,230
NuVasive, Inc.*	3,788	236,674
STERIS plc	6,351	553,553
Teleflex, Inc.	3,363	712,115
West Pharmaceutical Services, Inc.	5,500	478,720
		3,596,334
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc.*	5,714	268,215
HealthSouth Corp.	7,383	337,772
LifePoint Health, Inc.*	3,018	174,893
MEDNAX, Inc.*	6,955	311,932
Molina Healthcare, Inc.*	3,197	204,608
Owens & Minor, Inc.	4,576	127,854

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Tenet Healthcare Corp.*	6,014	103,260
VCA, Inc.*	6,077	564,918
WellCare Health Plans, Inc.*	3,327	581,160
		2,674,612
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	13,569	178,297
Medidata Solutions, Inc.*	4,146	310,784
		489,081
Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc.	3,659	114,234
Buffalo Wild Wings, Inc.*	1,207	124,019
Cheesecake Factory, Inc. (The)	3,335	138,169
Churchill Downs, Inc.	968	189,147
Cracker Barrel Old Country Store, Inc.	1,798	267,291
Domino’s Pizza, Inc.	3,596	655,407
Dunkin’ Brands Group, Inc.	6,891	355,300
International Speedway Corp., Class A	1,888	67,307
Jack in the Box, Inc.	2,200	205,964
Papa John’s International, Inc.	1,979	148,009
Texas Roadhouse, Inc.	4,826	228,994
Wendy’s Co. (The)	14,316	213,595
		2,707,436
Household Durables - 1.5%
CalAtlantic Group, Inc.	5,756	200,021
Helen of Troy Ltd.*	2,023	182,677
KB Home	6,214	132,980
NVR, Inc.*	261	710,142
Tempur Sealy International, Inc.*	3,506	217,021
Toll Brothers, Inc.	11,064	431,053
TRI Pointe Group, Inc.*	11,894	151,530
Tupperware Brands Corp.	3,793	219,501
		2,244,925
Household Products - 0.1%
Energizer Holdings, Inc.	4,624	204,150

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	4,830	457,353

Insurance - 3.7%
Alleghany Corp.*	1,154	649,437
American Financial Group, Inc.	5,505	560,464
Aspen Insurance Holdings Ltd.	4,486	202,767
Brown & Brown, Inc.	8,601	386,701
CNO Financial Group, Inc.	12,810	286,303
First American Financial Corp.	8,246	404,549
Genworth Financial, Inc., Class A*	37,309	127,970
Hanover Insurance Group, Inc. (The)	3,191	313,292
Kemper Corp.	3,644	174,548
Mercury General Corp.	2,730	156,893
Old Republic International Corp.	18,330	349,920
Primerica, Inc.	3,402	260,423
Reinsurance Group of America, Inc.	4,815	647,377
RenaissanceRe Holdings Ltd.	3,038	422,768
WR Berkley Corp.	7,252	483,273
		5,426,685
Internet & Direct Marketing Retail - 0.1%
HSN, Inc.	2,389	87,676

Internet Software & Services - 0.7%
Cars.com, Inc.*	5,352	138,403
j2 Global, Inc.	3,604	271,309
LogMeIn, Inc.	3,939	450,622
WebMD Health Corp.*	2,821	187,427
		1,047,761
IT Services - 2.9%
Acxiom Corp.*	5,870	136,712
Broadridge Financial Solutions, Inc.	8,792	686,919
Convergys Corp.	7,038	165,393
CoreLogic, Inc.*	6,329	297,273
DST Systems, Inc.	4,618	237,042
Jack Henry & Associates, Inc.	5,806	598,424
Leidos Holdings, Inc.	10,729	625,715
MAXIMUS, Inc.	4,847	294,601
Sabre Corp.	15,388	283,755
Science Applications International Corp.	3,268	241,440
Teradata Corp.*	9,787	312,401
WEX, Inc.*	2,886	314,978
		4,194,653
Leisure Products - 0.5%
Brunswick Corp.	6,678	350,461
Polaris Industries, Inc.	4,381	408,441
		758,902
Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc., Class A*	1,557	339,146
Bio-Techne Corp.	2,792	345,594
Charles River Laboratories International, Inc.*	3,562	387,546
INC Research Holdings, Inc., Class A*	4,046	237,500
PAREXEL International Corp.*	3,796	333,630
		1,643,416
Machinery - 4.2%
AGCO Corp.	4,990	341,565
Crane Co.	3,782	280,738
Donaldson Co., Inc.	9,878	466,736
Graco, Inc.	4,154	479,829
IDEX Corp.	5,706	670,911
ITT, Inc.	6,630	267,587
Kennametal, Inc.	6,023	210,805
Lincoln Electric Holdings, Inc.	4,625	401,635
Nordson Corp.	4,008	438,074
Oshkosh Corp.	5,593	417,238
Terex Corp.	6,685	257,707
Timken Co. (The)	5,249	235,418
Toro Co. (The)	8,044	496,154
Trinity Industries, Inc.	11,379	328,170
Wabtec Corp.	6,458	455,741
Woodward, Inc.	4,124	289,546
		6,037,854
Marine - 0.2%
Kirby Corp.*	4,038	252,779

Media - 1.3%
AMC Networks, Inc., Class A*	3,895	236,738
Cable One, Inc.	351	266,318
Cinemark Holdings, Inc.	7,922	263,723
John Wiley & Sons, Inc., Class A	3,349	180,679
Live Nation Entertainment, Inc.*	9,987	399,080
Meredith Corp.	2,743	149,082
New York Times Co. (The), Class A	9,135	170,368
TEGNA, Inc.	16,055	202,614
		1,868,602
Metals & Mining - 1.8%
Allegheny Technologies, Inc.*	8,137	169,494
Carpenter Technology Corp.	3,495	141,652
Commercial Metals Co.	8,657	163,531
Compass Minerals International, Inc.	2,529	168,937
Reliance Steel & Aluminum Co.	5,450	394,689
Royal Gold, Inc.	4,886	455,766
Steel Dynamics, Inc.	18,080	622,856
United States Steel Corp.	13,060	347,527
Worthington Industries, Inc.	3,286	164,168
		2,628,620

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Multiline Retail - 0.2%
Big Lots, Inc.	3,349	159,413
Dillard’s, Inc., Class A	1,619	98,435
		257,848
Multi-Utilities - 0.9%
Black Hills Corp.	3,998	281,379
MDU Resources Group, Inc.	14,604	394,892
NorthWestern Corp.	3,622	218,479
Vectren Corp.	6,203	406,979
		1,301,729
Oil, Gas & Consumable Fuels - 1.8%
CONSOL Energy, Inc.*	13,246	192,729
Energen Corp.*	7,258	372,190
Gulfport Energy Corp.*	11,894	149,032
HollyFrontier Corp.	13,262	415,233
Matador Resources Co.*	6,967	164,282
Murphy Oil Corp.	12,128	274,820
PBF Energy, Inc., Class A	8,202	194,223
QEP Resources, Inc.*	17,984	135,779
SM Energy Co.	7,321	97,809
Southwestern Energy Co.*	37,827	206,157
World Fuel Services Corp.	5,164	178,365
WPX Energy, Inc.*	29,731	297,013
		2,677,632
Paper & Forest Products - 0.3%
Domtar Corp.	4,680	189,259
Louisiana-Pacific Corp.*	10,824	275,796
		465,055
Personal Products - 0.4%
Avon Products, Inc.*	32,890	81,896
Edgewell Personal Care Co.*	4,294	326,086
Nu Skin Enterprises, Inc., Class A	3,714	225,923
		633,905
Pharmaceuticals - 0.9%
Akorn, Inc.*	6,520	214,508
Catalent, Inc.*	9,344	385,814
Endo International plc*	14,848	130,514
Mallinckrodt plc*	7,429	305,183
Prestige Brands Holdings, Inc.*	3,960	200,812
		1,236,831
Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	2,759	307,463
ManpowerGroup, Inc.	5,016	559,334
		866,797
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	3,455	149,947
Jones Lang LaSalle, Inc.	3,386	412,787
		562,734
Road & Rail - 1.4%
Avis Budget Group, Inc.*	6,299	228,213
Genesee & Wyoming, Inc., Class A*	4,600	315,376
Knight Transportation, Inc.	4,991	194,899
Landstar System, Inc.	3,135	292,652
Old Dominion Freight Line, Inc.	5,178	517,282
Ryder System, Inc.	4,005	310,788
Werner Enterprises, Inc.	3,348	110,819
		1,970,029
Semiconductors & Semiconductor Equipment - 2.2%
Cirrus Logic, Inc.*	4,817	279,290
Cree, Inc.*	7,275	177,001
Cypress Semiconductor Corp.	24,634	337,239
First Solar, Inc.*	5,849	274,669
Integrated Device Technology, Inc.*	9,944	245,716
Microsemi Corp.*	8,635	435,031
Monolithic Power Systems, Inc.	2,839	287,648
Silicon Laboratories, Inc.*	3,167	240,375
Synaptics, Inc.*	2,565	106,627
Teradyne, Inc.	14,877	529,770
Versum Materials, Inc.	8,126	300,093
		3,213,459
Software - 3.7%
ACI Worldwide, Inc.*	8,827	200,903
Blackbaud, Inc.	3,592	303,201
Cadence Design Systems, Inc.*	20,907	821,436
CDK Global, Inc.	10,857	700,276
CommVault Systems, Inc.*	3,126	190,842
Fair Isaac Corp.	2,315	325,859
Fortinet, Inc.*	11,171	426,732
Manhattan Associates, Inc.*	5,193	218,366
PTC, Inc.*	8,638	483,728
Take-Two Interactive Software, Inc.*	7,764	759,242
Tyler Technologies, Inc.*	2,523	435,974
Ultimate Software Group, Inc. (The)*	2,222	446,400
		5,312,959
Specialty Retail - 1.7%
Aaron’s, Inc.	4,702	208,158
American Eagle Outfitters, Inc.	12,439	148,646
AutoNation, Inc.*	4,918	223,130
Bed Bath & Beyond, Inc.	10,854	299,462
Cabela’s, Inc.*	3,865	207,550
Dick’s Sporting Goods, Inc.	6,563	173,001
GameStop Corp., Class A	7,572	140,082
Michaels Cos., Inc. (The)*	7,910	177,580
Murphy USA, Inc.*	2,585	166,629
Office Depot, Inc.	38,632	165,731
Sally Beauty Holdings, Inc.*	10,277	191,049
Urban Outfitters, Inc.*	6,609	135,088
Williams-Sonoma, Inc.	5,960	274,160
		2,510,266
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp.*	8,085	101,548
Diebold Nixdorf, Inc.	5,644	115,420
NCR Corp.*	9,063	331,071
		548,039
Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	3,618	313,717
Deckers Outdoor Corp.*	2,392	152,849
Skechers U.S.A., Inc., Class A*	10,004	264,405
		730,971
Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	36,569	440,656
Washington Federal, Inc.	6,688	209,000
		649,656
Trading Companies & Distributors - 0.6%
GATX Corp.	2,924	177,136
MSC Industrial Direct Co., Inc., Class A	3,371	232,194
NOW, Inc.*	8,051	93,875
Watsco, Inc.	2,273	334,949
		838,154
Water Utilities - 0.3%
Aqua America, Inc.	13,280	443,552

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	7,014	205,580

TOTAL COMMON STOCKS (Cost $123,132,830)		121,203,830

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT(a) - 2.1%

REPURCHASE AGREEMENT(b) - 2.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $3,060,605 (Cost $3,060,522)	3,060,522	3,060,522

Total Investments - 85.4% (Cost $126,193,352)		124,264,352
Other Assets Less Liabilities - 14.6%		21,218,563
Net assets - 100.0%		145,482,915

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $15,877,663.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,148,577
Aggregate gross unrealized depreciation	(10,615,618)
Net unrealized appreciation	$16,532,959
Federal income tax cost	$127,825,232

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P Midcap 400 E-Mini Index	18	9/15/2017	USD	$3,114,720	$19,621

Cash collateral in the amount of $108,900 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	31,024,880	$35,312,075	11/6/2018	Bank of America NA	1.23%	S&P MidCap 400®	$4,511,052
USD	24,542,385	28,427,369	11/6/2017	Citibank NA	1.40%	S&P MidCap 400®	4,113,316
USD	14,373,893	15,699,661	11/6/2017	Credit Suisse International	1.53%	S&P MidCap 400®	1,426,827
USD	1,073,848	5,235,622	1/8/2018	Goldman Sachs International	1.65%	S&P MidCap 400®	4,399,995
USD	37,465,885	37,113,443	11/6/2018	Goldman Sachs International	1.40%	SPDR® S&P MidCap 400® ETF Trust	(603,167)
USD	26,663,066	29,579,367	11/6/2017	Morgan Stanley & Co. International plc	1.43%	S&P MidCap 400®	3,137,025
USD	10,899,034	12,790,080	11/6/2017	Societe Generale	1.53%	S&P MidCap 400®	2,040,173
USD	1,404,984	2,427,837	11/6/2018	UBS AG	1.68%	S&P MidCap 400®	1,048,997
USD	147,447,975	$166,585,454					$20,074,218

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 58.0%

Aerospace & Defense - 0.8%
AAR Corp.	1,611	58,093
Aerojet Rocketdyne Holdings, Inc.*	3,463	102,609
Aerovironment, Inc.*	1,035	50,736
Astronics Corp.*	1,074	28,235
Axon Enterprise, Inc.*	2,611	56,685
Cubic Corp.	1,264	54,289
Curtiss-Wright Corp.	2,214	214,359
DigitalGlobe, Inc.*	3,096	106,502
Ducommun, Inc.*	527	14,493
Engility Holdings, Inc.*	903	28,056
Esterline Technologies Corp.*	1,311	111,959
KeyW Holding Corp. (The)*	2,413	17,253
KLX, Inc.*	2,592	124,260
Kratos Defense & Security Solutions, Inc.*	3,588	48,007
Mercury Systems, Inc.*	2,347	113,243
Moog, Inc., Class A*	1,596	122,509
National Presto Industries, Inc.	248	24,701
Sparton Corp.*	483	11,191
Triumph Group, Inc.	2,446	64,330
Vectrus, Inc.*	548	15,662
		1,367,172
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	2,606	59,834
Atlas Air Worldwide Holdings, Inc.*	1,166	77,889
Echo Global Logistics, Inc.*	1,381	20,991
Forward Air Corp.	1,503	78,111
Hub Group, Inc., Class A*	1,635	62,865
Park-Ohio Holdings Corp.	441	17,574
Radiant Logistics, Inc.*	1,875	9,469
		326,733
Airlines - 0.2%
Allegiant Travel Co.	656	77,408
Hawaiian Holdings, Inc.*	2,655	113,767
SkyWest, Inc.	2,541	88,172
		279,347
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.*	4,187	61,172
Cooper Tire & Rubber Co.	2,660	89,376
Cooper-Standard Holdings, Inc.*	879	88,410
Dana, Inc.	7,284	175,326
Dorman Products, Inc.*	1,372	91,128
Fox Factory Holding Corp.*	1,755	70,200
Gentherm, Inc.*	1,835	57,160
Horizon Global Corp.*	1,278	21,982
LCI Industries	1,214	119,943
Modine Manufacturing Co.*	2,475	39,971
Motorcar Parts of America, Inc.*	935	24,563
Shiloh Industries, Inc.*	436	3,819
Standard Motor Products, Inc.	1,079	47,584
Stoneridge, Inc.*	1,348	22,323
Superior Industries International, Inc.	1,233	18,063
Tenneco, Inc.	2,674	144,931
Tower International, Inc.	989	22,203
		1,098,154
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	1,578	57,045

Banks - 5.8%
1st Source Corp.	807	37,663
Access National Corp.	744	19,106
ACNB Corp.	298	7,793
Allegiance Bancshares, Inc.*	573	19,511
American National Bankshares, Inc.	409	14,929
Ameris Bancorp	1,819	80,127
Ames National Corp.	429	11,626
Arrow Financial Corp.	576	18,605
Atlantic Capital Bancshares, Inc.*	1,045	18,758
Banc of California, Inc.	2,177	40,383
BancFirst Corp.	841	42,386
Banco Latinoamericano de Comercio Exterior SA, Class E	1,519	40,952
Bancorp, Inc. (The)*	2,463	19,335
BancorpSouth, Inc.	4,311	125,235
Bank of Commerce Holdings	776	8,187
Bank of Marin Bancorp	300	19,635
Bank of NT Butterfield & Son Ltd. (The)	2,694	88,579
Bankwell Financial Group, Inc.	300	10,170
Banner Corp.	1,650	90,948
Bar Harbor Bankshares	753	19,774
BCB Bancorp, Inc.	474	6,731
Berkshire Hills Bancorp, Inc.	1,780	60,164
Blue Hills Bancorp, Inc.	1,193	22,309
Boston Private Financial Holdings, Inc.	4,176	61,387
Bridge Bancorp, Inc.	944	29,170
Brookline Bancorp, Inc.	3,761	53,970
Bryn Mawr Bank Corp.	839	34,357
BSB Bancorp, Inc.*	418	11,913
C&F Financial Corp.	164	7,683
Cadence BanCorp*	436	9,086
California First National Bancorp	111	1,793
Camden National Corp.	766	29,874
Capital Bank Financial Corp., Class A	1,456	54,746
Capital City Bank Group, Inc.	554	11,462
Capstar Financial Holdings, Inc.*	431	7,474
Carolina Financial Corp.	721	24,536
Cathay General Bancorp	3,773	133,074
CenterState Banks, Inc.	2,701	66,093
Central Pacific Financial Corp.	1,493	43,297
Central Valley Community Bancorp	496	9,756
Century Bancorp, Inc., Class A	147	9,820
Chemical Financial Corp.	3,551	161,251
Chemung Financial Corp.	160	6,462
Citizens & Northern Corp.	589	13,217
City Holding Co.	760	48,131
Civista Bancshares, Inc.	497	10,044
CNB Financial Corp.	739	17,854
CoBiz Financial, Inc.	1,905	32,480
Codorus Valley Bancorp, Inc.	407	10,195
Columbia Banking System, Inc.	2,916	108,388
Commerce Union Bancshares, Inc.	347	8,325
Community Bank System, Inc.	2,459	126,540
Community Bankers Trust Corp.*	1,075	9,030
Community Financial Corp. (The)	198	6,930
Community Trust Bancorp, Inc.	771	32,806
ConnectOne Bancorp, Inc.	1,512	34,474
County Bancorp, Inc.	234	7,015
CU Bancorp*	828	29,518
Customers Bancorp, Inc.*	1,411	39,762
CVB Financial Corp.	5,186	107,350
DNB Financial Corp.	155	5,045
Eagle Bancorp, Inc.*	1,579	98,214
Enterprise Bancorp, Inc.	474	15,163
Enterprise Financial Services Corp.	1,128	43,090
Equity Bancshares, Inc., Class A*	534	18,236
Evans Bancorp, Inc.	231	9,540
Farmers & Merchants Bancorp, Inc.	222	14,865
Farmers Capital Bank Corp.	368	13,782
Farmers National Banc Corp.	1,262	17,289
FB Financial Corp.*	332	11,537
FCB Financial Holdings, Inc., Class A*	1,763	76,867
Fidelity Southern Corp.	1,089	23,806
Financial Institutions, Inc.	696	18,931
First Bancorp	1,226	37,932
First BanCorp*	8,211	46,638
First Bancorp, Inc.	511	13,301
First Bancshares, Inc. (The)	425	11,985
First Busey Corp.	1,900	54,809

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
First Business Financial Services, Inc.	412	8,780
First Citizens BancShares, Inc., Class A	371	126,329
First Commonwealth Financial Corp.	4,847	61,121
First Community Bancshares, Inc.	832	21,416
First Connecticut Bancorp, Inc.	706	17,474
First Financial Bancorp	3,086	73,910
First Financial Bankshares, Inc.	3,177	127,239
First Financial Corp.	530	23,002
First Financial Northwest, Inc.	416	6,656
First Foundation, Inc.*	1,412	23,933
First Guaranty Bancshares, Inc.	195	5,107
First Internet Bancorp	308	9,794
First Interstate BancSystem, Inc., Class A	1,286	45,267
First Merchants Corp.	2,052	80,582
First Mid-Illinois Bancshares, Inc.	503	17,444
First Midwest Bancorp, Inc.	5,115	107,824
First Northwest Bancorp*	504	7,993
First of Long Island Corp. (The)	1,170	31,298
Flushing Financial Corp.	1,391	38,030
FNB Bancorp	266	7,967
Franklin Financial Network, Inc.*	590	19,293
Fulton Financial Corp.	8,590	149,896
German American Bancorp, Inc.	1,061	34,525
Glacier Bancorp, Inc.	3,851	127,892
Great Southern Bancorp, Inc.	544	27,091
Great Western Bancorp, Inc.	2,966	106,539
Green Bancorp, Inc.*	1,067	21,393
Guaranty Bancorp	1,176	30,341
Guaranty Bancshares, Inc.	101	3,054
Hancock Holding Co.	4,223	185,601
Hanmi Financial Corp.	1,579	42,159
HarborOne Bancorp, Inc.*	650	11,173
Heartland Financial USA, Inc.	1,230	55,965
Heritage Commerce Corp.	1,813	24,294
Heritage Financial Corp.	1,474	38,545
Hilltop Holdings, Inc.	3,755	88,881
Home BancShares, Inc.	6,475	150,932
HomeTrust Bancshares, Inc.*	835	19,372
Hope Bancorp, Inc.	6,499	104,894
Horizon Bancorp	1,067	27,923
Howard Bancorp, Inc.*	441	8,710
IBERIABANK Corp.	2,533	194,028
Independent Bank Corp./MA	1,336	92,585
Independent Bank Corp./MI	1,017	20,747
Independent Bank Group, Inc.	884	49,195
International Bancshares Corp.	2,743	98,611
Investar Holding Corp.	409	8,998
Investors Bancorp, Inc.	12,988	170,013
Lakeland Bancorp, Inc.	2,248	41,588
Lakeland Financial Corp.	1,210	52,587
LCNB Corp.	444	8,192
LegacyTexas Financial Group, Inc.	2,367	85,188
Live Oak Bancshares, Inc.	990	22,127
Macatawa Bank Corp.	1,301	12,451
MainSource Financial Group, Inc.	1,237	40,487
MB Financial, Inc.	4,059	161,426
MBT Financial Corp.	893	9,064
Mercantile Bank Corp.	807	24,525
Middlefield Banc Corp.	131	5,888
Midland States Bancorp, Inc.	768	23,455
MidSouth Bancorp, Inc.	445	5,273
MidWestOne Financial Group, Inc.	559	18,380
MutualFirst Financial, Inc.	307	10,806
National Bank Holdings Corp., Class A	1,246	40,096
National Bankshares, Inc.	339	13,357
National Commerce Corp.*	527	20,948
NBT Bancorp, Inc.	2,137	70,158
Nicolet Bankshares, Inc.*	448	24,483
Northeast Bancorp	363	7,841
Northrim BanCorp, Inc.	339	10,119
Norwood Financial Corp.	191	8,412
OFG Bancorp	2,166	18,844
Ohio Valley Banc Corp.	204	6,712
Old Line Bancshares, Inc.	426	11,715
Old National Bancorp	6,729	110,019
Old Point Financial Corp.	182	5,595
Old Second Bancorp, Inc.	1,449	16,591
Opus Bank*	1,038	23,251
Orrstown Financial Services, Inc.	371	9,071
Pacific Continental Corp.	1,086	25,793
Pacific Mercantile Bancorp*	775	6,588
Pacific Premier Bancorp, Inc.*	1,963	69,490
Paragon Commercial Corp.*	211	10,940
Park National Corp.	669	64,619
Park Sterling Corp.	2,584	29,380
Parke Bancorp, Inc.	287	5,582
Peapack Gladstone Financial Corp.	841	25,625
Penns Woods Bancorp, Inc.	231	9,912
Peoples Bancorp of North Carolina, Inc.	212	6,441
Peoples Bancorp, Inc.	822	25,531
Peoples Financial Services Corp.	343	14,252
People’s Utah Bancorp	677	18,516
Preferred Bank	650	34,970
Premier Financial Bancorp, Inc.	471	8,902
QCR Holdings, Inc.	607	26,526
Renasant Corp.	2,163	86,152
Republic Bancorp, Inc., Class A	482	17,150
Republic First Bancorp, Inc.*	2,440	20,618
S&T Bancorp, Inc.	1,722	61,889
Sandy Spring Bancorp, Inc.	1,181	45,551
Seacoast Banking Corp. of Florida*	2,002	45,786
ServisFirst Bancshares, Inc.	2,317	79,033
Shore Bancshares, Inc.	626	10,323
Sierra Bancorp	613	15,515
Simmons First National Corp., Class A	1,515	79,083
SmartFinancial, Inc.*	359	8,289
South State Corp.	1,447	119,050
Southern First Bancshares, Inc.*	325	11,489
Southern National Bancorp of Virginia, Inc.	925	15,494
Southside Bancshares, Inc.	1,387	45,313
Southwest Bancorp, Inc.	885	22,346
State Bank Financial Corp.	1,879	50,489
Sterling Bancorp	6,603	148,237
Stock Yards Bancorp, Inc.	1,093	38,036
Stonegate Bank	702	33,843
Summit Financial Group, Inc.	544	11,908
Sun Bancorp, Inc.	538	12,562
Sunshine Bancorp, Inc.*	369	7,970
Texas Capital Bancshares, Inc.*	2,496	185,328
Tompkins Financial Corp.	733	55,649
Towne Bank	2,832	86,942
TriCo Bancshares	1,023	36,398
TriState Capital Holdings, Inc.*	1,119	23,387
Triumph Bancorp, Inc.*	769	21,686
Trustmark Corp.	3,380	100,116
Two River Bancorp	361	6,577
UMB Financial Corp.	2,268	152,228
Umpqua Holdings Corp.	11,096	194,180
Union Bankshares Corp.	2,162	67,735
Union Bankshares, Inc.	195	8,414
United Bankshares, Inc.	5,011	168,119
United Community Banks, Inc.	3,543	92,508
United Security Bancshares	652	6,031
Unity Bancorp, Inc.	386	6,697
Univest Corp. of Pennsylvania	1,300	37,895
Valley National Bancorp	12,939	144,787
Veritex Holdings, Inc.*	717	18,936
Washington Trust Bancorp, Inc.	751	38,489
WashingtonFirst Bankshares, Inc.	489	16,562
WesBanco, Inc.	2,109	80,100

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
West Bancorporation, Inc.	795	17,450
Westamerica Bancorp	1,275	65,726
Wintrust Financial Corp.	2,779	202,339
Xenith Bankshares, Inc.*	257	7,363
		9,646,499
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	445	66,305
Castle Brands, Inc.*	4,347	6,173
Coca-Cola Bottling Co. Consolidated	236	50,407
Craft Brew Alliance, Inc.*	635	11,049
MGP Ingredients, Inc.	646	36,325
National Beverage Corp.	588	68,331
Primo Water Corp.*	1,267	13,874
		252,464
Biotechnology - 3.5%
Abeona Therapeutics, Inc.*	1,212	15,938
Acceleron Pharma, Inc.*	1,605	62,210
Achaogen, Inc.*	1,452	27,210
Achillion Pharmaceuticals, Inc.*	5,859	29,939
Acorda Therapeutics, Inc.*	2,169	45,115
Adamas Pharmaceuticals, Inc.*	734	15,370
Aduro Biotech, Inc.*	2,039	24,774
Advaxis, Inc.*	1,828	12,449
Agenus, Inc.*	3,702	13,660
Aimmune Therapeutics, Inc.*	1,762	37,883
Akebia Therapeutics, Inc.*	1,847	30,919
Alder Biopharmaceuticals, Inc.*	2,363	23,157
AMAG Pharmaceuticals, Inc.*	1,756	29,325
Amicus Therapeutics, Inc.*	7,186	100,173
AnaptysBio, Inc.*	268	7,496
Anavex Life Sciences Corp.*	1,833	8,139
Ardelyx, Inc.*	1,672	8,611
Arena Pharmaceuticals, Inc.*	1,604	37,181
Array BioPharma, Inc.*	8,641	83,645
Asterias Biotherapeutics, Inc.*	1,350	4,657
Atara Biotherapeutics, Inc.*	1,276	20,097
Athersys, Inc.*	5,113	8,948
Audentes Therapeutics, Inc.*	764	16,036
Avexis, Inc.*	1,230	114,820
Axovant Sciences Ltd.*	1,497	29,940
Bellicum Pharmaceuticals, Inc.*	1,360	14,729
BioCryst Pharmaceuticals, Inc.*	4,009	20,446
Biohaven Pharmaceutical Holding Co. Ltd.*	501	17,911
BioSpecifics Technologies Corp.*	283	13,343
BioTime, Inc.*	3,790	11,105
Bluebird Bio, Inc.*	2,246	280,413
Blueprint Medicines Corp.*	1,945	105,458
Calithera Biosciences, Inc.*	1,534	25,158
Cara Therapeutics, Inc.*	1,338	19,174
Cascadian Therapeutics, Inc.*	1,716	6,212
Catalyst Pharmaceuticals, Inc.*	3,582	9,850
Celldex Therapeutics, Inc.*	6,060	14,908
ChemoCentryx, Inc.*	1,222	8,481
Chimerix, Inc.*	2,333	11,105
Clovis Oncology, Inc.*	2,169	164,996
Coherus Biosciences, Inc.*	1,921	27,758
Conatus Pharmaceuticals, Inc.*	1,281	7,353
Concert Pharmaceuticals, Inc.*	897	13,652
Corbus Pharmaceuticals Holdings, Inc.*	2,218	17,189
Corvus Pharmaceuticals, Inc.*	422	6,824
Curis, Inc.*	5,805	11,842
Cytokinetics, Inc.*	2,080	30,888
CytomX Therapeutics, Inc.*	1,455	25,142
Dynavax Technologies Corp.*	2,458	44,121
Eagle Pharmaceuticals, Inc.*	413	22,533
Edge Therapeutics, Inc.*	995	10,497
Editas Medicine, Inc.*	1,693	35,739
Emergent BioSolutions, Inc.*	1,678	62,640
Enanta Pharmaceuticals, Inc.*	777	33,302
Epizyme, Inc.*	2,066	35,845
Esperion Therapeutics, Inc.*	747	36,917
Exact Sciences Corp.*	5,499	230,353
Fate Therapeutics, Inc.*	1,909	7,216
FibroGen, Inc.*	3,317	159,879
Five Prime Therapeutics, Inc.*	1,361	46,165
Flexion Therapeutics, Inc.*	1,388	35,672
Fortress Biotech, Inc.*	1,650	7,837
Foundation Medicine, Inc.*	717	28,895
Genocea Biosciences, Inc.*	1,434	6,984
Genomic Health, Inc.*	989	31,351
Geron Corp.*	7,444	16,153
Global Blood Therapeutics, Inc.*	1,849	56,210
Halozyme Therapeutics, Inc.*	5,467	71,126
Heron Therapeutics, Inc.*	2,275	37,537
Idera Pharmaceuticals, Inc.*	5,406	10,704
Ignyta, Inc.*	2,502	28,773
Immune Design Corp.*	854	9,266
ImmunoGen, Inc.*	4,214	35,229
Immunomedics, Inc.*	5,118	64,692
Inovio Pharmaceuticals, Inc.*	3,373	20,036
Insmed, Inc.*	3,106	38,577
Insys Therapeutics, Inc.*	1,203	10,995
Intellia Therapeutics, Inc.*	710	14,931
Invitae Corp.*	1,949	19,139
Iovance Biotherapeutics, Inc.*	2,646	15,214
Ironwood Pharmaceuticals, Inc.*	6,743	107,551
Jounce Therapeutics, Inc.*	332	5,641
Karyopharm Therapeutics, Inc.*	1,692	17,292
Keryx Biopharmaceuticals, Inc.*	4,096	29,532
Kindred Biosciences, Inc.*	1,054	8,010
Kite Pharma, Inc.*	2,448	435,720
Kura Oncology, Inc.*	714	5,141
La Jolla Pharmaceutical Co.*	875	29,881
Lexicon Pharmaceuticals, Inc.*	2,158	32,672
Ligand Pharmaceuticals, Inc.*	1,026	132,221
Loxo Oncology, Inc.*	1,003	83,650
MacroGenics, Inc.*	1,666	31,504
Madrigal Pharmaceuticals, Inc.*	202	3,450
Matinas BioPharma Holdings, Inc.*	2,643	3,383
MediciNova, Inc.*	1,639	8,883
Merrimack Pharmaceuticals, Inc.	6,425	8,738
MiMedx Group, Inc.*	5,183	84,327
Minerva Neurosciences, Inc.*	1,258	7,611
Miragen Therapeutics, Inc.*	632	5,688
Momenta Pharmaceuticals, Inc.*	3,677	61,957
Myriad Genetics, Inc.*	3,216	98,056
NantKwest, Inc.*	1,529	9,526
Natera, Inc.*	1,572	19,414
NewLink Genetics Corp.*	1,096	8,900
Novavax, Inc.*	14,096	14,801
Novelion Therapeutics, Inc.*	757	5,382
Nymox Pharmaceutical Corp.*	1,428	5,326
Oncocyte Corp.*	180	1,017
Organovo Holdings, Inc.*	4,936	10,267
Otonomy, Inc.*	1,412	5,083
Ovid therapeutics, Inc.*	253	2,383
PDL BioPharma, Inc.*	7,963	24,845
Pieris Pharmaceuticals, Inc.*	1,720	9,477
Portola Pharmaceuticals, Inc.*	2,488	157,864
Progenics Pharmaceuticals, Inc.*	3,542	23,838
Protagonist Therapeutics, Inc.*	470	7,675
Prothena Corp. plc*	1,923	118,149
PTC Therapeutics, Inc.*	1,669	34,632
Puma Biotechnology, Inc.*	1,438	133,015
Ra Pharmaceuticals, Inc.*	589	8,841
Radius Health, Inc.*	1,863	70,105
Recro Pharma, Inc.*	682	5,135
REGENXBIO, Inc.*	1,378	31,349
Repligen Corp.*	1,716	74,938
Retrophin, Inc.*	1,914	46,702
Rigel Pharmaceuticals, Inc.*	6,190	15,784
Sage Therapeutics, Inc.*	1,731	142,375
Sangamo Therapeutics, Inc.*	3,573	47,700
Sarepta Therapeutics, Inc.*	2,964	119,420

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Selecta Biosciences, Inc.*	587	10,478
Seres Therapeutics, Inc.*	1,024	14,367
Spark Therapeutics, Inc.*	1,336	109,993
Spectrum Pharmaceuticals, Inc.*	3,900	38,064
Stemline Therapeutics, Inc.*	1,131	10,236
Strongbridge Biopharma plc*	1,098	7,357
Syndax Pharmaceuticals, Inc.*	441	5,116
Synergy Pharmaceuticals, Inc.*	11,355	33,838
Syros Pharmaceuticals, Inc.*	626	12,251
TG Therapeutics, Inc.*	2,430	30,861
Tocagen, Inc.*	421	5,856
Trevena, Inc.*	2,743	6,583
Ultragenyx Pharmaceutical, Inc.*	1,982	113,093
Vanda Pharmaceuticals, Inc.*	2,205	37,926
VBI Vaccines, Inc.*	1,086	3,888
Veracyte, Inc.*	1,186	9,713
Versartis, Inc.*	1,633	31,027
Voyager Therapeutics, Inc.*	729	7,028
vTv Therapeutics, Inc., Class A*	355	1,928
XBiotech, Inc.*	967	4,951
Xencor, Inc.*	1,907	41,229
ZIOPHARM Oncology, Inc.*	6,579	42,040
		5,888,831
Building Products - 0.7%
AAON, Inc.	2,075	67,645
Advanced Drainage Systems, Inc.	1,768	34,388
American Woodmark Corp.*	706	58,457
Apogee Enterprises, Inc.	1,418	61,966
Armstrong Flooring, Inc.*	1,167	17,412
Builders FirstSource, Inc.*	4,846	78,893
Caesarstone Ltd.*	1,136	32,916
Continental Building Products, Inc.*	1,979	48,189
CSW Industrials, Inc.*	725	30,341
Gibraltar Industries, Inc.*	1,590	46,507
Griffon Corp.	1,468	27,231
Insteel Industries, Inc.	911	22,839
JELD-WEN Holding, Inc.*	1,127	34,396
Masonite International Corp.*	1,491	94,380
NCI Building Systems, Inc.*	2,002	33,633
Patrick Industries, Inc.*	810	59,940
PGT Innovations, Inc.*	2,423	31,984
Ply Gem Holdings, Inc.*	1,111	17,276
Quanex Building Products Corp.	1,720	33,712
Simpson Manufacturing Co., Inc.	2,065	90,406
Trex Co., Inc.*	1,480	112,480
Universal Forest Products, Inc.	1,002	87,384
		1,122,375
Capital Markets - 0.7%
Actua Corp.*	1,530	19,584
Arlington Asset Investment Corp., Class A	1,158	14,961
Artisan Partners Asset Management, Inc., Class A	2,231	68,492
Associated Capital Group, Inc., Class A	252	8,656
B. Riley Financial, Inc.	684	11,218
BlackRock Capital Investment Corp.	2	14
Cohen & Steers, Inc.	1,069	40,451
Cowen, Inc.*	1,298	21,092
Diamond Hill Investment Group, Inc.	159	31,216
Donnelley Financial Solutions, Inc.*	1,321	28,283
Evercore, Inc., Class A	2,048	154,522
Fifth Street Asset Management, Inc.	354	1,451
Financial Engines, Inc.	2,932	96,903
GAIN Capital Holdings, Inc.	1,812	11,416
GAMCO Investors, Inc., Class A	228	6,719
Greenhill & Co., Inc.	1,372	20,649
Hamilton Lane, Inc., Class A	691	16,197
Hercules Capital, Inc.	6	73
Houlihan Lokey, Inc.	1,112	40,088
INTL. FCStone, Inc.*	759	26,937
Investment Technology Group, Inc.	1,646	33,068
Ladenburg Thalmann Financial Services, Inc.*	5,090	13,081
Medley Management, Inc., Class A	271	1,680
Moelis & Co., Class A	1,257	49,526
OM Asset Management plc	2,768	39,112
Oppenheimer Holdings, Inc., Class A	491	7,979
Piper Jaffray Cos.	721	39,979
PJT Partners, Inc., Class A	906	35,026
Prospect Capital Corp.	3	20
Pzena Investment Management, Inc., Class A	846	8,375
Safeguard Scientifics, Inc.*	1,014	12,371
Silvercrest Asset Management Group, Inc., Class A	357	4,373
Stifel Financial Corp.	3,339	159,459
Value Line, Inc.	55	878
Virtu Financial, Inc., Class A	1,235	22,168
Virtus Investment Partners, Inc.	336	35,616
Waddell & Reed Financial, Inc., Class A	4,070	75,743
Westwood Holdings Group, Inc.	406	24,819
Wins Finance Holdings, Inc.*(c)	74	1,431
WisdomTree Investments, Inc.	5,777	52,975
		1,236,601
Chemicals - 1.2%
A Schulman, Inc.	1,431	43,502
Advanced Emissions Solutions, Inc.	1,056	10,961
AdvanSix, Inc.*	1,501	47,927
AgroFresh Solutions, Inc.*	1,103	7,853
American Vanguard Corp.	1,438	29,119
Balchem Corp.	1,587	118,962
Calgon Carbon Corp.	2,531	30,878
Chase Corp.	358	33,473
Codexis, Inc.*	2,042	11,333
Core Molding Technologies, Inc.	368	7,570
Ferro Corp.*	4,194	80,818
Flotek Industries, Inc.*	2,771	14,354
FutureFuel Corp.	1,253	16,890
GCP Applied Technologies, Inc.*	3,592	101,474
Hawkins, Inc.	483	17,219
HB Fuller Co.	2,527	126,830
Ingevity Corp.*	2,131	134,189
Innophos Holdings, Inc.	969	44,245
Innospec, Inc.	1,200	66,600
Intrepid Potash, Inc.*	4,742	17,593
KMG Chemicals, Inc.	462	22,185
Koppers Holdings, Inc.*	1,033	40,494
Kraton Corp.*	1,501	49,278
Kronos Worldwide, Inc.	1,136	23,776
LSB Industries, Inc.*	1,089	6,643
Minerals Technologies, Inc.	1,761	112,704
OMNOVA Solutions, Inc.*	2,164	18,827
PolyOne Corp.	4,078	147,379
Quaker Chemical Corp.	651	90,632
Rayonier Advanced Materials, Inc.	2,147	29,457
Sensient Technologies Corp.	2,218	160,029
Stepan Co.	1,000	77,360
Trecora Resources*	984	11,956
Tredegar Corp.	1,294	21,092
Trinseo SA	2,223	148,719
Tronox Ltd., Class A	3,256	67,367
Valhi, Inc.	1,266	2,760
		1,992,448
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	2,801	124,448
ACCO Brands Corp.*	5,417	59,316
Advanced Disposal Services, Inc.*	1,250	29,800
Aqua Metals, Inc.*	833	6,173
ARC Document Solutions, Inc.*	2,002	7,067
Brady Corp., Class A	2,327	77,605
Brink’s Co. (The)	2,297	180,200
Casella Waste Systems, Inc., Class A*	1,959	32,931

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
CECO Environmental Corp.	1,495	11,168
CompX International, Inc.	83	1,249
Covanta Holding Corp.	5,871	84,249
Deluxe Corp.	2,428	168,382
Ennis, Inc.	1,253	23,932
Essendant, Inc.	1,872	22,202
Healthcare Services Group, Inc.	3,569	182,733
Heritage-Crystal Clean, Inc.*	710	13,845
Herman Miller, Inc.	2,989	100,580
HNI Corp.	2,211	81,033
Hudson Technologies, Inc.*	1,837	16,349
InnerWorkings, Inc.*	2,266	23,725
Interface, Inc.	3,117	59,223
Kimball International, Inc., Class B	1,826	30,969
Knoll, Inc.	2,422	43,717
LSC Communications, Inc.	1,675	26,984
Matthews International Corp., Class A	1,567	94,412
McGrath RentCorp	1,173	47,354
Mobile Mini, Inc.	2,202	66,611
MSA Safety, Inc.	1,669	121,603
Multi-Color Corp.	684	54,583
NL Industries, Inc.*	418	3,156
Quad/Graphics, Inc.	1,571	29,943
RR Donnelley & Sons Co.	3,513	32,425
SP Plus Corp.*	871	32,140
Steelcase, Inc., Class A	4,289	56,615
Team, Inc.*	1,466	18,105
Tetra Tech, Inc.	2,864	122,006
UniFirst Corp.	765	109,854
US Ecology, Inc.	1,094	56,232
Viad Corp.	1,013	55,664
VSE Corp.	432	22,529
West Corp.	2,167	50,643
		2,381,755
Communications Equipment - 1.1%
Acacia Communications, Inc.*	926	45,216
ADTRAN, Inc.	2,433	53,769
Aerohive Networks, Inc.*	1,573	5,427
Applied Optoelectronics, Inc.*	919	54,331
CalAmp Corp.*	1,732	32,111
Calix, Inc.*	2,151	10,540
Ciena Corp.*	7,067	152,718
Clearfield, Inc.*	583	7,113
Comtech Telecommunications Corp.	1,150	22,505
Digi International, Inc.*	1,325	12,190
EMCORE Corp.*	1,349	12,276
Extreme Networks, Inc.*	5,467	62,488
Finisar Corp.*	5,587	134,926
Harmonic, Inc.*	3,972	12,909
Infinera Corp.*	7,250	61,335
InterDigital, Inc.	1,734	123,721
KVH Industries, Inc.*	780	9,204
Lumentum Holdings, Inc.*	3,053	173,563
NETGEAR, Inc.*	1,616	77,568
NetScout Systems, Inc.*	4,452	145,803
Oclaro, Inc.*	8,295	69,761
Plantronics, Inc.	1,668	71,107
Quantenna Communications, Inc.*	1,058	19,658
ShoreTel, Inc.*	3,420	25,479
Sonus Networks, Inc.*	2,377	16,425
Ubiquiti Networks, Inc.*	1,158	69,005
ViaSat, Inc.*	2,667	169,648
Viavi Solutions, Inc.*	11,466	115,119
		1,765,915
Construction & Engineering - 0.7%
Aegion Corp.*	1,666	36,102
Ameresco, Inc., Class A*	935	6,779
Argan, Inc.	728	46,119
Chicago Bridge & Iron Co. NV	5,048	62,292
Comfort Systems USA, Inc.	1,845	62,822
Dycom Industries, Inc.*	1,528	123,279
EMCOR Group, Inc.	2,953	195,016
Granite Construction, Inc.	1,988	109,797
Great Lakes Dredge & Dock Corp.*	2,844	11,518
HC2 Holdings, Inc.*	2,041	9,307
IES Holdings, Inc.*	434	7,161
KBR, Inc.	7,210	117,307
Layne Christensen Co.*	904	9,709
MasTec, Inc.*	3,335	136,068
MYR Group, Inc.*	800	20,648
Northwest Pipe Co.*	478	8,767
NV5 Global, Inc.*	397	19,155
Orion Group Holdings, Inc.*	1,356	8,190
Primoris Services Corp.	1,975	56,505
Sterling Construction Co., Inc.*	1,294	15,244
Tutor Perini Corp.*	1,873	48,979
		1,110,764
Construction Materials - 0.1%
Forterra, Inc.*	935	3,104
Summit Materials, Inc., Class A*	5,362	158,394
United States Lime & Minerals, Inc.	99	7,915
US Concrete, Inc.*	763	61,078
		230,491
Consumer Finance - 0.4%
Elevate Credit, Inc.*	721	4,564
Encore Capital Group, Inc.*	1,202	48,501
Enova International, Inc.*	1,656	19,706
EZCORP, Inc., Class A*	2,500	22,625
FirstCash, Inc.	2,377	139,530
Green Dot Corp., Class A*	2,289	110,284
LendingClub Corp.*	15,928	98,594
Nelnet, Inc., Class A	999	47,383
PRA Group, Inc.*	2,300	66,470
Regional Management Corp.*	511	11,216
World Acceptance Corp.*	295	22,072
		590,945
Containers & Packaging - 0.1%
Greif, Inc., Class A	1,279	77,315
Greif, Inc., Class B	282	17,808
Myers Industries, Inc.	1,157	21,752
UFP Technologies, Inc.*	323	8,592
		125,467
Distributors - 0.0%(b)
Core-Mark Holding Co., Inc.	2,284	61,805
VOXX International Corp.*	1,004	8,132
Weyco Group, Inc.	316	8,706
		78,643
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc.	3,117	106,601
American Public Education, Inc.*	792	14,612
Ascent Capital Group, Inc., Class A*	551	5,472
Bridgepoint Education, Inc.*	923	8,150
Cambium Learning Group, Inc.*	692	4,055
Capella Education Co.	576	38,794
Career Education Corp.*	3,388	32,559
Carriage Services, Inc.	770	18,857
Chegg, Inc.*	4,189	59,442
Collectors Universe, Inc.	375	9,011
Grand Canyon Education, Inc.*	2,350	192,818
Houghton Mifflin Harcourt Co.*	5,180	52,836
K12, Inc.*	1,706	30,572
Laureate Education, Inc., Class A*	1,781	26,074
Liberty Tax, Inc.	343	4,613
Regis Corp.*	1,780	23,638
Sotheby’s*	1,908	85,612
Strayer Education, Inc.	532	42,565
Weight Watchers International, Inc.*	1,402	65,628
		821,909
Diversified Financial Services - 0.1%
FNFV Group*	3,157	53,196
Marlin Business Services Corp.	440	11,484
NewStar Financial, Inc.	1,545	16,562
On Deck Capital, Inc.*	2,470	11,930

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Tiptree, Inc.	1,229	7,866
		101,038
Diversified Telecommunication Services - 0.4%
ATN International, Inc.	531	32,163
Cincinnati Bell, Inc.*	2,103	44,268
Cogent Communications Holdings, Inc.	2,084	97,114
Consolidated Communications Holdings, Inc.	3,274	60,400
Frontier Communications Corp.	3,940	53,071
General Communication, Inc., Class A*	1,333	57,492
Globalstar, Inc.*	22,242	42,705
Hawaiian Telcom Holdco, Inc.*	299	9,096
IDT Corp., Class B	871	12,812
Intelsat SA*	1,816	7,010
Iridium Communications, Inc.*	4,197	46,587
Lumos Networks Corp.*	1,102	19,814
Ooma, Inc.*	849	8,320
ORBCOMM, Inc.*	3,281	36,288
pdvWireless, Inc.*	473	13,835
Straight Path Communications, Inc., Class B*	430	76,759
Vonage Holdings Corp.*	10,007	83,058
Windstream Holdings, Inc.	9,546	19,760
		720,552
Electric Utilities - 0.7%
ALLETE, Inc.	2,563	198,197
El Paso Electric Co.	2,025	112,489
Genie Energy Ltd., Class B	676	4,158
IDACORP, Inc.	2,531	225,208
MGE Energy, Inc.	1,751	111,364
Otter Tail Corp.	1,970	82,346
PNM Resources, Inc.	3,998	169,515
Portland General Electric Co.	4,481	212,892
Spark Energy, Inc., Class A	578	9,161
		1,125,330
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	331	8,371
Atkore International Group, Inc.*	1,643	27,372
AZZ, Inc.	1,300	63,570
Babcock & Wilcox Enterprises, Inc.*	2,451	5,539
Encore Wire Corp.	1,015	43,543
Energous Corp.*	943	8,949
EnerSys	2,186	140,123
Generac Holdings, Inc.*	3,082	124,451
General Cable Corp.	2,466	41,799
LSI Industries, Inc.	1,214	6,908
Plug Power, Inc.*	11,190	23,947
Powell Industries, Inc.	441	12,555
Preformed Line Products Co.	153	7,994
Revolution Lighting Technologies, Inc.*	617	4,572
Sunrun, Inc.*	4,256	28,515
Thermon Group Holdings, Inc.*	1,614	26,663
TPI Composites, Inc.*	535	10,882
Vicor Corp.*	839	16,319
Vivint Solar, Inc.*	1,304	6,194
		608,266
Electronic Equipment, Instruments & Components - 1.7%
Akoustis Technologies, Inc.*	435	2,923
Anixter International, Inc.*	1,454	107,305
AVX Corp.	2,308	40,275
Badger Meter, Inc.	1,406	64,535
Bel Fuse, Inc., Class B	482	12,291
Belden, Inc.	2,108	162,464
Benchmark Electronics, Inc.*	2,504	81,380
Control4 Corp.*	1,222	30,257
CTS Corp.	1,601	36,023
Daktronics, Inc.	1,778	17,122
Electro Scientific Industries, Inc.*	1,580	19,466
ePlus, Inc.*	658	55,075
Fabrinet*	1,818	70,611
FARO Technologies, Inc.*	830	28,594
Fitbit, Inc., Class A*	8,748	52,750
II-VI, Inc.*	3,038	108,912
Insight Enterprises, Inc.*	1,784	71,503
Iteris, Inc.*	1,180	7,576
Itron, Inc.*	1,712	124,291
KEMET Corp.*	2,288	54,706
Kimball Electronics, Inc.*	1,329	25,317
Knowles Corp.*	4,415	64,768
Littelfuse, Inc.	1,128	209,988
Maxwell Technologies, Inc.*	1,807	10,065
Mesa Laboratories, Inc.	160	21,851
Methode Electronics, Inc.	1,793	73,334
MicroVision, Inc.*	3,416	8,096
MTS Systems Corp.	842	40,753
Napco Security Technologies, Inc.*	596	4,679
Novanta, Inc.*	1,604	62,716
OSI Systems, Inc.*	872	72,428
Park Electrochemical Corp.	964	17,506
PC Connection, Inc.	579	14,770
PCM, Inc.*	503	6,614
Plexus Corp.*	1,682	87,599
Radisys Corp.*	1,846	2,898
Rogers Corp.*	903	107,051
Sanmina Corp.*	3,698	138,490
ScanSource, Inc.*	1,242	48,749
SYNNEX Corp.	1,453	173,793
Systemax, Inc.	575	14,053
Tech Data Corp.*	1,757	193,780
TTM Technologies, Inc.*	4,627	65,888
VeriFone Systems, Inc.*	5,579	110,297
Vishay Intertechnology, Inc.	6,746	119,404
Vishay Precision Group, Inc.*	508	11,100
		2,854,046
Energy Equipment & Services - 0.7%
Archrock, Inc.	3,500	35,700
Atwood Oceanics, Inc.*	3,843	25,249
Basic Energy Services, Inc.*	872	12,417
Bristow Group, Inc.	1,621	13,357
C&J Energy Services, Inc.*	2,324	58,704
CARBO Ceramics, Inc.*	1,150	7,544
Diamond Offshore Drilling, Inc.*	3,240	36,806
Dril-Quip, Inc.*	1,898	71,270
Ensco plc, Class A	15,266	64,881
Era Group, Inc.*	986	8,687
Exterran Corp.*	1,608	44,606
Fairmount Santrol Holdings, Inc.*	7,769	23,773
Forum Energy Technologies, Inc.*	3,456	40,090
Frank’s International NV	2,495	15,669
Geospace Technologies Corp.*	656	9,899
Gulf Island Fabrication, Inc.	684	7,661
Helix Energy Solutions Group, Inc.*	7,044	44,166
Independence Contract Drilling, Inc.*	1,716	5,526
Keane Group, Inc.*	1,557	20,163
Key Energy Services, Inc.*	517	6,581
Mammoth Energy Services, Inc.*	403	5,553
Matrix Service Co.*	1,315	15,583
McDermott International, Inc.*	14,185	87,096
Natural Gas Services Group, Inc.*	621	14,656
NCS Multistage Holdings, Inc.*	553	10,927
Newpark Resources, Inc.*	4,376	35,227
Noble Corp. plc*	12,231	39,873
Nordic American Offshore Ltd.	220	266
Oil States International, Inc.*	2,572	55,941
Parker Drilling Co.*	6,726	7,399
PHI, Inc. (Non-Voting)*	584	6,418
Pioneer Energy Services Corp.*	3,814	6,484
ProPetro Holding Corp.*	1,265	14,560
RigNet, Inc.*	661	10,576
Rowan Cos. plc, Class A*	5,843	56,969
SEACOR Holdings, Inc.*	809	31,041
SEACOR Marine Holdings, Inc.*	813	10,415

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Select Energy Services, Inc., Class A*	195	2,749
Smart Sand, Inc.*	1,095	6,537
Solaris Oilfield Infrastructure, Inc., Class A*	506	7,165
Superior Energy Services, Inc.*	7,626	62,838
Tesco Corp.*	2,323	10,221
TETRA Technologies, Inc.*	5,734	11,812
Unit Corp.*	2,594	41,296
US Silica Holdings, Inc.	4,091	111,316
Willbros Group, Inc.*	2,195	4,829
		1,220,496
Equity Real Estate Investment Trusts (REITs) - 4.1%
Acadia Realty Trust	4,208	120,728
Agree Realty Corp.	1,272	63,753
Alexander’s, Inc.	107	44,800
Altisource Residential Corp.	2,485	30,093
American Assets Trust, Inc.	2,023	82,174
Armada Hoffler Properties, Inc.	2,239	29,935
Ashford Hospitality Prime, Inc.	1,328	12,775
Ashford Hospitality Trust, Inc.	3,850	23,909
Bluerock Residential Growth REIT, Inc.	1,150	11,650
CareTrust REIT, Inc.	3,610	69,637
CatchMark Timber Trust, Inc., Class A	1,939	22,357
CBL & Associates Properties, Inc.	8,444	67,552
Cedar Realty Trust, Inc.	4,138	20,856
Chatham Lodging Trust	1,893	38,390
Chesapeake Lodging Trust	2,963	75,823
City Office REIT, Inc.	1,480	18,929
Clipper Realty, Inc.	749	8,359
Community Healthcare Trust, Inc.	627	16,653
CorEnergy Infrastructure Trust, Inc.	596	19,461
Cousins Properties, Inc.	20,944	195,826
DiamondRock Hospitality Co.	10,019	110,109
Easterly Government Properties, Inc.	1,862	37,352
EastGroup Properties, Inc.	1,663	147,774
Education Realty Trust, Inc.	3,683	142,311
Farmland Partners, Inc.	1,596	14,141
First Industrial Realty Trust, Inc.	5,832	180,675
First Potomac Realty Trust	2,909	32,377
Four Corners Property Trust, Inc.	3,031	77,018
Franklin Street Properties Corp.	5,235	52,193
GEO Group, Inc. (The)	6,131	169,461
Getty Realty Corp.	1,361	37,509
Gladstone Commercial Corp.	1,247	26,686
Global Medical REIT, Inc.	741	6,261
Global Net Lease, Inc.	3,353	72,626
Government Properties Income Trust	4,736	87,853
Gramercy Property Trust	7,579	230,856
Healthcare Realty Trust, Inc.	5,786	192,558
Hersha Hospitality Trust	1,943	36,023
Independence Realty Trust, Inc.	3,477	35,778
InfraREIT, Inc.	2,126	47,814
Investors Real Estate Trust	6,106	38,346
iStar, Inc.*	3,487	40,484
Jernigan Capital, Inc.	464	9,020
Kite Realty Group Trust	4,148	83,458
LaSalle Hotel Properties	5,702	161,823
Lexington Realty Trust	10,851	106,991
LTC Properties, Inc.	1,971	95,850
Mack-Cali Realty Corp.	4,536	103,829
MedEquities Realty Trust, Inc.	1,435	16,459
Monmouth Real Estate Investment Corp.	3,475	56,469
Monogram Residential Trust, Inc.	8,434	101,208
National Health Investors, Inc.	1,990	159,558
National Storage Affiliates Trust	2,219	49,528
New Senior Investment Group, Inc.	4,112	37,954
NexPoint Residential Trust, Inc.	862	20,085
NorthStar Realty Europe Corp.	2,727	33,897
One Liberty Properties, Inc.	721	17,311
Parkway, Inc.	2,122	48,721
Pebblebrook Hotel Trust	3,449	115,852
Pennsylvania REIT	3,429	34,393
Physicians Realty Trust	8,732	163,550
Potlatch Corp.	2,026	96,843
Preferred Apartment Communities, Inc., Class A	1,529	27,813
PS Business Parks, Inc.	990	133,759
QTS Realty Trust, Inc., Class A	2,353	127,486
Quality Care Properties, Inc.*	4,735	64,964
RAIT Financial Trust	4,598	3,803
Ramco-Gershenson Properties Trust	3,937	51,772
Retail Opportunity Investments Corp.	5,424	107,612
Rexford Industrial Realty, Inc.	3,316	99,646
RLJ Lodging Trust	8,499	171,510
Ryman Hospitality Properties, Inc.	2,215	131,615
Sabra Health Care REIT, Inc.	7,968	174,101
Saul Centers, Inc.	558	33,815
Select Income REIT	3,172	73,622
Seritage Growth Properties, Class A	1,257	60,411
STAG Industrial, Inc.	4,475	125,255
Starwood Waypoint Homes*	5,063	188,495
Summit Hotel Properties, Inc.	5,124	76,040
Sunstone Hotel Investors, Inc.	11,060	174,748
Terreno Realty Corp.	2,453	88,921
Tier REIT, Inc.	2,389	43,981
UMH Properties, Inc.	1,395	22,069
Universal Health Realty Income Trust	635	48,076
Urban Edge Properties	4,893	123,059
Urstadt Biddle Properties, Inc., Class A	1,479	30,586
Washington Prime Group, Inc.	9,343	78,014
Washington REIT	3,868	127,102
Whitestone REIT	1,843	23,111
Xenia Hotels & Resorts, Inc.	5,392	107,624
		6,821,674
Food & Staples Retailing - 0.3%
Andersons, Inc. (The)	1,351	43,029
Chefs’ Warehouse, Inc. (The)*	982	16,939
Ingles Markets, Inc., Class A	706	15,497
Natural Grocers by Vitamin Cottage, Inc.*	451	2,535
Performance Food Group Co.*	3,561	98,996
PriceSmart, Inc.	1,107	89,944
Smart & Final Stores, Inc.*	1,132	7,981
SpartanNash Co.	1,880	46,323
SUPERVALU, Inc.*	1,921	38,401
United Natural Foods, Inc.*	2,540	88,265
Village Super Market, Inc., Class A	389	8,997
Weis Markets, Inc.	479	21,176
		478,083
Food Products - 0.7%
Alico, Inc.	156	4,992
Amplify Snack Brands, Inc.*	1,658	11,954
B&G Foods, Inc.	3,292	100,406
Calavo Growers, Inc.	803	53,921
Cal-Maine Foods, Inc.*	1,557	56,753
Darling Ingredients, Inc.*	8,222	143,063
Dean Foods Co.	4,554	50,094
Farmer Brothers Co.*	435	14,159
Fresh Del Monte Produce, Inc.	1,655	77,768
Freshpet, Inc.*	1,227	19,448
Hostess Brands, Inc.*	4,008	53,467
J&J Snack Foods Corp.	755	96,255
John B Sanfilippo & Son, Inc.	429	26,624
Lancaster Colony Corp.	942	109,715
Landec Corp.*	1,345	17,485
Lifeway Foods, Inc.*	235	2,045
Limoneira Co.	598	13,395
Omega Protein Corp.	1,104	17,443
Sanderson Farms, Inc.	1,009	148,848
Seneca Foods Corp., Class A*	348	10,370
Snyder’s-Lance, Inc.	4,310	153,091

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Tootsie Roll Industries, Inc.	848	31,673
		1,212,969
Gas Utilities - 0.8%
Chesapeake Utilities Corp.	792	62,924
Delta Natural Gas Co., Inc.	345	10,571
New Jersey Resources Corp.	4,307	188,001
Northwest Natural Gas Co.	1,424	94,411
ONE Gas, Inc.	2,616	196,828
RGC Resources, Inc.	335	9,229
South Jersey Industries, Inc.	4,000	143,520
Southwest Gas Holdings, Inc.	2,379	189,178
Spire, Inc.	2,366	180,999
WGL Holdings, Inc.	2,567	216,295
		1,291,956
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	1,098	50,750
Accuray, Inc.*	4,077	16,920
Analogic Corp.	628	44,933
AngioDynamics, Inc.*	1,829	31,148
Anika Therapeutics, Inc.*	720	38,664
Antares Pharma, Inc.*	7,194	21,654
AtriCure, Inc.*	1,589	35,641
Atrion Corp.	70	43,550
AxoGen, Inc.*	1,368	24,077
Cantel Medical Corp.	1,821	147,956
Cardiovascular Systems, Inc.*	1,599	46,963
Cerus Corp.*	5,165	12,138
ConforMIS, Inc.*	2,007	7,426
CONMED Corp.	1,375	68,200
Corindus Vascular Robotics, Inc.*	4,199	8,020
CryoLife, Inc.*	1,609	33,467
Cutera, Inc.*	662	24,593
Endologix, Inc.*	4,118	17,419
Entellus Medical, Inc.*	607	10,744
Exactech, Inc.*	535	16,344
FONAR Corp.*	305	9,028
GenMark Diagnostics, Inc.*	2,199	21,418
Glaukos Corp.*	1,434	54,133
Globus Medical, Inc., Class A*	3,533	106,803
Haemonetics Corp.*	2,624	112,884
Halyard Health, Inc.*	2,342	106,069
Heska Corp.*	323	32,856
ICU Medical, Inc.*	753	131,286
Inogen, Inc.*	853	81,717
Insulet Corp.*	2,911	169,013
Integer Holdings Corp.*	1,553	71,360
Integra LifeSciences Holdings Corp.*	3,086	157,355
Invacare Corp.	1,592	21,492
iRhythm Technologies, Inc.*	691	32,988
K2M Group Holdings, Inc.*	2,031	47,485
Lantheus Holdings, Inc.*	1,305	22,837
LeMaitre Vascular, Inc.	743	27,045
LivaNova plc*	2,431	152,132
Masimo Corp.*	2,246	189,517
Meridian Bioscience, Inc.	2,086	28,995
Merit Medical Systems, Inc.*	2,437	100,648
Natus Medical, Inc.*	1,624	54,566
Neogen Corp.*	1,858	128,016
Nevro Corp.*	1,387	119,532
Novocure Ltd.*	2,892	59,286
NuVasive, Inc.*	2,542	158,824
NxStage Medical, Inc.*	3,252	91,056
Obalon Therapeutics, Inc.*	431	3,875
OraSure Technologies, Inc.*	2,834	57,842
Orthofix International NV*	862	42,419
Oxford Immunotec Global plc*	1,133	17,924
Penumbra, Inc.*	1,468	126,248
Pulse Biosciences, Inc.*	456	9,134
Quidel Corp.*	1,390	48,567
Quotient Ltd.*	1,339	5,169
Rockwell Medical, Inc.*	2,399	15,162
RTI Surgical, Inc.*	2,736	12,312
Sientra, Inc.*	715	8,194
STAAR Surgical Co.*	2,048	24,474
Surmodics, Inc.*	654	17,004
Tactile Systems Technology, Inc.*	458	15,059
Utah Medical Products, Inc.	171	12,338
Varex Imaging Corp.*	1,887	57,610
ViewRay, Inc.*	1,465	7,706
Viveve Medical, Inc.*	750	4,253
Wright Medical Group NV*	5,236	154,986
		3,629,224
Health Care Providers & Services - 1.2%
AAC Holdings, Inc.*	574	5,332
Aceto Corp.	1,471	15,607
Addus HomeCare Corp.*	375	12,769
Almost Family, Inc.*	640	31,168
Amedisys, Inc.*	1,427	74,547
American Renal Associates Holdings, Inc.*	486	6,964
AMN Healthcare Services, Inc.*	2,362	88,221
BioScrip, Inc.*	5,816	17,622
BioTelemetry, Inc.*	1,407	52,270
Capital Senior Living Corp.*	1,230	15,289
Chemed Corp.	788	155,465
Civitas Solutions, Inc.*	805	15,376
Community Health Systems, Inc.*	4,765	36,405
CorVel Corp.*	474	24,601
Cross Country Healthcare, Inc.*	1,773	21,950
Diplomat Pharmacy, Inc.*	2,392	40,066
Ensign Group, Inc. (The)	2,412	49,542
Genesis Healthcare, Inc.*	1,865	1,940
HealthEquity, Inc.*	2,496	106,754
HealthSouth Corp.	4,475	204,731
Kindred Healthcare, Inc.	4,203	34,044
Landauer, Inc.	455	28,233
LHC Group, Inc.*	788	51,417
Magellan Health, Inc.*	1,191	96,352
Molina Healthcare, Inc.*	2,205	141,120
National HealthCare Corp.	562	35,035
National Research Corp., Class A	474	15,310
Owens & Minor, Inc.	3,044	85,049
PharMerica Corp.*	1,491	43,835
Providence Service Corp. (The)*	573	29,699
R1 RCM, Inc.*	5,022	16,573
RadNet, Inc.*	1,853	18,993
Select Medical Holdings Corp.*	5,378	100,031
Surgery Partners, Inc.*	945	9,214
Teladoc, Inc.*	2,695	90,417
Tenet Healthcare Corp.*	4,072	69,916
Tivity Health, Inc.*	1,830	71,736
Triple-S Management Corp., Class B*	1,171	28,935
US Physical Therapy, Inc.	606	36,299
		1,978,827
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc.*	9,098	119,548
Castlight Health, Inc., Class B*	3,204	12,495
Computer Programs & Systems, Inc.	560	16,856
Cotiviti Holdings, Inc.*	1,838	65,672
Evolent Health, Inc., Class A*	1,932	32,264
HealthStream, Inc.*	1,291	30,325
HMS Holdings Corp.*	4,200	74,424
Inovalon Holdings, Inc., Class A*	3,140	42,547
Medidata Solutions, Inc.*	2,824	211,687
NantHealth, Inc.*	893	2,474
Omnicell, Inc.*	1,839	94,341
Quality Systems, Inc.*	2,617	41,218
Simulations Plus, Inc.	548	7,946
Tabula Rasa HealthCare, Inc.*	467	10,615
Vocera Communications, Inc.*	1,400	38,990
		801,402
Hotels, Restaurants & Leisure - 1.8%
Belmond Ltd., Class A*	4,481	57,133
Biglari Holdings, Inc.*	51	15,186
BJ’s Restaurants, Inc.*	1,054	31,725

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Bloomin’ Brands, Inc.	4,983	84,761
Bob Evans Farms, Inc.	993	68,299
Bojangles’, Inc.*	868	11,588
Boyd Gaming Corp.	4,162	110,043
Brinker International, Inc.	2,465	76,957
Buffalo Wild Wings, Inc.*	807	82,919
Caesars Acquisition Co., Class A*	2,452	45,730
Caesars Entertainment Corp.*	2,854	33,106
Carrols Restaurant Group, Inc.*	1,728	18,835
Century Casinos, Inc.*	1,058	7,247
Cheesecake Factory, Inc. (The)	2,249	93,176
Churchill Downs, Inc.	678	132,481
Chuy’s Holdings, Inc.*	831	15,623
ClubCorp Holdings, Inc.	3,229	54,893
Cracker Barrel Old Country Store, Inc.	963	143,160
Dave & Buster’s Entertainment, Inc.*	2,108	123,234
Del Frisco’s Restaurant Group, Inc.*	1,094	15,316
Del Taco Restaurants, Inc.*	1,652	23,260
Denny’s Corp.*	3,431	41,035
DineEquity, Inc.	862	34,265
Drive Shack, Inc.	3,113	8,405
El Pollo Loco Holdings, Inc.*	1,018	11,554
Eldorado Resorts, Inc.*	2,310	53,130
Empire Resorts, Inc.*	171	3,993
Fiesta Restaurant Group, Inc.*	1,292	22,481
Fogo De Chao, Inc.*	472	5,971
Golden Entertainment, Inc.*	529	12,019
Habit Restaurants, Inc. (The), Class A*	1,011	13,143
ILG, Inc.	5,328	140,659
Inspired Entertainment, Inc.*	198	2,198
International Speedway Corp., Class A	1,250	44,562
J Alexander’s Holdings, Inc.*	645	6,386
Jack in the Box, Inc.	1,586	148,481
La Quinta Holdings, Inc.*	4,086	64,559
Lindblad Expeditions Holdings, Inc.*	1,004	11,164
Marcus Corp. (The)	936	23,306
Marriott Vacations Worldwide Corp.	1,098	127,763
Monarch Casino & Resort, Inc.*	542	19,279
Nathan’s Famous, Inc.*	143	8,373
Noodles & Co.*	586	2,256
Papa John’s International, Inc.	1,365	102,088
Penn National Gaming, Inc.*	4,244	94,174
Pinnacle Entertainment, Inc.*	2,650	51,675
Planet Fitness, Inc., Class A	4,221	107,087
Potbelly Corp.*	1,146	13,752
RCI Hospitality Holdings, Inc.	455	10,602
Red Lion Hotels Corp.*	830	5,810
Red Robin Gourmet Burgers, Inc.*	645	36,765
Red Rock Resorts, Inc., Class A	3,403	76,908
Ruby Tuesday, Inc.*	2,963	6,370
Ruth’s Hospitality Group, Inc.	1,498	29,286
Scientific Games Corp., Class A*	2,666	93,843
SeaWorld Entertainment, Inc.	3,428	44,495
Shake Shack, Inc., Class A*	1,099	33,981
Sonic Corp.	2,058	48,178
Speedway Motorsports, Inc.	583	12,132
Texas Roadhouse, Inc.	3,353	159,100
Wingstop, Inc.	1,455	47,157
Zoe’s Kitchen, Inc.*	956	12,304
		3,035,361
Household Durables - 0.8%
AV Homes, Inc.*	610	9,424
Bassett Furniture Industries, Inc.	509	18,248
Beazer Homes USA, Inc.*	1,566	23,349
Cavco Industries, Inc.*	428	57,587
Century Communities, Inc.*	956	21,558
CSS Industries, Inc.	447	11,971
Ethan Allen Interiors, Inc.	1,245	36,416
Flexsteel Industries, Inc.	381	17,336
GoPro, Inc., Class A*	5,354	49,310
Green Brick Partners, Inc.*	1,154	10,905
Helen of Troy Ltd.*	1,365	123,260
Hooker Furniture Corp.	568	22,862
Hovnanian Enterprises, Inc., Class A*	6,187	11,260
Installed Building Products, Inc.*	1,080	62,316
iRobot Corp.*	1,325	126,431
KB Home	4,203	89,944
La-Z-Boy, Inc.	2,419	57,693
LGI Homes, Inc.*	866	36,840
Libbey, Inc.	1,098	8,971
Lifetime Brands, Inc.	488	8,491
M/I Homes, Inc.*	1,195	29,397
MDC Holdings, Inc.	2,083	65,094
Meritage Homes Corp.*	1,928	78,470
NACCO Industries, Inc., Class A	204	14,790
New Home Co., Inc. (The)*	618	6,378
PICO Holdings, Inc.*	1,113	18,086
Taylor Morrison Home Corp., Class A*	3,063	61,934
TopBuild Corp.*	1,849	109,738
TRI Pointe Group, Inc.*	7,883	100,429
Universal Electronics, Inc.*	707	41,395
William Lyon Homes, Class A*	1,194	28,644
ZAGG, Inc.*	1,361	17,149
		1,375,676
Household Products - 0.2%
Central Garden & Pet Co.*	529	18,647
Central Garden & Pet Co., Class A*	1,767	60,237
HRG Group, Inc.*	5,957	94,061
Oil-Dri Corp. of America	251	10,216
Orchids Paper Products Co.	451	4,600
WD-40 Co.	692	75,394
		263,155
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp.*	5,738	14,058
Dynegy, Inc.*	5,535	52,140
NRG Yield, Inc., Class A	1,746	31,760
NRG Yield, Inc., Class C	3,192	59,052
Ormat Technologies, Inc.	1,985	114,018
Pattern Energy Group, Inc.	3,525	88,548
TerraForm Global, Inc., Class A*	4,470	22,574
TerraForm Power, Inc., Class A*	4,039	56,384
		438,534
Industrial Conglomerates - 0.0%(b)
Raven Industries, Inc.	1,811	50,708

Insurance - 1.4%
Ambac Financial Group, Inc.*	2,274	41,364
American Equity Investment Life Holding Co.	4,335	120,340
AMERISAFE, Inc.	957	51,487
AmTrust Financial Services, Inc.	4,271	52,960
Argo Group International Holdings Ltd.	1,452	87,410
Atlas Financial Holdings, Inc.*	528	8,897
Baldwin & Lyons, Inc., Class B	467	10,227
Blue Capital Reinsurance Holdings Ltd.	295	5,546
Citizens, Inc.*	2,333	17,567
CNO Financial Group, Inc.	8,573	191,607
Crawford & Co., Class B	599	5,942
Donegal Group, Inc., Class A	441	6,761
eHealth, Inc.*	779	18,914
EMC Insurance Group, Inc.	439	12,239
Employers Holdings, Inc.	1,592	67,103
Enstar Group Ltd.*	563	116,851
FBL Financial Group, Inc., Class A	496	33,728
Federated National Holding Co.	633	9,837
Fidelity & Guaranty Life	572	17,875
Genworth Financial, Inc., Class A*	25,184	86,381
Global Indemnity Ltd.*	414	16,734
Greenlight Capital Re Ltd., Class A*	1,510	33,597

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Hallmark Financial Services, Inc.*	678	6,949
HCI Group, Inc.	397	15,479
Health Insurance Innovations, Inc., Class A*	560	18,844
Heritage Insurance Holdings, Inc.	1,302	14,817
Horace Mann Educators Corp.	2,048	71,987
Independence Holding Co.	343	7,443
Infinity Property & Casualty Corp.	540	47,763
Investors Title Co.	73	12,839
James River Group Holdings Ltd.	903	36,012
Kemper Corp.	1,985	95,081
Kingstone Cos., Inc.	454	6,833
Kinsale Capital Group, Inc.	724	27,403
Maiden Holdings Ltd.	3,591	26,035
MBIA, Inc.*	6,279	63,167
National General Holdings Corp.	2,459	42,221
National Western Life Group, Inc., Class A	113	37,788
Navigators Group, Inc. (The)	1,031	57,530
NI Holdings, Inc.*	515	8,503
OneBeacon Insurance Group Ltd., Class A	1,010	18,402
Primerica, Inc.	2,282	174,687
RLI Corp.	1,930	103,294
Safety Insurance Group, Inc.	732	52,265
Selective Insurance Group, Inc.	2,883	145,303
State Auto Financial Corp.	796	19,693
State National Cos., Inc.	1,476	30,657
Stewart Information Services Corp.	1,056	38,100
Third Point Reinsurance Ltd.*	3,845	54,022
Trupanion, Inc.*	1,124	24,593
United Fire Group, Inc.	1,074	45,172
United Insurance Holdings Corp.	854	13,442
Universal Insurance Holdings, Inc.	1,588	34,063
WMIH Corp.*	9,692	12,115
		2,375,869
Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class A*	1,308	11,772
Duluth Holdings, Inc., Class B*	481	9,423
Etsy, Inc.*	5,796	94,880
FTD Cos., Inc.*	846	11,328
Gaia, Inc.*	439	4,895
Groupon, Inc.*	17,013	75,538
HSN, Inc.	1,616	59,307
Lands’ End, Inc.*	665	8,080
Liberty TripAdvisor Holdings, Inc., Class A*	3,638	48,567
Nutrisystem, Inc.	1,488	80,798
Overstock.com, Inc.*	840	18,438
PetMed Express, Inc.	989	35,871
Shutterfly, Inc.*	1,705	77,714
		536,611
Internet Software & Services - 1.8%
2U, Inc.*	2,193	109,869
Alarm.com Holdings, Inc.*	1,017	45,684
Alteryx, Inc., Class A*	445	10,498
Amber Road, Inc.*	1,004	8,092
Angie’s List, Inc.*	2,021	24,575
Appfolio, Inc., Class A*	400	17,160
Apptio, Inc., Class A*	889	15,824
Bankrate, Inc.*	2,365	32,755
Bazaarvoice, Inc.*	4,175	19,831
Benefitfocus, Inc.*	796	24,557
Blucora, Inc.*	2,067	47,128
Box, Inc., Class A*	3,934	77,185
Brightcove, Inc.*	1,698	11,971
Carbonite, Inc.*	1,237	24,740
Care.com, Inc.*	672	10,060
Cars.com, Inc.*	3,606	93,251
ChannelAdvisor Corp.*	1,269	14,720
Cimpress NV*	1,251	115,642
Cloudera, Inc.*	698	13,541
CommerceHub, Inc., Series A*	688	15,253
CommerceHub, Inc., Series C*	1,456	30,911
Cornerstone OnDemand, Inc.*	2,608	91,228
Coupa Software, Inc.*	1,493	45,477
DHI Group, Inc.*	2,428	4,735
Endurance International Group Holdings, Inc.*	2,904	22,361
Envestnet, Inc.*	2,157	95,879
Five9, Inc.*	2,610	56,115
Gogo, Inc.*	2,855	39,999
GrubHub, Inc.*	4,303	245,658
GTT Communications, Inc.*	1,551	49,244
Hortonworks, Inc.*	2,397	40,725
Instructure, Inc.*	1,064	31,494
Internap Corp.*	4,000	17,880
j2 Global, Inc.	2,327	175,177
Leaf Group Ltd.*	593	4,210
Limelight Networks, Inc.*	3,725	13,373
Liquidity Services, Inc.*	1,282	7,307
LivePerson, Inc.*	2,714	36,368
Meet Group, Inc. (The)*	3,353	13,144
MINDBODY, Inc., Class A*	1,845	43,634
MuleSoft, Inc., Class A*	756	16,481
New Relic, Inc.*	1,468	70,317
NIC, Inc.	3,212	52,516
Nutanix, Inc., Class A*	1,743	38,346
Okta, Inc.*	557	15,033
Ominto, Inc.*	711	2,311
Q2 Holdings, Inc.*	1,569	63,701
QuinStreet, Inc.*	1,832	9,801
Quotient Technology, Inc.*	3,689	55,335
Reis, Inc.	454	7,763
Rocket Fuel, Inc.*	1,771	4,587
Shutterstock, Inc.*	929	31,196
SPS Commerce, Inc.*	845	51,477
Stamps.com, Inc.*	793	151,661
TechTarget, Inc.*	982	9,761
Trade Desk, Inc. (The), Class A*	868	45,978
TrueCar, Inc.*	3,135	53,138
Tucows, Inc., Class A*	451	23,835
Twilio, Inc., Class A*	3,114	91,178
Veritone, Inc.*	126	1,961
Web.com Group, Inc.*	1,922	48,627
WebMD Health Corp.*	1,852	123,047
XO Group, Inc.*	1,232	22,940
Yelp, Inc.*	3,891	165,757
Yext, Inc.*	607	7,897
		2,961,899
IT Services - 1.1%
Acxiom Corp.*	3,913	91,134
Blackhawk Network Holdings, Inc.*	2,739	122,707
CACI International, Inc., Class A*	1,223	158,745
Cardtronics plc, Class A*	2,283	59,312
Cass Information Systems, Inc.	545	33,365
Convergys Corp.	4,707	110,615
CSG Systems International, Inc.	1,671	64,684
EPAM Systems, Inc.*	2,463	200,316
Everi Holdings, Inc.*	3,189	24,587
EVERTEC, Inc.	3,030	55,752
ExlService Holdings, Inc.*	1,639	92,243
Forrester Research, Inc.	503	20,497
Hackett Group, Inc. (The)	1,197	16,351
Information Services Group, Inc.*	1,623	6,086
ManTech International Corp., Class A	1,290	51,884
MAXIMUS, Inc.	3,217	195,529
MoneyGram International, Inc.*	1,458	22,978
Perficient, Inc.*	1,719	31,458
Planet Payment, Inc.*	2,114	8,372
Presidio, Inc.*	952	13,242
Science Applications International Corp.	2,194	162,093
ServiceSource International, Inc.*	3,795	13,358
StarTek, Inc.*	509	6,057
Sykes Enterprises, Inc.*	1,964	52,360

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Syntel, Inc.	1,656	29,907
TeleTech Holdings, Inc.	695	27,592
Travelport Worldwide Ltd.	6,218	94,141
Unisys Corp.*	2,521	19,538
Virtusa Corp.*	1,386	50,340
		1,835,243
Leisure Products - 0.2%
Acushnet Holdings Corp.	1,158	19,037
American Outdoor Brands Corp.*	2,815	45,941
Callaway Golf Co.	4,684	65,295
Clarus Corp.*	1,029	7,460
Escalade, Inc.	531	6,399
Johnson Outdoors, Inc., Class A	242	15,440
Malibu Boats, Inc., Class A*	902	24,327
Marine Products Corp.	392	6,107
MCBC Holdings, Inc.*	921	15,786
Nautilus, Inc.*	1,513	24,738
Sturm Ruger & Co., Inc.	859	39,342
Vista Outdoor, Inc.*	2,864	58,712
		328,584
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc.*	1,305	30,015
Cambrex Corp.*	1,627	84,767
Enzo Biochem, Inc.*	2,062	23,198
Fluidigm Corp.*	1,472	6,727
INC Research Holdings, Inc., Class A*	2,735	160,545
Luminex Corp.	2,043	39,491
Medpace Holdings, Inc.*	369	12,044
NanoString Technologies, Inc.*	887	13,704
NeoGenomics, Inc.*	2,794	28,247
Pacific Biosciences of California, Inc.*	4,199	20,785
PAREXEL International Corp.*	2,519	221,395
PRA Health Sciences, Inc.*	2,448	189,475
		830,393
Machinery - 2.1%
Actuant Corp., Class A	2,984	71,765
Alamo Group, Inc.	475	43,586
Albany International Corp., Class A	1,438	77,077
Altra Industrial Motion Corp.	1,436	66,128
American Railcar Industries, Inc.	363	13,068
Astec Industries, Inc.	1,067	53,009
Barnes Group, Inc.	2,518	157,425
Blue Bird Corp.*	364	6,625
Briggs & Stratton Corp.	2,090	43,765
Chart Industries, Inc.*	1,535	51,791
CIRCOR International, Inc.	827	39,713
Columbus McKinnon Corp.	971	32,072
Commercial Vehicle Group, Inc.*	1,260	7,484
DMC Global, Inc.	707	9,156
Douglas Dynamics, Inc.	1,106	38,599
Eastern Co. (The)	279	7,296
Energy Recovery, Inc.*	1,816	11,804
EnPro Industries, Inc.	1,060	74,698
ESCO Technologies, Inc.	1,276	69,478
ExOne Co. (The)*	557	4,506
Federal Signal Corp.	2,955	55,229
Franklin Electric Co., Inc.	2,320	89,436
FreightCar America, Inc.	608	11,041
Gencor Industries, Inc.*	406	6,252
Global Brass & Copper Holdings, Inc.	1,086	32,417
Gorman-Rupp Co. (The)	884	26,909
Graham Corp.	478	9,574
Greenbrier Cos., Inc. (The)	1,371	58,816
Hardinge, Inc.	579	7,926
Harsco Corp.*	4,027	68,862
Hillenbrand, Inc.	3,172	113,399
Hurco Cos., Inc.	306	10,756
Hyster-Yale Materials Handling, Inc.	517	36,800
John Bean Technologies Corp.	1,573	139,525
Kadant, Inc.	543	47,160
Kennametal, Inc.	4,022	140,770
LB Foster Co., Class A	417	7,965
Lindsay Corp.	525	45,449
Lydall, Inc.*	836	39,292
Manitowoc Co., Inc. (The)*	6,386	52,557
Meritor, Inc.*	4,195	83,313
Milacron Holdings Corp.*	2,247	35,840
Miller Industries, Inc.	552	13,855
Mueller Industries, Inc.	2,853	85,105
Mueller Water Products, Inc., Class A	7,720	92,563
Navistar International Corp.*	2,491	85,093
NN, Inc.	1,357	34,603
Omega Flex, Inc.	146	8,467
Proto Labs, Inc.*	1,242	89,176
RBC Bearings, Inc.*	1,159	127,803
REV Group, Inc.	633	15,945
Rexnord Corp.*	5,215	124,534
Spartan Motors, Inc.	1,711	15,741
SPX Corp.*	2,133	51,405
SPX FLOW, Inc.*	2,075	69,450
Standex International Corp.	631	60,229
Sun Hydraulics Corp.	1,183	56,677
Supreme Industries, Inc., Class A	697	14,595
Tennant Co.	883	53,819
Titan International, Inc.	2,494	21,398
TriMas Corp.*	2,280	55,176
Twin Disc, Inc.*	427	7,413
Wabash National Corp.	2,981	62,661
Watts Water Technologies, Inc., Class A	1,394	86,010
Woodward, Inc.	2,669	187,390
		3,417,441
Marine - 0.1%
Costamare, Inc.	1,830	11,474
Eagle Bulk Shipping, Inc.*	1,924	8,716
Genco Shipping & Trading Ltd.*	385	5,355
Matson, Inc.	2,146	55,367
Navios Maritime Holdings, Inc.*	4,497	6,925
Safe Bulkers, Inc.*	2,410	7,809
Scorpio Bulkers, Inc.*	2,942	23,683
		119,329
Media - 0.8%
AMC Entertainment Holdings, Inc., Class A	2,764	37,038
Beasley Broadcast Group, Inc., Class A	244	2,428
Central European Media Enterprises Ltd., Class A*	4,128	17,131
Clear Channel Outdoor Holdings, Inc., Class A	1,789	6,888
Daily Journal Corp.*	56	11,754
Emerald Expositions Events, Inc.	784	17,044
Entercom Communications Corp., Class A	1,402	14,441
Entravision Communications Corp., Class A	3,317	18,409
Eros International plc*	1,364	13,299
EW Scripps Co. (The), Class A*	2,897	51,798
Gannett Co., Inc.	5,725	48,605
Global Eagle Entertainment, Inc.*	2,558	7,904
Gray Television, Inc.*	3,206	45,846
Hemisphere Media Group, Inc.*	781	10,114
IMAX Corp.*	2,889	53,880
Liberty Media Corp.-Liberty Braves, Class C*	1,718	42,039
Liberty Media Corp-Liberty Braves, Class A*	498	12,156
Loral Space & Communications, Inc.*	644	29,238
MDC Partners, Inc., Class A*	2,783	28,387
Meredith Corp.	1,982	107,722
MSG Networks, Inc., Class A*	3,000	64,350
National CineMedia, Inc.	3,099	16,766

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
New Media Investment Group, Inc.	2,561	35,316
New York Times Co. (The), Class A	6,289	117,290
Nexstar Media Group, Inc., Class A	2,276	137,015
Reading International, Inc., Class A*	844	13,301
Saga Communications, Inc., Class A	189	7,721
Salem Media Group, Inc.	581	3,515
Scholastic Corp.	1,418	55,912
Sinclair Broadcast Group, Inc., Class A	3,617	109,414
Time, Inc.	5,015	65,947
Townsquare Media, Inc., Class A*	440	4,391
tronc, Inc.*	980	14,220
World Wrestling Entertainment, Inc., Class A	1,916	41,769
		1,263,048
Metals & Mining - 0.8%
AK Steel Holding Corp.*	15,800	88,480
Allegheny Technologies, Inc.*	5,444	113,399
Ampco-Pittsburgh Corp.	435	6,699
Carpenter Technology Corp.	2,323	94,151
Century Aluminum Co.*	2,497	48,741
Cleveland-Cliffs, Inc.*	14,926	124,781
Coeur Mining, Inc.*	9,072	79,380
Commercial Metals Co.	5,790	109,373
Compass Minerals International, Inc.	1,698	113,426
Gold Resource Corp.	2,627	10,482
Handy & Harman Ltd.*	148	4,840
Haynes International, Inc.	621	18,972
Hecla Mining Co.	19,741	104,232
Kaiser Aluminum Corp.	842	81,101
Klondex Mines Ltd.*	8,810	29,690
Materion Corp.	998	38,124
Olympic Steel, Inc.	460	8,395
Ramaco Resources, Inc.*	304	2,362
Ryerson Holding Corp.*	801	6,889
Schnitzer Steel Industries, Inc., Class A	1,325	35,642
SunCoke Energy, Inc.*	3,226	30,066
TimkenSteel Corp.*	1,985	29,438
Warrior Met Coal, Inc.	843	23,005
Worthington Industries, Inc.	2,255	112,660
		1,314,328
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AG Mortgage Investment Trust, Inc.	1,380	26,593
Anworth Mortgage Asset Corp.	4,748	28,773
Apollo Commercial Real Estate Finance, Inc.	4,607	83,341
Ares Commercial Real Estate Corp.	1,341	17,688
ARMOUR Residential REIT, Inc.	1,830	48,330
Capstead Mortgage Corp.	4,778	46,203
Cherry Hill Mortgage Investment Corp.	587	10,848
CYS Investments, Inc.	7,587	66,690
Dynex Capital, Inc.	2,312	16,531
Ellington Residential Mortgage REIT	416	6,086
Great Ajax Corp.	786	11,146
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,475	57,420
Invesco Mortgage Capital, Inc.	5,632	95,631
KKR Real Estate Finance Trust, Inc.	519	10,780
Ladder Capital Corp.	3,535	48,500
MTGE Investment Corp.	2,292	44,006
New York Mortgage Trust, Inc.	5,582	34,943
Orchid Island Capital, Inc.	1,670	16,149
Owens Realty Mortgage, Inc.	501	8,692
PennyMac Mortgage Investment Trust	3,305	57,143
Redwood Trust, Inc.	3,837	64,001
Resource Capital Corp.	1,511	15,639
Sutherland Asset Management Corp.	848	12,932
Western Asset Mortgage Capital Corp.	2,046	21,503
		849,568
Multiline Retail - 0.2%
Big Lots, Inc.	2,252	107,195
Dillard’s, Inc., Class A	759	46,147
Fred’s, Inc., Class A	1,801	10,662
JC Penney Co., Inc.*	15,538	60,132
Ollie’s Bargain Outlet Holdings, Inc.*	2,384	99,771
Sears Holdings Corp.*	595	4,885
		328,792
Multi-Utilities - 0.3%
Avista Corp.	3,225	165,765
Black Hills Corp.	2,680	188,618
NorthWestern Corp.	2,440	147,181
Unitil Corp.	696	34,703
		536,267
Oil, Gas & Consumable Fuels - 1.2%
Abraxas Petroleum Corp.*	7,587	12,898
Adams Resources & Energy, Inc.	109	3,779
Approach Resources, Inc.*	2,154	5,988
Arch Coal, Inc., Class A	1,098	87,697
Ardmore Shipping Corp.*	1,406	11,389
Bill Barrett Corp.*	3,780	11,302
Bonanza Creek Energy, Inc.*	1,018	26,458
California Resources Corp.*	2,135	16,653
Callon Petroleum Co.*	10,097	104,605
Carrizo Oil & Gas, Inc.*	3,131	42,081
Clean Energy Fuels Corp.*	6,836	16,270
Cloud Peak Energy, Inc.*	3,703	11,627
Contango Oil & Gas Co.*	1,182	5,425
CVR Energy, Inc.	791	16,943
Delek US Energy, Inc.	3,901	96,433
Denbury Resources, Inc.*	19,912	21,107
DHT Holdings, Inc.	3,862	14,482
Dorian LPG Ltd.*	945	6,483
Earthstone Energy, Inc.*	494	4,737
Eclipse Resources Corp.*	4,376	10,196
Energy XXI Gulf Coast, Inc.*	1,481	15,476
EP Energy Corp., Class A*	1,928	5,668
Evolution Petroleum Corp.	1,268	8,813
Frontline Ltd.	3,856	18,817
GasLog Ltd.	2,047	34,390
Gastar Exploration, Inc.*	8,742	5,160
Gener8 Maritime, Inc.*	2,363	10,634
Golar LNG Ltd.	4,813	104,346
Green Plains, Inc.	1,901	35,264
Halcon Resources Corp.*	3,061	18,948
Hallador Energy Co.	803	4,657
International Seaways, Inc.*	1,473	27,162
Isramco, Inc.*	37	4,166
Jagged Peak Energy, Inc.*	1,599	20,483
Jones Energy, Inc., Class A*	2,285	2,262
Lilis Energy, Inc.*	2,142	7,840
Matador Resources Co.*	4,497	106,039
Midstates Petroleum Co., Inc.*	561	8,129
Navios Maritime Acquisition Corp.	4,130	5,204
Nordic American Tankers Ltd.	5,008	23,738
Oasis Petroleum, Inc.*	11,787	86,045
Overseas Shipholding Group, Inc., Class A*	2,267	5,123
Pacific Ethanol, Inc.*	2,059	10,295
Panhandle Oil and Gas, Inc., Class A	786	16,585
Par Pacific Holdings, Inc.*	1,592	28,354
PDC Energy, Inc.*	3,311	130,222
Peabody Energy Corp.*	3,108	90,132
Penn Virginia Corp.*	715	27,527
Renewable Energy Group, Inc.*	1,906	23,063
Resolute Energy Corp.*	1,087	32,121
REX American Resources Corp.*	291	25,206
Ring Energy, Inc.*	2,272	27,082
Rosehill Resources, Inc.*	126	815

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Sanchez Energy Corp.*	3,552	15,558
SandRidge Energy, Inc.*	1,749	30,118
Scorpio Tankers, Inc.	8,258	33,610
SemGroup Corp., Class A	3,326	85,478
Ship Finance International Ltd.	2,997	39,111
SilverBow Resources, Inc.*	349	7,552
SRC Energy, Inc.*	10,062	79,389
Stone Energy Corp.*	977	23,643
Teekay Corp.	2,704	24,931
Teekay Tankers Ltd., Class A	6,108	8,612
Tellurian, Inc.*	2,777	25,659
Ultra Petroleum Corp.*	9,773	76,132
Uranium Energy Corp.*	6,834	9,021
W&T Offshore, Inc.*	4,696	8,969
Westmoreland Coal Co.*	927	2,160
WildHorse Resource Development Corp.*	1,002	10,932
		1,977,194
Paper & Forest Products - 0.4%
Boise Cascade Co.*	1,938	58,140
Clearwater Paper Corp.*	811	37,712
Deltic Timber Corp.	549	42,844
KapStone Paper and Packaging Corp.	4,355	97,422
Louisiana-Pacific Corp.*	7,286	185,647
Neenah Paper, Inc.	833	64,349
PH Glatfelter Co.	2,175	37,671
Schweitzer-Mauduit International, Inc.	1,525	57,843
Verso Corp., Class A*	1,688	8,980
		590,608
Personal Products - 0.1%
elf Beauty, Inc.*	1,037	21,456
Inter Parfums, Inc.	866	34,164
Medifast, Inc.	531	30,065
Natural Health Trends Corp.	368	7,426
Nature’s Sunshine Products, Inc.	538	5,676
Revlon, Inc., Class A*	591	9,988
USANA Health Sciences, Inc.*	581	34,395
		143,170
Pharmaceuticals - 1.2%
Aclaris Therapeutics, Inc.*	1,009	26,163
Aerie Pharmaceuticals, Inc.*	1,520	87,172
Amphastar Pharmaceuticals, Inc.*	1,817	29,090
ANI Pharmaceuticals, Inc.*	402	19,296
Aratana Therapeutics, Inc.*	2,028	11,580
Assembly Biosciences, Inc.*	702	19,031
Catalent, Inc.*	6,302	260,210
Cempra, Inc.*	2,399	7,317
Clearside Biomedical, Inc.*	1,035	7,235
Collegium Pharmaceutical, Inc.*	1,135	11,395
Corcept Therapeutics, Inc.*	4,564	76,082
Corium International, Inc.*	996	8,516
Depomed, Inc.*	2,857	17,371
Dermira, Inc.*	1,908	45,010
Durect Corp.*	6,865	10,915
Horizon Pharma plc*	8,176	111,848
Impax Laboratories, Inc.*	3,676	79,585
Innoviva, Inc.*	3,801	53,366
Intersect ENT, Inc.*	1,301	40,201
Intra-Cellular Therapies, Inc.*	1,691	31,199
Lannett Co., Inc.*	1,409	24,728
Medicines Co. (The)*	3,456	126,801
MyoKardia, Inc.*	865	37,498
Nektar Therapeutics*	7,422	156,085
Neos Therapeutics, Inc.*	964	8,049
Novus Therapeutics, Inc.*	2	7
Ocular Therapeutix, Inc.*	1,129	7,067
Omeros Corp.*	2,085	42,680
Pacira Pharmaceuticals, Inc.*	1,968	74,981
Paratek Pharmaceuticals, Inc.*	1,180	33,276
Phibro Animal Health Corp., Class A	949	33,689
Prestige Brands Holdings, Inc.*	2,670	135,396
Reata Pharmaceuticals, Inc., Class A*	426	12,886
Revance Therapeutics, Inc.*	1,123	27,570
SciClone Pharmaceuticals, Inc.*	2,600	28,600
Sucampo Pharmaceuticals, Inc., Class A*	1,210	14,217
Supernus Pharmaceuticals, Inc.*	2,372	108,638
Teligent, Inc.*	2,059	14,228
Tetraphase Pharmaceuticals, Inc.*	1,895	13,227
TherapeuticsMD, Inc.*	7,815	46,890
Theravance Biopharma, Inc.*	2,091	68,313
WaVe Life Sciences Ltd.*	595	13,982
Zogenix, Inc.*	1,241	14,706
Zynerba Pharmaceuticals, Inc.*	571	3,626
		1,999,722
Professional Services - 0.7%
Acacia Research Corp.*	2,478	8,053
Advisory Board Co. (The)*	2,024	107,778
Barrett Business Services, Inc.	354	18,259
BG Staffing, Inc.	347	5,611
CBIZ, Inc.*	2,561	38,799
Cogint, Inc.*	1,014	4,969
CRA International, Inc.	418	15,688
Exponent, Inc.	1,284	87,440
Franklin Covey Co.*	486	9,137
FTI Consulting, Inc.*	2,063	69,956
GP Strategies Corp.*	629	17,989
Heidrick & Struggles International, Inc.	919	16,772
Hill International, Inc.*	1,708	8,113
Huron Consulting Group, Inc.*	1,098	33,215
ICF International, Inc.*	898	43,149
Insperity, Inc.	917	73,635
Kelly Services, Inc., Class A	1,529	33,072
Kforce, Inc.	1,174	21,132
Korn/Ferry International	2,564	85,432
Mistras Group, Inc.*	866	16,376
Navigant Consulting, Inc.*	2,362	36,209
On Assignment, Inc.*	2,544	121,349
Pendrell Corp.*	599	4,061
Resources Connection, Inc.	1,434	18,284
RPX Corp.*	2,262	29,542
TriNet Group, Inc.*	2,048	73,175
TrueBlue, Inc.*	2,104	43,027
WageWorks, Inc.*	1,868	110,119
Willdan Group, Inc.*	378	11,722
		1,162,063
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	2,340	101,556
Altisource Portfolio Solutions SA*	563	12,825
Consolidated-Tomoka Land Co.	197	10,914
Forestar Group, Inc.*	2,105	36,206
FRP Holdings, Inc.*	328	14,399
Griffin Industrial Realty, Inc.	35	1,202
HFF, Inc., Class A	1,840	70,159
Kennedy-Wilson Holdings, Inc.	4,169	80,462
Marcus & Millichap, Inc.*	803	21,143
Maui Land & Pineapple Co., Inc.*	336	4,334
RE/MAX Holdings, Inc., Class A	892	54,635
RMR Group, Inc. (The), Class A	352	18,181
St Joe Co. (The)*	2,412	45,466
Stratus Properties, Inc.	296	8,762
Tejon Ranch Co.*	745	14,885
Transcontinental Realty Investors, Inc.*	84	1,788
Trinity Place Holdings, Inc.*	908	6,274
		503,191
Road & Rail - 0.5%
ArcBest Corp.	1,297	38,521
Avis Budget Group, Inc.*	3,751	135,899
Covenant Transportation Group, Inc., Class A*	595	14,286
Daseke, Inc.*	1,026	13,441

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Heartland Express, Inc.	2,368	52,498
Hertz Global Holdings, Inc.*	2,740	59,568
Knight Transportation, Inc.	3,663	143,040
Marten Transport Ltd.	1,952	33,477
Roadrunner Transportation Systems, Inc.*	1,530	11,429
Saia, Inc.*	1,268	71,705
Schneider National, Inc., Class B	1,632	36,312
Swift Transportation Co.*	3,642	102,158
Universal Logistics Holdings, Inc.	418	6,939
Werner Enterprises, Inc.	2,388	79,043
YRC Worldwide, Inc.*	1,655	22,160
		820,476
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Energy Industries, Inc.*	1,989	146,271
Alpha & Omega Semiconductor Ltd.*	938	14,895
Ambarella, Inc.*	1,625	88,400
Amkor Technology, Inc.*	5,103	44,804
Axcelis Technologies, Inc.*	1,504	31,434
AXT, Inc.*	1,863	14,531
Brooks Automation, Inc.	3,444	89,785
Cabot Microelectronics Corp.	1,247	89,310
CEVA, Inc.*	1,074	43,551
Cirrus Logic, Inc.*	3,231	187,333
Cohu, Inc.	1,345	25,232
Cree, Inc.*	4,892	119,022
CyberOptics Corp.*	344	5,212
Diodes, Inc.*	1,912	53,804
DSP Group, Inc.*	1,094	13,019
Entegris, Inc.*	7,117	181,128
FormFactor, Inc.*	3,605	54,436
GSI Technology, Inc.*	714	4,741
Ichor Holdings Ltd.*	586	13,408
Impinj, Inc.*	902	34,492
Inphi Corp.*	2,104	80,562
Integrated Device Technology, Inc.*	6,712	165,854
IXYS Corp.*	1,253	28,819
Kopin Corp.*	3,083	12,394
Lattice Semiconductor Corp.*	6,149	34,742
MACOM Technology Solutions Holdings, Inc.*	2,031	92,492
MaxLinear, Inc.*	3,014	65,102
MKS Instruments, Inc.	2,700	222,345
Monolithic Power Systems, Inc.	2,000	202,640
Nanometrics, Inc.*	1,205	31,077
NeoPhotonics Corp.*	1,618	9,465
NVE Corp.	239	18,126
PDF Solutions, Inc.*	1,398	21,236
Photronics, Inc.*	3,348	26,449
Pixelworks, Inc.*	1,428	6,854
Power Integrations, Inc.	1,437	104,685
Rambus, Inc.*	5,553	72,022
Rudolph Technologies, Inc.*	1,564	34,721
Semtech Corp.*	3,249	122,162
Sigma Designs, Inc.*	1,878	11,738
Silicon Laboratories, Inc.*	2,102	159,542
SunPower Corp.*	2,993	26,458
Synaptics, Inc.*	1,726	71,750
Ultra Clean Holdings, Inc.*	1,649	38,042
Veeco Instruments, Inc.*	2,363	44,661
Xcerra Corp.*	2,681	26,327
Xperi Corp.	2,452	66,817
		3,051,890
Software - 2.2%
8x8, Inc.*	4,422	62,571
A10 Networks, Inc.*	2,455	16,080
ACI Worldwide, Inc.*	5,839	132,896
Agilysys, Inc.*	768	7,903
American Software, Inc., Class A	1,330	14,643
Aspen Technology, Inc.*	3,761	237,883
Barracuda Networks, Inc.*	1,260	30,505
Blackbaud, Inc.	2,389	201,655
Blackline, Inc.*	550	16,978
Bottomline Technologies de, Inc.*	1,993	60,408
BroadSoft, Inc.*	1,538	76,208
Callidus Software, Inc.*	3,229	83,147
CommVault Systems, Inc.*	1,944	118,681
Digimarc Corp.*	499	15,419
Ebix, Inc.	1,204	69,471
Ellie Mae, Inc.*	1,696	140,734
Everbridge, Inc.*	849	19,671
Exa Corp.*	696	9,988
Fair Isaac Corp.	1,543	217,193
Gigamon, Inc.*	1,810	77,740
Glu Mobile, Inc.*	5,200	18,928
Guidance Software, Inc.*	1,113	7,880
HubSpot, Inc.*	1,686	123,668
Imperva, Inc.*	1,677	74,878
Majesco*	278	1,371
MicroStrategy, Inc., Class A*	476	61,404
Mitek Systems, Inc.*	1,544	15,672
MobileIron, Inc.*	2,746	10,435
Model N, Inc.*	1,168	15,826
Monotype Imaging Holdings, Inc.	2,083	38,015
Park City Group, Inc.*	655	8,253
Paycom Software, Inc.*	2,469	184,212
Paylocity Holding Corp.*	1,302	63,980
Pegasystems, Inc.	1,835	105,604
Progress Software Corp.	2,385	80,088
Proofpoint, Inc.*	2,151	197,376
PROS Holdings, Inc.*	1,315	34,637
QAD, Inc., Class A	494	16,648
Qualys, Inc.*	1,573	74,717
Rapid7, Inc.*	1,045	17,619
RealNetworks, Inc.*	1,216	4,852
RealPage, Inc.*	2,939	126,671
RingCentral, Inc., Class A*	3,126	132,386
Rosetta Stone, Inc.*	849	7,811
Rubicon Project, Inc. (The)*	2,222	8,355
SecureWorks Corp., Class A*	405	4,143
Silver Spring Networks, Inc.*	2,093	26,497
Synchronoss Technologies, Inc.*	2,136	35,863
Telenav, Inc.*	1,532	9,958
TiVo Corp.	5,880	107,604
Upland Software, Inc.*	364	8,372
Varonis Systems, Inc.*	958	37,170
VASCO Data Security International, Inc.*	1,516	19,026
Verint Systems, Inc.*	3,133	124,380
VirnetX Holding Corp.*	2,544	10,176
Workiva, Inc.*	1,244	25,129
Zendesk, Inc.*	4,867	133,356
Zix Corp.*	2,680	14,231
		3,596,965
Specialty Retail - 1.2%
Aaron’s, Inc.	3,174	140,513
Abercrombie & Fitch Co., Class A	3,422	43,596
American Eagle Outfitters, Inc.	8,128	97,130
America’s Car-Mart, Inc.*	376	14,438
Asbury Automotive Group, Inc.*	939	50,565
Ascena Retail Group, Inc.*	8,641	17,628
At Home Group, Inc.*	255	6,248
Barnes & Noble Education, Inc.*	1,915	9,920
Barnes & Noble, Inc.	2,979	23,087
Big 5 Sporting Goods Corp.	1,053	8,055
Boot Barn Holdings, Inc.*	613	4,965
Buckle, Inc. (The)	1,441	20,390
Build-A-Bear Workshop, Inc.*	681	6,265
Caleres, Inc.	2,108	56,874
Camping World Holdings, Inc., Class A	612	22,491
Carvana Co.*	759	13,548
Cato Corp. (The), Class A	1,210	15,924
Chico’s FAS, Inc.	6,442	49,475
Children’s Place, Inc. (The)	864	91,714
Citi Trends, Inc.	724	13,126

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Conn’s, Inc.*	921	15,979
Container Store Group, Inc. (The)*	802	3,256
DSW, Inc., Class A	3,290	60,964
Express, Inc.*	3,864	24,614
Finish Line, Inc. (The), Class A	1,992	16,593
Five Below, Inc.*	2,706	128,724
Francesca’s Holdings Corp.*	1,847	13,409
Genesco, Inc.*	959	20,283
GNC Holdings, Inc., Class A	3,396	28,187
Group 1 Automotive, Inc.	1,024	61,461
Guess?, Inc.	3,002	46,771
Haverty Furniture Cos., Inc.	941	22,066
Hibbett Sports, Inc.*	1,068	13,136
J. Jill, Inc.*	590	5,729
Kirkland’s, Inc.*	767	8,844
Lithia Motors, Inc., Class A	1,167	126,036
Lumber Liquidators Holdings, Inc.*	1,409	52,880
MarineMax, Inc.*	1,260	20,349
Monro, Inc.	1,589	75,795
Office Depot, Inc.	25,655	110,060
Party City Holdco, Inc.*	1,376	19,195
Pier 1 Imports, Inc.	4,050	16,970
Rent-A-Center, Inc.	2,145	25,955
Restoration Hardware Holdings, Inc.*	1,711	80,058
Select Comfort Corp.*	2,059	60,802
Shoe Carnival, Inc.	584	11,728
Sonic Automotive, Inc., Class A	1,336	24,182
Sportsman’s Warehouse Holdings, Inc.*	1,812	7,520
Tailored Brands, Inc.	2,460	29,077
Tile Shop Holdings, Inc.	1,703	25,630
Tilly’s, Inc., Class A	648	7,135
Vitamin Shoppe, Inc.*	1,069	5,719
West Marine, Inc.	936	12,140
Winmark Corp.	118	15,558
Zumiez, Inc.*	923	11,491
		1,914,248
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*	5,473	68,741
Avid Technology, Inc.*	1,674	7,382
CPI Card Group, Inc.	1,023	982
Cray, Inc.*	2,008	37,851
Diebold Nixdorf, Inc.	3,786	77,424
Eastman Kodak Co.*	827	6,409
Electronics For Imaging, Inc.*	2,319	82,464
Immersion Corp.*	1,458	10,673
Intevac, Inc.*	973	8,854
Pure Storage, Inc., Class A*	4,661	69,402
Quantum Corp.*	1,402	7,725
Stratasys Ltd.*	2,503	56,017
Super Micro Computer, Inc.*	1,951	51,945
USA Technologies, Inc.*	1,950	10,628
		496,497
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co.	1,462	83,758
Crocs, Inc.*	3,706	33,095
Culp, Inc.	543	15,747
Deckers Outdoor Corp.*	1,584	101,218
Delta Apparel, Inc.*	347	6,808
Fossil Group, Inc.*	2,137	17,716
G-III Apparel Group Ltd.*	2,168	59,620
Iconix Brand Group, Inc.*	2,507	14,014
Movado Group, Inc.	760	21,090
Oxford Industries, Inc.	825	47,693
Perry Ellis International, Inc.*	641	13,993
Sequential Brands Group, Inc.*	1,990	6,070
Steven Madden Ltd.*	2,961	125,546
Superior Uniform Group, Inc.	421	9,270
Unifi, Inc.*	771	23,963
Vera Bradley, Inc.*	1,007	9,103
Wolverine World Wide, Inc.	4,727	124,320
		713,024
Thrifts & Mortgage Finance - 1.3%
ASB Bancorp, Inc.*	141	6,253
Astoria Financial Corp.	4,660	91,289
Bank Mutual Corp.	2,124	19,435
BankFinancial Corp.	724	11,613
Bear State Financial, Inc.	1,039	10,681
Beneficial Bancorp, Inc.	3,467	51,832
BofI Holding, Inc.*	3,004	79,636
Capitol Federal Financial, Inc.	6,435	88,288
Charter Financial Corp.	616	10,016
Clifton Bancorp, Inc.	1,026	16,159
Dime Community Bancshares, Inc.	1,586	30,055
Entegra Financial Corp.*	316	7,331
ESSA Bancorp, Inc.	444	6,704
Essent Group Ltd.*	3,868	151,161
Federal Agricultural Mortgage Corp., Class C	441	30,041
First Defiance Financial Corp.	497	24,333
Flagstar Bancorp, Inc.*	1,067	35,019
Greene County Bancorp, Inc.	152	3,549
Hingham Institution for Savings	65	11,961
Home Bancorp, Inc.	294	11,872
HomeStreet, Inc.*	1,451	36,638
Impac Mortgage Holdings, Inc.*	530	7,033
Kearny Financial Corp.	4,254	60,194
LendingTree, Inc.*	319	73,673
Malvern Bancorp, Inc.*	322	7,664
Meridian Bancorp, Inc.	2,398	42,205
Meta Financial Group, Inc.	449	31,565
MGIC Investment Corp.*	18,549	212,386
Nationstar Mortgage Holdings, Inc.*	1,465	25,227
NMI Holdings, Inc., Class A*	2,854	30,966
Northfield Bancorp, Inc.	2,156	34,733
Northwest Bancshares, Inc.	4,741	73,154
OceanFirst Financial Corp.	1,578	39,387
Oconee Federal Financial Corp.	62	1,743
Ocwen Financial Corp.*	5,299	15,526
Oritani Financial Corp.	1,981	31,795
PCSB Financial Corp.*	906	15,330
PennyMac Financial Services, Inc., Class A*	796	13,532
PHH Corp.*	2,644	37,545
Provident Bancorp, Inc.*	220	4,488
Provident Financial Holdings, Inc.	309	5,852
Provident Financial Services, Inc.	3,089	76,762
Prudential Bancorp, Inc.	407	7,509
Radian Group, Inc.	10,855	189,962
Riverview Bancorp, Inc.	963	7,733
SI Financial Group, Inc.	562	8,205
Southern Missouri Bancorp, Inc.	295	9,576
Territorial Bancorp, Inc.	386	11,669
Timberland Bancorp, Inc.	312	8,646
TrustCo Bank Corp.	4,628	36,561
United Community Financial Corp.	2,453	22,298
United Financial Bancorp, Inc.	2,534	43,889
Walker & Dunlop, Inc.*	1,390	66,984
Washington Federal, Inc.	4,481	140,031
Waterstone Financial, Inc.	1,279	22,574
Western New England Bancorp, Inc.	1,385	13,781
WSFS Financial Corp.	1,513	67,631
		2,231,675
Tobacco - 0.1%
Turning Point Brands, Inc.*	253	4,352
Universal Corp.	1,239	70,871
Vector Group Ltd.	4,682	101,131
		176,354
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	2,383	53,427
Applied Industrial Technologies, Inc.	1,918	109,326
Beacon Roofing Supply, Inc.*	3,027	142,572
BMC Stock Holdings, Inc.*	3,279	66,564
CAI International, Inc.*	774	23,986
DXP Enterprises, Inc.*	789	21,374

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
EnviroStar, Inc.	176	5,817
Foundation Building Materials, Inc.*	649	8,476
GATX Corp.	1,955	118,434
GMS, Inc.*	1,180	37,972
H&E Equipment Services, Inc.	1,578	37,146
Herc Holdings, Inc.*	1,213	51,213
Huttig Building Products, Inc.*	1,193	6,800
Kaman Corp.	1,348	66,106
Lawson Products, Inc.*	322	7,680
MRC Global, Inc.*	4,476	70,586
Neff Corp., Class A*	404	10,080
Nexeo Solutions, Inc.*	1,315	9,429
NOW, Inc.*	5,360	62,498
Rush Enterprises, Inc., Class A*	1,490	61,075
Rush Enterprises, Inc., Class B*	266	10,246
SiteOne Landscape Supply, Inc.*	1,700	85,408
Textainer Group Holdings Ltd.*	1,358	24,104
Titan Machinery, Inc.*	930	11,997
Triton International Ltd.*	2,175	80,301
Veritiv Corp.*	575	16,100
Willis Lease Finance Corp.*	173	4,117
		1,202,834
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	2,792	23,453

Water Utilities - 0.2%
American States Water Co.	1,819	89,677
AquaVenture Holdings Ltd.*	580	8,793
Artesian Resources Corp., Class A	393	14,576
Cadiz, Inc.*	1,046	12,761
California Water Service Group	2,406	90,105
Connecticut Water Service, Inc.	554	30,049
Consolidated Water Co. Ltd.	732	8,747
Global Water Resources, Inc.	508	4,867
Middlesex Water Co.	796	30,232
Pure Cycle Corp.*	857	6,213
SJW Group	819	45,454
York Water Co. (The)	643	21,155
		362,629
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,821	37,494
Shenandoah Telecommunications Co.	2,327	83,888
Spok Holdings, Inc.	1,022	17,119
		138,501
TOTAL COMMON STOCKS (Cost $102,057,565)		96,182,721

	No. of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(c)(d)	11,283	12,524
Tobira Therapeutics, Inc., CVR*(c)(d)	756	—
		12,524
Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR*(c)(d)	2	—
Omthera Pharmaceuticals, Inc., CVR, at $4.70*(c)(d)	3,327	—
		—
TOTAL RIGHTS (Cost $—)		12,524

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 27.3%

REPURCHASE AGREEMENT(e) - 27.3%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $45,391,743 (Cost $45,390,502)	45,390,502	45,390,502

Total Investments - 85.3% (Cost $147,448,067)		141,585,747
Other Assets Less Liabilities - 14.7%		24,413,584
Net assets - 100.0%		165,999,331

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $9,931,048.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of August 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2017 amounted to $13,955, which represents approximately 0.01% of net assets of the Fund.

(d)	Illiquid security.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights — No defined expiration

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,194,841
Aggregate gross unrealized depreciation	(9,185,788)
Net unrealized appreciation	$19,009,053
Federal income tax cost	$149,091,484

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Russell 2000 E-Mini Index	127	9/15/2017	USD	$8,923,655	$174,555

Cash collateral in the amount of $467,995 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	37,415,223	$39,492,968	11/6/2018	Bank of America NA	0.93%	Russell 2000® Index	$2,244,978
USD	78,621,586	80,284,128	11/6/2017	Citibank NA	1.00%	Russell 2000® Index	2,122,862
USD	10,434,953	13,128,974	11/6/2017	Credit Suisse International	0.98%	Russell 2000® Index	2,918,889
USD	6,484,565	9,957,079	11/6/2017	Goldman Sachs International	1.35%	Russell 2000® Index	3,653,451
USD	2,510,723	3,022,772	11/6/2017	Morgan Stanley & Co. International plc	0.73%	iShares® Russell 2000 ETF	505,359
USD	19,915,664	32,497,617	11/6/2017	Morgan Stanley & Co. International plc	0.98%	Russell 2000® Index	13,394,100
USD	1,153,908	1,281,747	11/6/2017	Societe Generale	1.33%	Russell 2000® Index	275,322
USD	46,567,142	47,198,852	11/6/2017	UBS AG	1.23%	Russell 2000® Index	1,225,274
USD	203,103,764	$226,864,137					$26,340,235

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 58.5%
Aerospace & Defense - 1.1%
AAR Corp.	587	21,167
Aerojet Rocketdyne Holdings, Inc.*	1,372	40,652
Aerovironment, Inc.*	380	18,627
Axon Enterprise, Inc.*	970	21,059
Cubic Corp.	459	19,714
Engility Holdings, Inc.*	325	10,098
Mercury Systems, Inc.*	883	42,605
Moog, Inc., Class A*	594	45,595
National Presto Industries, Inc.	91	9,064
Triumph Group, Inc.	912	23,986
		252,567
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc.*	465	31,062
Echo Global Logistics, Inc.*	504	7,661
Forward Air Corp.	556	28,895
Hub Group, Inc., Class A*	616	23,685
		91,303
Airlines - 0.5%
Allegiant Travel Co.	242	28,556
Hawaiian Holdings, Inc.*	987	42,293
SkyWest, Inc.	952	33,034
		103,883
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.*	1,534	22,412
Cooper-Standard Holdings, Inc.*	329	33,091
Dorman Products, Inc.*	555	36,863
Fox Factory Holding Corp.*	637	25,480
Gentherm, Inc.*	676	21,057
LCI Industries	458	45,250
Motorcar Parts of America, Inc.*	344	9,037
Standard Motor Products, Inc.	369	16,273
Superior Industries International, Inc.	412	6,036
		215,499
Automobiles - 0.1%
Winnebago Industries, Inc.	488	17,641
Banks - 4.4%
Ameris Bancorp	683	30,086
Banc of California, Inc.	920	17,066
Banner Corp.	482	26,568
Boston Private Financial Holdings, Inc.	1,548	22,756
Brookline Bancorp, Inc.	1,408	20,205
Central Pacific Financial Corp.	564	16,356
City Holding Co.	287	18,176
Columbia Banking System, Inc.	1,073	39,883
Community Bank System, Inc.	905	46,571
Customers Bancorp, Inc.*	530	14,935
CVB Financial Corp.	1,884	38,999
Fidelity Southern Corp.	393	8,591
First BanCorp*	3,375	19,170
First Commonwealth Financial Corp.	1,614	20,353
First Financial Bancorp	1,143	27,375
First Financial Bankshares, Inc.	1,217	48,741
First Midwest Bancorp, Inc.	1,493	31,472
Glacier Bancorp, Inc.	1,410	46,826
Great Western Bancorp, Inc.	1,080	38,794
Hanmi Financial Corp.	596	15,913
Hope Bancorp, Inc.	2,339	37,751
Independent Bank Corp.	501	34,719
LegacyTexas Financial Group, Inc.	767	27,604
National Bank Holdings Corp., Class A	491	15,800
NBT Bancorp, Inc.	799	26,231
OFG Bancorp	808	7,030
Old National Bancorp	2,490	40,711
Opus Bank*	334	7,482
S&T Bancorp, Inc.	644	23,145
ServisFirst Bancshares, Inc.	816	27,834
Simmons First National Corp., Class A	549	28,658
Southside Bancshares, Inc.	504	16,466
Sterling Bancorp	2,494	55,990
Tompkins Financial Corp.	227	17,234
United Community Banks, Inc.	1,305	34,074
Westamerica Bancorp	484	24,950
		974,515
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	85	18,155
Biotechnology - 1.2%
Acorda Therapeutics, Inc.*	858	17,846
AMAG Pharmaceuticals, Inc.*	645	10,771
Cytokinetics, Inc.*	938	13,929
Eagle Pharmaceuticals, Inc.*	144	7,857
Emergent BioSolutions, Inc.*	640	23,891
Enanta Pharmaceuticals, Inc.*	256	10,972
Ligand Pharmaceuticals, Inc.*	350	45,105
MiMedx Group, Inc.*	1,876	30,523
Momenta Pharmaceuticals, Inc.*	1,228	20,692
Myriad Genetics, Inc.*	1,253	38,204
Progenics Pharmaceuticals, Inc.*	1,292	8,695
Repligen Corp.*	679	29,652
Spectrum Pharmaceuticals, Inc.*	1,368	13,352
		271,489
Building Products - 1.2%
AAON, Inc.	726	23,668
American Woodmark Corp.*	257	21,280
Apogee Enterprises, Inc.	529	23,117
Gibraltar Industries, Inc.*	581	16,994
Griffon Corp.	574	10,648
Insteel Industries, Inc.	322	8,073
Patrick Industries, Inc.*	293	21,682
PGT Innovations, Inc.*	909	11,999
Quanex Building Products Corp.	634	12,426
Simpson Manufacturing Co., Inc.	745	32,616
Trex Co., Inc.*	541	41,116
Universal Forest Products, Inc.	377	32,878
		256,497
Capital Markets - 1.2%
Donnelley Financial Solutions, Inc.*	603	12,910
Evercore, Inc., Class A	755	56,965
Financial Engines, Inc.	1,157	38,239
Greenhill & Co., Inc.	506	7,615
Interactive Brokers Group, Inc., Class A	1,315	55,138
INTL. FCStone, Inc.*	277	9,831
Investment Technology Group, Inc.	579	11,632
Piper Jaffray Cos.	260	14,417
Virtus Investment Partners, Inc.	122	12,932
Waddell & Reed Financial, Inc., Class A	1,538	28,622
WisdomTree Investments, Inc.	2,111	19,358
		267,659
Chemicals - 1.7%
A Schulman, Inc.	541	16,446
AdvanSix, Inc.*	560	17,881
American Vanguard Corp.	482	9,760
Balchem Corp.	586	43,926
Calgon Carbon Corp.	934	11,395
Flotek Industries, Inc.*	1,001	5,185
FutureFuel Corp.	419	5,648
Hawkins, Inc.	176	6,274
HB Fuller Co.	930	46,677
Ingevity Corp.*	775	48,802
Innophos Holdings, Inc.	358	16,346
Innospec, Inc.	444	24,642
Koppers Holdings, Inc.*	383	15,014

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Kraton Corp.*	573	18,812
LSB Industries, Inc.*	376	2,294
Quaker Chemical Corp.	245	34,109
Rayonier Advanced Materials, Inc.	796	10,921
Stepan Co.	360	27,850
Tredegar Corp.	468	7,628
		369,610
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	1,024	45,496
Brady Corp., Class A	879	29,315
Brink’s Co. (The)	834	65,427
Essendant, Inc.	690	8,183
Healthcare Services Group, Inc.	1,343	68,762
Interface, Inc.	1,155	21,945
LSC Communications, Inc.	624	10,053
Matthews International Corp., Class A	592	35,668
Mobile Mini, Inc.	813	24,593
Multi-Color Corp.	243	19,392
RR Donnelley & Sons Co.	1,288	11,888
Team, Inc.*	548	6,768
Tetra Tech, Inc.	1,051	44,773
UniFirst Corp.	284	40,782
US Ecology, Inc.	401	20,611
Viad Corp.	375	20,606
		474,262
Communications Equipment - 1.0%
ADTRAN, Inc.	889	19,647
Applied Optoelectronics, Inc.*	325	19,214
Black Box Corp.	275	825
CalAmp Corp.*	650	12,051
Comtech Telecommunications Corp.	433	8,474
Digi International, Inc.*	488	4,490
Harmonic, Inc.*	1,481	4,813
Lumentum Holdings, Inc.*	1,024	58,214
NETGEAR, Inc.*	597	28,656
Oclaro, Inc.*	2,339	19,671
Viavi Solutions, Inc.*	4,176	41,927
		217,982
Construction & Engineering - 0.2%
Aegion Corp.*	616	13,349
Comfort Systems USA, Inc.	686	23,358
MYR Group, Inc.*	303	7,820
Orion Group Holdings, Inc.*	511	3,087
		47,614
Construction Materials - 0.1%
US Concrete, Inc.*	274	21,934
Consumer Finance - 0.7%
Encore Capital Group, Inc.*	436	17,592
Enova International, Inc.*	431	5,129
EZCORP, Inc., Class A*	897	8,118
FirstCash, Inc.	889	52,184
Green Dot Corp., Class A*	805	38,785
PRA Group, Inc.*	853	24,652
World Acceptance Corp.*	110	8,230
		154,690
Containers & Packaging - 0.0%(b)
Myers Industries, Inc.	404	7,595
Distributors - 0.1%
Core-Mark Holding Co., Inc.	852	23,055
Diversified Consumer Services - 0.2%
American Public Education, Inc.*	299	5,517
Capella Education Co.	213	14,346
Career Education Corp.*	1,194	11,474
Regis Corp.*	647	8,592
Strayer Education, Inc.	193	15,442
		55,371
Diversified Telecommunication Services - 0.7%
ATN International, Inc.	197	11,932
Cincinnati Bell, Inc.*	775	16,314
Cogent Communications Holdings, Inc.	753	35,090
Consolidated Communications Holdings, Inc.	1,182	21,808
General Communication, Inc., Class A*	491	21,177
Iridium Communications, Inc.*	1,505	16,705
Lumos Networks Corp.*	440	7,911
Vonage Holdings Corp.*	3,595	29,839
		160,776
Electric Utilities - 0.5%
ALLETE, Inc.	936	72,381
El Paso Electric Co.	746	41,440
		113,821
Electrical Equipment - 0.3%
AZZ, Inc.	479	23,423
Encore Wire Corp.	382	16,388
General Cable Corp.	913	15,475
Powell Industries, Inc.	158	4,498
Vicor Corp.*	297	5,777
		65,561
Electronic Equipment, Instruments & Components - 2.4%
Anixter International, Inc.*	526	38,819
Badger Meter, Inc.	536	24,602
Bel Fuse, Inc., Class B	161	4,106
Benchmark Electronics, Inc.*	915	29,738
Control4 Corp.*	335	8,295
CTS Corp.	604	13,590
Daktronics, Inc.	738	7,107
Electro Scientific Industries, Inc.*	612	7,540
ePlus, Inc.*	242	20,255
Fabrinet*	687	26,683
FARO Technologies, Inc.*	307	10,576
II-VI, Inc.*	1,010	36,209
Insight Enterprises, Inc.*	658	26,373
Itron, Inc.*	619	44,939
Methode Electronics, Inc.	677	27,689
MTS Systems Corp.	308	14,907
OSI Systems, Inc.*	326	27,078
Park Electrochemical Corp.	350	6,356
Plexus Corp.*	620	32,290
Rogers Corp.*	333	39,477
Sanmina Corp.*	1,390	52,055
ScanSource, Inc.*	466	18,290
TTM Technologies, Inc.*	1,572	22,385
		539,359
Energy Equipment & Services - 1.0%
Archrock, Inc.	1,306	13,321
Atwood Oceanics, Inc.*	1,378	9,054
Bristow Group, Inc.	590	4,862
CARBO Ceramics, Inc.*	389	2,552
Era Group, Inc.*	364	3,207
Exterran Corp.*	583	16,172
Geospace Technologies Corp.*	247	3,727
Gulf Island Fabrication, Inc.	251	2,811
Helix Energy Solutions Group, Inc.*	2,526	15,838
Matrix Service Co.*	489	5,795
McDermott International, Inc.*	5,222	32,063
Newpark Resources, Inc.*	1,634	13,154
Noble Corp. plc*	4,501	14,673
Pioneer Energy Services Corp.*	1,422	2,417
SEACOR Holdings, Inc.*	300	11,511
Tesco Corp.*	860	3,784
TETRA Technologies, Inc.*	2,133	4,394
Unit Corp.*	972	15,474
US Silica Holdings, Inc.	1,342	36,516
		211,325

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 3.5%
Acadia Realty Trust	1,559	44,728
Agree Realty Corp.	520	26,062
American Assets Trust, Inc.	763	30,993
Armada Hoffler Properties, Inc.	826	11,044
CareTrust REIT, Inc.	1,335	25,752
CBL & Associates Properties, Inc.	3,148	25,184
Cedar Realty Trust, Inc.	1,401	7,061
Chatham Lodging Trust	706	14,318
Chesapeake Lodging Trust	1,106	28,302
DiamondRock Hospitality Co.	3,684	40,487
EastGroup Properties, Inc.	624	55,449
Four Corners Property Trust, Inc.	1,104	28,053
Franklin Street Properties Corp.	1,973	19,671
Getty Realty Corp.	591	16,288
Government Properties Income Trust	1,769	32,815
Hersha Hospitality Trust	768	14,239
Independence Realty Trust, Inc.	1,092	11,237
Kite Realty Group Trust	1,537	30,924
Lexington Realty Trust	3,980	39,243
LTC Properties, Inc.	728	35,403
National Storage Affiliates Trust	814	18,168
Parkway, Inc.	786	18,046
Pennsylvania REIT	1,283	12,868
PS Business Parks, Inc.	360	48,640
Ramco-Gershenson Properties Trust	1,460	19,199
Retail Opportunity Investments Corp.	2,019	40,057
Saul Centers, Inc.	218	13,211
Summit Hotel Properties, Inc.	1,917	28,448
Universal Health Realty Income Trust	230	17,413
Urstadt Biddle Properties, Inc., Class A	547	11,312
		764,615
Food & Staples Retailing - 0.2%
Andersons, Inc. (The)	485	15,447
SpartanNash Co.	696	17,150
SUPERVALU, Inc.*	703	14,053
		46,650
Food Products - 1.0%
B&G Foods, Inc.	1,223	37,301
Calavo Growers, Inc.	284	19,071
Cal-Maine Foods, Inc.*	548	19,975
Darling Ingredients, Inc.*	3,030	52,722
J&J Snack Foods Corp.	275	35,060
John B Sanfilippo & Son, Inc.	160	9,929
Sanderson Farms, Inc.	368	54,287
Seneca Foods Corp., Class A*	115	3,427
		231,772
Gas Utilities - 0.7%
Northwest Natural Gas Co.	527	34,940
South Jersey Industries, Inc.	1,462	52,457
Spire, Inc.	888	67,932
		155,329
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.	417	19,274
Analogic Corp.	230	16,457
AngioDynamics, Inc.*	629	10,712
Anika Therapeutics, Inc.*	270	14,499
Cantel Medical Corp.	668	54,275
CONMED Corp.	456	22,618
CryoLife, Inc.*	502	10,442
Haemonetics Corp.*	965	41,514
Heska Corp.*	118	12,003
ICU Medical, Inc.*	277	48,295
Inogen, Inc.*	299	28,644
Integer Holdings Corp.*	512	23,526
Integra LifeSciences Holdings Corp.*	1,113	56,752
Invacare Corp.	590	7,965
Lantheus Holdings, Inc.*	542	9,485
LeMaitre Vascular, Inc.	232	8,445
Meridian Bioscience, Inc.	776	10,786
Merit Medical Systems, Inc.*	918	37,913
Natus Medical, Inc.*	609	20,462
Neogen Corp.*	701	48,299
OraSure Technologies, Inc.*	1,063	21,696
Orthofix International NV*	332	16,338
Surmodics, Inc.*	244	6,344
Varex Imaging Corp.*	691	21,096
		567,840
Health Care Providers & Services - 2.0%
Aceto Corp.	554	5,878
Almost Family, Inc.*	219	10,665
Amedisys, Inc.*	515	26,904
AMN Healthcare Services, Inc.*	881	32,905
BioTelemetry, Inc.*	553	20,544
Chemed Corp.	296	58,398
Community Health Systems, Inc.*	2,110	16,120
CorVel Corp.*	179	9,290
Cross Country Healthcare, Inc.*	583	7,217
Diplomat Pharmacy, Inc.*	804	13,467
Ensign Group, Inc. (The)	877	18,014
HealthEquity, Inc.*	815	34,858
Kindred Healthcare, Inc.	1,576	12,766
Landauer, Inc.	177	10,983
LHC Group, Inc.*	276	18,009
Magellan Health, Inc.*	436	35,272
PharMerica Corp.*	572	16,817
Providence Service Corp. (The)*	213	11,040
Quorum Health Corp.*	556	2,435
Select Medical Holdings Corp.*	1,977	36,772
Tivity Health, Inc.*	620	24,304
US Physical Therapy, Inc.	230	13,777
		436,435
Health Care Technology - 0.4%
Computer Programs & Systems, Inc.	197	5,930
HealthStream, Inc.*	469	11,017
HMS Holdings Corp.*	1,543	27,342
Omnicell, Inc.*	684	35,089
Quality Systems, Inc.*	854	13,450
		92,828
Hotels, Restaurants & Leisure - 2.0%
Belmond Ltd., Class A*	1,559	19,877
Biglari Holdings, Inc.*	19	5,658
BJ’s Restaurants, Inc.*	329	9,903
Bob Evans Farms, Inc.	364	25,036
Boyd Gaming Corp.	1,521	40,215
Chuy’s Holdings, Inc.*	311	5,847
Dave & Buster’s Entertainment, Inc.*	689	40,279
DineEquity, Inc.	311	12,362
El Pollo Loco Holdings, Inc.*	396	4,495
Fiesta Restaurant Group, Inc.*	498	8,665
ILG, Inc.	1,951	51,506
Marcus Corp. (The)	351	8,740
Marriott Vacations Worldwide Corp.	450	52,362
Monarch Casino & Resort, Inc.*	203	7,221
Penn National Gaming, Inc.*	1,520	33,729
Red Robin Gourmet Burgers, Inc.*	237	13,509
Ruby Tuesday, Inc.*	1,114	2,395
Ruth’s Hospitality Group, Inc.	548	10,713
Scientific Games Corp., Class A*	947	33,334
Shake Shack, Inc., Class A*	341	10,544
Sonic Corp.	781	18,283
Wingstop, Inc.	533	17,275
		431,948
Household Durables - 1.2%
CalAtlantic Group, Inc.	1	35
Cavco Industries, Inc.*	156	20,990
Ethan Allen Interiors, Inc.	469	13,718
Installed Building Products, Inc.*	369	21,291
iRobot Corp.*	504	48,092
La-Z-Boy, Inc.	898	21,417
LGI Homes, Inc.*	318	13,528

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
M/I Homes, Inc.*	456	11,217
MDC Holdings, Inc.	759	23,719
Meritage Homes Corp.*	697	28,368
TopBuild Corp.*	681	40,417
Universal Electronics, Inc.*	266	15,574
William Lyon Homes, Class A*	435	10,436
		268,802
Household Products - 0.3%
Central Garden & Pet Co.*	188	6,627
Central Garden & Pet Co., Class A*	625	21,306
WD-40 Co.	259	28,218
		56,151
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	664	18,592
Insurance - 1.8%
American Equity Investment Life Holding Co.	1,633	45,332
AMERISAFE, Inc.	354	19,045
eHealth, Inc.*	309	7,503
Employers Holdings, Inc.	594	25,037
HCI Group, Inc.	151	5,887
Horace Mann Educators Corp.	746	26,222
Infinity Property & Casualty Corp.	203	17,955
Maiden Holdings Ltd.	1,353	9,809
Navigators Group, Inc. (The)	412	22,990
ProAssurance Corp.	982	52,292
RLI Corp.	704	37,678
Safety Insurance Group, Inc.	263	18,778
Selective Insurance Group, Inc.	1,072	54,029
Stewart Information Services Corp.	435	15,695
United Fire Group, Inc.	394	16,572
United Insurance Holdings Corp.	330	5,194
Universal Insurance Holdings, Inc.	600	12,870
		392,888
Internet & Direct Marketing Retail - 0.3%
FTD Cos., Inc.*	318	4,258
Nutrisystem, Inc.	550	29,865
PetMed Express, Inc.	378	13,710
Shutterfly, Inc.*	621	28,305
		76,138
Internet Software & Services - 0.7%
Blucora, Inc.*	727	16,576
DHI Group, Inc.*	931	1,815
Liquidity Services, Inc.*	452	2,576
LivePerson, Inc.*	989	13,253
NIC, Inc.	1,145	18,721
QuinStreet, Inc.*	660	3,531
Shutterstock, Inc.*	350	11,753
SPS Commerce, Inc.*	316	19,251
Stamps.com, Inc.*	290	55,462
XO Group, Inc.*	448	8,342
		151,280
IT Services - 1.0%
CACI International, Inc., Class A*	450	58,410
Cardtronics plc, Class A*	840	21,823
CSG Systems International, Inc.	622	24,078
ExlService Holdings, Inc.*	620	34,894
Forrester Research, Inc.	179	7,294
ManTech International Corp., Class A	471	18,944
Perficient, Inc.*	648	11,858
Sykes Enterprises, Inc.*	720	19,195
TeleTech Holdings, Inc.	285	11,315
Virtusa Corp.*	510	18,523
		226,334
Leisure Products - 0.3%
Callaway Golf Co.	1,727	24,074
Nautilus, Inc.*	565	9,238
Sturm Ruger & Co., Inc.	325	14,885
Vista Outdoor, Inc.*	1,050	21,525
		69,722
Life Sciences Tools & Services - 0.2%
Cambrex Corp.*	599	31,208
Luminex Corp.	735	14,208
		45,416
Machinery - 3.1%
Actuant Corp., Class A	1,098	26,407
Alamo Group, Inc.	174	15,966
Albany International Corp., Class A	532	28,515
Astec Industries, Inc.	352	17,487
Barnes Group, Inc.	919	57,456
Briggs & Stratton Corp.	787	16,480
Chart Industries, Inc.*	565	19,063
CIRCOR International, Inc.	303	14,550
EnPro Industries, Inc.	393	27,695
ESCO Technologies, Inc.	475	25,864
Federal Signal Corp.	1,100	20,559
Franklin Electric Co., Inc.	709	27,332
Greenbrier Cos., Inc. (The)	522	22,394
Harsco Corp.*	1,475	25,222
Hillenbrand, Inc.	1,159	41,434
John Bean Technologies Corp.	582	51,623
Lindsay Corp.	196	16,968
Lydall, Inc.*	317	14,899
Mueller Industries, Inc.	1,060	31,620
Proto Labs, Inc.*	448	32,166
SPX Corp.*	780	18,798
SPX FLOW, Inc.*	778	26,040
Standex International Corp.	234	22,335
Tennant Co.	328	19,992
Titan International, Inc.	889	7,628
Wabash National Corp.	1,106	23,248
Watts Water Technologies, Inc., Class A	513	31,652
		683,393
Marine - 0.1%
Matson, Inc.	793	20,459
Media - 0.5%
EW Scripps Co. (The), Class A*	1,037	18,542
Gannett Co., Inc.	2,090	17,744
New Media Investment Group, Inc.	984	13,569
Scholastic Corp.	500	19,715
Time, Inc.	1,830	24,065
World Wrestling Entertainment, Inc., Class A	708	15,434
		109,069
Metals & Mining - 0.6%
AK Steel Holding Corp.*	5,791	32,430
Century Aluminum Co.*	915	17,861
Haynes International, Inc.	230	7,026
Kaiser Aluminum Corp.	316	30,437
Materion Corp.	368	14,058
Olympic Steel, Inc.	167	3,048
SunCoke Energy, Inc.*	1,183	11,025
TimkenSteel Corp.*	718	10,648
		126,533
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance, Inc.	1,735	31,386
Capstead Mortgage Corp.	1,766	17,077
		48,463
Multiline Retail - 0.3%
Fred’s, Inc., Class A	658	3,895
JC Penney Co., Inc.*	5,699	22,055
Ollie’s Bargain Outlet Holdings, Inc.*	888	37,163
		63,113
Multi-Utilities - 0.3%
Avista Corp.	1,185	60,909
Oil, Gas & Consumable Fuels - 0.6%
Bill Barrett Corp.*	1,404	4,198

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Carrizo Oil & Gas, Inc.*	1,408	18,923
Cloud Peak Energy, Inc.*	1,381	4,336
Contango Oil & Gas Co.*	423	1,942
Denbury Resources, Inc.*	7,328	7,768
Green Plains, Inc.	685	12,707
PDC Energy, Inc.*	1,028	40,431
REX American Resources Corp.*	104	9,008
SRC Energy, Inc.*	3,695	29,154
		128,467
Paper & Forest Products - 0.7%
Boise Cascade Co.*	709	21,270
Clearwater Paper Corp.*	302	14,043
Deltic Timber Corp.	195	15,218
KapStone Paper and Packaging Corp.	1,620	36,239
Neenah Paper, Inc.	309	23,870
PH Glatfelter Co.	801	13,873
Schweitzer-Mauduit International, Inc.	565	21,431
		145,944
Personal Products - 0.1%
Inter Parfums, Inc.	315	12,427
Medifast, Inc.	206	11,664
		24,091
Pharmaceuticals - 1.2%
Amphastar Pharmaceuticals, Inc.*	656	10,503
ANI Pharmaceuticals, Inc.*	148	7,104
Depomed, Inc.*	1,146	6,968
Impax Laboratories, Inc.*	1,356	29,357
Innoviva, Inc.*	1,428	20,049
Lannett Co., Inc.*	541	9,495
Medicines Co. (The)*	1,328	48,724
Nektar Therapeutics*	2,854	60,020
Phibro Animal Health Corp., Class A	345	12,247
SciClone Pharmaceuticals, Inc.*	952	10,472
Sucampo Pharmaceuticals, Inc., Class A*	462	5,428
Supernus Pharmaceuticals, Inc.*	925	42,365
		262,732
Professional Services - 1.2%
CDI Corp.*	254	2,083
Exponent, Inc.	476	32,416
FTI Consulting, Inc.*	760	25,772
Heidrick & Struggles International, Inc.	345	6,296
Insperity, Inc.	345	27,703
Kelly Services, Inc., Class A	539	11,658
Korn/Ferry International	1,056	35,186
Navigant Consulting, Inc.*	869	13,322
On Assignment, Inc.*	894	42,644
Resources Connection, Inc.	546	6,961
TrueBlue, Inc.*	783	16,012
WageWorks, Inc.*	727	42,857
		262,910
Real Estate Management & Development - 0.2%
Forestar Group, Inc.*	609	10,475
HFF, Inc., Class A	653	24,899
RE/MAX Holdings, Inc., Class A	326	19,967
		55,341
Road & Rail - 0.3%
ArcBest Corp.	442	13,127
Heartland Express, Inc.	797	17,670
Marten Transport Ltd.	712	12,211
Roadrunner Transportation Systems, Inc.*	557	4,161
Saia, Inc.*	468	26,465
		73,634
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc.*	732	53,831
Brooks Automation, Inc.	1,281	33,396
Cabot Microelectronics Corp.	465	33,303
CEVA, Inc.*	395	16,017
Cohu, Inc.	468	8,780
Diodes, Inc.*	703	19,783
DSP Group, Inc.*	408	4,855
Kopin Corp.*	1,120	4,503
Kulicke & Soffa Industries, Inc.*	1,306	24,853
MaxLinear, Inc.*	963	20,801
MKS Instruments, Inc.	995	81,938
Nanometrics, Inc.*	465	11,992
Power Integrations, Inc.	546	39,776
Rambus, Inc.*	2,055	26,653
Rudolph Technologies, Inc.*	578	12,832
Semtech Corp.*	1,209	45,458
SolarEdge Technologies, Inc.*	534	14,285
Veeco Instruments, Inc.*	883	16,689
Xperi Corp.	909	24,770
		494,515
Software - 1.2%
8x8, Inc.*	1,686	23,857
Agilysys, Inc.*	278	2,861
Barracuda Networks, Inc.*	526	12,734
Bottomline Technologies de, Inc.*	665	20,156
Ebix, Inc.	400	23,080
Gigamon, Inc.*	575	24,696
MicroStrategy, Inc., Class A*	173	22,317
Monotype Imaging Holdings, Inc.	770	14,053
Progress Software Corp.	888	29,819
Qualys, Inc.*	552	26,220
Synchronoss Technologies, Inc.*	793	13,314
TiVo Corp.	2,229	40,791
VASCO Data Security International, Inc.*	555	6,965
		260,863
Specialty Retail - 2.2%
Abercrombie & Fitch Co., Class A	1,251	15,938
Asbury Automotive Group, Inc.*	346	18,632
Ascena Retail Group, Inc.*	3,120	6,365
Barnes & Noble Education, Inc.*	709	3,673
Barnes & Noble, Inc.	1,016	7,874
Big 5 Sporting Goods Corp.	330	2,524
Buckle, Inc. (The)	521	7,372
Caleres, Inc.	792	21,368
Cato Corp. (The), Class A	442	5,817
Chico’s FAS, Inc.	2,382	18,294
Children’s Place, Inc. (The)	325	34,499
DSW, Inc., Class A	1,241	22,996
Express, Inc.*	1,442	9,185
Finish Line, Inc. (The), Class A	742	6,181
Five Below, Inc.*	1,014	48,236
Francesca’s Holdings Corp.*	674	4,893
Genesco, Inc.*	360	7,614
Group 1 Automotive, Inc.	367	22,027
Guess?, Inc.	1,118	17,418
Haverty Furniture Cos., Inc.	355	8,325
Hibbett Sports, Inc.*	382	4,699
Kirkland’s, Inc.*	269	3,102
Lithia Motors, Inc., Class A	437	47,196
Lumber Liquidators Holdings, Inc.*	522	19,591
MarineMax, Inc.*	448	7,235
Monro, Inc.	601	28,668
Rent-A-Center, Inc.	979	11,846
Restoration Hardware Holdings, Inc.*	365	17,078
Select Comfort Corp.*	767	22,649
Shoe Carnival, Inc.	229	4,603
Sonic Automotive, Inc., Class A	485	8,778
Tailored Brands, Inc.	902	10,662
Tile Shop Holdings, Inc.	608	9,150
Vitamin Shoppe, Inc.*	438	2,343
Zumiez, Inc.*	324	4,034
		490,865
Technology Hardware, Storage & Peripherals - 0.3%
Cray, Inc.*	741	13,968

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Electronics For Imaging, Inc.*	855	30,404
Super Micro Computer, Inc.*	699	18,611
		62,983
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc.*	1,363	12,172
Fossil Group, Inc.*	776	6,433
G-III Apparel Group Ltd.*	806	22,165
Iconix Brand Group, Inc.*	1,050	5,869
Movado Group, Inc.	282	7,825
Oxford Industries, Inc.	276	15,955
Perry Ellis International, Inc.*	226	4,934
Steven Madden Ltd.*	984	41,722
Unifi, Inc.*	282	8,765
Vera Bradley, Inc.*	347	3,137
Wolverine World Wide, Inc.	1,783	46,893
		175,870
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.	1,684	32,990
Bank Mutual Corp.	777	7,110
BofI Holding, Inc.*	1,061	28,127
Dime Community Bancshares, Inc.	575	10,896
HomeStreet, Inc.*	465	11,741
LendingTree, Inc.*	134	30,947
Northfield Bancorp, Inc.	836	13,468
Northwest Bancshares, Inc.	1,876	28,947
Oritani Financial Corp.	709	11,379
Provident Financial Services, Inc.	1,116	27,733
TrustCo Bank Corp.	1,766	13,951
Walker & Dunlop, Inc.*	517	24,914
		242,203
Tobacco - 0.1%
Universal Corp.	465	26,598
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies, Inc.	718	40,926
DXP Enterprises, Inc.*	285	7,721
Kaman Corp.	500	24,520
Veritiv Corp.*	208	5,824
		78,991
Water Utilities - 0.3%
American States Water Co.	674	33,228
California Water Service Group	883	33,069
		66,297
Wireless Telecommunication Services - 0.0%(b)
Spok Holdings, Inc.	378	6,332
TOTAL COMMON STOCKS (Cost $14,334,405)		12,935,478

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 8.6%

REPURCHASE AGREEMENT(c) - 8.6%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $1,900,467 (Cost $1,900,415)	1,900,415	1,900,415

Total Investments - 67.1% (Cost $16,234,820)		14,835,893
Other Assets Less Liabilities - 32.9%		7,266,336
Net assets - 100.0%		22,102,229

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,023,776.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,011,265
Aggregate gross unrealized depreciation	(2,053,366)
Net unrealized appreciation	$5,957,899
Federal income tax cost	$16,280,093

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	3,413,593	$4,434,227	1/8/2018	Bank of America NA	1.28%	S&P SmallCap 600®	$1,071,060
USD	(588,472)	858,365	1/8/2018	Citibank NA	1.20%	S&P SmallCap 600®	1,499,101
USD	963,156	1,520,138	1/8/2018	Credit Suisse International	1.03%	S&P SmallCap 600®	597,263
USD	94,864	1,342,709	11/6/2017	Morgan Stanley & Co. International plc	1.38%	S&P SmallCap 600®	1,297,139
USD	8,296,652	11,054,389	1/8/2018	Societe Generale	1.63%	S&P SmallCap 600®	2,803,756
USD	11,924,701	12,059,875	11/6/2019	UBS AG	1.53%	S&P SmallCap 600®	133,780
USD	24,104,494	$31,269,703					$7,402,099

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 35.6%
Aerospace & Defense - 0.9%
Arconic, Inc.	6,977	177,704
Boeing Co. (The)	8,886	2,129,619
General Dynamics Corp.	4,489	903,860
L3 Technologies, Inc.	1,233	223,765
Lockheed Martin Corp.	3,940	1,203,237
Northrop Grumman Corp.	2,764	752,388
Raytheon Co.	4,608	838,702
Rockwell Collins, Inc.	2,571	336,930
Textron, Inc.	4,238	208,043
TransDigm Group, Inc.	774	201,751
United Technologies Corp.	11,796	1,412,217
		8,388,216
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	2,230	157,505
Expeditors International of Washington, Inc.	2,852	159,997
FedEx Corp.	3,894	834,796
United Parcel Service, Inc., Class B	10,903	1,246,867
		2,399,165
Airlines - 0.2%
Alaska Air Group, Inc.	1,957	146,110
American Airlines Group, Inc.	7,798	348,882
Delta Air Lines, Inc.	11,652	549,858
Southwest Airlines Co.	9,572	499,084
United Continental Holdings, Inc.*	4,461	276,404
		1,820,338
Auto Components - 0.1%
BorgWarner, Inc.	3,158	146,563
Delphi Automotive plc	4,241	408,832
Goodyear Tire & Rubber Co. (The)	3,986	120,776
		676,171
Automobiles - 0.2%
Ford Motor Co.	61,914	682,911
General Motors Co.	21,739	794,343
Harley-Davidson, Inc.	2,771	130,265
		1,607,519
Banks - 2.2%
Bank of America Corp.	157,540	3,763,631
BB&T Corp.	12,844	591,980
Citigroup, Inc.	43,585	2,965,088
Citizens Financial Group, Inc.	8,019	265,669
Comerica, Inc.	2,801	191,168
Fifth Third Bancorp	11,877	310,346
Huntington Bancshares, Inc.	17,209	216,661
JPMorgan Chase & Co.	56,242	5,111,835
KeyCorp	17,352	298,628
M&T Bank Corp.	2,436	360,187
People’s United Financial, Inc.	5,451	91,032
PNC Financial Services Group, Inc. (The)	7,660	960,641
Regions Financial Corp.	19,029	268,499
SunTrust Banks, Inc.	7,654	421,735
US Bancorp	25,078	1,285,248
Wells Fargo & Co.	71,198	3,636,082
Zions Bancorp	3,208	140,061
		20,878,491
Beverages - 0.7%
Brown-Forman Corp., Class B	2,800	148,512
Coca-Cola Co. (The)	60,872	2,772,720
Constellation Brands, Inc., Class A	2,714	543,071
Dr Pepper Snapple Group, Inc.	2,910	264,956
Molson Coors Brewing Co., Class B	2,923	262,339
Monster Beverage Corp.*	6,382	356,243
PepsiCo, Inc.	22,613	2,617,003
		6,964,844
Biotechnology - 1.1%
AbbVie, Inc.	25,194	1,897,108
Alexion Pharmaceuticals, Inc.*	3,555	506,268
Amgen, Inc.	11,649	2,070,843
Biogen, Inc.*	3,382	1,070,606
Celgene Corp.*	12,361	1,717,314
Gilead Sciences, Inc.	20,686	1,731,625
Incyte Corp.*	2,691	369,770
Regeneron Pharmaceuticals, Inc.*	1,206	599,261
Vertex Pharmaceuticals, Inc.*	3,943	633,009
		10,595,804
Building Products - 0.1%
Allegion plc	1,508	118,695
AO Smith Corp.	2,331	129,813
Fortune Brands Home & Security, Inc.	2,435	152,261
Johnson Controls International plc	14,850	587,911
Masco Corp.	5,065	186,240
		1,174,920
Capital Markets - 1.0%
Affiliated Managers Group, Inc.	896	158,314
Ameriprise Financial, Inc.	2,413	334,225
Bank of New York Mellon Corp. (The)	16,461	860,581
BlackRock, Inc.	1,919	804,080
CBOE Holdings, Inc.	1,454	146,694
Charles Schwab Corp. (The)	19,262	768,554
CME Group, Inc.	5,379	676,678
E*TRADE Financial Corp.*	4,348	178,311
Franklin Resources, Inc.	5,420	234,307
Goldman Sachs Group, Inc. (The)	5,795	1,296,573
Intercontinental Exchange, Inc.	9,373	606,152
Invesco Ltd.	6,441	211,136
Moody’s Corp.	2,635	353,169
Morgan Stanley	22,547	1,025,888
Nasdaq, Inc.	1,804	135,986
Northern Trust Corp.	3,416	302,316
Raymond James Financial, Inc.	2,029	158,911
S&P Global, Inc.	4,081	629,821
State Street Corp.	5,599	517,852
T. Rowe Price Group, Inc.	3,819	322,171
		9,721,719
Chemicals - 0.8%
Air Products & Chemicals, Inc.	3,447	501,090
Albemarle Corp.	1,753	203,804
CF Industries Holdings, Inc.	3,690	106,973
Dow Chemical Co. (The)	35,458	2,363,276
Eastman Chemical Co.	2,308	198,950
Ecolab, Inc.	4,132	550,796
FMC Corp.	2,121	182,873
International Flavors & Fragrances, Inc.	1,250	171,062
LyondellBasell Industries NV, Class A	5,229	473,695
Monsanto Co.	6,946	814,071
Mosaic Co. (The)	5,557	111,029
PPG Industries, Inc.	4,056	423,122
Praxair, Inc.	4,525	595,218
Sherwin-Williams Co. (The)	1,283	435,283
		7,131,242
Commercial Services & Supplies - 0.1%
Cintas Corp.	1,367	184,559
Republic Services, Inc.	3,639	237,408
Stericycle, Inc.*	1,350	97,051
Waste Management, Inc.	6,434	496,126
		1,015,144

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Communications Equipment - 0.4%
Cisco Systems, Inc.	79,152	2,549,486
F5 Networks, Inc.*	1,024	122,245
Harris Corp.	1,930	237,197
Juniper Networks, Inc.	6,049	167,739
Motorola Solutions, Inc.	2,588	228,054
		3,304,721
Construction & Engineering - 0.0%(b)
Fluor Corp.	2,213	85,355
Jacobs Engineering Group, Inc.	1,906	103,858
Quanta Services, Inc.*	2,345	84,256
		273,469
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	991	210,082
Vulcan Materials Co.	2,092	253,676
		463,758
Consumer Finance - 0.3%
American Express Co.	11,885	1,023,299
Capital One Financial Corp.	7,645	608,618
Discover Financial Services	6,018	354,761
Navient Corp.	4,511	59,545
Synchrony Financial	12,193	375,423
		2,421,646
Containers & Packaging - 0.1%
Avery Dennison Corp.	1,402	132,153
Ball Corp.	5,542	221,625
International Paper Co.	6,536	352,094
Packaging Corp. of America	1,491	167,603
Sealed Air Corp.	3,100	137,578
WestRock Co.	3,975	226,217
		1,237,270
Distributors - 0.0%(b)
Genuine Parts Co.	2,333	193,242
LKQ Corp.*	4,880	169,092
		362,334
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	3,279	87,680
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc., Class B*	30,069	5,447,300
Leucadia National Corp.	5,126	121,384
		5,568,684
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	97,324	3,645,757
CenturyLink, Inc.	8,688	171,327
Level 3 Communications, Inc.*	4,634	252,229
Verizon Communications, Inc.	64,577	3,097,759
		7,167,072
Electric Utilities - 0.7%
Alliant Energy Corp.	3,606	154,120
American Electric Power Co., Inc.	7,784	573,136
Duke Energy Corp.	11,079	967,197
Edison International	5,158	413,568
Entergy Corp.	2,841	224,922
Eversource Energy	5,016	316,008
Exelon Corp.	14,660	555,174
FirstEnergy Corp.	7,024	228,842
NextEra Energy, Inc.	7,411	1,115,430
PG&E Corp.	8,083	568,881
Pinnacle West Capital Corp.	1,766	158,887
PPL Corp.	10,815	424,381
Southern Co. (The)	15,745	759,854
Xcel Energy, Inc.	8,038	397,881
		6,858,281
Electrical Equipment - 0.2%
Acuity Brands, Inc.	698	123,399
AMETEK, Inc.	3,643	230,420
Eaton Corp. plc	7,081	508,133
Emerson Electric Co.	10,202	602,326
Rockwell Automation, Inc.	2,039	334,518
		1,798,796
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	4,838	391,588
Corning, Inc.	14,567	418,947
FLIR Systems, Inc.	2,160	82,080
TE Connectivity Ltd.	5,620	447,352
		1,339,967
Energy Equipment & Services - 0.3%
Baker Hughes a GE Co.	6,735	228,317
Halliburton Co.	13,739	535,409
Helmerich & Payne, Inc.	1,719	72,782
National Oilwell Varco, Inc.	6,016	184,511
Schlumberger Ltd.	21,996	1,396,966
TechnipFMC plc*	7,386	190,780
		2,608,765
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc.	1,442	174,929
American Tower Corp.	6,728	996,080
Apartment Investment & Management Co., Class A	2,486	112,690
AvalonBay Communities, Inc.	2,181	409,439
Boston Properties, Inc.	2,436	293,782
Crown Castle International Corp.	6,373	691,088
Digital Realty Trust, Inc.	2,529	299,282
Duke Realty Corp.	5,629	167,294
Equinix, Inc.	1,233	577,549
Equity Residential	5,812	390,276
Essex Property Trust, Inc.	1,038	276,077
Extra Space Storage, Inc.	1,993	154,717
Federal Realty Investment Trust	1,144	145,208
GGP, Inc.	9,221	191,336
HCP, Inc.	7,418	221,131
Host Hotels & Resorts, Inc.	11,710	212,185
Iron Mountain, Inc.	3,888	153,265
Kimco Realty Corp.	6,738	132,200
Macerich Co. (The)	1,885	99,471
Mid-America Apartment Communities, Inc.	1,798	191,415
Prologis, Inc.	8,395	531,907
Public Storage	2,367	486,040
Realty Income Corp.	4,323	248,832
Regency Centers Corp.	2,315	148,901
SBA Communications Corp.*	1,920	294,816
Simon Property Group, Inc.	4,942	775,153
SL Green Realty Corp.	1,612	155,364
UDR, Inc.	4,233	164,325
Ventas, Inc.	5,618	384,496
Vornado Realty Trust	2,727	203,134
Welltower, Inc.	5,796	424,383
Weyerhaeuser Co.	11,893	387,831
		10,094,596
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	6,943	1,088,246
CVS Health Corp.	16,128	1,247,339
Kroger Co. (The)	14,447	315,956
Sysco Corp.	7,794	410,510
Walgreens Boots Alliance, Inc.	13,518	1,101,717
Wal-Mart Stores, Inc.	23,383	1,825,511
		5,989,279
Food Products - 0.4%
Archer-Daniels-Midland Co.	9,034	373,285
Campbell Soup Co.	3,036	140,263
Conagra Brands, Inc.	6,399	207,711
General Mills, Inc.	9,120	485,731
Hershey Co. (The)	2,216	232,503
Hormel Foods Corp.	4,270	131,260

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
JM Smucker Co. (The)	1,843	193,073
Kellogg Co.	3,992	261,316
Kraft Heinz Co. (The)	9,445	762,684
McCormick & Co., Inc. (Non-Voting)	1,792	170,473
Mondelez International, Inc., Class A	24,019	976,612
Tyson Foods, Inc., Class A	4,562	288,775
		4,223,686
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	27,470	1,399,322
Align Technology, Inc.*	1,195	211,204
Baxter International, Inc.	7,721	479,011
Becton Dickinson and Co.	3,599	717,784
Boston Scientific Corp.*	21,678	597,229
Cooper Cos., Inc. (The)	773	193,892
CR Bard, Inc.	1,146	367,648
Danaher Corp.	9,669	806,588
DENTSPLY SIRONA, Inc.	3,629	205,292
Edwards Lifesciences Corp.*	3,321	377,465
Hologic, Inc.*	4,433	171,114
IDEXX Laboratories, Inc.*	1,395	216,825
Intuitive Surgical, Inc.*	583	585,723
Medtronic plc	21,670	1,747,035
ResMed, Inc.	2,245	174,167
Stryker Corp.	4,911	694,268
Varian Medical Systems, Inc.*	1,455	154,594
Zimmer Biomet Holdings, Inc.	3,185	363,950
		9,463,111
Health Care Providers & Services - 1.0%
Aetna, Inc.	5,251	828,083
AmerisourceBergen Corp.	2,627	210,817
Anthem, Inc.	4,195	822,388
Cardinal Health, Inc.	5,000	337,300
Centene Corp.*	2,727	242,294
Cigna Corp.	4,053	737,889
DaVita, Inc.*	2,464	144,292
Envision Healthcare Corp.*	1,859	97,430
Express Scripts Holding Co.*	9,396	590,257
HCA Healthcare, Inc.*	4,530	356,330
Henry Schein, Inc.*	1,256	218,142
Humana, Inc.	2,285	588,662
Laboratory Corp. of America Holdings*	1,619	253,972
McKesson Corp.	3,339	498,546
Patterson Cos., Inc.	1,292	49,742
Quest Diagnostics, Inc.	2,166	234,686
UnitedHealth Group, Inc.	15,255	3,034,219
Universal Health Services, Inc., Class B	1,415	153,004
		9,398,053
Health Care Technology - 0.0%(b)
Cerner Corp.*	4,654	315,448
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.	6,626	460,375
Chipotle Mexican Grill, Inc.*	454	143,786
Darden Restaurants, Inc.	1,968	161,553
Hilton Worldwide Holdings, Inc.	3,244	208,687
Marriott International, Inc., Class A	4,918	509,407
McDonald’s Corp.	12,903	2,064,093
MGM Resorts International	7,643	251,913
Royal Caribbean Cruises Ltd.	2,656	330,566
Starbucks Corp.	22,924	1,257,611
Wyndham Worldwide Corp.	1,652	164,671
Wynn Resorts Ltd.	1,264	175,683
Yum Brands, Inc.	5,237	402,306
		6,130,651
Household Durables - 0.2%
DR Horton, Inc.	5,410	195,572
Garmin Ltd.	1,816	93,524
Leggett & Platt, Inc.	2,094	96,261
Lennar Corp., Class A	3,217	166,512
Mohawk Industries, Inc.*	1,000	253,120
Newell Brands, Inc.	7,648	369,245
PulteGroup, Inc.	4,495	116,061
Whirlpool Corp.	1,171	200,967
		1,491,262
Household Products - 0.6%
Church & Dwight Co., Inc.	3,946	197,971
Clorox Co. (The)	2,039	282,463
Colgate-Palmolive Co.	13,983	1,001,742
Kimberly-Clark Corp.	5,619	692,767
Procter & Gamble Co. (The)	40,487	3,735,735
		5,910,678
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp.	10,450	115,368
NRG Energy, Inc.	5,004	124,650
		240,018
Industrial Conglomerates - 0.8%
3M Co.	9,460	1,932,867
General Electric Co.	137,860	3,384,463
Honeywell International, Inc.	12,068	1,668,642
Roper Technologies, Inc.	1,615	372,516
		7,358,488
Insurance - 1.0%
Aflac, Inc.	6,282	518,579
Allstate Corp. (The)	5,770	522,185
American International Group, Inc.	13,922	842,003
Aon plc	4,149	577,375
Arthur J Gallagher & Co.	2,841	164,494
Assurant, Inc.	867	82,096
Brighthouse Financial, Inc.*	1,555	88,744
Chubb Ltd.	7,392	1,045,377
Cincinnati Financial Corp.	2,372	182,265
Everest Re Group Ltd.	650	164,112
Hartford Financial Services Group, Inc. (The)	5,815	314,417
Lincoln National Corp.	3,550	240,903
Loews Corp.	4,371	203,601
Marsh & McLennan Cos., Inc.	8,158	636,977
MetLife, Inc.	17,104	800,980
Principal Financial Group, Inc.	4,243	265,272
Progressive Corp. (The)	9,196	427,430
Prudential Financial, Inc.	6,791	693,225
Torchmark Corp.	1,722	132,542
Travelers Cos., Inc. (The)	4,423	535,979
Unum Group	3,613	174,074
Willis Towers Watson plc	2,012	298,722
XL Group Ltd.	4,139	169,533
		9,080,885
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc.*	6,280	6,158,168
Expedia, Inc.	1,924	285,445
Netflix, Inc.*	6,823	1,192,046
Priceline Group, Inc. (The)*	778	1,440,918
TripAdvisor, Inc.*	1,748	74,692
		9,151,269
Internet Software & Services - 1.7%
Akamai Technologies, Inc.*	2,737	129,050
Alphabet, Inc., Class A*	4,712	4,501,091
Alphabet, Inc., Class C*	4,724	4,437,395
eBay, Inc.*	15,934	575,695
Facebook, Inc., Class A*	37,418	6,434,773
VeriSign, Inc.*	1,398	145,043
		16,223,047
IT Services - 1.4%
Accenture plc, Class A	9,816	1,283,540

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Alliance Data Systems Corp.	881	198,665
Automatic Data Processing, Inc.	7,083	754,127
Cognizant Technology Solutions Corp., Class A	9,324	659,859
CSRA, Inc.	2,300	72,473
DXC Technology Co.	4,483	381,055
Fidelity National Information Services, Inc.	5,233	486,250
Fiserv, Inc.*	3,362	415,913
Gartner, Inc.*	1,432	172,685
Global Payments, Inc.	2,414	230,513
International Business Machines Corp.	13,534	1,935,768
Mastercard, Inc., Class A	14,849	1,979,372
Paychex, Inc.	5,061	288,629
PayPal Holdings, Inc.*	17,685	1,090,811
Total System Services, Inc.	2,622	181,233
Visa, Inc., Class A	29,226	3,025,476
Western Union Co. (The)	7,460	141,143
		13,297,512
Leisure Products - 0.0%(b)
Hasbro, Inc.	1,781	174,983
Mattel, Inc.	5,423	87,961
		262,944
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	5,102	330,201
Illumina, Inc.*	2,311	472,507
Mettler-Toledo International, Inc.*	409	247,482
PerkinElmer, Inc.	1,742	116,697
Quintiles IMS Holdings, Inc.*	2,172	208,577
Thermo Fisher Scientific, Inc.	6,193	1,158,958
Waters Corp.*	1,267	232,469
		2,766,891
Machinery - 0.6%
Caterpillar, Inc.	9,326	1,095,712
Cummins, Inc.	2,446	389,843
Deere & Co.	4,658	540,002
Dover Corp.	2,464	209,144
Flowserve Corp.	2,068	81,231
Fortive Corp.	4,773	310,102
Illinois Tool Works, Inc.	4,922	676,824
Ingersoll-Rand plc	4,053	346,086
PACCAR, Inc.	5,561	368,861
Parker-Hannifin Corp.	2,108	339,156
Pentair plc	2,654	164,681
Snap-on, Inc.	917	135,322
Stanley Black & Decker, Inc.	2,422	348,768
Xylem, Inc.	2,845	176,589
		5,182,321
Media - 1.1%
CBS Corp. (Non-Voting), Class B	5,831	373,534
Charter Communications, Inc., Class A*	3,414	1,360,616
Comcast Corp., Class A	74,920	3,042,501
Discovery Communications, Inc., Class A*	2,434	54,059
Discovery Communications, Inc., Class C*	3,338	70,131
DISH Network Corp., Class A*	3,601	206,301
Interpublic Group of Cos., Inc. (The)	6,255	125,976
News Corp., Class A	6,050	80,888
News Corp., Class B	1,896	25,975
Omnicom Group, Inc.	3,684	266,648
Scripps Networks Interactive, Inc., Class A	1,518	130,017
Time Warner, Inc.	12,277	1,241,205
Twenty-First Century Fox, Inc., Class A	16,659	459,622
Twenty-First Century Fox, Inc., Class B	7,711	208,968
Viacom, Inc., Class B	5,577	159,502
Walt Disney Co. (The)	23,029	2,330,535
		10,136,478
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.*	21,071	311,429
Newmont Mining Corp.	8,441	323,628
Nucor Corp.	5,051	278,361
		913,418
Multiline Retail - 0.1%
Dollar General Corp.	3,994	289,805
Dollar Tree, Inc.*	3,747	298,414
Kohl’s Corp.	2,699	107,366
Macy’s, Inc.	4,820	100,111
Nordstrom, Inc.	1,761	78,576
Target Corp.	8,734	476,265
		1,350,537
Multi-Utilities - 0.4%
Ameren Corp.	3,841	230,422
CenterPoint Energy, Inc.	6,822	202,068
CMS Energy Corp.	4,440	215,518
Consolidated Edison, Inc.	4,834	407,361
Dominion Energy, Inc.	9,957	784,313
DTE Energy Co.	2,840	318,989
NiSource, Inc.	5,120	137,574
Public Service Enterprise Group, Inc.	8,008	375,095
SCANA Corp.	2,262	136,579
Sempra Energy	3,971	468,300
WEC Energy Group, Inc.	4,996	325,839
		3,602,058
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp.	8,870	363,049
Andeavor	2,392	239,559
Apache Corp.	6,021	233,856
Cabot Oil & Gas Corp.	7,369	188,278
Chesapeake Energy Corp.*	12,075	43,953
Chevron Corp.	29,991	3,227,631
Cimarex Energy Co.	1,506	150,133
Concho Resources, Inc.*	2,345	260,225
ConocoPhillips	19,584	855,037
Devon Energy Corp.	8,322	261,311
EOG Resources, Inc.	9,138	776,639
EQT Corp.	2,744	171,061
Exxon Mobil Corp.	67,077	5,119,987
Hess Corp.	4,278	166,414
Kinder Morgan, Inc.	30,392	587,477
Marathon Oil Corp.	13,456	149,631
Marathon Petroleum Corp.	8,212	430,719
Newfield Exploration Co.*	3,153	82,388
Noble Energy, Inc.	7,206	171,287
Occidental Petroleum Corp.	12,103	722,549
ONEOK, Inc.	6,014	325,718
Phillips 66	6,944	581,977
Pioneer Natural Resources Co.	2,693	349,148
Range Resources Corp.	2,979	51,715
Valero Energy Corp.	7,080	482,148
Williams Cos., Inc. (The)	13,080	388,868
		16,380,758
Personal Products - 0.1%
Coty, Inc., Class A	7,456	123,620
Estee Lauder Cos., Inc. (The), Class A	3,544	379,173
		502,793
Pharmaceuticals - 1.8%
Allergan plc	5,317	1,220,145
Bristol-Myers Squibb Co.	26,079	1,577,258
Eli Lilly & Co.	15,371	1,249,509

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Johnson & Johnson	42,644	5,644,786
Merck & Co., Inc.	43,298	2,765,010
Mylan NV*	7,297	229,710
Perrigo Co. plc	2,270	179,239
Pfizer, Inc.	94,472	3,204,490
Zoetis, Inc.	7,769	487,117
		16,557,264
Professional Services - 0.1%
Equifax, Inc.	1,903	271,120
IHS Markit Ltd.*	5,024	235,324
Nielsen Holdings plc	5,317	206,566
Robert Half International, Inc.	2,013	91,189
Verisk Analytics, Inc.*	2,434	197,276
		1,001,475
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	4,760	171,741
Road & Rail - 0.3%
CSX Corp.	14,606	733,221
JB Hunt Transport Services, Inc.	1,358	134,293
Kansas City Southern	1,679	173,659
Norfolk Southern Corp.	4,587	552,825
Union Pacific Corp.	12,782	1,345,945
		2,939,943
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc.*	12,267	159,471
Analog Devices, Inc.	5,810	486,123
Applied Materials, Inc.	17,012	767,581
Broadcom Ltd.	6,354	1,601,653
Intel Corp.	74,544	2,614,258
KLA-Tencor Corp.	2,482	232,538
Lam Research Corp.	2,554	423,913
Microchip Technology, Inc.	3,631	315,171
Micron Technology, Inc.*	16,462	526,290
NVIDIA Corp.	9,419	1,595,955
Qorvo, Inc.*	2,012	147,319
QUALCOMM, Inc.	23,388	1,222,491
Skyworks Solutions, Inc.	2,921	307,756
Texas Instruments, Inc.	15,772	1,306,237
Xilinx, Inc.	3,927	259,418
		11,966,174
Software - 1.8%
Activision Blizzard, Inc.	10,976	719,587
Adobe Systems, Inc.*	7,831	1,215,058
ANSYS, Inc.*	1,353	174,293
Autodesk, Inc.*	3,070	351,392
CA, Inc.	4,961	164,606
Citrix Systems, Inc.*	2,393	187,157
Electronic Arts, Inc.*	4,908	596,322
Intuit, Inc.	3,853	545,007
Microsoft Corp.	122,217	9,138,165
Oracle Corp.	47,549	2,393,141
Red Hat, Inc.*	2,814	302,505
salesforce.com, Inc.*	10,585	1,010,762
Symantec Corp.	9,629	288,677
Synopsys, Inc.*	2,379	191,319
		17,277,991
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	1,169	114,445
AutoZone, Inc.*	446	235,684
Best Buy Co., Inc.	4,200	227,892
CarMax, Inc.*	2,932	196,884
Foot Locker, Inc.	2,077	73,173
Gap, Inc. (The)	3,485	82,316
Home Depot, Inc. (The)	18,926	2,836,439
L Brands, Inc.	3,814	138,143
Lowe’s Cos., Inc.	13,583	1,003,648
O’Reilly Automotive, Inc.*	1,441	282,623
Ross Stores, Inc.	6,205	362,682
Signet Jewelers Ltd.	1,083	68,305
Staples, Inc.	10,340	105,623
Tiffany & Co.	1,697	155,106
TJX Cos., Inc. (The)	10,183	736,231
Tractor Supply Co.	2,035	121,103
Ulta Beauty, Inc.*	923	203,992
		6,944,289
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	82,536	13,535,904
Hewlett Packard Enterprise Co.	26,354	475,953
HP, Inc.	26,647	508,425
NetApp, Inc.	4,289	165,813
Seagate Technology plc	4,702	148,254
Western Digital Corp.	4,610	406,925
Xerox Corp.	3,379	109,040
		15,350,314
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	4,450	185,565
Hanesbrands, Inc.	5,765	139,859
Michael Kors Holdings Ltd.*	2,467	104,157
NIKE, Inc., Class B	20,979	1,107,901
PVH Corp.	1,235	155,474
Ralph Lauren Corp.	872	76,640
Under Armour, Inc., Class A*	2,923	47,206
Under Armour, Inc., Class C*	2,918	44,062
VF Corp.	5,071	318,814
		2,179,678
Tobacco - 0.5%
Altria Group, Inc.	30,578	1,938,645
Philip Morris International, Inc.	24,587	2,874,958
		4,813,603
Trading Companies & Distributors - 0.1%
Fastenal Co.	4,579	195,386
United Rentals, Inc.*	1,338	157,964
WW Grainger, Inc.	851	138,347
		491,697
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	2,821	228,219

TOTAL COMMON STOCKS (Cost $342,588,566)		335,254,585

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 6.8%

REPURCHASE AGREEMENT(c) - 6.8%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $64,048,571 (Cost $64,046,818)	64,046,818	64,046,818

Total Investments - 42.4% (Cost $406,635,384)		399,301,403
Other Assets Less Liabilities - 57.6%		542,912,979
Net assets - 100.0%		942,214,382

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $304,075,330.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$498,669,318
Aggregate gross unrealized depreciation	(11,100,506)
Net unrealized appreciation	$487,568,812
Federal income tax cost	$411,664,388

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P 500 E-Mini Index	491	9/15/2017	USD	$60,656,913	$897,957

Cash collateral in the amount of $2,268,420 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	10,387,520	$13,138,928	11/6/2017	Bank of America NA	1.23%	SPDR® S&P 500® ETF Trust	$2,610,319
USD	63,494,567	141,467,839	1/8/2018	Bank of America NA	1.58%	S&P 500®	86,206,703
USD	886,015,533	895,532,231	11/6/2019	Citibank NA	1.57%	S&P 500®	9,808,803
USD	665,508,709	705,156,391	1/8/2018	Credit Suisse International	1.53%	S&P 500®	42,499,647
USD	(4,739,417)	80,639,251	11/6/2017	Deutsche Bank AG	1.40%	S&P 500®	91,939,496
USD	8,089,950	9,855,612	11/6/2017	Goldman Sachs International	1.50%	SPDR® S&P 500® ETF Trust	1,642,596
USD	137,903,529	169,724,511	11/6/2017	Goldman Sachs International	1.75%	S&P 500®	34,818,959
USD	4,395,851	5,371,578	11/6/2017	Morgan Stanley & Co. International plc	1.53%	SPDR® S&P 500® ETF Trust	899,149
USD	8,491,759	97,702,168	11/6/2017	Morgan Stanley & Co. International plc	1.43%	S&P 500®	95,856,254
USD	70,790,962	138,228,107	11/6/2017	Societe Generale	1.53%	S&P 500®	76,296,528
USD	122,203,103	173,980,936	11/6/2017	UBS AG	1.63%	S&P 500®	56,455,386
USD	1,972,542,066	$2,430,797,552					$499,033,840

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 44.4%

Airlines - 0.1%
American Airlines Group, Inc.	63,787	2,853,830

Automobiles - 0.4%
Tesla, Inc.*	21,260	7,566,434

Beverages - 0.2%
Monster Beverage Corp.*	73,539	4,104,947

Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc.*	29,081	4,141,425
Amgen, Inc.	95,255	16,933,481
Biogen, Inc.*	27,471	8,696,220
BioMarin Pharmaceutical, Inc.*	22,592	2,037,572
Celgene Corp.*	101,153	14,053,186
Gilead Sciences, Inc.	169,243	14,167,332
Incyte Corp.*	26,524	3,644,663
Regeneron Pharmaceuticals, Inc.*	13,505	6,710,635
Shire plc, ADR	10,137	1,514,366
Vertex Pharmaceuticals, Inc.*	32,242	5,176,131
		77,075,011
Commercial Services & Supplies - 0.1%
Cintas Corp.	13,655	1,843,562

Communications Equipment - 1.0%
Cisco Systems, Inc.	647,637	20,860,388

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	56,839	8,908,945
Walgreens Boots Alliance, Inc.	140,005	11,410,407
		20,319,352
Food Products - 1.0%
Kraft Heinz Co. (The)	157,727	12,736,455
Mondelez International, Inc., Class A	196,539	7,991,276
		20,727,731
Health Care Equipment & Supplies - 0.5%
DENTSPLY SIRONA, Inc.	29,677	1,678,828
Hologic, Inc.*	36,279	1,400,369
IDEXX Laboratories, Inc.*	11,399	1,771,747
Intuitive Surgical, Inc.*	4,754	4,776,201
		9,627,145
Health Care Providers & Services - 0.3%
Express Scripts Holding Co.*	76,892	4,830,355
Henry Schein, Inc.*	10,258	1,781,610
		6,611,965
Health Care Technology - 0.1%
Cerner Corp.*	42,787	2,900,103

Hotels, Restaurants & Leisure - 1.0%
Marriott International, Inc., Class A	49,094	5,085,157
Norwegian Cruise Line Holdings Ltd.*	29,504	1,754,308
Starbucks Corp.	187,563	10,289,706
Wynn Resorts Ltd.	13,259	1,842,868
		18,972,039
Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc.*	61,905	60,704,043
Ctrip.com International Ltd., ADR*	57,715	2,969,437
Expedia, Inc.	17,881	2,652,825
JD.com, Inc., ADR*	118,784	4,978,237
Liberty Interactive Corp. QVC Group, Class A*	54,582	1,207,354
Liberty Ventures, Series A*	10,519	647,550
Netflix, Inc.*	55,835	9,754,933
Priceline Group, Inc. (The)*	6,379	11,814,418
		94,728,797
Internet Software & Services - 7.5%
Akamai Technologies, Inc.*	22,409	1,056,584
Alphabet, Inc., Class A*	38,565	36,838,831
Alphabet, Inc., Class C*	44,938	42,211,612
Baidu, Inc., ADR*	35,783	8,160,313
eBay, Inc.*	140,189	5,065,029
Facebook, Inc., Class A*	306,307	52,675,615
MercadoLibre, Inc.	5,733	1,481,808
NetEase, Inc., ADR	9,875	2,723,920
		150,213,712
IT Services - 1.4%
Automatic Data Processing, Inc.	57,965	6,171,533
Cognizant Technology Solutions Corp., Class A	76,282	5,398,477
Fiserv, Inc.*	27,513	3,403,633
Paychex, Inc.	46,523	2,653,207
PayPal Holdings, Inc.*	155,601	9,597,470
		27,224,320
Leisure Products - 0.1%
Hasbro, Inc.	16,196	1,591,257
Mattel, Inc.	44,384	719,908
		2,311,165
Life Sciences Tools & Services - 0.2%
Illumina, Inc.*	18,909	3,866,134

Machinery - 0.2%
PACCAR, Inc.	45,514	3,018,944

Media - 2.8%
Charter Communications, Inc., Class A*	34,664	13,814,991
Comcast Corp., Class A	613,094	24,897,747
Discovery Communications, Inc., Class A*	19,924	442,512
Discovery Communications, Inc., Class C*	29,039	610,109
DISH Network Corp., Class A*	29,471	1,688,394
Liberty Global plc, Class A*	30,717	1,044,378
Liberty Global plc, Class C*	78,881	2,605,440
Liberty Global plc LiLAC, Class A*	6,414	166,828
Liberty Global plc LiLAC, Class C*	15,622	402,891
Sirius XM Holdings, Inc.	604,227	3,474,305
Twenty-First Century Fox, Inc., Class A	136,301	3,760,545
Twenty-First Century Fox, Inc., Class B	103,415	2,802,547
Viacom, Inc., Class B	45,639	1,305,275
		57,015,962
Multiline Retail - 0.1%
Dollar Tree, Inc.*	30,642	2,440,329

Pharmaceuticals - 0.1%
Mylan NV*	69,435	2,185,814

Professional Services - 0.1%
Verisk Analytics, Inc.*	21,432	1,737,064

Road & Rail - 0.4%
CSX Corp.	119,504	5,999,101
JB Hunt Transport Services, Inc.	14,249	1,409,083
		7,408,184
Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.	47,536	3,977,337
Applied Materials, Inc.	139,184	6,279,982
Broadcom Ltd.	52,005	13,108,900
Intel Corp.	609,933	21,390,350

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
KLA-Tencor Corp.	20,289	1,900,877
Lam Research Corp.	20,902	3,469,314
Maxim Integrated Products, Inc.	36,609	1,708,176
Microchip Technology, Inc.	29,704	2,578,307
Micron Technology, Inc.*	143,301	4,581,333
NVIDIA Corp.	77,053	13,055,860
QUALCOMM, Inc.	191,382	10,003,537
Skyworks Solutions, Inc.	23,893	2,517,367
Texas Instruments, Inc.	129,051	10,688,004
Xilinx, Inc.	32,117	2,121,649
		97,380,993
Software - 5.6%
Activision Blizzard, Inc.	97,607	6,399,115
Adobe Systems, Inc.*	64,085	9,943,429
Autodesk, Inc.*	28,529	3,265,429
CA, Inc.	54,105	1,795,204
Check Point Software Technologies Ltd.*	21,496	2,404,757
Citrix Systems, Inc.*	19,580	1,531,352
Electronic Arts, Inc.*	40,169	4,880,533
Intuit, Inc.	33,195	4,695,433
Microsoft Corp.	1,000,009	74,770,673
Symantec Corp.	78,790	2,362,124
		112,048,049
Specialty Retail - 0.4%
O’Reilly Automotive, Inc.*	11,784	2,311,196
Ross Stores, Inc.	50,774	2,967,740
Tractor Supply Co.	16,652	990,961
Ulta Beauty, Inc.*	8,040	1,776,920
		8,046,817
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	675,336	110,755,104
Seagate Technology plc	38,406	1,210,941
Western Digital Corp.	37,734	3,330,780
		115,296,825
Trading Companies & Distributors - 0.1%
Fastenal Co.	37,456	1,598,248

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.*	107,596	6,962,537
Vodafone Group plc, ADR	56,369	1,636,392
		8,598,929
TOTAL COMMON STOCKS (Cost $888,538,829)		888,582,793

Investments	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 2.9%

REPURCHASE AGREEMENT(b) - 2.9%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $58,341,376 (Cost $58,339,781)	58,339,781	58,339,781

Total Investments - 47.3% (Cost $946,878,610)		946,922,574
Other Assets Less Liabilities - 52.7%		1,057,141,266
Net assets - 100.0%		2,004,063,840

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $443,167,718.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                                             American Depositary Receipt

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,080,806,984
Aggregate gross unrealized depreciation	(25,402,892)
Net unrealized appreciation	$1,055,404,092
Federal income tax cost	$949,086,140

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
NASDAQ 100 E-Mini Index	873	9/15/2017	USD	$104,611,590	$4,016,140

Cash collateral in the amount of $3,745,170 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

UltraPro QQQ® had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	543,005,023	$735,053,348	11/6/2017	Bank of America NA	1.53%	NASDAQ-100 Index®	$195,369,499
USD	65,464,820	237,446,658	1/8/2018	Citibank NA	1.65%	NASDAQ-100 Index®	174,415,216
USD	800,592,175	947,508,880	11/6/2018	Credit Suisse International	1.63%	NASDAQ-100 Index®	145,916,410
USD	400,000,000	409,032,601	11/6/2018	Deutsche Bank AG	1.60%	NASDAQ-100 Index®	8,916,633
USD	364,236	647,672	11/6/2018	Goldman Sachs International	1.50%	PowerShares QQQ TrustSM, Series 1	274,889
USD	968,451,265	1,041,770,310	11/6/2018	Goldman Sachs International	1.75%	NASDAQ-100 Index®	72,600,563
USD	31,989,904	40,538,331	1/8/2018	Morgan Stanley & Co. International plc	1.63%	PowerShares QQQ TrustSM, Series 1	8,143,601
USD	31,917,506	162,247,064	11/6/2017	Morgan Stanley & Co. International plc	1.63%	NASDAQ-100 Index®	134,348,007
USD	33,379,557	262,067,179	11/6/2017	Societe Generale	1.58%	NASDAQ-100 Index®	235,303,468
USD	1,103,522,270	1,182,715,355	11/6/2018	UBS AG	1.63%	NASDAQ-100 Index®	78,263,232
USD	3,978,686,756	$5,019,027,398					$1,053,551,518

(1)         Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)         Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 23.4%

Aerospace & Defense - 2.6%
Boeing Co. (The)	13,527	3,241,881
United Technologies Corp.	13,527	1,619,452
		4,861,333
Banks - 0.7%
JPMorgan Chase & Co.	13,527	1,229,469

Beverages - 0.3%
Coca-Cola Co. (The)	13,527	616,155

Capital Markets - 1.6%
Goldman Sachs Group, Inc. (The)	13,527	3,026,531

Chemicals - 0.5%
Dow Chemical Co. (The)	13,527	901,575

Communications Equipment - 0.2%
Cisco Systems, Inc.	13,527	435,705

Consumer Finance - 0.6%
American Express Co.	13,527	1,164,675

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	13,527	648,890

Food & Staples Retailing - 0.6%
Wal-Mart Stores, Inc.	13,527	1,056,053

Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.	13,527	2,690,520

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.	13,527	2,163,914

Household Products - 0.7%
Procter & Gamble Co. (The)	13,527	1,248,136

Industrial Conglomerates - 1.7%
3M Co.	13,527	2,763,836
General Electric Co.	13,527	332,088
		3,095,924
Insurance - 0.9%
Travelers Cos., Inc. (The)	13,527	1,639,202

IT Services - 1.8%
International Business Machines Corp.	13,527	1,934,767
Visa, Inc., Class A	13,527	1,400,315
		3,335,082
Machinery - 0.9%
Caterpillar, Inc.	13,527	1,589,287

Media - 0.7%
Walt Disney Co. (The)	13,527	1,368,932

Oil, Gas & Consumable Fuels - 1.3%
Chevron Corp.	13,527	1,455,776
Exxon Mobil Corp.	13,527	1,032,516
		2,488,292
Pharmaceuticals - 1.7%
Johnson & Johnson	13,527	1,790,569
Merck & Co., Inc.	13,527	863,834
Pfizer, Inc.	13,527	458,836
		3,113,239
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.	13,527	474,392

Software - 0.5%
Microsoft Corp.	13,527	1,011,414

Specialty Retail - 1.1%
Home Depot, Inc. (The)	13,527	2,027,291

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	13,527	2,218,428

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	13,527	714,361

TOTAL COMMON STOCKS (Cost $44,792,248)		43,118,800

Investments	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 19.8%

REPURCHASE AGREEMENT(b) - 19.8%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $36,570,889 (Cost $36,569,890)	36,569,890	36,569,890

Total Investments - 43.2% (Cost $81,362,138)		79,688,690
Other Assets Less Liabilities - 56.8%		104,674,954
Net assets - 100.0%		184,363,644

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $30,162,663.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,336,529
Aggregate gross unrealized depreciation	(1,984,885)
Net unrealized appreciation	$89,351,644
Federal income tax cost	$81,611,572

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
DJIA CBOT E-Mini Index	80	9/15/2017	USD	$8,780,400	$89,255

Cash collateral in the amount of $294,800 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	29,023,429	$44,089,778	1/8/2018	Bank of America NA	1.48%	Dow Jones Industrial AverageSM	$16,493,985
USD	239,902,973	240,740,591	11/6/2018	Citibank NA	1.60%	Dow Jones Industrial AverageSM	1,071,291
USD	57,383,506	62,203,662	11/6/2018	Credit Suisse International	1.68%	Dow Jones Industrial AverageSM	5,163,295
USD	1,469,530	1,884,116	11/6/2017	Deutsche Bank AG	1.25%	SPDR® Dow Jones Industrial AverageSM ETF Trust	396,516
USD	12,558,098	12,645,413	11/6/2018	Deutsche Bank AG	1.30%	Dow Jones Industrial AverageSM	120,469
USD	3,981,230	12,402,941	11/6/2017	Goldman Sachs International	1.70%	Dow Jones Industrial AverageSM	9,236,613
USD	(227,268)	6,516	11/6/2017	Morgan Stanley & Co. International plc	1.58%	SPDR® Dow Jones Industrial AverageSM ETF Trust	221,228
USD	26,616,996	48,044,032	11/6/2017	Morgan Stanley & Co. International plc	1.43%	Dow Jones Industrial AverageSM	23,470,084
USD	21,169,464	35,558,530	1/8/2018	Societe Generale	1.58%	Dow Jones Industrial AverageSM	15,857,575
USD	26,100,582	43,629,589	11/6/2018	UBS AG	1.63%	Dow Jones Industrial AverageSM	19,154,215
USD	417,978,540	$501,205,168					$91,185,271

(1)         Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)         Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 40.1%

Aerospace & Defense - 0.8%
Curtiss-Wright Corp.	358	34,662
Esterline Technologies Corp.*	241	20,581
Huntington Ingalls Industries, Inc.	374	80,021
KLX, Inc.*	418	20,039
Orbital ATK, Inc.	466	51,996
Teledyne Technologies, Inc.*	287	43,067
		250,366
Airlines - 0.2%
JetBlue Airways Corp.*	2,702	53,527

Auto Components - 0.3%
Cooper Tire & Rubber Co.	430	14,448
Dana, Inc.	1,168	28,114
Gentex Corp.	2,323	42,441
		85,003
Automobiles - 0.1%
Thor Industries, Inc.	386	41,935

Banks - 3.1%
Associated Banc-Corp.	1,231	26,959
BancorpSouth, Inc.	673	19,551
Bank of Hawaii Corp.	346	27,033
Bank of the Ozarks, Inc.	983	42,230
Cathay General Bancorp	609	21,479
Chemical Financial Corp.	576	26,156
Commerce Bancshares, Inc.	705	38,768
Cullen/Frost Bankers, Inc.	459	38,648
East West Bancorp, Inc.	1,171	64,838
First Horizon National Corp.	1,894	32,596
FNB Corp.	2,613	33,159
Fulton Financial Corp.	1,415	24,692
Hancock Holding Co.	683	30,018
Home BancShares, Inc.	1,023	23,846
International Bancshares Corp.	471	16,932
MB Financial, Inc.	578	22,987
PacWest Bancorp	971	43,841
Pinnacle Financial Partners, Inc.	587	36,511
Prosperity Bancshares, Inc.	563	33,639
Signature Bank*	436	55,956
SVB Financial Group*	424	71,800
Synovus Financial Corp.	991	41,741
TCF Financial Corp.	1,388	21,556
Texas Capital Bancshares, Inc.*	401	29,774
Trustmark Corp.	547	16,202
UMB Financial Corp.	353	23,693
Umpqua Holdings Corp.	1,783	31,203
United Bankshares, Inc.	850	28,518
Valley National Bancorp	2,135	23,891
Webster Financial Corp.	746	34,823
Wintrust Financial Corp.	450	32,764
		1,015,804
Beverages - 0.0%(b)
Boston Beer Co., Inc. (The), Class A*	75	11,175

Biotechnology - 0.3%
Bioverativ, Inc.*	874	49,547
United Therapeutics Corp.*	365	47,742
		97,289
Building Products - 0.2%
Lennox International, Inc.	312	51,708

Capital Markets - 1.3%
Eaton Vance Corp.	929	44,202
FactSet Research Systems, Inc.	318	49,983
Federated Investors, Inc., Class B	749	20,455
Janus Henderson Group plc	1,461	50,492
Legg Mason, Inc.	690	26,351
MarketAxess Holdings, Inc.	305	58,850
MSCI, Inc.	732	83,894
SEI Investments Co.	1,078	63,020
Stifel Financial Corp.	553	26,406
		423,653
Chemicals - 1.2%
Ashland Global Holdings, Inc.	502	31,149
Cabot Corp.	505	26,603
Chemours Co. (The)	1,492	73,212
Minerals Technologies, Inc.	284	18,176
NewMarket Corp.	75	31,388
Olin Corp.	1,340	43,188
PolyOne Corp.	662	23,925
RPM International, Inc.	1,081	52,937
Scotts Miracle-Gro Co. (The)	356	34,030
Sensient Technologies Corp.	358	25,830
Valvoline, Inc.	1,655	35,235
		395,673
Commercial Services & Supplies - 0.6%
Clean Harbors, Inc.*	422	22,826
Copart, Inc.*	1,658	54,200
Deluxe Corp.	391	27,116
Herman Miller, Inc.	485	16,320
HNI Corp.	356	13,047
MSA Safety, Inc.	256	18,652
Pitney Bowes, Inc.	1,507	19,365
Rollins, Inc.	775	34,418
		205,944
Communications Equipment - 0.6%
ARRIS International plc*	1,520	42,347
Brocade Communications Systems, Inc.	3,316	41,052
Ciena Corp.*	1,147	24,787
InterDigital, Inc.	283	20,192
NetScout Systems, Inc.*	743	24,333
Plantronics, Inc.	270	11,510
ViaSat, Inc.*	431	27,416
		191,637
Construction & Engineering - 0.5%
AECOM*	1,261	42,244
Dycom Industries, Inc.*	250	20,170
EMCOR Group, Inc.	478	31,567
Granite Construction, Inc.	323	17,839
KBR, Inc.	1,157	18,824
Valmont Industries, Inc.	181	25,983
		156,627
Construction Materials - 0.1%
Eagle Materials, Inc.	391	38,025

Consumer Finance - 0.1%
SLM Corp.*	3,488	35,473

Containers & Packaging - 0.5%
AptarGroup, Inc.	505	42,223
Bemis Co., Inc.	742	31,617
Greif, Inc., Class A	208	12,574
Owens-Illinois, Inc.*	1,318	32,475
Silgan Holdings, Inc.	608	18,295
Sonoco Products Co.	805	38,849
		176,033
Distributors - 0.1%
Pool Corp.	335	33,396

Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc.	460	15,732

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Graham Holdings Co., Class B	38	22,313
Service Corp. International	1,523	53,823
Sotheby’s*	371	16,647
		108,515
Diversified Telecommunication Services - 0.0%(b)
Frontier Communications Corp.	631	8,500

Electric Utilities - 0.8%
Great Plains Energy, Inc.	1,743	53,493
Hawaiian Electric Industries, Inc.	878	29,343
IDACORP, Inc.	408	36,304
OGE Energy Corp.	1,615	57,688
PNM Resources, Inc.	646	27,390
Westar Energy, Inc.	1,150	59,006
		263,224
Electrical Equipment - 0.3%
EnerSys	352	22,563
Hubbell, Inc.	415	46,808
Regal Beloit Corp.	362	27,295
		96,666
Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics, Inc.*	721	57,269
Avnet, Inc.	1,011	38,994
Belden, Inc.	344	26,512
Cognex Corp.	700	76,279
Coherent, Inc.*	200	46,664
IPG Photonics Corp.*	305	53,616
Jabil, Inc.	1,475	46,241
Keysight Technologies, Inc.*	1,495	61,086
Knowles Corp.*	722	10,592
Littelfuse, Inc.	183	34,067
National Instruments Corp.	861	34,776
SYNNEX Corp.	237	28,348
Tech Data Corp.*	283	31,212
Trimble, Inc.*	2,045	79,101
VeriFone Systems, Inc.*	905	17,892
Vishay Intertechnology, Inc.	1,084	19,187
Zebra Technologies Corp., Class A*	428	44,122
		705,958
Energy Equipment & Services - 0.5%
Core Laboratories NV	356	31,392
Diamond Offshore Drilling, Inc.*	520	5,907
Dril-Quip, Inc.*	305	11,453
Ensco plc, Class A	2,457	10,442
Nabors Industries Ltd.	2,312	15,144
Oceaneering International, Inc.	794	17,905
Oil States International, Inc.*	417	9,070
Patterson-UTI Energy, Inc.	1,337	21,352
Rowan Cos. plc, Class A*	1,022	9,964
Superior Energy Services, Inc.*	1,238	10,201
Transocean Ltd.*	3,163	25,810
		168,640
Equity Real Estate Investment Trusts (REITs) - 3.8%
American Campus Communities, Inc.	1,084	51,588
Camden Property Trust	709	63,441
CoreCivic, Inc.	956	25,621
CoreSite Realty Corp.	276	32,778
Corporate Office Properties Trust	806	26,888
Cousins Properties, Inc.	3,391	31,706
CyrusOne, Inc.	633	39,898
DCT Industrial Trust, Inc.	742	43,296
Douglas Emmett, Inc.	1,252	48,778
Education Realty Trust, Inc.	592	22,875
EPR Properties	518	36,084
First Industrial Realty Trust, Inc.	948	29,369
GEO Group, Inc. (The)	1,007	27,833
Healthcare Realty Trust, Inc.	1,002	33,347
Highwoods Properties, Inc.	825	43,090
Hospitality Properties Trust	1,331	36,416
JBG SMITH Properties*	697	22,813
Kilroy Realty Corp.	795	55,038
Lamar Advertising Co., Class A	677	45,061
LaSalle Hotel Properties	918	26,053
Liberty Property Trust	1,191	50,737
Life Storage, Inc.	376	27,670
Mack-Cali Realty Corp.	726	16,618
Medical Properties Trust, Inc.	2,946	38,769
National Retail Properties, Inc.	1,205	50,405
Omega Healthcare Investors, Inc.	1,593	50,769
Potlatch Corp.	330	15,774
Quality Care Properties, Inc.*	756	10,372
Rayonier, Inc.	1,042	30,228
Sabra Health Care REIT, Inc.	1,293	28,252
Senior Housing Properties Trust	1,924	37,941
Tanger Factory Outlet Centers, Inc.	782	18,299
Taubman Centers, Inc.	489	25,545
Uniti Group, Inc.	1,278	24,614
Urban Edge Properties	848	21,327
Washington Prime Group, Inc.	1,500	12,525
Weingarten Realty Investors	955	30,598
		1,232,416
Food & Staples Retailing - 0.2%
Casey’s General Stores, Inc.	319	33,629
Sprouts Farmers Market, Inc.*	1,048	20,897
United Natural Foods, Inc.*	411	14,282
		68,808
Food Products - 1.0%
Dean Foods Co.	736	8,096
Flowers Foods, Inc.	1,492	25,916
Hain Celestial Group, Inc. (The)*	836	33,624
Ingredion, Inc.	580	71,816
Lamb Weston Holdings, Inc.	1,123	51,074
Lancaster Colony Corp.	156	18,169
Post Holdings, Inc.*	536	45,630
Snyder’s-Lance, Inc.	695	24,686
Tootsie Roll Industries, Inc.	145	5,416
TreeHouse Foods, Inc.*	459	30,748
		315,175
Gas Utilities - 1.0%
Atmos Energy Corp.	852	75,010
National Fuel Gas Co.	691	40,064
New Jersey Resources Corp.	701	30,599
ONE Gas, Inc.	423	31,827
Southwest Gas Holdings, Inc.	386	30,695
UGI Corp.	1,401	69,223
WGL Holdings, Inc.	415	34,968
		312,386
Health Care Equipment & Supplies - 1.2%
ABIOMED, Inc.*	331	49,915
Globus Medical, Inc., Class A*	583	17,624
Halyard Health, Inc.*	378	17,120
Hill-Rom Holdings, Inc.	486	37,402
LivaNova plc*	350	21,903
Masimo Corp.*	367	30,967
NuVasive, Inc.*	412	25,742
STERIS plc	689	60,053
Teleflex, Inc.	364	77,077
West Pharmaceutical Services, Inc.	597	51,963
		389,766
Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc.*	619	29,056
HealthSouth Corp.	801	36,646
LifePoint Health, Inc.*	326	18,892
MEDNAX, Inc.*	752	33,727
Molina Healthcare, Inc.*	346	22,144
Owens & Minor, Inc.	496	13,858

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Tenet Healthcare Corp.*	653	11,212
VCA, Inc.*	656	60,982
WellCare Health Plans, Inc.*	361	63,059
		289,576
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	1,468	19,290
Medidata Solutions, Inc.*	447	33,507
		52,797
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc.	397	12,395
Buffalo Wild Wings, Inc.*	131	13,460
Cheesecake Factory, Inc. (The)	363	15,039
Churchill Downs, Inc.	105	20,517
Cracker Barrel Old Country Store, Inc.	193	28,692
Domino’s Pizza, Inc.	389	70,899
Dunkin’ Brands Group, Inc.	745	38,412
International Speedway Corp., Class A	205	7,308
Jack in the Box, Inc.	236	22,094
Papa John’s International, Inc.	213	15,930
Texas Roadhouse, Inc.	521	24,722
Wendy’s Co. (The)	1,549	23,111
		292,579
Household Durables - 0.7%
CalAtlantic Group, Inc.	623	21,649
Helen of Troy Ltd.*	221	19,956
KB Home	672	14,381
NVR, Inc.*	26	70,742
Tempur Sealy International, Inc.*	381	23,584
Toll Brothers, Inc.	1,197	46,635
TRI Pointe Group, Inc.*	1,285	16,371
Tupperware Brands Corp.	408	23,611
		236,929
Household Products - 0.1%
Energizer Holdings, Inc.	501	22,119

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.	522	49,428

Insurance - 1.8%
Alleghany Corp.*	126	70,909
American Financial Group, Inc.	594	60,475
Aspen Insurance Holdings Ltd.	484	21,877
Brown & Brown, Inc.	930	41,813
CNO Financial Group, Inc.	1,385	30,955
First American Financial Corp.	891	43,712
Genworth Financial, Inc., Class A*	4,038	13,850
Hanover Insurance Group, Inc. (The)	345	33,872
Kemper Corp.	394	18,873
Mercury General Corp.	295	16,954
Old Republic International Corp.	1,985	37,894
Primerica, Inc.	367	28,094
Reinsurance Group of America, Inc.	523	70,317
RenaissanceRe Holdings Ltd.	330	45,923
WR Berkley Corp.	785	52,312
		587,830
Internet & Direct Marketing Retail - 0.0%(b)
HSN, Inc.	258	9,469

Internet Software & Services - 0.3%
Cars.com, Inc.*	579	14,973
j2 Global, Inc.	391	29,434
LogMeIn, Inc.	427	48,849
WebMD Health Corp.*	307	20,397
		113,653
IT Services - 1.4%
Acxiom Corp.*	635	14,789
Broadridge Financial Solutions, Inc.	952	74,380
Convergys Corp.	763	17,931
CoreLogic, Inc.*	685	32,174
DST Systems, Inc.	500	25,665
Jack Henry & Associates, Inc.	628	64,728
Leidos Holdings, Inc.	1,162	67,768
MAXIMUS, Inc.	524	31,849
Sabre Corp.	1,664	30,684
Science Applications International Corp.	355	26,227
Teradata Corp.*	1,058	33,771
WEX, Inc.*	311	33,943
		453,909
Leisure Products - 0.2%
Brunswick Corp.	723	37,943
Polaris Industries, Inc.	473	44,098
		82,041
Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc., Class A*	170	37,029
Bio-Techne Corp.	302	37,381
Charles River Laboratories International, Inc.*	387	42,106
INC Research Holdings, Inc., Class A*	438	25,711
PAREXEL International Corp.*	409	35,947
		178,174
Machinery - 2.0%
AGCO Corp.	542	37,100
Crane Co.	411	30,509
Donaldson Co., Inc.	1,070	50,558
Graco, Inc.	449	51,864
IDEX Corp.	618	72,664
ITT, Inc.	718	28,978
Kennametal, Inc.	650	22,750
Lincoln Electric Holdings, Inc.	501	43,507
Nordson Corp.	435	47,546
Oshkosh Corp.	605	45,133
Terex Corp.	724	27,910
Timken Co. (The)	568	25,475
Toro Co. (The)	871	53,723
Trinity Industries, Inc.	1,229	35,444
Wabtec Corp.	700	49,399
Woodward, Inc.	447	31,384
		653,944
Marine - 0.1%
Kirby Corp.*	436	27,294

Media - 0.6%
AMC Networks, Inc., Class A*	423	25,710
Cable One, Inc.	39	29,591
Cinemark Holdings, Inc.	857	28,529
John Wiley & Sons, Inc., Class A	361	19,476
Live Nation Entertainment, Inc.*	1,081	43,197
Meredith Corp.	297	16,142
New York Times Co. (The), Class A	989	18,445
TEGNA, Inc.	1,736	21,908
		202,998
Metals & Mining - 0.9%
Allegheny Technologies, Inc.*	879	18,309
Carpenter Technology Corp.	379	15,361
Commercial Metals Co.	936	17,681
Compass Minerals International, Inc.	275	18,370
Reliance Steel & Aluminum Co.	588	42,583
Royal Gold, Inc.	527	49,158
Steel Dynamics, Inc.	1,957	67,419
United States Steel Corp.	1,413	37,600
Worthington Industries, Inc.	354	17,686
		284,167

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Multiline Retail - 0.1%
Big Lots, Inc.	361	17,184
Dillard’s, Inc., Class A	177	10,761
		27,945
Multi-Utilities - 0.4%
Black Hills Corp.	433	30,474
MDU Resources Group, Inc.	1,581	42,750
NorthWestern Corp.	390	23,525
Vectren Corp.	670	43,959
		140,708
Oil, Gas & Consumable Fuels - 0.9%
CONSOL Energy, Inc.*	1,434	20,865
Energen Corp.*	786	40,306
Gulfport Energy Corp.*	1,285	16,101
HollyFrontier Corp.	1,433	44,867
Matador Resources Co.*	755	17,803
Murphy Oil Corp.	1,311	29,707
PBF Energy, Inc., Class A	887	21,004
QEP Resources, Inc.*	1,947	14,700
SM Energy Co.	794	10,608
Southwestern Energy Co.*	4,094	22,312
World Fuel Services Corp.	557	19,239
WPX Energy, Inc.*	3,219	32,158
		289,670
Paper & Forest Products - 0.2%
Domtar Corp.	507	20,503
Louisiana-Pacific Corp.*	1,170	29,812
		50,315
Personal Products - 0.2%
Avon Products, Inc.*	3,558	8,859
Edgewell Personal Care Co.*	466	35,388
Nu Skin Enterprises, Inc., Class A	402	24,454
		68,701
Pharmaceuticals - 0.4%
Akorn, Inc.*	707	23,260
Catalent, Inc.*	1,010	41,703
Endo International plc*	1,608	14,134
Mallinckrodt plc*	805	33,070
Prestige Brands Holdings, Inc.*	430	21,805
		133,972
Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	300	33,432
ManpowerGroup, Inc.	543	60,550
		93,982
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	372	16,145
Jones Lang LaSalle, Inc.	368	44,863
		61,008
Road & Rail - 0.6%
Avis Budget Group, Inc.*	683	24,745
Genesee & Wyoming, Inc., Class A*	496	34,006
Knight Transportation, Inc.	538	21,009
Landstar System, Inc.	339	31,646
Old Dominion Freight Line, Inc.	560	55,944
Ryder System, Inc.	434	33,678
Werner Enterprises, Inc.	361	11,949
		212,977
Semiconductors & Semiconductor Equipment - 1.1%
Cirrus Logic, Inc.*	523	30,324
Cree, Inc.*	785	19,099
Cypress Semiconductor Corp.	2,665	36,484
First Solar, Inc.*	631	29,632
Integrated Device Technology, Inc.*	1,078	26,638
Microsemi Corp.*	936	47,156
Monolithic Power Systems, Inc.	306	31,004
Silicon Laboratories, Inc.*	341	25,882
Synaptics, Inc.*	277	11,515
Teradyne, Inc.	1,609	57,296
Versum Materials, Inc.	881	32,535
		347,565
Software - 1.8%
ACI Worldwide, Inc.*	954	21,713
Blackbaud, Inc.	389	32,836
Cadence Design Systems, Inc.*	2,261	88,834
CDK Global, Inc.	1,176	75,852
CommVault Systems, Inc.*	337	20,574
Fair Isaac Corp.	249	35,049
Fortinet, Inc.*	1,208	46,146
Manhattan Associates, Inc.*	562	23,632
PTC, Inc.*	937	52,472
Take-Two Interactive Software, Inc.*	841	82,241
Tyler Technologies, Inc.*	274	47,347
Ultimate Software Group, Inc. (The)*	240	48,216
		574,912
Specialty Retail - 0.8%
Aaron’s, Inc.	511	22,622
American Eagle Outfitters, Inc.	1,347	16,097
AutoNation, Inc.*	534	24,227
Bed Bath & Beyond, Inc.	1,176	32,446
Cabela’s, Inc.*	417	22,393
Dick’s Sporting Goods, Inc.	711	18,742
GameStop Corp., Class A	818	15,133
Michaels Cos., Inc. (The)*	855	19,195
Murphy USA, Inc.*	281	18,113
Office Depot, Inc.	4,182	17,941
Sally Beauty Holdings, Inc.*	1,113	20,691
Urban Outfitters, Inc.*	715	14,614
Williams-Sonoma, Inc.	647	29,762
		271,976
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	874	10,978
Diebold Nixdorf, Inc.	611	12,495
NCR Corp.*	980	35,799
		59,272
Textiles, Apparel & Luxury Goods - 0.2%
Carter’s, Inc.	393	34,077
Deckers Outdoor Corp.*	259	16,550
Skechers U.S.A., Inc., Class A*	1,084	28,650
		79,277
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	3,958	47,694
Washington Federal, Inc.	725	22,656
		70,350
Trading Companies & Distributors - 0.3%
GATX Corp.	317	19,204
MSC Industrial Direct Co., Inc., Class A	365	25,141
NOW, Inc.*	872	10,168
Watsco, Inc.	245	36,103
		90,616
Water Utilities - 0.1%
Aqua America, Inc.	1,437	47,996

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	759	22,246
TOTAL COMMON STOCKS (Cost $13,972,793)		13,113,717

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENT(a) - 0.9%
REPURCHASE AGREEMENT(c) - 0.9%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $308,443(Cost $308,435)	308,435	308,435

Total Investments - 41.0% (Cost $14,281,228)		13,422,152
Other Assets Less Liabilities - 59.0%		19,317,087
Net assets - 100.0%		32,739,239

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $12,765,957.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,916,659
Aggregate gross unrealized depreciation	(1,245,344)
Net unrealized appreciation	$17,671,315
Federal income tax cost	$14,302,305

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
S&P Midcap 400 E-Mini Index	7	9/15/2017	USD	$1,211,280	$16,019

Cash collateral in the amount of $42,350 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	(2,131,428)	$1,514,047	1/8/2018	Bank of America NA	1.23%	S&P MidCap 400®	$3,781,766
USD	1,242,785	2,883,588	1/8/2018	Citibank NA	1.40%	S&P MidCap 400®	1,788,294
USD	61,156,702	61,854,193	11/6/2019	Credit Suisse International	1.53%	S&P MidCap 400®	705,205
USD	199,765	1,131,168	1/8/2018	Goldman Sachs International	1.65%	S&P MidCap 400®	990,127
USD	1,313,065	3,307,749	11/6/2017	Goldman Sachs International	1.40%	SPDR® S&P MidCap 400® ETF Trust	1,954,978
USD	2,093,220	2,788,207	11/6/2017	Morgan Stanley & Co. International plc	1.43%	S&P MidCap 400®	781,769
USD	623,479	3,211,518	11/6/2017	Societe Generale	1.53%	S&P MidCap 400®	2,679,980
USD	1,491,642	7,199,860	1/8/2018	UBS AG	1.68%	S&P MidCap 400®	5,853,330
USD	65,989,230	$83,890,330					$18,535,449

(1)         Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)         Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 46.2%

Aerospace & Defense - 0.7%
AAR Corp.	863	31,120
Aerojet Rocketdyne Holdings, Inc.*	1,855	54,964
Aerovironment, Inc.*	555	27,206
Astronics Corp.*	576	15,143
Axon Enterprise, Inc.*	1,398	30,350
Cubic Corp.	677	29,077
Curtiss-Wright Corp.	1,185	114,732
DigitalGlobe, Inc.*	1,658	57,035
Ducommun, Inc.*	282	7,755
Engility Holdings, Inc.*	484	15,038
Esterline Technologies Corp.*	702	59,951
KeyW Holding Corp. (The)*	1,293	9,245
KLX, Inc.*	1,389	66,589
Kratos Defense & Security Solutions, Inc.*	1,922	25,716
Mercury Systems, Inc.*	1,257	60,650
Moog, Inc., Class A*	855	65,630
National Presto Industries, Inc.	133	13,247
Sparton Corp.*	259	6,001
Triumph Group, Inc.	1,310	34,453
Vectrus, Inc.*	293	8,374
		732,276
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	1,395	32,029
Atlas Air Worldwide Holdings, Inc.*	625	41,750
Echo Global Logistics, Inc.*	740	11,248
Forward Air Corp.	805	41,836
Hub Group, Inc., Class A*	875	33,644
Park-Ohio Holdings Corp.	236	9,405
Radiant Logistics, Inc.*	1,004	5,070
		174,982
Airlines - 0.1%
Allegiant Travel Co.	352	41,536
Hawaiian Holdings, Inc.*	1,423	60,975
SkyWest, Inc.	1,361	47,227
		149,738
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc.*	2,242	32,756
Cooper Tire & Rubber Co.	1,426	47,914
Cooper-Standard Holdings, Inc.*	471	47,373
Dana, Inc.	3,902	93,921
Dorman Products, Inc.*	735	48,819
Fox Factory Holding Corp.*	940	37,600
Gentherm, Inc.*	982	30,589
Horizon Global Corp.*	684	11,765
LCI Industries	650	64,220
Modine Manufacturing Co.*	1,326	21,415
Motorcar Parts of America, Inc.*	501	13,161
Shiloh Industries, Inc.*	233	2,041
Standard Motor Products, Inc.	578	25,490
Stoneridge, Inc.*	722	11,956
Superior Industries International, Inc.	660	9,669
Tenneco, Inc.	1,431	77,560
Tower International, Inc.	529	11,876
		588,125
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	845	30,547
Banks - 4.6%
1st Source Corp.	432	20,161
Access National Corp.	398	10,221
ACNB Corp.	160	4,184
Allegiance Bancshares, Inc.*	307	10,453
American National Bankshares, Inc.	218	7,957
Ameris Bancorp	974	42,905
Ames National Corp.	230	6,233
Arrow Financial Corp.	309	9,981
Atlantic Capital Bancshares, Inc.*	560	10,052
Banc of California, Inc.	1,166	21,629
BancFirst Corp.	450	22,680
Banco Latinoamericano de Comercio Exterior SA, Class E	813	21,918
Bancorp, Inc. (The)*	1,319	10,354
BancorpSouth, Inc.	2,309	67,076
Bank of Commerce Holdings	415	4,378
Bank of Marin Bancorp	161	10,537
Bank of NT Butterfield & Son Ltd. (The)	1,443	47,446
Bankwell Financial Group, Inc.	161	5,458
Banner Corp.	884	48,726
Bar Harbor Bankshares	404	10,609
BCB Bancorp, Inc.	254	3,607
Berkshire Hills Bancorp, Inc.	954	32,245
Blue Hills Bancorp, Inc.	639	11,949
Boston Private Financial Holdings, Inc.	2,236	32,869
Bridge Bancorp, Inc.	506	15,635
Brookline Bancorp, Inc.	2,013	28,887
Bryn Mawr Bank Corp.	449	18,387
BSB Bancorp, Inc.*	225	6,413
C&F Financial Corp.	88	4,123
Cadence BanCorp*	233	4,856
California First National Bancorp	60	969
Camden National Corp.	410	15,990
Capital Bank Financial Corp., Class A	780	29,328
Capital City Bank Group, Inc.	296	6,124
Capstar Financial Holdings, Inc.*	231	4,006
Carolina Financial Corp.	387	13,170
Cathay General Bancorp	2,020	71,245
CenterState Banks, Inc.	1,446	35,384
Central Pacific Financial Corp.	800	23,200
Central Valley Community Bancorp	266	5,232
Century Bancorp, Inc., Class A	78	5,210
Chemical Financial Corp.	1,902	86,370
Chemung Financial Corp.	85	3,433
Citizens & Northern Corp.	315	7,069
City Holding Co.	407	25,775
Civista Bancshares, Inc.	266	5,376
CNB Financial Corp.	396	9,567
CoBiz Financial, Inc.	1,020	17,391
Codorus Valley Bancorp, Inc.	217	5,436
Columbia Banking System, Inc.	1,562	58,060
Commerce Union Bancshares, Inc.	185	4,438
Community Bank System, Inc.	1,317	67,773
Community Bankers Trust Corp.*	576	4,838
Community Financial Corp. (The)	106	3,710
Community Trust Bancorp, Inc.	412	17,531
ConnectOne Bancorp, Inc.	810	18,468
County Bancorp, Inc.	126	3,777
CU Bancorp*	442	15,757
Customers Bancorp, Inc.*	756	21,304
CVB Financial Corp.	2,777	57,484
DNB Financial Corp.	83	2,702
Eagle Bancorp, Inc.*	846	52,621
Enterprise Bancorp, Inc.	253	8,093
Enterprise Financial Services Corp.	605	23,111
Equity Bancshares, Inc., Class A*	285	9,733
Evans Bancorp, Inc.	125	5,162
Farmers & Merchants Bancorp, Inc.	119	7,968
Farmers Capital Bank Corp.	197	7,378
Farmers National Banc Corp.	676	9,261
FB Financial Corp.*	178	6,186

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
FCB Financial Holdings, Inc., Class A*	944	41,158
Fidelity Southern Corp.	583	12,744
Financial Institutions, Inc.	373	10,146
First Bancorp	657	20,328
First BanCorp*	4,397	24,975
First Bancorp, Inc.	274	7,132
First Bancshares, Inc. (The)	228	6,430
First Busey Corp.	1,016	29,314
First Business Financial Services, Inc.	220	4,688
First Citizens BancShares, Inc., Class A	198	67,421
First Commonwealth Financial Corp.	2,596	32,736
First Community Bancshares, Inc.	445	11,454
First Connecticut Bancorp, Inc.	378	9,356
First Financial Bancorp	1,653	39,589
First Financial Bankshares, Inc.	1,702	68,165
First Financial Corp.	284	12,326
First Financial Northwest, Inc.	223	3,568
First Foundation, Inc.*	756	12,814
First Guaranty Bancshares, Inc.	104	2,724
First Internet Bancorp	164	5,215
First Interstate BancSystem, Inc., Class A	689	24,253
First Merchants Corp.	1,099	43,158
First Mid-Illinois Bancshares, Inc.	269	9,329
First Midwest Bancorp, Inc.	2,739	57,738
First Northwest Bancorp*	269	4,266
First of Long Island Corp. (The)	627	16,772
Flushing Financial Corp.	744	20,341
FNB Bancorp	142	4,253
Franklin Financial Network, Inc.*	316	10,333
Fulton Financial Corp.	4,602	80,305
German American Bancorp, Inc.	569	18,515
Glacier Bancorp, Inc.	2,064	68,545
Great Southern Bancorp, Inc.	292	14,542
Great Western Bancorp, Inc.	1,589	57,077
Green Bancorp, Inc.*	572	11,469
Guaranty Bancorp	630	16,254
Guaranty Bancshares, Inc.	54	1,633
Hancock Holding Co.	2,262	99,415
Hanmi Financial Corp.	845	22,562
HarborOne Bancorp, Inc.*	348	5,982
Heartland Financial USA, Inc.	659	29,985
Heritage Commerce Corp.	971	13,011
Heritage Financial Corp.	789	20,632
Hilltop Holdings, Inc.	2,012	47,624
Home BancShares, Inc.	3,467	80,816
HomeTrust Bancshares, Inc.*	447	10,370
Hope Bancorp, Inc.	3,481	56,183
Horizon Bancorp	572	14,969
Howard Bancorp, Inc.*	236	4,661
IBERIABANK Corp.	1,357	103,946
Independent Bank Corp./MA	716	49,619
Independent Bank Corp./MI	544	11,098
Independent Bank Group, Inc.	474	26,378
International Bancshares Corp.	1,469	52,811
Investar Holding Corp.	219	4,818
Investors Bancorp, Inc.	6,956	91,054
Lakeland Bancorp, Inc.	1,203	22,256
Lakeland Financial Corp.	648	28,162
LCNB Corp.	238	4,391
LegacyTexas Financial Group, Inc.	1,268	45,635
Live Oak Bancshares, Inc.	529	11,823
Macatawa Bank Corp.	697	6,670
MainSource Financial Group, Inc.	662	21,667
MB Financial, Inc.	2,174	86,460
MBT Financial Corp.	477	4,842
Mercantile Bank Corp.	432	13,128
Middlefield Banc Corp.	70	3,146
Midland States Bancorp, Inc.	410	12,521
MidSouth Bancorp, Inc.	239	2,832
MidWestOne Financial Group, Inc.	299	9,831
MutualFirst Financial, Inc.	164	5,773
National Bank Holdings Corp., Class A	667	21,464
National Bankshares, Inc.	181	7,131
National Commerce Corp.*	282	11,210
NBT Bancorp, Inc.	1,145	37,590
Nicolet Bankshares, Inc.*	241	13,171
Northeast Bancorp	195	4,212
Northrim BanCorp, Inc.	181	5,403
Norwood Financial Corp.	102	4,492
OFG Bancorp	1,161	10,101
Ohio Valley Banc Corp.	110	3,619
Old Line Bancshares, Inc.	228	6,270
Old National Bancorp	3,604	58,925
Old Point Financial Corp.	97	2,982
Old Second Bancorp, Inc.	776	8,885
Opus Bank*	557	12,477
Orrstown Financial Services, Inc.	198	4,841
Pacific Continental Corp.	580	13,775
Pacific Mercantile Bancorp*	414	3,519
Pacific Premier Bancorp, Inc.*	1,051	37,205
Paragon Commercial Corp.*	112	5,807
Park National Corp.	359	34,676
Park Sterling Corp.	1,384	15,736
Parke Bancorp, Inc.	153	2,976
Peapack Gladstone Financial Corp.	450	13,711
Penns Woods Bancorp, Inc.	125	5,364
Peoples Bancorp of North Carolina, Inc.	113	3,433
Peoples Bancorp, Inc.	441	13,697
Peoples Financial Services Corp.	183	7,604
People’s Utah Bancorp	362	9,902
Preferred Bank	348	18,722
Premier Financial Bancorp, Inc.	252	4,763
QCR Holdings, Inc.	326	14,246
Renasant Corp.	1,159	46,163
Republic Bancorp, Inc., Class A	259	9,215
Republic First Bancorp, Inc.*	1,307	11,044
S&T Bancorp, Inc.	922	33,137
Sandy Spring Bancorp, Inc.	633	24,415
Seacoast Banking Corp. of Florida*	1,072	24,517
ServisFirst Bancshares, Inc.	1,241	42,331
Shore Bancshares, Inc.	336	5,541
Sierra Bancorp	328	8,302
Simmons First National Corp., Class A	810	42,282
SmartFinancial, Inc.*	193	4,456
South State Corp.	775	63,778
Southern First Bancshares, Inc.*	175	6,186
Southern National Bancorp of Virginia, Inc.	495	8,291
Southside Bancshares, Inc.	743	24,274
Southwest Bancorp, Inc.	475	11,994
State Bank Financial Corp.	1,006	27,031
Sterling Bancorp	3,536	79,383
Stock Yards Bancorp, Inc.	586	20,393
Stonegate Bank	375	18,079
Summit Financial Group, Inc.	292	6,392
Sun Bancorp, Inc.	288	6,725
Sunshine Bancorp, Inc.*	198	4,277
Texas Capital Bancshares, Inc.*	1,338	99,347
Tompkins Financial Corp.	393	29,837
Towne Bank	1,517	46,572
TriCo Bancshares	547	19,462

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
TriState Capital Holdings, Inc.*	599	12,519
Triumph Bancorp, Inc.*	411	11,590
Trustmark Corp.	1,810	53,612
Two River Bancorp	193	3,516
UMB Financial Corp.	1,214	81,484
Umpqua Holdings Corp.	5,943	104,003
Union Bankshares Corp.	1,158	36,280
Union Bankshares, Inc.	104	4,488
United Bankshares, Inc.	2,684	90,048
United Community Banks, Inc.	1,897	49,531
United Security Bancshares	349	3,228
Unity Bancorp, Inc.	208	3,609
Univest Corp. of Pennsylvania	696	20,288
Valley National Bancorp	6,930	77,547
Veritex Holdings, Inc.*	384	10,141
Washington Trust Bancorp, Inc.	403	20,654
WashingtonFirst Bankshares, Inc.	262	8,874
WesBanco, Inc.	1,129	42,879
West Bancorporation, Inc.	426	9,351
Westamerica Bancorp	683	35,209
Wintrust Financial Corp.	1,489	108,415
Xenith Bankshares, Inc.*	137	3,925
		5,166,220
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	239	35,611
Castle Brands, Inc.*	2,328	3,306
Coca-Cola Bottling Co. Consolidated	126	26,912
Craft Brew Alliance, Inc.*	341	5,933
MGP Ingredients, Inc.	346	19,456
National Beverage Corp.	315	36,606
Primo Water Corp.*	678	7,424
		135,248
Biotechnology - 2.8%
Abeona Therapeutics, Inc.*	649	8,534
Acceleron Pharma, Inc.*	859	33,295
Achaogen, Inc.*	777	14,561
Achillion Pharmaceuticals, Inc.*	3,137	16,030
Acorda Therapeutics, Inc.*	1,162	24,170
Adamas Pharmaceuticals, Inc.*	392	8,208
Aduro Biotech, Inc.*	1,093	13,280
Advaxis, Inc.*	979	6,667
Agenus, Inc.*	1,982	7,314
Aimmune Therapeutics, Inc.*	944	20,296
Akebia Therapeutics, Inc.*	989	16,556
Alder Biopharmaceuticals, Inc.*	1,265	12,397
AMAG Pharmaceuticals, Inc.*	941	15,715
Amicus Therapeutics, Inc.*	3,849	53,655
AnaptysBio, Inc.*	143	4,000
Anavex Life Sciences Corp.*	981	4,356
Ardelyx, Inc.*	895	4,609
Arena Pharmaceuticals, Inc.*	859	19,912
Array BioPharma, Inc.*	4,628	44,799
Asterias Biotherapeutics, Inc.*	723	2,494
Atara Biotherapeutics, Inc.*	683	10,757
Athersys, Inc.*	2,738	4,791
Audentes Therapeutics, Inc.*	409	8,585
Avexis, Inc.*	659	61,518
Axovant Sciences Ltd.*	802	16,040
Bellicum Pharmaceuticals, Inc.*	728	7,884
BioCryst Pharmaceuticals, Inc.*	2,148	10,955
Biohaven Pharmaceutical Holding Co. Ltd.*	267	9,545
BioSpecifics Technologies Corp.*	151	7,120
BioTime, Inc.*	2,031	5,951
Bluebird Bio, Inc.*	1,202	150,070
Blueprint Medicines Corp.*	1,043	56,551
Calithera Biosciences, Inc.*	821	13,464
Cara Therapeutics, Inc.*	717	10,275
Cascadian Therapeutics, Inc.*	919	3,327
Catalyst Pharmaceuticals, Inc.*	1,918	5,274
Celldex Therapeutics, Inc.*	3,245	7,983
ChemoCentryx, Inc.*	655	4,546
Chimerix, Inc.*	1,249	5,945
Clovis Oncology, Inc.*	1,162	88,393
Coherus Biosciences, Inc.*	1,028	14,855
Conatus Pharmaceuticals, Inc.*	686	3,938
Concert Pharmaceuticals, Inc.*	480	7,306
Corbus Pharmaceuticals Holdings, Inc.*	1,187	9,199
Corvus Pharmaceuticals, Inc.*	226	3,654
Curis, Inc.*	3,109	6,342
Cytokinetics, Inc.*	1,114	16,543
CytomX Therapeutics, Inc.*	779	13,461
Dynavax Technologies Corp.*	1,316	23,622
Eagle Pharmaceuticals, Inc.*	221	12,058
Edge Therapeutics, Inc.*	532	5,613
Editas Medicine, Inc.*	907	19,147
Emergent BioSolutions, Inc.*	898	33,522
Enanta Pharmaceuticals, Inc.*	416	17,830
Epizyme, Inc.*	1,107	19,206
Esperion Therapeutics, Inc.*	400	19,768
Exact Sciences Corp.*	2,946	123,408
Fate Therapeutics, Inc.*	1,022	3,863
FibroGen, Inc.*	1,776	85,603
Five Prime Therapeutics, Inc.*	728	24,694
Flexion Therapeutics, Inc.*	744	19,121
Fortress Biotech, Inc.*	884	4,199
Foundation Medicine, Inc.*	384	15,475
Genocea Biosciences, Inc.*	768	3,740
Genomic Health, Inc.*	529	16,769
Geron Corp.*	3,986	8,650
Global Blood Therapeutics, Inc.*	990	30,096
Halozyme Therapeutics, Inc.*	2,929	38,106
Heron Therapeutics, Inc.*	1,217	20,080
Idera Pharmaceuticals, Inc.*	2,896	5,734
Ignyta, Inc.*	1,340	15,410
Immune Design Corp.*	458	4,969
ImmunoGen, Inc.*	2,257	18,869
Immunomedics, Inc.*	2,741	34,646
Inovio Pharmaceuticals, Inc.*	1,806	10,728
Insmed, Inc.*	1,663	20,654
Insys Therapeutics, Inc.*	644	5,886
Intellia Therapeutics, Inc.*	380	7,991
Invitae Corp.*	1,045	10,262
Iovance Biotherapeutics, Inc.*	1,417	8,148
Ironwood Pharmaceuticals, Inc.*	3,611	57,595
Jounce Therapeutics, Inc.*	178	3,024
Karyopharm Therapeutics, Inc.*	907	9,270
Keryx Biopharmaceuticals, Inc.*	2,194	15,819
Kindred Biosciences, Inc.*	564	4,286
Kite Pharma, Inc.*	1,312	233,523
Kura Oncology, Inc.*	382	2,750
La Jolla Pharmaceutical Co.*	469	16,016
Lexicon Pharmaceuticals, Inc.*	1,156	17,502
Ligand Pharmaceuticals, Inc.*	550	70,878
Loxo Oncology, Inc.*	537	44,786
MacroGenics, Inc.*	892	16,868
Madrigal Pharmaceuticals, Inc.*	110	1,879
Matinas BioPharma Holdings, Inc.*	1,415	1,811
MediciNova, Inc.*	877	4,753
Merrimack Pharmaceuticals, Inc.	3,441	4,680
MiMedx Group, Inc.*	2,775	45,149
Minerva Neurosciences, Inc.*	674	4,078
Miragen Therapeutics, Inc.*	339	3,051
Momenta Pharmaceuticals, Inc.*	1,969	33,178
Myriad Genetics, Inc.*	1,722	52,504
NantKwest, Inc.*	819	5,102
Natera, Inc.*	842	10,399

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
NewLink Genetics Corp.*	587	4,766
Novavax, Inc.*	7,550	7,927
Novelion Therapeutics, Inc.*	407	2,894
Nymox Pharmaceutical Corp.*	765	2,853
Oncocyte Corp.*	96	542
Organovo Holdings, Inc.*	2,644	5,500
Otonomy, Inc.*	756	2,722
Ovid therapeutics, Inc.*	135	1,272
PDL BioPharma, Inc.*	4,265	13,307
Pieris Pharmaceuticals, Inc.*	921	5,075
Portola Pharmaceuticals, Inc.*	1,332	84,515
Progenics Pharmaceuticals, Inc.*	1,897	12,767
Protagonist Therapeutics, Inc.*	251	4,099
Prothena Corp. plc*	1,029	63,222
PTC Therapeutics, Inc.*	894	18,551
Puma Biotechnology, Inc.*	770	71,225
Ra Pharmaceuticals, Inc.*	315	4,728
Radius Health, Inc.*	997	37,517
Recro Pharma, Inc.*	365	2,748
REGENXBIO, Inc.*	738	16,790
Repligen Corp.*	919	40,133
Retrophin, Inc.*	1,026	25,034
Rigel Pharmaceuticals, Inc.*	3,315	8,453
Sage Therapeutics, Inc.*	927	76,246
Sangamo Therapeutics, Inc.*	1,913	25,539
Sarepta Therapeutics, Inc.*	1,587	63,940
Selecta Biosciences, Inc.*	314	5,605
Seres Therapeutics, Inc.*	548	7,688
Spark Therapeutics, Inc.*	716	58,948
Spectrum Pharmaceuticals, Inc.*	2,088	20,379
Stemline Therapeutics, Inc.*	606	5,484
Strongbridge Biopharma plc*	588	3,940
Syndax Pharmaceuticals, Inc.*	236	2,738
Synergy Pharmaceuticals, Inc.*	6,082	18,124
Syros Pharmaceuticals, Inc.*	335	6,556
TG Therapeutics, Inc.*	1,301	16,523
Tocagen, Inc.*	226	3,144
Trevena, Inc.*	1,469	3,526
Ultragenyx Pharmaceutical, Inc.*	1,062	60,598
Vanda Pharmaceuticals, Inc.*	1,181	20,313
VBI Vaccines, Inc.*	581	2,080
Veracyte, Inc.*	635	5,201
Versartis, Inc.*	874	16,606
Voyager Therapeutics, Inc.*	391	3,769
vTv Therapeutics, Inc., Class A*	191	1,037
XBiotech, Inc.*	518	2,652
Xencor, Inc.*	1,021	22,074
ZIOPHARM Oncology, Inc.*	3,523	22,512
		3,153,750
Building Products - 0.5%
AAON, Inc.	1,112	36,251
Advanced Drainage Systems, Inc.	947	18,419
American Woodmark Corp.*	378	31,298
Apogee Enterprises, Inc.	759	33,168
Armstrong Flooring, Inc.*	626	9,340
Builders FirstSource, Inc.*	2,596	42,263
Caesarstone Ltd.*	609	17,646
Continental Building Products, Inc.*	1,061	25,835
CSW Industrials, Inc.*	390	16,322
Gibraltar Industries, Inc.*	852	24,921
Griffon Corp.	786	14,580
Insteel Industries, Inc.	489	12,259
JELD-WEN Holding, Inc.*	604	18,434
Masonite International Corp.*	799	50,577
NCI Building Systems, Inc.*	1,072	18,010
Patrick Industries, Inc.*	434	32,116
PGT Innovations, Inc.*	1,297	17,120
Ply Gem Holdings, Inc.*	595	9,252
Quanex Building Products Corp.	921	18,052
Simpson Manufacturing Co., Inc.	1,105	48,377
Trex Co., Inc.*	792	60,192
Universal Forest Products, Inc.	537	46,832
		601,264
Capital Markets - 0.6%
Actua Corp.*	820	10,496
Arlington Asset Investment Corp., Class A	620	8,010
Artisan Partners Asset Management, Inc., Class A	1,196	36,717
Associated Capital Group, Inc., Class A	134	4,603
B. Riley Financial, Inc.	366	6,002
Cohen & Steers, Inc.	573	21,682
Cowen, Inc.*	694	11,277
Diamond Hill Investment Group, Inc.	85	16,688
Donnelley Financial Solutions, Inc.*	708	15,158
Evercore, Inc., Class A	1,097	82,769
Fidus Investment Corp.	1	11
Fifth Street Asset Management, Inc.	190	779
Financial Engines, Inc.	1,571	51,922
GAIN Capital Holdings, Inc.	971	6,117
GAMCO Investors, Inc., Class A	122	3,595
Greenhill & Co., Inc.	735	11,062
Hamilton Lane, Inc., Class A	371	8,696
Houlihan Lokey, Inc.	596	21,486
INTL. FCStone, Inc.*	406	14,409
Investment Technology Group, Inc.	882	17,719
Ladenburg Thalmann Financial Services, Inc.*	2,726	7,006
Medley Management, Inc., Class A	145	899
Moelis & Co., Class A	673	26,516
OM Asset Management plc	1,481	20,927
Oppenheimer Holdings, Inc., Class A	263	4,274
Piper Jaffray Cos.	387	21,459
PJT Partners, Inc., Class A	486	18,789
Pzena Investment Management, Inc., Class A	454	4,495
Safeguard Scientifics, Inc.*	543	6,625
Silvercrest Asset Management Group, Inc., Class A	192	2,352
Stifel Financial Corp.	1,789	85,425
Value Line, Inc.	29	463
Virtu Financial, Inc., Class A	661	11,865
Virtus Investment Partners, Inc.	180	19,080
Waddell & Reed Financial, Inc., Class A	2,180	40,570
Westwood Holdings Group, Inc.	217	13,265
Wins Finance Holdings, Inc.*(c)	31	600
WisdomTree Investments, Inc.	3,094	28,372
		662,180
Chemicals - 1.0%
A Schulman, Inc.	767	23,317
Advanced Emissions Solutions, Inc.	565	5,865
AdvanSix, Inc.*	803	25,640
AgroFresh Solutions, Inc.*	591	4,208
American Vanguard Corp.	770	15,592
Balchem Corp.	850	63,716
Calgon Carbon Corp.	1,356	16,543
Chase Corp.	193	18,046
Codexis, Inc.*	1,095	6,077
Core Molding Technologies, Inc.	197	4,052
Ferro Corp.*	2,247	43,300
Flotek Industries, Inc.*	1,484	7,687
FutureFuel Corp.	671	9,045
GCP Applied Technologies, Inc.*	1,924	54,353
Hawkins, Inc.	259	9,233
HB Fuller Co.	1,354	67,957
Ingevity Corp.*	1,142	71,912

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Innophos Holdings, Inc.	519	23,698
Innospec, Inc.	643	35,687
Intrepid Potash, Inc.*	2,540	9,423
KMG Chemicals, Inc.	248	11,909
Koppers Holdings, Inc.*	554	21,717
Kraton Corp.*	804	26,395
Kronos Worldwide, Inc.	609	12,746
LSB Industries, Inc.*	583	3,556
Minerals Technologies, Inc.	944	60,416
OMNOVA Solutions, Inc.*	1,160	10,092
PolyOne Corp.	2,184	78,930
Quaker Chemical Corp.	348	48,449
Rayonier Advanced Materials, Inc.	1,149	15,764
Sensient Technologies Corp.	1,187	85,642
Stepan Co.	536	41,465
Trecora Resources*	526	6,391
Tredegar Corp.	693	11,296
Trinseo SA	1,191	79,678
Tronox Ltd., Class A	1,744	36,083
Valhi, Inc.	678	1,478
		1,067,358
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	1,500	66,645
ACCO Brands Corp.*	2,901	31,766
Advanced Disposal Services, Inc.*	669	15,949
Aqua Metals, Inc.*	445	3,297
ARC Document Solutions, Inc.*	1,072	3,784
Brady Corp., Class A	1,246	41,554
Brink’s Co. (The)	1,230	96,493
Casella Waste Systems, Inc., Class A*	1,049	17,634
CECO Environmental Corp.	801	5,983
CompX International, Inc.	44	662
Covanta Holding Corp.	3,145	45,131
Deluxe Corp.	1,300	90,155
Ennis, Inc.	671	12,816
Essendant, Inc.	1,002	11,884
Healthcare Services Group, Inc.	1,912	97,894
Heritage-Crystal Clean, Inc.*	380	7,410
Herman Miller, Inc.	1,601	53,874
HNI Corp.	1,183	43,357
Hudson Technologies, Inc.*	983	8,749
InnerWorkings, Inc.*	1,213	12,700
Interface, Inc.	1,669	31,711
Kimball International, Inc., Class B	977	16,570
Knoll, Inc.	1,297	23,411
LSC Communications, Inc.	897	14,451
Matthews International Corp., Class A	839	50,550
McGrath RentCorp	628	25,352
Mobile Mini, Inc.	1,179	35,665
MSA Safety, Inc.	895	65,210
Multi-Color Corp.	366	29,207
NL Industries, Inc.*	225	1,699
Quad/Graphics, Inc.	841	16,029
RR Donnelley & Sons Co.	1,881	17,362
SP Plus Corp.*	466	17,195
Steelcase, Inc., Class A	2,298	30,334
Team, Inc.*	785	9,695
Tetra Tech, Inc.	1,534	65,348
UniFirst Corp.	409	58,732
US Ecology, Inc.	586	30,120
Viad Corp.	543	29,838
VSE Corp.	232	12,099
West Corp.	1,161	27,133
		1,275,448
Communications Equipment - 0.8%
Acacia Communications, Inc.*	495	24,171
ADTRAN, Inc.	1,303	28,796
Aerohive Networks, Inc.*	842	2,905
Applied Optoelectronics, Inc.*	492	29,087
CalAmp Corp.*	927	17,187
Calix, Inc.*	1,151	5,640
Ciena Corp.*	3,786	81,815
Clearfield, Inc.*	312	3,806
Comtech Telecommunications Corp.	616	12,055
Digi International, Inc.*	710	6,532
EMCORE Corp.*	722	6,570
Extreme Networks, Inc.*	2,929	33,479
Finisar Corp.*	2,993	72,281
Harmonic, Inc.*	2,128	6,916
Infinera Corp.*	3,883	32,850
InterDigital, Inc.	929	66,284
KVH Industries, Inc.*	417	4,921
Lumentum Holdings, Inc.*	1,635	92,950
NETGEAR, Inc.*	865	41,520
NetScout Systems, Inc.*	2,384	78,076
Oclaro, Inc.*	4,443	37,366
Plantronics, Inc.	894	38,111
Quantenna Communications, Inc.*	567	10,535
ShoreTel, Inc.*	1,832	13,648
Sonus Networks, Inc.*	1,273	8,796
Ubiquiti Networks, Inc.*	620	36,946
ViaSat, Inc.*	1,429	90,899
Viavi Solutions, Inc.*	6,142	61,666
		945,808
Construction & Engineering - 0.5%
Aegion Corp.*	892	19,330
Ameresco, Inc., Class A*	501	3,632
Argan, Inc.	390	24,706
Chicago Bridge & Iron Co. NV	2,704	33,367
Comfort Systems USA, Inc.	988	33,641
Dycom Industries, Inc.*	819	66,077
EMCOR Group, Inc.	1,580	104,343
Granite Construction, Inc.	1,064	58,765
Great Lakes Dredge & Dock Corp.*	1,524	6,172
HC2 Holdings, Inc.*	1,094	4,989
IES Holdings, Inc.*	233	3,845
KBR, Inc.	3,861	62,818
Layne Christensen Co.*	485	5,209
MasTec, Inc.*	1,787	72,910
MYR Group, Inc.*	428	11,047
Northwest Pipe Co.*	256	4,695
NV5 Global, Inc.*	212	10,229
Orion Group Holdings, Inc.*	727	4,391
Primoris Services Corp.	1,059	30,298
Sterling Construction Co., Inc.*	693	8,164
Tutor Perini Corp.*	1,003	26,228
		594,856
Construction Materials - 0.1%
Forterra, Inc.*	501	1,663
Summit Materials, Inc., Class A*	2,872	84,839
United States Lime & Minerals, Inc.	53	4,237
US Concrete, Inc.*	409	32,741
		123,480
Consumer Finance - 0.3%
Elevate Credit, Inc.*	387	2,450
Encore Capital Group, Inc.*	643	25,945
Enova International, Inc.*	887	10,555
EZCORP, Inc., Class A*	1,339	12,118
FirstCash, Inc.	1,273	74,725
Green Dot Corp., Class A*	1,227	59,117
LendingClub Corp.*	8,531	52,807
Nelnet, Inc., Class A	536	25,423
PRA Group, Inc.*	1,232	35,605
Regional Management Corp.*	274	6,014

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
World Acceptance Corp.*	159	11,896
		316,655
Containers & Packaging - 0.1%
Greif, Inc., Class A	685	41,408
Greif, Inc., Class B	150	9,473
Myers Industries, Inc.	620	11,656
UFP Technologies, Inc.*	174	4,628
		67,165
Distributors - 0.0%(b)
Core-Mark Holding Co., Inc.	1,224	33,121
VOXX International Corp.*	538	4,358
Weyco Group, Inc.	169	4,656
		42,135
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc.	1,669	57,080
American Public Education, Inc.*	424	7,823
Ascent Capital Group, Inc., Class A*	295	2,929
Bridgepoint Education, Inc.*	493	4,353
Cambium Learning Group, Inc.*	372	2,180
Capella Education Co.	309	20,811
Career Education Corp.*	1,814	17,433
Carriage Services, Inc.	412	10,090
Chegg, Inc.*	2,244	31,842
Collectors Universe, Inc.	200	4,806
Grand Canyon Education, Inc.*	1,259	103,301
Houghton Mifflin Harcourt Co.*	2,773	28,285
K12, Inc.*	913	16,361
Laureate Education, Inc., Class A*	954	13,967
Liberty Tax, Inc.	183	2,461
Regis Corp.*	953	12,656
Sotheby’s*	1,022	45,857
Strayer Education, Inc.	285	22,803
Weight Watchers International, Inc.*	751	35,154
		440,192
Diversified Financial Services - 0.0%(b)
FNFV Group*	1,691	28,493
Marlin Business Services Corp.	235	6,133
NewStar Financial, Inc.	826	8,855
On Deck Capital, Inc.*	1,323	6,390
Tiptree, Inc.	659	4,218
		54,089
Diversified Telecommunication Services - 0.3%
ATN International, Inc.	285	17,263
Cincinnati Bell, Inc.*	1,127	23,723
Cogent Communications Holdings, Inc.	1,115	51,959
Consolidated Communications Holdings, Inc.	1,753	32,348
Frontier Communications Corp.	2,111	28,442
General Communication, Inc., Class A*	714	30,795
Globalstar, Inc.*	11,912	22,871
Hawaiian Telcom Holdco, Inc.*	160	4,867
IDT Corp., Class B	466	6,855
Intelsat SA*	973	3,756
Iridium Communications, Inc.*	2,247	24,942
Lumos Networks Corp.*	591	10,626
Ooma, Inc.*	455	4,459
ORBCOMM, Inc.*	1,757	19,432
pdvWireless, Inc.*	253	7,400
Straight Path Communications, Inc., Class B*	230	41,057
Vonage Holdings Corp.*	5,359	44,480
Windstream Holdings, Inc.	5,113	10,584
		385,859
Electric Utilities - 0.5%
ALLETE, Inc.	1,374	106,251
El Paso Electric Co.	1,084	60,216
Genie Energy Ltd., Class B	361	2,220
IDACORP, Inc.	1,357	120,746
MGE Energy, Inc.	938	59,657
Otter Tail Corp.	1,055	44,099
PNM Resources, Inc.	2,142	90,821
Portland General Electric Co.	2,399	113,976
Spark Energy, Inc., Class A	309	4,898
		602,884
Electrical Equipment - 0.3%
Allied Motion Technologies, Inc.	178	4,502
Atkore International Group, Inc.*	880	14,661
AZZ, Inc.	696	34,034
Babcock & Wilcox Enterprises, Inc.*	1,312	2,965
Encore Wire Corp.	543	23,295
Energous Corp.*	505	4,792
EnerSys	1,170	74,997
Generac Holdings, Inc.*	1,651	66,667
General Cable Corp.	1,322	22,408
LSI Industries, Inc.	650	3,699
Plug Power, Inc.*	5,993	12,825
Powell Industries, Inc.	236	6,719
Preformed Line Products Co.	82	4,285
Revolution Lighting Technologies, Inc.*	330	2,445
Sunrun, Inc.*	2,280	15,276
Thermon Group Holdings, Inc.*	864	14,273
TPI Composites, Inc.*	286	5,817
Vicor Corp.*	449	8,733
Vivint Solar, Inc.*	699	3,320
		325,713
Electronic Equipment, Instruments & Components - 1.4%
Akoustis Technologies, Inc.*	233	1,566
Anixter International, Inc.*	779	57,490
AVX Corp.	1,235	21,551
Badger Meter, Inc.	753	34,563
Bel Fuse, Inc., Class B	259	6,604
Belden, Inc.	1,129	87,012
Benchmark Electronics, Inc.*	1,341	43,582
Control4 Corp.*	655	16,218
CTS Corp.	857	19,282
Daktronics, Inc.	952	9,168
Electro Scientific Industries, Inc.*	846	10,423
ePlus, Inc.*	352	29,462
Fabrinet*	974	37,830
FARO Technologies, Inc.*	444	15,296
Fitbit, Inc., Class A*	4,686	28,257
II-VI, Inc.*	1,628	58,364
Insight Enterprises, Inc.*	956	38,316
Iteris, Inc.*	632	4,057
Itron, Inc.*	917	66,574
KEMET Corp.*	1,226	29,314
Kimball Electronics, Inc.*	711	13,545
Knowles Corp.*	2,364	34,680
Littelfuse, Inc.	604	112,441
Maxwell Technologies, Inc.*	968	5,392
Mesa Laboratories, Inc.	86	11,745
Methode Electronics, Inc.	961	39,305
MicroVision, Inc.*	1,830	4,337
MTS Systems Corp.	451	21,828
Napco Security Technologies, Inc.*	319	2,504
Novanta, Inc.*	859	33,587
OSI Systems, Inc.*	466	38,706
Park Electrochemical Corp.	517	9,389
PC Connection, Inc.	310	7,908
PCM, Inc.*	269	3,537
Plexus Corp.*	901	46,924
Radisys Corp.*	989	1,553
Rogers Corp.*	484	57,378
Sanmina Corp.*	1,980	74,151

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
ScanSource, Inc.*	666	26,141
SYNNEX Corp.	777	92,937
Systemax, Inc.	309	7,552
Tech Data Corp.*	942	103,893
TTM Technologies, Inc.*	2,479	35,301
VeriFone Systems, Inc.*	2,988	59,073
Vishay Intertechnology, Inc.	3,613	63,950
Vishay Precision Group, Inc.*	273	5,965
		1,528,651
Energy Equipment & Services - 0.6%
Archrock, Inc.	1,875	19,125
Atwood Oceanics, Inc.*	2,059	13,528
Basic Energy Services, Inc.*	466	6,636
Bristow Group, Inc.	868	7,152
C&J Energy Services, Inc.*	1,245	31,449
CARBO Ceramics, Inc.*	616	4,041
Diamond Offshore Drilling, Inc.*	1,736	19,721
Dril-Quip, Inc.*	1,016	38,151
Ensco plc, Class A	8,177	34,752
Era Group, Inc.*	527	4,643
Exterran Corp.*	861	23,884
Fairmount Santrol Holdings, Inc.*	4,161	12,733
Forum Energy Technologies, Inc.*	1,851	21,472
Frank’s International NV	1,337	8,396
Geospace Technologies Corp.*	351	5,297
Gulf Island Fabrication, Inc.	366	4,099
Helix Energy Solutions Group, Inc.*	3,773	23,657
Independence Contract Drilling, Inc.*	919	2,959
Keane Group, Inc.*	834	10,800
Key Energy Services, Inc.*	276	3,514
Mammoth Energy Services, Inc.*	216	2,977
Matrix Service Co.*	704	8,342
McDermott International, Inc.*	7,597	46,646
Natural Gas Services Group, Inc.*	332	7,835
NCS Multistage Holdings, Inc.*	296	5,849
Newpark Resources, Inc.*	2,343	18,861
Noble Corp. plc*	6,551	21,356
Nordic American Offshore Ltd.	128	154
Oil States International, Inc.*	1,378	29,972
Parker Drilling Co.*	3,602	3,962
PHI, Inc. (Non-Voting)*	313	3,440
Pioneer Energy Services Corp.*	2,043	3,473
ProPetro Holding Corp.*	677	7,792
RigNet, Inc.*	355	5,680
Rowan Cos. plc, Class A*	3,130	30,518
SEACOR Holdings, Inc.*	433	16,614
SEACOR Marine Holdings, Inc.*	436	5,585
Select Energy Services, Inc., Class A*	104	1,466
Smart Sand, Inc.*	587	3,504
Solaris Oilfield Infrastructure, Inc., Class A*	272	3,852
Superior Energy Services, Inc.*	4,085	33,660
Tesco Corp.*	1,245	5,478
TETRA Technologies, Inc.*	3,070	6,324
Unit Corp.*	1,390	22,129
US Silica Holdings, Inc.	2,191	59,617
Willbros Group, Inc.*	1,176	2,587
		653,682
Equity Real Estate Investment Trusts (REITs) - 3.3%
Acadia Realty Trust	2,253	64,639
Agree Realty Corp.	682	34,182
Alexander’s, Inc.	57	23,865
Altisource Residential Corp.	1,330	16,106
American Assets Trust, Inc.	1,083	43,991
Armada Hoffler Properties, Inc.	1,199	16,031
Ashford Hospitality Prime, Inc.	711	6,840
Ashford Hospitality Trust, Inc.	2,063	12,811
Bluerock Residential Growth REIT, Inc.	616	6,240
CareTrust REIT, Inc.	1,933	37,288
CatchMark Timber Trust, Inc., Class A	1,038	11,968
CBL & Associates Properties, Inc.	4,522	36,176
Cedar Realty Trust, Inc.	2,216	11,169
Chatham Lodging Trust	1,014	20,564
Chesapeake Lodging Trust	1,587	40,611
City Office REIT, Inc.	793	10,143
Clipper Realty, Inc.	401	4,475
Community Healthcare Trust, Inc.	336	8,924
CorEnergy Infrastructure Trust, Inc.	319	10,409
Cousins Properties, Inc.	11,218	104,888
DiamondRock Hospitality Co.	5,365	58,961
Easterly Government Properties, Inc.	997	20,000
EastGroup Properties, Inc.	890	79,085
Education Realty Trust, Inc.	1,972	76,198
Farmland Partners, Inc.	855	7,575
First Industrial Realty Trust, Inc.	3,123	96,751
First Potomac Realty Trust	1,558	17,341
Four Corners Property Trust, Inc.	1,623	41,240
Franklin Street Properties Corp.	2,804	27,956
GEO Group, Inc. (The)	3,283	90,742
Getty Realty Corp.	728	20,064
Gladstone Commercial Corp.	667	14,274
Global Medical REIT, Inc.	396	3,346
Global Net Lease, Inc.	1,797	38,923
Government Properties Income Trust	2,536	47,043
Gramercy Property Trust	4,059	123,637
Healthcare Realty Trust, Inc.	3,100	103,168
Hersha Hospitality Trust	1,041	19,300
Independence Realty Trust, Inc.	1,863	19,170
InfraREIT, Inc.	1,138	25,594
Investors Real Estate Trust	3,271	20,542
iStar, Inc.*	1,867	21,676
Jernigan Capital, Inc.	248	4,821
Kite Realty Group Trust	2,222	44,707
LaSalle Hotel Properties	3,053	86,644
Lexington Realty Trust	5,812	57,306
LTC Properties, Inc.	1,056	51,353
Mack-Cali Realty Corp.	2,429	55,600
MedEquities Realty Trust, Inc.	769	8,820
Monmouth Real Estate Investment Corp.	1,862	30,258
Monogram Residential Trust, Inc.	4,518	54,216
National Health Investors, Inc.	1,065	85,392
National Storage Affiliates Trust	1,189	26,539
New Senior Investment Group, Inc.	2,202	20,324
NexPoint Residential Trust, Inc.	461	10,741
NorthStar Realty Europe Corp.	1,460	18,148
One Liberty Properties, Inc.	387	9,292
Parkway, Inc.	1,136	26,083
Pebblebrook Hotel Trust	1,847	62,041
Pennsylvania REIT	1,837	18,425
Physicians Realty Trust	4,676	87,582
Potlatch Corp.	1,085	51,863
Preferred Apartment Communities, Inc., Class A	819	14,898
PS Business Parks, Inc.	529	71,473
QTS Realty Trust, Inc., Class A	1,261	68,321
Quality Care Properties, Inc.*	2,536	34,794
RAIT Financial Trust	2,463	2,037
Ramco-Gershenson Properties Trust	2,109	27,733
Retail Opportunity Investments Corp.	2,905	57,635
Rexford Industrial Realty, Inc.	1,776	53,369
RLJ Lodging Trust	4,552	91,859
Ryman Hospitality Properties, Inc.	1,186	70,472
Sabra Health Care REIT, Inc.	4,268	93,256
Saul Centers, Inc.	299	18,119
Select Income REIT	1,699	39,434

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Seritage Growth Properties, Class A	674	32,392
STAG Industrial, Inc.	2,397	67,092
Starwood Waypoint Homes*	2,712	100,968
Summit Hotel Properties, Inc.	2,744	40,721
Sunstone Hotel Investors, Inc.	5,923	93,583
Terreno Realty Corp.	1,313	47,596
Tier REIT, Inc.	1,279	23,546
UMH Properties, Inc.	747	11,818
Universal Health Realty Income Trust	340	25,741
Urban Edge Properties	2,620	65,893
Urstadt Biddle Properties, Inc., Class A	792	16,379
Washington Prime Group, Inc.	5,004	41,783
Washington REIT	2,071	68,053
Whitestone REIT	987	12,377
Xenia Hotels & Resorts, Inc.	2,887	57,625
		3,653,028
Food & Staples Retailing - 0.2%
Andersons, Inc. (The)	724	23,059
Chefs’ Warehouse, Inc. (The)*	527	9,091
Ingles Markets, Inc., Class A	377	8,275
Natural Grocers by Vitamin Cottage, Inc.*	242	1,360
Performance Food Group Co.*	1,907	53,015
PriceSmart, Inc.	593	48,181
Smart & Final Stores, Inc.*	606	4,272
SpartanNash Co.	1,007	24,813
SUPERVALU, Inc.*	1,029	20,564
United Natural Foods, Inc.*	1,361	47,295
Village Super Market, Inc., Class A	209	4,834
Weis Markets, Inc.	257	11,362
		256,121
Food Products - 0.6%
Alico, Inc.	83	2,656
Amplify Snack Brands, Inc.*	888	6,403
B&G Foods, Inc.	1,763	53,772
Calavo Growers, Inc.	429	28,807
Cal-Maine Foods, Inc.*	834	30,399
Darling Ingredients, Inc.*	4,404	76,630
Dean Foods Co.	2,439	26,829
Farmer Brothers Co.*	233	7,584
Fresh Del Monte Produce, Inc.	887	41,680
Freshpet, Inc.*	658	10,429
Hostess Brands, Inc.*	2,148	28,654
J&J Snack Foods Corp.	405	51,634
John B Sanfilippo & Son, Inc.	230	14,274
Lancaster Colony Corp.	505	58,817
Landec Corp.*	720	9,360
Lifeway Foods, Inc.*	126	1,096
Limoneira Co.	321	7,190
Omega Protein Corp.	592	9,354
Sanderson Farms, Inc.	541	79,808
Seneca Foods Corp., Class A*	186	5,543
Snyder’s-Lance, Inc.	2,308	81,980
Tootsie Roll Industries, Inc.	455	16,994
		649,893
Gas Utilities - 0.6%
Chesapeake Utilities Corp.	424	33,687
Delta Natural Gas Co., Inc.	184	5,638
New Jersey Resources Corp.	2,307	100,701
Northwest Natural Gas Co.	763	50,587
ONE Gas, Inc.	1,400	105,336
RGC Resources, Inc.	179	4,931
South Jersey Industries, Inc.	2,143	76,891
Southwest Gas Holdings, Inc.	1,275	101,388
Spire, Inc.	1,267	96,925
WGL Holdings, Inc.	1,375	115,857
		691,941
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.	589	27,224
Accuray, Inc.*	2,183	9,059
Analogic Corp.	338	24,184
AngioDynamics, Inc.*	979	16,672
Anika Therapeutics, Inc.*	386	20,728
Antares Pharma, Inc.*	3,853	11,598
AtriCure, Inc.*	852	19,110
Atrion Corp.	38	23,642
AxoGen, Inc.*	733	12,901
Cantel Medical Corp.	975	79,219
Cardiovascular Systems, Inc.*	856	25,141
Cerus Corp.*	2,766	6,500
ConforMIS, Inc.*	1,076	3,981
CONMED Corp.	736	36,506
Corindus Vascular Robotics, Inc.*	2,248	4,294
CryoLife, Inc.*	861	17,909
Cutera, Inc.*	355	13,188
Endologix, Inc.*	2,205	9,327
Entellus Medical, Inc.*	325	5,752
Exactech, Inc.*	286	8,737
FONAR Corp.*	164	4,854
GenMark Diagnostics, Inc.*	1,178	11,474
Glaukos Corp.*	769	29,030
Globus Medical, Inc., Class A*	1,891	57,165
Haemonetics Corp.*	1,406	60,486
Halyard Health, Inc.*	1,254	56,794
Heska Corp.*	174	17,699
ICU Medical, Inc.*	404	70,437
Inogen, Inc.*	457	43,781
Insulet Corp.*	1,560	90,574
Integer Holdings Corp.*	832	38,230
Integra LifeSciences Holdings Corp.*	1,652	84,235
Invacare Corp.	853	11,516
iRhythm Technologies, Inc.*	371	17,712
K2M Group Holdings, Inc.*	1,088	25,437
Lantheus Holdings, Inc.*	699	12,233
LeMaitre Vascular, Inc.	397	14,451
LivaNova plc*	1,302	81,479
Masimo Corp.*	1,202	101,425
Meridian Bioscience, Inc.	1,116	15,512
Merit Medical Systems, Inc.*	1,305	53,896
Natus Medical, Inc.*	870	29,232
Neogen Corp.*	995	68,556
Nevro Corp.*	743	64,032
Novocure Ltd.*	1,548	31,734
NuVasive, Inc.*	1,362	85,098
NxStage Medical, Inc.*	1,741	48,748
Obalon Therapeutics, Inc.*	231	2,077
OraSure Technologies, Inc.*	1,518	30,982
Orthofix International NV*	461	22,686
Oxford Immunotec Global plc*	607	9,603
Penumbra, Inc.*	786	67,596
Pulse Biosciences, Inc.*	244	4,887
Quidel Corp.*	743	25,960
Quotient Ltd.*	717	2,768
Rockwell Medical, Inc.*	1,285	8,121
RTI Surgical, Inc.*	1,465	6,592
Sientra, Inc.*	383	4,389
STAAR Surgical Co.*	1,097	13,109
Surmodics, Inc.*	350	9,100
Tactile Systems Technology, Inc.*	245	8,056
Utah Medical Products, Inc.	93	6,710
Varex Imaging Corp.*	1,012	30,896
ViewRay, Inc.*	785	4,129
Viveve Medical, Inc.*	403	2,285
Wright Medical Group NV*	2,805	83,028
		1,944,466

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Health Care Providers & Services - 1.0%
AAC Holdings, Inc.*	308	2,861
Aceto Corp.	788	8,361
Addus HomeCare Corp.*	200	6,810
Almost Family, Inc.*	343	16,704
Amedisys, Inc.*	765	39,963
American Renal Associates Holdings, Inc.*	260	3,726
AMN Healthcare Services, Inc.*	1,265	47,248
BioScrip, Inc.*	3,116	9,441
BioTelemetry, Inc.*	753	27,974
Capital Senior Living Corp.*	659	8,191
Chemed Corp.	423	83,454
Civitas Solutions, Inc.*	430	8,213
Community Health Systems, Inc.*	2,552	19,497
CorVel Corp.*	253	13,131
Cross Country Healthcare, Inc.*	950	11,761
Diplomat Pharmacy, Inc.*	1,281	21,457
Ensign Group, Inc. (The)	1,292	26,538
Genesis Healthcare, Inc.*	999	1,039
HealthEquity, Inc.*	1,337	57,183
HealthSouth Corp.	2,397	109,663
Kindred Healthcare, Inc.	2,251	18,233
Landauer, Inc.	244	15,140
LHC Group, Inc.*	423	27,601
Magellan Health, Inc.*	638	51,614
Molina Healthcare, Inc.*	1,181	75,584
National HealthCare Corp.	301	18,764
National Research Corp., Class A	253	8,172
Owens & Minor, Inc.	1,630	45,542
PharMerica Corp.*	799	23,491
Providence Service Corp. (The)*	307	15,912
R1 RCM, Inc.*	2,689	8,874
RadNet, Inc.*	993	10,178
Select Medical Holdings Corp.*	2,881	53,587
Surgery Partners, Inc.*	507	4,943
Teladoc, Inc.*	1,443	48,413
Tenet Healthcare Corp.*	2,181	37,448
Tivity Health, Inc.*	979	38,377
Triple-S Management Corp., Class B*	627	15,493
US Physical Therapy, Inc.	325	19,467
		1,060,048
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.*	4,872	64,018
Castlight Health, Inc., Class B*	1,716	6,692
Computer Programs & Systems, Inc.	300	9,030
Cotiviti Holdings, Inc.*	984	35,158
Evolent Health, Inc., Class A*	1,034	17,268
HealthStream, Inc.*	692	16,255
HMS Holdings Corp.*	2,249	39,852
Inovalon Holdings, Inc., Class A*	1,682	22,791
Medidata Solutions, Inc.*	1,512	113,340
NantHealth, Inc.*	477	1,321
Omnicell, Inc.*	985	50,531
Quality Systems, Inc.*	1,402	22,081
Simulations Plus, Inc.	293	4,249
Tabula Rasa HealthCare, Inc.*	250	5,683
Vocera Communications, Inc.*	751	20,915
		429,184
Hotels, Restaurants & Leisure - 1.5%
Belmond Ltd., Class A*	2,399	30,587
Biglari Holdings, Inc.*	27	8,040
BJ’s Restaurants, Inc.*	564	16,976
Bloomin’ Brands, Inc.	2,669	45,400
Bob Evans Farms, Inc.	531	36,522
Bojangles’, Inc.*	464	6,194
Boyd Gaming Corp.	2,229	58,935
Brinker International, Inc.	1,321	41,242
Buffalo Wild Wings, Inc.*	432	44,388
Caesars Acquisition Co., Class A*	1,313	24,487
Caesars Entertainment Corp.*	1,529	17,736
Carrols Restaurant Group, Inc.*	925	10,082
Century Casinos, Inc.*	567	3,884
Cheesecake Factory, Inc. (The)	1,204	49,882
Churchill Downs, Inc.	363	70,930
Chuy’s Holdings, Inc.*	444	8,347
ClubCorp Holdings, Inc.	1,729	29,393
Cracker Barrel Old Country Store, Inc.	515	76,560
Dave & Buster’s Entertainment, Inc.*	1,129	66,001
Del Frisco’s Restaurant Group, Inc.*	586	8,204
Del Taco Restaurants, Inc.*	885	12,461
Denny’s Corp.*	1,838	21,982
DineEquity, Inc.	461	18,325
Drive Shack, Inc.	1,668	4,504
El Pollo Loco Holdings, Inc.*	544	6,174
Eldorado Resorts, Inc.*	1,236	28,428
Empire Resorts, Inc.*	93	2,172
Fiesta Restaurant Group, Inc.*	692	12,041
Fogo De Chao, Inc.*	252	3,188
Golden Entertainment, Inc.*	283	6,430
Habit Restaurants, Inc. (The), Class A*	542	7,046
ILG, Inc.	2,853	75,319
Inspired Entertainment, Inc.*	106	1,177
International Speedway Corp., Class A	669	23,850
J Alexander’s Holdings, Inc.*	345	3,415
Jack in the Box, Inc.	849	79,483
La Quinta Holdings, Inc.*	2,189	34,586
Lindblad Expeditions Holdings, Inc.*	538	5,983
Marcus Corp. (The)	502	12,500
Marriott Vacations Worldwide Corp.	589	68,536
Monarch Casino & Resort, Inc.*	291	10,351
Nathan’s Famous, Inc.*	77	4,508
Noodles & Co.*	314	1,209
Papa John’s International, Inc.	732	54,746
Penn National Gaming, Inc.*	2,273	50,438
Pinnacle Entertainment, Inc.*	1,420	27,690
Planet Fitness, Inc., Class A	2,261	57,362
Potbelly Corp.*	613	7,356
RCI Hospitality Holdings, Inc.	243	5,662
Red Lion Hotels Corp.*	444	3,108
Red Robin Gourmet Burgers, Inc.*	345	19,665
Red Rock Resorts, Inc., Class A	1,822	41,177
Ruby Tuesday, Inc.*	1,587	3,412
Ruth’s Hospitality Group, Inc.	803	15,699
Scientific Games Corp., Class A*	1,428	50,266
SeaWorld Entertainment, Inc.	1,836	23,831
Shake Shack, Inc., Class A*	589	18,212
Sonic Corp.	1,102	25,798
Speedway Motorsports, Inc.	312	6,493
Texas Roadhouse, Inc.	1,796	85,220
Wingstop, Inc.	779	25,247
Zoe’s Kitchen, Inc.*	511	6,577
		1,625,417
Household Durables - 0.7%
AV Homes, Inc.*	326	5,037
Bassett Furniture Industries, Inc.	273	9,787
Beazer Homes USA, Inc.*	838	12,495
Cavco Industries, Inc.*	229	30,812
Century Communities, Inc.*	511	11,523
CSS Industries, Inc.	240	6,427
Ethan Allen Interiors, Inc.	666	19,480
Flexsteel Industries, Inc.	204	9,282
GoPro, Inc., Class A*	2,867	26,405
Green Brick Partners, Inc.*	618	5,840
Helen of Troy Ltd.*	732	66,100

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Hooker Furniture Corp.	304	12,236
Hovnanian Enterprises, Inc., Class A*	3,314	6,031
Installed Building Products, Inc.*	579	33,408
iRobot Corp.*	710	67,748
KB Home	2,251	48,171
La-Z-Boy, Inc.	1,295	30,886
LGI Homes, Inc.*	463	19,696
Libbey, Inc.	588	4,804
Lifetime Brands, Inc.	261	4,541
M/I Homes, Inc.*	640	15,744
MDC Holdings, Inc.	1,115	34,844
Meritage Homes Corp.*	1,032	42,002
NACCO Industries, Inc., Class A	109	7,903
New Home Co., Inc. (The)*	331	3,416
PICO Holdings, Inc.*	596	9,685
Taylor Morrison Home Corp., Class A*	1,640	33,161
TopBuild Corp.*	990	58,757
TRI Pointe Group, Inc.*	4,222	53,788
Universal Electronics, Inc.*	378	22,132
William Lyon Homes, Class A*	640	15,354
ZAGG, Inc.*	729	9,185
		736,680
Household Products - 0.1%
Central Garden & Pet Co.*	283	9,976
Central Garden & Pet Co., Class A*	946	32,249
HRG Group, Inc.*	3,190	50,370
Oil-Dri Corp. of America	134	5,454
Orchids Paper Products Co.	242	2,468
WD-40 Co.	372	40,530
		141,047
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.*	3,072	7,526
Dynegy, Inc.*	2,965	27,930
NRG Yield, Inc., Class A	935	17,008
NRG Yield, Inc., Class C	1,710	31,635
Ormat Technologies, Inc.	1,063	61,059
Pattern Energy Group, Inc.	1,888	47,427
TerraForm Global, Inc., Class A*	2,394	12,090
TerraForm Power, Inc., Class A*	2,164	30,209
		234,884
Industrial Conglomerates - 0.0%(b)
Raven Industries, Inc.	970	27,160
Insurance - 1.1%
Ambac Financial Group, Inc.*	1,218	22,155
American Equity Investment Life Holding Co.	2,323	64,486
AMERISAFE, Inc.	512	27,546
AmTrust Financial Services, Inc.	2,288	28,371
Argo Group International Holdings Ltd.	777	46,775
Atlas Financial Holdings, Inc.*	283	4,768
Baldwin & Lyons, Inc., Class B	250	5,475
Blue Capital Reinsurance Holdings Ltd.	159	2,989
Citizens, Inc.*	1,249	9,405
CNO Financial Group, Inc.	4,591	102,609
Crawford & Co., Class B	321	3,184
Donegal Group, Inc., Class A	236	3,618
eHealth, Inc.*	417	10,125
EMC Insurance Group, Inc.	234	6,524
Employers Holdings, Inc.	853	35,954
Enstar Group Ltd.*	302	62,680
FBL Financial Group, Inc., Class A	266	18,088
Federated National Holding Co.	339	5,268
Fidelity & Guaranty Life	307	9,594
Genworth Financial, Inc., Class A*	13,488	46,264
Global Indemnity Ltd.*	223	9,014
Greenlight Capital Re Ltd., Class A*	809	18,000
Hallmark Financial Services, Inc.*	363	3,721
HCI Group, Inc.	213	8,305
Health Insurance Innovations, Inc., Class A*	300	10,095
Heritage Insurance Holdings, Inc.	698	7,943
Horace Mann Educators Corp.	1,097	38,559
Independence Holding Co.	183	3,971
Infinity Property & Casualty Corp.	290	25,650
Investors Title Co.	40	7,035
James River Group Holdings Ltd.	483	19,262
Kemper Corp.	1,063	50,918
Kingstone Cos., Inc.	243	3,657
Kinsale Capital Group, Inc.	389	14,724
Maiden Holdings Ltd.	1,923	13,942
MBIA, Inc.*	3,363	33,832
National General Holdings Corp.	1,317	22,613
National Western Life Group, Inc., Class A	60	20,065
Navigators Group, Inc. (The)	553	30,857
NI Holdings, Inc.*	276	4,557
OneBeacon Insurance Group Ltd., Class A	542	9,875
Primerica, Inc.	1,223	93,621
RLI Corp.	1,033	55,286
Safety Insurance Group, Inc.	392	27,989
Selective Insurance Group, Inc.	1,544	77,818
State Auto Financial Corp.	426	10,539
State National Cos., Inc.	791	16,429
Stewart Information Services Corp.	564	20,349
Third Point Reinsurance Ltd.*	2,060	28,943
Trupanion, Inc.*	602	13,172
United Fire Group, Inc.	576	24,226
United Insurance Holdings Corp.	458	7,209
Universal Insurance Holdings, Inc.	851	18,254
WMIH Corp.*	5,191	6,489
		1,272,797
Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class A*	700	6,300
Duluth Holdings, Inc., Class B*	258	5,054
Etsy, Inc.*	3,103	50,796
FTD Cos., Inc.*	454	6,079
Gaia, Inc.*	234	2,609
Groupon, Inc.*	9,113	40,462
HSN, Inc.	866	31,782
Lands’ End, Inc.*	356	4,325
Liberty TripAdvisor Holdings, Inc., Class A*	1,948	26,006
Nutrisystem, Inc.	797	43,277
Overstock.com, Inc.*	450	9,878
PetMed Express, Inc.	529	19,187
Shutterfly, Inc.*	913	41,615
		287,370
Internet Software & Services - 1.4%
2U, Inc.*	1,175	58,868
Alarm.com Holdings, Inc.*	544	24,437
Alteryx, Inc., Class A*	239	5,638
Amber Road, Inc.*	538	4,336
Angie’s List, Inc.*	1,082	13,157
Appfolio, Inc., Class A*	214	9,181
Apptio, Inc., Class A*	476	8,473
Bankrate, Inc.*	1,267	17,548
Bazaarvoice, Inc.*	2,236	10,621
Benefitfocus, Inc.*	425	13,111
Blucora, Inc.*	1,108	25,262
Box, Inc., Class A*	2,107	41,339
Brightcove, Inc.*	909	6,409
Carbonite, Inc.*	662	13,240

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Care.com, Inc.*	359	5,374
Cars.com, Inc.*	1,931	49,936
ChannelAdvisor Corp.*	679	7,876
Cimpress NV*	670	61,935
Cloudera, Inc.*	374	7,256
CommerceHub, Inc., Series A*	368	8,159
CommerceHub, Inc., Series C*	780	16,559
Cornerstone OnDemand, Inc.*	1,396	48,832
Coupa Software, Inc.*	800	24,368
DHI Group, Inc.*	1,300	2,535
Endurance International Group Holdings, Inc.*	1,556	11,981
Envestnet, Inc.*	1,155	51,340
Five9, Inc.*	1,397	30,036
Gogo, Inc.*	1,530	21,435
GrubHub, Inc.*	2,305	131,592
GTT Communications, Inc.*	831	26,384
Hortonworks, Inc.*	1,283	21,798
Instructure, Inc.*	570	16,872
Internap Corp.*	2,143	9,579
j2 Global, Inc.	1,246	93,799
Leaf Group Ltd.*	318	2,258
Limelight Networks, Inc.*	1,996	7,166
Liquidity Services, Inc.*	687	3,916
LivePerson, Inc.*	1,454	19,484
Meet Group, Inc. (The)*	1,797	7,044
MINDBODY, Inc., Class A*	988	23,366
MuleSoft, Inc., Class A*	406	8,851
New Relic, Inc.*	786	37,649
NIC, Inc.	1,720	28,122
Nutanix, Inc., Class A*	933	20,526
Okta, Inc.*	298	8,043
Ominto, Inc.*	380	1,235
Q2 Holdings, Inc.*	840	34,104
QuinStreet, Inc.*	981	5,248
Quotient Technology, Inc.*	1,977	29,655
Reis, Inc.	243	4,155
Rocket Fuel, Inc.*	948	2,455
Shutterstock, Inc.*	497	16,689
SPS Commerce, Inc.*	453	27,597
Stamps.com, Inc.*	425	81,281
TechTarget, Inc.*	527	5,238
Trade Desk, Inc. (The), Class A*	464	24,578
TrueCar, Inc.*	1,679	28,459
Tucows, Inc., Class A*	242	12,790
Twilio, Inc., Class A*	1,667	48,810
Veritone, Inc.*	68	1,058
Web.com Group, Inc.*	1,029	26,034
WebMD Health Corp.*	993	65,975
XO Group, Inc.*	660	12,289
Yelp, Inc.*	2,083	88,736
Yext, Inc.*	326	4,241
		1,586,318
IT Services - 0.9%
Acxiom Corp.*	2,097	48,839
Blackhawk Network Holdings, Inc.*	1,467	65,722
CACI International, Inc., Class A*	655	85,019
Cardtronics plc, Class A*	1,223	31,774
Cass Information Systems, Inc.	293	17,937
Convergys Corp.	2,521	59,244
CSG Systems International, Inc.	894	34,607
EPAM Systems, Inc.*	1,319	107,274
Everi Holdings, Inc.*	1,708	13,169
EVERTEC, Inc.	1,623	29,863
ExlService Holdings, Inc.*	878	49,414
Forrester Research, Inc.	269	10,962
Hackett Group, Inc. (The)	642	8,770
Information Services Group, Inc.*	870	3,262
ManTech International Corp., Class A	691	27,792
MAXIMUS, Inc.	1,723	104,724
MoneyGram International, Inc.*	781	12,309
Perficient, Inc.*	921	16,854
Planet Payment, Inc.*	1,131	4,479
Presidio, Inc.*	511	7,108
Science Applications International Corp.	1,176	86,883
ServiceSource International, Inc.*	2,032	7,153
StarTek, Inc.*	273	3,249
Sykes Enterprises, Inc.*	1,052	28,046
Syntel, Inc.	887	16,019
TeleTech Holdings, Inc.	373	14,808
Travelport Worldwide Ltd.	3,330	50,416
Unisys Corp.*	1,350	10,462
Virtusa Corp.*	742	26,949
		983,107
Leisure Products - 0.2%
Acushnet Holdings Corp.	620	10,193
American Outdoor Brands Corp.*	1,508	24,611
Callaway Golf Co.	2,509	34,975
Clarus Corp.*	551	3,995
Escalade, Inc.	285	3,434
Johnson Outdoors, Inc., Class A	129	8,230
Malibu Boats, Inc., Class A*	482	13,000
Marine Products Corp.	210	3,272
MCBC Holdings, Inc.*	492	8,433
Nautilus, Inc.*	810	13,243
Sturm Ruger & Co., Inc.	459	21,022
Vista Outdoor, Inc.*	1,534	31,447
		175,855
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc.*	699	16,077
Cambrex Corp.*	872	45,431
Enzo Biochem, Inc.*	1,104	12,420
Fluidigm Corp.*	788	3,601
INC Research Holdings, Inc., Class A*	1,464	85,937
Luminex Corp.	1,095	21,166
Medpace Holdings, Inc.*	198	6,463
NanoString Technologies, Inc.*	475	7,339
NeoGenomics, Inc.*	1,495	15,114
Pacific Biosciences of California, Inc.*	2,249	11,133
PAREXEL International Corp.*	1,349	118,564
PRA Health Sciences, Inc.*	1,311	101,471
		444,716
Machinery - 1.6%
Actuant Corp., Class A	1,598	38,432
Alamo Group, Inc.	255	23,399
Albany International Corp., Class A	770	41,272
Altra Industrial Motion Corp.	768	35,366
American Railcar Industries, Inc.	195	7,020
Astec Industries, Inc.	572	28,417
Barnes Group, Inc.	1,348	84,277
Blue Bird Corp.*	195	3,549
Briggs & Stratton Corp.	1,119	23,432
Chart Industries, Inc.*	822	27,734
CIRCOR International, Inc.	442	21,225
Columbus McKinnon Corp.	521	17,209
Commercial Vehicle Group, Inc.*	675	4,010
DMC Global, Inc.	378	4,895
Douglas Dynamics, Inc.	593	20,696
Eastern Co. (The)	149	3,896
Energy Recovery, Inc.*	973	6,324
EnPro Industries, Inc.	568	40,027
ESCO Technologies, Inc.	683	37,189
ExOne Co. (The)*	298	2,411
Federal Signal Corp.	1,583	29,586
Franklin Electric Co., Inc.	1,243	47,918

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
FreightCar America, Inc.	326	5,920
Gencor Industries, Inc.*	217	3,342
Global Brass & Copper Holdings, Inc.	581	17,343
Gorman-Rupp Co. (The)	474	14,429
Graham Corp.	257	5,148
Greenbrier Cos., Inc. (The)	734	31,489
Hardinge, Inc.	310	4,244
Harsco Corp.*	2,157	36,885
Hillenbrand, Inc.	1,699	60,739
Hurco Cos., Inc.	164	5,765
Hyster-Yale Materials Handling, Inc.	277	19,717
John Bean Technologies Corp.	842	74,685
Kadant, Inc.	291	25,273
Kennametal, Inc.	2,153	75,355
LB Foster Co., Class A	224	4,278
Lindsay Corp.	281	24,326
Lydall, Inc.*	447	21,009
Manitowoc Co., Inc. (The)*	3,420	28,147
Meritor, Inc.*	2,247	44,625
Milacron Holdings Corp.*	1,203	19,188
Miller Industries, Inc.	295	7,404
Mueller Industries, Inc.	1,529	45,610
Mueller Water Products, Inc., Class A	4,135	49,579
Navistar International Corp.*	1,334	45,569
NN, Inc.	727	18,539
Omega Flex, Inc.	78	4,523
Proto Labs, Inc.*	665	47,747
RBC Bearings, Inc.*	621	68,478
REV Group, Inc.	339	8,539
Rexnord Corp.*	2,792	66,673
Spartan Motors, Inc.	916	8,427
SPX Corp.*	1,143	27,546
SPX FLOW, Inc.*	1,112	37,219
Standex International Corp.	338	32,262
Sun Hydraulics Corp.	634	30,375
Supreme Industries, Inc., Class A	373	7,811
Tennant Co.	474	28,890
Titan International, Inc.	1,337	11,471
TriMas Corp.*	1,221	29,548
Twin Disc, Inc.*	229	3,975
Wabash National Corp.	1,596	33,548
Watts Water Technologies, Inc., Class A	747	46,090
Woodward, Inc.	1,428	100,260
		1,830,274
Marine - 0.1%
Costamare, Inc.	980	6,145
Eagle Bulk Shipping, Inc.*	1,030	4,666
Genco Shipping & Trading Ltd.*	207	2,879
Matson, Inc.	1,148	29,618
Navios Maritime Holdings, Inc.*	2,409	3,710
Safe Bulkers, Inc.*	1,291	4,183
Scorpio Bulkers, Inc.*	1,576	12,687
		63,888
Media - 0.6%
AMC Entertainment Holdings, Inc., Class A	1,479	19,819
Beasley Broadcast Group, Inc., Class A	130	1,293
Central European Media Enterprises Ltd., Class A*	2,211	9,176
Clear Channel Outdoor Holdings, Inc., Class A	958	3,688
Daily Journal Corp.*	29	6,087
Emerald Expositions Events, Inc.	421	9,152
Entercom Communications Corp., Class A	752	7,746
Entravision Communications Corp., Class A	1,776	9,857
Eros International plc*	731	7,127
EW Scripps Co. (The), Class A*	1,551	27,732
Gannett Co., Inc.	3,067	26,039
Global Eagle Entertainment, Inc.*	1,371	4,236
Gray Television, Inc.*	1,717	24,553
Hemisphere Media Group, Inc.*	419	5,426
IMAX Corp.*	1,546	28,833
Liberty Media Corp.-Liberty Braves, Class C*	920	22,512
Liberty Media Corp-Liberty Braves, Class A*	267	6,517
Loral Space & Communications, Inc.*	344	15,618
MDC Partners, Inc., Class A*	1,491	15,208
Meredith Corp.	1,062	57,720
MSG Networks, Inc., Class A*	1,607	34,470
National CineMedia, Inc.	1,660	8,981
New Media Investment Group, Inc.	1,373	18,934
New York Times Co. (The), Class A	3,367	62,795
Nexstar Media Group, Inc., Class A	1,218	73,324
Reading International, Inc., Class A*	453	7,139
Saga Communications, Inc., Class A	101	4,126
Salem Media Group, Inc.	311	1,882
Scholastic Corp.	759	29,927
Sinclair Broadcast Group, Inc., Class A	1,937	58,594
Time, Inc.	2,686	35,321
Townsquare Media, Inc., Class A*	235	2,345
tronc, Inc.*	526	7,632
World Wrestling Entertainment, Inc., Class A	1,027	22,389
		676,198
Metals & Mining - 0.6%
AK Steel Holding Corp.*	8,462	47,387
Allegheny Technologies, Inc.*	2,916	60,740
Ampco-Pittsburgh Corp.	232	3,573
Carpenter Technology Corp.	1,244	50,419
Century Aluminum Co.*	1,338	26,118
Cleveland-Cliffs, Inc.*	7,995	66,838
Coeur Mining, Inc.*	4,858	42,508
Commercial Metals Co.	3,100	58,559
Compass Minerals International, Inc.	909	60,721
Gold Resource Corp.	1,408	5,618
Handy & Harman Ltd.*	79	2,583
Haynes International, Inc.	333	10,173
Hecla Mining Co.	10,573	55,825
Kaiser Aluminum Corp.	452	43,537
Klondex Mines Ltd.*	4,719	15,903
Materion Corp.	535	20,437
Olympic Steel, Inc.	246	4,490
Ramaco Resources, Inc.*	163	1,267
Ryerson Holding Corp.*	428	3,681
Schnitzer Steel Industries, Inc., Class A	710	19,099
SunCoke Energy, Inc.*	1,728	16,105
TimkenSteel Corp.*	1,062	15,749
Warrior Met Coal, Inc.	452	12,335
Worthington Industries, Inc.	1,208	60,352
		704,017
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AG Mortgage Investment Trust, Inc.	739	14,240
Anworth Mortgage Asset Corp.	2,543	15,411
Apollo Commercial Real Estate Finance, Inc.	2,467	44,628
Ares Commercial Real Estate Corp.	718	9,470
ARMOUR Residential REIT, Inc.	980	25,882
Capstead Mortgage Corp.	2,559	24,746
Cherry Hill Mortgage Investment Corp.	314	5,803

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
CYS Investments, Inc.	4,064	35,723
Dynex Capital, Inc.	1,238	8,852
Ellington Residential Mortgage REIT	224	3,277
Great Ajax Corp.	422	5,984
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,326	30,763
Invesco Mortgage Capital, Inc.	3,016	51,212
KKR Real Estate Finance Trust, Inc.	277	5,753
Ladder Capital Corp.	1,894	25,986
MTGE Investment Corp.	1,228	23,578
New York Mortgage Trust, Inc.	2,989	18,711
Orchid Island Capital, Inc.	894	8,645
Owens Realty Mortgage, Inc.	267	4,632
PennyMac Mortgage Investment Trust	1,770	30,603
Redwood Trust, Inc.	2,055	34,277
Resource Capital Corp.	809	8,373
Sutherland Asset Management Corp.	455	6,939
Western Asset Mortgage Capital Corp.	1,096	11,519
		455,007
Multiline Retail - 0.2%
Big Lots, Inc.	1,206	57,406
Dillard’s, Inc., Class A	407	24,746
Fred’s, Inc., Class A	965	5,713
JC Penney Co., Inc.*	8,322	32,206
Ollie’s Bargain Outlet Holdings, Inc.*	1,277	53,442
Sears Holdings Corp.*	319	2,619
		176,132
Multi-Utilities - 0.3%
Avista Corp.	1,727	88,768
Black Hills Corp.	1,436	101,065
NorthWestern Corp.	1,307	78,838
Unitil Corp.	373	18,598
		287,269
Oil, Gas & Consumable Fuels - 1.0%
Abraxas Petroleum Corp.*	4,064	6,909
Adams Resources & Energy, Inc.	59	2,046
Approach Resources, Inc.*	1,153	3,205
Arch Coal, Inc., Class A	588	46,964
Ardmore Shipping Corp.*	753	6,099
Bill Barrett Corp.*	2,025	6,055
Bonanza Creek Energy, Inc.*	544	14,139
California Resources Corp.*	1,144	8,923
Callon Petroleum Co.*	5,408	56,027
Carrizo Oil & Gas, Inc.*	1,677	22,539
Clean Energy Fuels Corp.*	3,661	8,713
Cloud Peak Energy, Inc.*	1,983	6,227
Contango Oil & Gas Co.*	633	2,905
CVR Energy, Inc.	424	9,082
Delek US Energy, Inc.	2,089	51,638
Denbury Resources, Inc.*	10,666	11,306
DHT Holdings, Inc.	2,068	7,755
Dorian LPG Ltd.*	507	3,478
Earthstone Energy, Inc.*	265	2,541
Eclipse Resources Corp.*	2,344	5,462
Energy XXI Gulf Coast, Inc.*	793	8,287
EP Energy Corp., Class A*	1,032	3,034
Evolution Petroleum Corp.	679	4,719
Frontline Ltd.	2,064	10,072
GasLog Ltd.	1,096	18,413
Gastar Exploration, Inc.*	4,682	2,763
Gener8 Maritime, Inc.*	1,266	5,697
Golar LNG Ltd.	2,578	55,891
Green Plains, Inc.	1,018	18,884
Halcon Resources Corp.*	1,639	10,145
Hallador Energy Co.	430	2,494
International Seaways, Inc.*	789	14,549
Isramco, Inc.*	20	2,252
Jagged Peak Energy, Inc.*	856	10,965
Jones Energy, Inc., Class A*	1,224	1,212
Lilis Energy, Inc.*	1,147	4,198
Matador Resources Co.*	2,409	56,804
Midstates Petroleum Co., Inc.*	300	4,347
Navios Maritime Acquisition Corp.	2,213	2,788
Nordic American Tankers Ltd.	2,683	12,717
Oasis Petroleum, Inc.*	6,313	46,085
Overseas Shipholding Group, Inc., Class A*	1,214	2,744
Pacific Ethanol, Inc.*	1,102	5,510
Panhandle Oil and Gas, Inc., Class A	422	8,904
Par Pacific Holdings, Inc.*	853	15,192
PDC Energy, Inc.*	1,773	69,732
Peabody Energy Corp.*	1,664	48,256
Penn Virginia Corp.*	382	14,707
Renewable Energy Group, Inc.*	1,021	12,354
Resolute Energy Corp.*	582	17,198
REX American Resources Corp.*	157	13,599
Ring Energy, Inc.*	1,217	14,507
Rosehill Resources, Inc.*	67	433
Sanchez Energy Corp.*	1,902	8,331
SandRidge Energy, Inc.*	937	16,135
Scorpio Tankers, Inc.	4,423	18,002
SemGroup Corp., Class A	1,781	45,772
Ship Finance International Ltd.	1,605	20,945
SilverBow Resources, Inc.*	187	4,047
SRC Energy, Inc.*	5,390	42,527
Stone Energy Corp.*	524	12,681
Teekay Corp.	1,447	13,341
Teekay Tankers Ltd., Class A	3,272	4,614
Tellurian, Inc.*	1,488	13,749
Ultra Petroleum Corp.*	5,234	40,773
Uranium Energy Corp.*	3,660	4,831
W&T Offshore, Inc.*	2,514	4,802
Westmoreland Coal Co.*	495	1,153
WildHorse Resource Development Corp.*	537	5,859
		1,059,027
Paper & Forest Products - 0.3%
Boise Cascade Co.*	1,038	31,140
Clearwater Paper Corp.*	435	20,227
Deltic Timber Corp.	294	22,944
KapStone Paper and Packaging Corp.	2,332	52,167
Louisiana-Pacific Corp.*	3,902	99,423
Neenah Paper, Inc.	446	34,453
PH Glatfelter Co.	1,165	20,178
Schweitzer-Mauduit International, Inc.	817	30,989
Verso Corp., Class A*	904	4,809
		316,330
Personal Products - 0.1%
elf Beauty, Inc.*	556	11,504
Inter Parfums, Inc.	463	18,265
Medifast, Inc.	284	16,080
Natural Health Trends Corp.	197	3,976
Nature’s Sunshine Products, Inc.	288	3,038
Revlon, Inc., Class A*	317	5,357
USANA Health Sciences, Inc.*	311	18,411
		76,631
Pharmaceuticals - 1.0%
Aclaris Therapeutics, Inc.*	541	14,028
Aerie Pharmaceuticals, Inc.*	814	46,683
Amphastar Pharmaceuticals, Inc.*	973	15,578
ANI Pharmaceuticals, Inc.*	215	10,320
Aratana Therapeutics, Inc.*	1,086	6,201
Assembly Biosciences, Inc.*	375	10,166
Catalent, Inc.*	3,375	139,354
Cempra, Inc.*	1,285	3,919

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Clearside Biomedical, Inc.*	555	3,880
Collegium Pharmaceutical, Inc.*	608	6,104
Corcept Therapeutics, Inc.*	2,445	40,758
Corium International, Inc.*	534	4,566
Depomed, Inc.*	1,529	9,296
Dermira, Inc.*	1,022	24,109
Durect Corp.*	3,676	5,845
Horizon Pharma plc*	4,379	59,905
Impax Laboratories, Inc.*	1,968	42,607
Innoviva, Inc.*	2,035	28,571
Intersect ENT, Inc.*	696	21,506
Intra-Cellular Therapies, Inc.*	906	16,716
Lannett Co., Inc.*	755	13,250
Medicines Co. (The)*	1,851	67,913
MyoKardia, Inc.*	463	20,071
Nektar Therapeutics*	3,976	83,615
Neos Therapeutics, Inc.*	517	4,317
Novus Therapeutics, Inc.*	2	8
Ocular Therapeutix, Inc.*	605	3,787
Omeros Corp.*	1,116	22,845
Pacira Pharmaceuticals, Inc.*	1,054	40,157
Paratek Pharmaceuticals, Inc.*	632	17,822
Phibro Animal Health Corp., Class A	509	18,070
Prestige Brands Holdings, Inc.*	1,429	72,465
Reata Pharmaceuticals, Inc., Class A*	228	6,897
Revance Therapeutics, Inc.*	602	14,779
SciClone Pharmaceuticals, Inc.*	1,393	15,323
Sucampo Pharmaceuticals, Inc., Class A*	648	7,614
Supernus Pharmaceuticals, Inc.*	1,271	58,212
Teligent, Inc.*	1,102	7,615
Tetraphase Pharmaceuticals, Inc.*	1,015	7,085
TherapeuticsMD, Inc.*	4,186	25,116
Theravance Biopharma, Inc.*	1,119	36,558
WaVe Life Sciences Ltd.*	319	7,497
Zogenix, Inc.*	666	7,892
Zynerba Pharmaceuticals, Inc.*	306	1,943
		1,070,963
Professional Services - 0.6%
Acacia Research Corp.*	1,327	4,313
Advisory Board Co. (The)*	1,083	57,670
Barrett Business Services, Inc.	191	9,852
BG Staffing, Inc.	185	2,991
CBIZ, Inc.*	1,372	20,786
Cogint, Inc.*	544	2,665
CRA International, Inc.	225	8,444
Exponent, Inc.	688	46,853
Franklin Covey Co.*	260	4,888
FTI Consulting, Inc.*	1,104	37,437
GP Strategies Corp.*	338	9,667
Heidrick & Struggles International, Inc.	493	8,997
Hill International, Inc.*	915	4,346
Huron Consulting Group, Inc.*	588	17,787
ICF International, Inc.*	480	23,064
Insperity, Inc.	492	39,508
Kelly Services, Inc., Class A	819	17,715
Kforce, Inc.	629	11,322
Korn/Ferry International	1,374	45,782
Mistras Group, Inc.*	463	8,755
Navigant Consulting, Inc.*	1,265	19,392
On Assignment, Inc.*	1,362	64,967
Pendrell Corp.*	321	2,176
Resources Connection, Inc.	769	9,805
RPX Corp.*	1,211	15,816
TriNet Group, Inc.*	1,097	39,196
TrueBlue, Inc.*	1,128	23,068
WageWorks, Inc.*	1,000	58,950
Willdan Group, Inc.*	202	6,264
		622,476
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	1,252	54,337
Altisource Portfolio Solutions SA*	301	6,857
Consolidated-Tomoka Land Co.	105	5,817
Forestar Group, Inc.*	1,128	19,402
FRP Holdings, Inc.*	176	7,726
Griffin Industrial Realty, Inc.	19	653
HFF, Inc., Class A	986	37,596
Kennedy-Wilson Holdings, Inc.	2,233	43,097
Marcus & Millichap, Inc.*	429	11,296
Maui Land & Pineapple Co., Inc.*	180	2,322
RE/MAX Holdings, Inc., Class A	477	29,216
RMR Group, Inc. (The), Class A	188	9,710
St Joe Co. (The)*	1,292	24,354
Stratus Properties, Inc.	159	4,706
Tejon Ranch Co.*	398	7,952
Transcontinental Realty Investors, Inc.*	45	958
Trinity Place Holdings, Inc.*	487	3,365
		269,364
Road & Rail - 0.4%
ArcBest Corp.	694	20,612
Avis Budget Group, Inc.*	2,010	72,822
Covenant Transportation Group, Inc., Class A*	319	7,659
Daseke, Inc.*	549	7,192
Heartland Express, Inc.	1,268	28,112
Hertz Global Holdings, Inc.*	1,468	31,914
Knight Transportation, Inc.	1,962	76,616
Marten Transport Ltd.	1,045	17,922
Roadrunner Transportation Systems, Inc.*	820	6,125
Saia, Inc.*	678	38,341
Schneider National, Inc., Class B	873	19,424
Swift Transportation Co.*	1,950	54,697
Universal Logistics Holdings, Inc.	225	3,735
Werner Enterprises, Inc.	1,279	42,335
YRC Worldwide, Inc.*	886	11,864
		439,370
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Energy Industries, Inc.*	1,065	78,320
Alpha & Omega Semiconductor Ltd.*	503	7,988
Ambarella, Inc.*	871	47,382
Amkor Technology, Inc.*	2,733	23,996
Axcelis Technologies, Inc.*	805	16,824
AXT, Inc.*	998	7,784
Brooks Automation, Inc.	1,845	48,099
Cabot Microelectronics Corp.	668	47,842
CEVA, Inc.*	576	23,357
Cirrus Logic, Inc.*	1,731	100,363
Cohu, Inc.	720	13,507
Cree, Inc.*	2,620	63,745
CyberOptics Corp.*	184	2,788
Diodes, Inc.*	1,024	28,815
DSP Group, Inc.*	586	6,973
Entegris, Inc.*	3,812	97,015
FormFactor, Inc.*	1,930	29,143
GSI Technology, Inc.*	382	2,536
Ichor Holdings Ltd.*	314	7,184
Impinj, Inc.*	483	18,470
Inphi Corp.*	1,128	43,191
Integrated Device Technology, Inc.*	3,594	88,808
IXYS Corp.*	671	15,433
Kopin Corp.*	1,651	6,637
Lattice Semiconductor Corp.*	3,293	18,605
MACOM Technology Solutions Holdings, Inc.*	1,088	49,548

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
MaxLinear, Inc.*	1,614	34,862
MKS Instruments, Inc.	1,445	118,996
Monolithic Power Systems, Inc.	1,071	108,514
Nanometrics, Inc.*	645	16,635
NeoPhotonics Corp.*	867	5,072
NVE Corp.	128	9,708
PDF Solutions, Inc.*	749	11,377
Photronics, Inc.*	1,793	14,165
Pixelworks, Inc.*	765	3,672
Power Integrations, Inc.	769	56,022
Rambus, Inc.*	2,974	38,573
Rudolph Technologies, Inc.*	838	18,604
Semtech Corp.*	1,740	65,424
Sigma Designs, Inc.*	1,006	6,288
Silicon Laboratories, Inc.*	1,127	85,539
SunPower Corp.*	1,603	14,171
Synaptics, Inc.*	925	38,452
Ultra Clean Holdings, Inc.*	883	20,371
Veeco Instruments, Inc.*	1,265	23,908
Xcerra Corp.*	1,436	14,102
Xperi Corp.	1,312	35,752
		1,634,560
Software - 1.7%
8x8, Inc.*	2,368	33,507
A10 Networks, Inc.*	1,314	8,607
ACI Worldwide, Inc.*	3,127	71,170
Agilysys, Inc.*	411	4,229
American Software, Inc., Class A	712	7,839
Aspen Technology, Inc.*	2,013	127,322
Barracuda Networks, Inc.*	675	16,342
Blackbaud, Inc.	1,279	107,960
Blackline, Inc.*	294	9,076
Bottomline Technologies de, Inc.*	1,067	32,341
BroadSoft, Inc.*	824	40,829
Callidus Software, Inc.*	1,731	44,573
CommVault Systems, Inc.*	1,042	63,614
Digimarc Corp.*	267	8,250
Ebix, Inc.	644	37,159
Ellie Mae, Inc.*	908	75,346
Everbridge, Inc.*	455	10,542
Exa Corp.*	373	5,352
Fair Isaac Corp.	826	116,268
Gigamon, Inc.*	969	41,619
Glu Mobile, Inc.*	2,785	10,137
Guidance Software, Inc.*	595	4,213
HubSpot, Inc.*	903	66,235
Imperva, Inc.*	898	40,096
Majesco*	148	730
MicroStrategy, Inc., Class A*	255	32,895
Mitek Systems, Inc.*	827	8,394
MobileIron, Inc.*	1,471	5,590
Model N, Inc.*	626	8,482
Monotype Imaging Holdings, Inc.	1,115	20,349
Park City Group, Inc.*	351	4,423
Paycom Software, Inc.*	1,322	98,634
Paylocity Holding Corp.*	698	34,300
Pegasystems, Inc.	983	56,572
Progress Software Corp.	1,278	42,915
Proofpoint, Inc.*	1,151	105,616
PROS Holdings, Inc.*	705	18,570
QAD, Inc., Class A	265	8,930
Qualys, Inc.*	842	39,995
Rapid7, Inc.*	560	9,442
RealNetworks, Inc.*	651	2,597
RealPage, Inc.*	1,575	67,882
RingCentral, Inc., Class A*	1,674	70,894
Rosetta Stone, Inc.*	455	4,186
Rubicon Project, Inc. (The)*	1,190	4,474
SecureWorks Corp., Class A*	216	2,210
Silver Spring Networks, Inc.*	1,121	14,192
Synchronoss Technologies, Inc.*	1,145	19,225
Telenav, Inc.*	821	5,336
TiVo Corp.	3,150	57,645
Upland Software, Inc.*	195	4,485
Varonis Systems, Inc.*	512	19,866
VASCO Data Security International, Inc.*	812	10,191
Verint Systems, Inc.*	1,678	66,617
VirnetX Holding Corp.*	1,362	5,448
Workiva, Inc.*	666	13,453
Zendesk, Inc.*	2,607	71,432
Zix Corp.*	1,436	7,625
		1,926,221
Specialty Retail - 0.9%
Aaron’s, Inc.	1,701	75,303
Abercrombie & Fitch Co., Class A	1,833	23,352
American Eagle Outfitters, Inc.	4,354	52,030
America’s Car-Mart, Inc.*	201	7,718
Asbury Automotive Group, Inc.*	503	27,087
Ascena Retail Group, Inc.*	4,628	9,441
At Home Group, Inc.*	136	3,332
Barnes & Noble Education, Inc.*	1,027	5,320
Barnes & Noble, Inc.	1,596	12,369
Big 5 Sporting Goods Corp.	563	4,307
Boot Barn Holdings, Inc.*	328	2,657
Buckle, Inc. (The)	771	10,910
Build-A-Bear Workshop, Inc.*	365	3,358
Caleres, Inc.	1,129	30,460
Camping World Holdings, Inc., Class A	328	12,054
Carvana Co.*	406	7,247
Cato Corp. (The), Class A	648	8,528
Chico’s FAS, Inc.	3,451	26,504
Children’s Place, Inc. (The)	462	49,041
Citi Trends, Inc.	389	7,053
Conn’s, Inc.*	492	8,536
Container Store Group, Inc. (The)*	429	1,742
DSW, Inc., Class A	1,763	32,668
Express, Inc.*	2,069	13,179
Finish Line, Inc. (The), Class A	1,066	8,880
Five Below, Inc.*	1,449	68,929
Francesca’s Holdings Corp.*	989	7,180
Genesco, Inc.*	513	10,850
GNC Holdings, Inc., Class A	1,819	15,098
Group 1 Automotive, Inc.	547	32,831
Guess?, Inc.	1,608	25,053
Haverty Furniture Cos., Inc.	505	11,842
Hibbett Sports, Inc.*	572	7,036
J. Jill, Inc.*	316	3,068
Kirkland’s, Inc.*	410	4,727
Lithia Motors, Inc., Class A	625	67,500
Lumber Liquidators Holdings, Inc.*	754	28,298
MarineMax, Inc.*	675	10,901
Monro, Inc.	851	40,593
Office Depot, Inc.	13,740	58,945
Party City Holdco, Inc.*	737	10,281
Pier 1 Imports, Inc.	2,168	9,084
Rent-A-Center, Inc.	1,149	13,903
Restoration Hardware Holdings, Inc.*	916	42,860
Select Comfort Corp.*	1,102	32,542
Shoe Carnival, Inc.	313	6,281
Sonic Automotive, Inc., Class A	716	12,960
Sportsman’s Warehouse Holdings, Inc.*	971	4,030
Tailored Brands, Inc.	1,317	15,567
Tile Shop Holdings, Inc.	912	13,726
Tilly’s, Inc., Class A	347	3,820
Vitamin Shoppe, Inc.*	573	3,065

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
West Marine, Inc.	502	6,511
Winmark Corp.	63	8,306
Zumiez, Inc.*	493	6,138
		1,025,001
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	2,932	36,826
Avid Technology, Inc.*	896	3,952
CPI Card Group, Inc.	547	525
Cray, Inc.*	1,077	20,302
Diebold Nixdorf, Inc.	2,029	41,493
Eastman Kodak Co.*	443	3,433
Electronics For Imaging, Inc.*	1,243	44,201
Immersion Corp.*	781	5,717
Intevac, Inc.*	522	4,750
Pure Storage, Inc., Class A*	2,497	37,180
Quantum Corp.*	751	4,138
Stratasys Ltd.*	1,341	30,012
Super Micro Computer, Inc.*	1,045	27,823
USA Technologies, Inc.*	1,045	5,695
		266,047
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	783	44,858
Crocs, Inc.*	1,985	17,726
Culp, Inc.	291	8,439
Deckers Outdoor Corp.*	848	54,187
Delta Apparel, Inc.*	185	3,630
Fossil Group, Inc.*	1,145	9,492
G-III Apparel Group Ltd.*	1,162	31,955
Iconix Brand Group, Inc.*	1,343	7,507
Movado Group, Inc.	407	11,294
Oxford Industries, Inc.	442	25,552
Perry Ellis International, Inc.*	343	7,488
Sequential Brands Group, Inc.*	1,065	3,248
Steven Madden Ltd.*	1,586	67,246
Superior Uniform Group, Inc.	226	4,977
Unifi, Inc.*	412	12,805
Vera Bradley, Inc.*	540	4,882
Wolverine World Wide, Inc.	2,531	66,565
		381,851
Thrifts & Mortgage Finance - 1.1%
ASB Bancorp, Inc.*	76	3,371
Astoria Financial Corp.	2,496	48,897
Bank Mutual Corp.	1,137	10,404
BankFinancial Corp.	389	6,240
Bear State Financial, Inc.	557	5,726
Beneficial Bancorp, Inc.	1,857	27,762
BofI Holding, Inc.*	1,609	42,655
Capitol Federal Financial, Inc.	3,447	47,293
Charter Financial Corp.	330	5,366
Clifton Bancorp, Inc.	549	8,647
Dime Community Bancshares, Inc.	850	16,107
Entegra Financial Corp.*	169	3,921
ESSA Bancorp, Inc.	238	3,594
Essent Group Ltd.*	2,071	80,935
Federal Agricultural Mortgage Corp., Class C	236	16,076
First Defiance Financial Corp.	266	13,023
Flagstar Bancorp, Inc.*	572	18,773
Greene County Bancorp, Inc.	81	1,891
Hingham Institution for Savings	35	6,440
Home Bancorp, Inc.	158	6,380
HomeStreet, Inc.*	776	19,594
Impac Mortgage Holdings, Inc.*	284	3,769
Kearny Financial Corp.	2,279	32,248
LendingTree, Inc.*	171	39,492
Malvern Bancorp, Inc.*	173	4,117
Meridian Bancorp, Inc.	1,284	22,598
Meta Financial Group, Inc.	241	16,942
MGIC Investment Corp.*	9,935	113,756
Nationstar Mortgage Holdings, Inc.*	785	13,518
NMI Holdings, Inc., Class A*	1,530	16,600
Northfield Bancorp, Inc.	1,154	18,591
Northwest Bancshares, Inc.	2,539	39,177
OceanFirst Financial Corp.	845	21,091
Oconee Federal Financial Corp.	33	928
Ocwen Financial Corp.*	2,838	8,315
Oritani Financial Corp.	1,062	17,045
PCSB Financial Corp.*	486	8,223
PennyMac Financial Services, Inc., Class A*	426	7,242
PHH Corp.*	1,415	20,093
Provident Bancorp, Inc.*	117	2,387
Provident Financial Holdings, Inc.	165	3,125
Provident Financial Services, Inc.	1,654	41,102
Prudential Bancorp, Inc.	217	4,004
Radian Group, Inc.	5,813	101,727
Riverview Bancorp, Inc.	515	4,135
SI Financial Group, Inc.	301	4,395
Southern Missouri Bancorp, Inc.	159	5,161
Territorial Bancorp, Inc.	208	6,288
Timberland Bancorp, Inc.	166	4,600
TrustCo Bank Corp.	2,479	19,584
United Community Financial Corp.	1,313	11,935
United Financial Bancorp, Inc.	1,357	23,503
Walker & Dunlop, Inc.*	744	35,853
Washington Federal, Inc.	2,399	74,969
Waterstone Financial, Inc.	685	12,090
Western New England Bancorp, Inc.	742	7,383
WSFS Financial Corp.	810	36,207
		1,195,288
Tobacco - 0.1%
Turning Point Brands, Inc.*	135	2,322
Universal Corp.	663	37,923
Vector Group Ltd.	2,508	54,173
		94,418
Trading Companies & Distributors - 0.6%
Aircastle Ltd.	1,277	28,630
Applied Industrial Technologies, Inc.	1,029	58,653
Beacon Roofing Supply, Inc.*	1,621	76,349
BMC Stock Holdings, Inc.*	1,756	35,647
CAI International, Inc.*	414	12,830
DXP Enterprises, Inc.*	424	11,486
EnviroStar, Inc.	94	3,107
Foundation Building Materials, Inc.*	347	4,532
GATX Corp.	1,047	63,427
GMS, Inc.*	632	20,338
H&E Equipment Services, Inc.	845	19,891
Herc Holdings, Inc.*	650	27,443
Huttig Building Products, Inc.*	639	3,642
Kaman Corp.	722	35,407
Lawson Products, Inc.*	173	4,126
MRC Global, Inc.*	2,397	37,801
Neff Corp., Class A*	216	5,389
Nexeo Solutions, Inc.*	704	5,048
NOW, Inc.*	2,870	33,464
Rush Enterprises, Inc., Class A*	798	32,710
Rush Enterprises, Inc., Class B*	143	5,508
SiteOne Landscape Supply, Inc.*	911	45,769
Textainer Group Holdings Ltd.*	727	12,904
Titan Machinery, Inc.*	497	6,411
Triton International Ltd.*	1,165	43,012
Veritiv Corp.*	308	8,624
Willis Lease Finance Corp.*	93	2,214
		644,362
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	1,495	12,558

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Water Utilities - 0.2%
American States Water Co.	974	48,018
AquaVenture Holdings Ltd.*	310	4,700
Artesian Resources Corp., Class A	211	7,826
Cadiz, Inc.*	560	6,832
California Water Service Group	1,289	48,273
Connecticut Water Service, Inc.	297	16,109
Consolidated Water Co. Ltd.	392	4,684
Global Water Resources, Inc.	273	2,615
Middlesex Water Co.	426	16,180
Pure Cycle Corp.*	459	3,328
SJW Group	440	24,420
York Water Co. (The)	344	11,318
		194,303
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	975	20,075
Shenandoah Telecommunications Co.	1,246	44,918
Spok Holdings, Inc.	546	9,146
		74,139
TOTAL COMMON STOCKS (Cost $57,283,253)		51,514,031

	No. of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(c)(d)	4,673	5,187
Tobira Therapeutics, Inc., CVR*(c)(d)	218	—
		5,187
Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR, at $4.70*(c)(d)	363	—

TOTAL RIGHTS (Cost $—)		5,187

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 11.1%

REPURCHASE AGREEMENT(e) - 11.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $12,397,962 (Cost $12,397,623)
	12,397,623	12,397,623
Total Investments - 57.3% (Cost $69,680,876)		63,916,841
Other Assets Less Liabilities - 42.7%		47,626,740
Net assets - 100.0%		111,543,581

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $13,879,527.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of August 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2017 amounted to $5,787, which represents approximately 0.01% of net assets of the Fund.

(d)	Illiquid security.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights — No defined expiration

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,579,032
Aggregate gross unrealized depreciation	(7,066,459)
Net unrealized appreciation	$41,512,573
Federal income tax cost	$69,737,485

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Russell 2000 E-Mini Index	157	9/15/2017	USD	$11,031,605	$251,637

Cash collateral in the amount of $578,545 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	1,274,894	$13,384,152	1/8/2018	Bank of America NA	0.93%	Russell 2000® Index	$12,781,393
USD	60,064,145	60,251,870	11/6/2018	Citibank NA	1.00%	Russell 2000® Index	248,455
USD	16,559,453	24,516,714	1/8/2018	Credit Suisse International	0.98%	Russell 2000® Index	8,449,328
USD	356,276	426,680	11/6/2017	Goldman Sachs International	1.00%	iShares® Russell 2000 ETF	69,123
USD	7,616,963	14,161,631	1/8/2018	Goldman Sachs International	1.35%	Russell 2000® Index	6,922,011
USD	1,321,935	1,575,554	11/6/2018	Morgan Stanley & Co. International plc	0.73%	iShares® Russell 2000 ETF	249,140
USD	12,650,583	19,653,556	1/8/2018	Morgan Stanley & Co. International plc	0.98%	Russell 2000® Index	7,336,710
USD	84,562,433	93,219,422	11/6/2017	Societe Generale	1.33%	Russell 2000® Index	9,041,497
USD	43,254,615	44,886,285	11/6/2018	UBS AG	1.23%	Russell 2000® Index	1,983,923
USD	227,661,297	$272,075,864					$47,081,580

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 64.0%

Chemicals - 53.0%
AdvanSix, Inc.*	1,816	57,985
Air Products & Chemicals, Inc.	12,994	1,888,938
Albemarle Corp.	6,610	768,479
Ashland Global Holdings, Inc.	3,714	230,454
Axalta Coating Systems Ltd.*	13,003	383,848
Cabot Corp.	3,728	196,391
Celanese Corp., Series A	8,322	807,400
CF Industries Holdings, Inc.	13,913	403,338
Chemours Co. (The)	11,008	540,163
Dow Chemical Co. (The)	133,608	8,904,973
Eastman Chemical Co.	8,703	750,199
Ecolab, Inc.	15,579	2,076,681
FMC Corp.	7,997	689,501
GCP Applied Technologies, Inc.*	4,265	120,486
HB Fuller Co.	3,015	151,323
Huntsman Corp.	11,875	315,519
Ingevity Corp.*	2,512	158,181
International Flavors & Fragrances, Inc.	4,713	644,974
LyondellBasell Industries NV, Class A	19,712	1,785,710
Minerals Technologies, Inc.	2,094	134,016
Monsanto Co.	26,187	3,069,116
Mosaic Co. (The)	20,948	418,541
NewMarket Corp.	552	231,017
Olin Corp.	9,901	319,109
Platform Specialty Products Corp.*	12,980	151,606
PolyOne Corp.	4,879	176,327
PPG Industries, Inc.	15,289	1,594,948
Praxair, Inc.	17,059	2,243,941
RPM International, Inc.	7,972	390,389
Scotts Miracle-Gro Co. (The)	2,630	251,402
Sensient Technologies Corp.	2,641	190,548
Valvoline, Inc.	2	43
Westlake Chemical Corp.	2,233	171,740
WR Grace & Co.	4,079	291,567
		30,508,853
Metals & Mining - 10.3%
Alcoa Corp.*	8,794	385,881
Allegheny Technologies, Inc.*	6,494	135,270
Carpenter Technology Corp.	2,789	113,038
Commercial Metals Co.	6,910	130,530
Compass Minerals International, Inc.	2,018	134,802
Freeport-McMoRan, Inc.*	79,435	1,174,049
Newmont Mining Corp.	31,822	1,220,055
Nucor Corp.	19,041	1,049,350
Reliance Steel & Aluminum Co.	4,349	314,955
Royal Gold, Inc.	3,900	363,792
Steel Dynamics, Inc.	14,429	497,079
United States Steel Corp.	10,424	277,383
Worthington Industries, Inc.	2,622	130,995
		5,927,179
Oil, Gas & Consumable Fuels - 0.3%
CONSOL Energy, Inc.*	10,571	153,808

Paper & Forest Products - 0.4%
Domtar Corp.	3,735	151,043
KapStone Paper and Packaging Corp.	5,256	117,577
		268,620
TOTAL COMMON STOCKS (Cost $36,138,577)		36,858,460

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 4.5%

REPURCHASE AGREEMENT(b) - 4.5%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $2,564,040 (Cost $2,563,970)	2,563,970	2,563,970

Total Investments - 68.5% (Cost $38,702,547)		39,422,430
Other Assets Less Liabilities - 31.5%		18,161,827
Net assets - 100.0%		57,584,257

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $15,499,152.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,844,130
Aggregate gross unrealized depreciation	(2,815,616)
Net unrealized appreciation	$17,028,514
Federal income tax cost	$40,019,176

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	5,330,654	$8,199,129	11/6/2017	Bank of America NA	1.07%	iShares® U.S. Basic Materials ETF	$2,781,098
USD	9,628,429	12,517,657	11/6/2017	Bank of America NA	1.33%	Dow Jones U.S. Basic MaterialsSM Index	3,087,890
USD	1,390,278	1,671,708	11/6/2017	Citibank NA	1.50%	Dow Jones U.S. Basic MaterialsSM Index	296,922
USD	14,425,627	21,882,450	1/8/2018	Credit Suisse International	1.53%	Dow Jones U.S. Basic MaterialsSM Index	7,925,072
USD	292,119	371,170	11/6/2017	Goldman Sachs International	1.70%	Dow Jones U.S. Basic MaterialsSM Index	85,247
USD	423,785	521,393	1/8/2018	Goldman Sachs International	1.23%	iShares® U.S. Basic Materials ETF	94,230
USD	625,130	785,591	11/6/2017	Morgan Stanley & Co. International plc	1.53%	Dow Jones U.S. Basic MaterialsSM Index	176,601
USD	14,176,466	14,606,128	11/6/2017	Morgan Stanley & Co. International plc	1.08%	iShares® U.S. Basic Materials ETF	386,838
USD	4,259,323	5,431,882	11/6/2017	Societe Generale	1.63%	Dow Jones U.S. Basic MaterialsSM Index	1,283,851
USD	10,867,640	12,247,722	11/6/2017	UBS AG	1.58%	Dow Jones U.S. Basic MaterialsSM Index	1,507,511
USD	61,419,451	$78,234,830					$17,625,260

(1)         Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)         Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                               U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 72.9%

Biotechnology - 61.3%
ACADIA Pharmaceuticals, Inc.*	62,769	2,235,204
Acceleron Pharma, Inc.*	19,862	769,851
Achillion Pharmaceuticals, Inc.*	70,318	359,325
Acorda Therapeutics, Inc.*	23,998	499,158
Adamas Pharmaceuticals, Inc.*	11,501	240,831
Aduro Biotech, Inc.*	35,958	436,890
Agios Pharmaceuticals, Inc.*	24,791	1,568,279
Aimmune Therapeutics, Inc.*	25,889	556,613
Akebia Therapeutics, Inc.*	24,204	405,175
Alder Biopharmaceuticals, Inc.*	34,767	340,717
Alexion Pharmaceuticals, Inc.*	115,652	16,470,001
Alkermes plc*	78,787	4,000,804
Alnylam Pharmaceuticals, Inc.*	46,901	4,020,823
AMAG Pharmaceuticals, Inc.*	18,024	301,001
Amarin Corp. plc, ADR*	135,499	459,342
Amgen, Inc.	161,092	28,637,325
Amicus Therapeutics, Inc.*	82,877	1,155,305
Aquinox Pharmaceuticals, Inc.*	12,046	175,992
Ardelyx, Inc.*	24,373	125,521
Arena Pharmaceuticals, Inc.*	19,655	455,605
Array BioPharma, Inc.*	87,843	850,320
Arrowhead Pharmaceuticals, Inc.*	38,456	107,677
Atara Biotherapeutics, Inc.*	14,971	235,793
Audentes Therapeutics, Inc.*	14,261	299,338
Avexis, Inc.*	16,409	1,531,780
BeiGene Ltd., ADR*	11,458	789,685
Bellicum Pharmaceuticals, Inc.*	17,025	184,381
BioCryst Pharmaceuticals, Inc.*	41,360	210,936
Biogen, Inc.*	100,932	31,951,034
BioMarin Pharmaceutical, Inc.*	89,743	8,093,921
Bluebird Bio, Inc.*	23,431	2,925,360
Blueprint Medicines Corp.*	20,067	1,088,033
Celgene Corp.*	218,582	30,367,597
Celldex Therapeutics, Inc.*	64,340	158,276
ChemoCentryx, Inc.*	24,775	171,938
China Biologic Products Holdings, Inc.*	13,989	1,363,927
Clovis Oncology, Inc.*	23,027	1,751,664
Coherus Biosciences, Inc.*	26,377	381,148
Curis, Inc.*	73,941	150,840
Cytokinetics, Inc.*	25,890	384,466
DBV Technologies SA, ADR*	12,540	553,766
Eagle Pharmaceuticals, Inc.*	7,867	429,224
Editas Medicine, Inc.*	21,265	448,904
Enanta Pharmaceuticals, Inc.*	9,814	420,628
Epizyme, Inc.*	30,013	520,726
Esperion Therapeutics, Inc.*	13,158	650,268
Exelixis, Inc.*	150,441	4,398,895
FibroGen, Inc.*	40,560	1,954,992
Five Prime Therapeutics, Inc.*	14,804	502,152
Flexion Therapeutics, Inc.*	16,334	419,784
Foundation Medicine, Inc.*	18,330	738,699
Genomic Health, Inc.*	17,663	559,917
Geron Corp.*	81,863	177,643
Gilead Sciences, Inc.	385,390	32,260,997
Global Blood Therapeutics, Inc.*	22,430	681,872
Grifols SA, ADR	74,751	1,543,608
Halozyme Therapeutics, Inc.*	72,682	945,593
Immunomedics, Inc.*	56,670	716,309
Incyte Corp.*	96,683	13,285,211
Inovio Pharmaceuticals, Inc.*	46,318	275,129
Insmed, Inc.*	31,972	397,092
Insys Therapeutics, Inc.*	37,094	339,039
Intellia Therapeutics, Inc.*	18,531	389,707
Intercept Pharmaceuticals, Inc.*	12,862	1,499,838
Ionis Pharmaceuticals, Inc.*	63,757	3,418,650
Iovance Biotherapeutics, Inc.*	32,066	184,379
Ironwood Pharmaceuticals, Inc.*	68,948	1,099,721
Juno Therapeutics, Inc.*	54,570	2,252,104
Karyopharm Therapeutics, Inc.*	24,214	247,467
Kite Pharma, Inc.*	29,081	5,176,127
Lexicon Pharmaceuticals, Inc.*	54,121	819,392
Ligand Pharmaceuticals, Inc.*	10,796	1,391,281
Loxo Oncology, Inc.*	15,069	1,256,755
MacroGenics, Inc.*	18,007	340,512
MediciNova, Inc.*	17,764	96,281
Merrimack Pharmaceuticals, Inc.	68,108	92,627
Minerva Neurosciences, Inc.*	21,450	129,772
Momenta Pharmaceuticals, Inc.*	38,158	642,962
Myriad Genetics, Inc.*	35,034	1,068,187
NantKwest, Inc.*	42,253	263,236
Neurocrine Biosciences, Inc.*	45,298	2,563,867
NewLink Genetics Corp.*	15,030	122,044
Novavax, Inc.*	145,352	152,620
OncoMed Pharmaceuticals, Inc.*	19,350	96,169
Ophthotech Corp.*	18,438	57,158
OPKO Health, Inc.*	287,697	1,841,261
Organovo Holdings, Inc.*	53,700	111,696
Otonomy, Inc.*	15,561	56,020
PDL BioPharma, Inc.*	82,795	258,320
Portola Pharmaceuticals, Inc.*	29,325	1,860,671
Progenics Pharmaceuticals, Inc.*	36,115	243,054
Prothena Corp. plc*	19,553	1,201,336
PTC Therapeutics, Inc.*	21,213	440,170
Radius Health, Inc.*	22,309	839,488
Regeneron Pharmaceuticals, Inc.*	52,283	25,979,423
REGENXBIO, Inc.*	15,852	360,633
Repligen Corp.*	17,528	765,448
Retrophin, Inc.*	19,634	479,070
Rigel Pharmaceuticals, Inc.*	62,969	160,571
Sage Therapeutics, Inc.*	19,207	1,579,776
Sangamo Therapeutics, Inc.*	42,932	573,142
Sarepta Therapeutics, Inc.*	32,172	1,296,210
Seattle Genetics, Inc.*	73,401	3,855,755
Seres Therapeutics, Inc.*	20,771	291,417
Shire plc, ADR	40,287	6,018,475
Spark Therapeutics, Inc.*	18,768	1,545,169
Spectrum Pharmaceuticals, Inc.*	41,355	403,625
Synergy Pharmaceuticals, Inc.*	115,693	344,765
TESARO, Inc.*	27,702	3,577,436
Trevena, Inc.*	29,985	71,964
Ultragenyx Pharmaceutical, Inc.*	21,761	1,241,683
United Therapeutics Corp.*	23,174	3,031,159
Vanda Pharmaceuticals, Inc.*	22,914	394,121
Versartis, Inc.*	18,108	344,052
Vertex Pharmaceuticals, Inc.*	101,165	16,241,029
XBiotech, Inc.*	18,151	92,933
Xencor, Inc.*	24,021	519,334
		307,812,386
Health Care Equipment & Supplies - 0.2%
Cerus Corp.*	53,930	126,736
Novocure Ltd.*	45,335	929,367
		1,056,103
Health Care Technology - 0.1%
NantHealth, Inc.*	62,574	173,330

Life Sciences Tools & Services - 5.4%
Bio-Techne Corp.	19,200	2,376,576
Compugen Ltd.*	26,298	80,209
Illumina, Inc.*	70,501	14,414,635
INC Research Holdings, Inc., Class A*	53,026	3,112,626
Luminex Corp.	22,591	436,684
NanoString Technologies, Inc.*	12,931	199,784
Pacific Biosciences of California, Inc.*	59,415	294,104
PRA Health Sciences, Inc.*	32,129	2,486,785

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
QIAGEN NV*	117,084	3,766,592
		27,167,995
Pharmaceuticals - 5.9%
Aerie Pharmaceuticals, Inc.*	18,017	1,033,275
Amphastar Pharmaceuticals, Inc.*	23,524	376,619
ANI Pharmaceuticals, Inc.*	5,986	287,328
Aralez Pharmaceuticals, Inc.*	33,866	41,317
Aratana Therapeutics, Inc.*	21,787	124,404
Avadel Pharmaceuticals plc, ADR*	20,793	191,296
Cempra, Inc.*	27,002	82,356
Clearside Biomedical, Inc.*	13,012	90,954
Collegium Pharmaceutical, Inc.*	15,151	152,116
Depomed, Inc.*	32,064	194,949
Dermira, Inc.*	21,356	503,788
Endo International plc*	114,747	1,008,626
Foamix Pharmaceuticals Ltd.*	19,146	98,793
GW Pharmaceuticals plc, ADR*	12,045	1,274,602
Horizon Pharma plc*	83,681	1,144,756
Impax Laboratories, Inc.*	37,905	820,643
Innoviva, Inc.*	56,243	789,652
Intra-Cellular Therapies, Inc.*	22,330	411,989
Jazz Pharmaceuticals plc*	30,871	4,610,893
Medicines Co. (The)*	37,116	1,361,786
Mylan NV*	275,659	8,677,745
Nektar Therapeutics*	79,794	1,678,068
Omeros Corp.*	22,598	462,581
Pacira Pharmaceuticals, Inc.*	20,622	785,698
Paratek Pharmaceuticals, Inc.*	14,137	398,663
Revance Therapeutics, Inc.*	15,570	382,243
Sucampo Pharmaceuticals, Inc., Class A*	23,899	280,813
Supernus Pharmaceuticals, Inc.*	25,859	1,184,342
Teligent, Inc.*	27,375	189,161
Theravance Biopharma, Inc.*	27,443	896,563
Zogenix, Inc.*	12,762	151,230
		29,687,249
TOTAL COMMON STOCKS (Cost $374,668,330)		365,897,063

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 19.4%

REPURCHASE AGREEMENT(b) - 19.4%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $97,549,892 (Cost $97,547,224)	97,547,224	97,547,224

Total Investments - 92.3% (Cost $472,215,554)		463,444,287
Other Assets Less Liabilities - 7.7%		38,720,303
Net assets - 100.0%		502,164,590

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $81,051,794.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                                             American Depositary Receipt

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,083,039
Aggregate gross unrealized depreciation	(55,175,332)
Net unrealized appreciation	$24,907,707
Federal income tax cost	$475,377,730

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	121,945,678	$142,752,240	11/6/2018	Bank of America NA	0.85%	iShares® Nasdaq Biotechnology ETF	$20,408,911
USD	197,122,402	191,636,269	11/6/2017	Bank of America NA	1.28%	NASDAQ Biotechnology Index®	(6,250,195)
USD	26,531,591	24,824,683	11/6/2017	Citibank NA	1.35%	NASDAQ Biotechnology Index®	(1,915,241)
USD	61,011,286	71,317,934	11/6/2017	Credit Suisse International	1.43%	NASDAQ Biotechnology Index®	9,926,057
USD	5,443,940	6,999,892	1/8/2018	Goldman Sachs International	1.70%	NASDAQ Biotechnology Index®	1,501,467
USD	13,287,066	13,963,307	11/6/2018	Morgan Stanley & Co. International plc	1.33%	NASDAQ Biotechnology Index®	668,863
USD	12,453,604	14,478,322	11/6/2017	Morgan Stanley & Co. International plc	0.83%	iShares® Nasdaq Biotechnology ETF	1,966,507
USD	121,120,111	130,070,049	11/6/2017	Societe Generale	1.48%	NASDAQ Biotechnology Index®	8,763,487
USD	39,840,638	41,643,146	11/6/2017	UBS AG	1.23%	NASDAQ Biotechnology Index®	1,771,294
USD	598,756,316	$637,685,842					$36,841,150

(1)         Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)         Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                               U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 69.2%

Auto Components - 2.7%
Adient plc	422	29,827
Autoliv, Inc.	399	43,339
BorgWarner, Inc.	899	41,723
Cooper Tire & Rubber Co.	237	7,963
Dana, Inc.	650	15,645
Delphi Automotive plc	1,205	116,162
Gentex Corp.	1,295	23,660
Goodyear Tire & Rubber Co. (The)	1,136	34,421
Lear Corp.	309	46,208
Tenneco, Inc.	244	13,225
Visteon Corp.*	143	16,508
		388,681
Automobiles - 4.8%
Ford Motor Co.	17,618	194,327
General Motors Co.	6,186	226,036
Harley-Davidson, Inc.	788	37,044
Tesla, Inc.*	568	202,151
Thor Industries, Inc.	216	23,466
		683,024
Beverages - 13.9%
Brown-Forman Corp., Class A	258	14,350
Brown-Forman Corp., Class B	796	42,220
Coca-Cola Co. (The)	17,321	788,972
Constellation Brands, Inc., Class A	773	154,677
Dr Pepper Snapple Group, Inc.	829	75,480
Molson Coors Brewing Co., Class B	831	74,582
Monster Beverage Corp.*	1,814	101,258
PepsiCo, Inc.	6,433	744,491
		1,996,030
Commercial Services & Supplies - 0.1%
Herman Miller, Inc.	269	9,052
HNI Corp.	199	7,293
		16,345
Distributors - 0.8%
Genuine Parts Co.	664	54,999
LKQ Corp.*	1,388	48,094
Pool Corp.	185	18,443
		121,536
Diversified Financial Services - 0.2%
Leucadia National Corp.	1,458	34,526
Food Products - 10.3%
Archer-Daniels-Midland Co.	2,569	106,151
B&G Foods, Inc.	301	9,180
Bunge Ltd.	630	47,017
Campbell Soup Co.	865	39,963
Conagra Brands, Inc.	1,821	59,110
Darling Ingredients, Inc.*	741	12,893
Dean Foods Co.	408	4,488
Flowers Foods, Inc.	831	14,434
General Mills, Inc.	2,597	138,316
Hain Celestial Group, Inc. (The)*	466	18,743
Hershey Co. (The)	632	66,309
Hormel Foods Corp.	1,213	37,288
Ingredion, Inc.	323	39,994
JM Smucker Co. (The)	526	55,104
Kellogg Co.	1,135	74,297
Kraft Heinz Co. (The)	2,687	216,975
Lamb Weston Holdings, Inc.	624	28,380
Lancaster Colony Corp.	87	10,133
McCormick & Co., Inc. (Non-Voting)	510	48,516
Mondelez International, Inc., Class A	6,836	277,952
Pinnacle Foods, Inc.	535	31,731
Post Holdings, Inc.*	300	25,539
Snyder’s-Lance, Inc.	388	13,782
TreeHouse Foods, Inc.*	255	17,082
Tyson Foods, Inc., Class A	1,297	82,100
		1,475,477
Household Durables - 3.6%
CalAtlantic Group, Inc.	345	11,989
DR Horton, Inc.	1,538	55,599
Helen of Troy Ltd.*	120	10,836
Leggett & Platt, Inc.	598	27,490
Lennar Corp., Class A	916	47,412
Lennar Corp., Class B	43	1,850
Mohawk Industries, Inc.*	284	71,886
Newell Brands, Inc.	2,175	105,009
NVR, Inc.*	15	40,813
PulteGroup, Inc.	1,278	32,998
Tempur Sealy International, Inc.*	209	12,937
Toll Brothers, Inc.	668	26,025
Tupperware Brands Corp.	230	13,310
Whirlpool Corp.	334	57,321
		515,475
Household Products - 11.9%
Church & Dwight Co., Inc.	1,124	56,391
Clorox Co. (The)	579	80,209
Colgate-Palmolive Co.	3,978	284,984
Energizer Holdings, Inc.	279	12,318
Kimberly-Clark Corp.	1,600	197,264
Procter & Gamble Co. (The)	11,521	1,063,043
Spectrum Brands Holdings, Inc.	109	11,985
		1,706,194
Leisure Products - 0.9%
Brunswick Corp.	402	21,097
Hasbro, Inc.	505	49,616
Mattel, Inc.	1,543	25,028
Polaris Industries, Inc.	266	24,799
Vista Outdoor, Inc.*	256	5,248
		125,788
Machinery - 1.4%
Middleby Corp. (The)*	259	31,520
Snap-on, Inc.	261	38,516
Stanley Black & Decker, Inc.	688	99,072
WABCO Holdings, Inc.*	227	32,602
		201,710
Personal Products - 1.2%
Avon Products, Inc.*	1,981	4,933
Edgewell Personal Care Co.*	258	19,592
Estee Lauder Cos., Inc. (The), Class A	1,010	108,060
Herbalife Ltd.*	316	21,807
Nu Skin Enterprises, Inc., Class A	224	13,626
		168,018
Software - 2.9%
Activision Blizzard, Inc.	3,125	204,875
Electronic Arts, Inc.*	1,396	169,614
Take-Two Interactive Software, Inc.*	468	45,766
		420,255
Textiles, Apparel & Luxury Goods - 5.0%
Carter’s, Inc.	219	18,989
Coach, Inc.	1,267	52,834
Deckers Outdoor Corp.*	144	9,202
Fossil Group, Inc.*	191	1,583
G-III Apparel Group Ltd.*	197	5,418
Hanesbrands, Inc.	1,640	39,786
Lululemon Athletica, Inc.*	480	27,624
Michael Kors Holdings Ltd.*	703	29,681
NIKE, Inc., Class B	5,969	315,223
PVH Corp.	352	44,313
Ralph Lauren Corp.	247	21,709
Skechers U.S.A., Inc., Class A*	604	15,964
Steven Madden Ltd.*	241	10,218
Under Armour, Inc., Class A*	831	13,421
Under Armour, Inc., Class C*	829	12,518
VF Corp.	1,443	90,721

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Wolverine World Wide, Inc.	435	11,441
		720,645
Tobacco - 9.5%
Altria Group, Inc.	8,703	551,770
Philip Morris International, Inc.	6,997	818,159
		1,369,929
TOTAL COMMON STOCKS (Cost $10,439,399)		9,943,633

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 6.2%

REPURCHASE AGREEMENT(b) - 6.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $896,875 (Cost $896,851)	896,851	896,851

Total Investments - 75.4% (Cost $11,336,250)		10,840,484
Other Assets Less Liabilities - 24.6%		3,537,578
Net assets - 100.0%		14,378,062

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,492,551.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,926,103
Aggregate gross unrealized depreciation	(547,138)
Net unrealized appreciation	$2,378,965
Federal income tax cost	$11,352,468

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	2,275,684	$2,412,861	1/8/2018	Bank of America NA	1.12%	iShares® U.S. Consumer Goods ETF	$124,052
USD	3,556,428	3,880,135	1/8/2018	Bank of America NA	1.43%	Dow Jones U.S. Consumer GoodsSM Index	381,609
USD	4,627,838	5,363,606	1/8/2018	Citibank NA	1.50%	Dow Jones U.S. Consumer GoodsSM Index	872,654
USD	455,782	474,323	11/6/2017	Credit Suisse International	1.53%	Dow Jones U.S. Consumer GoodsSM Index	24,848
USD	(223,657)	609,805	1/8/2018	Deutsche Bank AG	1.30%	Dow Jones U.S. Consumer GoodsSM Index	907,163
USD	552,784	655,766	11/6/2017	Goldman Sachs International	1.70%	Dow Jones U.S. Consumer GoodsSM Index	117,426
USD	533,840	576,081	11/6/2017	Morgan Stanley & Co. International plc	1.13%	Dow Jones U.S. Consumer GoodsSM Index	50,018
USD	2,310,335	2,550,164	11/6/2018	Morgan Stanley & Co. International plc	0.68%	iShares® U.S. Consumer Goods ETF	233,143
USD	645,022	765,326	1/8/2018	Societe Generale	1.63%	Dow Jones U.S. Consumer GoodsSM Index	137,898
USD	1,502,838	1,536,294	11/6/2018	UBS AG	1.58%	Dow Jones U.S. Consumer GoodsSM Index	42,138
USD	16,236,894	$18,824,361					$2,890,949

(1)         Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)         Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                               U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 70.5%

Airlines - 2.9%
Alaska Air Group, Inc.	565	42,183
Allegiant Travel Co.	61	7,198
American Airlines Group, Inc.	2,251	100,710
Delta Air Lines, Inc.	3,366	158,842
JetBlue Airways Corp.*	1,527	30,250
Southwest Airlines Co.	2,765	144,167
Spirit Airlines, Inc.*	318	10,828
United Continental Holdings, Inc.*	1,288	79,804
		573,982
Commercial Services & Supplies - 0.4%
Copart, Inc.*	936	30,598
KAR Auction Services, Inc.	628	28,316
Rollins, Inc.	438	19,452
		78,366
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.	261	8,926
Bright Horizons Family Solutions, Inc.*	228	18,224
Graham Holdings Co., Class B	21	12,331
Grand Canyon Education, Inc.*	220	18,051
H&R Block, Inc.	947	25,323
Houghton Mifflin Harcourt Co.*	468	4,774
Service Corp. International	860	30,392
ServiceMaster Global Holdings, Inc.*	612	28,837
Sotheby’s*	210	9,423
		156,281
Electronic Equipment, Instruments & Components - 0.1%
Dolby Laboratories, Inc., Class A	265	13,372

Food & Staples Retailing - 8.8%
Casey’s General Stores, Inc.	178	18,765
Costco Wholesale Corp.	2,005	314,264
CVS Health Corp.	4,657	360,172
Kroger Co. (The)	4,174	91,285
Rite Aid Corp.*	4,817	11,657
Sprouts Farmers Market, Inc.*	591	11,785
Sysco Corp.	2,253	118,666
United Natural Foods, Inc.*	231	8,027
Walgreens Boots Alliance, Inc.	3,905	318,257
Wal-Mart Stores, Inc.	6,755	527,363
		1,780,241
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	759	60,910
Cardinal Health, Inc.	1,443	97,345
Chemed Corp.	73	14,402
McKesson Corp.	964	143,935
VCA, Inc.*	371	34,488
		351,080
Hotels, Restaurants & Leisure - 11.0%
Aramark	1,116	45,410
Bloomin’ Brands, Inc.	458	7,791
Brinker International, Inc.	223	6,962
Buffalo Wild Wings, Inc.*	73	7,501
Carnival Corp.	1,914	132,985
Cheesecake Factory, Inc. (The)	202	8,369
Chipotle Mexican Grill, Inc.*	130	41,172
Choice Hotels International, Inc.	165	10,238
Cracker Barrel Old Country Store, Inc.	111	16,501
Darden Restaurants, Inc.	569	46,709
Domino’s Pizza, Inc.	221	40,279
Dunkin’ Brands Group, Inc.	420	21,655
Hilton Grand Vacations, Inc.*	295	10,694
Hilton Worldwide Holdings, Inc.	936	60,213
Hyatt Hotels Corp., Class A*	218	12,973
Jack in the Box, Inc.	135	12,639
Las Vegas Sands Corp.	1,667	103,704
Marriott International, Inc., Class A	1,420	147,084
Marriott Vacations Worldwide Corp.	113	13,149
McDonald’s Corp.	3,726	596,048
MGM Resorts International	2,208	72,776
Norwegian Cruise Line Holdings Ltd.*	751	44,654
Royal Caribbean Cruises Ltd.	768	95,585
Six Flags Entertainment Corp.	364	19,864
Starbucks Corp.	6,623	363,338
Texas Roadhouse, Inc.	296	14,045
Vail Resorts, Inc.	183	41,715
Wendy’s Co. (The)	876	13,070
Wyndham Worldwide Corp.	478	47,647
Wynn Resorts Ltd.	365	50,731
Yum Brands, Inc.	1,512	116,152
		2,221,653
Internet & Direct Marketing Retail - 13.6%
Amazon.com, Inc.*	1,814	1,778,808
Expedia, Inc.	555	82,340
Groupon, Inc.*	1,794	7,965
HSN, Inc.	145	5,321
Liberty Expedia Holdings, Inc., Class A*	248	13,563
Liberty Interactive Corp. QVC Group, Class A*	1,831	40,502
Liberty TripAdvisor Holdings, Inc., Class A*	328	4,379
Liberty Ventures, Series A*	370	22,777
Netflix, Inc.*	1,970	344,179
Priceline Group, Inc. (The)*	225	416,718
Shutterfly, Inc.*	153	6,974
TripAdvisor, Inc.*	504	21,536
		2,745,062
Internet Software & Services - 0.1%
Yelp, Inc.*	284	12,098

IT Services - 0.0%(b)
Acxiom Corp.*	359	8,361

Media - 17.1%
AMC Networks, Inc., Class A*	238	14,466
Cable One, Inc.	21	15,934
CBS Corp., Class A	35	2,268
CBS Corp. (Non-Voting), Class B	1,685	107,941
Charter Communications, Inc., Class A*	986	392,960
Cinemark Holdings, Inc.	485	16,146
Comcast Corp., Class A	21,639	878,760
Discovery Communications, Inc., Class A*	705	15,658
Discovery Communications, Inc., Class C*	963	20,233
DISH Network Corp., Class A*	1,040	59,582
Gannett Co., Inc.	521	4,423
Interpublic Group of Cos., Inc. (The)	1,807	36,393
John Wiley & Sons, Inc., Class A	204	11,006
Liberty Broadband Corp., Class A*	121	12,273
Liberty Broadband Corp., Class C*	308	31,271
Liberty Global plc, Class A*	1,085	36,890
Liberty Global plc, Class B*	5	170
Liberty Global plc, Class C*	2,920	96,448
Liberty Global plc LiLAC, Class A*	233	6,060
Liberty Global plc LiLAC, Class C*	552	14,236
Liberty Media Corp.-Liberty Formula One, Class A*	101	3,831
Liberty Media Corp.-Liberty Formula One, Class C*	593	23,305
Liberty Media Corp.-Liberty SiriusXM, Class A*	397	17,746
Liberty Media Corp.-Liberty SiriusXM, Class C*	804	35,866
Lions Gate Entertainment Corp., Class A*	269	7,997

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Lions Gate Entertainment Corp., Class B*	470	13,193
Live Nation Entertainment, Inc.*	612	24,455
Madison Square Garden Co. (The), Class A*	65	13,813
Meredith Corp.	168	9,131
New York Times Co. (The), Class A	559	10,425
News Corp., Class A	1,747	23,357
News Corp., Class B	547	7,494
Omnicom Group, Inc.	1,064	77,012
Regal Entertainment Group, Class A	481	7,104
Scripps Networks Interactive, Inc., Class A	438	37,515
Sinclair Broadcast Group, Inc., Class A	335	10,134
Sirius XM Holdings, Inc.	7,680	44,160
TEGNA, Inc.	982	12,393
Time Warner, Inc.	3,546	358,501
Time, Inc.	454	5,970
Tribune Media Co., Class A	334	13,383
Twenty-First Century Fox, Inc., Class A	4,812	132,763
Twenty-First Century Fox, Inc., Class B	2,226	60,325
Viacom, Inc., Class A	43	1,643
Viacom, Inc., Class B	1,609	46,017
Walt Disney Co. (The)	6,652	673,182
		3,443,833
Multiline Retail - 2.0%
Big Lots, Inc.	204	9,710
Dillard’s, Inc., Class A	99	6,019
Dollar General Corp.	1,152	83,589
Dollar Tree, Inc.*	1,082	86,170
JC Penney Co., Inc.*	1,417	5,484
Kohl’s Corp.	778	30,949
Macy’s, Inc.	1,393	28,933
Nordstrom, Inc.	509	22,712
Target Corp.	2,523	137,579
		411,145
Professional Services - 0.7%
Dun & Bradstreet Corp. (The)	170	18,945
IHS Markit Ltd.*	1,452	68,012
Nielsen Holdings plc	1,537	59,712
		146,669
Road & Rail - 0.1%
Avis Budget Group, Inc.*	386	13,985
Hertz Global Holdings, Inc.*	338	7,348
		21,333
Specialty Retail - 11.1%
Aaron’s, Inc.	286	12,661
Abercrombie & Fitch Co., Class A	312	3,975
Advance Auto Parts, Inc.	336	32,894
American Eagle Outfitters, Inc.	762	9,106
Asbury Automotive Group, Inc.*	87	4,685
Ascena Retail Group, Inc.*	776	1,583
AutoNation, Inc.*	301	13,656
AutoZone, Inc.*	130	68,697
Bed Bath & Beyond, Inc.	663	18,292
Best Buy Co., Inc.	1,212	65,763
Burlington Stores, Inc.*	320	27,882
Cabela’s, Inc.*	237	12,727
CarMax, Inc.*	846	56,809
Chico’s FAS, Inc.	592	4,547
Dick’s Sporting Goods, Inc.	402	10,597
DSW, Inc., Class A	309	5,726
Five Below, Inc.*	253	12,035
Foot Locker, Inc.	600	21,138
GameStop Corp., Class A	462	8,547
Gap, Inc. (The)	1,006	23,762
Genesco, Inc.*	89	1,882
GNC Holdings, Inc., Class A	311	2,581
Group 1 Automotive, Inc.	91	5,462
Home Depot, Inc. (The)	5,466	819,189
L Brands, Inc.	1,103	39,951
Lithia Motors, Inc., Class A	109	11,772
Lowe’s Cos., Inc.	3,924	289,944
Murphy USA, Inc.*	158	10,185
Office Depot, Inc.	2,362	10,133
O’Reilly Automotive, Inc.*	416	81,590
Ross Stores, Inc.	1,793	104,801
Sally Beauty Holdings, Inc.*	630	11,712
Signet Jewelers Ltd.	311	19,615
Staples, Inc.	2,986	30,502
Tiffany & Co.	490	44,786
TJX Cos., Inc. (The)	2,942	212,707
Tractor Supply Co.	587	34,932
Ulta Beauty, Inc.*	267	59,010
Urban Outfitters, Inc.*	403	8,237
Williams-Sonoma, Inc.	364	16,744
		2,230,817
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc.*	276	12,999
Herc Holdings, Inc.*	4	169
		13,168
TOTAL COMMON STOCKS (Cost $15,407,586)		14,207,461

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 2.2%

REPURCHASE AGREEMENT(c) - 2.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $434,764 (Cost $434,753)	434,753	434,753
Total Investments - 72.7% (Cost $15,842,339)		14,642,214
Other Assets Less Liabilities - 27.3%		5,492,149
Net assets - 100.0%		20,134,363

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,762,354.

(b)         Represents less than 0.05% of net assets.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,482,640
Aggregate gross unrealized depreciation	(1,779,388)
Net unrealized appreciation	$3,703,252
Federal income tax cost	$15,962,016

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	350,421	$528,150	1/8/2018	Bank of America NA	1.48%	Dow Jones U.S. Consumer ServicesSM Index	$180,053
USD	4,001,456	4,787,019	11/6/2018	Bank of America NA	1.12%	iShares® U.S. Consumer Services ETF	752,954
USD	864,286	1,956,547	11/6/2017	Citibank NA	1.50%	Dow Jones U.S. Consumer ServicesSM Index	1,141,821
USD	9,761,652	11,108,632	1/8/2018	Credit Suisse International	1.53%	Dow Jones U.S. Consumer ServicesSM Index	1,386,684
USD	(36,273)	714,243	1/8/2018	Deutsche Bank AG	1.40%	Dow Jones U.S. Consumer ServicesSM Index	787,976
USD	532,774	658,362	1/8/2018	Goldman Sachs International	1.23%	iShares® U.S. Consumer Services ETF	119,532
USD	1,275,989	1,543,586	11/6/2017	Goldman Sachs International	1.70%	Dow Jones U.S. Consumer ServicesSM Index	277,038
USD	1,039,657	1,093,350	11/6/2017	Morgan Stanley & Co. International plc	1.13%	Dow Jones U.S. Consumer ServicesSM Index	61,449
USD	1,048,281	1,157,594	11/6/2018	Morgan Stanley & Co. International plc	0.68%	iShares® U.S. Consumer Services ETF	106,751
USD	114,635	245,391	11/6/2017	Societe Generale	1.63%	Dow Jones U.S. Consumer ServicesSM Index	136,700
USD	2,201,576	2,266,974	11/6/2017	UBS AG	1.58%	Dow Jones U.S. Consumer ServicesSM Index	72,096
USD	21,154,454	$26,059,848					$5,023,054

(1)         Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)         Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.8%

Banks - 25.4%
Associated Banc-Corp.	21,203	464,346
BancorpSouth, Inc.	11,570	336,108
Bank of America Corp.	1,385,280	33,094,339
Bank of Hawaii Corp.	5,946	464,561
Bank of the Ozarks, Inc.	16,904	726,196
BankUnited, Inc.	14,870	494,874
BB&T Corp.	112,941	5,205,451
BOK Financial Corp.	2,913	234,438
Cathay General Bancorp	10,446	368,430
CIT Group, Inc.	18,847	845,288
Citigroup, Inc.	383,247	26,072,293
Citizens Financial Group, Inc.	70,511	2,336,029
Comerica, Inc.	24,630	1,680,997
Commerce Bancshares, Inc.	12,164	668,898
Cullen/Frost Bankers, Inc.	7,922	667,032
East West Bancorp, Inc.	20,111	1,113,546
Fifth Third Bancorp	104,436	2,728,913
First Financial Bankshares, Inc.	9,206	368,700
First Horizon National Corp.	32,542	560,048
First Republic Bank	21,478	2,084,440
FNB Corp.	44,974	570,720
Fulton Financial Corp.	24,334	424,628
Glacier Bancorp, Inc.	10,665	354,185
Hancock Holding Co.	11,765	517,072
Huntington Bancshares, Inc.	151,325	1,905,182
IBERIABANK Corp.	7,095	543,477
International Bancshares Corp.	8,092	290,907
Investors Bancorp, Inc.	43,201	565,501
JPMorgan Chase & Co.	494,542	44,948,922
KeyCorp	152,576	2,625,833
M&T Bank Corp.	21,417	3,166,718
MB Financial, Inc.	9,918	394,439
PacWest Bancorp	16,686	753,373
People’s United Financial, Inc.	47,932	800,464
PNC Financial Services Group, Inc. (The)	67,358	8,447,367
Popular, Inc.	14,195	566,522
Prosperity Bancshares, Inc.	9,672	577,902
Regions Financial Corp.	167,325	2,360,956
Signature Bank*	7,473	959,085
SunTrust Banks, Inc.	67,298	3,708,120
SVB Financial Group*	7,307	1,237,367
Synovus Financial Corp.	17,024	717,051
TCF Financial Corp.	23,835	370,158
Texas Capital Bancshares, Inc.*	6,898	512,177
Trustmark Corp.	9,427	279,228
UMB Financial Corp.	6,108	409,969
Umpqua Holdings Corp.	30,680	536,900
United Bankshares, Inc.	14,594	489,629
US Bancorp	220,513	11,301,291
Valley National Bancorp	36,727	410,975
Webster Financial Corp.	12,834	599,091
Wells Fargo & Co.	626,054	31,972,578
Western Alliance Bancorp*	13,207	636,974
Wintrust Financial Corp.	7,748	564,132
Zions Bancorp	28,205	1,231,430
		206,265,250
Capital Markets - 11.8%
Affiliated Managers Group, Inc.	7,877	1,391,787
Ameriprise Financial, Inc.	21,222	2,939,459
Bank of New York Mellon Corp. (The)	144,749	7,567,478
BlackRock, Inc.	16,877	7,071,632
CBOE Holdings, Inc.	12,790	1,290,383
Charles Schwab Corp. (The)	169,373	6,757,983
CME Group, Inc.	47,298	5,950,088
Donnelley Financial Solutions, Inc.*	3,629	77,697
E*TRADE Financial Corp.*	38,235	1,568,017
Eaton Vance Corp.	16,005	761,518
FactSet Research Systems, Inc.	5,492	863,233
Federated Investors, Inc., Class B	12,915	352,709
Financial Engines, Inc.	8,046	265,920
Franklin Resources, Inc.	47,662	2,060,428
Goldman Sachs Group, Inc. (The)	50,958	11,401,343
Intercontinental Exchange, Inc.	82,414	5,329,713
Invesco Ltd.	56,634	1,856,463
Janus Henderson Group plc	25,105	867,629
Lazard Ltd., Class A	18,063	774,722
Legg Mason, Inc.	11,876	453,544
LPL Financial Holdings, Inc.	11,189	524,093
MarketAxess Holdings, Inc.	5,231	1,009,321
Moody’s Corp.	23,166	3,104,939
Morgan Stanley	198,263	9,020,966
MSCI, Inc.	12,603	1,444,430
Nasdaq, Inc.	15,864	1,195,828
Northern Trust Corp.	30,041	2,658,629
Raymond James Financial, Inc.	17,841	1,397,307
S&P Global, Inc.	35,884	5,537,978
SEI Investments Co.	18,557	1,084,842
State Street Corp.	49,228	4,553,098
Stifel Financial Corp.	9,527	454,914
T. Rowe Price Group, Inc.	33,585	2,833,231
TD Ameritrade Holding Corp.	33,813	1,464,779
Waddell & Reed Financial, Inc., Class A	11,640	216,620
		96,102,721
Consumer Finance - 2.9%
Ally Financial, Inc.	63,919	1,444,569
American Express Co.	104,506	8,997,967
Capital One Financial Corp.	67,228	5,352,021
Discover Financial Services	52,921	3,119,693
LendingClub Corp.*	45,536	281,868
Navient Corp.	39,662	523,538
PRA Group, Inc.*	6,451	186,434
SLM Corp.*	60,000	610,200
Synchrony Financial	107,216	3,301,181
		23,817,471
Diversified Financial Services - 6.0%
Berkshire Hathaway, Inc., Class B*	264,404	47,899,429
Voya Financial, Inc.	25,883	989,507
		48,888,936
Equity Real Estate Investment Trusts (REITs) - 16.3%
Acadia Realty Trust	11,794	338,370
Alexandria Real Estate Equities, Inc.	12,677	1,537,847
American Campus Communities, Inc.	18,662	888,125
American Homes 4 Rent, Class A	32,712	724,898
American Tower Corp.	59,161	8,758,786
Apartment Investment & Management Co., Class A	21,858	990,823
Apple Hospitality REIT, Inc.	21,735	395,142
AvalonBay Communities, Inc.	19,180	3,600,661
Boston Properties, Inc.	21,416	2,582,770
Brandywine Realty Trust	24,404	419,261
Brixmor Property Group, Inc.	36,497	683,224
Camden Property Trust	12,200	1,091,656
CBL & Associates Properties, Inc.	23,816	190,528
Colony NorthStar, Inc., Class A	76,637	1,004,711
Columbia Property Trust, Inc.	17,046	357,966
CoreCivic, Inc.	16,447	440,780
CoreSite Realty Corp.	4,759	565,179
Corporate Office Properties Trust	13,840	461,702
Cousins Properties, Inc.	58,308	545,180
Crown Castle International Corp.	56,041	6,077,086
CubeSmart	25,080	618,222
CyrusOne, Inc.	10,868	685,010
DCT Industrial Trust, Inc.	12,795	746,588
DDR Corp.	42,922	415,485

See accompanying notes to schedules of portfolio investments.

Investments	Shares		Value ($)
DiamondRock Hospitality Co.	27,877		306,368
Digital Realty Trust, Inc.	22,242		2,632,118
Douglas Emmett, Inc.	21,538		839,120
Duke Realty Corp.	49,497		1,471,051
DuPont Fabros Technology, Inc.	10,835		697,341
EastGroup Properties, Inc.	4,719		419,330
Education Realty Trust, Inc.	10,187		393,626
EPR Properties	8,917		621,158
Equinix, Inc.	10,845		5,079,906
Equity Commonwealth*	17,270		534,334
Equity LifeStyle Properties, Inc.	11,363		1,013,011
Equity Residential	51,108		3,431,902
Essex Property Trust, Inc.	9,132		2,428,838
Extra Space Storage, Inc.	17,527		1,360,621
Federal Realty Investment Trust	10,055		1,276,281
First Industrial Realty Trust, Inc.	16,325		505,749
Forest City Realty Trust, Inc., Class A	30,445		729,462
Four Corners Property Trust, Inc.	8,356		212,326
Gaming and Leisure Properties, Inc.	27,242		1,067,614
GEO Group, Inc. (The)	17,322		478,780
GGP, Inc.	81,087		1,682,555
Gramercy Property Trust	21,139		643,894
HCP, Inc.	65,225		1,944,357
Healthcare Realty Trust, Inc.	16,199		539,103
Healthcare Trust of America, Inc., Class A	26,635		827,549
Highwoods Properties, Inc.	14,200		741,666
Hospitality Properties Trust	22,866		625,614
Host Hotels & Resorts, Inc.	102,970		1,865,816
Hudson Pacific Properties, Inc.	21,723		716,859
Iron Mountain, Inc.	34,191		1,347,809
JBG SMITH Properties*	12,082		395,444
Kilroy Realty Corp.	13,680		947,066
Kimco Realty Corp.	59,250		1,162,485
Kite Realty Group Trust	11,634		234,076
Lamar Advertising Co., Class A	11,622		773,560
LaSalle Hotel Properties	15,760		447,269
Lexington Realty Trust	30,112		296,904
Liberty Property Trust	20,491		872,917
Life Storage, Inc.	6,473		476,348
Macerich Co. (The)	16,576		874,716
Mack-Cali Realty Corp.	12,507		286,285
Medical Properties Trust, Inc.	50,667		666,778
Mid-America Apartment Communities, Inc.	15,810		1,683,133
National Health Investors, Inc.	5,705		457,427
National Retail Properties, Inc.	20,759		868,349
Omega Healthcare Investors, Inc.	27,396		873,111
Outfront Media, Inc.	19,291		424,402
Paramount Group, Inc.	25,444		401,506
Park Hotels & Resorts, Inc.	20,031		534,627
Parkway, Inc.	5,948		136,566
Pebblebrook Hotel Trust	9,681		325,185
Physicians Realty Trust	24,757		463,699
Piedmont Office Realty Trust, Inc., Class A	20,233		409,718
Potlatch Corp.	5,652		270,166
Prologis, Inc.	73,817		4,677,045
Public Storage	20,811		4,273,331
Quality Care Properties, Inc.*	13,029		178,758
Rayonier, Inc.	17,933		520,236
Realty Income Corp.	38,008		2,187,740
Regency Centers Corp.	20,359		1,309,491
Retail Properties of America, Inc., Class A	32,973		439,530
RLJ Lodging Trust	24,326		490,899
Ryman Hospitality Properties, Inc.	7,113		422,654
SBA Communications Corp.*	16,885		2,592,692
Senior Housing Properties Trust	33,066		652,062
Simon Property Group, Inc.	43,456		6,816,074
SL Green Realty Corp.	14,176		1,366,283
Spirit Realty Capital, Inc.	67,373		586,145
Starwood Waypoint Homes*	—	(b)	15
STORE Capital Corp.	23,868		605,770
Sun Communities, Inc.	9,844		889,012
Sunstone Hotel Investors, Inc.	30,689		484,886
Tanger Factory Outlet Centers, Inc.	13,426		314,168
Taubman Centers, Inc.	8,449		441,376
UDR, Inc.	37,221		1,444,919
Uniti Group, Inc.	21,981		423,354
Urban Edge Properties	13,764		346,165
Ventas, Inc.	49,397		3,380,731
VEREIT, Inc.	135,602		1,144,481
Vornado Realty Trust	23,978		1,786,121
Washington Prime Group, Inc.	25,798		215,413
Washington REIT	10,691		351,306
Weingarten Realty Investors	16,442		526,802
Welltower, Inc.	50,971		3,732,097
Weyerhaeuser Co.	104,578		3,410,289
WP Carey, Inc.	14,825		1,020,701
Xenia Hotels & Resorts, Inc.	14,866		296,725
			132,163,166
Insurance - 12.2%
Aflac, Inc.	55,240		4,560,062
Alleghany Corp.*	2,150		1,209,955
Allstate Corp. (The)	50,739		4,591,879
American Financial Group, Inc.	10,247		1,043,247
American International Group, Inc.	122,422		7,404,083
AmTrust Financial Services, Inc.	15,017		186,211
Aon plc	36,481		5,076,696
Arch Capital Group Ltd.*	18,090		1,760,881
Arthur J Gallagher & Co.	24,983		1,446,516
Aspen Insurance Holdings Ltd.	8,351		377,465
Assurant, Inc.	7,627		722,201
Assured Guaranty Ltd.	16,949		721,010
Axis Capital Holdings Ltd.	11,774		709,266
Brighthouse Financial, Inc.*	13,669		780,090
Brown & Brown, Inc.	16,011		719,855
Chubb Ltd.	64,994		9,191,451
Cincinnati Financial Corp.	20,862		1,603,036
CNO Financial Group, Inc.	23,847		532,980
Erie Indemnity Co., Class A	2,572		310,672
Everest Re Group Ltd.	5,718		1,443,681
First American Financial Corp.	15,350		753,071
FNF Group	37,856		1,826,173
Genworth Financial, Inc., Class A*	69,453		238,224
Hanover Insurance Group, Inc. (The)	5,940		583,189
Hartford Financial Services Group, Inc. (The)	51,135		2,764,869
Kemper Corp.	6,782		324,858
Lincoln National Corp.	31,218		2,118,453
Loews Corp.	38,432		1,790,163
Markel Corp.*	1,948		2,049,276
Marsh & McLennan Cos., Inc.	71,733		5,600,913
Mercury General Corp.	5,082		292,062
MetLife, Inc.	150,395		7,042,998
Old Republic International Corp.	34,122		651,389
Primerica, Inc.	6,334		484,868
Principal Financial Group, Inc.	37,311		2,332,684
ProAssurance Corp.	7,432		395,754
Progressive Corp. (The)	80,860		3,758,373
Prudential Financial, Inc.	59,715		6,095,707
Reinsurance Group of America, Inc.	8,964		1,205,210
RenaissanceRe Holdings Ltd.	5,654		786,811
RLI Corp.	5,325		284,994
Torchmark Corp.	15,144		1,165,634
Travelers Cos., Inc. (The)	38,893		4,713,054
Unum Group	31,767		1,530,534
Validus Holdings Ltd.	11,017		552,503

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
White Mountains Insurance Group Ltd.	636	554,000
Willis Towers Watson plc	17,690	2,626,434
WR Berkley Corp.	13,500	899,640
XL Group Ltd.	36,391	1,490,575
		99,303,650
IT Services - 5.6%
Mastercard, Inc., Class A	130,565	17,404,315
Visa, Inc., Class A	256,993	26,603,915
Western Union Co. (The)	65,599	1,241,133
		45,249,363
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp.	49,491	1,066,036
Annaly Capital Management, Inc.	150,195	1,877,438
ARMOUR Residential REIT, Inc.	2	53
Blackstone Mortgage Trust, Inc., Class A	13,198	413,757
Chimera Investment Corp.	24,832	473,546
CYS Investments, Inc.	21,120	185,645
Invesco Mortgage Capital, Inc.	15,534	263,767
MFA Financial, Inc.	55,167	484,366
New Residential Investment Corp.	42,781	705,031
Starwood Property Trust, Inc.	36,232	804,713
Two Harbors Investment Corp.	48,569	496,861
		6,771,213
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	6,431	279,105
CBRE Group, Inc., Class A*	41,858	1,510,237
Howard Hughes Corp. (The)*	5,041	591,561
Jones Lang LaSalle, Inc.	6,304	768,521
Realogy Holdings Corp.	19,209	651,185
RMR Group, Inc. (The), Class A	1	52
St Joe Co. (The)*	10,019	188,858
		3,989,519
Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	17,699	242,830
MGIC Investment Corp.*	51,581	590,602
New York Community Bancorp, Inc.	68,076	820,316
Radian Group, Inc.	29,938	523,915
Washington Federal, Inc.	12,450	389,063
		2,566,726
TOTAL COMMON STOCKS (Cost $535,687,961)		665,118,015

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 0.9%

REPURCHASE AGREEMENT(c) - 0.9%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $7,440,118 (Cost $7,439,914)	7,439,914	7,439,914
Total Investments - 82.7% (Cost $543,127,875)		672,557,929
Other Assets Less Liabilities - 17.3%		140,381,491
Net assets - 100.0%		812,939,420

*                 Non-income producing security.

(a)         All or a portion of this security is segregated in connection with obligations for swaps with a total value of $188,313,430.

(b)         Amount represents less than one share.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$300,973,626
Aggregate gross unrealized depreciation	(33,459,864)
Net unrealized appreciation	$267,513,762
Federal income tax cost	$542,158,785

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	24,356,800	$51,626,920	11/6/2017	Bank of America NA	1.17%	iShares® U.S. Financials ETF	$26,381,618
USD	253,120,198	318,294,575	11/6/2017	Bank of America NA	1.48%	Dow Jones U.S. FinancialsSM Index	69,612,545
USD	43,108,752	51,185,610	11/6/2017	Citibank NA	1.90%	Dow Jones U.S. FinancialsSM Index	8,880,797
USD	16,292,391	19,445,782	11/6/2017	Credit Suisse International	1.68%	Dow Jones U.S. FinancialsSM Index	3,634,941
USD	18,737,546	28,068,910	1/8/2018	Goldman Sachs International	1.70%	Dow Jones U.S. FinancialsSM Index	9,919,540
USD	27,050,825	31,839,195	11/6/2017	Morgan Stanley & Co. International plc	1.63%	Dow Jones U.S. FinancialsSM Index	5,636,150
USD	122,043,469	133,789,890	11/6/2017	Morgan Stanley & Co. International plc	1.48%	iShares® U.S. Financials ETF	10,662,725
USD	140,388,985	155,562,381	11/6/2017	Societe Generale	1.73%	Dow Jones U.S. FinancialsSM Index	17,724,400
USD	186,464,836	169,733,247	11/6/2017	UBS AG	1.68%	Dow Jones U.S. FinancialsSM Index	(15,338,098)
USD	831,563,802	$959,546,510					$137,114,618

(1)         Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.  This amount is included as part of the unrealized appreciation/(depreciation).

(2)         Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Gold Miners

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND(a) - 46.4%

VanEck Vectors Gold Miners Fund (Cost $8,202,153)	314,152	7,765,837

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 39.7%

REPURCHASE AGREEMENT(b) - 39.7%

Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $6,650,239 (Cost $6,650,058)	6,650,058	6,650,058

Total Investments - 86.1% (Cost $14,852,211)		14,415,895
Other Assets Less Liabilities - 13.9%		2,335,484
Net assets - 100.0%		16,751,379

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,813,976.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,031
Aggregate gross unrealized depreciation	(1,764,134)
Net unrealized depreciation	$(1,669,103)
Federal income tax cost	$14,852,211

Swap Agreements(2)

Ultra Gold Miners had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	9,882,712	$9,789,492	11/6/2018	Bank of America NA	1.73%	VanEck Vectors Gold Miners ETF	$(160,268)
USD	4,884,078	4,380,174	1/8/2018	Goldman Sachs International	1.75%	VanEck Vectors Gold Miners ETF	(569,092)
USD	3,407,263	2,864,297	11/6/2018	Morgan Stanley & Co. International plc	2.13%	VanEck Vectors Gold Miners ETF	(598,458)
USD	6,184,814	6,307,133	11/6/2018	Societe Generale	1.73%	VanEck Vectors Gold Miners ETF	49,342
USD	2,304,510	2,374,283	11/6/2018	UBS AG	1.68%	VanEck Vectors Gold Miners ETF	45,689
USD	26,663,377	$25,715,379					$(1,232,787)

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)

In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

(3)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Junior Miners
Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND(a) - 74.1%

VanEck Vectors Junior Gold Miners Fund (Cost $5,934,727)	124,638	4,496,939

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 18.1%

REPURCHASE AGREEMENT(b) - 18.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $1,099,082 (Cost $1,099,053)	1,099,053	1,099,053

Total Investments - 92.2% (Cost $7,033,780)		5,595,992
Other Assets Less Liabilities - 7.8%		472,612
Net assets - 100.0%		6,068,604

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,106,921.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$273
Aggregate gross unrealized depreciation	(3,745,846)
Net unrealized depreciation	$(3,745,573)
Federal income tax cost	$7,033,780

Swap Agreements(2)

Ultra Junior Miners had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	2,563,443	$2,536,337	11/6/2018	Bank of America NA	1.73%	VanEck Vectors Junior Gold Miners ETF	$(59,380)
USD	303,380	170,899	11/6/2017	Goldman Sachs International	1.55%	VanEck Vectors Junior Gold Miners ETF	(137,689)
USD	40,565	41,345	1/8/2018	Morgan Stanley & Co. International plc	2.13%	VanEck Vectors Junior Gold Miners ETF	273
USD	82,915	79,141	11/6/2018	Societe Generale	1.73%	VanEck Vectors Junior Gold Miners ETF	(4,747)
USD	6,786,503	4,793,811	11/6/2017	UBS AG	1.68%	VanEck Vectors Junior Gold Miners ETF	(2,106,242)
USD	9,776,806	$7,621,533					$(2,307,785)

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)

In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

(3)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 71.5%
Biotechnology - 17.2%
AbbVie, Inc.	37,108	2,794,232
ACADIA Pharmaceuticals, Inc.*	2,219	79,019
Agios Pharmaceuticals, Inc.*	982	62,121
Alexion Pharmaceuticals, Inc.*	5,240	746,228
Alkermes plc*	3,576	181,589
Alnylam Pharmaceuticals, Inc.*	1,893	162,287
Amgen, Inc.	17,161	3,050,711
AquaBounty Technologies, Inc.*	48	347
Biogen, Inc.*	4,986	1,578,368
BioMarin Pharmaceutical, Inc.*	4,067	366,803
Bioverativ, Inc.*	2,523	143,029
Bluebird Bio, Inc.*	1,045	130,468
Celgene Corp.*	18,202	2,528,804
Gilead Sciences, Inc.	30,465	2,550,225
Incyte Corp.*	3,963	544,556
Intercept Pharmaceuticals, Inc.*	416	48,510
Intrexon Corp.*	1,426	28,135
Ionis Pharmaceuticals, Inc.*	2,891	155,015
Juno Therapeutics, Inc.*	1,780	73,461
Kite Pharma, Inc.*	1,172	208,604
Ligand Pharmaceuticals, Inc.*	444	57,218
Myriad Genetics, Inc.*	1,587	48,388
Neurocrine Biosciences, Inc.*	2,058	116,483
Novavax, Inc.*	6,589	6,918
OPKO Health, Inc.*	8,477	54,253
Portola Pharmaceuticals, Inc.*	1,328	84,262
Radius Health, Inc.*	875	32,926
Regeneron Pharmaceuticals, Inc.*	1,776	882,494
Seattle Genetics, Inc.*	2,264	118,928
TESARO, Inc.*	801	103,441
Ultragenyx Pharmaceutical, Inc.*	912	52,039
United Therapeutics Corp.*	1,054	137,863
Vertex Pharmaceuticals, Inc.*	5,805	931,935
		18,059,660
Commercial Services & Supplies - 0.1%
Healthcare Services Group, Inc.	1,701	87,091
Health Care Equipment & Supplies - 14.5%
Abbott Laboratories	40,460	2,061,032
ABIOMED, Inc.*	947	142,808
Alere, Inc.*	2,026	100,206
Align Technology, Inc.*	1,756	310,355
Baxter International, Inc.	11,374	705,643
Becton Dickinson and Co.	5,302	1,057,431
Boston Scientific Corp.*	31,931	879,699
Cooper Cos., Inc. (The)	1,137	285,194
CR Bard, Inc.	1,684	540,244
Danaher Corp.	14,238	1,187,734
DENTSPLY SIRONA, Inc.	5,348	302,536
DexCom, Inc.*	2,018	150,563
Edwards Lifesciences Corp.*	4,893	556,138
Haemonetics Corp.*	1,224	52,657
Halyard Health, Inc.*	1,092	49,457
Hill-Rom Holdings, Inc.	1,392	107,128
Hologic, Inc.*	6,532	252,135
IDEXX Laboratories, Inc.*	2,059	320,030
Intuitive Surgical, Inc.*	861	865,021
Medtronic plc	31,915	2,572,987
NuVasive, Inc.*	1,180	73,726
ResMed, Inc.	3,310	256,790
STERIS plc	1,985	173,013
Stryker Corp.	7,236	1,022,953
Teleflex, Inc.	1,052	222,761
Varex Imaging Corp.*	873	26,653
Varian Medical Systems, Inc.*	2,142	227,588
West Pharmaceutical Services, Inc.	1,718	149,535
Zimmer Biomet Holdings, Inc.	4,689	535,812
		15,187,829
Health Care Providers & Services - 12.4%
Acadia Healthcare Co., Inc.*	1,783	83,694
Aetna, Inc.	7,732	1,219,336
Anthem, Inc.	6,177	1,210,939
Brookdale Senior Living, Inc.*	4,344	52,693
Centene Corp.*	4,021	357,266
Cigna Corp.	5,971	1,087,080
Community Health Systems, Inc.*	2,676	20,445
DaVita, Inc.*	3,630	212,573
Envision Healthcare Corp.*	2,738	143,499
Express Scripts Holding Co.*	13,835	869,115
HCA Healthcare, Inc.*	6,674	524,977
HealthSouth Corp.	2,304	105,408
Henry Schein, Inc.*	1,849	321,134
Humana, Inc.	3,363	866,376
Laboratory Corp. of America Holdings*	2,389	374,762
LifePoint Health, Inc.*	945	54,763
Magellan Health, Inc.*	552	44,657
MEDNAX, Inc.*	2,164	97,055
Molina Healthcare, Inc.*	996	63,744
Owens & Minor, Inc.	1,422	39,731
Patterson Cos., Inc.	1,906	73,381
Quest Diagnostics, Inc.	3,192	345,853
Tenet Healthcare Corp.*	1,872	32,142
UnitedHealth Group, Inc.	22,466	4,468,487
Universal Health Services, Inc., Class B	2,088	225,776
WellCare Health Plans, Inc.*	1,038	181,318
		13,076,204
Life Sciences Tools & Services - 3.4%
Bio-Rad Laboratories, Inc., Class A*	486	105,860
Bio-Techne Corp.	865	107,070
Bruker Corp.	2,466	71,736
Charles River Laboratories International, Inc.*	1,111	120,877
Illumina, Inc.*	3,403	695,777
PAREXEL International Corp.*	1,183	103,974
Quintiles IMS Holdings, Inc.*	3,203	307,584
Thermo Fisher Scientific, Inc.	9,125	1,707,652
Waters Corp.*	1,870	343,108
		3,563,638
Pharmaceuticals - 23.9%
Akorn, Inc.*	2,032	66,853
Allergan plc	7,836	1,798,205
Bristol-Myers Squibb Co.	38,414	2,323,279
Catalent, Inc.*	2,910	120,154
Eli Lilly & Co.	22,643	1,840,649
Endo International plc*	4,630	40,698
Horizon Pharma plc*	3,798	51,957
Impax Laboratories, Inc.*	1,722	37,281
Jazz Pharmaceuticals plc*	1,398	208,805
Johnson & Johnson	62,809	8,314,027
Mallinckrodt plc*	2,312	94,977
Medicines Co. (The)*	1,687	61,896
Merck & Co., Inc.	63,773	4,072,544
Mylan NV*	10,749	338,379
Pacira Pharmaceuticals, Inc.*	937	35,700
Perrigo Co. plc	3,346	264,200
Pfizer, Inc.	139,149	4,719,934
Prestige Brands Holdings, Inc.*	1,238	62,779
Zoetis, Inc.	11,443	717,476
		25,169,793
TOTAL COMMON STOCKS (Cost $78,249,938)		75,144,215

See accompanying notes to schedules of portfolio investments.

Investments	No. of Rights	Value ($)

RIGHT - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(c)(d) (Cost $—)	5,189	5,760

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 1.8%

REPURCHASE AGREEMENT(e) - 1.8%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $1,874,960 (Cost $1,874,908)	1,874,908	1,874,908

Total Investments - 73.3% (Cost $80,124,846)		77,024,883
Other Assets Less Liabilities - 26.7%		28,083,241
Net assets - 100.0%		105,108,124

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,222,208.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of August 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2017 amounted to $5,760, which represents approximately 0.01% of net assets of the Fund.

(d)	Illiquid security.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights — No defined expiration

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,496,440
Aggregate gross unrealized depreciation	(4,159,242)
Net unrealized appreciation	$24,337,198
Federal income tax cost	$80,161,489

Swap Agreements

Ultra Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	92,026	$104,877	1/8/2018	Bank of America NA	1.12%	iShares® U.S. Healthcare ETF	$11,883
USD	(4,950,840)	1,854,083	1/8/2018	Bank of America NA	1.43%	Dow Jones U.S. Health CareSM Index	7,106,838
USD	464,687	533,439	11/6/2017	Citibank NA	1.50%	Dow Jones U.S. Health CareSM Index	71,249
USD	7,240,214	8,840,846	11/6/2017	Credit Suisse International	1.53%	Dow Jones U.S. Health CareSM Index	1,643,355
USD	91,168	165,726	1/8/2018	Goldman Sachs International	1.23%	iShares® U.S. Healthcare ETF	72,580
USD	287,089	332,551	1/8/2018	Goldman Sachs International	1.70%	Dow Jones U.S. Health CareSM Index	47,886
USD	137,843	167,328	11/6/2018	Morgan Stanley & Co. International plc	1.53%	iShares® U.S. Healthcare ETF	28,099
USD	33,298,236	34,780,440	11/6/2017	Morgan Stanley & Co. International plc	1.53%	Dow Jones U.S. Health CareSM Index	1,507,172
USD	36,538,623	50,916,383	11/6/2017	Societe Generale	1.63%	Dow Jones U.S. Health CareSM Index	15,085,173
USD	35,500,448	37,358,702	1/8/2018	UBS AG	1.58%	Dow Jones U.S. Health CareSM Index	1,899,569
USD	108,699,494	$135,054,375					$27,473,804

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 62.2%

Aerospace & Defense - 12.1%
Arconic, Inc.	1,880	47,884
Boeing Co. (The)	2,395	573,986
BWX Technologies, Inc.	422	23,092
Curtiss-Wright Corp.	190	18,396
DigitalGlobe, Inc.*	265	9,116
Esterline Technologies Corp.*	128	10,931
General Dynamics Corp.	1,210	243,633
HEICO Corp.	113	9,692
HEICO Corp., Class A	191	13,876
Hexcel Corp.	387	20,809
Huntington Ingalls Industries, Inc.	197	42,150
KLX, Inc.*	221	10,595
L3 Technologies, Inc.	331	60,070
Lockheed Martin Corp.	1,063	324,630
Moog, Inc., Class A*	136	10,439
Northrop Grumman Corp.	746	203,069
Orbital ATK, Inc.	246	27,449
Raytheon Co.	1,244	226,420
Rockwell Collins, Inc.	694	90,949
Spirit AeroSystems Holdings, Inc., Class A	515	38,367
Teledyne Technologies, Inc.*	151	22,659
Textron, Inc.	1,143	56,110
TransDigm Group, Inc.	208	54,217
Triumph Group, Inc.	211	5,549
United Technologies Corp.	3,182	380,949
		2,525,037
Air Freight & Logistics - 3.2%
CH Robinson Worldwide, Inc.	601	42,449
Expeditors International of Washington, Inc.	769	43,141
FedEx Corp.	1,049	224,885
Hub Group, Inc., Class A*	143	5,498
United Parcel Service, Inc., Class B	2,941	336,333
XPO Logistics, Inc.*	368	22,521
		674,827
Building Products - 1.9%
Allegion plc	407	32,035
AO Smith Corp.	629	35,029
Armstrong World Industries, Inc.*	205	9,737
Fortune Brands Home & Security, Inc.	657	41,082
Johnson Controls International plc	4,006	158,598
Lennox International, Inc.	163	27,014
Masco Corp.	1,367	50,265
Owens Corning	478	35,434
USG Corp.*	385	11,550
		400,744
Chemicals - 0.6%
Sherwin-Williams Co. (The)	346	117,387

Commercial Services & Supplies - 1.6%
Cintas Corp.	368	49,684
Clean Harbors, Inc.*	223	12,062
Covanta Holding Corp.	560	8,036
Deluxe Corp.	208	14,425
LSC Communications, Inc.	146	2,352
MSA Safety, Inc.	135	9,836
Republic Services, Inc.	981	64,000
RR Donnelley & Sons Co.	298	2,750
Stericycle, Inc.*	364	26,168
Tetra Tech, Inc.	243	10,352
Waste Management, Inc.	1,735	133,786
		333,451
Construction & Engineering - 0.7%
AECOM*	665	22,277
Chicago Bridge & Iron Co. NV	429	5,294
EMCOR Group, Inc.	252	16,642
Fluor Corp.	598	23,065
Jacobs Engineering Group, Inc.	514	28,008
KBR, Inc.	611	9,941
Quanta Services, Inc.*	634	22,780
Valmont Industries, Inc.	96	13,781
		141,788
Construction Materials - 0.7%
Eagle Materials, Inc.	208	20,228
Martin Marietta Materials, Inc.	268	56,813
Vulcan Materials Co.	563	68,270
		145,311
Containers & Packaging - 2.4%
AptarGroup, Inc.	267	22,324
Avery Dennison Corp.	377	35,536
Ball Corp.	1,494	59,745
Bemis Co., Inc.	394	16,788
Berry Global Group, Inc.*	554	31,157
Crown Holdings, Inc.*	580	34,237
Graphic Packaging Holding Co.	1,331	17,370
International Paper Co.	1,763	94,973
Owens-Illinois, Inc.*	696	17,149
Packaging Corp. of America	403	45,301
Sealed Air Corp.	837	37,146
Silgan Holdings, Inc.	321	9,659
Sonoco Products Co.	424	20,462
WestRock Co.	1,072	61,008
		502,855
Electrical Equipment - 2.8%
Acuity Brands, Inc.	189	33,413
AMETEK, Inc.	982	62,112
Eaton Corp. plc	1,909	136,990
Emerson Electric Co.	2,751	162,419
EnerSys	186	11,923
Generac Holdings, Inc.*	269	10,862
Hubbell, Inc.	218	24,588
Regal Beloit Corp.	190	14,326
Rockwell Automation, Inc.	550	90,233
Sensata Technologies Holding NV*	729	32,557
		579,423
Electronic Equipment, Instruments & Components - 2.9%
Amphenol Corp., Class A	1,306	105,708
Anixter International, Inc.*	121	8,930
Arrow Electronics, Inc.*	379	30,104
Avnet, Inc.	534	20,596
Belden, Inc.	182	14,027
Cognex Corp.	369	40,210
FLIR Systems, Inc.	582	22,116
IPG Photonics Corp.*	161	28,302
Itron, Inc.*	144	10,454
Jabil, Inc.	778	24,390
Keysight Technologies, Inc.*	789	32,239
Littelfuse, Inc.	97	18,057
National Instruments Corp.	454	18,337
TE Connectivity Ltd.	1,516	120,674
Trimble, Inc.*	1,080	41,774
Universal Display Corp.	189	24,022
VeriFone Systems, Inc.*	476	9,411
Vishay Intertechnology, Inc.	571	10,107
Zebra Technologies Corp., Class A*	227	23,401
		602,859
Industrial Conglomerates - 9.6%
3M Co.	2,552	521,425
Carlisle Cos., Inc.	276	26,134
General Electric Co.	37,178	912,720
Honeywell International, Inc.	3,253	449,792
Roper Technologies, Inc.	436	100,568
		2,010,639

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Internet Software & Services - 0.2%
CoStar Group, Inc.*	139	39,840

IT Services - 7.8%
Accenture plc, Class A	2,647	346,122
Alliance Data Systems Corp.	237	53,443
Automatic Data Processing, Inc.	1,909	203,251
Booz Allen Hamilton Holding Corp.	632	21,558
Broadridge Financial Solutions, Inc.	501	39,143
Conduent, Inc.*	750	12,382
Convergys Corp.	403	9,470
CoreLogic, Inc.*	361	16,956
Euronet Worldwide, Inc.*	225	22,111
Fidelity National Information Services, Inc.	1,413	131,296
First Data Corp., Class A*	848	15,612
Fiserv, Inc.*	908	112,329
FleetCor Technologies, Inc.*	395	56,789
Genpact Ltd.	560	15,932
Global Payments, Inc.	650	62,069
Jack Henry & Associates, Inc.	333	34,322
MAXIMUS, Inc.	278	16,897
Paychex, Inc.	1,366	77,903
PayPal Holdings, Inc.*	4,769	294,152
Sabre Corp.	879	16,209
Total System Services, Inc.	707	48,868
WEX, Inc.*	164	17,899
		1,624,713
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	1,377	89,120
Mettler-Toledo International, Inc.*	112	67,770
PerkinElmer, Inc.	470	31,485
		188,375
Machinery - 8.1%
Actuant Corp., Class A	254	6,109
AGCO Corp.	285	19,508
Allison Transmission Holdings, Inc.	650	22,575
Caterpillar, Inc.	2,516	295,605
Colfax Corp.*	421	16,789
Crane Co.	217	16,108
Cummins, Inc.	658	104,872
Deere & Co.	1,256	145,608
Donaldson Co., Inc.	563	26,602
Dover Corp.	665	56,445
Flowserve Corp.	558	21,918
Fortive Corp.	1,288	83,681
Graco, Inc.	237	27,376
Hillenbrand, Inc.	270	9,652
IDEX Corp.	325	38,214
Illinois Tool Works, Inc.	1,327	182,476
Ingersoll-Rand plc	1,094	93,417
ITT, Inc.	378	15,256
Kennametal, Inc.	343	12,005
Lincoln Electric Holdings, Inc.	264	22,926
Mueller Industries, Inc.	245	7,308
Nordson Corp.	228	24,920
Oshkosh Corp.	320	23,872
PACCAR, Inc.	1,501	99,561
Parker-Hannifin Corp.	569	91,546
Pentair plc	715	44,366
Terex Corp.	382	14,726
Timken Co. (The)	299	13,410
Toro Co. (The)	459	28,311
Trinity Industries, Inc.	651	18,775
Wabtec Corp.	368	25,970
Welbilt, Inc.*	593	11,801
Woodward, Inc.	234	16,429
Xylem, Inc.	766	47,546
		1,685,683
Marine - 0.1%
Kirby Corp.*	231	14,461

Multi-Utilities - 0.1%
MDU Resources Group, Inc.	834	22,551

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.*	617	15,721

Professional Services - 0.9%
Advisory Board Co. (The)*	172	9,159
Equifax, Inc.	513	73,087
FTI Consulting, Inc.*	176	5,968
ManpowerGroup, Inc.	287	32,004
Robert Half International, Inc.	544	24,643
Verisk Analytics, Inc.*	657	53,250
		198,111
Road & Rail - 4.2%
CSX Corp.	3,939	197,738
Genesee & Wyoming, Inc., Class A*	262	17,963
JB Hunt Transport Services, Inc.	367	36,292
Kansas City Southern	453	46,854
Landstar System, Inc.	180	16,803
Norfolk Southern Corp.	1,236	148,963
Old Dominion Freight Line, Inc.	297	29,670
Ryder System, Inc.	228	17,693
Union Pacific Corp.	3,448	363,074
		875,050
Trading Companies & Distributors - 1.2%
Air Lease Corp.	410	16,662
Applied Industrial Technologies, Inc.	166	9,462
Fastenal Co.	1,236	52,740
GATX Corp.	166	10,056
HD Supply Holdings, Inc.*	862	28,705
MRC Global, Inc.*	402	6,340
MSC Industrial Direct Co., Inc., Class A	192	13,225
NOW, Inc.*	459	5,352
United Rentals, Inc.*	360	42,502
Watsco, Inc.	129	19,009
WESCO International, Inc.*	180	9,081
WW Grainger, Inc.	229	37,228
		250,362
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	322	23,983

TOTAL COMMON STOCKS (Cost $13,461,611)		12,973,171

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 5.5%

REPURCHASE AGREEMENT(b) - 5.5%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $1,140,698 (Cost $1,140,666)	1,140,666	1,140,666
Total Investments - 67.7% (Cost $14,602,277)		14,113,837
Other Assets Less Liabilities - 32.3%		6,735,820
Net assets - 100.0%		20,849,657

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $9,571,188.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,327,620
Aggregate gross unrealized depreciation	(747,067)
Net unrealized appreciation	$5,580,553
Federal income tax cost	$14,612,757

Swap Agreements

Ultra Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	959,924	$1,367,809	1/8/2018	Bank of America NA	1.43%	Dow Jones U.S. IndustrialsSM Index	$433,836
USD	4,422,967	5,021,583	11/6/2018	Bank of America NA	1.12%	iShares® U.S. Industrials ETF	572,390
USD	484,037	574,177	11/6/2018	Citibank NA	1.50%	Dow Jones U.S. IndustrialsSM Index	94,237
USD	655,785	1,600,110	1/8/2018	Credit Suisse International	1.53%	Dow Jones U.S. IndustrialsSM Index	1,022,193
USD	11,268,308	13,541,139	11/6/2017	Goldman Sachs International	1.70%	Dow Jones U.S. IndustrialsSM Index	2,361,090
USD	218,930	379,461	11/6/2017	Morgan Stanley & Co. International plc	1.53%	Dow Jones U.S. IndustrialsSM Index	168,929
USD	2,994,350	3,598,006	11/6/2018	Morgan Stanley & Co. International plc	1.48%	iShares® U.S. Industrials ETF	574,795
USD	15,801	402,157	1/8/2018	Societe Generale	1.63%	Dow Jones U.S. IndustrialsSM Index	406,799
USD	1,858,777	2,280,143	11/6/2017	UBS AG	1.58%	Dow Jones U.S. IndustrialsSM Index	445,205
USD	22,878,879	$28,764,585					$6,079,474

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 88.7%

Electric Utilities - 0.5%
OGE Energy Corp.	16,335	583,486

Energy Equipment & Services - 12.9%
Baker Hughes a GE Co.	34,804	1,179,856
Core Laboratories NV	3,608	318,153
Diamond Offshore Drilling, Inc.*	5,275	59,924
Dril-Quip, Inc.*	3,095	116,217
Ensco plc, Class A	24,834	105,545
Halliburton Co.	70,993	2,766,597
Helmerich & Payne, Inc.	8,881	376,022
Nabors Industries Ltd.	23,379	153,132
National Oilwell Varco, Inc.	31,088	953,469
Noble Corp. plc*	20,014	65,246
Oceaneering International, Inc.	8,037	181,234
Oil States International, Inc.*	4,226	91,916
Patterson-UTI Energy, Inc.	13,524	215,978
Rowan Cos. plc, Class A*	10,315	100,571
Schlumberger Ltd.	113,660	7,218,547
Superior Energy Services, Inc.*	12,501	103,008
TechnipFMC plc*	38,168	985,879
Transocean Ltd.*	31,987	261,014
US Silica Holdings, Inc.	5,969	162,417
Weatherford International plc*	80,637	308,840
		15,723,565
Oil, Gas & Consumable Fuels - 75.0%
Anadarko Petroleum Corp.	45,836	1,876,067
Andeavor	12,361	1,237,954
Antero Resources Corp.*	11,852	233,366
Apache Corp.	31,114	1,208,468
Cabot Oil & Gas Corp.	38,081	972,970
Carrizo Oil & Gas, Inc.*	6,260	84,134
Cheniere Energy, Inc.*	19,460	832,693
Chesapeake Energy Corp.*	62,397	227,125
Chevron Corp.	154,978	16,678,732
Cimarex Energy Co.	7,781	775,688
Concho Resources, Inc.*	12,120	1,344,956
ConocoPhillips	101,195	4,418,174
Continental Resources, Inc.*	7,059	239,441
Devon Energy Corp.	43,003	1,350,294
Diamondback Energy, Inc.*	8,026	728,681
Energen Corp.*	7,940	407,163
EOG Resources, Inc.	47,220	4,013,228
EQT Corp.	14,176	883,732
Exxon Mobil Corp.	346,615	26,457,123
Gulfport Energy Corp.*	13,011	163,028
Hess Corp.	22,104	859,846
HollyFrontier Corp.	14,508	454,245
Kinder Morgan, Inc.	157,052	3,035,815
Marathon Oil Corp.	69,532	773,196
Marathon Petroleum Corp.	42,433	2,225,611
Murphy Oil Corp.	13,268	300,653
Newfield Exploration Co.*	16,295	425,788
Noble Energy, Inc.	37,235	885,076
Oasis Petroleum, Inc.*	19,422	141,781
Occidental Petroleum Corp.	62,544	3,733,877
ONEOK, Inc.	31,077	1,683,130
Parsley Energy, Inc., Class A*	18,550	464,678
PBF Energy, Inc., Class A	8,972	212,457
Phillips 66	35,884	3,007,438
Pioneer Natural Resources Co.	13,914	1,803,950
QEP Resources, Inc.*	19,675	148,546
Range Resources Corp.	15,391	267,188
Rice Energy, Inc.*	13,253	362,602
SemGroup Corp., Class A	4,335	111,410
SM Energy Co.	8,009	107,000
Southwestern Energy Co.*	41,379	225,516
Targa Resources Corp.	17,625	785,546
Valero Energy Corp.	36,584	2,491,370
Whiting Petroleum Corp.*	22,846	102,122
Williams Cos., Inc. (The)	67,591	2,009,480
World Fuel Services Corp.	5,648	195,082
WPX Energy, Inc.*	32,525	324,925
		91,271,345
Semiconductors & Semiconductor Equipment - 0.3%
First Solar, Inc.*	6,399	300,497

TOTAL COMMON STOCKS (Cost $139,919,968)		107,878,893

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 16.5%

REPURCHASE AGREEMENT(b) - 16.5%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $20,058,593 (Cost $20,058,045)	20,058,045	20,058,045

Total Investments - 105.2% (Cost $159,978,013)		127,936,938
Liabilities Less Other Assets - (5.2%)		(6,281,728)
Net assets - 100.0%		121,655,210

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $56,795,465.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,580,864
Aggregate gross unrealized depreciation	(47,298,913)
Net unrealized depreciation	$(41,718,049)
Federal income tax cost	$160,044,915

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	20,388,404	$16,165,206	11/6/2017	Bank of America NA	1.07%	iShares® U.S. Energy ETF	$(4,460,145)
USD	39,497,621	34,478,597	11/6/2017	Bank of America NA	1.38%	Dow Jones U.S. Oil & GasSM Index	(4,437,777)
USD	169,451	184,668	11/6/2017	Citibank NA	1.50%	Dow Jones U.S. Oil & GasSM Index	21,800
USD	14,109,824	14,371,797	11/6/2017	Credit Suisse International	1.53%	Dow Jones U.S. Oil & GasSM Index	867,819
USD	262,213	269,833	11/6/2017	Goldman Sachs International	1.23%	iShares® U.S. Energy ETF	4,532
USD	1,322,812	1,379,729	11/6/2017	Goldman Sachs International	1.70%	Dow Jones U.S. Oil & GasSM Index	115,668
USD	2,415,363	2,285,099	11/6/2018	Morgan Stanley & Co. International plc	1.48%	iShares® U.S. Energy ETF	(140,951)
USD	56,984,575	50,785,102	11/6/2017	Morgan Stanley & Co. International plc	1.53%	Dow Jones U.S. Oil & GasSM Index	(5,353,120)
USD	6,280,964	6,013,929	11/6/2017	Societe Generale	1.63%	Dow Jones U.S. Oil & GasSM Index	(121,227)
USD	6,917,315	9,659,350	11/6/2017	UBS AG	1.73%	Dow Jones U.S. Oil & GasSM Index	3,893,330
USD	148,348,542	$135,593,310					$(9,610,071)

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas Exploration & Production

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 125.2%

REPURCHASE AGREEMENT(a) - 125.2%

Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $1,120,272 (Cost $1,120,242)	1,120,242	1,120,242

Total Investments - 125.2% (Cost $1,120,242)		1,120,242
Liabilities Less Other Assets - (25.2%)		(225,151)
Net assets - 100.0%		895,091

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$603
Aggregate gross unrealized depreciation	(337,252)
Net unrealized depreciation	$(336,649)
Federal income tax cost	$1,120,242

Swap Agreements

Ultra Oil & Gas Exploration & Production had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	435,000	$293,149	11/6/2017	Bank of America NA	0.73%	S&P Oil & Gas Exploration & Production Select Industry Index	$(133,848)
USD	18,687	15,939	11/6/2018	Goldman Sachs International	(0.55)%	SPDR S&P Oil & Gas Exploration & Production ETF	(2,614)
USD	12,870	13,207	11/6/2018	Morgan Stanley & Co. International plc	(0.22)%	S&P Oil & Gas Exploration & Production Select Industry Index	603
USD	1,015,118	974,340	1/8/2018	Societe Generale	0.03%	S&P Oil & Gas Exploration & Production Select Industry Index	(38,753)
USD	660,489	492,167	11/6/2018	UBS AG	0.23%	S&P Oil & Gas Exploration & Production Select Industry Index	(162,037)
USD	2,142,164	$1,788,802					$(336,649)

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares		Value ($)
COMMON STOCKS(a) - 63.2%
Equity Real Estate Investment Trusts (REITs) - 58.4%
Acadia Realty Trust	8,824		253,161
Alexandria Real Estate Equities, Inc.	9,477		1,149,655
American Campus Communities, Inc.	13,963		664,499
American Homes 4 Rent, Class A	24,474		542,344
American Tower Corp.	44,206		6,544,698
Apartment Investment & Management Co., Class A	16,348		741,055
Apple Hospitality REIT, Inc.	16,260		295,607
AvalonBay Communities, Inc.	14,341		2,692,236
Boston Properties, Inc.	16,022		1,932,253
Brandywine Realty Trust	18,260		313,707
Brixmor Property Group, Inc.	27,303		511,112
Camden Property Trust	9,127		816,684
CBL & Associates Properties, Inc.	17,819		142,552
Colony NorthStar, Inc., Class A	57,325		751,531
Columbia Property Trust, Inc.	12,756		267,876
CoreCivic, Inc.	12,304		329,747
CoreSite Realty Corp.	3,566		423,498
Corporate Office Properties Trust	10,344		345,076
Cousins Properties, Inc.	43,615		407,800
Crown Castle International Corp.	41,916		4,545,371
CubeSmart	18,764		462,533
CyrusOne, Inc.	8,123		511,993
DCT Industrial Trust, Inc.	9,576		558,760
DDR Corp.	32,109		310,815
DiamondRock Hospitality Co.	20,855		229,196
Digital Realty Trust, Inc.	16,626		1,967,521
Douglas Emmett, Inc.	16,108		627,568
Duke Realty Corp.	37,023		1,100,324
DuPont Fabros Technology, Inc.	8,102		521,445
EastGroup Properties, Inc.	3,537		314,298
Education Realty Trust, Inc.	7,612		294,128
EPR Properties	6,678		465,190
Equinix, Inc.	8,114		3,800,679
Equity Commonwealth*	12,923		399,838
Equity LifeStyle Properties, Inc.	8,493		757,151
Equity Residential	38,221		2,566,540
Essex Property Trust, Inc.	6,833		1,817,373
Extra Space Storage, Inc.	13,111		1,017,807
Federal Realty Investment Trust	7,515		953,879
First Industrial Realty Trust, Inc.	12,217		378,483
Forest City Realty Trust, Inc., Class A	22,775		545,689
Four Corners Property Trust, Inc.	6,249		158,787
Gaming and Leisure Properties, Inc.	20,380		798,692
GEO Group, Inc. (The)	12,949		357,910
GGP, Inc.	60,641		1,258,301
Gramercy Property Trust	15,814		481,694
HCP, Inc.	48,789		1,454,400
Healthcare Realty Trust, Inc.	12,882		428,713
Healthcare Trust of America, Inc., Class A	19,918		618,852
Highwoods Properties, Inc.	10,629		555,153
Hospitality Properties Trust	17,108		468,075
Host Hotels & Resorts, Inc.	77,019		1,395,584
Hudson Pacific Properties, Inc.	16,247		536,151
Iron Mountain, Inc.	25,575		1,008,167
JBG SMITH Properties*	8,975		293,752
Kilroy Realty Corp.	10,232		708,361
Kimco Realty Corp.	44,316		869,480
Kite Realty Group Trust	8,695		174,943
Lamar Advertising Co., Class A	8,698		578,939
LaSalle Hotel Properties	11,787		334,515
Lexington Realty Trust	22,519		222,037
Liberty Property Trust	15,323		652,760
Life Storage, Inc.	4,846		356,617
Macerich Co. (The)	12,401		654,401
Mack-Cali Realty Corp.	9,353		214,090
Medical Properties Trust, Inc.	37,896		498,711
Mid-America Apartment Communities, Inc.	11,826		1,258,996
National Health Investors, Inc.	4,272		342,529
National Retail Properties, Inc.	15,522		649,285
Omega Healthcare Investors, Inc.	20,484		652,825
Outfront Media, Inc.	14,431		317,482
Paramount Group, Inc.	19,038		300,420
Park Hotels & Resorts, Inc.	14,976		399,709
Parkway, Inc.	4,444		102,034
Pebblebrook Hotel Trust	7,247		243,427
Physicians Realty Trust	18,521		346,898
Piedmont Office Realty Trust, Inc., Class A	15,134		306,464
Potlatch Corp.	4,231		202,242
Prologis, Inc.	55,206		3,497,852
Public Storage	15,563		3,195,706
Quality Care Properties, Inc.*	9,737		133,592
Rayonier, Inc.	13,414		389,140
Realty Income Corp.	28,424		1,636,085
Regency Centers Corp.	15,225		979,272
Retail Properties of America, Inc., Class A	24,666		328,798
RLJ Lodging Trust	18,179		366,852
Ryman Hospitality Properties, Inc.	5,327		316,530
SBA Communications Corp.*	12,627		1,938,876
Senior Housing Properties Trust	24,734		487,754
Simon Property Group, Inc.	32,472		5,093,233
SL Green Realty Corp.	10,600		1,021,628
Spirit Realty Capital, Inc.	50,389		438,384
Starwood Waypoint Homes*	—	(b)	15
STORE Capital Corp.	17,202		436,587
Sun Communities, Inc.	7,362		664,862
Sunstone Hotel Investors, Inc.	22,946		362,547
Tanger Factory Outlet Centers, Inc.	10,047		235,100
Taubman Centers, Inc.	6,320		330,157
UDR, Inc.	27,842		1,080,826
Uniti Group, Inc.	16,435		316,538
Urban Edge Properties	10,898		274,085
Ventas, Inc.	36,944		2,528,447
VEREIT, Inc.	101,420		855,985
Vornado Realty Trust	17,933		1,335,829
Washington Prime Group, Inc.	19,301		161,163
Washington REIT	7,992		262,617
Weingarten Realty Investors	12,299		394,060
Welltower, Inc.	38,117		2,790,927
Weyerhaeuser Co.	78,215		2,550,591
WP Carey, Inc.	11,094		763,822
Xenia Hotels & Resorts, Inc.	11,122		221,995
			98,862,923
Mortgage Real Estate Investment Trusts (REITs) - 3.0%
AGNC Investment Corp.	37,016		797,325
Annaly Capital Management, Inc.	112,340		1,404,250
Blackstone Mortgage Trust, Inc., Class A	9,876		309,612
Chimera Investment Corp.	18,570		354,130
CYS Investments, Inc.	15,792		138,812
Invesco Mortgage Capital, Inc.	11,617		197,257
MFA Financial, Inc.	41,256		362,228
New Residential Investment Corp.	32,002		527,393
Starwood Property Trust, Inc.	27,103		601,957
Two Harbors Investment Corp.	36,319		371,543
			5,064,507
Real Estate Management & Development - 1.8%
Alexander & Baldwin, Inc.	4,816		209,014
CBRE Group, Inc., Class A*	31,306		1,129,520
Howard Hughes Corp. (The)*	3,765		441,823
Jones Lang LaSalle, Inc.	4,708		573,952
Realogy Holdings Corp.	14,372		487,211

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
St Joe Co. (The)*	7,490	141,187
		2,982,707
TOTAL COMMON STOCKS (Cost $119,095,648)		106,910,137

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 3.1%

REPURCHASE AGREEMENT(c) - 3.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $5,164,664 (Cost $5,164,523)	5,164,523	5,164,523

Total Investments - 66.3% (Cost $124,260,171)		112,074,660
Other Assets Less Liabilities - 33.7%		57,058,582
Net assets - 100.0%		169,133,242

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $55,819,934.
(b)	Amount represents less than one share.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,220,224
Aggregate gross unrealized depreciation	(13,606,165)
Net unrealized appreciation	$41,614,059
Federal income tax cost	$123,567,373

Swap Agreements

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	18,276,504	$18,845,174	11/6/2018	Bank of America NA	1.22%	iShares® U.S. Real Estate ETF	$496,641
USD	22,005,190	23,999,182	11/6/2017	Bank of America NA	1.63%	Dow Jones U.S. Real EstateSM Index	2,582,205
USD	10,386,404	11,522,602	11/6/2018	Citibank NA	1.90%	Dow Jones U.S. Real EstateSM Index	1,355,932
USD	350,112	1,271,948	1/8/2018	Credit Suisse International	1.53%	Dow Jones U.S. Real EstateSM Index	1,065,946
USD	2,822,353	10,470,904	11/6/2017	Deutsche Bank AG	1.30%	Dow Jones U.S. Real EstateSM Index	9,545,995
USD	1,903,805	7,467,587	1/8/2018	Goldman Sachs International	1.23%	iShares® U.S. Real Estate ETF	5,497,458
USD	10,824,513	11,739,950	11/6/2018	Goldman Sachs International	1.70%	Dow Jones U.S. Real EstateSM Index	1,151,134
USD	39,887,668	42,907,221	11/6/2017	Morgan Stanley & Co. International plc	0.73%	iShares® U.S. Real Estate ETF	2,867,338
USD	65,059,833	66,301,728	11/6/2017	Morgan Stanley & Co. International plc	1.43%	Dow Jones U.S. Real EstateSM Index	2,205,106
USD	17,040,326	22,815,739	11/6/2018	Societe Generale	1.68%	Dow Jones U.S. Real EstateSM Index	7,144,758
USD	(3,850,161)	13,869,568	11/6/2017	UBS AG	1.58%	Dow Jones U.S. Real EstateSM Index	19,194,259
USD	184,706,547	$231,211,603					$53,106,772

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra S&P Regional Banking

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 81.5%

REPURCHASE AGREEMENT(a) - 81.5%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $7,023,461 (Cost $7,023,270)	7,023,270	7,023,270

Total Investments - 81.5% (Cost $7,023,270)		7,023,270
Other Assets Less Liabilities - 18.5%		1,597,514
Net assets - 100.0%		8,620,784

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,098,193
Aggregate gross unrealized depreciation	(415,989)
Net unrealized appreciation	$682,204
Federal income tax cost	$7,023,270

Swap Agreements

Ultra S&P Regional Banking had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	9,699,585	$9,737,472	11/6/2018	Bank of America NA	1.13%	S&P Regional Banks Select Industry Index	$68,932
USD	653,283	957,819	11/6/2018	Morgan Stanley & Co. International plc	1.23%	S&P Regional Banks Select Industry Index	319,717
USD	2,426,442	3,111,310	11/6/2018	Societe Generale	1.63%	S&P Regional Banks Select Industry Index	709,544
USD	3,870,379	3,430,312	11/6/2018	UBS AG	1.58%	S&P Regional Banks Select Industry Index	(415,989)
USD	16,649,689	$17,236,913					$682,204

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 65.3%
Communications Equipment - 0.2%
InterDigital, Inc.	1,123	80,126

Semiconductors & Semiconductor Equipment - 65.1%
Advanced Micro Devices, Inc.*	25,035	325,455
Analog Devices, Inc.	11,855	991,908
Applied Materials, Inc.	34,720	1,566,566
Broadcom Ltd.	12,968	3,268,844
Cavium, Inc.*	2,192	138,775
Cirrus Logic, Inc.*	2,084	120,830
Cree, Inc.*	3,143	76,469
Cypress Semiconductor Corp.	10,645	145,730
Integrated Device Technology, Inc.*	4,298	106,204
Intel Corp.	152,136	5,335,410
KLA-Tencor Corp.	5,065	474,540
Lam Research Corp.	5,214	865,420
Marvell Technology Group Ltd.	14,100	252,531
Maxim Integrated Products, Inc.	9,126	425,819
Microchip Technology, Inc.	7,411	643,275
Micron Technology, Inc.*	33,596	1,074,064
Microsemi Corp.*	3,729	187,867
NVIDIA Corp.	19,222	3,256,976
ON Semiconductor Corp.*	13,593	232,168
Qorvo, Inc.*	4,107	300,715
QUALCOMM, Inc.	47,730	2,494,847
Semtech Corp.*	2,124	79,862
Silicon Laboratories, Inc.*	1,370	103,983
Skyworks Solutions, Inc.	5,960	627,946
Synaptics, Inc.*	1,111	46,184
Teradyne, Inc.	6,428	228,901
Texas Instruments, Inc.	32,188	2,665,810
Versum Materials, Inc.	3,511	129,661
Xilinx, Inc.	8,012	529,273
		26,696,033
TOTAL COMMON STOCKS (Cost $26,625,882)		26,776,159

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 10.9%

REPURCHASE AGREEMENT(b) - 10.9%

Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $4,485,543 (Cost $4,485,420)	4,485,420	4,485,420
Total Investments - 76.2% (Cost $31,111,302)		31,261,579
Other Assets Less Liabilities - 23.8%		9,747,110
Net assets - 100.0%		41,008,689

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,960,433.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,601,856
Aggregate gross unrealized depreciation	(419,716)
Net unrealized appreciation	$9,182,140
Federal income tax cost	$31,466,034

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	12,722,110	$16,898,482	11/6/2018	Bank of America NA	1.53%	Dow Jones U.S. SemiconductorsSM Index	$4,339,618
USD	424,067	610,151	11/6/2017	Credit Suisse International	1.53%	Dow Jones U.S. SemiconductorsSM Index	197,388
USD	5,407,501	6,872,468	11/6/2018	Morgan Stanley & Co. International plc	1.53%	Dow Jones U.S. SemiconductorsSM Index	1,522,083
USD	12,103,240	12,722,849	11/6/2018	Societe Generale	1.63%	Dow Jones U.S. SemiconductorsSM Index	685,928
USD	15,672,263	18,205,270	11/6/2017	UBS AG	1.68%	Dow Jones U.S. SemiconductorsSM Index	2,641,578
USD	46,329,181	$55,309,220					$9,386,595

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 68.9%

Commercial Services & Supplies - 0.0%(b)
Pitney Bowes, Inc.	6,772	87,020

Communications Equipment - 4.0%
Arista Networks, Inc.*	1,553	273,561
ARRIS International plc*	6,806	189,615
Brocade Communications Systems, Inc.	14,871	184,103
Ciena Corp.*	5,141	111,097
Cisco Systems, Inc.	181,263	5,838,481
CommScope Holding Co., Inc.*	6,991	231,122
EchoStar Corp., Class A*	1,722	103,837
F5 Networks, Inc.*	2,349	280,424
Finisar Corp.*	4,045	97,687
Harris Corp.	4,428	544,201
InterDigital, Inc.	1,269	90,543
Juniper Networks, Inc.	13,862	384,393
Lumentum Holdings, Inc.*	2,008	114,155
Motorola Solutions, Inc.	5,938	523,256
NetScout Systems, Inc.*	3,316	108,599
Palo Alto Networks, Inc.*	3,330	441,858
Plantronics, Inc.	1,212	51,668
ViaSat, Inc.*	1,910	121,495
Viavi Solutions, Inc.*	8,232	82,649
		9,772,744
Construction & Engineering - 0.0%(b)
Dycom Industries, Inc.*	1,128	91,007

Diversified Telecommunication Services - 0.1%
Zayo Group Holdings, Inc.*	3,568	121,919

Electronic Equipment, Instruments & Components - 0.7%
CDW Corp.	5,695	361,177
Corning, Inc.	33,371	959,750
SYNNEX Corp.	1,064	127,265
Tech Data Corp.*	1,270	140,068
		1,588,260
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc.*	6,590	86,593
athenahealth, Inc.*	1,456	205,194
Cerner Corp.*	10,663	722,738
Medidata Solutions, Inc.*	1,998	149,770
Veeva Systems, Inc., Class A*	3,876	230,622
		1,394,917
Household Durables - 0.1%
Garmin Ltd.	4,148	213,622

Internet & Direct Marketing Retail - 0.0%(b)
Expedia, Inc.	1	148

Internet Software & Services - 15.7%
Akamai Technologies, Inc.*	6,271	295,678
Alphabet, Inc., Class A*	10,780	10,297,487
Alphabet, Inc., Class C*	10,815	10,158,854
Cars.com, Inc.*	2,590	66,977
eBay, Inc.*	36,489	1,318,348
Facebook, Inc., Class A*	85,692	14,736,453
GrubHub, Inc.*	3,137	179,091
IAC/InterActiveCorp*	2,650	300,802
j2 Global, Inc.	1,740	130,987
Pandora Media, Inc.*	8,722	73,701
Twitter, Inc.*	22,266	376,518
VeriSign, Inc.*	3,208	332,830
Zillow Group, Inc., Class A*	1,689	67,425
Zillow Group, Inc., Class C*	3,886	153,963
		38,489,114
IT Services - 3.7%
Amdocs Ltd.	5,306	343,776
CACI International, Inc., Class A*	899	116,690
Cognizant Technology Solutions Corp., Class A	21,346	1,510,656
CSRA, Inc.	5,278	166,310
DST Systems, Inc.	2,239	114,928
DXC Technology Co.	10,265	872,525
EPAM Systems, Inc.*	1,647	133,950
Gartner, Inc.*	3,281	395,656
International Business Machines Corp.	30,995	4,433,215
Leidos Holdings, Inc.	5,195	302,972
Science Applications International Corp.	1,584	117,026
Teradata Corp.*	4,741	151,333
Vantiv, Inc., Class A*	5,872	415,092
		9,074,129
Semiconductors & Semiconductor Equipment - 12.2%
Advanced Micro Devices, Inc.*	28,092	365,196
Analog Devices, Inc.	13,294	1,112,309
Applied Materials, Inc.	38,967	1,758,191
Broadcom Ltd.	14,547	3,666,862
Cavium, Inc.*	2,470	156,376
Cirrus Logic, Inc.*	2,336	135,441
Cree, Inc.*	3,522	85,690
Cypress Semiconductor Corp.	11,942	163,486
Integrated Device Technology, Inc.*	4,813	118,929
Intel Corp.	170,710	5,986,800
KLA-Tencor Corp.	5,680	532,159
Lam Research Corp.	5,839	969,157
Marvell Technology Group Ltd.	15,810	283,157
Maxim Integrated Products, Inc.	10,236	477,612
Microchip Technology, Inc.	8,319	722,089
Micron Technology, Inc.*	37,697	1,205,173
Microsemi Corp.*	4,183	210,739
NVIDIA Corp.	21,572	3,655,160
ON Semiconductor Corp.*	15,263	260,692
Qorvo, Inc.*	4,617	338,057
QUALCOMM, Inc.	53,556	2,799,372
Semtech Corp.*	2,371	89,150
Silicon Laboratories, Inc.*	1,546	117,341
Skyworks Solutions, Inc.	6,681	703,910
Synaptics, Inc.*	1,252	52,046
Teradyne, Inc.	7,219	257,069
Texas Instruments, Inc.	36,118	2,991,293
Versum Materials, Inc.	3,945	145,689
Xilinx, Inc.	9,001	594,606
		29,953,751
Software - 17.3%
ACI Worldwide, Inc.*	4,275	97,299
Adobe Systems, Inc.*	17,937	2,783,105
ANSYS, Inc.*	3,105	399,986
Aspen Technology, Inc.*	2,699	170,712
Autodesk, Inc.*	7,039	805,684
Blackbaud, Inc.	1,733	146,283
CA, Inc.	11,353	376,693
Cadence Design Systems, Inc.*	10,126	397,851
CDK Global, Inc.	5,273	340,108
Citrix Systems, Inc.*	5,472	427,965
CommVault Systems, Inc.*	1,521	92,857
Dell Technologies, Inc., Class V*	4,906	367,607
Ellie Mae, Inc.*	1,241	102,978
Fair Isaac Corp.	1,123	158,073
FireEye, Inc.*	5,746	84,868
Fortinet, Inc.*	5,417	206,929
Guidewire Software, Inc.*	2,674	202,449
Intuit, Inc.	8,812	1,246,457
Manhattan Associates, Inc.*	2,517	105,840
Microsoft Corp.	279,900	20,928,123

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)

Nuance Communications, Inc.*	9,292	149,322
Oracle Corp.	108,882	5,480,031
Proofpoint, Inc.*	1,585	145,440
PTC, Inc.*	4,185	234,360
Red Hat, Inc.*	6,446	692,945
salesforce.com, Inc.*	24,233	2,314,009
ServiceNow, Inc.*	6,158	715,498
Splunk, Inc.*	5,008	335,987
SS&C Technologies Holdings, Inc.	6,198	239,925
Symantec Corp.	22,056	661,239
Synopsys, Inc.*	5,459	439,013
Tableau Software, Inc., Class A*	2,180	158,006
Tyler Technologies, Inc.*	1,226	211,853
Ultimate Software Group, Inc. (The)*	1,066	214,159
Verint Systems, Inc.*	2,281	90,556
VMware, Inc., Class A*	2,539	274,466
Workday, Inc., Class A*	4,751	521,137
		42,319,813
Technology Hardware, Storage & Peripherals - 14.5%
3D Systems Corp.*	3,919	49,223
Apple, Inc.	189,014	30,998,296
Diebold Nixdorf, Inc.	2,744	56,115
Electronics For Imaging, Inc.*	1,686	59,954
Hewlett Packard Enterprise Co.	60,343	1,089,795
HP, Inc.	61,019	1,164,243
NCR Corp.*	4,396	160,586
NetApp, Inc.	9,828	379,950
Seagate Technology plc	10,776	339,767
Western Digital Corp.	10,561	932,219
Xerox Corp.	7,737	249,673
		35,479,821
TOTAL COMMON STOCKS (Cost $164,510,455)		168,586,265

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 0.7%

REPURCHASE AGREEMENT(c) - 0.7%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $1,673,729 (Cost $1,673,682)	1,673,682	1,673,682

Total Investments - 69.6% (Cost $166,184,137)		170,259,947
Other Assets Less Liabilities - 30.4%		74,335,015
Net assets - 100.0%		244,594,962

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $61,827,828.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,038,063
Aggregate gross unrealized depreciation	(3,481,297)
Net unrealized appreciation	$76,556,766
Federal income tax cost	$166,545,417

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	38,727,881	$42,711,998	11/6/2017	Bank of America NA	1.17%	iShares® U.S. Technology ETF	$3,808,542
USD	92,757,799	100,230,944	1/8/2018	Bank of America NA	1.53%	Dow Jones U.S. TechnologySM Index	7,534,202
USD	1,824,141	2,336,228	1/8/2018	Citibank NA	1.50%	Dow Jones U.S. TechnologySM Index	521,103
USD	1,817,101	3,465,799	1/8/2018	Credit Suisse International	1.53%	Dow Jones U.S. TechnologySM Index	1,691,028
USD	(4,847,488)	6,104,189	1/8/2018	Deutsche Bank AG	1.40%	Dow Jones U.S. TechnologySM Index	11,207,234
USD	4,542,405	5,765,460	11/6/2018	Goldman Sachs International	1.70%	Dow Jones U.S. TechnologySM Index	1,233,278
USD	29,625,744	36,332,855	1/8/2018	Goldman Sachs International	1.23%	iShares® U.S. Technology ETF	6,525,130
USD	4,064,277	5,308,805	11/6/2018	Morgan Stanley & Co. International plc	1.48%	iShares® U.S. Technology ETF	1,205,177
USD	7,107,656	34,147,801	1/8/2018	Morgan Stanley & Co. International plc	1.53%	Dow Jones U.S. TechnologySM Index	27,711,182
USD	12,249,500	17,169,955	1/8/2018	Societe Generale	1.63%	Dow Jones U.S. TechnologySM Index	5,025,647
USD	61,117,455	67,449,013	11/6/2017	UBS AG	1.58%	Dow Jones U.S. TechnologySM Index	6,379,713
USD	248,986,471	$321,023,047					$72,842,236

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                                         U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 69.6%

Diversified Telecommunication Services - 49.5%
AT&T, Inc.	7,071	264,880
ATN International, Inc.	1,505	91,158
CenturyLink, Inc.	6,576	129,679
Cincinnati Bell, Inc.*	5,949	125,226
Consolidated Communications Holdings, Inc.	6,737	124,297
Frontier Communications Corp.	6,275	84,525
General Communication, Inc., Class A*	2,888	124,559
Globalstar, Inc.*	49,040	94,157
Iridium Communications, Inc.*	9,875	109,612
Level 3 Communications, Inc.*	2,853	155,289
ORBCOMM, Inc.*	9,579	105,944
Verizon Communications, Inc.	5,670	271,990
Vonage Holdings Corp.*	16,113	133,738
Windstream Holdings, Inc.	23,570	48,790
		1,863,844
Wireless Telecommunication Services - 20.1%
Shenandoah Telecommunications Co.	3,638	131,150
Spok Holdings, Inc.	5,177	86,715
Sprint Corp.*	16,721	137,948
Telephone & Data Systems, Inc.	4,480	131,309
T-Mobile US, Inc.*	2,709	175,299
United States Cellular Corp.*	2,421	93,644
		756,065
TOTAL COMMON STOCKS (Cost $2,803,581)		2,619,909

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 14.3%

REPURCHASE AGREEMENT(b) - 14.3%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $539,620 (Cost $539,605)	539,605	539,605

Total Investments - 83.9% (Cost $3,343,186)		3,159,514
Other Assets Less Liabilities - 16.1%		604,935
Net assets - 100.0%		3,764,449

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,665,842.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$880,190
Aggregate gross unrealized depreciation	(701,001)
Net unrealized appreciation	$179,189
Federal income tax cost	$3,457,881

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	289,037	$361,635	11/6/2018	Bank of America NA	0.92%	iShares® U.S. Telecommunications ETF	$70,490
USD	861,909	748,433	11/6/2017	Bank of America NA	1.28%	Dow Jones U.S. Select TelecommunicationsSM Index	(37,866)
USD	240,418	285,728	1/8/2018	Citibank NA	1.50%	Dow Jones U.S. Select TelecommunicationsSM Index	52,999
USD	62,691	75,836	1/8/2018	Credit Suisse International	1.53%	Dow Jones U.S. Select TelecommunicationsSM Index	15,271
USD	855,248	1,231,393	1/8/2018	Deutsche Bank AG	1.40%	Dow Jones U.S. Select TelecommunicationsSM Index	446,491
USD	63,534	67,524	11/6/2018	Goldman Sachs International	1.70%	Dow Jones U.S. Select TelecommunicationsSM Index	4,829
USD	271,807	298,671	11/6/2017	Morgan Stanley & Co. International plc	1.53%	Dow Jones U.S. Select TelecommunicationsSM Index	34,750
USD	952,450	933,999	11/6/2017	Morgan Stanley & Co. International plc	1.08%	iShares® U.S. Telecommunications ETF	(27,495)
USD	328,124	396,930	11/6/2017	Societe Generale	1.63%	Dow Jones U.S. Select TelecommunicationsSM Index	79,384
USD	684,352	513,243	11/6/2017	UBS AG	1.58%	Dow Jones U.S. Select TelecommunicationsSM Index	(161,297)
USD	4,609,570	$4,913,392					$477,556

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                                         U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 73.7%

Electric Utilities - 43.2%
ALLETE, Inc.	708	54,750
Alliant Energy Corp.	3,169	135,443
American Electric Power Co., Inc.	6,840	503,629
Duke Energy Corp.	9,736	849,953
Edison International	4,532	363,376
El Paso Electric Co.	564	31,330
Entergy Corp.	2,497	197,688
Eversource Energy	4,408	277,704
Exelon Corp.	12,883	487,879
FirstEnergy Corp.	6,173	201,116
Great Plains Energy, Inc.	2,999	92,039
Hawaiian Electric Industries, Inc.	1,513	50,565
IDACORP, Inc.	701	62,375
NextEra Energy, Inc.	6,512	980,121
PG&E Corp.	7,103	499,909
Pinnacle West Capital Corp.	1,552	139,633
PNM Resources, Inc.	1,108	46,979
Portland General Electric Co.	1,239	58,865
PPL Corp.	9,503	372,898
Southern Co. (The)	13,836	667,725
Westar Energy, Inc.	1,976	101,389
Xcel Energy, Inc.	7,064	349,668
		6,525,034
Gas Utilities - 4.2%
Atmos Energy Corp.	1,464	128,891
National Fuel Gas Co.	1,189	68,938
New Jersey Resources Corp.	1,202	52,467
ONE Gas, Inc.	729	54,850
South Jersey Industries, Inc.	1,105	39,648
Southwest Gas Holdings, Inc.	662	52,642
Spire, Inc.	672	51,408
UGI Corp.	2,408	118,979
WGL Holdings, Inc.	712	59,993
		627,816
Independent Power and Renewable Electricity Producers - 2.0%
AES Corp.	9,184	101,392
Calpine Corp.*	5,019	73,779
Dynegy, Inc.*	1,827	17,210
NRG Energy, Inc.	4,397	109,529
		301,910
Multi-Utilities - 22.4%
Ameren Corp.	3,375	202,466
Avista Corp.	896	46,054
Black Hills Corp.	744	52,363
CenterPoint Energy, Inc.	5,996	177,601
CMS Energy Corp.	3,901	189,355
Consolidated Edison, Inc.	4,248	357,979
Dominion Energy, Inc.	8,750	689,237
DTE Energy Co.	2,496	280,351
NiSource, Inc.	4,500	120,915
NorthWestern Corp.	674	40,656
Public Service Enterprise Group, Inc.	7,038	329,660
SCANA Corp.	1,989	120,096
Sempra Energy	3,489	411,458
Vectren Corp.	1,154	75,714
WEC Energy Group, Inc.	4,390	286,316
		3,380,221
Water Utilities - 1.9%
American Water Works Co., Inc.	2,478	200,470
Aqua America, Inc.	2,470	82,498
		282,968
TOTAL COMMON STOCKS (Cost $10,604,711)		11,117,949

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 2.2%

REPURCHASE AGREEMENT(b) - 2.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $333,488 (Cost $333,479)	333,479	333,479
Total Investments - 75.9% (Cost $10,938,190)		11,451,428
Other Assets Less Liabilities - 24.1%		3,630,997
Net assets - 100.0%		15,082,425

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,878,504.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,376,007
Aggregate gross unrealized depreciation	(300,710)
Net unrealized appreciation	$3,075,297
Federal income tax cost	$10,948,344

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	1,458,933	$1,453,988	11/6/2018	Bank of America NA	1.07%	iShares® U.S. Utilities ETF	$(7,931)
USD	1,257,034	1,787,360	1/8/2018	Bank of America NA	1.43%	Dow Jones U.S. UtilitiesSM Index	672,554
USD	439,309	544,569	11/6/2017	Credit Suisse International	1.53%	Dow Jones U.S. UtilitiesSM Index	137,607
USD	488,687	638,242	11/6/2017	Morgan Stanley & Co. International plc	1.53%	Dow Jones U.S. UtilitiesSM Index	178,122
USD	2,789,486	3,121,583	11/6/2018	Morgan Stanley & Co. International plc	1.08%	iShares® U.S. Utilities ETF	316,444
USD	1,560,226	2,018,909	11/6/2017	Societe Generale	1.63%	Dow Jones U.S. UtilitiesSM Index	553,180
USD	8,861,568	9,481,148	11/6/2018	UBS AG	1.58%	Dow Jones U.S. UtilitiesSM Index	722,237
USD	16,855,243	$19,045,799					$2,572,213

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                                         U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 75.7%
Biotechnology - 63.7%
ACADIA Pharmaceuticals, Inc.*	6,798	242,077
Acceleron Pharma, Inc.*	2,151	83,373
Achillion Pharmaceuticals, Inc.*	7,615	38,913
Acorda Therapeutics, Inc.*	2,597	54,018
Adamas Pharmaceuticals, Inc.*	1,245	26,070
Aduro Biotech, Inc.*	3,893	47,300
Agios Pharmaceuticals, Inc.*	2,683	169,727
Aimmune Therapeutics, Inc.*	2,805	60,307
Akebia Therapeutics, Inc.*	2,617	43,809
Alder Biopharmaceuticals, Inc.*	3,720	36,456
Alexion Pharmaceuticals, Inc.*	12,523	1,783,400
Alkermes plc*	8,532	433,255
Alnylam Pharmaceuticals, Inc.*	5,081	435,594
AMAG Pharmaceuticals, Inc.*	1,951	32,582
Amarin Corp. plc, ADR*	14,672	49,738
Amgen, Inc.	17,444	3,101,020
Amicus Therapeutics, Inc.*	8,926	124,428
Aquinox Pharmaceuticals, Inc.*	1,304	19,051
Ardelyx, Inc.*	2,639	13,591
Arena Pharmaceuticals, Inc.*	2,111	48,933
Array BioPharma, Inc.*	9,512	92,076
Arrowhead Pharmaceuticals, Inc.*	4,165	11,662
Atara Biotherapeutics, Inc.*	1,622	25,546
Audentes Therapeutics, Inc.*	1,544	32,409
Avexis, Inc.*	1,774	165,603
BeiGene Ltd., ADR*	1,241	85,530
Bellicum Pharmaceuticals, Inc.*	1,843	19,960
BioCryst Pharmaceuticals, Inc.*	4,479	22,843
Biogen, Inc.*	10,929	3,459,684
BioMarin Pharmaceutical, Inc.*	9,718	876,466
Bioverativ, Inc.*	2	113
Bluebird Bio, Inc.*	2,537	316,744
Blueprint Medicines Corp.*	2,174	117,874
Cascadian Therapeutics, Inc.*	3	11
Celgene Corp.*	23,669	3,288,334
Celldex Therapeutics, Inc.*	6,966	17,136
ChemoCentryx, Inc.*	2,681	18,606
China Biologic Products Holdings, Inc.*	1,515	147,713
Clovis Oncology, Inc.*	2,493	189,643
Coherus Biosciences, Inc.*	2,856	41,269
Curis, Inc.*	8,006	16,332
Cytokinetics, Inc.*	2,801	41,595
DBV Technologies SA, ADR*	1,358	59,969
Eagle Pharmaceuticals, Inc.*	852	46,485
Editas Medicine, Inc.*	2,301	48,574
Enanta Pharmaceuticals, Inc.*	1,063	45,560
Epizyme, Inc.*	3,251	56,405
Esperion Therapeutics, Inc.*	1,425	70,424
Exelixis, Inc.*	16,291	476,349
FibroGen, Inc.*	4,391	211,646
Five Prime Therapeutics, Inc.*	1,601	54,306
Flexion Therapeutics, Inc.*	1,769	45,463
Foundation Medicine, Inc.*	1,986	80,036
Genomic Health, Inc.*	1,912	60,610
Geron Corp.*	8,866	19,239
Gilead Sciences, Inc.	41,731	3,493,302
Global Blood Therapeutics, Inc.*	2,429	73,842
Grifols SA, ADR	8,094	167,141
Halozyme Therapeutics, Inc.*	7,871	102,402
Immunomedics, Inc.*	6,137	77,572
Incyte Corp.*	10,455	1,436,622
Inovio Pharmaceuticals, Inc.*	5,015	29,789
Insmed, Inc.*	3,464	43,023
Insys Therapeutics, Inc.*	4,017	36,715
Intellia Therapeutics, Inc.*	2,007	42,207
Intercept Pharmaceuticals, Inc.*	1,392	162,321
Ionis Pharmaceuticals, Inc.*	6,902	370,085
Iovance Biotherapeutics, Inc.*	3,472	19,964
Ironwood Pharmaceuticals, Inc.*	7,467	119,099
Juno Therapeutics, Inc.*	5,909	243,864
Karyopharm Therapeutics, Inc.*	2,622	26,797
Kite Pharma, Inc.*	3,149	560,491
Lexicon Pharmaceuticals, Inc.*	5,861	88,736
Ligand Pharmaceuticals, Inc.*	1,170	150,778
Loxo Oncology, Inc.*	1,630	135,942
MacroGenics, Inc.*	1,950	36,875
MediciNova, Inc.*	1,923	10,423
Merrimack Pharmaceuticals, Inc.	7,376	10,031
Minerva Neurosciences, Inc.*	2,319	14,030
Momenta Pharmaceuticals, Inc.*	4,132	69,624
Myriad Genetics, Inc.*	3,794	115,679
NantKwest, Inc.*	4,575	28,502
Neurocrine Biosciences, Inc.*	4,905	277,623
NewLink Genetics Corp.*	1,627	13,211
Novavax, Inc.*	15,740	16,527
OncoMed Pharmaceuticals, Inc.*	2,095	10,412
Ophthotech Corp.*	1,996	6,188
OPKO Health, Inc.*	31,154	199,386
Organovo Holdings, Inc.*	5,816	12,097
Otonomy, Inc.*	1,686	6,070
PDL BioPharma, Inc.*	8,964	27,968
Portola Pharmaceuticals, Inc.*	3,175	201,454
Progenics Pharmaceuticals, Inc.*	3,912	26,328
Prothena Corp. plc*	2,117	130,068
PTC Therapeutics, Inc.*	2,297	47,663
Radius Health, Inc.*	2,416	90,914
Regeneron Pharmaceuticals, Inc.*	5,661	2,812,951
REGENXBIO, Inc.*	1,717	39,062
Repligen Corp.*	1,899	82,929
Retrophin, Inc.*	2,127	51,899
Rigel Pharmaceuticals, Inc.*	6,817	17,383
Sage Therapeutics, Inc.*	2,080	171,080
Sangamo Therapeutics, Inc.*	4,642	61,971
Sarepta Therapeutics, Inc.*	3,484	140,370
Seattle Genetics, Inc.*	7,947	417,456
Seres Therapeutics, Inc.*	2,250	31,568
Shire plc, ADR	4,361	651,490
Spark Therapeutics, Inc.*	2,033	167,377
Spectrum Pharmaceuticals, Inc.*	4,477	43,696
Synergy Pharmaceuticals, Inc.*	12,526	37,327
TESARO, Inc.*	3,001	387,549
Trevena, Inc.*	3,248	7,795
Ultragenyx Pharmaceutical, Inc.*	2,357	134,490
United Therapeutics Corp.*	2,508	328,046
Vanda Pharmaceuticals, Inc.*	2,482	42,690
Versartis, Inc.*	1,963	37,297
Vertex Pharmaceuticals, Inc.*	10,954	1,758,555
XBiotech, Inc.*	1,966	10,066
Xencor, Inc.*	2,600	56,212
		33,326,881
Health Care Equipment & Supplies - 0.2%
Cerus Corp.*	5,839	13,721
Novocure Ltd.*	4,910	100,655
		114,376
Health Care Technology - 0.0%(b)
NantHealth, Inc.*	6,776	18,769

Life Sciences Tools & Services - 5.6%
Bio-Techne Corp.	2,080	257,462
Compugen Ltd.*	2,848	8,686
Illumina, Inc.*	7,625	1,559,007
INC Research Holdings, Inc., Class A*	5,741	336,997
Luminex Corp.	2,447	47,301
NanoString Technologies, Inc.*	1,399	21,615

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)

Pacific Biosciences of California, Inc.*	6,424	31,799
PRA Health Sciences, Inc.*	3,478	269,197
QIAGEN NV*	12,680	407,916
		2,939,980
Pharmaceuticals - 6.2%
Aerie Pharmaceuticals, Inc.*	1,950	111,832
Amphastar Pharmaceuticals, Inc.*	2,548	40,793
ANI Pharmaceuticals, Inc.*	647	31,056
Aralez Pharmaceuticals, Inc.*	3,666	4,472
Aratana Therapeutics, Inc.*	2,360	13,476
Avadel Pharmaceuticals plc, ADR*	2,252	20,718
Cempra, Inc.*	2,924	8,918
Clearside Biomedical, Inc.*	1,409	9,849
Collegium Pharmaceutical, Inc.*	1,641	16,476
Depomed, Inc.*	3,471	21,104
Dermira, Inc.*	2,313	54,564
Endo International plc*	12,426	109,225
Foamix Pharmaceuticals Ltd.*	2,072	10,692
GW Pharmaceuticals plc, ADR*	1,305	138,095
Horizon Pharma plc*	9,062	123,968
Impax Laboratories, Inc.*	4,104	88,852
Innoviva, Inc.*	6,091	85,518
Intra-Cellular Therapies, Inc.*	2,418	44,612
Jazz Pharmaceuticals plc*	3,344	499,460
Medicines Co. (The)*	4,018	147,420
Mylan NV*	29,851	939,709
Nektar Therapeutics*	8,641	181,720
Omeros Corp.*	2,448	50,111
Pacira Pharmaceuticals, Inc.*	2,233	85,077
Paratek Pharmaceuticals, Inc.*	1,531	43,174
Revance Therapeutics, Inc.*	1,687	41,416
Sucampo Pharmaceuticals, Inc., Class A*	2,588	30,409
Supernus Pharmaceuticals, Inc.*	2,801	128,286
Teligent, Inc.*	2,963	20,474
Theravance Biopharma, Inc.*	2,973	97,128
Zogenix, Inc.*	1,382	16,377
		3,214,981
TOTAL COMMON STOCKS (Cost $38,751,905)		39,614,987

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 11.0%

REPURCHASE AGREEMENT(c) - 11.0%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $5,743,689 (Cost $5,743,532)	5,743,532	5,743,532

Total Investments - 86.7% (Cost $44,495,437)		45,358,519
Other Assets Less Liabilities - 13.3%		6,943,122
Net assets - 100.0%		52,301,641

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,669,602.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,626,020
Aggregate gross unrealized depreciation	(4,041,998)
Net unrealized appreciation	$9,584,022
Federal income tax cost	$45,364,605

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	22,428,131	$26,458,010	1/8/2018	Bank of America NA	1.28%	NASDAQ Biotechnology Index®	$3,941,576
USD	74,420	95,120	11/6/2018	Goldman Sachs International	1.70%	NASDAQ Biotechnology Index®	20,176
USD	60,209,488	64,323,268	11/6/2017	Societe Generale	1.48%	NASDAQ Biotechnology Index®	4,025,981
USD	24,731,205	26,361,703	11/6/2018	UBS AG	1.23%	NASDAQ Biotechnology Index®	1,602,375
USD	107,443,244	$117,238,101					$9,590,108

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

UltraPro Financial Select Sector

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 59.2%
Banks - 25.9%
Bank of America Corp.	46,371	1,107,803
BB&T Corp.	3,780	174,220
Citigroup, Inc.	12,828	872,689
Citizens Financial Group, Inc.	2,360	78,187
Comerica, Inc.	825	56,306
Fifth Third Bancorp	3,495	91,325
Huntington Bancshares, Inc.	5,065	63,769
JPMorgan Chase & Co.	16,554	1,504,593
KeyCorp	5,106	87,874
M&T Bank Corp.	716	105,868
People’s United Financial, Inc.	1,604	26,787
PNC Financial Services Group, Inc. (The)	2,254	282,674
Regions Financial Corp.	5,601	79,030
SunTrust Banks, Inc.	2,253	124,140
US Bancorp	7,381	378,276
Wells Fargo & Co.	20,957	1,070,274
Zions Bancorp	944	41,215
		6,145,030
Capital Markets - 12.1%
Affiliated Managers Group, Inc.	264	46,646
Ameriprise Financial, Inc.	710	98,342
Bank of New York Mellon Corp. (The)	4,845	253,297
BlackRock, Inc.	565	236,741
CBOE Holdings, Inc.	429	43,282
Charles Schwab Corp. (The)	5,670	226,233
CME Group, Inc.	1,583	199,141
E*TRADE Financial Corp.*	1,279	52,452
Franklin Resources, Inc.	1,595	68,952
Goldman Sachs Group, Inc. (The)	1,705	381,477
Intercontinental Exchange, Inc.	2,759	178,425
Invesco Ltd.	1,895	62,118
Moody’s Corp.	775	103,873
Morgan Stanley	6,637	301,983
Nasdaq, Inc.	532	40,102
Northern Trust Corp.	1,006	89,031
Raymond James Financial, Inc.	598	46,835
S&P Global, Inc.	1,201	185,350
State Street Corp.	1,647	152,331
T. Rowe Price Group, Inc.	1,125	94,905
		2,861,516
Consumer Finance - 3.0%
American Express Co.	3,498	301,178
Capital One Financial Corp.	2,250	179,123
Discover Financial Services	1,771	104,400
Navient Corp.	1,328	17,530
Synchrony Financial	3,590	110,536
		712,767
Diversified Financial Services - 6.9%
Berkshire Hathaway, Inc., Class B*	8,851	1,603,448
Leucadia National Corp.	1,508	35,709
		1,639,157
Insurance - 11.3%
Aflac, Inc.	1,849	152,635
Allstate Corp. (The)	1,698	153,669
American International Group, Inc.	4,098	247,847
Aon plc	1,220	169,775
Arthur J Gallagher & Co.	836	48,405
Assurant, Inc.	255	24,146
Brighthouse Financial, Inc.*	457	26,081
Chubb Ltd.	2,175	307,589
Cincinnati Financial Corp.	699	53,711
Everest Re Group Ltd.	192	48,476
Hartford Financial Services Group, Inc. (The)	1,713	92,622
Lincoln National Corp.	1,044	70,846
Loews Corp.	1,287	59,949
Marsh & McLennan Cos., Inc.	2,402	187,548
MetLife, Inc.	5,034	235,742
Principal Financial Group, Inc.	1,250	78,150
Progressive Corp. (The)	2,707	125,821
Prudential Financial, Inc.	1,998	203,956
Torchmark Corp.	507	39,024
Travelers Cos., Inc. (The)	1,301	157,655
Unum Group	1,063	51,215
Willis Towers Watson plc	592	87,894
XL Group Ltd.	1,218	49,889
		2,672,645
Mortgage Real Estate Investment Trusts (REITs) - 0.0%(b)
ARMOUR Residential REIT, Inc.	3	79

TOTAL COMMON STOCKS (Cost $13,814,397)		14,031,194

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 1.6%

REPURCHASE AGREEMENT(c) - 1.6%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $390,164 (Cost $390,154)	390,154	390,154

Total Investments - 60.8% (Cost $14,204,551)		14,421,348
Other Assets Less Liabilities - 39.2%		9,304,326
Net assets - 100.0%		23,725,674

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $9,812,593.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,939,043
Aggregate gross unrealized depreciation	(1,109,905)
Net unrealized appreciation	$7,829,138
Federal income tax cost	$14,262,768

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Financial Select Sector had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	1,542,918	$2,000,500	11/6/2017	Bank of America NA	1.48%	S&P Financial Select Sector Index	$480,343
USD	24,574,157	25,482,872	11/6/2018	Credit Suisse International	1.38%	S&P Financial Select Sector Index	944,260
USD	937,756	2,845,685	11/6/2017	Deutsche Bank AG	1.35%	S&P Financial Select Sector Index	2,004,221
USD	4,874,847	4,040,769	1/8/2018	Goldman Sachs International	1.70%	S&P Financial Select Sector Index	(814,295)
USD	17,446,938	17,965,963	11/6/2017	Morgan Stanley & Co. International plc	1.63%	S&P Financial Select Sector Index	570,725
USD	2,759,357	4,303,298	11/6/2017	Societe Generale	1.73%	S&P Financial Select Sector Index	1,628,268
USD	(2,242,860)	512,215	1/8/2018	UBS AG	1.58%	S&P Financial Select Sector Index	2,857,036
USD	49,893,113	$57,151,302					$7,670,558

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 44.8%

REPURCHASE AGREEMENT(a) - 44.8%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $5,314,933 (Cost $5,314,788)	5,314,788	5,314,788

Total Investments - 44.8% (Cost $5,314,788)		5,314,788
Other Assets Less Liabilities - 55.2%		6,559,800
Net assets - 100.0%		11,874,588

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,463,020
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3,463,020
Federal income tax cost	$5,314,788

Swap Agreements(2)

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	7,628,136	$8,208,239	11/6/2018	Bank of America NA	1.38%	iShares® MSCI EAFE ETF	$546,091
USD	1,286,179	1,399,628	11/6/2017	Citibank NA	1.60%	iShares® MSCI EAFE ETF	101,992
USD	3,495,438	5,092,982	11/6/2018	Credit Suisse International	0.93%	iShares® MSCI EAFE ETF	1,564,454
USD	639,269	738,565	11/7/2017	Goldman Sachs International	1.75%	iShares® MSCI EAFE ETF	91,117
USD	639,466	1,293,940	11/6/2017	Morgan Stanley & Co. International plc	1.38%	iShares® MSCI EAFE ETF	572,030
USD	1,673,556	1,783,048	11/6/2017	Societe Generale	1.93%	iShares® MSCI EAFE ETF	88,707
USD	4,651,674	5,212,721	11/6/2017	UBS AG	1.43%	iShares® MSCI EAFE ETF	498,629
USD	20,013,718	$23,729,123					$3,463,020

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 93.2%

REPURCHASE AGREEMENT(a) - 55.5%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $22,022,975 (Cost $22,022,373)	22,022,373	22,022,373

U.S. TREASURY OBLIGATION - 37.7%
U.S. Treasury Bills 0.96%, 12/7/2017(b) (Cost $14,961,180)	15,000,000	14,960,751
TOTAL SHORT-TERM INVESTMENTS (Cost $36,983,553)		36,983,124

Total Investments - 93.2% (Cost $36,983,553)		36,983,124
Other Assets Less Liabilities - 6.8%		2,687,243
Net assets - 100.0%		39,670,367

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	The rate shown was the current yield as of August 31, 2017.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,075,131
Aggregate gross unrealized depreciation	(428)
Net unrealized appreciation	$9,074,703
Federal income tax cost	$36,983,553

Swap Agreements(2)

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	11,668,777	$12,434,460	11/6/2018	Bank of America NA	1.53%	iShares® MSCI Emerging Markets ETF	$736,182
USD	2,642,392	3,947,048	11/6/2017	Citibank NA	1.60%	iShares® MSCI Emerging Markets ETF	1,221,425
USD	18,846,093	19,687,798	11/6/2017	Credit Suisse International	1.03%	iShares® MSCI Emerging Markets ETF	738,847
USD	771,901	947,326	11/6/2018	Goldman Sachs International	1.10%	iShares® MSCI Emerging Markets ETF	171,135
USD	13,904,046	15,807,752	11/6/2018	Morgan Stanley & Co. International plc	0.98%	iShares® MSCI Emerging Markets ETF	1,853,628
USD	15,514,824	16,904,886	11/6/2018	Societe Generale	0.88%	iShares® MSCI Emerging Markets ETF	1,357,603
USD	6,581,222	9,679,862	11/6/2018	UBS AG	1.03%	iShares® MSCI Emerging Markets ETF	2,996,311
USD	69,929,255	$79,409,132					$9,075,131

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra FTSE Europe

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 63.1%

REPURCHASE AGREEMENT(a) - 63.1%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $9,212,065 (Cost $9,211,814)	9,211,814	9,211,814

Total Investments - 63.1% (Cost $9,211,814)		9,211,814
Other Assets Less Liabilities - 36.9%		5,381,196
Net assets - 100.0%		14,593,010

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,454,121
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3,454,121
Federal income tax cost	$9,211,814

Swap Agreements(2)

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	1,364,325	$1,529,807	11/6/2017	Bank of America NA	1.28%	Vanguard® FTSE Europe ETF Shares	$160,193
USD	1,103,262	1,185,658	11/6/2017	Citibank NA	1.40%	Vanguard® FTSE Europe ETF Shares	69,552
USD	3,591,337	3,654,732	11/6/2017	Credit Suisse International	1.03%	Vanguard® FTSE Europe ETF Shares	40,908
USD	1,167,074	1,336,421	11/7/2017	Goldman Sachs International	1.00%	Vanguard® FTSE Europe ETF Shares	160,417
USD	6,165,025	7,786,484	11/6/2017	Morgan Stanley & Co. International plc	0.73%	Vanguard® FTSE Europe ETF Shares	1,600,415
USD	7,766,106	8,419,334	11/6/2017	Societe Generale	1.23%	Vanguard® FTSE Europe ETF Shares	618,069
USD	4,449,106	5,301,787	11/6/2017	UBS AG	1.23%	Vanguard® FTSE Europe ETF Shares	804,567
USD	25,606,235	$29,214,223					$3,454,121

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 74.5%

REPURCHASE AGREEMENT(a) - 74.5%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $12,369,968 (Cost $12,369,630)	12,369,630	12,369,630

Total Investments - 74.5% (Cost $12,369,630)		12,369,630
Other Assets Less Liabilities - 25.5%		4,241,195
Net assets - 100.0%		16,610,825

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,316,476
Aggregate gross unrealized depreciation	(526,360)
Net unrealized appreciation	$1,790,116
Federal income tax cost	$12,369,630

Swap Agreements(2)

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	2,888,151	$4,296,256	11/6/2017	Bank of America NA	0.73%	iShares® MSCI Brazil Capped ETF	$1,397,188
USD	13,584,573	13,111,387	11/6/2018	Credit Suisse International	0.73%	iShares® MSCI Brazil Capped ETF	(526,347)
USD	1,007,239	1,297,745	11/6/2017	Morgan Stanley & Co. International plc	1.43%	iShares® MSCI Brazil Capped ETF	274,614
USD	3,136,603	3,815,843	11/6/2017	Societe Generale	1.48%	iShares® MSCI Brazil Capped ETF	644,674
USD	10,588,191	10,672,991	11/6/2018	UBS AG	1.23%	iShares® MSCI Brazil Capped ETF	(13)
USD	31,204,757	$33,194,222					$1,790,116

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 50

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 48.2%

REPURCHASE AGREEMENT(a) - 48.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $25,332,747 (Cost $25,332,055)	25,332,055	25,332,055

Total Investments - 48.2% (Cost $25,332,055)		25,332,055
Other Assets Less Liabilities - 51.8%		27,236,538
Net assets - 100.0%		52,568,593

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,045,728
Aggregate gross unrealized depreciation	(1,872,312)
Net unrealized appreciation	$13,173,416
Federal income tax cost	$25,332,055

Swap Agreements(2)

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	9,557,561	$9,821,584	11/6/2018	Bank of America NA	1.33%	iShares® China Large-Cap ETF	$254,448
USD	20,752,758	18,957,714	11/6/2017	Credit Suisse International	0.98%	iShares® China Large-Cap ETF	(1,872,312)
USD	11,595,415	17,757,914	11/7/2017	Goldman Sachs International	(0.30)%	iShares® China Large-Cap ETF	6,412,499
USD	3,732,804	4,200,097	11/6/2017	Morgan Stanley & Co. International plc	1.03%	iShares® China Large-Cap ETF	449,687
USD	24,816,089	28,776,922	11/6/2018	Societe Generale	0.73%	iShares® China Large-Cap ETF	3,895,654
USD	21,849,179	25,767,131	11/6/2017	UBS AG	0.23%	iShares® China Large-Cap ETF	4,033,440
USD	92,303,806	$105,281,362					$13,173,416

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD	U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 63.4%

REPURCHASE AGREEMENT(a) - 63.4%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $6,889,084 (Cost $6,888,897)	6,888,897	6,888,897
Total Investments - 63.4% (Cost $6,888,897)		6,888,897
Other Assets Less Liabilities - 36.6%		3,978,679
Net assets - 100.0%		10,867,576

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,422,888
Aggregate gross unrealized depreciation	(62,362)
Net unrealized appreciation	$2,360,526
Federal income tax cost	$6,888,897

Swap Agreements(2)

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	9,814,382	$10,520,586	12/6/2017	Bank of America NA	1.58%	iShares® MSCI Japan ETF	$659,121
USD	1,143,136	1,408,173	11/6/2017	Credit Suisse International	1.43%	iShares® MSCI Japan ETF	250,407
USD	10,000	10,491	11/6/2018	Goldman Sachs International	1.65%	iShares® MSCI Japan ETF	444
USD	7,242,727	8,369,536	12/6/2017	Morgan Stanley & Co. International plc	0.93%	iShares® MSCI Japan ETF	1,063,971
USD	823,183	1,298,421	12/6/2017	Societe Generale	1.63%	iShares® MSCI Japan ETF	448,945
USD	184,271	125,364	11/6/2018	UBS AG	1.23%	iShares® MSCI Japan ETF	(62,362)
USD	19,217,699	$21,732,571					$2,360,526

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                                         U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Capped IMI

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 39.3%

REPURCHASE AGREEMENT(a) - 39.3%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $3,904,129 (Cost $3,904,022)	3,904,022	3,904,022

Total Investments - 39.3% (Cost $3,904,022)		3,904,022
Other Assets Less Liabilities - 60.7%		6,029,862
Net assets - 100.0%		9,933,884

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,290,827
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3,290,827
Federal income tax cost	$3,904,022

Swap Agreements(2)

Ultra MSCI Mexico Capped IMI had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	2,428,818	$2,507,855	11/7/2017	Bank of America NA	1.23%	iShares® MSCI Mexico Capped ETF	$66,324
USD	1,772,675	2,721,512	11/6/2018	Credit Suisse International	1.03%	iShares® MSCI Mexico Capped ETF	932,298
USD	472,543	492,243	11/6/2017	Goldman Sachs International	1.45%	iShares® MSCI Mexico Capped ETF	17,263
USD	1,725,733	1,819,980	11/7/2017	Morgan Stanley & Co. International plc	1.43%	iShares® MSCI Mexico Capped ETF	87,451
USD	2,401,120	3,300,106	11/6/2018	Societe Generale	1.23%	iShares® MSCI Mexico Capped ETF	878,432
USD	7,740,614	9,082,561	12/6/2018	UBS AG	1.03%	iShares® MSCI Mexico Capped ETF	1,309,059
USD	16,541,503	$19,924,257					$3,290,827

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

(3)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                                         U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 76.0%

U.S. Treasury Bonds
7.50%, 11/15/2024	224,000	308,368
7.63%, 2/15/2025	198,000	276,396
6.88%, 8/15/2025	206,000	280,466
6.00%, 2/15/2026	424,000	555,606
6.75%, 8/15/2026	203,000	281,329
6.50%, 11/15/2026	270,000	370,596
6.63%, 2/15/2027	185,000	257,193
6.38%, 8/15/2027	207,000	286,452
U.S. Treasury Notes
2.25%, 11/15/2024	3,483,000	3,549,939
2.00%, 2/15/2025	3,483,000	3,484,905
2.13%, 5/15/2025	3,482,000	3,510,835
2.00%, 8/15/2025	3,483,000	3,475,653
2.25%, 11/15/2025	3,483,000	3,537,150
1.63%, 2/15/2026	3,327,000	3,213,674
1.63%, 5/15/2026	3,330,000	3,209,808
1.50%, 8/15/2026	3,336,000	3,175,194
2.00%, 11/15/2026	3,325,000	3,295,127
2.25%, 2/15/2027	3,325,000	3,362,666
2.38%, 5/15/2027	3,324,000	3,396,453
2.25%, 8/15/2027	1,214,000	1,227,752
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,751,489)		41,055,562

SHORT-TERM INVESTMENT - 19.7%

REPURCHASE AGREEMENT(a) - 19.7%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $10,659,408 (Cost $10,659,116)	10,659,116	10,659,116

Total Investments - 95.7% (Cost $51,410,605)		51,714,678
Other Assets Less Liabilities - 4.3%		2,331,732
Net assets - 100.0%		54,046,410

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,655,854
Aggregate gross unrealized depreciation	(137,297)
Net unrealized appreciation	$1,518,557
Federal income tax cost	$51,688,504

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
U.S. Treasury 10 Year Note	11	12/19/2017	USD	$1,396,828	$2,484

Cash collateral in the amount of $13,915 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

Swap Agreements

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	17,239,988	$18,800,314	11/6/2018	Citibank NA	1.08%	ICE U.S. Treasury 7-10 Year Bond Index	$1,420,196
USD	46,692,767	46,854,149	3/6/2018	Goldman Sachs International	0.78%	ICE U.S. Treasury 7-10 Year Bond Index	69,703
USD	63,932,755	$65,654,463					$1,489,899

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                                    U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS(a) - 80.9%
U.S. Treasury Bonds
4.38%, 2/15/2038	207,600	270,075
4.50%, 5/15/2038	234,300	309,788
3.50%, 2/15/2039	384,100	444,146
4.25%, 5/15/2039	356,300	456,482
4.50%, 8/15/2039	380,600	503,998
4.38%, 11/15/2039	409,800	534,085
4.63%, 2/15/2040	681,900	919,286
4.38%, 5/15/2040	574,000	749,294
3.88%, 8/15/2040	498,000	606,821
4.25%, 11/15/2040	526,000	676,239
4.75%, 2/15/2041	578,600	796,298
4.38%, 5/15/2041	448,200	587,352
3.75%, 8/15/2041	496,900	595,698
3.13%, 11/15/2041	448,100	486,329
3.13%, 2/15/2042	559,200	606,688
3.00%, 5/15/2042	471,400	500,236
2.75%, 8/15/2042	721,700	731,680
2.75%, 11/15/2042	888,800	900,049
3.13%, 2/15/2043	901,600	975,348
2.88%, 5/15/2043	1,270,000	1,313,359
3.63%, 8/15/2043	1,051,800	1,237,508
3.75%, 11/15/2043	1,269,000	1,525,179
3.63%, 2/15/2044	1,277,600	1,505,871
3.38%, 5/15/2044	1,285,100	1,453,569
3.13%, 8/15/2044	1,285,300	1,391,136
3.00%, 11/15/2044	1,286,200	1,360,257
2.50%, 2/15/2045	1,285,300	1,230,876
3.00%, 5/15/2045	1,285,200	1,357,693
2.88%, 8/15/2045	1,286,200	1,325,791
3.00%, 11/15/2045	1,285,100	1,356,784
2.50%, 2/15/2046	1,193,800	1,140,079
2.50%, 5/15/2046	1,194,000	1,139,524
2.25%, 8/15/2046	1,194,100	1,078,795
2.88%, 11/15/2046	1,192,200	1,227,966
3.00%, 2/15/2047	1,194,000	1,260,789
3.00%, 5/15/2047	1,193,900	1,261,337
2.75%, 8/15/2047	453,000	455,300
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,874,767)		34,271,705

SHORT-TERM INVESTMENT(a) - 12.2%

REPURCHASE AGREEMENT(b) - 12.2%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $5,149,355 (Cost $5,149,215)	5,149,215	5,149,215

Total Investments - 93.1% (Cost $41,023,982)		39,420,920
Other Assets Less Liabilities - 6.9%		2,934,095
Net assets - 100.0%		42,355,015

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,603,954.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,069,389
Aggregate gross unrealized depreciation	(3,631,163)
Net unrealized depreciation	$(1,561,774)
Federal income tax cost	$41,026,443

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2017:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
U.S. Treasury Long Bond	10	12/19/2017	USD	$1,560,938	$4,770

Cash collateral in the amount of $33,000 was pledged to cover margin requirements for open futures contracts as of August 31, 2017.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(2)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
USD	18,843,938	$17,216,287	11/6/2017	Bank of America NA	0.97%	ICE U.S. Treasury 20+ Year Bond Index	$(1,755,917)
USD	23,360,612	25,374,461	11/6/2018	Citibank NA	1.08%	ICE U.S. Treasury 20+ Year Bond Index	1,896,094
USD	6,581,669	6,533,500	12/6/2017	Morgan Stanley & Co. International plc	1.23%	ICE U.S. Treasury 20+ Year Bond Index	(101,198)
USD	48,786,219	$49,124,248					$38,979

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                                    U.S. Dollar

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

August 31, 2017 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND - 73.0%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $2,370,425)	27,163	2,406,642

	Principal Amount ($)

SHORT-TERM INVESTMENT - 2.9%

REPURCHASE AGREEMENT(a) - 2.9%
Repurchase Agreements with various counterparties, rates 0.70% - 1.06%, dated 8/31/2017, due 9/1/2017, total to be received $96,628 (Cost $96,625)	96,625	96,625

Total Investments - 75.9% (Cost $2,467,050)		2,503,267
Other Assets Less Liabilities - 24.1%		795,182
Net assets - 100.0%		3,298,449

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of August 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$360,639
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$360,639
Federal income tax cost	$2,467,050

Swap Agreements(2)

Ultra High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2017:

Notional Amount		Value	Termination Date(3)	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
USD	965,997	$1,040,793	2/20/2018	Citibank NA	0.98%	iShares® iBoxx $ High Yield Corporate Bond ETF	$68,466
USD	2,183,495	2,380,873	12/7/2017	Credit Suisse International	(0.52)%	iShares® iBoxx $ High Yield Corporate Bond ETF	204,535
USD	697,615	752,621	11/2/2018	Goldman Sachs International	0.95%	iShares® iBoxx $ High Yield Corporate Bond ETF	51,422
USD	3,847,107	$4,174,287					$324,423

(1)

Reflects the floating financing rate, as of August 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(2)

In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

(3)	Agreements may be terminated at will by either party without penalty.

Abbreviations

USD                                                    U.S. Dollar

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedules of Portfolio Investments

August 31, 2017 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 125 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each business day. The NAV of Short 7-10 Year Treasury, Short 20+ Year Treasury, UltraShort 3-7 Year Treasury, UltraShort 7-10 Year Treasury, UltraShort 20+ Year Treasury, UltraShort TIPS, UltraPro Short 20+ Year Treasury, Ultra 7-10 Year Treasury and Ultra 20+ Year Treasury is generally determined at 3:00 p.m. (Eastern Time) on each business day.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments had a compliance date of August 1, 2017, and are reflected in the Funds’ filing of Form N-Q for the period ending August 31, 2017.  The Funds’ compliance date for Form N-PORT is June 1, 2018, and the Funds will make their initial filing on Form N-PORT for the period ending June 30, 2018.  The Funds’ compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending May 31, 2019. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity and bond futures contracts are generally valued at the official futures settlement price.  These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied.

Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and is typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1— Quoted prices in active markets for identical assets.

•   Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 3, or Level 2 and 3 as of August 31, 2017, based on levels assigned to securities on May 31, 2017. Transfers between Level 1 and 2 are included in a summary of the valuations below.

The following is a summary of the valuations as of August 31, 2017, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Short S&P500®	$—	$—	$(1,277,595)	$—	$—	$1,843,240,340	$470,510,110	$(218,745,900)	$2,313,750,450	$(220,023,495)
Short QQQ®	—	—	(487,754)	—	—	314,384,486	153,951,012	(53,289,972)	468,335,498	(53,777,726)
Short Dow30SM	—	—	(106,521)	—	—	263,498,921	77,123,386	(62,423,786)	340,622,307	(62,530,307)
Short MidCap400	—	—	13,102	—	—	—	14,488,525	(5,447,973)	14,488,525	(5,434,871)
Short Russell2000	—	—	255,044	—	—	287,352,321	163,792,028	(73,318,877)	451,144,349	(73,063,833)
Short SmallCap600	—	—	—	—	—	—	6,032,321	(3,170,970)	6,032,321	(3,170,970)
UltraShort S&P500®	—	—	(1,350,019)	—	—	1,429,158,990	347,491,588	(336,938,719)	1,776,650,578	(338,288,738)
UltraShort QQQ®	—	—	(509,689)	—	—	392,240,352	90,358,819	(130,742,276)	482,599,171	(131,251,965)
UltraShort Dow30SM	—	—	7,853	—	—	244,000,638	90,708,038	(100,772,642)	334,708,676	(100,764,789)
UltraShort MidCap400	—	—	13,929	—	—	—	5,489,701	(4,308,310)	5,489,701	(4,294,381)
UltraShort Russell2000	—	—	68,302	—	—	179,733,535	135,673,778	(62,054,021)	315,407,313	(61,985,719)
UltraShort SmallCap600	—	—	—	—	—	—	2,430,833	(1,426,971)	2,430,833	(1,426,971)
UltraPro Short S&P500®	—	—	(825,895)	—	—	705,619,595	226,149,030	(212,219,100)	931,768,625	(213,044,995)
UltraPro Short QQQ®	—	—	(1,216,891)	—	—	688,532,514	311,418,951	(390,133,990)	999,951,465	(391,350,881)
UltraPro Short Dow30SM	—	—	(11,141)	—	—	203,567,733	66,752,065	(71,308,786)	270,319,798	(71,319,927)
UltraPro Short MidCap400	—	—	6,341	—	—	—	2,639,676	(2,019,926)	2,639,676	(2,013,585)
UltraPro Short Russell2000	—	—	36,920	—	—	104,858,574	84,150,179	(46,071,319)	189,008,753	(46,034,399)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Short Basic Materials	$—	$—	$—	$—	$—	$—	$2,072,279	$(1,022,658)	$2,072,279	$(1,022,658)
Short Financials	—	—	—	—	—	14,997,110	15,262,507	(10,885,175)	30,259,617	(10,885,175)
Short Oil & Gas	—	—	—	—	—	—	2,736,213	(1,157,213)	2,736,213	(1,157,213)
Short Real Estate	—	—	—	—	—	—	14,079,720	(3,541,668)	14,079,720	(3,541,668)
Short S&P Regional Banking	—	—	—	—	—	—	1,848,489	(395,491)	1,848,489	(395,491)
UltraShort Basic Materials	—	—	—	—	—	—	6,377,379	(3,068,386)	6,377,379	(3,068,386)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	38,185,173	(27,205,403)	38,185,173	(27,205,403)
UltraShort Consumer Goods	—	—	—	—	—	—	1,923,492	(739,621)	1,923,492	(739,621)
UltraShort Consumer Services	—	—	—	—	—	—	2,233,443	(606,926)	2,233,443	(606,926)
UltraShort Financials	—	—	—	—	—	44,970,435	9,435,372	(32,721,347)	54,405,807	(32,721,347)
UltraShort Gold Miners	—	—	—	—	—	—	3,675,148	(2,062,686)	3,675,148	(2,062,686)
UltraShort Health Care	—	—	—	—	—	—	1,126,454	(194,966)	1,126,454	(194,966)
UltraShort Industrials	—	—	—	—	—	—	3,328,927	(1,909,218)	3,328,927	(1,909,218)
UltraShort Oil & Gas	—	—	—	—	—	14,994,683	9,139,681	1,035,434	24,134,364	1,035,434
UltraShort Oil & Gas Exploration & Production	—	—	—	—	—	—	696,157	(669,182)	696,157	(669,182)
UltraShort Real Estate	—	—	—	—	—	24,991,138	11,289,597	(9,793,312)	36,280,735	(9,793,312)
UltraShort Semiconductors	—	—	—	—	—	—	5,509,948	(3,893,361)	5,509,948	(3,893,361)
UltraShort Technology	—	—	—	—	—	—	3,303,914	(2,608,550)	3,303,914	(2,608,550)
UltraShort Utilities	—	—	—	—	—	—	6,574,741	(3,901,177)	6,574,741	(3,901,177)
UltraPro Short Nasdaq Biotechnology	—	—	—	—	—	—	1,255,144	(2,250,962)	1,255,144	(2,250,962)
UltraPro Short Financial Select Sector	—	—	—	—	—	—	1,799,875	(1,536,243)	1,799,875	(1,536,243)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Short MSCI EAFE	$—	$—	$—	$—	$—	$14,997,110	$7,994,026	$(5,646,564)	$22,991,136	$(5,646,564)
Short MSCI Emerging Markets	—	—	—	—	—	114,938,040	44,838,476	(25,262,058)	159,776,516	(25,262,058)
Short FTSE China 50	—	—	—	—	—	—	5,916,039	(1,251,842)	5,916,039	(1,251,842)
UltraShort MSCI EAFE	—	—	—	—	—	—	3,436,078	(1,422,054)	3,436,078	(1,422,054)
UltraShort MSCI Emerging Markets	—	—	—	—	—	34,972,362	13,716,449	(15,235,812)	48,688,811	(15,235,812)
UltraShort FTSE Europe	—	—	—	—	—	19,992,911	21,973,676	(16,087,873)	41,966,587	(16,087,873)
UltraShort MSCI Brazil Capped	—	—	—	—	—	14,994,683	17,145,247	(21,050,618)	32,139,930	(21,050,618)
UltraShort FTSE China 50	—	—	—	—	—	19,992,911	17,958,369	(17,102,876)	37,951,280	(17,102,876)
UltraShort MSCI Japan	—	—	—	—	—	—	7,208,170	(5,957,415)	7,208,170	(5,957,415)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	—	678,093	(329,576)	678,093	(329,576)
Short 7-10 Year Treasury	—	—	(2,404)	—	—	—	35,260,145	(683,317)	35,260,145	(685,721)
Short 20+ Year Treasury	—	—	(33,861)	—	—	472,074,903	165,186,782	(20,712,143)	637,261,685	(20,746,004)
Short High Yield	—	—	—	—	—	99,861,351	80,514,176	(42,756,917)	180,375,527	(42,756,917)
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	2,491,857	(6,488)	2,491,857	(6,488)
UltraShort 7-10 Year Treasury	—	—	(4,540)	—	—	99,972,643	25,870,710	987,077	125,843,353	982,537
UltraShort 20+ Year Treasury	—	—	(14,307)	—	—	1,784,336,212	554,256,239	(280,799,682)	2,338,592,451	(280,813,989)
UltraShort TIPS	—	—	—	—	—	—	1,069,024	(137,857)	1,069,024	(137,857)
UltraPro Short 20+ Year Treasury	—	—	(377)	—	—	—	72,146,102	(8,355,727)	72,146,102	(8,356,104)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest		Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra S&P500®	$1,359,922,807	$—	$1,218,361	$—		$—	$—	$112,425,628	$426,474,275	$1,472,348,435	$427,692,636
Ultra QQQ®	930,176,359	—	4,446,921	—		—	—	70,705,152	311,832,709	1,000,881,511	316,279,630
Ultra Dow30SM	231,468,300	—	316,625	—		—	—	47,186,823	54,654,809	278,655,123	54,971,434
Ultra MidCap400	121,203,830	—	19,621	—		—	—	3,060,522	20,074,218	124,264,352	20,093,839
Ultra Russell2000	96,181,290	—	174,555	1,431	(1)	12,524	—	45,390,502	26,340,235	141,585,747	26,514,790
Ultra SmallCap600	12,935,478	—	—	—		—	—	1,900,415	7,402,099	14,835,893	7,402,099
UltraPro S&P500®	335,254,585	—	897,957	—		—	—	64,046,818	499,033,840	399,301,403	499,931,797
UltraPro QQQ®	888,582,793	—	4,016,140	—		—	—	58,339,781	1,053,551,518	946,922,574	1,057,567,658
UltraPro Dow30SM	43,118,800	—	89,255	—		—	—	36,569,890	91,185,271	79,688,690	91,274,526
UltraPro MidCap400	13,113,717	—	16,019	—		—	—	308,435	18,535,449	13,422,152	18,551,468
UltraPro Russell2000	51,513,431	—	251,637	600	(1)	5,187	—	12,397,623	47,081,580	63,916,841	47,333,217

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra Basic Materials	$36,858,460	$—	$—	$—	$—	$—	$2,563,970	$17,625,260	$39,422,430	$17,625,260
Ultra Nasdaq Biotechnology	365,897,063	—	—	—	—	—	97,547,224	36,841,150	463,444,287	36,841,150
Ultra Consumer Goods	9,943,633	—	—	—	—	—	896,851	2,890,949	10,840,484	2,890,949
Ultra Consumer Services	14,207,461	—	—	—	—	—	434,753	5,023,054	14,642,214	5,023,054
Ultra Financials	665,118,015	—	—	—	—	—	7,439,914	137,114,618	672,557,929	137,114,618
Ultra Gold Miners	7,765,837	—	—	—	—	—	6,650,058	(1,232,787)	14,415,895	(1,232,787)
Ultra Junior Miners	4,496,939	—	—	—	—	—	1,099,053	(2,307,785)	5,595,992	(2,307,785)
Ultra Health Care	75,144,215	—	—	—	5,760	—	1,874,908	27,473,804	77,024,883	27,473,804
Ultra Industrials	12,973,171	—	—	—	—	—	1,140,666	6,079,474	14,113,837	6,079,474
Ultra Oil & Gas	107,878,893	—	—	—	—	—	20,058,045	(9,610,071)	127,936,938	(9,610,071)
Ultra Oil & Gas Exploration & Production	—	—	—	—	—	—	1,120,242	(336,649)	1,120,242	(336,649)
Ultra Real Estate	106,910,137	—	—	—	—	—	5,164,523	53,106,772	112,074,660	53,106,772
Ultra S&P Regional Banking	—	—	—	—	—	—	7,023,270	682,204	7,023,270	682,204
Ultra Semiconductors	26,776,159	—	—	—	—	—	4,485,420	9,386,595	31,261,579	9,386,595
Ultra Technology	168,586,265	—	—	—	—	—	1,673,682	72,842,236	170,259,947	72,842,236
Ultra Telecommunications	2,619,909	—	—	—	—	—	539,605	477,556	3,159,514	477,556
Ultra Utilities	11,117,949	—	—	—	—	—	333,479	2,572,213	11,451,428	2,572,213
UltraPro Nasdaq Biotechnology	39,614,987	—	—	—	—	—	5,743,532	9,590,108	45,358,519	9,590,108
UltraPro Financial Select Sector	14,031,194	—	—	—	—	—	390,154	7,670,558	14,421,348	7,670,558

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra MSCI EAFE	$—	$—	$—	$—	$—	$—	$5,314,788	$3,463,020	$5,314,788	$3,463,020
Ultra MSCI Emerging Markets	—	—	—	—	—	14,960,751	22,022,373	9,075,131	36,983,124	9,075,131
Ultra FTSE Europe	—	—	—	—	—	—	9,211,814	3,454,121	9,211,814	3,454,121
Ultra MSCI Brazil Capped	—	—	—	—	—	—	12,369,630	1,790,116	12,369,630	1,790,116
Ultra FTSE China 50	—	—	—	—	—	—	25,332,055	13,173,416	25,332,055	13,173,416
Ultra MSCI Japan	—	—	—	—	—	—	6,888,897	2,360,526	6,888,897	2,360,526
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	—	3,904,022	3,290,827	3,904,022	3,290,827
Ultra 7-10 Year Treasury	—	—	2,484	—	—	41,055,562	10,659,116	1,489,899	51,714,678	1,492,383
Ultra 20+ Year Treasury	—	—	4,770	—	—	34,271,705	5,149,215	38,979	39,420,920	43,749
Ultra High Yield	2,406,642	—	—	—	—	—	96,625	324,423	2,503,267	324,423

*   These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

(1) Common Stocks (Wins Finance Holdings, Inc.) transferred from Level 1 to Level 2 during the period due to a NASDAQ Stock Exchange trading halt imposed on June 7, 2017.

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2017, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	BNP Paribas Securities Corp., 0.70%, dated 08/31/17 due 09/01/17 (1)	BNP Paribas Securities Corp., 0.80%, dated 08/31/17 due 09/01/17 (2)	BNP Paribas Securities Corp., 1.06%, dated 08/31/17 due 09/01/17 (3)	Credit Suisse Securities (USA) LLC, 1.03%, dated 08/31/17 due 09/01/17 (4)	ING Financial Markets LLC, 1.05%, dated 08/31/17 due 09/01/17 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.06%, dated 08/31/17 due 09/01/17 (6)	Total
Short S&P500®	$22,187,984	$99,845,929	$110,939,922	$7,335,938	$138,674,902	$91,525,435	$470,510,110
Short QQQ®	7,259,913	32,669,610	36,299,567	2,400,320	45,374,459	29,947,143	153,951,012
Short Dow30SM	3,636,930	16,366,186	18,184,651	1,202,466	22,730,815	15,002,338	77,123,386
Short MidCap400	683,240	3,074,578	3,416,198	225,897	4,270,248	2,818,364	14,488,525
Short Russell2000	7,723,989	34,757,951	38,619,945	2,553,756	48,274,932	31,861,455	163,792,028
Short SmallCap600	284,468	1,280,106	1,422,340	94,053	1,777,925	1,173,429	6,032,321
UltraShort S&P500®	16,386,764	73,740,436	81,933,818	5,417,900	102,417,272	67,595,398	347,491,588
UltraShort QQQ®	4,261,078	19,174,849	21,305,388	1,408,826	26,631,734	17,576,944	90,358,819
UltraShort Dow30SM	4,277,546	19,248,956	21,387,729	1,414,270	26,734,661	17,644,876	90,708,038
UltraShort MidCap400	258,879	1,164,957	1,294,397	85,592	1,617,997	1,067,879	5,489,701
UltraShort Russell2000	6,398,008	28,791,038	31,990,042	2,115,352	39,987,553	26,391,785	135,673,778
UltraShort SmallCap600	114,631	515,842	573,157	37,900	716,447	472,856	2,430,833
UltraPro Short S&P500®	10,664,577	47,990,595	53,322,883	3,525,993	66,653,603	43,991,379	226,149,030
UltraPro Short QQQ®	14,685,676	66,085,540	73,428,378	4,855,475	91,785,471	60,578,411	311,418,951
UltraPro Short Dow30SM	3,147,847	14,165,311	15,739,234	1,040,762	19,674,043	12,984,868	66,752,065
UltraPro Short MidCap400	124,480	560,160	622,400	41,156	778,000	513,480	2,639,676
UltraPro Short Russell2000	3,968,295	17,857,327	19,841,474	1,312,024	24,801,843	16,369,216	84,150,179
Short Basic Materials	97,723	439,754	488,615	32,310	610,769	403,108	2,072,279
Short Financials	719,739	3,238,824	3,598,693	237,965	4,498,365	2,968,921	15,262,507
Short Oil & Gas	129,032	580,646	645,162	42,662	806,452	532,259	2,736,213
Short Real Estate	663,962	2,987,827	3,319,808	219,523	4,149,759	2,738,841	14,079,720
Short S&P Regional Banking	87,170	392,264	435,849	28,820	544,811	359,575	1,848,489
UltraShort Basic Materials	300,740	1,353,330	1,503,700	99,433	1,879,625	1,240,551	6,377,379
UltraShort Nasdaq Biotechnology	1,800,709	8,103,193	9,003,548	595,362	11,254,434	7,427,927	38,185,173
UltraShort Consumer Goods	90,707	408,180	453,533	29,990	566,917	374,165	1,923,492
UltraShort Consumer Services	105,323	473,954	526,616	34,823	658,270	434,457	2,233,443
UltraShort Financials	444,947	2,002,260	2,224,733	147,111	2,780,916	1,835,405	9,435,372

Fund Name	BNP Paribas Securities Corp., 0.70%, dated 08/31/17 due 09/01/17 (1)	BNP Paribas Securities Corp., 0.80%, dated 08/31/17 due 09/01/17 (2)	BNP Paribas Securities Corp., 1.06%, dated 08/31/17 due 09/01/17 (3)	Credit Suisse Securities (USA) LLC, 1.03%, dated 08/31/17 due 09/01/17 (4)	ING Financial Markets LLC, 1.05%, dated 08/31/17 due 09/01/17 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.06%, dated 08/31/17 due 09/01/17 (6)	Total
UltraShort Gold Miners	173,310	779,895	866,550	57,301	1,083,188	714,904	3,675,148
UltraShort Health Care	53,121	239,042	265,603	17,563	332,003	219,122	1,126,454
UltraShort Industrials	156,983	706,424	784,916	51,903	981,145	647,556	3,328,927
UltraShort Oil & Gas	431,003	1,939,512	2,155,013	142,501	2,693,766	1,777,886	9,139,681
UltraShort Oil & Gas Exploration & Production	32,830	147,730	164,144	10,854	205,180	135,419	696,157
UltraShort Real Estate	532,387	2,395,741	2,661,934	176,021	3,327,418	2,196,096	11,289,597
UltraShort Semiconductors	259,834	1,169,254	1,299,171	85,908	1,623,964	1,071,817	5,509,948
UltraShort Technology	155,804	701,116	779,018	51,513	973,773	642,690	3,303,914
UltraShort Utilities	310,047	1,395,212	1,550,235	102,510	1,937,794	1,278,943	6,574,741
UltraPro Short Nasdaq Biotechnology	59,189	266,351	295,946	19,570	369,933	244,155	1,255,144
UltraPro Short Financial Select Sector	84,876	381,948	424,386	28,063	530,483	350,119	1,799,875
Short MSCI EAFE	376,977	1,696,395	1,884,883	124,638	2,356,104	1,555,029	7,994,026
Short MSCI Emerging Markets	2,114,461	9,515,076	10,572,306	699,097	13,215,383	8,722,153	44,838,476
Short FTSE China 50	278,984	1,255,430	1,394,921	92,240	1,743,653	1,150,811	5,916,039
UltraShort MSCI EAFE	162,036	729,163	810,181	53,573	1,012,726	668,399	3,436,078
UltraShort MSCI Emerging Markets	646,831	2,910,738	3,234,153	213,859	4,042,692	2,668,176	13,716,449
UltraShort FTSE Europe	1,036,219	4,662,986	5,181,096	342,602	6,476,369	4,274,404	21,973,676
UltraShort MSCI Brazil Capped	808,523	3,638,356	4,042,617	267,319	5,053,272	3,335,160	17,145,247
UltraShort FTSE China 50	846,868	3,810,907	4,234,341	279,997	5,292,926	3,493,330	17,958,369
UltraShort MSCI Japan	339,918	1,529,630	1,699,589	112,386	2,124,486	1,402,161	7,208,170
UltraShort MSCI Mexico Capped IMI	31,977	143,897	159,885	10,572	199,857	131,905	678,093
Short 7-10 Year Treasury	1,662,773	7,482,479	8,313,865	549,757	10,392,332	6,858,939	35,260,145
Short 20+ Year Treasury	7,789,762	35,053,929	38,948,809	2,575,502	48,686,012	32,132,768	165,186,782
Short High Yield	3,796,831	17,085,739	18,984,154	1,255,333	23,730,192	15,661,927	80,514,176
UltraShort 3-7 Year Treasury	117,508	528,792	587,546	38,852	734,433	484,726	2,491,857
UltraShort 7-10 Year Treasury	1,219,993	5,489,967	6,099,964	403,362	7,624,954	5,032,470	25,870,710
UltraShort 20+ Year Treasury	26,137,225	117,617,514	130,686,126	8,641,662	163,357,658	107,816,054	554,256,239
UltraShort TIPS	50,412	226,855	252,061	16,668	315,077	207,951	1,069,024
UltraPro Short 20+ Year Treasury	3,402,215	15,309,968	17,011,075	1,124,863	21,263,844	14,034,137	72,146,102
Ultra S&P500®	5,301,689	23,857,599	26,508,443	1,752,879	33,135,553	21,869,465	112,425,628
Ultra QQQ®	3,334,264	15,004,187	16,671,319	1,102,396	20,839,149	13,753,837	70,705,152

Fund Name	BNP Paribas Securities Corp., 0.70%, dated 08/31/17 due 09/01/17 (1)	BNP Paribas Securities Corp., 0.80%, dated 08/31/17 due 09/01/17 (2)	BNP Paribas Securities Corp., 1.06%, dated 08/31/17 due 09/01/17 (3)	Credit Suisse Securities (USA) LLC, 1.03%, dated 08/31/17 due 09/01/17 (4)	ING Financial Markets LLC, 1.05%, dated 08/31/17 due 09/01/17 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.06%, dated 08/31/17 due 09/01/17 (6)	Total
Ultra Dow30SM	2,225,203	10,013,413	11,126,015	735,711	13,907,518	9,178,963	47,186,823
Ultra MidCap400	144,326	649,467	721,630	47,718	902,037	595,344	3,060,522
Ultra Russell2000	2,140,493	9,632,220	10,702,467	707,704	13,378,083	8,829,535	45,390,502
Ultra SmallCap600	89,618	403,283	448,092	29,630	560,115	369,677	1,900,415
UltraPro S&P500®	3,020,275	13,591,236	15,101,374	998,583	18,876,717	12,458,633	64,046,818
UltraPro QQQ®	2,751,146	12,380,158	13,755,731	909,602	17,194,665	11,348,479	58,339,781
UltraPro Dow30SM	1,724,537	7,760,417	8,622,686	570,178	10,778,356	7,113,716	36,569,890
UltraPro MidCap400	14,545	65,452	72,725	4,809	90,906	59,998	308,435
UltraPro Russell2000	584,638	2,630,873	2,923,192	193,297	3,653,990	2,411,633	12,397,623
Ultra Basic Materials	120,910	544,095	604,549	39,976	755,687	498,753	2,563,970
Ultra Nasdaq Biotechnology	4,600,063	20,700,285	23,000,316	1,520,904	28,750,395	18,975,261	97,547,224
Ultra Consumer Goods	42,293	190,319	211,465	13,983	264,332	174,459	896,851
Ultra Consumer Services	20,502	92,258	102,509	6,778	128,136	84,570	434,753
Ultra Financials	350,846	1,578,808	1,754,231	115,999	2,192,789	1,447,241	7,439,914
Ultra Gold Miners	313,599	1,411,194	1,567,994	103,684	1,959,992	1,293,595	6,650,058
Ultra Junior Miners	51,828	233,228	259,142	17,136	323,927	213,792	1,099,053
Ultra Health Care	88,416	397,870	442,078	29,233	552,597	364,714	1,874,908
Ultra Industrials	53,791	242,058	268,954	17,785	336,192	221,886	1,140,666
Ultra Oil & Gas	945,883	4,256,474	4,729,416	312,734	5,911,770	3,901,768	20,058,045
Ultra Oil & Gas Exploration & Production	52,828	237,724	264,138	17,466	330,172	217,914	1,120,242
Ultra Real Estate	243,545	1,095,952	1,217,725	80,522	1,522,156	1,004,623	5,164,523
Ultra S&P Regional Banking	331,198	1,490,393	1,655,992	109,503	2,069,990	1,366,194	7,023,270
Ultra Semiconductors	211,520	951,841	1,057,601	69,934	1,322,002	872,522	4,485,420
Ultra Technology	78,926	355,168	394,631	26,095	493,290	325,572	1,673,682
Ultra Telecommunications	25,446	114,508	127,231	8,413	159,040	104,967	539,605
Ultra Utilities	15,726	70,767	78,630	5,199	98,287	64,870	333,479
UltraPro Nasdaq Biotechnology	270,850	1,218,822	1,354,247	89,550	1,692,809	1,117,254	5,743,532
UltraPro Financial Select Sector	18,399	82,794	91,993	6,083	114,991	75,894	390,154
Ultra MSCI EAFE	250,631	1,127,840	1,253,155	82,865	1,566,444	1,033,853	5,314,788
Ultra MSCI Emerging Markets	1,038,516	4,673,320	5,192,578	343,361	6,490,721	4,283,877	22,022,373
Ultra FTSE Europe	434,404	1,954,819	2,172,021	143,626	2,715,026	1,791,918	9,211,814

Fund Name	BNP Paribas Securities Corp., 0.70%, dated 08/31/17 due 09/01/17 (1)	BNP Paribas Securities Corp., 0.80%, dated 08/31/17 due 09/01/17 (2)	BNP Paribas Securities Corp., 1.06%, dated 08/31/17 due 09/01/17 (3)	Credit Suisse Securities (USA) LLC, 1.03%, dated 08/31/17 due 09/01/17 (4)	ING Financial Markets LLC, 1.05%, dated 08/31/17 due 09/01/17 (5)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.06%, dated 08/31/17 due 09/01/17 (6)	Total
Ultra MSCI Brazil Capped	583,318	2,624,932	2,916,591	192,861	3,645,740	2,406,188	12,369,630
Ultra FTSE China 50	1,194,591	5,375,660	5,972,956	394,964	7,466,195	4,927,689	25,332,055
Ultra MSCI Japan	324,862	1,461,878	1,624,309	107,408	2,030,385	1,340,055	6,888,897
Ultra MSCI Mexico Capped IMI	184,103	828,464	920,516	60,869	1,150,645	759,425	3,904,022
Ultra 7-10 Year Treasury	502,655	2,261,948	2,513,275	166,191	3,141,595	2,073,452	10,659,116
Ultra 20+ Year Treasury	242,823	1,092,704	1,214,115	80,284	1,517,644	1,001,645	5,149,215
Ultra High Yield	4,556	20,505	22,783	1,507	28,479	18,795	96,625
	$197,501,016	$888,754,582	$987,505,083	$65,299,088	$1,234,381,357	$814,691,698	$4,188,132,824

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2017 as follows:

(1) U.S. Treasury Bonds, 0% to 4.38%, due 11/15/18 to 11/15/45; U.S. Treasury Notes, 1.88% to 2.38%, due 10/31/22 to 05/15/27, which had an aggregate value at the Trust level of $204,000,001.

(2) U.S. Treasury Bills, 0%, due 03/01/18 to 07/19/18; U.S. Treasury Bond, 8.00%, due 11/15/21; U.S. Treasury Notes, 0.13% to 3.75%, due 10/31/17 to 02/15/27 and Cash, which had an aggregate value at the Trust level of $917,747,112.

(3) U.S. Treasury Bill, 0%, due 01/25/18; U.S. Treasury Bonds, 0% to 2.50%, due 02/15/19 to 02/15/45; U.S. Treasury Notes, 0.13% to 2.25%, due 11/15/17 to 08/31/24, which had an aggregate value at the Trust level of $1,020,000,054.

(4) U.S. Treasury Bonds, 2.13% to 3.38%, due 04/15/32 to 02/15/41, which had an aggregate value at the Trust level of $67,454,009.

(5) Federal Farm Credit Bank, 0.75%, due 04/18/18; Federal Home Loan Bank, 1.13% to 4.88%, due 09/08/17 to 06/21/19; Federal Home Loan Mortgage Corp., 1.05% to 2.38%, due 07/27/18 to 01/13/22; Federal National Mortgage Association, 0.88% to 5.36%, due 10/26/17 to 02/26/21; Government National Mortgage Association, 3.00% to 4.00%, due 04/20/43 to 10/20/45; U.S. Treasury Bonds, 2.50% to 3.63%, due 08/15/43 to 02/15/45; U.S. Treasury Notes, 1.50% to 2.50%, due 02/28/19 to 08/15/27, which had an aggregate value at the Trust level of $1,275,009,246.

(6) U.S. Treasury Bonds, 0.16% to 3.00%, due 02/15/44 to 11/15/46; U.S. Treasury Note, 1.00%, due 03/15/18, which had an aggregate value at the Trust level of $841,742,182.

Equity Securities

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”)

REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to debt instruments, including U.S. government securities. Additionally, certain Funds may invest in or seek leveraged or inverse exposure to lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.

U.S. Treasury Inflation-Protected Securities

UltraShort TIPS seeks leveraged inverse exposure to the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series L). U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-protected public obligations of the U.S. Treasury. Inflation-protected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective.

In connection with its management of certain series of the Trust included in this report (UltraShort S&P500®, UltraShort QQQ®, UltraShort Dow30SM, UltraShort MidCap400, UltraShort SmallCap600, UltraPro Short S&P500®, UltraPro Short QQQ®, UltraShort Basic Materials, UltraShort Financials, UltraShort Utilities, UltraPro Short NASDAQ Biotechnology, UltraPro S&P500®, UltraPro QQQ, UltraPro Dow30SM, UltraPro MidCap400, UltraPro Russell2000, UltraPro Financial Select Sector, and UltraPro Nasdaq Biotechnology (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Ultra Russell2000	125%
UltraPro Dow30 SM	266%
Ultra Oil & Gas Exploration & Production	132%
Ultra S&P Regional Banking	140%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index futures and in the range of approximately 1% to 3% of the contract amount for bond futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on August 31, 2017 contractually terminate within 27 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity and credit.

As the Funds’ investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk.

3. Investment Transactions and Income

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•        Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

There is no guarantee that a Fund whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund’s correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective.

•        Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At August 31, 2017, the ProShares ProShares UltraPro Short MidCap400, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort Health Care, ProShares UltraShort Oil & Gas, ProShares UltraPro Short Nasdaq Biotechnology, ProShares UltraPro Short Financial Select Sector, ProShares Ultra S&P500®, ProShares Ultra QQQ®, ProShares Ultra Russell2000, ProShares Ultra SmallCap600, ProShares UltraPro S&P500®, ProShares UltraPro QQQ®, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Basic Materials, ProShares Ultra Consumer Goods, ProShares Ultra Consumer Services, ProShares Ultra Financials, ProShares Ultra Health Care, ProShares Ultra Industrials, ProShares Ultra Real Estate, ProShares Ultra S&P Regional Banking, ProShares Ultra Semiconductors, ProShares Ultra Technology, ProShares Ultra Telecommunications, ProShares UltraPro Nasdaq Biotechnology, ProShares UltraPro Financial Select Sector, ProShares Ultra MSCI EAFE, ProShares Ultra MSCI Emerging Markets, ProShares Ultra FTSE Europe,ProShares Ultra MSCI Brazil Capped, ProShares Ultra FTSE China 50, ProShares Ultra MSCI Japan, ProShares Ultra MSCI Mexico Capped IMI and ProShares Ultra High Yield Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Foreign Currency  Risk

Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•        Debt Instrument Risk

Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  These factors may cause the value of an investment in a Fund to change.

5. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

6. Subsequent Events

The Board approved a Plan of Liquidation and Termination (the “Plan”) which resulted in the closure and liquidation of ProShares Short S&P Regional Banking, ProShares UltraShort Oil & Gas Exploration & Production, ProShares UltraShort MSCI Mexico Capped IMI, ProShares UltraShort 3-7 Year Treasury, ProShares UltraShort TIPS, ProShares Ultra Junior Miners, ProShares Ultra Oil & Gas Exploration & Production, ProShares Ultra S&P Regional Banking and ProShares Ultra MSCI Mexico Capped IMI (together, the “Liquidating Funds”).

Trading in the Liquidating Funds was halted prior to market open on September 7, 2017.  Any shareholders that remained in the Liquidating Funds had their shares redeemed for cash at the net asset value per share as of the liquidation date of September 14, 2017.

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
October 23, 2017

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer
October 23, 2017